UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

                                     PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:   July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2017 is set forth below.

Schedule of Investments

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 102.2%
	Australia - 13.4%
332	AGL Energy Ltd.	$6,388
504	Amcor Ltd.	6,172
996	APA Group	6,854
205	ASX Ltd.	8,560
6,001	AusNet Services	7,833
334	Australia & New Zealand Banking Group Ltd.	7,901
128	Commonwealth Bank of Australia	8,556
881	Dexus REIT	6,597
1,109	Goodman Group REIT	7,048
1,830	GPT Group (The) REIT	6,998
1,419	Insurance Australia Group Ltd.	7,556
2,822	Medibank Private Ltd.	6,128
3,916	Mirvac Group REIT	6,784
313	National Australia Bank Ltd.	7,484
1,986	Scentre Group REIT	6,548
497	SEEK Ltd.	6,785
1,913	Stockland REIT	6,414
663	Suncorp Group Ltd.	7,564
1,883	Telstra Corp. Ltd.	6,164
721	Transurban Group	6,568
3,233	Vicinity Centres REIT	7,098
569	Washington H Soul Pattinson & Co. Ltd.	8,013
251	Wesfarmers Ltd.	8,162
1,106	Westfield Corp. REIT	6,781
305	Westpac Banking Corp.	7,748
329	Woolworths Ltd.	7,013

		185,717

	Austria - 1.4%
200	BUWOG AG	5,856
256	CA Immobilien Anlagen AG	6,580
151	Oesterreichische Post AG	6,928

		19,364

	Belgium - 3.2%
56	Anheuser-Busch InBev SA/NV	6,721
288	bpost SA	7,859
113	Colruyt SA	6,312
92	Groupe Bruxelles Lambert SA	9,401
201	Proximus SADP	7,037
98	Telenet Group Holding NV(a)	6,816

		44,146

	Denmark - 3.0%
66	Carlsberg A/S, Class B	7,309
87	Chr. Hansen Holding A/S	6,979
71	Coloplast A/S, Class B	6,078
166	Danske Bank A/S	6,698
170	ISS A/S	6,945

309	Tryg A/S	$6,942

		40,951

	Finland - 1.3%
167	Elisa Oyj	6,846
94	Orion Oyj, Class B	4,735
118	Sampo Oyj, Class A	6,432

		18,013

	France - 9.2%
44	Aeroports de Paris	7,421
54	Air Liquide SA	6,602
308	Bureau Veritas SA	6,989
20	Christian Dior SE	5,676
51	Cie Generale des Etablissements Michelin	6,876
94	Danone SA	6,992
5	Dassault Aviation SA	7,465
69	Dassault Systemes SE	6,743
13	Hermes International	6,560
149	Klepierre REIT	6,039
37	L’Oreal SA	7,638
23	LVMH Moet Hennessy Louis Vuitton SE	5,768
339	Orange SA	5,683
58	Pernod Ricard SA	8,018
69	Sanofi	6,567
56	Sodexo SA	6,591
65	Thales SA	7,172
24	Unibail-Rodamco SE REIT	5,980
70	Vinci SA	6,251

		127,031

	Germany - 6.2%
70	BASF SE	6,651
73	Beiersdorf AG	7,978
183	Deutsche Post AG	7,077
360	Deutsche Telekom AG	6,555
64	Fresenius Medical Care AG & Co. KGaA	6,021
63	Henkel AG & Co. KGaA	7,903
151	MAN SE	16,667
57	Merck KGaA	6,240
33	Muenchener Rueckversicherungs-Gesellschaft AG	7,062
69	SAP SE	7,296
160	Vonovia SE	6,462

		85,912

	Hong Kong - 10.1%
920	AIA Group Ltd.	7,250
549	CK Hutchison Holdings Ltd.	7,233
795	CK Infrastructure Holdings Ltd.	7,416
771	CLP Holdings Ltd.	8,218
800	Dairy Farm International Holdings Ltd.	6,448
472	Hang Seng Bank Ltd.	10,274
1,000	Henderson Land Development Co. Ltd.	5,787
7,492	HK Electric Investments & HK Electric Investments Ltd.(b)	7,108
4,497	Hong Kong & China Gas Co. Ltd.	8,510
341	Hong Kong Exchanges & Clearing Ltd.	9,728
1,193	Hysan Development Co. Ltd.	5,774
85	Jardine Matheson Holdings Ltd.	5,424
160	Jardine Strategic Holdings Ltd.	6,528
908	Link REIT	7,382
8,979	Mapletree Greater China Commercial Trust REIT(b)	7,344
1,434	MTR Corp. Ltd.	8,290
769	Power Assets Holdings Ltd.	7,621

Schedule of Investments

744	Swire Pacific Ltd., Class A	$7,421
1,773	Swire Properties Ltd.	6,129

		139,885

	Ireland - 0.4%
64	Kerry Group PLC, Class A	5,761

	Israel - 0.4%
58	Check Point Software Technologies Ltd.(a)	6,135

	Italy - 0.5%
2,113	Parmalat SpA	7,628

	Japan - 9.2%
1	Activia Properties, Inc. REIT	4,484
3	Advance Residence Investment Corp. REIT	7,314
198	Canon, Inc.	6,876
3	Daiwa House REIT Investment Corp. REIT	7,418
2	Frontier Real Estate Investment Corp. REIT	8,534
7	GLP J-REIT REIT	7,602
200	Hankyu Hanshin Holdings, Inc.	7,122
2	Japan Prime Realty Investment Corp. REIT	7,503
1	Japan Real Estate Investment Corp. REIT	5,240
4	Japan Retail Fund Investment Corp. REIT	7,624
5	Mori Trust Sogo REIT, Inc. REIT	8,272
1,305	Nagoya Railroad Co. Ltd.	5,976
1	Nippon Building Fund, Inc. REIT	5,385
3	Nippon Prologis REIT, Inc. REIT	6,313
4	Nomura Real Estate Master Fund, Inc. REIT	5,658
5	ORIX JREIT, Inc. REIT	7,575
173	Sankyo Co. Ltd.	5,668
1,194	Tobu Railway Co., Ltd.	6,311
5	United Urban Investment Corp. REIT	7,439

		128,314

	Netherlands - 3.0%
397	Axfood AB	6,675
80	Heineken NV	8,316
299	Koninklijke Ahold Delhaize NV	6,097
87	Koninklijke DSM NV	6,398
180	Koninklijke Philips NV	6,872
160	Wolters Kluwer NV	7,096

		41,454

	New Zealand - 1.6%
1,926	Contact Energy Ltd.	7,740
1,008	Ryman Healthcare Ltd.	6,666
1,234	Z Energy Ltd.	7,161

		21,567

	Norway - 1.0%
403	Gjensidige Forsikring ASA	6,947
697	Orkla ASA	7,145

		14,092

	Singapore - 12.6%
3,817	Ascendas Real Estate Investment Trust REIT	7,594
6,013	CapitaLand Commercial Trust Ltd. REIT	7,620
2,841	CapitaLand Ltd.	7,724
5,531	CapitaLand Mall Trust REIT	8,191
3,440	ComfortDelGro Corp. Ltd.	5,855
538	DBS Group Holdings Ltd.	8,570
10,058	Keppel REIT	8,597
6,753	Mapletree Commercial Trust REIT	7,986

11,059	Mapletree Logistics Trust REIT	$9,778
1,243	Oversea-Chinese Banking Corp. Ltd.	10,404
1,713	SATS Ltd.	6,096
1,078	Singapore Airlines Ltd.	8,253
1,922	Singapore Exchange Ltd.	10,720
7,577	Singapore Post Ltd.	7,341
3,365	Singapore Press Holdings Ltd.	7,215
2,543	Singapore Technologies Engineering Ltd.	7,064
3,006	Singapore Telecommunications Ltd.	8,793
5,414	Suntec Real Estate Investment Trust REIT	7,579
523	United Overseas Bank Ltd.	9,245
1,385	UOL Group Ltd.	8,052
715	Venture Corp. Ltd.	6,938
2,381	Wilmar International Ltd.	5,860

		175,475

	Spain - 3.2%
353	Abertis Infraestructuras SA	6,946
29	Aena SA(b)	5,650
106	Amadeus IT Group SA	6,506
259	Endesa SA	6,110
730	Iberdrola SA	5,735
157	Industria de Diseno Textil SA	6,218
310	Red Electrica Corp. SA	6,623

		43,788

	Sweden - 4.5%
444	Castellum AB	6,889
384	Hufvudstaden AB, Class A	6,674
196	ICA Gruppen AB	7,841
300	Industrivarden AB, Class C	7,269
158	Investor AB, Class A	7,289
94	L E Lundbergforetagen AB, Class B	7,385
120	Saab AB, Class B	5,559
206	Swedish Match AB	7,232
1,463	Telia Co. AB	6,864

		63,002

	Switzerland - 7.3%
273	ABB Ltd.	6,423
19	Geberit AG	9,161
4	Givaudan SA	7,981
51	Kuehne + Nagel International AG	8,901
122	Nestle SA	10,331
93	Novartis AG	7,942
31	Roche Holding AG	7,868
40	Schindler Holding AG-PC	8,648
4	SGS SA	8,864
83	Swiss RE AG	8,022
22	Swisscom AG	10,778
23	Zurich Insurance Group AG	7,027

		101,946

	United Kingdom - 10.2%
728	BAE Systems PLC	5,773
92	British American Tobacco PLC	5,717
223	Bunzl PLC	6,727
296	Compass Group PLC	6,310
63	DCC PLC	5,536
249	Diageo PLC	8,038
362	Experian PLC	7,192
344	GlaxoSmithKline PLC	6,868
138	Imperial Brands PLC	5,676
710	Informa PLC	6,510
113	Intertek Group PLC	6,407
955	Merlin Entertainments PLC(b)	5,909

Schedule of Investments

523	National Grid PLC	$6,459
70	Reckitt Benckiser Group PLC	6,800
346	RELX PLC	7,536
802	RSA Insurance Group PLC	6,899
660	Sage Group PLC (The)	5,865
215	Severn Trent PLC	6,349
396	Smith & Nephew PLC	6,891
308	SSE PLC	5,599
524	United Utilities Group PLC	6,200
2,228	Vodafone Group PLC	6,521

		141,782

	United States - 0.5%
99	Carnival PLC	6,682

	Total Investments (Cost $1,252,285)(c) - 102.2%	1,418,645
	Other assets less liabilities - (2.2)%	(30,857)

	Net Assets - 100.0%	$1,387,788

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $26,011, which represented 1.87% of the Fund’s Net Assets.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,275,677. The net unrealized appreciation was $142,968, which consisted of aggregate gross unrealized appreciation of $183,602 and aggregate gross unrealized depreciation of $40,634.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
08/02/2017	CIBC World Markets Corp.	AUD	226,100	USD	173,370	$180,507	$(7,137)
08/02/2017	CIBC World Markets Corp.	DKK	239,400	USD	36,780	37,954	(1,174)
08/02/2017	CIBC World Markets Corp.	EUR	311,600	USD	355,900	367,376	(11,476)
08/02/2017	CIBC World Markets Corp.	GBP	108,300	USD	140,799	142,777	(1,978)
08/02/2017	CIBC World Markets Corp.	HKD	799,900	USD	102,550	102,418	132
08/02/2017	CIBC World Markets Corp.	JPY	13,471,000	USD	120,030	121,915	(1,885)
08/02/2017	CIBC World Markets Corp.	NOK	109,300	USD	13,055	13,833	(778)
08/02/2017	CIBC World Markets Corp.	NZD	26,600	USD	19,466	19,943	(477)
08/02/2017	CIBC World Markets Corp.	SEK	547,200	USD	64,976	67,647	(2,671)
08/02/2017	CIBC World Markets Corp.	SGD	231,800	USD	168,418	170,793	(2,375)
08/02/2017	CIBC World Markets Corp.	USD	180,507	AUD	226,100	180,507	0
08/02/2017	CIBC World Markets Corp.	USD	367,376	EUR	311,600	367,376	0
08/02/2017	CIBC World Markets Corp.	USD	142,777	GBP	108,300	142,777	0
08/03/2017	CIBC World Markets Corp.	CHF	92,200	USD	96,448	95,578	870
08/03/2017	CIBC World Markets Corp.	USD	95,559	CHF	92,200	95,578	19
09/05/2017	CIBC World Markets Corp.	AUD	215,700	USD	172,131	172,121	10
09/05/2017	CIBC World Markets Corp.	CHF	91,200	USD	94,716	94,749	(33)
09/05/2017	CIBC World Markets Corp.	DKK	238,500	USD	37,879	37,893	(14)
09/05/2017	CIBC World Markets Corp.	EUR	305,000	USD	360,223	360,337	(114)
09/05/2017	CIBC World Markets Corp.	GBP	104,500	USD	137,919	137,947	(28)
09/05/2017	CIBC World Markets Corp.	HKD	818,000	USD	104,831	104,848	(17)
09/05/2017	CIBC World Markets Corp.	JPY	13,129,000	USD	118,988	119,023	(35)
09/05/2017	CIBC World Markets Corp.	NOK	104,500	USD	13,235	13,237	(2)
09/05/2017	CIBC World Markets Corp.	NZD	26,600	USD	19,930	19,929	1
09/05/2017	CIBC World Markets Corp.	SEK	524,400	USD	64,949	64,971	(22)
09/06/2017	CIBC World Markets Corp.	SGD	229,900	USD	169,460	169,482	(22)

Total Forward Foreign Currency Contracts - Currency Risk							$(29,206)

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 5.4%
89,777	Aristocrat Leisure Ltd.	$1,451,388
334,085	Challenger Ltd.	3,427,312
44,656	CSL Ltd.	4,492,043
265,986	Qantas Airways Ltd.	1,129,702
64,543	Sonic Healthcare Ltd.	1,148,557

		11,649,002

	Austria - 2.5%
75,180	ams AG	5,434,840

	Belgium - 1.2%
7,108	Ackermans & van Haaren NV	1,280,515
16,117	KBC Group NV	1,330,137

		2,610,652

	Canada - 9.6%
27,779	Bank of Nova Scotia	1,725,317
67,520	Canadian Apartment Properties REIT	1,749,889
44,173	Canadian Utilities Ltd., Class A	1,397,725
57,372	CCL Industries, Inc., Class B	2,742,093
28,317	CGI Group, Inc., Class A(a)	1,490,631
10,420	Constellation Software, Inc.	5,596,412
19,450	Dollarama, Inc.	1,895,463
58,389	Open Text Corp.	1,947,000
28,587	Royal Bank of Canada	2,126,166

		20,670,696

	China - 0.5%
1,235,579	Sino Biopharmaceutical Ltd.	1,091,592

	Denmark - 6.8%
18,230	DSV A/S	1,172,241
26,285	Genmab A/S(a)	5,954,875
52,545	Novozymes A/S, Class B	2,417,471
51,632	Vestas Wind Systems A/S	5,025,968

		14,570,555

	Finland - 2.0%
83,371	Orion Oyj, Class B	4,200,122

	France - 10.4%
13,251	Airbus Group SE	1,102,979
12,442	Ingenico Group SA	1,299,978
8,031	Ipsen SA	1,024,971
3,649	Kering	1,271,292
4,727	LVMH Moet Hennessy Louis Vuitton SE	1,185,406
16,061	Pernod Ricard SA	2,220,238
65,558	Rubis SCA	4,155,267
15,228	Safran SA	1,435,049
6,365	SEB SA	1,128,277
9,425	Teleperformance	1,307,336

45,610	Valeo SA	$3,147,943
34,618	Vinci SA	3,091,301

		22,370,037

	Germany - 4.6%
18,522	adidas AG	4,214,627
12,944	Henkel AG & Co. KGaA	1,623,769
8,508	MTU Aero Engines AG	1,243,335
21,816	United Internet AG	1,324,378
19,626	Wirecard AG	1,496,866

		9,902,975

	Hong Kong - 1.2%
189,678	Link REIT	1,542,167
255,580	Techtronic Industries Co. Ltd.	1,137,162

		2,679,329

	Israel - 0.8%
24,547	Nice Ltd.	1,824,528

	Italy - 1.2%
58,423	Recordati SpA	2,486,595

	Japan - 8.2%
42,109	Daifuku Co. Ltd.	1,453,874
2,607	Keyence Corp.	1,203,757
50,102	Lion Corp.	1,070,100
49,722	MISUMI Group, Inc.	1,231,181
61,194	Nexon Co. Ltd.(a)	1,271,010
36,119	Nippon Paint Holdings Co. Ltd.	1,390,890
18,210	Nippon Shinyaku Co. Ltd.	1,148,683
86,864	Persol Holdings Co. Ltd.	1,643,022
5,540	Ryohin Keikaku Co. Ltd.	1,413,892
69,992	Seiko Epson Corp.	1,843,945
16,025	SoftBank Group Corp.	1,299,172
117,140	Taisei Corp.	1,119,506
79,980	USS Co. Ltd.	1,611,978

		17,701,010

	Luxembourg - 1.5%
5,753	Eurofins Scientific SE	3,190,625

	Netherlands - 1.1%
15,149	ASML Holding NV	2,288,846

	Singapore - 0.6%
148,240	Oversea-Chinese Banking Corp. Ltd.	1,240,795

	South Africa - 1.0%
79,781	Mondi PLC	2,098,326

	Spain - 0.7%
36,484	Industria de Diseno Textil SA	1,444,862

	Sweden - 5.4%
31,193	Atlas Copco AB, Class B	1,008,782
57,912	Hexagon AB, Class B	2,856,564
25,784	Investor AB, Class B	1,220,820
68,501	Securitas AB, Class B	1,138,994
96,030	Swedbank AB, Class A	2,502,534
126,635	Trelleborg AB, Class B	2,977,603

		11,705,297

	Switzerland - 18.1%
3,338	EMS-CHEMIE HOLDING AG	2,328,314
24,854	Flughafen Zurich AG	6,354,855

Schedule of Investments

9,316	Geberit AG	$4,491,686
1,162	Georg Fischer AG	1,324,766
30,404	Kuehne + Nagel International AG	5,306,559
34,627	Logitech International SA	1,261,480
5,526	Lonza Group AG	1,317,282
14,173	Nestle SA	1,200,118
3,491	Partners Group Holding AG	2,272,216
18,023	Schindler Holding AG-PC	3,896,562
196	Sika AG-BR	1,353,931
15,801	Sonova Holding AG	2,569,495
1,893	Straumann Holding AG	1,072,213
28,284	Swiss Re AG	2,733,568
15,032	Temenos Group AG	1,456,695

		38,939,740

	United Kingdom - 17.3%
278,995	BBA Aviation PLC	1,102,336
59,104	Compass Group PLC	1,259,962
81,433	Croda International PLC	3,973,289
311,000	Experian PLC	6,178,803
110,500	IMI PLC	1,752,502
159,234	Inchcape PLC	1,685,707
27,190	InterContinental Hotels Group PLC	1,538,149
20,710	Intertek Group PLC	1,174,303
432,884	Legal & General Group PLC	1,531,739
340,243	Melrose Industries PLC	1,042,452
81,696	Micro Focus International PLC	2,405,028
68,007	Rightmove PLC	3,772,767
157,175	Rolls-Royce Holdings PLC	1,840,039
61,032	Spirax-Sarco Engineering PLC	4,473,661
72,819	St. James’s Place PLC	1,168,331
19,663	Unilever NV CVA	1,142,907
20,929	Unilever PLC	1,192,377

		37,234,352

	Total Investments (Cost $183,529,136)(b) - 100.1%	215,334,776
	Other assets less liabilities - (0.1)%	(268,681)

	Net Assets - 100.0%	$215,066,095

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $183,567,268. The net unrealized appreciation was $31,767,508, which consisted of aggregate gross unrealized appreciation of $32,044,670 and aggregate gross unrealized depreciation of $277,162.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Brazil - 5.2%
164,600	Fleury SA	$1,581,740
154,900	Light SA(a)	1,117,758
113,100	Magnesita Refratarios SA	1,263,101
109,100	Qualicorp SA	1,145,114
209,600	Ultrapar Participacoes SA	4,963,328

		10,071,041

	Chile - 1.3%
14,730	Banco de Chile ADR	1,259,120
29,454	Sociedad Quimica y Minera de Chile SA ADR	1,210,854

		2,469,974

	China - 30.9%
675,233	Beijing Capital International Airport Co. Ltd., H-Shares	1,063,407
2,018,348	Beijing Enterprises Water Group Ltd.	1,677,187
2,631,520	Beijing North Star Co. Ltd., H-Shares	1,068,087
289,254	BOC Hong Kong (Holdings) Ltd.	1,424,021
717,241	BYD Electronic International Co. Ltd.	1,812,812
1,730,293	China Evergrande Group(a)	4,818,585
2,690,632	China Jinmao Holdings Group Ltd.	1,250,551
1,313,224	China Medical System Holdings Ltd.	2,243,031
321,094	China Merchants Bank Co. Ltd., H-Shares	1,056,589
397,119	China Resources Beer Holdings Co. Ltd.	1,003,710
1,273,464	China ZhengTong Auto Services Holdings Ltd.	1,258,765
1,444,543	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,065,353
2,797,845	Cifi Holdings Group Co. Ltd.	1,594,132
1,141,561	Country Garden Holdings Co. Ltd.	1,596,108
2,054,863	CSPC Pharmaceutical Group Ltd.	3,204,578
1,113,200	Geely Automobile Holdings Ltd.	2,574,136
538,964	Guangzhou Automobile Group Co. Ltd., H-Shares	1,157,957
910,700	Hisense Kelon Electrical Holdings Co. Ltd., H-Shares	1,303,640
669,618	Jiangsu Expressway Co. Ltd., H-Shares	972,256
1,639,892	Logan Property Holdings Co. Ltd.	1,421,492
405,632	Minth Group Ltd.	1,869,715
10,732	NetEase, Inc. ADR	3,340,657
40,025	New Oriental Education & Technology Group, Inc. ADR(a)	3,188,392
141,156	Ping An Insurance Group Co. of China Ltd., H-Shares	1,047,354
634,948	Sunac China Holdings Ltd.	1,690,994
477,402	Sunny Optical Technology Group Co. Ltd.	5,684,703
150,896	Tencent Holdings Ltd.	6,055,045
864,968	TravelSky Technology Ltd., H-Shares	2,292,509

796,488	Zhongsheng Group Holdings Ltd.	$1,743,878

		60,479,644

	India - 1.6%
17,046	HDFC Bank Ltd. ADR	1,649,712
78,728	Vedanta Ltd. ADR	1,385,613

		3,035,325

	Malaysia - 2.4%
9,365,150	My E.G. Services Bhd	4,724,681

	Mexico - 4.3%
163,884	Arca Continental SAB de CV	1,211,789
302,175	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,907,771
187,224	Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,138,336
91,524	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,949,785
28,357	Grupo Elektra SAB de CV	1,263,496

		8,471,177

	Philippines - 1.2%
143,400	SM Investments Corp.	2,293,377

	South Africa - 7.3%
344,438	AVI Ltd.	2,558,403
21,850	Capitec Bank Holdings Ltd.	1,423,887
22,348	Naspers Ltd., Class N	4,926,511
219,425	PSG Group Ltd.	4,301,437
154,712	Sappi Ltd.	1,023,811

		14,234,049

	Taiwan - 34.1%
30,688	Advantech Co. Ltd.	232,227
1,009,000	Alpha Networks, Inc.	825,365
532,000	Asia Optical Co., Inc.	1,252,677
140,000	Bizlink Holding, Inc.	1,043,202
796,890	Chicony Electronics Co. Ltd.	2,050,582
1,326,000	Compeq Manufacturing Co. Ltd.	1,220,804
568,000	CTCI Corp.	926,429
400,000	Cub Elecparts, Inc.	4,967,628
1,804,302	E.Sun Financial Holding Co. Ltd.	1,150,265
373,000	FLEXium Interconnect, Inc.	1,741,750
337,000	Formosa Plastics Corp.	1,011,151
945,000	Formosa Taffeta Co. Ltd.	935,752
111,000	Gourmet Master Co. Ltd.	1,299,482
277,000	Hon Hai Precision Industry Co. Ltd.	1,077,892
212,000	Hotai Motor Co. Ltd.	2,576,675
909,000	IEI Integration Corp.	1,390,797
1,539,000	King’s Town Bank Co. Ltd.	1,590,197
25,000	Largan Precision Co. Ltd.	4,561,938
687,000	Lite-On Technology Corp.	1,111,422
1,684,000	Long Chen Paper Co. Ltd.	2,119,256
5,034,000	Macronix International(a)	2,750,774
289,000	Merry Electronics Co. Ltd.	2,387,955
449,000	Pegatron Corp.	1,466,159
318,000	Powertech Technology, Inc.	1,031,021
853,000	Primax Electronics Ltd.	1,864,450
1,406,000	Sinbon Electronics Co. Ltd.	3,445,679
464,000	Systex Corp.	883,575
1,037,000	Taiwan Acceptance Corp.	3,829,229
263,000	Taiwan Mobile Co. Ltd.	940,670
332,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,358,431
1,703,000	Taiwan Styrene Monomer	1,175,922

Schedule of Investments

2,236,000	Tatung Co. Ltd.(a)	$940,445
1,205,000	Teco Electric and Machinery Co. Ltd.	1,135,343
1,088,000	Topco Scientific Co. Ltd.	3,332,947
302,000	Tripod Technology Corp.	986,147
543,000	United Integrated Services Co. Ltd.	1,021,424
1,729,000	Winbond Electronics Corp.	1,044,998
935,000	Wistron Corp.	944,429
1,470,650	WT Microelectronics Co. Ltd.	2,179,516

		66,804,605

	Thailand - 8.6%
790,372	Airports of Thailand PCL NVDR	1,223,210
1,435,108	Central Pattana PCL NVDR	2,997,310
2,849,071	CP ALL PCL NVDR	5,201,300
1,119,766	Hana Microelectronics PCL NVDR	1,354,427
86,233	Siam Cement PCL (The) NVDR	1,311,253
260,808	Siam Commercial Bank PCL (The) NVDR	1,152,128
1,653,370	Tisco Financial Group PCL NVDR	3,664,329

		16,903,957

	Turkey - 2.8%
131,328	Arcelik AS	969,032
734,478	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,000,524
525,046	Eregli Demir ve Celik Fabrikalari TAS	1,168,209
597,342	Petkim Petrokimya Holding AS	1,090,037
42,072	Tupras Turkiye Petrol Rafinerileri AS	1,294,284

		5,522,086

	Total Common Stocks and Other Equity Interests (Cost $161,977,683)	195,009,916

	Rights - 0.0%
	Taiwan - 0.0%
29,136	Long Chen Paper Co. Ltd., expiring 08/14/17(a) (Cost $0)	4,342

	Total Investments (Cost $161,977,683)(b) - 99.7%	195,014,258
	Other assets less liabilities - 0.3%	635,394

	Net Assets - 100.0%	$195,649,652

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $162,147,757. The net unrealized appreciation was $32,866,501, which consisted of aggregate gross unrealized appreciation of $34,112,112 and aggregate gross unrealized depreciation of $1,245,611.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Australia - 0.4%
2,449	CIMIC Group Ltd.	$80,983

	Brazil - 5.6%
75,920	Cia Siderurgica Nacional SA ADR(a)	185,245
100,367	Gerdau SA ADR	338,237
27,000	Iochpe-Maxion SA	145,843
32,246	Vale SA ADR	323,427
19,560	WEG SA	118,549

		1,111,301

	Chile - 0.4%
8,193	CAP SA	86,066

	China - 29.5%
425,261	Angang Steel Co. Ltd., H-Shares	345,212
132,763	Anhui Conch Cement Co. Ltd., H-Shares	491,265
915,743	BBMG Corp., H-Shares	461,966
497,400	China Communications Construction Co. Ltd., H-Shares	663,612
324,081	China Machinery Engineering Corp., H-Shares	219,093
1,417,278	China Molybdenum Co. Ltd., H-Shares	771,231
322,639	China National Building Material Co. Ltd., H-Shares	197,050
212,403	China Railway Construction Corp. Ltd., H-Shares	280,660
434,819	China Railway Group Ltd., H-Shares	346,290
343,711	CSG Holding Co. Ltd., Class B	216,081
97,178	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	167,476
132,762	Dongfang Electric Corp. Ltd., H-Shares(a)	141,089
157,856	First Tractor Co. Ltd., H-Shares	75,187
263,320	Harbin Electric Co. Ltd., H-Shares	145,649
133,541	Jiangxi Copper Co. Ltd., H-Shares	243,823
735,229	Lonking Holdings Ltd.	240,051
1,124,358	Metallurgical Corp. of China Ltd., H-Shares	387,255
308,855	Shanghai Electric Group Co. Ltd., H-Shares(a)	143,550
253,670	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	288,743

		5,825,283

	France - 3.2%
17,707	Alstom SA	632,247

	Germany - 1.9%
3,144	HeidelbergCement AG	310,702
419	HOCHTIEF AG	74,594

		385,296

	India - 3.3%
22,027	Larsen & Toubro Ltd. GDR(b)	400,892

11,407	Mahindra & Mahindra Ltd. GDR(b)	$246,391

		647,283

	Indonesia - 6.0%
680,895	PT Adhi Karya Persero Tbk	113,448
3,297,178	PT Aneka Tambang (Persero) Tbk(a)	170,749
148,904	PT Indocement Tunggal Prakarsa Tbk	195,573
339,893	PT Pembangunan Perumahan Persero Tbk	77,295
326,475	PT Semen Indonesia (Persero) Tbk	243,803
207,876	PT Tower Bersama Infrastructure Tbk	105,311
37,430	PT United Tractors Tbk	84,557
233,442	PT Vale Indonesia Tbk(a)	42,399
516,318	PT Waskita Karya Persero Tbk	92,615
351,234	PT Wijaya Karya Persero Tbk	54,831

		1,180,581

	Israel - 1.6%
9,141	Caesarstone Ltd.(a)	320,849

	Malaysia - 5.3%
441,774	Dialog Group Bhd	199,142
175,384	Gamuda Bhd	217,105
296,714	IJM Corp. Bhd	240,476
129,300	Lafarge Malaysia Bhd	172,440
88,200	Sunway Bhd	88,169
267,900	WCT Holdings Bhd(a)	118,886

		1,036,218

	Mexico - 4.5%
36,642	Cemex SAB de CV-PC ADR(a)	355,794
9,043	Grupo Carso SAB de CV, Series A1	37,613
52,100	Grupo Cementos de Chihuahua SAB de CV	271,341
20,071	Promotora y Operadora de Infraestructura SAB de CV	219,813

		884,561

	Netherlands - 0.8%
7,073	OCI NV(a)(c)	151,062

	Philippines - 1.0%
1,409,894	Metro Pacific Investments Corp.	189,718

	Poland - 2.6%
15,264	KGHM Polska Miedz SA	517,123

	Russia - 3.2%
32,026	Evraz PLC(a)	100,487
36,548	Mechel PJSC ADR(a)	173,968
17,050	MMC Norilsk Nickel PJSC ADR	252,937
2,102	Novolipetsk Steel PJSC GDR(b)	43,911
4,408	Severstal PJSC GDR(b)	60,566

		631,869

	Singapore - 0.6%
91,208	Sembcorp Marine Ltd.	113,237

	South Africa - 4.9%
11,190	African Rainbow Minerals Ltd.	79,546
3,909	Assore Ltd.	63,255
149,384	Murray & Roberts Holdings Ltd.	156,815
484,925	PPC Ltd.(a)	175,317
55,212	Reunert Ltd.	300,964
17,866	Wilson Bayly Holmes-Ovcon Ltd.	186,057

		961,954

Schedule of Investments

	Spain - 1.0%
5,071	ACS Actividades de Construccion y Servicios SA	$193,860

	Sweden - 2.0%
10,835	Atlas Copco AB, Class A	391,927

	Switzerland - 1.9%
15,931	ABB Ltd.	374,393

	Taiwan - 10.0%
268,234	Asia Cement Corp.	237,183
312,845	China Steel Corp.	256,944
334,000	Chung Hung Steel Corp.(a)	112,272
227,000	CTCI Corp.	370,245
25,000	King Slide Works Co. Ltd.	351,460
360,573	Taiwan Cement Corp.	417,945
74,000	United Integrated Services Co. Ltd.	139,199
35,000	Yeong Guan Energy Technology Group Co. Ltd.	94,815

		1,980,063

	Thailand - 6.4%
165,348	CH Karnchang PCL NVDR	141,614
1,042,807	Gunkul Engineering PCL NVDR	119,710
658,727	Italian-Thai Development PCL NVDR	77,994
7,528	Siam Cement PCL (The) NVDR	114,470
9,632	Siam City Cement PCL NVDR	90,020
292,537	Sino-Thai Engineering & Construction PCL NVDR	226,371
5,251,768	Superblock PCL NVDR(a)	203,591
231,478	Tipco Asphalt PCL NVDR	157,210
1,900,343	TPI Polene PCL NVDR	129,063

		1,260,043

	Turkey - 1.4%
87,084	Tekfen Holding AS	270,126

	United States - 2.2%
3,838	Caterpillar, Inc.	437,340

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $18,468,541) - 99.7%	19,663,383

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
108,784	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $108,784)	108,784

	Total Investments (Cost $18,577,325)(f) - 100.3%	19,772,167
	Other assets less liabilities - (0.3)%	(55,859)

	Net Assets - 100.0%	$19,716,308

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $751,760, which represented 3.81% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,822,329. The net unrealized appreciation was $949,838, which consisted of aggregate gross unrealized appreciation of $3,588,706 and aggregate gross unrealized depreciation of $2,638,868.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 90.7%
	Austria - 2.2%
2,366	CA Immobilien Anlagen AG	$60,812
1,408	Oesterreichische Post AG	64,600

		125,412

	Belgium - 8.5%
518	Anheuser-Busch InBev SA/NV	62,172
2,667	bpost SA	72,777
628	Cofinimmo SA REIT	79,446
1,053	Colruyt SA	58,822
849	Groupe Bruxelles Lambert SA	86,754
1,869	Proximus SADP	65,434
909	Telenet Group Holding NV(a)	63,220

		488,625

	Finland - 1.9%
1,536	Elisa Oyj	62,966
868	Orion Oyj, Class B	43,729

		106,695

	France - 28.5%
407	Aeroports de Paris	68,643
503	Air Liquide SA	61,498
2,862	Bureau Veritas SA	64,938
469	Cie Generale des Etablissements Michelin	63,230
872	Danone SA	64,862
42	Dassault Aviation SA	62,707
642	Dassault Systemes SE	62,741
2,285	Elior Group(b)	60,386
849	Eurazeo SA	69,017
685	Fonciere des Regions REIT	65,926
392	Gecina SA REIT	58,973
120	Hermes International	60,554
751	ICADE REIT	64,256
1,373	Klepierre REIT	55,645
858	Legrand SA	59,076
346	L’Oreal SA	71,429
3,225	Mercialys SA REIT	65,019
994	Nexity SA	53,129
549	Orpea	62,721
544	Pernod Ricard SA	75,201
645	Sanofi	61,384
478	Societe BIC SA	55,832
520	Sodexo SA	61,204
601	Thales SA	66,316
226	Unibail-Rodamco SE REIT	56,315
651	Vinci SA	58,133

		1,629,135

	Germany - 28.8%
4,486	alstria office REIT-AG REIT	65,557
1,058	Axel Springer SE	67,034

647	BASF SE	$61,475
1,035	Bechtle AG	74,253
676	Beiersdorf AG	73,882
1,732	Deutsche EuroShop AG	71,828
1,690	Deutsche Post AG	65,354
3,341	Deutsche Telekom AG	60,839
741	Fielmann AG	59,303
1,910	Freenet AG	64,247
1,126	FUCHS PETROLUB SE (Preference Shares)	66,643
694	Gerresheimer AG	57,088
515	Henkel AG & Co. KGaA (Preference Shares)	72,711
608	LEG Immobilien AG	58,271
1,399	MAN SE	154,419
530	Merck KGaA	58,019
409	MTU Aero Engines AG	59,770
299	Muenchener Rueckversicherungs-Gesellschaft AG	63,983
2,413	RHOEN-KLINIKUM AG	75,732
644	SAP SE	68,092
811	Symrise AG	56,634
4,195	TAG Immobilien AG	68,600
1,570	Talanx AG	64,536
1,477	Vonovia SE	59,651

		1,647,921

	Italy - 1.2%
19,658	Parmalat SpA	70,967

	Netherlands - 8.8%
1,559	Aalberts Industries NV	67,825
1,466	Eurocommercial Properties NV CVA	59,086
749	Heineken NV	77,860
2,737	Koninklijke Ahold Delhaize NV	55,810
793	Koninklijke DSM NV	58,322
1,665	Koninklijke Philips NV	63,563
1,195	Wereldhave NV REIT	57,652
1,490	Wolters Kluwer NV	66,079

		506,197

	Spain - 9.5%
3,265	Abertis Infraestructuras SA	64,247
274	Aena SA(b)	53,384
979	Amadeus IT Group SA	60,090
3,268	Ebro Foods SA	77,907
2,058	Enagas SA	57,954
2,395	Endesa SA	56,502
6,781	Iberdrola SA	53,277
1,465	Industria de Diseno Textil SA	58,018
2,860	Red Electrica Corp. SA	61,100

		542,479

	United Kingdom - 1.3%
3,517	RELX NV	73,725

	Total Investments (Cost $4,757,383)(c) - 90.7%	5,191,156
	Other assets less liabilities - 9.3%	533,674

	Net Assets - 100.0%	$5,724,830

Investment Abbreviations:

CVA - Dutch Certificates

Schedule of Investments

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $113,770, which represented 1.99% of the Fund's Net Assets.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,716,926. The net unrealized depreciation was $525,770, which consisted of aggregate gross unrealized appreciation of $498,940 and aggregate gross unrealized depreciation of $1,024,710.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
08/02/2017	CIBC World Markets Corp.	EUR	1,590,000	USD	1,816,050	$1,874,611	$(58,561)
08/02/2017	CIBC World Markets Corp.	USD	1,874,610	EUR	1,590,000	1,874,611	1
08/02/2017	Goldman Sachs & Co. LLC	EUR	1,600,000	USD	1,827,563	1,886,401	(58,838)
08/02/2017	Goldman Sachs & Co. LLC	USD	1,886,400	EUR	1,600,000	1,886,401	1
08/02/2017	RBC Capital Markets LLC	EUR	1,600,000	USD	1,827,523	1,886,401	(58,878)
08/02/2017	RBC Capital Markets LLC	USD	1,886,400	EUR	1,600,000	1,886,401	1
09/05/2017	CIBC World Markets Corp.	EUR	1,463,000	USD	1,727,891	1,728,436	(545)
09/05/2017	Goldman Sachs & Co. LLC	EUR	1,600,000	USD	1,889,712	1,890,293	(581)
09/05/2017	RBC Capital Markets LLC	EUR	1,600,000	USD	1,889,696	1,890,293	(597)

Total Forward Foreign Currency Contracts - Currency Risk							$(177,997)

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 41.8%
6,339	AGL Energy Ltd.	$121,964
10,537	Amcor Ltd.	129,043
51,938	AMP Ltd.	223,495
9,731	APA Group	66,967
1,155	ASX Ltd.	48,226
21,281	Aurizon Holdings Ltd.	85,288
38,052	Australia & New Zealand Banking Group Ltd.	900,125
5,584	Bank of Queensland Ltd.	53,719
7,595	Bendigo & Adelaide Bank Ltd.	67,426
656,750	BGP Holdings PLC	12,264
54,841	BHP Billiton Ltd.	1,131,773
4,600	BlueScope Steel Ltd.	48,402
9,338	Boral Ltd.	51,589
13,745	Brambles Ltd.	101,393
4,655	Caltex Australia Ltd.	115,726
3,879	Challenger Ltd.	39,794
1,291	CIMIC Group Ltd.	42,690
7,798	Coca-Cola Amatil Ltd.	51,298
17,615	Commonwealth Bank of Australia	1,177,490
3,417	Computershare Ltd.	38,382
4,551	Crown Resorts Ltd.	46,215
1,338	CSL Ltd.	134,592
8,275	Dexus REIT	61,968
9,516	Downer EDI Ltd.	48,318
16,982	Fortescue Metals Group Ltd.	77,821
11,653	Goodman Group REIT	74,053
15,394	GPT Group (The) REIT	58,868
4,754	GrainCorp Ltd., Class A	33,133
6,366	Iluka Resources Ltd.	45,842
21,348	Incitec Pivot Ltd.	54,538
33,794	Insurance Australia Group Ltd.	179,953
8,207	LendLease Group	110,402
3,225	Macquarie Group Ltd.	220,985
23,999	Medibank Private Ltd.	52,114
28,538	Metcash Ltd.	59,692
41,540	Mirvac Group REIT	71,965
31,657	National Australia Bank Ltd.	756,938
4,004	Newcrest Mining Ltd.	64,571
7,344	Oil Search Ltd.	38,931
5,926	Orica Ltd.	94,100
34,412	Origin Energy Ltd.(a)	190,112
20,241	Qantas Airways Ltd.	85,968
21,315	QBE Insurance Group Ltd.	201,649
605	Ramsay Health Care Ltd.	34,090
30,767	Santos Ltd.(a)	83,268
45,660	Scentre Group REIT	150,550
3,989	Sonic Healthcare Ltd.	70,985
45,096	South32 Ltd.	104,767
32,220	Stockland REIT	108,036

20,581	Suncorp Group Ltd.	$234,797
14,426	Tabcorp Holdings Ltd.	48,141
19,141	Tatts Group Ltd.	61,125
69,863	Telstra Corp. Ltd.	228,678
9,269	Transurban Group	84,433
24,756	Vicinity Centres REIT	54,351
15,150	Wesfarmers Ltd.	492,630
15,508	Westfield Corp. REIT	95,085
36,178	Westpac Banking Corp.	919,048
11,472	Woodside Petroleum Ltd.	267,159
19,466	Woolworths Ltd.	414,936
8,999	WorleyParsons Ltd.(a)	84,632

		10,806,493

	China - 1.3%
34,816	BOC Hong Kong (Holdings) Ltd.	171,402
20,002	China Mengniu Dairy Co. Ltd.	38,979
23,366	Global Logistic Properties Ltd.	56,986
23,355	Semiconductor Manufacturing International Corp.(a)	25,717
51,081	Want Want China Holdings Ltd.	34,533

		327,617

	Hong Kong - 13.9%
61,128	AIA Group Ltd.	481,736
9,250	Bank of East Asia Ltd. (The)	39,617
23,316	Cathay Pacific Airways Ltd.	36,541
27,023	Cheung Kong Property Holdings Ltd.	218,844
26,081	CK Hutchison Holdings Ltd.	343,621
15,900	CLP Holdings Ltd.	169,481
9,861	Galaxy Entertainment Group Ltd.	61,046
10,798	Hang Lung Group Ltd.	41,062
25,768	Hang Lung Properties Ltd.	64,204
6,454	Hang Seng Bank Ltd.	140,481
12,772	Henderson Land Development Co. Ltd.	73,916
41,918	Hong Kong & China Gas Co. Ltd.	79,326
2,846	Hong Kong Exchanges & Clearing Ltd.	81,188
10,807	Hongkong Land Holdings Ltd.	81,269
112,409	Hutchison Port Holdings Trust	53,394
1,506	Jardine Matheson Holdings Ltd.	96,098
1,890	Jardine Strategic Holdings Ltd.	77,112
142,861	Li & Fung Ltd.	52,314
19,125	Link REIT	155,495
15,040	MTR Corp. Ltd.	86,945
92,723	New World Development Co. Ltd.	125,370
60,097	Noble Group Ltd.(a)	16,605
55,793	PCCW Ltd.	31,432
8,963	Power Assets Holdings Ltd.	88,825
23,089	Sands China Ltd.	107,165
30,971	Sino Land Co. Ltd.	51,155
53,375	SJM Holdings Ltd.	53,442
19,551	Sun Hung Kai Properties Ltd.	302,897
7,999	Swire Pacific Ltd., Class A	79,784
69,703	WH Group Ltd.(b)	65,418
17,311	Wharf Holdings Ltd. (The)	147,285
7,280	Wheelock & Co. Ltd.	54,902
10,348	Yue Yuen Industrial Holdings Ltd.	42,729

		3,600,699

	Indonesia - 0.2%
152,112	Golden Agri-Resources Ltd.	44,271

	Macau - 0.2%
20,878	Wynn Macau Ltd.	45,284

Schedule of Investments

	New Zealand - 0.5%
9,516	Fletcher Building Ltd.	$57,006
26,171	Spark New Zealand Ltd.	73,581

		130,587

	Singapore - 7.1%
21,095	Ascendas Real Estate Investment Trust REIT	41,966
31,390	CapitaLand Ltd.	85,344
26,881	CapitaLand Mall Trust REIT	39,810
7,121	City Developments Ltd.	59,079
25,086	ComfortDelGro Corp. Ltd.	42,697
21,491	DBS Group Holdings Ltd.	342,349
47,696	Genting Singapore PLC	40,942
1,605	Jardine Cycle & Carriage Ltd.	47,729
22,432	Keppel Corp. Ltd.	105,945
30,424	Oversea-Chinese Banking Corp. Ltd.	254,654
20,736	Sembcorp Industries Ltd.	49,350
7,496	Singapore Airlines Ltd.	57,385
22,320	Singapore Press Holdings Ltd.	47,857
15,712	Singapore Technologies Engineering Ltd.	43,644
81,930	Singapore Telecommunications Ltd.	239,657
15,181	United Overseas Bank Ltd.	268,341
34,285	Wilmar International Ltd.	84,374

		1,851,123

	South Korea - 33.7%
110	CJ CheilJedang Corp.	36,370
21	CJ CheilJedang Corp. (Preference Shares)	3,162
331	CJ Corp.	57,383
582	Daelim Industrial Co. Ltd.	47,692
768	Dongbu Insurance Co. Ltd.	54,972
2,309	Doosan Heavy Industries & Construction Co. Ltd.	42,505
5,157	Doosan Infracore Co. Ltd.(a)	37,143
374	E-MART, Inc.	84,890
922	GS Holdings Corp.	62,123
4,964	Hana Financial Group, Inc.	226,231
854	Hankook Tire Co. Ltd.	47,697
1,354	Hanwha Corp.	59,227
444	Hyosung Corp.	66,458
41	Hyundai Construction Equipment Co. Ltd.(a)	13,428
43	Hyundai Electric & Energy System Co. Ltd.(a)	12,450
1,577	Hyundai Engineering & Construction Co. Ltd.	63,838
261	Hyundai Glovis Co. Ltd.	36,618
733	Hyundai Heavy Industries Co. Ltd.(a)	114,301
1,803	Hyundai Marine & Fire Insurance Co. Ltd.	73,148
841	Hyundai Mobis Co. Ltd.	184,876
2,256	Hyundai Motor Co.	292,319
364	Hyundai Motor Co. (Preference Shares)	32,853
571	Hyundai Motor Co. (2nd Preference Shares)	54,087
157	Hyundai Robotics Co. Ltd.(a)	61,801
1,651	Hyundai Steel Co.	92,505
7,604	Industrial Bank of Korea	104,983
6,705	KB Financial Group, Inc.	355,906
5,144	Kia Motors Corp.	168,241
7,551	Korea Electric Power Corp.	300,609
1,134	Korea Gas Corp.(a)	50,871
94	Korea Zinc Co. Ltd.	41,454
2,390	Korean Air Lines Co. Ltd.(a)	76,032
254	KT Corp. ADR	4,620
1,268	KT Corp.	39,432

994	KT&G Corp.	$101,261
4,682	Kumho Tire Co., Inc.(a)	31,588
530	LG Chem Ltd.	155,346
89	LG Chem Ltd. (Preference Shares)	18,253
1,130	LG Corp.	76,138
5,940	LG Display Co. Ltd.	168,001
3,277	LG Electronics, Inc.	196,494
555	LG Electronics, Inc. (Preference Shares)	16,987
4,169	LG Uplus Corp.	62,029
141	Lotte Chemical Corp.	46,494
308	Lotte Shopping Co. Ltd.	72,386
1,771	POSCO	525,421
568	Samsung C&T Corp.	70,553
913	Samsung Electro-Mechanics Co. Ltd.	76,447
1,043	Samsung Electronics Co. Ltd.	2,246,218
180	Samsung Electronics Co. Ltd. (Preference Shares)	310,603
446	Samsung Fire & Marine Insurance Co. Ltd.	116,377
37	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	6,365
5,483	Samsung Heavy Industries Co. Ltd.(a)	54,877
1,110	Samsung Life Insurance Co. Ltd.	124,485
618	Samsung SDI Co. Ltd.	93,055
5,669	Shinhan Financial Group Co. Ltd.	269,506
233	SK Holdings Co. Ltd.	56,530
4,627	SK Hynix, Inc.	272,894
1,548	SK Innovation Co. Ltd.	244,155
395	SK Telecom Co. Ltd.	98,128
731	S-Oil Corp.	76,102
8,225	Woori Bank	140,385

		8,727,303

	United Kingdom - 1.0%
4,979	Rio Tinto Ltd.	261,514

	United States - 0.2%
3,297	Sims Metal Management Ltd.	40,904

	Total Common Stocks and Other Equity Interests (Cost $22,679,439)	25,835,795

	Money Market Fund - 0.0%
228	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c)
	(Cost $228)	228

	Total Investments (Cost $22,679,667)(d) - 99.9%	25,836,023
	Other assets less liabilities - 0.1%	25,821

	Net Assets - 100.0%	$25,861,844

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the

1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,527,056. The net unrealized appreciation was $2,308,967, which consisted of aggregate gross unrealized appreciation of $5,086,901 and aggregate gross unrealized depreciation of $2,777,934.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.7%
36,995	AGL Energy Ltd.	$711,793
61,497	Amcor Ltd.	753,135
303,734	AMP Ltd.	1,307,000
56,788	APA Group	390,802
6,748	ASX Ltd.	281,754
124,189	Aurizon Holdings Ltd.	497,715
222,769	Australia & New Zealand Banking Group Ltd.	5,269,627
32,590	Bank of Queensland Ltd.	313,520
44,330	Bendigo & Adelaide Bank Ltd.	393,546
231,466	BGP Holdings PLC	4,322
321,060	BHP Billiton Ltd.	6,625,829
219,438	BHP Billiton PLC	3,986,500
26,851	BlueScope Steel Ltd.	282,533
54,492	Boral Ltd.	301,046
80,210	Brambles Ltd.	591,690
27,172	Caltex Australia Ltd.	675,513
22,637	Challenger Ltd.	232,228
7,533	CIMIC Group Ltd.	249,099
45,508	Coca-Cola Amatil Ltd.	299,370
103,117	Commonwealth Bank of Australia	6,892,945
19,939	Computershare Ltd.	223,971
26,559	Crown Resorts Ltd.	269,707
7,810	CSL Ltd.	785,625
48,291	Dexus REIT	361,628
60,422	Downer EDI Ltd.	306,793
99,099	Fortescue Metals Group Ltd.	454,124
68,004	Goodman Group REIT	432,156
89,830	GPT Group (The) REIT	343,519
27,738	GrainCorp Ltd., Class A	193,323
37,154	Iluka Resources Ltd.	267,550
124,582	Incitec Pivot Ltd.	318,272
197,622	Insurance Australia Group Ltd.	1,052,336
47,898	LendLease Group	644,334
18,856	Macquarie Group Ltd.	1,292,058
140,046	Medibank Private Ltd.	304,112
166,536	Metcash Ltd.	348,340
242,415	Mirvac Group REIT	419,965
185,333	National Australia Bank Ltd.	4,431,422
23,367	Newcrest Mining Ltd.	376,832
42,854	Oil Search Ltd.	227,171
34,585	Orica Ltd.	549,182
201,237	Origin Energy Ltd.(a)	1,111,751
118,122	Qantas Airways Ltd.	501,690
124,647	QBE Insurance Group Ltd.	1,179,217
3,531	Ramsay Health Care Ltd.	198,963
179,548	Santos Ltd.(a)	485,930
266,454	Scentre Group REIT	878,549
23,274	Sonic Healthcare Ltd.	414,166
263,165	South32 Ltd.	611,385
188,017	Stockland REIT	630,434

120,354	Suncorp Group Ltd.	$1,373,050
84,187	Tabcorp Holdings Ltd.	280,941
111,699	Tatts Group Ltd.	356,700
408,560	Telstra Corp. Ltd.	1,337,313
54,094	Transurban Group	492,752
144,472	Vicinity Centres REIT	317,183
88,699	Wesfarmers Ltd.	2,884,208
90,495	Westfield Corp. REIT	554,855
211,804	Westpac Banking Corp.	5,380,564
67,166	Woodside Petroleum Ltd.	1,564,154
113,955	Woolworths Ltd.	2,429,059
52,511	WorleyParsons Ltd.(a)	493,843

		67,139,094

	Austria - 0.3%
4,330	Andritz AG	264,290
27,360	Erste Group Bank AG	1,132,721
102,256	IMMOFINANZ AG	247,871
20,559	OMV AG	1,159,112
17,708	Raiffeisen Bank International AG(a)	520,273
12,316	voestalpine AG	622,352

		3,946,619

	Belgium - 0.7%
28,480	Ageas	1,278,144
25,391	Anheuser-Busch InBev SA	3,047,485
4,878	Colruyt SA	272,490
15,664	KBC Group NV	1,292,751
16,233	Proximus SADP	568,324
5,857	Solvay SA	837,626
4,756	UCB SA	345,187
7,971	Umicore SA	637,924

		8,279,931

	Canada - 6.2%
6,237	Agnico Eagle Mines Ltd.	290,317
9,261	Agrium, Inc.	923,915
15,068	Alimentation Couche-Tard, Inc., Class B	712,343
10,491	AltaGas Ltd.(b)	243,452
25,694	ARC Resources Ltd.(b)	353,188
7,497	ATCO Ltd., Class I	278,226
41,886	Bank of Montreal	3,167,199
73,109	Bank of Nova Scotia	4,540,703
38,683	Barrick Gold Corp.	652,063
80,179	Baytex Energy Corp.(a)(b)	224,402
20,108	BCE, Inc.	940,962
43,851	BlackBerry Ltd.(a)	409,914
197,132	Bombardier, Inc., Class B(a)	395,667
46,370	Brookfield Asset Management, Inc., Class A(b)	1,797,994
27,641	Cameco Corp.	282,256
7,600	Canadian Apartment Properties REIT	196,966
27,080	Canadian Imperial Bank of Commerce	2,343,447
19,589	Canadian National Railway Co.	1,543,248
73,399	Canadian Natural Resources Ltd.	2,237,978
4,049	Canadian Pacific Railway Ltd.	631,981
4,242	Canadian Tire Corp. Ltd., Class A	482,731
11,761	Canadian Utilities Ltd., Class A	372,142
9,587	Capital Power Corp.	188,666
14,771	Celestica, Inc.(a)	175,048
102,610	Cenovus Energy, Inc.	859,083
9,925	CGI Group, Inc., Class A(a)	522,460
13,690	CI Financial Corp.(b)	297,326
20,936	Cominar Real Estate Investment Trust REIT	219,982
73,293	Crescent Point Energy Corp.(b)	574,364
14,484	Dream Office Real Estate Investment Trust REIT	230,600
23,089	Empire Co. Ltd., Class A	374,062

Schedule of Investments

46,019	Enbridge, Inc.	$1,901,773
52,542	Encana Corp.	527,290
26,373	Enerplus Corp.	237,253
1,340	Fairfax Financial Holdings Ltd.	637,034
15,117	Finning International, Inc.	303,295
18,455	Fortis, Inc.	670,876
2,921	Franco-Nevada Corp.	210,990
5,453	George Weston Ltd.	474,813
14,581	Gibson Energy, Inc.	189,236
7,503	Gildan Activewear, Inc.	225,411
43,768	Goldcorp, Inc.	572,934
22,578	Great-West Lifeco, Inc.	642,378
22,200	H&R Real Estate Investment Trust REIT	374,571
20,352	Hudson’s Bay Co.(b)	173,648
49,540	Husky Energy, Inc.(a)	571,638
11,867	Hydro One Ltd.(c)	212,184
7,727	IGM Financial, Inc.	259,266
17,755	Imperial Oil Ltd.	507,996
7,668	Industrial Alliance Insurance and Financial Services, Inc.	354,658
6,534	Intact Financial Corp.	506,032
17,134	Inter Pipeline Ltd.	337,323
7,745	Keyera Corp.	241,290
63,052	Kinross Gold Corp.(a)	259,156
14,861	Loblaw Cos. Ltd.	806,895
31,238	Lundin Mining Corp.	224,065
30,342	Magna International, Inc.	1,442,673
136,964	Manulife Financial Corp.	2,812,551
4,324	Methanex Corp.	191,140
13,835	Metro, Inc.	467,196
21,447	National Bank of Canada	962,976
167,782	Obsidian Energy Ltd.(a)	197,225
6,485	Onex Corp.	518,105
18,032	Pembina Pipeline Corp.	612,674
76,298	Potash Corp. of Saskatchewan, Inc.	1,360,558
36,870	Power Corp. of Canada	893,925
24,997	Power Financial Corp.	675,222
22,202	RioCan Real Estate Investment Trust REIT	427,689
23,323	Rogers Communications, Inc., Class B	1,209,092
78,156	Royal Bank of Canada	5,812,874
8,728	Saputo, Inc.	294,946
29,329	Shaw Communications, Inc., Class B	651,052
9,600	SNC-Lavalin Group, Inc.	421,523
40,836	Sun Life Financial, Inc.	1,560,229
107,918	Suncor Energy, Inc.	3,509,676
44,328	Teck Resources Ltd., Class B	959,191
13,684	TELUS Corp.	492,736
17,437	Thomson Reuters Corp.	796,172
98,150	Toronto-Dominion Bank (The)	5,044,261
8,873	Tourmaline Oil Corp.(a)	196,184
45,764	TransAlta Corp.	297,518
36,599	TransCanada Corp.	1,864,265
284	Trisura Group Ltd.(a)(b)	5,834
6,218	Vermilion Energy, Inc.(b)	204,159
11,816	Wheaton Precious Metals Corp.	238,862
92,171	Yamana Gold, Inc.	239,539

		72,244,737

	Chile - 0.0%
32,594	Antofagasta PLC	406,499

	China - 0.2%
202,905	BOC Hong Kong (Holdings) Ltd.	998,918
118,342	China Mengniu Dairy Co. Ltd.	230,618
136,419	Global Logistic Properties Ltd.	332,705

135,500	Semiconductor Manufacturing International Corp.(a)	$149,203
298,694	Want Want China Holdings Ltd.	201,930

		1,913,374

	Denmark - 0.9%
515	AP Moller - Maersk A/S, Class A	1,071,207
719	AP Moller - Maersk A/S, Class B	1,563,923
6,209	Carlsberg A/S, Class B	687,576
38,725	Danske Bank A/S	1,562,470
6,048	DSV A/S	388,904
3,873	FLSmidth & Co. A/S	236,089
13,254	ISS A/S	541,494
3,689	Jyske Bank A/S	230,254
53,579	Novo Nordisk A/S, Class B	2,277,319
4,876	Novozymes A/S, Class B	224,333
2,009	Pandora A/S	230,277
120,851	TDC A/S	742,428
5,713	Vestas Wind Systems A/S	556,115

		10,312,389

	Finland - 0.8%
9,904	Elisa Oyj	406,003
57,354	Fortum Oyj	934,514
7,325	Kesko Oyj, Class B	369,024
14,299	Kone Oyj, Class B	741,944
10,907	Metso Oyj	345,660
9,959	Neste Oyj	430,097
323,887	Nokia Oyj	2,054,423
8,017	Nokian Renkaat Oyj	325,907
3,661	Orion Oyj, Class B	184,436
27,168	Sampo Oyj, Class A	1,480,797
55,186	Stora Enso Oyj, Class R	735,227
42,157	UPM-Kymmene Oyj	1,143,669
7,040	Wartsila Oyj Abp	466,054

		9,617,755

	France - 10.3%
8,761	Accor SA	405,525
88,169	Air France-KLM(a)	1,188,683
18,985	Air Liquide SA	2,321,151
29,127	Airbus Group SE	2,424,457
16,083	Alstom SA	574,260
4,963	Arkema SA	562,786
4,135	Atos SE	626,215
259,273	AXA SA	7,629,848
115,389	BNP Paribas SA	8,920,385
70,053	Bollore SA	323,763
29,890	Bouygues SA	1,277,286
11,996	Bureau Veritas SA	272,188
8,479	Capgemini SE	919,701
101,166	Carrefour SA(b)	2,421,874
18,459	Casino Guichard Perrachon SA	1,121,674
3,297	Christian Dior SE	935,641
50,227	Cie de Saint-Gobain	2,776,716
15,462	Cie Generale des Etablissements Michelin	2,084,567
24,904	CNP Assurances	598,981
138,708	Credit Agricole SA	2,428,522
29,943	Danone SA	2,227,255
2,236	Dassault Systemes SE	218,518
9,887	Edenred	258,780
9,019	Eiffage SA	870,344
117,475	Electricite de France SA	1,187,248
8,074	Elior Group(c)	213,374
372,153	Engie SA	5,969,447
5,625	Essilor International SA	710,274
4,862	Eurazeo SA	395,242
16,823	Eutelsat Communications SA	454,008

Schedule of Investments

8,813	Faurecia	$487,628
2,434	Fonciere des Regions REIT	234,253
2,444	Gecina SA REIT	367,676
20,362	Groupe Eurotunnel SE	224,752
2,912	ICADE REIT	249,151
2,219	Imerys SA	191,532
3,172	Kering	1,105,108
10,181	Klepierre REIT	412,617
19,676	Lagardere SCA	643,745
10,699	Legrand SA	736,665
7,766	L’Oreal SA	1,603,236
9,588	LVMH Moet Hennessy Louis Vuitton SE	2,404,416
94,655	Natixis SA	685,548
6,726	Neopost SA	307,048
3,576	Nexans SA	203,975
4,341	Nexity SA	232,026
265,240	Orange SA	4,446,852
9,527	Pernod Ricard SA	1,316,992
62,988	Peugeot SA	1,350,471
10,886	Publicis Groupe SA	820,259
19,578	Renault SA	1,757,961
45,483	Rexel SA	717,764
12,874	Safran SA	1,213,214
77,346	Sanofi	7,360,936
39,034	Schneider Electric SE	3,053,501
19,512	SCOR SE	819,311
1,487	Societe BIC SA	173,687
116,442	Societe Generale SA	6,809,345
5,530	Sodexo SA	650,879
44,113	Suez	794,701
1,897	Teleperformance	263,132
4,606	Thales SA	508,238
280,257	Total SA	14,194,979
5,596	Unibail-Rodamco SE REIT	1,394,421
11,844	Valeo SA	817,457
35,718	Vallourec SA(a)(b)	210,221
84,444	Veolia Environnement SA	1,897,107
36,133	Vinci SA	3,226,587
146,955	Vivendi SA	3,390,699
2,792	Wendel SA	418,713
8,941	Zodiac Aerospace	254,576

		120,270,092

	Germany - 9.5%
5,212	Aareal Bank AG	216,917
6,472	adidas AG	1,472,685
48,790	Allianz SE	10,354,219
8,203	Aurubis AG	728,059
70,480	BASF SE	6,696,703
40,002	Bayer AG	5,053,449
41,889	Bayerische Motoren Werke AG	3,837,876
6,992	Bayerische Motoren Werke AG (Preference Shares)	555,205
2,536	Beiersdorf AG	277,168
6,775	Bilfinger SE(b)	276,016
9,511	Brenntag AG	537,630
219,286	Commerzbank AG(a)	2,864,605
6,711	Continental AG	1,507,288
2,608	Covestro AG(c)	201,771
125,051	Daimler AG	8,741,433
284,540	Deutsche Bank AG	5,062,285
7,614	Deutsche Boerse AG	793,649
52,258	Deutsche Lufthansa AG	1,119,802
74,862	Deutsche Post AG	2,895,005
305,832	Deutsche Telekom AG	5,569,098
10,952	Deutsche Wohnen AG-BR	432,372

633,179	E.ON SE	$6,243,133
13,511	Evonik Industries AG	458,769
9,156	Freenet AG	307,979
9,772	Fresenius Medical Care AG & Co. KGaA	919,276
15,468	Fresenius SE & Co. KGaA	1,302,653
1,361	FUCHS PETROLUB SE	71,414
2,795	FUCHS PETROLUB SE (Preference Shares)	165,424
8,712	GEA Group AG	352,773
5,237	Hannover Rueck SE	658,811
10,627	HeidelbergCement AG	1,050,201
3,960	Henkel AG & Co. KGaA	496,765
5,880	Henkel AG & Co. KGaA (Preference Shares)	830,170
1,872	HOCHTIEF AG	333,270
5,040	HUGO BOSS AG	378,694
31,022	Infineon Technologies AG	672,431
19,265	Innogy SE(c)	805,987
23,680	K+S AG	614,073
3,282	KION Group AG	283,749
15,632	Kloeckner & Co. SE	172,101
6,665	LANXESS AG	512,501
2,641	LEG Immobilien AG	253,116
5,288	Leoni AG	311,634
11,883	Linde AG	2,266,828
2,576	MAN SE	284,334
3,769	Merck KGaA	412,593
40,769	METRO AG	456,681
40,769	Metro Wholesale & Food Specialist AG(a)	820,258
2,169	MTU Aero Engines AG	316,971
20,249	Muenchener Rueckversicherungs-Gesellschaft AG	4,333,055
4,315	Osram Licht AG	358,712
10,441	Porsche Automobil Holding SE (Preference Shares)	595,617
15,611	ProSiebenSat.1 Media SE	623,022
3,483	Rheinmetall AG	346,585
182,519	RWE AG(a)	3,833,610
12,576	RWE AG (Preference Shares)	196,311
6,608	Salzgitter AG	295,389
25,799	SAP SE	2,727,800
45,544	Siemens AG	6,161,662
7,411	Suedzucker AG	157,538
3,671	Symrise AG	256,354
5,814	Talanx AG	238,989
60,098	Telefonica Deutschland Holding AG	309,426
49,105	thyssenkrupp AG	1,452,292
43,291	TUI AG	679,736
62,967	Uniper SE	1,291,001
4,907	Volkswagen AG	769,163
30,555	Volkswagen AG (Preference Shares)	4,686,770
20,002	Vonovia SE	807,814

		111,066,670

	Ghana - 0.0%
89,274	Tullow Oil PLC(a)	197,844

	Hong Kong - 1.8%
357,611	AIA Group Ltd.	2,818,250
54,080	Bank of East Asia Ltd. (The)	231,619
134,000	Cathay Pacific Airways Ltd.	210,004
158,604	Cheung Kong Property Holdings Ltd.	1,284,444
154,366	CK Hutchison Holdings Ltd.	2,033,797
91,646	CLP Holdings Ltd.	976,874
59,668	Galaxy Entertainment Group Ltd.	369,384
64,000	Hang Lung Group Ltd.	243,376

Schedule of Investments

151,345	Hang Lung Properties Ltd.	$377,096
37,750	Hang Seng Bank Ltd.	821,687
76,473	Henderson Land Development Co. Ltd.	442,575
242,891	Hong Kong & China Gas Co. Ltd.	459,649
16,698	Hong Kong Exchanges & Clearing Ltd.	476,343
63,186	Hongkong Land Holdings Ltd.	475,159
656,151	Hutchison Port Holdings Trust	311,672
8,578	Jardine Matheson Holdings Ltd.	547,362
10,936	Jardine Strategic Holdings Ltd.	446,189
833,138	Li & Fung Ltd.	305,087
111,697	Link REIT	908,146
88,055	MTR Corp. Ltd.	509,041
540,311	New World Development Co. Ltd.	730,547
350,718	Noble Group Ltd.(a)	96,905
327,000	PCCW Ltd.	184,222
51,580	Power Assets Holdings Ltd.	511,167
134,459	Sands China Ltd.	624,077
177,412	Sino Land Co. Ltd.	293,031
310,851	SJM Holdings Ltd.	311,243
114,551	Sun Hung Kai Properties Ltd.	1,774,700
45,578	Swire Pacific Ltd., Class A	454,604
406,161	WH Group Ltd.(c)	381,191
100,826	Wharf Holdings Ltd. (The)	857,844
44,000	Wheelock & Co. Ltd.	331,825
61,088	Yue Yuen Industrial Holdings Ltd.	252,247

		21,051,357

	Indonesia - 0.0%
888,043	Golden Agri-Resources Ltd.	258,456

	Ireland - 0.3%
93,350	Bank of Ireland Group PLC(a)	775,921
45,140	CRH PLC	1,581,189
4,352	Kerry Group PLC, Class A	391,753
18,162	Smurfit Kappa Group PLC	538,737

		3,287,600

	Israel - 0.3%
72,503	Bank Hapoalim BM	502,444
110,422	Bank Leumi Le-Israel BM(a)	530,723
176,392	Bezeq The Israeli Telecommunication Corp. Ltd.	261,870
66,124	Israel Chemicals Ltd.	315,955
85,989	Israel Discount Bank Ltd., Class A(a)	221,839
58,728	Teva Pharmaceutical Industries Ltd.	1,900,465

		3,733,296

	Italy - 3.6%
157,797	A2A SpA	267,529
207,700	Assicurazioni Generali SpA	3,753,986
33,994	Atlantia SpA	1,029,628
10,032	Banca Monte dei Paschi di Siena SpA(a)	76,762
86,942	BPER Banca SpA	476,852
1,217,526	Enel SpA	6,924,678
470,909	Eni SpA	7,423,051
80,706	Hera SpA	259,766
1,411,923	Intesa Sanpaolo SpA	4,847,484
106,292	Intesa Sanpaolo SpA-RSP	338,360
38,204	Leonardo-Finmeccanica SpA	663,477
5,852	Luxottica Group SpA	337,179
57,233	Mediaset SpA(a)	223,081
47,045	Mediobanca SpA	488,934
86,182	Poste Italiane SpA(c)	632,006
14,142	Prysmian SpA	451,016
84,483	Saipem SpA(a)	344,635
198,576	Snam SpA	935,548
1,704,957	Telecom Italia SpA(a)	1,749,831
916,675	Telecom Italia SpA-RSP	749,507

99,146	Terna Rete Elettrica Nazionale SpA	$564,127
364,674	Unicredit SpA(a)	7,154,382
237,354	Unione di Banche Italiane SpA	1,143,428
142,823	Unipol Gruppo Finanziario SpA	666,818
150,541	UnipolSai Assicurazioni SpA	347,344

		41,849,409

	Japan - 20.0%
77,829	Aeon Co. Ltd.	1,171,010
11,906	Air Water, Inc.	230,911
18,653	Aisin Seiki Co. Ltd.	970,675
27,660	Ajinomoto Co., Inc.	555,478
21,539	Alfresa Holdings Corp.	396,102
8,553	Alps Electric Co. Ltd.	232,993
21,527	Amada Holdings Co. Ltd.	245,672
105,144	ANA Holdings, Inc.	360,170
82,840	Aozora Bank Ltd.	317,880
20,500	Asahi Glass Co. Ltd.	862,709
19,962	Asahi Group Holdings Ltd.	812,788
99,405	Asahi Kasei Corp.	1,137,587
96,046	Astellas Pharma, Inc.	1,223,881
10,934	Bandai Namco Holdings, Inc.	379,491
29,041	Bank of Kyoto Ltd. (The)	278,070
6,149	Benesse Holdings, Inc.	235,119
46,855	Bridgestone Corp.	1,974,784
12,259	Brother Industries Ltd.	312,868
93,182	Canon, Inc.	3,235,796
13,440	Casio Computer Co. Ltd.	219,915
11,514	Central Japan Railway Co.	1,849,618
49,100	Chiba Bank Ltd. (The)	351,936
68,946	Chubu Electric Power Co., Inc.	904,138
6,225	Chugai Pharmaceutical Co. Ltd.	249,856
13,100	Chugoku Bank Ltd. (The)	189,692
40,036	Chugoku Electric Power Co., Inc. (The)	438,061
28,000	Citizen Watch Co. Ltd.	208,046
12,600	Cosmo Energy Holdings Co. Ltd.	217,802
12,871	Credit Saison Co. Ltd.	247,414
54,346	Dai Nippon Printing Co. Ltd.	598,571
20,249	Daicel Corp.	263,707
36,650	Daido Steel Co. Ltd.	222,895
128,013	Dai-ichi Life Holdings, Inc.	2,213,972
41,716	Daiichi Sankyo Co. Ltd.	909,110
9,695	Daikin Industries Ltd.	1,026,576
4,236	Daito Trust Construction Co. Ltd.	714,594
45,842	Daiwa House Industry Co. Ltd.	1,596,867
140,300	Daiwa Securities Group, Inc.	807,682
39,348	Denka Co. Ltd.	219,006
38,080	Denso Corp.	1,828,612
11,685	Dentsu, Inc.	545,677
8,802	DIC Corp.	333,376
5,308	Don Quijote Holdings Co. Ltd.	192,874
26,887	East Japan Railway Co.	2,518,489
6,984	Ebara Corp.	204,473
12,256	Eisai Co. Ltd.	656,530
24,943	Electric Power Development Co. Ltd.	630,488
6,163	FANUC Corp.	1,258,592
1,406	Fast Retailing Co. Ltd.	421,437
46,107	Fuji Electric Co. Ltd.	253,704
30,493	FUJIFILM Holdings Corp.	1,118,495
30,714	Fujikura Ltd.	258,510
243,997	Fujitsu Ltd.	1,818,909
79,959	Fukuoka Financial Group, Inc.	368,335
7,326	Furukawa Electric Co. Ltd.	330,182
37,512	Gunma Bank Ltd. (The)	219,650
37,657	Hachijuni Bank Ltd. (The)	238,903
19,823	Hakuhodo DY Holdings, Inc.	277,893

Schedule of Investments

16,298	Hankyu Hanshin Holdings, Inc.	$580,412
26,000	Hanwa Co. Ltd.	185,655
18,784	Haseko Corp.	234,938
28,411	Hino Motors Ltd.	334,519
45,107	Hiroshima Bank Ltd. (The)	192,683
9,362	Hitachi Construction Machinery Co. Ltd.	268,164
736,550	Hitachi Ltd.	5,063,427
13,928	Hitachi Metals Ltd.	193,866
28,700	Hokkaido Electric Power Co., Inc.	215,844
14,591	Hokuhoku Financial Group, Inc.	237,032
24,345	Hokuriku Electric Power Co.	224,954
179,939	Honda Motor Co. Ltd.	5,061,319
13,453	Hoya Corp.	758,029
10,950	Ibiden Co. Ltd.	189,875
24,477	Idemitsu Kosan Co. Ltd.	593,013
170,124	IHI Corp.(a)	560,434
14,560	Iida Group Holdings Co. Ltd.	248,388
126,075	Inpex Corp.	1,224,295
37,992	Isetan Mitsukoshi Holdings Ltd.	369,966
43,307	Isuzu Motors Ltd.	594,175
159,029	ITOCHU Corp.	2,490,608
29,000	Iyo Bank Ltd. (The)	236,472
26,774	J Front Retailing Co. Ltd.	382,607
87,859	Japan Display, Inc.(a)(b)	157,438
15,100	Japan Exchange Group, Inc.	270,719
36,776	Japan Post Bank Co. Ltd.	471,952
68,528	Japan Post Holdings Co. Ltd.	862,686
14,704	Japan Post Insurance Co. Ltd.	322,704
51,892	Japan Tobacco, Inc.	1,800,569
74,847	JFE Holdings, Inc.	1,444,511
19,209	JGC Corp.	307,532
14,274	JSR Corp.	251,647
21,913	JTEKT Corp.	312,349
491,058	JXTG Holdings, Inc.	2,178,530
73,904	Kajima Corp.	643,429
33,903	Kaneka Corp.	271,850
80,807	Kansai Electric Power Co., Inc. (The)	1,083,082
18,404	Kao Corp.	1,118,281
172,703	Kawasaki Heavy Industries Ltd.	550,174
145,745	Kawasaki Kisen Kaisha Ltd.(a)(b)	361,411
105,993	KDDI Corp.	2,801,028
17,335	Keikyu Corp.	200,970
31,634	Keio Corp.	264,535
1,054	Keyence Corp.	486,674
110,665	Kintetsu Group Holdings Co. Ltd.	423,651
65,397	Kirin Holdings Co. Ltd.	1,438,503
66,887	Kobe Steel Ltd.(a)	836,579
4,345	Koito Manufacturing Co. Ltd.	254,027
63,379	Komatsu Ltd.	1,700,412
47,917	Konica Minolta, Inc.	396,363
52,659	Kubota Corp.	914,783
27,377	Kuraray Co. Ltd.	532,699
20,262	Kyocera Corp.	1,230,812
12,910	Kyowa Hakko Kirin Co. Ltd.	233,909
53,878	Kyushu Electric Power Co., Inc.	636,813
27,900	Kyushu Financial Group, Inc.	174,983
9,000	Kyushu Railway Co.	296,077
3,539	Lawson, Inc.	240,535
23,044	LIXIL Group Corp.	592,080
9,481	Makita Corp.	370,248
270,133	Marubeni Corp.	1,787,848
15,200	Marui Group Co. Ltd.	206,619
70,073	Mazda Motor Corp.	1,055,582
20,393	Medipal Holdings Corp.	372,997
5,961	MEIJI Holdings Co. Ltd.	474,204

16,600	Minebea Mitsumi, Inc.	$273,875
138,316	Mitsubishi Chemical Holdings Corp.	1,162,908
142,320	Mitsubishi Corp.	3,086,745
126,405	Mitsubishi Electric Corp.	1,956,792
44,425	Mitsubishi Estate Co. Ltd.	806,521
11,182	Mitsubishi Gas Chemical Co., Inc.	258,766
428,895	Mitsubishi Heavy Industries Ltd.	1,705,177
17,922	Mitsubishi Materials Corp.	601,752
59,811	Mitsubishi Motors Corp.	431,958
1,321,848	Mitsubishi UFJ Financial Group, Inc.	8,374,077
205,308	Mitsui & Co. Ltd.	2,982,210
100,168	Mitsui Chemicals, Inc.	571,119
153,179	Mitsui Engineering & Shipbuilding Co. Ltd.	213,490
51,922	Mitsui Fudosan Co. Ltd.	1,190,971
58,982	Mitsui Mining & Smelting Co. Ltd.	257,824
179,981	Mitsui OSK Lines Ltd.	560,328
2,739,405	Mizuho Financial Group, Inc.	4,869,172
50,577	MS&AD Insurance Group Holdings, Inc.	1,772,335
5,767	Murata Manufacturing Co. Ltd.	896,666
68,218	Nagoya Railroad Co. Ltd.	312,397
394,469	NEC Corp.	1,071,005
11,903	NGK Insulators Ltd.	239,363
10,255	NGK Spark Plug Co. Ltd.	207,522
16,058	NH Foods Ltd.	474,495
16,471	NHK Spring Co. Ltd.	177,835
5,496	Nidec Corp.	604,836
31,367	Nikon Corp.	552,141
2,072	Nintendo Co. Ltd.	702,824
10,000	Nippon Electric Glass Co. Ltd.	353,862
96,462	Nippon Express Co. Ltd.	615,464
20,275	Nippon Paper Industries Co. Ltd.	403,500
26,447	Nippon Sheet Glass Co. Ltd.(a)	223,792
84,761	Nippon Steel & Sumitomo Metal Corp.	2,080,382
27,872	Nippon Telegraph & Telephone Corp.	1,359,610
370,579	Nippon Yusen Kabushiki Kaisha(a)	707,653
275,569	Nissan Motor Co. Ltd.	2,733,369
16,688	Nisshin Seifun Group, Inc.	273,665
13,226	Nisshin Steel Co. Ltd.	161,831
1,823	Nitori Holdings Co. Ltd.	256,716
6,560	Nitto Denko Corp.	585,262
10,370	NOK Corp.	237,441
242,568	Nomura Holdings, Inc.	1,441,863
13,873	Nomura Real Estate Holdings, Inc.	274,710
29,430	NSK Ltd.	380,343
47,954	NTN Corp.	223,506
41,756	NTT Data Corp.	454,613
83,671	NTT DoCoMo, Inc.	1,940,801
57,477	Obayashi Corp.	690,796
15,207	Odakyu Electric Railway Co. Ltd.	300,713
99,193	OJI Holdings Corp.	508,107
11,097	Olympus Corp.	402,724
9,590	OMRON Corp.	478,220
11,548	Ono Pharmaceutical Co. Ltd.	252,500
4,714	Oriental Land Co. Ltd.	341,045
86,461	ORIX Corp.	1,370,528
214,422	Osaka Gas Co. Ltd.	856,757
20,366	Otsuka Holdings Co. Ltd.	895,776
230,290	Panasonic Corp.	3,170,018
28,792	Rakuten, Inc.	351,252
29,110	Recruit Holdings Co. Ltd.	502,928
32,432	Rengo Co. Ltd.	183,741
199,623	Resona Holdings, Inc.	1,026,885
114,999	Ricoh Co. Ltd.	1,079,270
4,877	Rohm Co. Ltd.	377,378
14,527	Santen Pharmaceutical Co. Ltd.	204,702

Schedule of Investments

14,498	SBI Holdings, Inc.	$207,180
8,648	Secom Co. Ltd.	647,808
14,619	Sega Sammy Holdings, Inc.	196,737
12,864	Seibu Holdings, Inc.	224,228
16,366	Seiko Epson Corp.	431,164
18,289	Seino Holdings Co. Ltd.	245,961
26,171	Sekisui Chemical Co. Ltd.	481,284
51,173	Sekisui House Ltd.	885,263
59,449	Seven & i Holdings Co. Ltd.	2,391,518
65,283	Sharp Corp.(a)(b)	229,239
22,966	Shikoku Electric Power Co., Inc.	275,397
1,812	Shimano, Inc.	265,335
41,149	Shimizu Corp.	434,225
15,939	Shin-Etsu Chemical Co. Ltd.	1,458,376
112,077	Shinsei Bank Ltd.	184,606
7,560	Shionogi & Co. Ltd.	403,401
18,095	Shiseido Co. Ltd.	638,676
39,733	Shizuoka Bank Ltd. (The)	354,197
19,001	Showa Denko K.K.	496,284
41,373	Showa Shell Sekiyu K.K.	449,694
1,719	SMC Corp.	546,216
43,844	SoftBank Group Corp.	3,554,501
245,078	Sojitz Corp.	616,604
34,955	Sompo Holdings, Inc.	1,370,425
95,313	Sony Corp.	3,916,205
14,303	Sony Financial Holdings, Inc.	247,369
7,449	Stanley Electric Co. Ltd.	246,064
32,224	Subaru Corp.	1,164,783
164,615	Sumitomo Chemical Co. Ltd.	965,388
139,349	Sumitomo Corp.	1,880,981
74,112	Sumitomo Electric Industries Ltd.	1,198,925
17,108	Sumitomo Forestry Co. Ltd.	261,664
43,636	Sumitomo Heavy Industries Ltd.	318,301
43,060	Sumitomo Metal Mining Co. Ltd.	650,216
140,564	Sumitomo Mitsui Financial Group, Inc.	5,336,585
39,176	Sumitomo Mitsui Trust Holdings, Inc.	1,437,346
22,624	Sumitomo Realty & Development Co. Ltd.	684,484
20,516	Sumitomo Rubber Industries Ltd.	355,751
6,513	Suntory Beverage & Food Ltd.	318,886
9,099	Suzuken Co. Ltd.	303,451
27,273	Suzuki Motor Corp.	1,290,898
62,553	T&D Holdings, Inc.	923,901
110,052	Taiheiyo Cement Corp.	413,336
75,242	Taisei Corp.	719,087
34,076	Takashimaya Co. Ltd.	311,478
48,084	Takeda Pharmaceutical Co. Ltd.	2,537,906
8,284	TDK Corp.	596,025
17,655	Teijin Ltd.	354,394
10,827	Terumo Corp.	409,093
73,412	Tobu Railway Co., Ltd.	388,005
34,560	Toho Gas Co. Ltd.	233,642
48,981	Tohoku Electric Power Co., Inc.	665,817
52,854	Tokio Marine Holdings, Inc.	2,221,882
542,105	Tokyo Electric Power Co. Holdings, Inc.(a)	2,296,078
5,076	Tokyo Electron Ltd.	715,496
246,254	Tokyo Gas Co. Ltd.	1,303,979
35,342	Tokyu Corp.	519,119
53,628	Tokyu Fudosan Holdings Corp.	321,297
57,030	Toppan Printing Co. Ltd.	601,810
108,628	Toray Industries, Inc.	980,154
962,299	Toshiba Corp.(a)(b)	2,142,410
41,776	Tosoh Corp.	497,176
6,544	TOTO Ltd.	263,252
17,148	Toyo Seikan Group Holdings Ltd.	280,743
5,253	Toyo Suisan Kaisha Ltd.	190,638

7,946	Toyoda Gosei Co. Ltd.	$187,692
14,471	Toyota Industries Corp.	776,624
238,778	Toyota Motor Corp.	13,471,578
26,625	Toyota Tsusho Corp.	855,412
127,958	Ube Industries Ltd.	347,413
10,892	Unicharm Corp.	278,917
15,585	West Japan Railway Co.	1,116,811
39,400	Yahoo! Japan Corp.	178,289
91,892	Yamada Denki Co. Ltd.	489,836
19,494	Yamaguchi Financial Group, Inc.	229,175
8,030	Yamaha Corp.	283,425
20,898	Yamaha Motor Co. Ltd.	525,783
28,234	Yamato Holdings Co. Ltd.	565,983
11,002	Yamazaki Baking Co. Ltd.	220,448
9,800	Yaskawa Electric Corp.	262,616
12,500	Yokogawa Electric Corp.	210,304
10,966	Yokohama Rubber Co. Ltd. (The)	221,116

		234,321,624

	Jersey Island - 0.0%
2,312	Randgold Resources Ltd.	215,191

	Luxembourg - 0.3%
74,281	Arcelormittal(a)	1,943,779
3,661	RTL Group SA	284,014
26,142	SES SA FDR, Class A	612,576
27,959	Tenaris SA	441,384

		3,281,753

	Macau - 0.0%
121,600	Wynn Macau Ltd.	263,747

	Netherlands - 4.4%
23,768	ABN AMRO Group NV CVA(c)	670,018
398,256	Aegon NV	2,225,169
16,371	Akzo Nobel NV	1,475,014
7,381	Altice NV, Class A(a)	181,484
2,383	Altice NV, Class B(a)	58,720
5,407	ASML Holding NV	816,938
8,476	ASR Nederland NV	319,283
7,910	Boskalis Westminster NV	281,875
13,588	Fugro NV CVA(a)	217,395
3,559	Gemalto NV	180,683
7,242	Heineken Holding NV	708,766
9,674	Heineken NV	1,005,636
332,862	ING Groep NV	6,206,510
80,270	Koninklijke Ahold Delhaize NV	1,636,771
35,654	Koninklijke BAM Groep NV	211,273
12,320	Koninklijke DSM NV	906,087
348,108	Koninklijke KPN NV	1,257,525
64,188	Koninklijke Philips NV	2,450,444
41,310	NN Group NV	1,670,078
45,005	PostNL NV	212,244
8,517	Randstad Holding NV	511,918
533,643	Royal Dutch Shell PLC, Class A	15,006,256
456,480	Royal Dutch Shell PLC, Class B	12,950,743
12,470	Wolters Kluwer NV	553,021

		51,713,851

	New Zealand - 0.1%
58,810	Fletcher Building Ltd.	352,301
152,725	Spark New Zealand Ltd.	429,396

		781,697

	Norway - 0.8%
76,112	DNB ASA	1,489,219
14,462	Gjensidige Forsikring ASA	249,288
25,041	Marine Harvest ASA	464,286
97,192	Norsk Hydro ASA	624,256

Schedule of Investments

47,998	Orkla ASA	$492,044
170,387	Statoil ASA	3,178,556
56,757	Storebrand ASA	471,574
65,526	Telenor ASA	1,304,483
19,175	Yara International ASA	760,312

		9,034,018

	Portugal - 0.2%
318,150	EDP-Energias de Portugal SA	1,125,297
41,305	Galp Energia SGPS SA	659,379
13,524	Jeronimo Martins SGPS SA	265,083

		2,049,759

	Singapore - 0.9%
123,188	Ascendas Real Estate Investment Trust REIT	245,069
183,615	CapitaLand Ltd.	499,219
156,961	CapitaLand Mall Trust REIT	232,458
41,668	City Developments Ltd.	345,698
146,558	ComfortDelGro Corp. Ltd.	249,447
125,620	DBS Group Holdings Ltd.	2,001,108
278,499	Genting Singapore PLC	239,059
9,509	Jardine Cycle & Carriage Ltd.	282,776
131,087	Keppel Corp. Ltd.	619,119
177,894	Oversea-Chinese Banking Corp. Ltd.	1,489,004
121,072	Sembcorp Industries Ltd.	288,139
43,670	Singapore Airlines Ltd.	334,314
136,113	Singapore Press Holdings Ltd.	291,843
91,893	Singapore Technologies Engineering Ltd.	255,258
479,281	Singapore Telecommunications Ltd.	1,401,964
88,791	United Overseas Bank Ltd.	1,569,478
200,224	Wilmar International Ltd.	492,741

		10,836,694

	South Africa - 0.1%
46,372	Investec PLC	352,135
18,304	Mondi PLC	481,415

		833,550

	South Korea - 4.4%
641	CJ CheilJedang Corp.	211,939
119	CJ CheilJedang Corp. (Preference Shares)	17,918
1,934	CJ Corp.	335,281
3,407	Daelim Industrial Co. Ltd.	279,185
4,481	Dongbu Insurance Co. Ltd.	320,744
13,479	Doosan Heavy Industries & Construction Co. Ltd.	248,128
30,094	Doosan Infracore Co. Ltd.(a)	216,753
2,185	E-Mart, Inc.	495,947
5,377	GS Holdings Corp.	362,295
29,028	Hana Financial Group, Inc.	1,322,933
4,986	Hankook Tire Co. Ltd.	278,473
7,903	Hanwha Corp.	345,697
2,593	Hyosung Corp.	388,122
271	Hyundai Construction Equipment Co. Ltd.(a)	88,755
280	Hyundai Electric & Energy System Co. Ltd.(a)	81,069
9,203	Hyundai Engineering & Construction Co. Ltd.	372,544
1,524	Hyundai Glovis Co. Ltd.	213,813
4,290	Hyundai Heavy Industries Co. Ltd.(a)	668,965
10,519	Hyundai Marine & Fire Insurance Co. Ltd.	426,757
4,924	Hyundai Mobis Co. Ltd.	1,082,440
13,207	Hyundai Motor Co.	1,711,286
2,129	Hyundai Motor Co. (Preference Shares)	192,153
3,334	Hyundai Motor Co. (2nd Preference Shares)	315,807
911	Hyundai Robotics Co. Ltd.(a)	358,604
9,632	Hyundai Steel Co.	539,678
44,378	Industrial Bank of Korea	612,698

39,258	KB Financial Group, Inc.	$2,083,844
30,084	Kia Motors Corp.	983,937
44,210	Korea Electric Power Corp.	1,760,025
6,616	Korea Gas Corp.(a)	296,790
547	Korea Zinc Co. Ltd.	241,226
13,951	Korean Air Lines Co. Ltd.(a)	443,819
8,140	KT Corp.	253,136
5,805	KT&G Corp.	591,368
27,331	Kumho Tire Co., Inc.(a)	184,397
3,101	LG Chem Ltd.	908,921
520	LG Chem Ltd. (Preference Shares)	106,644
6,598	LG Corp.	444,564
34,744	LG Display Co. Ltd.	982,662
19,161	LG Electronics, Inc.	1,148,924
3,240	LG Electronics, Inc. (Preference Shares)	99,164
24,327	LG Uplus Corp.	361,954
826	Lotte Chemical Corp.	272,368
1,799	Lotte Shopping Co. Ltd.	422,802
10,371	POSCO	3,076,870
3,320	Samsung C&T Corp.	412,385
5,332	Samsung Electro-Mechanics Co. Ltd.	446,458
6,106	Samsung Electronics Co. Ltd.	13,149,957
1,053	Samsung Electronics Co. Ltd. (Preference Shares)	1,817,026
2,614	Samsung Fire & Marine Insurance Co. Ltd.	682,086
213	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	36,640
32,004	Samsung Heavy Industries Co. Ltd.(a)	320,312
6,485	Samsung Life Insurance Co. Ltd.	727,284
3,609	Samsung SDI Co. Ltd.	543,422
33,184	Shinhan Financial Group Co. Ltd.	1,577,578
1,364	SK Holdings Co. Ltd.	330,929
27,064	SK Hynix, Inc.	1,596,197
9,053	SK Innovation Co. Ltd.	1,427,867
2,305	SK Telecom Co. Ltd.	572,620
4,272	S-Oil Corp.	444,741
47,992	Woori Bank	819,130

		51,056,031

	Spain - 4.4%
47,057	Abertis Infraestructuras SA	925,965
3,398	Acciona SA	289,451
32,221	ACS Actividades de Construccion y Servicios SA	1,231,780
2,232	Aena SA(c)	434,860
11,226	Amadeus IT Group SA	689,038
602,843	Banco Bilbao Vizcaya Argentaria SA	5,437,965
567,283	Banco de Sabadell SA	1,266,090
2,479,277	Banco Santander SA	16,877,801
107,249	Bankia SA	541,444
37,129	Bankinter SA	360,619
346,854	CaixaBank SA	1,805,884
85,409	Distribuidora Internacional de Alimentacion SA	574,276
16,054	Enagas SA	452,088
65,979	Endesa SA	1,556,563
37,498	Ferrovial SA	806,614
39,071	Gas Natural SDG SA	911,621
9,300	Grifols SA	260,467
7,336	Grifols SA (Preference Shares), Class B	154,777
470,707	Iberdrola SA	3,698,279
27,231	Industria de Diseno Textil SA	1,078,419
152,979	Mapfre SA	568,322
52,571	Obrascon Huarte Lain SA(b)	220,653
25,717	Red Electrica Corp. SA	549,405
207,581	Repsol SA	3,465,492

Schedule of Investments

652,361	Telefonica SA	$7,352,921

		51,510,794

	Sweden - 2.2%
16,793	Alfa Laval AB	374,513
28,331	ASSA ABLOY AB, Class B	605,913
23,414	Atlas Copco AB, Class A	846,939
14,845	Atlas Copco AB, Class B	480,087
12,347	Boliden AB	387,091
17,751	Electrolux AB, Series B	606,106
29,906	Essity AB, Class B(a)	865,490
14,860	Getinge AB, Class B	257,555
55,245	Hennes & Mauritz AB, Class B	1,437,631
6,929	Hexagon AB, Class B	341,779
6,084	ICA Gruppen AB	243,389
9,185	Industrivarden AB, Class A	237,544
7,250	Industrivarden AB, Class C	175,670
346	NCC AB, Class A	9,000
7,351	NCC AB, Class B	191,021
245,985	Nordea Bank AB	3,098,741
65,169	Sandvik AB	1,025,586
24,524	Securitas AB, Class B	407,771
105,848	Skandinaviska Enskilda Banken AB, Class A	1,338,631
1,505	Skandinaviska Enskilda Banken AB, Class C	18,847
29,085	Skanska AB, Class B	660,152
31,618	SKF AB, Class B	627,744
21,208	SSAB AB, Class A(a)	106,944
50,035	SSAB AB, Class B(a)	206,225
29,906	Svenska Cellulosa AB (SCA), Class B	247,151
97,121	Svenska Handelsbanken AB, Class A	1,443,179
2,342	Svenska Handelsbanken AB, Class B	34,859
70,423	Swedbank AB, Class A	1,835,218
8,932	Swedish Match AB	313,595
46,926	Tele2 AB, Class B	557,493
398,356	Telefonaktiebolaget LM Ericsson, Class B	2,582,970
363,567	Telia Co. AB	1,705,685
11,758	Trelleborg AB, Class B	276,469
124,210	Volvo AB, Class B	2,106,751

		25,653,739

	Switzerland - 6.1%
118,787	ABB Ltd.	2,794,699
13,095	Adecco Group AG	1,001,618
9,367	Aryzta AG	301,732
4,243	Baloise Holding AG	683,383
2	Chocoladefabriken Lindt & Spruengli AG	136,622
23	Chocoladefabriken Lindt & Spruengli AG-PC	131,228
15,838	Clariant AG	369,337
10,302	Coca-Cola HBC AG	311,291
20,635	Compagnie Financiere Richemont SA	1,756,921
232,772	Credit Suisse Group AG	3,589,830
1,919	Dufry AG(a)	306,491
17,590	Ferguson PLC	1,049,801
816	Geberit AG	393,432
238	Georg Fischer AG	271,337
322	Givaudan SA	642,431
1,408,367	Glencore PLC	6,204,231
533	Helvetia Holding AG	298,582
799	Idorsia Ltd.(a)	14,989
8,204	Julius Baer Group Ltd.	465,107
2,885	Kuehne + Nagel International AG	503,533
31,129	LafargeHolcim Ltd.	1,866,417
1,811	Lonza Group AG	431,704
143,324	Nestle SA	12,136,157

118,800	Novartis AG	$10,145,743
28,324	Roche Holding AG	7,189,250
1,098	Roche Holding AG-BR	283,931
606	Schindler Holding AG	127,751
1,182	Schindler Holding AG-PC	255,548
209	SGS SA	463,121
58	Sika AG-BR	400,653
1,430	Sonova Holding AG	232,541
29,431	STMicroelectronics NV	500,709
2,736	Swatch Group AG (The)	211,258
1,716	Swatch Group AG (The)-BR	682,772
3,293	Swiss Life Holding AG	1,204,777
3,935	Swiss Prime Site AG	355,836
37,237	Swiss RE AG	3,598,850
1,715	Swisscom AG	840,214
223,142	UBS Group AG	3,889,981
17,518	Zurich Insurance Group AG	5,352,445

		71,396,253

	United Kingdom - 15.2%
48,898	3i Group PLC	603,389
86,262	Aberdeen Asset Management PLC	374,605
12,492	Admiral Group PLC	340,575
20,528	Aggreko PLC	229,630
66,210	Amec Foster Wheeler PLC	387,384
116,337	Anglo American PLC(a)	1,920,995
15,138	Ashtead Group PLC	325,103
16,790	Associated British Foods PLC	656,084
81,862	AstraZeneca PLC	4,930,991
446,003	Aviva PLC	3,169,255
17,630	Babcock International Group PLC	196,283
230,772	BAE Systems PLC	1,829,993
84,655	Balfour Beatty PLC	294,637
2,025,054	Barclays PLC	5,419,551
63,016	Barratt Developments PLC	511,340
50,886	BBA Aviation PLC	201,055
36,736	Beazley PLC	248,208
6,223	Bellway PLC	261,711
9,957	Berkeley Group Holdings PLC (The)	458,913
90,325	Booker Group PLC	229,229
3,000,359	BP PLC	17,633,721
74,456	British American Tobacco PLC	4,626,727
79,827	British Land Co. PLC (The) REIT	642,490
659,453	BT Group PLC	2,725,537
15,390	Bunzl PLC	464,222
18,612	Burberry Group PLC	419,830
67,963	Capita PLC	590,010
102,601	Carillion PLC	76,830
740,768	Centrica PLC	1,938,534
9,781	Close Brothers Group PLC	198,580
94,908	CNH Industrial NV, Class A	1,096,587
231,330	Cobham PLC	404,700
69,615	Compass Group PLC	1,484,033
5,533	Croda International PLC	269,967
80,482	CYBG PLC(a)	283,508
5,848	DCC PLC	513,852
6,388	Derwent London PLC REIT	239,848
95,071	Diageo PLC	3,068,873
193,377	Direct Line Insurance Group PLC	955,000
81,887	Dixons Carphone PLC	290,401
61,324	Drax Group PLC	257,415
55,661	DS Smith PLC	354,282
25,748	easyJet PLC	419,559
29,921	Experian PLC	594,456
215,562	Fiat Chrysler Automobiles NV(a)	2,592,307
132,517	FirstGroup PLC(a)	201,783

Schedule of Investments

143,952	G4S PLC	$623,994
131,547	GKN PLC	557,561
341,249	GlaxoSmithKline PLC	6,813,517
31,017	Greene King PLC	280,105
54,332	Hammerson PLC REIT	411,506
104,539	Hays PLC	229,882
21,575	Hiscox Ltd.	369,195
1,894,962	HSBC Holdings PLC	18,911,547
28,372	IG Group Holdings PLC	238,078
17,024	IMI PLC	269,996
55,045	Imperial Brands PLC	2,264,139
42,350	Inchcape PLC	448,332
32,490	Informa PLC	297,905
36,167	Inmarsat PLC	369,764
9,853	Intercontinental Hotels Group PLC	557,388
26,836	Intermediate Capital Group PLC	321,067
79,309	International Consolidated Airlines Group SA	604,340
4,676	Intertek Group PLC	265,140
86,431	Intu Properties PLC REIT	290,905
219,598	ITV PLC	500,847
349,912	J Sainsbury PLC	1,129,278
27,846	John Wood Group PLC	224,119
19,097	Johnson Matthey PLC	707,460
256,170	Kingfisher PLC	994,253
21,077	Lancashire Holdings Ltd.	202,011
64,469	Land Securities Group PLC REIT	867,775
692,891	Legal & General Group PLC	2,451,761
4,835,814	Lloyds Banking Group PLC	4,180,918
7,870	London Stock Exchange Group PLC	388,871
145,190	Man Group PLC	306,258
248,400	Marks & Spencer Group PLC	1,055,134
64,645	Meggitt PLC	428,680
284,830	National Grid PLC	3,517,736
33,291	Nex Group PLC	292,960
11,692	Next PLC	608,859
516,500	Old Mutual PLC	1,338,023
126,665	Pearson PLC	1,097,951
27,000	Pennon Group PLC	286,543
12,988	Persimmon PLC	428,753
26,508	Petrofac Ltd.	156,212
44,352	Phoenix Group Holdings	445,845
7,361	Provident Financial PLC	200,104
174,666	Prudential PLC	4,255,406
21,078	Reckitt Benckiser Group PLC	2,047,711
25,794	RELX NV	540,710
28,909	RELX PLC	629,613
63,090	Rentokil Initial PLC	241,706
29,121	Rio Tinto Ltd.	1,529,536
84,521	Rio Tinto PLC	3,922,274
144,466	Rolls-Royce Holdings PLC	1,691,256
410,134	Royal Bank of Scotland Group PLC(a)	1,344,180
132,128	Royal Mail PLC	702,164
89,518	RSA Insurance Group PLC	770,055
41,786	Sage Group PLC (The)	371,297
4,915	Schroders PLC	223,225
352,422	Seadrill Ltd.(a)(b)	132,469
47,124	Segro PLC REIT	327,404
15,781	Severn Trent PLC	466,029
59,468	Sky PLC	756,556
33,981	Smith & Nephew PLC	591,345
24,177	Smiths Group PLC	489,262
119,984	SSE PLC	2,181,315
21,879	St. James’s Place PLC	351,034
364,963	Standard Chartered PLC(a)	4,073,888

250,508	Standard Life PLC	$1,441,242
28,233	Subsea 7 SA	415,916
35,948	Tate & Lyle PLC	318,475
166,832	Taylor Wimpey PLC	418,771
1,426,533	Tesco PLC(a)	3,276,126
266,647	Thomas Cook Group PLC	386,336
23,446	Travis Perkins PLC	469,214
72,662	Unilever NV CVA	4,223,459
51,642	Unilever PLC	2,942,173
49,944	United Utilities Group PLC	590,947
3,741,625	Vodafone Group PLC	10,950,751
11,727	Weir Group PLC (The)	283,542
8,628	Whitbread PLC	437,699
80,730	William Hill PLC	266,608
328,550	WM Morrison Supermarkets PLC	1,041,278
64,073	WPP PLC	1,305,916

		177,273,583

	United States - 0.2%
8,191	Carnival PLC	552,888
6,611	Qiagen NV	219,217
11,692	Shire PLC	656,797
19,250	Sims Metal Management Ltd.	238,823
44,747	Valeant Pharmaceuticals International, Inc.(a)	734,959

		2,402,684

	Zambia - 0.0%
49,832	First Quantum Minerals Ltd.	549,106

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,049,704,681) - 99.9%	1,168,749,196

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
7,331,148	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $7,331,148)	7,331,148

	Total Investments (Cost $1,057,035,829)(f) - 100.5%	1,176,080,344
	Other assets less liabilities - (0.5)%	(6,349,614)

	Net Assets - 100.0%	$1,169,730,730

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $3,551,391, which represented less than 1% of the Fund’s Net Assets.

Schedule of Investments

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,080,375,305. The net unrealized appreciation was $95,705,039, which consisted of aggregate gross unrealized appreciation of $167,023,052 and aggregate gross unrealized depreciation of $71,318,013.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Australia - 5.2%
34,579	Abacus Property Group REIT	$85,855
39,778	Adelaide Brighton Ltd.	178,473
50,575	ALS Ltd.	299,594
66,566	Alumina Ltd.	100,972
10,870	Ansell Ltd.	190,657
53,074	Ardent Leisure Group	88,557
13,549	Aristocrat Leisure Ltd.	219,041
170,831	AusNet Services	222,986
43,968	Australian Agricultural Co. Ltd.(a)	58,094
66,506	Australian Pharmaceutical Industries Ltd.	93,182
52,877	Automotive Holdings Group Ltd.	161,681
18,578	Aveo Group	36,041
110,011	AWE Ltd.(a)	42,157
168,482	Beach Energy Ltd.	91,465
11,476	Bega Cheese Ltd.	62,942
7,390	Breville Group Ltd.	59,293
5,645	Brickworks Ltd.	59,488
9,120	BT Investment Management Ltd.	78,343
32,112	BWP Trust REIT	74,346
9,706	carsales.com Ltd.	95,775
21,651	Charter Hall Group REIT	89,710
29,027	Charter Hall Retail REIT	95,012
106,182	Cleanaway Waste Management Ltd.	110,625
1,891	Cochlear Ltd.	215,658
136,703	Cromwell Property Group REIT	100,406
54,641	CSR Ltd.	171,001
29,246	DuluxGroup Ltd.	153,867
14,156	Elders Ltd.(a)	58,768
25,167	Evolution Mining Ltd.	44,604
291,481	Fairfax Media Ltd.	230,377
33,172	FlexiGroup Ltd.	51,112
6,656	Flight Centre Travel Group Ltd.	231,151
26,479	G8 Education Ltd.	80,119
62,370	Genworth Mortgage Insurance Australia Ltd.	149,877
9,944	GUD Holdings Ltd.	94,869
33,742	GWA Group Ltd.	87,279
41,795	Harvey Norman Holdings Ltd.	145,814
109,214	Healthscope Ltd.	181,357
37,530	Investa Office Fund REIT	136,028
6,747	InvoCare Ltd.	74,872
31,423	IOOF Holdings Ltd.	252,120
7,127	IRESS Ltd.	73,456
9,922	JB Hi-Fi Ltd.	206,031
6,333	McMillan Shakespeare Ltd.	72,553
15,552	Mineral Resources Ltd.	152,344
15,764	Monadelphous Group Ltd.	191,673
200,716	Myer Holdings Ltd.	121,784
25,430	Navitas Ltd.	100,901
16,126	nib holdings Ltd.	73,898
102,425	Nine Entertainment Co. Holdings Ltd.	117,750
13,958	Northern Star Resources Ltd.	49,031

15,168	Nufarm Ltd.	$102,445
32,899	OceanaGold Corp.	89,709
80,094	Orora Ltd.	176,483
33,401	OZ Minerals Ltd.	222,392
12,176	Pact Group Holdings Ltd.	55,700
3,015	Perpetual Ltd.	121,507
169,875	Perseus Mining Ltd.(a)	42,720
12,721	Platinum Asset Management Ltd.	55,552
7,097	Premier Investments Ltd.	77,339
94,466	Primary Health Care Ltd.	255,663
47,233	Programmed Maintenance Services Ltd.	112,371
57,153	Qube Holdings Ltd.	121,371
1,036	REA Group Ltd.	57,086
19,599	Regis Resources Ltd.	59,928
30,855	Resolute Mining Ltd.	26,357
9,600	Retail Food Group Ltd.	37,171
8,656	Sandfire Resources Nl	40,012
14,036	SEEK Ltd.	191,617
13,810	Seven Group Holdings Ltd.	131,862
175,924	Seven West Media Ltd.	113,764
53,859	Shopping Centres Australasia Property Group REIT	93,306
137,459	Sigma Healthcare Ltd.	105,351
106,741	Southern Cross Media Group Ltd.	112,912
215,215	Spotless Group Holdings Ltd.	197,590
65,453	Star Entertainment Group Ltd. (The)	263,362
16,646	Super Retail Group Ltd.	111,498
48,698	Sydney Airport	261,649
12,792	Tassal Group Ltd.	38,705
13,175	TPG Telecom Ltd.	59,007
25,783	Treasury Wine Estates Ltd.	250,711
112,977	Virgin Australia Holdings Ltd.(a)	0
5,914	Washington H Soul Pattinson & Co. Ltd.	83,286
31,548	Western Areas Ltd.(a)	59,692
70,916	Whitehaven Coal Ltd.(a)	168,149

		10,109,256

	Austria - 1.1%
1,573	ams AG	113,714
7,583	BUWOG AG	222,034
6,146	CA Immobilien Anlagen AG	157,966
507	Lenzing AG	90,261
3,873	Oesterreichische Post AG	177,696
1,050	Porr AG	37,281
2,739	RHI AG	103,079
847	Schoeller-Bleckmann Oilfield Equipment AG(a)	63,911
7,747	Telekom Austria AG, Class A	69,718
24,500	UNIQA Insurance Group AG	252,661
9,266	Verbund AG	182,714
9,155	Vienna Insurance Group AG Wiener Versicherung Gruppe	275,025
13,292	Wienerberger AG	304,650
3,434	Zumtobel Group AG	67,815

		2,118,525

	Belgium - 1.7%
1,821	Ackermans & van Haaren NV	328,056
616	Aedifica SA REIT	56,184
38,079	AGFA-Gevaert NV(a)	176,932
818	Barco NV	81,600
2,068	Befimmo SA REIT	127,833
4,324	Bekaert SA NV	208,253
9,675	bpost SA	264,011
2,093	Cofinimmo SA REIT	264,779
674	Compagnie d’Entreprises CFE SA	99,092
3,266	D’Ieteren SA/NV	154,217
7,344	Econocom Group SA(a)	55,917

Schedule of Investments

2,844	Elia System Operator SA	$166,112
15,734	Euronav NV	125,252
925	Gimv NV	58,324
564	Melexis NV	48,329
24,831	Nyrstar NV(a)(b)	160,607
4,044	Ontex Group NV	138,221
4,709	Orange Belgium SA	115,757
990	Sofina SA	146,835
3,947	Telenet Group Holding NV(a)	274,511
2,231	Tessenderlo Group SA(a)	97,560
742	Warehouses De Pauw CVA REIT	82,049

		3,230,431

	Cambodia - 0.0%
163,440	NagaCorp Ltd.	99,401

	Canada - 7.8%
11,064	Advantage Oil & Gas Ltd.(a)	75,821
10,973	Aecon Group, Inc.	132,145
18,059	Aimia, Inc.	20,939
18,447	Air Canada(a)	292,515
12,744	Alamos Gold, Inc., Class A	89,984
18,106	Algonquin Power & Utilities Corp.	192,997
7,305	Allied Properties Real Estate Investment Trust REIT	222,851
24,075	Artis Real Estate Investment Trust REIT	251,617
68,080	Athabasca Oil Corp.(a)(b)	56,618
6,209	ATS Automation Tooling Systems, Inc.(a)	66,531
4,082	AutoCanada, Inc.(b)	65,544
28,384	B2Gold Corp.(a)	71,042
12,262	Birchcliff Energy Ltd.	59,812
5,013	Boardwalk Real Estate Investment Trust REIT	191,653
4,361	Bonterra Energy Corp.	58,586
16,108	CAE, Inc.	272,170
6,662	Canadian Real Estate Investment Trust REIT	240,313
8,070	Canadian Western Bank	180,689
10,651	Canfor Corp.(a)	178,177
8,848	Cascades, Inc.	108,747
4,310	CCL Industries, Inc., Class B	205,996
25,878	Centerra Gold, Inc.	137,610
13,783	Ces Energy Solutions Corp.	70,207
12,982	Chartwell Retirement Residences	158,934
4,470	Cineplex, Inc.(b)	175,755
1,073	Cogeco Communications, Inc.	74,734
1,545	Colliers International Group, Inc.	82,961
291	Constellation Software, Inc.	156,291
11,537	Corus Entertainment, Inc., Class B	127,681
13,020	Cott Corp.	201,461
17,474	Crew Energy, Inc.(a)	56,731
8,372	Detour Gold Corp.(a)	104,972
1,850	Dollarama, Inc.	180,288
11,818	Dominion Diamond Corp.	165,757
2,494	Dorel Industries, Inc., Class B	65,693
45,641	ECN Capital Corp.	144,527
69,433	Eldorado Gold Corp.	146,578
18,539	Element Fleet Management Corp.	139,945
3,245	Emera, Inc.	120,401
3,508	Enbridge Income Fund Holdings, Inc.(b)	89,878
6,223	Enercare, Inc.	104,202
8,496	Enerflex Ltd.	117,125
24,518	Ensign Energy Services, Inc.	130,771
37,100	Entertainment One Ltd.	116,750
14,513	Extendicare, Inc.(b)	110,134
8,510	First Capital Realty, Inc.	138,822
5,364	First Majestic Silver Corp.(a)(b)	44,008

1,192	FirstService Corp.	$76,588
4,952	Genworth MI Canada, Inc.(b)	144,020
3,913	Granite Real Estate Investment Trust REIT	157,046
8,566	Home Capital Group, Inc.(b)	94,527
16,786	HudBay Minerals, Inc.	129,934
42,549	IAMGOLD Corp.(a)	228,983
7,515	Innergex Renewable Energy, Inc.	87,917
13,632	Ivanhoe Mines Ltd., Class A(a)	53,632
6,306	Jean Coutu Group (PJC), Inc. (The), Class A	104,785
34,708	Just Energy Group, Inc.	185,676
3,731	Laurentian Bank of Canada	161,616
4,822	Linamar Corp.	263,474
2,744	MacDonald Dettwiler & Associates Ltd.(b)	155,154
5,347	Maple Leaf Foods, Inc.	147,341
17,520	Martinrea International, Inc.	141,079
23,311	MEG Energy Corp.(a)(b)	95,440
13,813	Mullen Group Ltd.	176,287
33,213	Nevsun Resources Ltd.	89,503
2,376	New Flyer Industries, Inc.	96,575
61,457	New Gold, Inc.(a)	204,930
3,274	Norbord, Inc.	115,849
4,967	North West Co., Inc. (The)	121,300
7,293	Northland Power, Inc.(b)	135,415
5,688	Northview Apartment Real Estate Investment Trust REIT	95,016
10,398	NuVista Energy Ltd.(a)	53,131
6,289	Open Text Corp.	209,709
6,033	Pan American Silver Corp.	101,310
11,541	Parkland Fuel Corp.	246,869
5,150	Pason Systems, Inc.	74,951
172,045	Pengrowth Energy Corp.(a)(b)	129,321
9,284	Peyto Exploration & Development Corp.(b)	164,514
6,089	Prairiesky Royalty Ltd.	150,746
45,602	Precision Drilling Corp.(a)	132,005
1,232	Premium Brands Holdings Corp.	88,695
8,588	Quebecor, Inc., Class B	296,739
7,373	Raging River Exploration, Inc.(a)	47,107
3,064	Restaurant Brands International, Inc.	181,995
3,411	Ritchie Bros Auctioneers, Inc.	96,012
10,175	Russel Metals, Inc.	202,922
10,175	Secure Energy Services, Inc.	76,645
16,816	SEMAFO, Inc.(a)	40,475
4,699	Seven Generations Energy Ltd., Class A(a)	81,426
5,473	ShawCor Ltd.	122,279
9,531	Smart Real Estate Investment Trust REIT	239,009
5,030	Stantec, Inc.	127,585
7,179	Stars Group, Inc. (The)(a)	126,926
1,802	Stella-Jones, Inc.	62,869
24,203	Superior Plus Corp.	211,538
8,631	TFI International, Inc.	202,291
2,705	TMX Group Ltd.	142,977
11,837	TORC Oil & Gas Ltd.	53,101
3,486	Toromont Industries Ltd.	129,037
5,374	TransAlta Renewables, Inc.	62,827
9,717	Transcontinental, Inc., Class A	197,518
60,629	Turquoise Hill Resources Ltd.(a)	198,776
16,186	Veresen, Inc.	235,694
4,603	Waste Connections, Inc.	298,254
4,513	West Fraser Timber Co. Ltd.	239,084
4,636	Westshore Terminals Investment Corp.	87,489
23,037	Whitecap Resources, Inc.	169,662
1,438	Winpak Ltd.	61,554
7,378	WSP Global, Inc.	298,589

		15,100,681

Schedule of Investments

	China - 1.1%
16,519	AAC Technologies Holdings, Inc.	$222,294
57,007	CapitaLand Retail China Trust REIT	69,726
33,969	China Gold International Resources Corp. Ltd.(a)	51,610
118,937	China Harmony New Energy Auto Holding Ltd.(a)	57,411
284,022	China Travel International Investment Hong Kong Ltd.	84,368
143,935	FIH Mobile Ltd.	48,100
28,487	Minth Group Ltd.	131,308
172,254	MMG Ltd.(a)	76,752
39,630	Nexteer Automotive Group Ltd.	68,400
469,598	Shougang Fushan Resources Group Ltd.	108,829
613,963	Shui On Land Ltd.	153,291
82,443	SITC International Holdings Co. Ltd.	68,613
237,721	Tingyi Cayman Islands Holding Corp.	302,853
99,457	Towngas China Co. Ltd.	70,166
103,822	Uni-President China Holdings Ltd.	80,690
365,174	Yangzijiang Shipbuilding Holdings Ltd.	380,726
63,261	Yanlord Land Group Ltd.	84,367

		2,059,504

	Colombia - 0.1%
50,531	Gran Tierra Energy, Inc.(a)	118,392
7,925	Parex Resources, Inc.(a)	97,213

		215,605

	Denmark - 1.5%
5,410	Alm. Brand A/S	54,034
2,167	Chr. Hansen Holding A/S	173,837
3,122	Coloplast A/S, Class B	267,275
3,670	D/S Norden A/S(a)	72,496
1,824	DFDS A/S	103,611
6,307	DONG Energy A/S(c)	302,869
5,963	GN Store Nord A/S	180,753
1,649	H. Lundbeck A/S	98,689
4,430	Matas A/S	68,125
5,871	Nets A/S(a)(c)	140,919
2,123	NKT A/S(a)	185,958
404	Rockwool International A/S, Class B	91,590
1,986	Royal Unibrew A/S	98,550
3,359	Scandinavian Tobacco Group A/S(c)	53,998
925	Schouw & Co. AB	101,187
878	SimCorp A/S	54,690
6,913	Spar Nord Bank A/S	92,610
5,793	Sydbank A/S	240,623
4,127	Topdanmark A/S(a)	140,606
10,656	Tryg A/S	239,385
4,490	William Demant Holding A/S(a)	118,948

		2,880,753

	Faroe Islands - 0.0%
1,448	Bakkafrost P/F	56,609

	Finland - 1.5%
9,977	Amer Sports Oyj	267,018
4,107	Cargotec Oyj, Class B	249,855
19,088	Caverion Corp.(a)(b)	159,109
28,658	Citycon Oyj	77,712
2,873	Cramo Oyj	81,972
7,016	Huhtamaki Oyj	270,821
11,157	Kemira Oyj	140,091
4,056	Konecranes Oyj, Class B	180,378
18,713	Metsa Board Oyj, Class B	131,824
21,550	Outokumpu Oyj	180,647
24,735	Outotec Oyj(a)	160,686
9,138	Ramirent Oyj	90,715
10,286	Sanoma Oyj	95,320
8,076	Tieto Oyj	255,179

4,259	Uponor Oyj	$68,491
11,986	Valmet Oyj	217,625
31,409	YIT Oyj	265,699

		2,893,142

	France - 3.8%
2,088	Aeroports de Paris	352,154
1,375	Alten SA	118,261
5,825	Altran Technologies SA	102,019
3,068	Amundi SA(c)	236,202
581	BioMerieux	127,581
26,189	CGG SA(a)(b)	115,171
4,568	CIE Plastic Omnium SA	175,034
7,211	Coface SA(a)	68,014
139	Dassault Aviation SA	207,531
14,136	Derichebourg SA	123,298
7,181	Elis SA(b)	173,011
1,587	Eramet(a)	99,822
29,980	Etablissements Maurel et Prom(a)	123,713
1,201	Euler Hermes Group	143,014
9,907	Europcar Groupe SA(c)	143,552
1,435	Fnac Darty SA(a)	135,349
1,077	Gaztransport Et Technigaz SA	51,096
11,715	Havas SA	127,692
605	Hermes International	305,290
1,054	Iliad SA	260,525
3,290	Imerys SA	283,975
2,688	Ingenico Group SA	280,850
1,235	Ipsen SA	157,619
3,765	IPSOS	129,484
4,927	JCDecaux SA	174,588
4,078	Korian SA	134,335
5,078	Mercialys SA REIT	102,377
7,215	Metropole Television SA	174,000
2,244	Orpea	256,366
4,700	Rallye SA	99,466
1,306	Remy Cointreau SA(b)	149,774
6,094	Rubis SCA	386,256
1,803	SEB SA	319,605
5,640	SFR Group SA(a)	209,461
1,018	Sopra Steria Group	175,293
5,030	SPIE SA	140,728
2,088	Tarkett SA	86,100
54,427	Technicolor SA	197,129
19,335	Television Francaise 1	282,442
4,931	Ubisoft Entertainment SA(a)	310,623
1,639	Vicat SA	119,228
263	Virbac SA(a)	46,744
1,811	Worldline SA(a)(c)	73,236

		7,478,008

	Georgia - 0.1%
3,616	BGEO Group PLC	164,324

	Germany - 3.5%
1,230	ADO Properties SA(c)	55,331
9,382	alstria office REIT-AG REIT	137,106
4,615	Axel Springer SE	292,404
1,644	BayWa AG	60,561
1,786	Bechtle AG	128,132
432	Bertrandt AG	41,026
3,109	Deutsche EuroShop AG	128,934
23,632	Deutsche Pfandbriefbank AG(c)	310,524
12,661	Deutz AG	93,714
6,176	Dic Asset AG	66,371
1,073	DMG Mori AG	63,165
487	Draegerwerk AG & Co. KGaA	39,474

Schedule of Investments

1,078	Draegerwerk AG & Co. KGaA (Preference Shares)	$115,531
2,234	Drillisch AG	149,131
1,096	Duerr AG	133,095
4,738	ElringKlinger AG(b)	82,339
1,164	Fielmann AG	93,156
3,765	Fraport AG Frankfurt Airport Services Worldwide	375,623
2,028	Gerresheimer AG	166,821
2,677	Hamburger Hafen und Logistik AG, Class A	74,675
3,119	Hapag-Lloyd AG(a)(c)	122,822
58,649	Heidelberger Druckmaschinen AG(a)(b)	199,006
4,590	Hella KGAA Hueck & Co.	241,899
1,758	Indus Holding AG	131,097
2,359	Jenoptik AG	64,803
4,017	Jungheinrich AG (Preference Shares)	159,036
1,131	Krones AG	140,346
142	KWS Saat SE	57,533
3,770	Nordex SE(a)(b)	51,293
2,198	Norma Group SE	132,889
766	Pfeiffer Vacuum Technology AG	129,371
152	Puma SE	60,760
118	Rational AG	73,881
5,135	RHOEN-KLINIKUM AG	161,162
4,341	Rocket Internet SE(a)(c)	89,131
721	Sartorius AG (Preference Shares)	67,962
9,305	Schaeffler AG (Preference Shares)	129,343
7,362	SGL Carbon SE(a)(b)	92,483
1,211	Siltronic AG(a)	131,355
1,561	Sixt SE	109,910
2,030	Sixt SE (Preference Shares)	114,858
3,570	Software AG	155,587
940	Stabilus SA	77,889
3,941	STADA Arzneimittel AG(b)	305,736
10,883	TAG Immobilien AG	177,967
2,016	Takkt AG	49,284
5,464	Tele Columbus AG(a)(c)	62,488
3,616	TLG Immobilien AG	78,060
5,477	United Internet AG	332,491
1,559	Wacker Chemie AG	192,813
2,590	Wacker Neuson SE	69,302
2,443	Wirecard AG	186,327
2,973	Wuestenrot & Wuerttembergische AG	76,465
1,754	Zalando SE(a)(c)	78,200

		6,910,662

	Hong Kong - 2.6%
10,290	ASM Pacific Technology Ltd.	133,333
163,363	Brightoil Petroleum Holdings Ltd.(a)	42,461
13,867	Cafe de Coral Holdings Ltd.	44,654
202,964	Champion REIT	158,002
125,057	Chow Tai Fook Jewellery Group Ltd.	129,858
24,986	CK Infrastructure Holdings Ltd.	233,059
31,696	Dah Sing Banking Group Ltd.	67,936
14,997	Dah Sing Financial Holdings Ltd.	106,187
71,377	Esprit Holdings Ltd.(a)	35,185
134,239	First Pacific Co. Ltd.	100,548
107,556	Fortune Real Estate Investment Trust REIT	134,408
100,481	Giordano International Ltd.	55,965
856,764	Global Brands Group Holding Ltd.(a)	81,177
137,460	Haitong International Securities Group Ltd.	79,377
18,221	Hopewell Holdings Ltd.	69,873
237,821	Huabao International Holdings Ltd.(a)	183,006
53,290	Hysan Development Co. Ltd.	257,916
16,917	Johnson Electric Holdings Ltd.	60,215
93,304	K Wah International Holdings Ltd.	56,149

41,714	Kerry Logistics Network Ltd.	$60,033
70,433	Kerry Properties Ltd.	247,097
30,841	Luk Fook Holdings International Ltd.	113,332
80,660	Man Wah Holdings Ltd.	69,711
205,227	Mapletree Greater China Commercial Trust REIT(c)	167,847
68,000	NWS Holdings Ltd.	130,251
29,772	Orient Overseas International Ltd.(a)	277,320
493,240	Pacific Basin Shipping Ltd.(a)	107,993
66,741	Pacific Textiles Holdings Ltd.	75,541
221,096	Pou Sheng International Holdings Ltd.	43,879
112,784	Sa Sa International Holdings Ltd.	41,445
54,612	Shangri-La Asia Ltd.	88,804
160,601	Shun Tak Holdings Ltd.(a)	69,298
49,530	SmarTone Telecommunications Holding Ltd.	65,066
207,656	Sun Art Retail Group Ltd.	169,365
76,786	Swire Properties Ltd.	265,452
66,195	Techtronic Industries Co. Ltd.	294,524
14,029	Television Broadcasts Ltd.	51,373
109,844	Texwinca Holdings Ltd.	66,665
185,527	Truly International Holdings Ltd.	62,237
30,657	Vitasoy International Holdings Ltd.	65,552
16,930	VTech Holdings Ltd.	244,949
154,057	Xinyi Glass Holdings Ltd.	159,380
105,475	Yuexiu Real Estate Investment Trust REIT	68,740

		5,035,163

	India - 0.1%
18,251	Vedanta Resources PLC	185,151

	Ireland - 0.8%
24,636	C&C Group PLC	88,880
7,124	Glanbia PLC	146,986
42,949	Green REIT PLC REIT	74,639
40,920	Greencore Group PLC	120,733
39,460	Hibernia REIT PLC REIT	65,272
8,566	Irish Continental Group PLC	54,234
17,646	James Hardie Industries PLC	269,920
6,840	Kingspan Group PLC	226,770
1,443	Paddy Power Betfair PLC	144,010
1,960	Ryanair Holdings PLC ADR(a)	222,127
16,007	UDG Healthcare PLC	178,741

		1,592,312

	Isle of Man - 0.1%
17,101	Paysafe Group PLC(a)	133,016

	Israel - 1.0%
4,011	Airport City Ltd.(a)	52,877
7,095	Alony Hetz Properties & Investments Ltd.	70,713
2,511	Azrieli Group Ltd.	137,192
8,170	Cellcom Israel Ltd.(a)	76,148
675	Delek Group Ltd.	138,341
1,231	Elbit Systems Ltd.	155,677
5,978	First International Bank of Israel Ltd.	109,152
879	Frutarom Industries Ltd.	62,273
12,225	Gazit-Globe Ltd.	116,690
9,148	Harel Insurance Investments & Financial Services Ltd.	54,427
676	Israel Corp. Ltd. (The)(a)	149,693
9,256	Mizrahi Tefahot Bank Ltd.	167,315
1,791	Nice Ltd.	133,121
185,941	Oil Refineries Ltd.	86,496
12,041	Partner Communications Co. Ltd.(a)	61,052
807	Paz Oil Co. Ltd.	134,859
12,184	Shufersal Ltd.	66,227
3,459	Tower Semiconductor Ltd.(a)	92,113

		1,864,366

Schedule of Investments

	Italy - 3.2%
7,327	ACEA SpA	$109,537
15,104	Anima Holding SpA(c)	122,338
14,522	Astaldi SpA	96,394
13,406	Autogrill SpA	158,531
8,705	Azimut Holding SpA	194,385
416,789	Banca Carige SpA(a)	124,814
4,177	Banca Generali SpA	147,741
21,582	Banca Mediolanum SpA	188,040
41,932	Banca Popolare di Sondrio SCPA	182,623
148,625	Beni Stabili SpA SIIQ REIT	118,280
5,845	Brembo SpA	89,586
4,902	Buzzi Unicem SpA	123,680
2,717	Buzzi Unicem SpA RSP	38,664
13,325	Cerved Information Solutions SpA	152,389
10,681	Credito Emiliano SpA	91,802
40,168	Credito Valtellinese SpA(a)	193,789
1,124	Danieli & C. Officine Meccaniche SpA	28,836
3,648	Danieli & C. Officine Meccaniche SpA RSP	67,999
25,034	Davide Campari-Milano SpA	184,617
3,252	De’Longhi SpA	106,512
855	DiaSorin SpA	74,192
23,398	Enav SpA(c)	106,979
12,065	ERG SpA	171,834
3,455	Ferrari NV	362,944
92,631	Fincantieri SpA(a)	108,994
13,939	Finecobank Banca Fineco SpA	121,859
55,528	Immobiliare Grande Distribuzione SIIQ SpA REIT	54,011
659	Industria Macchine Automatiche SpA	65,071
12,629	Infrastrutture Wireless Italiane SpA(c)	81,148
3,976	Interpump Group SpA	120,615
92,869	Iren SpA	235,409
58,411	Italgas SpA	320,230
3,149	MARR SpA	80,268
3,775	Moncler SpA	101,031
14,236	OVS SpA(c)	107,167
26,420	Parmalat SpA	95,379
37,073	Piaggio & C. SpA	102,629
38,210	Prada SpA	135,518
3,736	Recordati SpA	159,011
8,728	Safilo Group SpA(a)	66,733
41,504	Salini Impregilo SpA	145,430
2,768	Salvatore Ferragamo SpA	79,988
139,811	Saras SpA	320,279
26,775	Societa Cattolica di Assicurazioni SCRL	230,602
10,366	Societa Iniziative Autostradali e Servizi SpA	142,014
1,248	Tod’s SpA	86,371
2,980	Yoox Net-A-Porter Group SpA(a)	98,200

		6,294,463

	Japan - 32.9%
54,656	77 Bank Ltd. (The)	281,454
1,285	ABC-Mart, Inc.	73,149
23,001	ACOM Co. Ltd.(a)	97,837
2,623	Adastria Co. Ltd.	65,424
12,869	ADEKA Corp.	197,761
5,813	Advantest Corp.	106,638
1,811	Aeon Delight Co. Ltd.	60,397
12,005	AEON Financial Service Co. Ltd.	260,863
12,330	Aeon Mall Co. Ltd.	234,448
4,128	Aica Kogyo Co. Ltd.	132,438
2,051	Aichi Steel Corp.	85,756

6,290	Aida Engineering Ltd.	$63,586
23,959	Aiful Corp.(a)	82,830
943	Ain Holdings, Inc.	67,848
5,165	Aisan Industry Co. Ltd.	46,137
25,239	Akebono Brake Industry Co. Ltd.(a)	83,601
3,298	Alpen Co. Ltd.	60,173
6,567	Alpine Electronics, Inc.	119,757
5,147	Amano Corp.	117,059
14,942	Anritsu Corp.	120,488
6,085	AOKI Holdings, Inc.	78,640
6,001	Aoyama Trading Co. Ltd.	208,823
2,657	Arakawa Chemical Industries Ltd.	46,674
5,160	Arcs Co. Ltd.	111,517
7,499	Asahi Diamond Industrial Co. Ltd.	56,669
3,760	Asahi Holdings, Inc.	70,541
7,585	Asatsu-DK, Inc.	194,199
12,813	Asics Corp.	232,732
1,604	ASKUL Corp.(b)	49,066
10,907	Autobacs Seven Co. Ltd.	181,430
5,501	Avex Group Holdings, Inc.	72,238
17,589	Awa Bank Ltd. (The)	115,408
6,779	Azbil Corp.	267,184
1,262	Bank of Nagoya Ltd. (The)	46,371
1,842	Bank of Okinawa Ltd. (The)	72,600
3,315	Bank of the Ryukyus Ltd.	47,282
27,057	Bic Camera, Inc.	313,680
8,220	Bunka Shutter Co. Ltd.	70,673
3,091	Calbee, Inc.	127,982
3,032	Canon Electronics, Inc.	58,914
6,195	Canon Marketing Japan, Inc.	136,576
3,402	Capcom Co. Ltd.	84,269
2,559	Cawachi Ltd.	63,063
34,019	Central Glass Co. Ltd.	149,321
2,841	Chiyoda Co. Ltd.	73,946
27,137	Chiyoda Corp.	162,829
3,001	Chudenko Corp.	80,202
8,574	Chugoku Marine Paints Ltd.	66,733
4,535	CKD Corp.	75,970
7,069	Coca-Cola Bottlers Japan, Inc.	213,039
3,152	cocokara fine, Inc.	164,596
3,037	Colowide Co. Ltd.(b)	52,662
11,317	COMSYS Holdings Corp.	231,676
453	Cosmos Pharmaceutical Corp.	96,262
4,195	CyberAgent, Inc.	129,652
5,792	Daibiru Corp.	65,209
5,584	Daifuku Co. Ltd.	192,796
9,841	Daihen Corp.	87,727
11,846	Daiho Corp.	57,142
8,177	Daiichi Jitsugyo Co. Ltd.	47,362
3,278	Daiichikosho Co. Ltd.	157,529
38,609	Daikyo, Inc.	80,716
5,200	Daikyonishikawa Corp.	77,698
8,177	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	68,379
12,215	Daio Paper Corp.(b)	158,415
2,442	Daiseki Co. Ltd.	57,881
20,734	Daishi Bank Ltd. (The)	94,949
35,288	Daiwabo Holdings Co. Ltd.	138,603
20,860	DCM Holdings Co. Ltd.	181,424
9,423	DeNA Co. Ltd.	206,804
4,468	Descente Ltd.	64,779
4,049	Dexerials Corp.	48,883
992	Disco Corp.	175,695
7,883	DMG Mori Co. Ltd.	130,842
2,782	Doshisha Co. Ltd.	55,945
2,841	Doutor Nichires Holdings Co. Ltd.	62,659

Schedule of Investments

31,288	Dowa Holdings Co. Ltd.	$252,864
5,705	Duskin Co. Ltd.	154,636
1,249	DyDo Group Holdings, Inc.	61,831
3,885	Eagle Industry Co. Ltd.	67,577
1,308	Earth Chemical Co. Ltd.	72,565
25,045	EDION Corp.(b)	230,288
2,196	Eizo Corp.	87,943
4,644	Exedy Corp.	145,210
3,502	Ezaki Glico Co. Ltd.	183,824
3,547	Familymart UNY Holdings Co. Ltd.	198,384
3,434	Fancl Corp.	73,718
4,928	FCC Co. Ltd.	107,841
29,090	FIDEA Holdings Co. Ltd.	47,652
5,627	Foster Electric Co. Ltd.	110,355
1,849	FP Corp.	100,905
7,493	Fuji Machine Manufacturing Co. Ltd.	121,792
22,967	Fuji Oil Co. Ltd.	69,839
4,967	Fuji Oil Holdings, Inc.	117,235
3,515	Fuji Seal International, Inc.	98,456
2,698	Fuji Soft, Inc.	77,281
2,045	Fujimori Kogyo Co. Ltd.	60,890
5,960	Fujitec Co. Ltd.	82,149
4,356	Fujitsu General Ltd.	91,697
18,558	Fukuyama Transporting Co. Ltd.	118,407
38,404	Furukawa Co. Ltd.	71,250
3,895	Futaba Corp.	71,312
8,101	Futaba Industrial Co. Ltd.	83,873
2,287	Fuyo General Lease Co. Ltd.	133,915
8,948	Geo Holdings Corp.	97,663
5,356	Glory Ltd.	178,137
3,649	GMO Internet, Inc.	46,993
13,705	Gree, Inc.(a)	105,056
53,159	GS Yuasa Corp.	250,652
2,825	G-Tekt Corp.	54,687
29,376	GungHo Online Entertainment, Inc.	79,226
25,194	Gunze Ltd.	97,132
16,032	H2O Retailing Corp.	262,037
2,460	Hamakyorex Co. Ltd.	64,942
5,633	Hamamatsu Photonics K.K.	178,939
4,093	Happinet Corp.	73,714
18,952	Hazama Ando Corp.	130,526
5,420	Heiwa Corp.	119,147
4,996	Heiwa Real Estate Co. Ltd.	78,221
4,834	Heiwado Co. Ltd.	109,765
1,395	Hikari Tsushin, Inc.	152,131
1,729	Hirose Electric Co. Ltd.	235,342
4,168	HIS Co. Ltd.	128,063
3,687	Hisamitsu Pharmaceutical Co., Inc.	172,846
4,396	Hitachi Capital Corp.	104,355
8,443	Hitachi Chemical Co. Ltd.	240,312
4,758	Hitachi High-Technologies Corp.	175,257
3,286	Hitachi Kokusai Electric, Inc.	84,726
3,633	Hitachi Maxell Ltd.	80,390
6,804	Hitachi Transport System Ltd.	156,468
32,917	Hitachi Zosen Corp.	173,083
997	Hogy Medical Co. Ltd.	72,635
23,284	Hokkoku Bank Ltd. (The)	93,983
20,284	Hokuetsu Kishu Paper Co. Ltd.	142,086
2,345	Hokuto Corp.	41,745
2,500	Horiba Ltd.	152,948
1,983	Hoshizaki Corp.	191,669
8,861	Hosiden Corp.	102,327
7,613	House Foods Group, Inc.	196,224
13,724	Hulic Co. Ltd.	144,698
18,157	Hyakugo Bank Ltd. (The)	73,124
22,681	Hyakujushi Bank Ltd. (The)	73,486

3,684	IBJ Leasing Co. Ltd.	$87,520
2,409	Inaba Denki Sangyo Co. Ltd.	94,729
3,457	Inabata & Co. Ltd.	48,619
3,429	Internet Initiative Japan, Inc.	61,942
2,900	Iseki & Co. Ltd.	60,233
6,266	Ishihara Sangyo Kaisha Ltd.(a)	68,787
5,070	Ito EN Ltd.	187,208
8,680	Itochu Enex Co. Ltd.	78,006
4,273	ITOCHU Techno-Solutions Corp.	148,498
7,616	Itoki Corp.	61,758
34,198	Iwatani Corp.	221,291
3,778	Izumi Co. Ltd.	196,944
5,600	J Trust Co. Ltd.	44,599
24,276	Jaccs Co. Ltd.	113,586
2,478	JAFCO Co. Ltd.	118,411
5,532	Japan Airlines Co. Ltd.	178,634
2,729	Japan Airport Terminal Co. Ltd.	101,015
5,539	Japan Aviation Electronics Industry Ltd.	87,325
7,608	Japan Petroleum Exploration Co. Ltd.	157,606
13,639	Japan Securities Finance Co. Ltd.	68,383
8,766	Japan Steel Works Ltd. (The)	144,784
5,965	Japan Wool Textile Co. Ltd. (The)	51,015
2,075	Joyful Honda Co. Ltd.	57,370
4,577	Juki Corp.	69,259
34,018	Juroku Bank Ltd. (The)	107,754
53,492	JVC Kenwood Corp.	155,400
5,435	Kadokawa Dwango Corp.	71,667
2,357	Kaga Electronics Co. Ltd.	51,899
4,696	Kagome Co. Ltd.	142,374
3,253	Kakaku.com, Inc.	45,838
2,062	Kaken Pharmaceutical Co. Ltd.	109,729
22,764	Kamigumi Co. Ltd.	243,514
3,394	Kanamoto Co. Ltd.	121,637
16,060	Kandenko Co. Ltd.	171,508
104,935	Kanematsu Corp.	228,873
10,968	Kansai Paint Co. Ltd.	251,233
3,075	Kansai Urban Banking Corp.	39,378
4,868	Kasai Kogyo Co. Ltd.	63,353
2,216	Kato Sangyo Co. Ltd.	59,564
1,845	Kato Works Co. Ltd.	59,276
38,877	Keihan Holdings Co. Ltd.	251,217
7,609	Keihin Corp.	109,492
10,289	Keisei Electric Railway Co. Ltd.	281,214
24,037	Keiyo Bank Ltd. (The)	101,591
11,796	Kenedix, Inc.	60,317
10,063	Kewpie Corp.	252,634
8,365	Kikkoman Corp.	255,882
17,871	Kinden Corp.	277,862
5,899	Kintetsu World Express, Inc.	103,197
2,837	Kissei Pharmaceutical Co. Ltd.	73,303
12,157	Kitz Corp.	108,593
5,755	Kiyo Bank Ltd. (The)	96,095
2,667	Kobayashi Pharmaceutical Co. Ltd.	165,579
2,418	Koei Tecmo Holdings Co. Ltd.	49,916
6,060	Kohnan Shoji Co. Ltd.	110,401
9,112	Kokuyo Co. Ltd.	144,809
4,811	Komeri Co. Ltd.	140,636
5,748	Komori Corp.	68,303
4,545	Konami Holdings Corp.	236,515
5,139	Konoike Transport Co. Ltd.	69,903
1,114	Kose Corp.	123,806
13,622	K’s Holdings Corp.	273,192
45,975	Kumagai Gumi Co. Ltd.	158,943
2,011	Kureha Corp.	101,192
10,864	Kurita Water Industries Ltd.	308,729
6,251	Kuroda Electric Co. Ltd.	119,425

Schedule of Investments

32,806	KYB Corp.	$185,266
3,357	Kyoei Steel Ltd.	51,740
3,315	Kyokuto Kaihatsu Kogyo Co. Ltd.	55,443
5,142	KYORIN Holdings, Inc.	109,779
1,653	Kyoritsu Maintenance Co. Ltd.	47,124
11,589	Kyowa Exeo Corp.	197,599
3,195	Kyudenko Corp.	120,288
41,502	Leopalace21 Corp.	295,598
1,878	Life Corp.	49,663
6,220	Lintec Corp.	150,807
11,585	Lion Corp.	247,437
2,805	Mabuchi Motor Co. Ltd.	147,745
4,305	Macnica Fuji Electronics Holdings, Inc.	68,455
15,419	Maeda Corp.	186,292
7,220	Maeda Road Construction Co. Ltd.	148,654
10,474	Makino Milling Machine Co. Ltd.	88,535
1,356	Mandom Corp.	74,737
10,252	Marudai Food Co. Ltd.	48,525
5,341	Maruha Nichiro Corp.	145,494
4,845	Maruichi Steel Tube Ltd.	149,303
6,077	Marusan Securities Co. Ltd.	51,258
7,477	Matsui Securities Co. Ltd.	61,104
4,562	Matsumotokiyoshi Holdings Co. Ltd.	280,751
44,054	Mebuki Financial Group, Inc.	169,446
6,511	Megmilk Snow Brand Co. Ltd.	179,724
34,549	Meidensha Corp.	122,569
1,779	Meitec Corp.	83,238
5,458	Miraca Holdings, Inc.	248,955
11,811	Mirait Holdings Corp.	138,318
7,114	Misawa Homes Co. Ltd.	65,156
9,946	MISUMI Group, Inc.	246,276
6,144	Mitsuba Corp.	106,983
12,455	Mitsubishi Logistics Corp.	159,724
1,887	Mitsubishi Pencil Co. Ltd.	51,318
2,274	Mitsubishi Shokuhin Co. Ltd.	65,651
10,655	Mitsubishi Tanabe Pharma Corp.	253,514
43,504	Mitsubishi UFJ Lease & Finance Co. Ltd.	231,507
3,384	Mitsui Matsushima Co. Ltd.	45,510
1,840	Mitsui Sugar Co. Ltd.	55,785
17,729	Mitsui-Soko Holdings Co. Ltd.	48,296
5,330	Miura Co. Ltd.	107,714
1,087	Mochida Pharmaceutical Co. Ltd.	75,651
2,197	Modec, Inc.	52,273
22,816	Monex Group, Inc.	64,425
2,186	Morinaga & Co. Ltd.	125,033
36,770	Morinaga Milk Industry Co. Ltd.	268,217
3,157	Musashi Seimitsu Industry Co. Ltd.	87,857
3,710	Musashino Bank Ltd. (The)	110,801
7,273	Nabtesco Corp.	235,972
21,667	Nachi-Fujikoshi Corp.	119,811
7,736	Nagase & Co. Ltd.	121,331
12,263	Namura Shipbuilding Co. Ltd.	70,252
49,178	Nankai Electric Railway Co. Ltd.	241,673
1,604	Nanto Bank Ltd. (The)	47,106
4,115	NEC Networks & System Integration Corp.	89,752
14,007	NET One Systems Co. Ltd.	133,865
5,810	Nexon Co. Ltd.(a)	120,675
10,348	Nichias Corp.	125,399
7,924	Nichicon Corp.	86,989
2,533	Nichiha Corp.	93,989
4,690	Nichi-iko Pharmaceutical Co. Ltd.(b)	71,775
9,772	Nichirei Corp.	274,159
2,943	Nifco, Inc.	169,397
5,741	Nihon Kohden Corp.	137,115
7,722	Nihon Parkerizing Co. Ltd.	110,629
7,546	Nihon Unisys Ltd.	125,659

7,286	Nikkiso Co. Ltd.	$75,237
6,453	Nikkon Holdings Co. Ltd.	152,426
6,672	Nippo Corp.	135,439
26,457	Nippon Chemi-Con Corp.	107,030
16,475	Nippon Denko Co. Ltd.	77,235
3,222	Nippon Densetsu Kogyo Co. Ltd.	63,947
4,825	Nippon Flour Mills Co. Ltd.	77,640
2,994	Nippon Gas Co. Ltd.	93,753
15,441	Nippon Kayaku Co. Ltd.	216,184
2,045	Nippon Koei Co. Ltd.	56,541
86,951	Nippon Light Metal Holdings Co. Ltd.	233,716
7,260	Nippon Paint Holdings Co. Ltd.	279,572
2,464	Nippon Seiki Co. Ltd.	47,164
1,363	Nippon Shinyaku Co. Ltd.	85,978
3,883	Nippon Shokubai Co. Ltd.	254,076
7,844	Nippon Signal Co. Ltd.	79,508
19,021	Nippon Soda Co. Ltd.	107,073
2,533	Nippon Steel & Sumikin Bussan Corp.	130,438
47,376	Nippon Suisan Kaisha Ltd.	276,122
25,811	Nippon Yakin Kogyo Co. Ltd.	51,858
16,153	Nipro Corp.	218,989
32,537	Nishimatsu Construction Co. Ltd.	186,986
4,205	Nishimatsuya Chain Co. Ltd.	45,972
33,170	Nishi-Nippon Railroad Co. Ltd.	145,895
2,101	Nishio Rent All Co. Ltd.	69,878
5,841	Nissan Chemical Industries Ltd.	194,268
7,316	Nissan Shatai Co. Ltd.	75,746
2,194	Nissha Printing Co. Ltd.(b)	59,965
18,468	Nisshin Oillio Group Ltd. (The)	109,142
23,087	Nisshinbo Holdings, Inc.	233,388
4,820	Nissin Foods Holdings Co. Ltd.	302,300
5,469	Nissin Kogyo Co. Ltd.	91,517
1,618	Nitta Corp.	51,910
921	Nittetsu Mining Co. Ltd.	51,595
16,153	Nitto Boseki Co. Ltd.	93,999
3,429	Nitto Kogyo Corp.	55,456
12,105	NOF Corp.	164,329
6,971	Nojima Corp.	112,677
6,694	Nomura Research Institute Ltd.	250,203
4,872	Noritz Corp.	95,460
49,585	North Pacific Bank Ltd.	166,039
2,468	NS Solutions Corp.	51,886
22,558	NS United Kaiun Kaisha Ltd.	47,160
9,790	NTT Urban Development Corp.	100,031
2,388	OBIC Co. Ltd.	148,906
23,611	Ogaki Kyoritsu Bank Ltd. (The)	68,165
2,764	Oiles Corp.	49,354
13,330	Oita Bank Ltd. (The)	50,186
4,955	Okabe Co. Ltd.	48,431
4,719	Okamoto Industries, Inc.	51,548
10,676	Okamura Corp.	108,311
18,718	Okasan Securities Group, Inc.	113,329
18,240	Oki Electric Industry Co. Ltd.	249,594
5,974	Okinawa Electric Power Co., Inc. (The)	140,625
12,445	OKUMA Corp.	119,725
18,335	Okumura Corp.	133,246
21,111	Onward Holdings Co. Ltd.	152,847
2,226	Oracle Corp. Japan	149,280
54,503	Orient Corp.	91,747
4,693	OSG Corp.(b)	98,918
3,853	Otsuka Corp.	252,113
4,984	Pacific Industrial Co. Ltd.	64,817
6,467	Paltac Corp.	234,110
10,224	PanaHome Corp.	110,850
1,760	Paramount Bed Holdings Co. Ltd.	80,119
5,278	Park24 Co. Ltd.	133,270

Schedule of Investments

40,165	Penta-Ocean Construction Co. Ltd.	$238,820
7,674	Persol Holdings Co. Ltd.	145,153
3,242	Pigeon Corp.	120,003
1,252	Pilot Corp.	54,501
112,458	Pioneer Corp.(a)	221,873
2,616	Plenus Co. Ltd.	61,177
3,014	Pola Orbis Holdings, Inc.	83,605
18,408	Press Kogyo Co. Ltd.	86,630
20,918	Prima Meat Packers Ltd.	133,275
4,519	Raito Kogyo Co. Ltd.	48,750
5,270	Relia, Inc.	56,232
3,994	Relo Group, Inc.	79,992
4,831	Resorttrust, Inc.	88,929
1,528	Ricoh Leasing Co. Ltd.	53,310
2,730	Rinnai Corp.	254,482
6,431	Rohto Pharmaceutical Co. Ltd.	129,848
9,688	Round One Corp.	103,285
2,683	Royal Holdings Co. Ltd.	64,225
25,642	Ryobi Ltd.	121,138
873	Ryohin Keikaku Co. Ltd.	222,803
3,411	Ryosan Co. Ltd.	133,205
2,044	Saizeriya Co. Ltd.	59,380
4,452	Sakata INX Corp.	80,502
1,779	Sakata Seed Corp.	54,177
1,455	San-A Co. Ltd.	64,852
34,982	Sanden Holdings Corp.(a)	99,727
5,224	Sangetsu Corp.	93,989
16,416	San-in Godo Bank Ltd. (The)	133,265
19,539	Sanken Electric Co. Ltd.	99,202
6,095	Sankyo Co. Ltd.	199,682
5,631	Sankyo Tateyama, Inc.	79,398
32,520	Sankyu, Inc.	244,868
4,824	Sanrio Co. Ltd.	96,703
20,405	Sanwa Holdings Corp.	220,495
1,549	Sanyo Chemical Industries Ltd.	73,458
3,900	Sanyo Shokai Ltd.	58,661
17,150	Sanyo Special Steel Co. Ltd.	103,991
10,249	Sapporo Holdings Ltd.	278,730
2,582	Sato Holdings Corp.	61,877
2,480	Sawai Pharmaceutical Co. Ltd.	139,605
1,787	SCREEN Holdings Co. Ltd.	119,678
2,603	SCSK Corp.	109,896
29,335	Seiko Holdings Corp.	130,885
4,161	Seiren Co. Ltd.	70,269
20,369	Senko Group Holdings Co. Ltd.	138,442
38,363	Senshu Ikeda Holdings, Inc.	158,667
52,529	Seven Bank Ltd.	207,749
21,201	Shiga Bank Ltd. (The)	112,246
1,651	Shima Seiki Manufacturing Ltd.	80,238
6,886	Shimachu Co. Ltd.	172,189
14,638	Shimadzu Corp.	287,739
1,920	Shimamura Co. Ltd.	238,404
11,866	Shindengen Electric Manufacturing Co. Ltd.	61,534
11,558	Shinko Electric Industries Co. Ltd.	84,205
6,459	Shinko Plantech Co. Ltd.	55,123
10,808	Shinmaywa Industries Ltd.	94,293
4,955	Ship Healthcare Holdings, Inc.	152,020
1,206	SHO-BOND Holdings Co. Ltd.	63,632
6,025	Shochiku Co. Ltd.	82,445
12,200	Showa Corp.(a)	117,810
1,903	Siix Corp.	81,032
19,624	SKY Perfect JSAT Holdings, Inc.	87,912
10,103	Skylark Co. Ltd.	152,329
4,572	Sohgo Security Services Co. Ltd.	193,440
34,353	Sotetsu Holdings, Inc.	167,887

4,071	Square Enix Holdings Co. Ltd.	$133,189
2,933	Starts Corp., Inc.	76,527
1,642	Starzen Co. Ltd.	73,410
2,771	Sugi Holdings Co. Ltd.	141,189
10,482	Sumco Corp.	170,376
19,588	Sumitomo Bakelite Co. Ltd.	142,352
10,594	Sumitomo Dainippon Pharma Co. Ltd.	148,419
124,990	Sumitomo Mitsui Construction Co. Ltd.	135,742
50,428	Sumitomo Osaka Cement Co. Ltd.	235,950
4,937	Sumitomo Riko Co. Ltd.	51,651
1,127	Sumitomo Seika Chemicals Co. Ltd.	56,812
17,619	Sumitomo Warehouse Co. Ltd. (The)	112,735
4,266	Sundrug Co. Ltd.	158,679
9,069	Suruga Bank Ltd.	218,487
61,930	SWCC Showa Holdings Co. Ltd.(a)	51,003
2,225	Sysmex Corp.	127,264
4,633	Tachi-S Co. Ltd.	84,488
11,018	Tadano Ltd.	136,709
4,094	Taikisha Ltd.	109,858
3,090	Taisho Pharmaceutical Holdings Co. Ltd.	231,271
8,660	Taiyo Nippon Sanso Corp.	100,163
12,791	Taiyo Yuden Co. Ltd.	215,084
13,177	Takara Holdings, Inc.	131,418
6,921	Takasago Thermal Engineering Co. Ltd.	115,376
7,305	Takuma Co. Ltd.	74,706
11,596	Tamura Corp.	63,282
1,436	Technopro Holdings, Inc.	61,536
18,140	Tekken Corp.	55,654
4,030	T-Gaia Corp.	80,531
7,980	THK Co. Ltd.	243,744
10,121	TIS, Inc.	305,476
4,147	Toa Corp.(a)	67,556
14,238	Toagosei Co. Ltd.	172,023
10,767	Tochigi Bank Ltd. (The)	43,752
28,501	Toda Corp.	195,776
6,545	Toei Co. Ltd.	66,638
6,393	Toho Co. Ltd.	229,985
11,167	Toho Holdings Co. Ltd.	220,722
13,978	Toho Zinc Co. Ltd.	60,216
24,662	Tokai Carbon Co. Ltd.	159,585
12,562	Tokai Holdings Corp.	96,408
8,589	Tokai Rika Co. Ltd.	157,874
25,369	Tokai Tokyo Financial Holdings, Inc.	147,859
952	Token Corp.	120,879
36,086	Tokuyama Corp.(a)	164,272
3,672	Tokyo Broadcasting System Holdings, Inc.	69,289
4,033	Tokyo Century Corp.	171,547
9,587	Tokyo Dome Corp.	92,143
3,561	Tokyo Ohka Kogyo Co. Ltd.	115,859
2,239	Tokyo Seimitsu Co. Ltd.	77,710
6,736	Tokyo Steel Manufacturing Co. Ltd.	57,670
17,877	Tokyo Tatemono Co. Ltd.	243,009
2,994	Tokyo Ty Financial Group, Inc.	79,609
11,175	Tokyu Construction Co. Ltd.	89,202
18,968	TOMONY Holdings, Inc.	92,698
7,760	Tomy Co. Ltd.	94,739
5,014	Topcon Corp.	85,764
7,701	Toppan Forms Co. Ltd.	79,941
3,368	Topre Corp.	88,761
2,912	Topy Industries Ltd.	89,341
13,419	Toshiba Machine Co. Ltd.	63,637
3,835	Toshiba Plant Systems & Services Corp.	62,335
19,167	Toshiba TEC Corp.	105,987
2,375	Totetsu Kogyo Co. Ltd.	74,047
989	Towa Pharmaceutical Co. Ltd.	47,707
13,838	Toyo Construction Co. Ltd.	59,112

Schedule of Investments

32,844	Toyo Engineering Corp.(a)(b)	$86,201
19,128	Toyo Ink SC Holdings Co. Ltd.	99,193
15,563	Toyo Tire & Rubber Co. Ltd.	320,007
149,933	Toyobo Co. Ltd.	284,953
8,574	Toyota Boshoku Corp.	179,092
2,971	TPR Co. Ltd.	93,839
2,824	transcosmos, Inc.	67,728
5,823	Trend Micro, Inc.	290,900
3,081	Trusco Nakayama Corp.	78,883
8,595	TS Tech Co. Ltd.	254,750
13,762	TSI Holdings Co. Ltd.	99,265
17,799	Tsubakimoto Chain Co.	150,936
5,994	Tsumura & Co.	232,990
2,105	Tsuruha Holdings, Inc.	220,606
2,542	TV Asahi Holdings Corp.	46,149
2,156	TV Tokyo Holdings Corp.	44,761
46,055	UACJ Corp.	135,879
2,750	UKC Holdings Corp.	41,239
2,379	Ulvac, Inc.	127,460
7,784	Unipres Corp.	181,118
2,827	United Arrows Ltd.	85,581
7,792	United Super Markets Holdings, Inc.	78,911
113,706	Unitika Ltd.(a)	80,267
1,539	Unizo Holdings Co. Ltd.	35,656
12,824	Ushio, Inc.	180,008
9,185	USS Co. Ltd.	185,121
6,980	Valor Holdings Co. Ltd.	157,547
14,842	Wacoal Holdings Corp.	208,200
16,573	Wacom Co. Ltd.(b)	59,695
6,726	Wakita & Co. Ltd.	75,785
2,466	Warabeya Nichiyo Holdings Co. Ltd.	66,462
3,322	Welcia Holdings Co. Ltd.	126,121
4,394	Xebio Holdings Co. Ltd.	82,675
3,888	Yakult Honsha Co. Ltd.	264,607
3,896	Yamabiko Corp.	47,107
9,669	Yamanashi Chuo Bank Ltd. (The)	39,465
4,391	Yamato Kogyo Co. Ltd.	122,993
5,277	Yamazen Corp.	54,110
1,957	Yaoko Co. Ltd.	84,305
1,948	Yellow Hat Ltd.	50,245
3,451	Yodogawa Steel Works Ltd.	94,790
3,594	Yokogawa Bridge Holdings Corp.	54,579
7,309	Yokohama Reito Co. Ltd.	72,564
4,924	Yorozu Corp.	83,021
6,688	Yoshinoya Holdings Co. Ltd.	112,884
2,235	Yuasa Trading Co. Ltd.	71,503
7,025	Yurtec Corp.	47,620
2,206	Zenkoku Hosho Co. Ltd.	94,633
8,484	Zensho Holdings Co. Ltd.	153,180
15,607	Zeon Corp.	195,344
3,607	ZERIA Pharmaceutical Co. Ltd.	62,807

		63,994,824

	Jersey Island - 0.1%
50,610	Centamin PLC	110,758

	Jordan - 0.0%
4,617	Hikma Pharmaceuticals PLC	85,946

	Luxembourg - 0.3%
4,444	APERAM SA	215,159
30,744	B&M European Value Retail SA	145,913
196	Eurofins Scientific SE	108,702
30,776	L’Occitane International SA	71,323

		541,097

	Macau - 0.1%
77,743	MGM China Holdings Ltd.	$153,094

	Mexico - 0.1%
7,813	Fresnillo PLC	158,212

	Netherlands - 1.9%
6,751	Aalberts Industries NV	293,703
15,883	Arcadis NV	323,680
2,968	ASM International NV	177,973
11,528	Axfood AB	193,819
1,591	Be Semiconductor Industries NV	102,962
9,641	BinckBank NV	52,867
3,087	Brunel International NV	47,260
4,591	Corbion NV	147,715
4,641	Eurocommercial Properties NV CVA	187,051
2,670	Euronext NV(c)	155,508
1,796	Flow Traders(c)	54,165
1,949	GrandVision NV(c)	54,873
2,417	IMCD Group NV	134,888
5,548	Koninklijke Vopak NV	263,377
1,683	Nsi NV REIT	65,520
5,569	OCI NV(a)(b)	118,940
7,608	Philips Lighting NV(c)	287,932
5,306	Refresco Group NV(c)	103,283
17,282	SBM Offshore NV	297,686
3,347	TKH Group NV CVA	203,975
7,855	TomTom NV(a)	83,192
2,250	Vastned Retail NV REIT	102,396
4,081	Wereldhave NV REIT	196,887

		3,649,652

	New Zealand - 1.0%
81,850	Air New Zealand Ltd.	205,580
34,660	Auckland International Airport Ltd.	180,865
48,869	Chorus Ltd.	163,412
48,143	Contact Energy Ltd.	193,470
15,827	Fisher & Paykel Healthcare Corp. Ltd.	130,173
28,803	Genesis Energy Ltd.	53,556
35,153	Infratil Ltd.	81,440
70,577	Kiwi Property Group Ltd.	72,494
3,006	Mainfreight Ltd.	54,766
38,951	Mercury NZ Ltd.	101,628
76,725	Meridian Energy Ltd.	165,671
12,469	Ryman Healthcare Ltd.	82,455
57,695	Sky Network Television Ltd.	143,180
59,763	SKYCITY Entertainment Group Ltd.	181,021
19,142	Trade Me Group Ltd.	78,504
27,141	Z Energy Ltd.	157,501

		2,045,716

	Norway - 0.8%
25,243	AKER Solutions ASA(a)(c)	125,777
9,358	Austevoll Seafood ASA	82,904
5,620	Borregaard ASA	70,060
7,386	Entra ASA(c)	97,684
17,540	Leroy Seafood Group ASA	101,292
51,561	Petroleum Geo-Services ASA(a)	112,174
3,078	Salmar ASA	79,663
3,377	Schibsted ASA, Class A	85,778
3,821	Schibsted ASA, Class B	88,980
7,961	Sparebank 1 SMN	80,100
12,388	Sparebank 1 SR-Bank ASA	123,074
4,049	Stolt-Nielsen Ltd.	61,493
11,580	TGS Nopec Geophysical Co. ASA	243,577
4,582	Tomra Systems ASA	64,948
3,071	Veidekke ASA	40,421
5,398	XXL ASA(c)	52,263

		1,510,188

Schedule of Investments

	Portugal - 0.5%
574,072	Banco Comercial Portugues SA, Class R(a)	$163,387
26,319	CTT-Correios de Portugal SA	171,069
42,994	Navigator Co. SA (The)	184,512
18,635	NOS SGPS SA	118,202
38,903	REN - Redes Energeticas Nacionais SGPS SA	125,675
250,679	Sonae SGPS SA	287,275

		1,050,120

	Russia - 0.3%
84,188	Evraz PLC(a)	264,154
25,624	ITE Group PLC	60,891
14,361	Polymetal International PLC	174,750
126,114	United Co. RUSAL PLC	68,788

		568,583

	Singapore - 1.7%
8,407	BOC Aviation Ltd.(c)	43,703
20,466	BW LPG Ltd.(c)	91,770
82,326	Cache Logistics Trust REIT	53,683
161,933	CapitaLand Commercial Trust Ltd. REIT	205,220
62,894	CDL Hospitality Trusts REIT	74,146
295,728	Ezion Holdings Ltd.(a)	52,295
1,165,297	Ezra Holdings Ltd.(a)	0
33,582	First Resources Ltd.	46,270
44,284	Frasers Centrepoint Trust REIT	68,521
67,159	Frasers Logistics & Industrial Trust REIT(c)	54,184
156,046	Keppel REIT	133,373
142,316	Keppel Infrastructure Trust	57,673
47,161	M1 Ltd.	62,721
105,676	Mapletree Commercial Trust REIT	124,970
104,241	Mapletree Industrial Trust REIT	142,475
142,317	Mapletree Logistics Trust REIT	125,833
149,390	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	49,532
41,669	SATS Ltd.	148,291
185,380	Sembcorp Marine Ltd.	230,154
37,845	Singapore Exchange Ltd.	211,087
123,760	Singapore Post Ltd.	119,912
112,581	Starhill Global REIT REIT	64,702
72,083	StarHub Ltd.	144,995
200,697	Suntec Real Estate Investment Trust REIT	280,964
48,399	United Engineers Ltd.	93,432
45,321	UOL Group Ltd.	263,471
31,941	Venture Corp. Ltd.	309,949
36,216	Wing Tai Holdings Ltd.	54,436

		3,307,762

	South Africa - 0.1%
16,031	Mediclinic International PLC	156,395
31,288	Petra Diamonds Ltd.(a)	39,392

		195,787

	South Korea - 7.3%
679	Amorepacific Corp.	172,018
230	Amorepacific Corp. (Preference Shares)	36,482
1,069	AMOREPACIFIC Group	116,066
28,057	Asiana Airlines, Inc.(a)	129,874
827	BGF Retail Co. Ltd.	68,285
32,971	BNK Financial Group, Inc.	332,936
761	Celltrion, Inc.(a)	73,784
4,160	Cheil Worldwide, Inc.	75,650
1,043	CJ E&M Corp.	69,623
631	CJ Korea Express Corp.(a)	105,162
508	CJ O Shopping Co. Ltd.	90,337
2,734	Coway Co. Ltd.	242,116
3,447	Daesang Corp.	79,164
24,690	Daewoo Engineering & Construction Co. Ltd.(a)	180,699

4,945	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	$120,355
4,373	Daishin Securities Co. Ltd.	59,789
2,870	Daishin Securities Co. Ltd. (Preference Shares)	24,980
2,936	Daou Technology, Inc.	58,376
21,613	DGB Financial Group, Inc.	230,799
19,846	Dongkuk Steel Mill Co. Ltd.	254,493
2,260	Doosan Corp.	238,309
751	Fila Korea Ltd.	49,662
10,142	GS Engineering & Construction Corp.(a)	288,658
279	GS Home Shopping, Inc.	58,715
1,222	GS Retail Co. Ltd.	52,853
1,036	Halla Holdings Corp.	61,102
3,386	Hanjin Transportation Co. Ltd.	95,463
13,596	Hanon Systems	124,533
2,681	Hansol Paper Co. Ltd.	45,520
10,961	Hanwha Chemical Corp.	330,089
8,091	Hanwha General Insurance Co. Ltd.	72,664
32,510	Hanwha Life Insurance Co. Ltd.	219,338
3,667	Hanwha Techwin Co. Ltd.(a)	130,748
5,089	Hite Jinro Co. Ltd.	108,915
2,447	Hotel Shilla Co. Ltd.	142,134
2,176	Hyundai Department Store Co. Ltd.	215,840
5,965	Hyundai Development Co.-Engineering & Construction	227,342
4,151	Hyundai Greenfood Co. Ltd.	67,882
525	Hyundai Home Shopping Network Corp.	64,742
1,809	Hyundai Mipo Dockyard Co. Ltd.(a)	173,779
2,866	Hyundai Rotem Co. Ltd.(a)	48,021
4,238	Hyundai Wia Corp.	261,313
6,382	iMarketKorea, Inc.	72,714
12,884	JB Financial Group Co. Ltd.	79,787
892	Kakao Corp.	95,653
6,663	Kangwon Land, Inc.	220,304
793	KCC Corp.	309,320
1,525	KEPCO Plant Service & Engineering Co. Ltd.	61,324
724	KIWOOM Securities Co. Ltd.	54,928
3,139	Kolon Industries, Inc.	184,292
2,069	Korea Aerospace Industries Ltd.	95,588
3,964	Korea Investment Holdings Co. Ltd.	252,211
211	Korea Petrochemical Industries Co. Ltd.	48,741
9,789	Korean Reinsurance Co.	112,844
2,464	Kumho Petrochemical Co. Ltd.	166,461
3,250	LF Corp.	91,048
1,022	LG Hausys Ltd.	100,460
259	LG Household & Health Care Ltd.	229,363
56	LG Household & Health Care Ltd. (Preference Shares)	31,927
1,891	LG Innotek Co. Ltd.	253,474
6,175	LG International Corp.	162,231
799	LIG Nex1 Co. Ltd.	58,477
72	Lotte Chilsung Beverage Co. Ltd.	103,910
404	Lotte Confectionery Co. Ltd.	73,468
2,527	LOTTE Fine Chemical Co. Ltd.	97,666
2,063	LOTTE Himart Co. Ltd.	128,310
4,176	LS Corp.	314,212
2,162	LS Industrial Systems Co. Ltd.	111,669
896	Mando Corp.	205,374
6,128	Meritz Fire & Marine Insurance Co. Ltd.	129,509
26,644	Meritz Securities Co. Ltd.	124,047
23,027	Mirae Asset Daewoo Co. Ltd.	223,263
16,896	Mirae Asset Life Insurance Co. Ltd.	79,267
346	NAVER Corp.	248,280
487	NCSOFT Corp.	157,104

Schedule of Investments

3,914	Nexen Tire Corp.	$46,518
13,353	NH Investment & Securities Co. Ltd.	168,844
1,624	NHN Entertainment Corp.(a)	111,309
284	Nongshim Co. Ltd.	81,085
2,928	OCI Co. Ltd.	241,242
1,408	Orion Corp.(a)	103,299
731	Orion Holdings Corp.	18,029
17,706	Pan Ocean Co. Ltd.(a)	92,244
3,555	Paradise Co. Ltd.	42,251
4,588	Partron Co. Ltd.	34,849
2,994	Poongsan Corp.	132,972
9,815	POSCO Daewoo Corp.	206,115
970	S-1 Corp.	79,920
4,634	Samsung Card Co. Ltd.	164,398
21,909	Samsung Engineering Co. Ltd.(a)	199,698
1,975	Samsung SDS Co. Ltd.	315,915
7,660	Samsung Securities Co., Ltd.	277,569
512	Samyang Holdings Corp.	52,616
2,217	Seah Besteel Corp.	69,043
647	SeAH Steel Corp.	56,198
3,066	Seoul Semiconductor Co. Ltd.	56,988
3,856	Seoyon E-Hwa Co. Ltd.	46,346
1,100	Shinsegae, Inc.	233,948
4,367	SK Chemicals Co. Ltd.	267,316
940	SK Gas Co. Ltd.	96,600
38,173	SK Networks Co. Ltd.	215,929
3,506	SKC Co. Ltd.	113,572
8,591	Sungwoo Hitech Co. Ltd.	54,814
11,611	Taeyoung Engineering & Construction Co. Ltd.(a)	95,665
7,552	Tongyang Life Insurance Co. Ltd.	65,664
20,923	Tongyang, Inc.	41,788
64	Young Poong Corp.	70,803
3,018	Youngone Corp.	88,459
377	Yuhan Corp.	79,675

		14,297,517

	Spain - 1.9%
17,276	Acerinox SA	221,405
3,801	Almirall SA	36,658
11,745	Applus Services SA	150,936
3,115	Axiare Patrimonio Socimi SA REIT	57,935
5,476	Bolsas y Mercados Espanoles SHMSF SA	200,207
3,562	Cellnex Telecom SA(c)	79,792
6,683	Cia de Distribucion Integral Logista Holdings SA	172,162
4,064	CIE Automotive SA	100,285
2,502	Construcciones y Auxiliar de Ferrocarriles SA	110,885
9,281	Ebro Foods SA	221,253
16,793	EDP Renovaveis SA	133,722
22,124	Ence Energia y Celulosa SA	93,903
6,140	Euskaltel SA(c)	62,502
14,044	Faes Farma SA	44,375
11,065	Fomento de Construcciones y Contratas SA(a)	121,664
3,026	Grupo Catalana Occidente SA	134,215
4,279	Hispania Activos Inmobiliarios SOCIMI SA REIT	76,885
10,684	Indra Sistemas SA(a)	164,951
13,967	Inmobiliaria Colonial SA	130,074
89,064	Liberbank SA(a)	102,591
9,924	Mediaset Espana Comunicacion SA	124,609
6,808	Melia Hotels International SA	105,269
10,660	MERLIN Properties SOCIMI SA REIT	143,026
19,899	NH Hotel Group SA(a)	132,085
18,988	Prosegur Compania de Seguridad SA	129,620

78,217	Sacyr SA(a)	$208,228
10,344	Siemens Gamesa Renewable Energy SA	168,909
3,202	Tecnicas Reunidas SA	113,123
3,096	Viscofan SA	183,933
7,166	Zardoya Otis SA	74,940

		3,800,142

	Sweden - 2.9%
1,594	AAK AB	117,643
3,497	AF AB, Class B	76,476
8,468	Attendo AB(c)	106,255
1,086	Avanza Bank Holding AB	44,721
10,474	Betsson AB	100,544
6,840	Bilia AB, Class A	65,956
11,570	BillerudKorsnas AB	182,653
272	Bonava AB	4,721
5,852	Bonava AB, Class B	102,223
9,737	Bravida Holding AB(c)	72,886
17,174	Castellum AB	266,451
12,744	Cloetta AB, Class B	45,531
7,498	Com Hem Holding AB	109,378
21,716	Dometic Group AB(c)	183,225
18,761	Elekta AB, Class B	180,326
9,195	Fabege AB	181,307
4,409	Fastighets AB Balder, Class B(a)	112,009
306	Fastighets AB Balder (Preference Shares)	13,077
3,671	Haldex AB(a)	48,900
8,016	Hemfosa Fastigheter AB	98,156
901	Hemfosa Fastigheter AB (Preference Shares)	19,693
11,319	Hexpol AB, Class B	115,652
5,646	Holmen AB, Class B	254,484
6,225	Hufvudstaden AB, Class A	108,200
30,794	Husqvarna AB, Class B	312,735
5,119	Indutrade AB	126,123
3,751	Intrum Justitia AB	121,864
4,876	Investment AB Latour, Class B	62,027
4,090	JM AB	143,293
48,626	Klovern AB, Class B	61,977
1,219	Klovern AB (Preference Shares)	44,757
17,273	Kungsleden AB	113,387
2,039	L E Lundbergforetagen AB, Class B	160,190
5,686	Lindab International AB	59,678
6,130	Loomis AB, Class B	227,344
2,648	Lundin Petroleum AB(a)	60,135
4,760	Modern Times Group Mortgage AB, Class B	165,237
3,625	Mycronic AB(b)	37,756
9,644	Nibe Industrier AB, Class B	91,861
5,182	Nobia AB	53,139
3,928	Pandox AB, Class B	70,557
21,119	Peab AB, Class B	247,505
45,900	Ratos AB, Class B	219,029
3,056	Saab AB, Class B	141,560
39,750	SAS AB(a)(b)	94,841
1,837	SAS AB (Preference Shares)	124,676
2,912	Sweco AB, Class B	71,027
3,940	Thule Group AB(c)	76,569
10,461	Wallenstam AB, Class B	106,304
5,206	Wihlborgs Fastigheter AB	126,400

		5,730,438

	Switzerland - 3.1%
894	Allreal Holding AG	162,983
585	Also Holding AG	76,698
2,598	Arbonia AG(a)	49,545
406	Autoneum Holding AG	97,792
221	Banque Cantonale Vaudoise	160,221

Schedule of Investments

112	Barry Callebaut AG	$160,075
14	Belimo Holding AG	58,185
1,203	BKW AG	68,700
556	Bucher Industries AG	185,842
247	Burckhardt Compression Holding AG(b)	73,536
1,823	Cembra Money Bank AG	163,907
311	Daetwyler Holding AG-BR	50,960
2,719	DKSH Holding AG	214,595
114	dormakaba Holding AG	101,848
136	Emmi AG	96,061
244	EMS-CHEMIE HOLDING AG	170,194
42,185	Ferrexpo PLC	132,585
715	Flughafen Zurich AG	182,817
56	Forbo Holding AG	85,145
24,906	GAM Holding AG	393,653
897	Huber & Suhner AG	64,101
1,533	Implenia AG	113,682
49,417	IWG PLC	213,688
2,844	Kudelski SA-BR	45,393
4,738	Logitech International SA	172,608
509	Mobimo Holding AG	145,602
13,859	OC Oerlikon Corp. AG	203,249
1,893	Oriflame Holding AG	72,546
1,326	Panalpina Welttransport Holding AG(b)	168,353
491	Partners Group Holding AG	319,581
2,267	PSP Swiss Property AG	206,764
372	Rieter Holding AG	86,364
57	Schweiter Technologies AG-BR	75,204
937	SFS Group AG	106,825
218	Straumann Holding AG	123,477
1,711	Sulzer AG	192,407
3,127	Sunrise Communications Group AG(c)	246,958
358	Tecan Group AG	66,936
846	Temenos Group AG	81,983
1,123	Valiant Holding AG	132,686
374	Valora Holding AG	124,428
2,068	Vifor Pharma AG	221,407
1,057	Vontobel Holding AG	70,496
2,467	Wizz Air Holdings PLC(a)(c)	84,659

		6,024,739

	United Kingdom - 9.4%
49,793	AA PLC	160,370
8,716	Acacia Mining PLC	20,017
31,335	Ashmore Group PLC	148,718
103,937	Assura PLC REIT	87,833
10,539	Auto Trader Group PLC(c)	53,173
3,970	AVEVA Group PLC	103,840
21,702	Berendsen PLC	364,788
10,279	Big Yellow Group PLC REIT	105,023
18,807	Bodycote PLC	225,627
16,847	Bovis Homes Group PLC	224,546
18,583	Brewin Dolphin Holdings PLC	87,951
24,405	Britvic PLC	229,725
16,376	BTG PLC(a)	142,274
43,681	Cairn Energy PLC(a)	103,484
54,839	Capital & Counties Properties PLC	207,926
27,950	Card Factory PLC	113,012
21,998	Chemring Group PLC	51,912
11,764	Cineworld Group PLC	106,935
5,366	Computacenter PLC	62,607
31,704	Countrywide PLC	64,576
2,999	Cranswick PLC	114,737
18,653	Crest Nicholson Holdings PLC	132,301
23,755	Daily Mail & General Trust PLC NV, Class A	199,335
16,229	Dairy Crest Group PLC	126,982

303,785	Debenhams PLC	$172,213
2,688	Dechra Pharmaceuticals PLC	62,901
2,726	Dialog Semiconductor PLC(a)	118,611
1,573	Dignity PLC	52,819
5,147	Diploma PLC	73,284
15,542	Domino’s Pizza Group PLC	54,585
8,765	Dunelm Group PLC	69,563
85,031	EI Group PLC(a)	159,743
31,854	Electrocomponents PLC	260,367
39,089	Elementis PLC	152,744
28,006	Essentra PLC	197,716
39,245	esure Group PLC	153,353
32,063	Fenner PLC	145,727
1,516	Fidessa Group PLC	45,249
10,002	Galliford Try PLC	178,804
79,558	Genel Energy PLC(a)	106,459
3,037	Genus PLC	69,226
6,695	Go-Ahead Group PLC	158,433
25,839	Grafton Group PLC	261,788
29,176	Grainger PLC	101,045
27,681	Great Portland Estates PLC REIT	219,689
9,116	Greggs PLC	132,199
33,587	Halfords Group PLC	147,539
15,278	Halma PLC	221,358
72,657	Hansteen Holdings PLC REIT	121,650
6,318	Hargreaves Lansdown PLC	114,945
16,350	Hastings Group Holdings PLC(c)	66,152
4,561	Hill & Smith Holdings PLC	80,574
18,243	HomeServe PLC	174,367
32,196	Howden Joinery Group PLC	180,351
16,646	Hunting PLC(a)	102,638
36,471	Indivior PLC(a)	184,633
38,751	International Personal Finance PLC	97,066
53,957	Interserve PLC	160,586
8,260	J D Wetherspoon PLC	111,400
6,710	Jardine Lloyd Thompson Group PLC	105,004
11,759	JD Sports Fashion PLC	55,483
37,217	Jupiter Fund Management PLC	262,007
8,575	Just Eat PLC(a)	70,147
16,644	KAZ Minerals PLC(a)	157,548
8,636	Keller Group PLC	100,190
9,883	Kennedy Wilson Europe Real Estate PLC	148,924
11,756	Kier Group PLC	199,776
77,389	Ladbrokes Coral Group PLC	129,063
48,917	Laird PLC	96,412
45,117	LondonMetric Property PLC REIT	100,105
77,337	Lonmin PLC(a)	84,370
39,069	Lookers PLC	56,657
107,281	Marston’s PLC	164,063
21,363	McCarthy & Stone PLC(c)	47,794
29,901	Merlin Entertainments PLC(c)	184,998
8,067	Micro Focus International PLC	237,482
29,525	Mitchells & Butlers PLC	94,119
85,612	Mitie Group PLC	300,451
29,252	Moneysupermarket.com Group PLC	128,072
25,190	Morgan Advanced Materials PLC	99,428
30,565	N Brown Group PLC	125,883
52,592	National Express Group PLC	252,448
14,162	Newriver REIT PLC REIT	65,907
14,382	Northgate PLC	81,853
19,170	Ocado Group PLC(a)	76,096
79,301	Ophir Energy PLC(a)	76,319
26,512	Pagegroup PLC	171,160
27,392	Paragon Group of Cos. PLC (The)	156,366
41,332	Pets at Home Group PLC	88,546
16,115	Playtech PLC	204,060

Schedule of Investments

11,668	Polypipe Group PLC	$61,715
106,007	Premier Foods PLC(a)	54,854
197,389	Premier Oil PLC(a)	157,438
16,590	PZ Cussons PLC	79,328
43,408	QinetiQ Group PLC	138,031
2,108	Rathbone Brothers PLC	74,313
118,075	Redefine International PLC REIT	59,822
12,698	Redrow PLC	99,103
1,632	Renishaw PLC	89,720
29,677	Restaurant Group PLC (The)	130,833
1,284	Rightmove PLC	71,231
50,766	Rotork PLC	154,937
17,475	RPC Group PLC	206,422
14,775	Safestore Holdings PLC REIT	82,278
93,692	Saga PLC	257,784
11,092	Savills PLC	133,656
52,957	Senior PLC	173,423
130,545	Serco Group PLC(a)	191,035
15,943	Shaftesbury PLC REIT	206,611
125,644	SIG PLC	274,139
8,633	Spectris PLC	279,980
4,166	Spirax-Sarco Engineering PLC	305,369
24,930	Spire Healthcare Group PLC(c)	113,389
42,509	Sports Direct International PLC(a)	212,454
27,656	SSP Group PLC	185,765
18,205	St. Modwen Properties PLC	86,042
79,152	Stagecoach Group PLC	188,143
2,400	Supergroup PLC	47,397
17,479	Synthomer PLC	113,143
92,515	TalkTalk Telecom Group PLC	219,541
4,627	Telecom Plus PLC	69,967
11,224	TP ICAP PLC	72,047
41,733	Tritax Big Box REIT PLC REIT	82,418
28,932	UBM PLC	276,533
5,232	Ultra Electronics Holdings PLC	144,643
17,104	Unite Group PLC (The) REIT	151,304
31,195	Vesuvius PLC	223,519
5,791	Victrex PLC	150,477
24,729	Virgin Money Holdings UK PLC	93,077
7,676	WH Smith PLC	178,106
10,148	Workspace Group PLC REIT	122,414
49,692	Worldpay Group PLC(c)	242,392

		18,322,993

	United States - 0.3%
32,469	Alacer Gold Corp.(a)(b)	54,005
851,668	REC Silicon ASA(a)(b)	104,607
72,467	Samsonite International SA	303,873
9,721	Tahoe Resources, Inc.	53,014

		515,499

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $157,148,113) - 99.9%	194,484,439

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
3,377,244	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $3,377,244)	3,377,244

	Total Investments (Cost $160,525,357)(f) - 101.6%	197,861,683
	Other assets less liabilities - (1.6)%	(3,069,143)

	Net Assets - 100.0%	$194,792,540

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $4,996,637, which represented 2.57% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $163,270,298. The net unrealized appreciation was $34,591,385, which consisted of aggregate gross unrealized appreciation of $43,606,897 and aggregate gross unrealized depreciation of $9,015,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Brazil - 13.1%
924,050	Ambev SA	$5,662,578
276,685	B3 SA - Brasil Bolsa Balcao	1,814,168
255,574	Banco Bradesco SA	2,465,778
1,055,813	Banco Bradesco SA (Preference Shares)	10,199,998
685,958	Banco do Brasil SA	6,299,838
145,000	Banco Santander Brasil SA	1,183,664
167,555	BR Malls Participacoes SA	707,752
65,209	Braskem SA (Preference Shares), Class A	778,543
216,900	BRF SA(a)	2,562,543
104,600	BTG Pactual Group	523,837
194,400	CCR SA	1,062,513
120,010	Centrais Eletricas Brasileiras SA(a)	518,443
96,000	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	512,102
116,279	Cia Brasileira de Distribuicao (Preference Shares), Class A(a)	2,697,673
112,892	Cia de Saneamento Basico do Estado de Sao Paulo	1,212,009
84,580	Cia Energetica de Minas Gerais	236,012
784,023	Cia Energetica de Minas Gerais (Preference Shares)	2,137,560
132,400	Cia Energetica de Sao Paulo (Preference Shares), Class B	660,941
18,000	Cia Paranaense de Energia- Copel	122,112
85,208	Cia Paranaense de Energia- Copel (Preference Shares), Class B	706,477
361,582	Cia Siderurgica Nacional SA(a)	881,682
206,622	Cielo SA	1,725,707
112,068	CPFL Energia SA	963,247
270,767	Embraer SA	1,366,399
76,754	Engie Brasil Energia SA	859,645
32,500	Equatorial Energia SA	589,680
83,455	Fibria Celulose SA	883,421
81,400	Gerdau SA	276,890
546,217	Gerdau SA (Preference Shares)	1,863,255
1,113,717	Itau Unibanco Holding SA (Preference Shares)	13,300,454
611,118	Itausa - Investimentos Itau SA (Preference Shares)	1,808,909
553,882	JBS SA	1,364,765
211,700	Kroton Educacional SA	1,021,580
28,310	Lojas Americanas SA	116,954
98,020	Lojas Americanas SA (Preference Shares)	491,511
101,260	Lojas Renner SA	949,414
288,800	Marfrig Global Foods SA(a)	593,311
1,364,000	Metalurgica Gerdau SA (Preference Shares)(a)	2,295,885
81,100	Natura Cosmeticos SA	650,098
2,227,962	Petroleo Brasileiro SA(a)	9,838,680
2,572,247	Petroleo Brasileiro SA (Preference Shares)(a)	10,939,252
162,943	Telefonica Brasil SA (Preference Shares)	2,435,542
331,566	TIM Participacoes SA	1,128,916

135,196	Ultrapar Participacoes SA	$3,201,441
624,823	Vale SA	6,258,227
929,727	Vale SA (Preference Shares)	8,678,444

		116,547,850

	Chile - 1.0%
7,147,862	Banco de Chile	1,023,052
20,394,454	Banco Santander Chile	1,441,175
352,051	Cencosud SA	1,000,677
7,711,826	Enel Americas SA	1,555,038
6,049,940	Enel Chile SA	656,657
991,876	Enel Generacion Chile SA	770,513
108,542	Latam Airlines Group SA	1,274,931
79,778	S.A.C.I. Falabella	742,753
19,083	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	782,517

		9,247,313

	China - 27.9%
11,910,502	Agricultural Bank of China Ltd., H-Shares	5,566,261
1,693,779	Aluminum Corp. of China Ltd., H-Shares(a)	1,062,658
335,990	Anhui Conch Cement Co. Ltd., H-Shares	1,243,268
34,293,360	Bank of China Ltd., H-Shares	16,904,853
3,956,249	Bank of Communications Co. Ltd., H-Shares	2,932,937
180,299	Beijing Enterprises Holdings Ltd.	958,036
3,119,352	China Cinda Asset Management Co. Ltd., H-Shares	1,298,041
3,433,776	China CITIC Bank Corp. Ltd., H-Shares	2,229,054
1,475,220	China Communications Construction Co. Ltd., H-Shares	1,968,181
1,203,580	China Communications Services Corp. Ltd., H-Shares	654,945
39,142,428	China Construction Bank Corp., H-Shares	32,576,299
1,434,993	China Everbright Bank Co. Ltd., H-Shares	696,353
2,308,583	China Evergrande Group(a)	6,429,029
1,338,656	China Life Insurance Co. Ltd., H-Shares	4,242,138
974,993	China Longyuan Power Group Corp., H-Shares	714,066
1,336,609	China Merchants Bank Co. Ltd., H-Shares	4,398,232
399,219	China Merchants Port Holdings Co. Ltd.	1,254,883
2,479,199	China Minsheng Banking Corp. Ltd., H-Shares	2,495,023
1,729,749	China Mobile Ltd.	18,548,489
2,553,627	China National Building Material Co. Ltd., H-Shares	1,559,612
720,872	China Oilfield Services Ltd., H-Shares	614,714
996,385	China Overseas Land & Investment Ltd.	3,380,755
637,982	China Pacific Insurance (Group) Co. Ltd., H-Shares	2,818,176
15,134,497	China Petroleum & Chemical Corp. (Sinopec), H-Shares	11,491,145
2,009,516	China Power International Development Ltd.	689,552
999,398	China Railway Construction Corp. Ltd., H-Shares	1,320,562
1,700,471	China Railway Group Ltd., H-Shares	1,354,254
696,930	China Resources Beer Holdings Co. Ltd.	1,761,477
795,917	China Resources Land Ltd.	2,557,892
787,637	China Resources Power Holdings Co. Ltd.	1,502,633
1,734,268	China Shenhua Energy Co. Ltd., H-Shares	4,321,153
559,315	China Taiping Insurance Holdings Co. Ltd.	1,682,926
7,823,739	China Telecom Corp. Ltd., H-Shares	3,726,473
3,479,027	China Unicom (Hong Kong) Ltd.(a)	5,051,397
347,237	China Vanke Co. Ltd., H-Shares	1,024,796
1,038,181	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	765,660
1,270,371	CITIC Ltd.	1,932,358

Schedule of Investments

486,254	CITIC Securities Co. Ltd., H-Shares	$987,432
9,336,590	CNOOC Ltd.	10,448,173
2,273,218	Country Garden Holdings Co. Ltd.	3,178,369
638,020	CRRC Corp. Ltd., H-Shares	570,204
1,210,170	Dongfeng Motor Group Co. Ltd., H-Shares	1,482,856
167,478	ENN Energy Holdings Ltd.	1,137,585
668,187	Fosun International Ltd.	1,012,955
6,504,802	GCL-Poly Energy Holdings Ltd.(a)	691,278
456,406	Geely Automobile Holdings Ltd.	1,055,382
274,229	GF Securities Co. Ltd., H-Shares	553,363
6,097,556	GOME Electrical Appliances Holding Ltd.	733,879
649,796	Great Wall Motor Co. Ltd., H-Shares	833,653
521,475	Guangdong Investment Ltd.	734,458
739,889	Guangzhou R&F Properties Co. Ltd., H-Shares	1,322,491
577,894	Haitong Securities Co. Ltd., H-Shares	921,949
120,919	Hengan International Group Co. Ltd.	922,744
2,421,104	Huaneng Power International, Inc., H-Shares	1,708,070
33,569,096	Industrial & Commercial Bank of China Ltd., H-Shares	23,510,810
587,500	Inner Mongolia Yitai Coal Co. Ltd., Class B	693,250
608,356	Jiangxi Copper Co. Ltd., H-Shares	1,110,754
294,692	Kingboard Chemical Holdings Ltd.	1,328,164
1,182,718	Kunlun Energy Co. Ltd.	1,179,667
5,396,490	Lenovo Group Ltd.	3,344,239
555,739	Longfor Properties Co. Ltd.	1,396,081
160,780	New China Life Insurance Co. Ltd., H-Shares	1,038,565
3,284,568	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,530,806
10,341,314	PetroChina Co. Ltd., H-Shares	6,660,155
1,735,201	PICC Property & Casualty Co. Ltd., H-Shares	3,234,832
1,071,053	Ping An Insurance Group Co. of China Ltd., H-Shares	7,947,033
1,811,686	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,057,763
248,363	Shanghai Industrial Holdings Ltd.	718,681
497,579	Shimao Property Holdings Ltd.	992,591
323,539	Sinopharm Group Co. Ltd., H-Shares	1,356,684
649,241	Sunac China Holdings Ltd.	1,729,059
140,017	Tencent Holdings Ltd.	5,618,500
711,434	Weichai Power Co. Ltd., H-Shares	685,915
808,596	Yanzhou Coal Mining Co. Ltd., H-Shares	796,157

		247,952,828

	Hong Kong - 0.2%
334,158	Haier Electronics Group Co. Ltd.	862,119
1,055,764	Skyworth Digital Holdings Ltd.	566,398

		1,428,517

	India - 7.8%
52,267	Axis Bank Ltd. GDR(b)	2,101,133
18,610	GAIL India Ltd. GDR(b)	653,211
275,244	ICICI Bank Ltd. ADR	2,562,522
417,322	Infosys Ltd. ADR	6,593,688
558,618	iShares MSCI India ETF	19,194,115
63,049	Larsen & Toubro Ltd. GDR(b)	1,147,492
57,184	Mahindra & Mahindra Ltd. GDR(b)	1,235,174
357,567	PowerShares India Portfolio(c)	8,839,056
238,493	Reliance Industries Ltd. GDR(b)	11,829,253
84,187	State Bank of India GDR(b)	4,074,651
92,067	Tata Motors Ltd. ADR	3,170,787
337,545	Tata Steel Ltd. GDR(b)	2,940,017
170,549	Vedanta Ltd. ADR	3,001,662

360,160	Wipro Ltd. ADR	$2,214,984

		69,557,745

	Indonesia - 2.0%
5,037,379	PT Adaro Energy Tbk	674,851
4,220,805	PT Astra International Tbk	2,526,337
1,405,200	PT Bank Central Asia Tbk	1,972,173
2,171,432	PT Bank Mandiri Persero Tbk	2,224,561
1,995,672	PT Bank Negara Indonesia Persero Tbk	1,115,863
2,518,577	PT Bank Rakyat Indonesia Persero Tbk	2,792,853
1,169,436	PT Indofood Sukses Makmur Tbk	735,067
4,958,026	PT Perusahaan Gas Negara Persero Tbk	837,253
10,427,038	PT Telekomunikasi Indonesia Persero Tbk	3,670,280
472,453	PT United Tractors Tbk	1,067,310

		17,616,548

	Malaysia - 2.7%
677,300	Axiata Group Bhd	732,430
2,138,900	CIMB Group Holdings Bhd	3,272,170
840,100	DiGi.com Bhd	941,838
397,600	Genting Bhd	902,645
634,200	Genting Malaysia Bhd	888,754
581,400	IOI Corp. Bhd	606,997
135,600	Kuala Lumpur Kepong Bhd	785,444
1,263,900	Malayan Banking Bhd	2,816,211
723,600	Petronas Chemicals Group Bhd	1,174,593
163,100	Petronas Gas Bhd	713,884
738,300	Public Bank Bhd	3,497,074
1,785,000	Sapura Energy Bhd	642,041
1,324,800	Sime Darby Bhd	2,924,059
1,146,800	Tenaga Nasional Bhd	3,782,043

		23,680,183

	Mexico - 5.1%
1,340,557	Alfa SAB de CV, Class A	1,853,587
15,394,926	America Movil SAB de CV, Series L	13,593,030
5,614,704	Cemex SAB de CV, Series CPO(d)	5,410,505
135,383	Coca-Cola Femsa SAB de CV, Series L	1,149,483
753,039	Fibra Uno Administracion SA de CV REIT	1,388,020
501,656	Fomento Economico Mexicano SAB de CV	5,052,774
325,342	Grupo Bimbo SAB de CV, Series A	820,411
581,249	Grupo Financiero Banorte SAB de CV, Class O	3,843,265
504,746	Grupo Financiero Inbursa SAB de CV, Class O	909,717
753,552	Grupo Financiero Santander Mexico SAB de CV, Series B	1,543,483
980,028	Grupo Mexico SAB de CV, Series B	3,184,007
470,830	Grupo Televisa SAB, Series CPO(e)	2,503,036
29,298	Industrias Penoles SAB de CV	718,401
350,730	Mexichem SAB de CV	996,828
1,259,724	Wal-Mart de Mexico SAB de CV	2,899,268

		45,865,815

	Poland - 2.4%
67,390	Bank Pekao SA	2,385,751
276,240	Energa SA(a)	974,123
95,813	KGHM Polska Miedz SA	3,246,009
444,826	PGE Polska Grupa Energetyczna SA	1,614,211
153,119	Polski Koncern Naftowy Orlen SA	4,510,923
549,606	Polskie Gornictwo Naftowe i Gazownictwo SA	1,017,013
292,502	Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,984,210
293,637	Powszechny Zaklad Ubezpieczen SA	3,602,594
835,950	Tauron Polska Energia SA(a)	882,275

		21,217,109

Schedule of Investments

	Russia - 8.4%
5,488,970	Gazprom PJSC ADR	$21,352,093
333,640	LUKOIL PJSC ADR	15,537,615
54,642	Magnit PJSC GDR(b)	2,005,362
72,791	MegaFon PJSC GDR(b)	700,977
170,348	MMC Norilsk Nickel PJSC ADR	2,527,113
364,437	Mobile TeleSystems PJSC ADR	3,123,225
16,615	Novatek PJSC GDR(b)	1,737,929
704,366	Rosneft Oil Co. PJSC GDR(b)	3,613,398
476,601	RusHydro PJSC ADR	595,751
968,116	Sberbank of Russia PJSC ADR	11,278,552
73,574	Severstal PJSC GDR(b)	1,010,907
106,070	Sistema PJSC FC GDR(b)	424,280
928,950	Surgutneftegas OJSC ADR	4,043,719
96,709	Tatneft PJSC ADR	3,731,033
1,497,795	VTB Bank PJSC GDR(b)	2,890,744

		74,572,698

	South Africa - 8.5%
137,493	AngloGold Ashanti Ltd.	1,387,044
39,500	Aspen Pharmacare Holdings Ltd.	827,079
224,533	Barclays Africa Group Ltd.	2,460,822
128,787	Barloworld Ltd.	1,157,582
89,140	Bid Corp. Ltd.	2,137,266
71,794	Bidvest Group Ltd. (The)	912,488
117,576	Brait SE(a)	560,622
76,241	Exxaro Resources Ltd.	629,402
837,583	FirstRand Ltd.	3,292,245
53,171	Foschini Group Ltd. (The)	611,313
557,312	Gold Fields Ltd.	2,237,907
726,616	Growthpoint Properties Ltd. REIT	1,364,703
398,812	Impala Platinum Holdings Ltd.(a)	1,064,305
96,924	Imperial Holdings Ltd.	1,277,064
100,251	Investec Ltd.	748,819
57,201	Kumba Iron Ore Ltd.(a)	851,918
305,008	Life Healthcare Group Holdings Ltd.	584,876
417,524	MMI Holdings Ltd.	653,481
27,035	Mondi Ltd.	701,194
50,256	Mr Price Group Ltd.	659,465
1,055,508	MTN Group Ltd.	9,479,272
29,965	Naspers Ltd., Class N	6,605,643
84,044	Nedbank Group Ltd.	1,395,473
339,339	Netcare Ltd.	631,418
119,393	Pick n Pay Stores Ltd.	573,810
1,026,965	Redefine Properties Ltd. REIT	838,307
85,651	Remgro Ltd.	1,387,619
504,107	Sanlam Ltd.	2,535,102
218,814	Sappi Ltd.	1,448,008
315,847	Sasol Ltd.	9,504,077
111,995	Shoprite Holdings Ltd.	1,711,958
474,580	Sibanye Gold Ltd.	604,657
63,894	SPAR Group Ltd. (The)	799,780
513,726	Standard Bank Group Ltd.	6,375,167
466,233	Steinhoff International Holdings NV	2,332,269
131,673	Telkom SA SOC Ltd.	649,196
30,233	Tiger Brands Ltd.	915,440
122,689	Truworths International Ltd.	703,006
176,714	Vodacom Group Ltd.	2,385,028
223,490	Woolworths Holdings Ltd.	1,067,162

		76,061,987

	Taiwan - 14.3%
2,060,000	Advanced Semiconductor Engineering, Inc.	2,769,817
142,738	Asustek Computer, Inc.	1,328,323
7,502,000	AU Optronics Corp.	3,031,061
179,000	Catcher Technology Co. Ltd.	2,057,028
2,495,440	Cathay Financial Holding Co. Ltd.	4,066,025
529,894	Cheng Shin Rubber Industry Co. Ltd.	1,072,230

1,131,896	China Life Insurance Co. Ltd.	$1,197,665
2,563,360	China Steel Corp.	2,105,325
1,165,000	Chunghwa Telecom Co. Ltd.	3,935,355
1,328,054	Compal Electronics, Inc.	881,836
4,704,838	CTBC Financial Holding Co. Ltd.	3,022,764
420,506	Delta Electronics, Inc.	2,235,141
1,755,670	E.Sun Financial Holding Co. Ltd.	1,119,261
443,000	Far EasTone Telecommunications Co. Ltd.	1,070,987
2,276,810	First Financial Holding Co. Ltd.	1,538,207
891,920	Formosa Chemicals & Fibre Corp.	2,687,974
264,000	Formosa Petrochemical Corp.	926,761
903,280	Formosa Plastics Corp.	2,710,244
291,102	Foxconn Technology Co. Ltd.	875,364
2,288,928	Fubon Financial Holding Co. Ltd.	3,555,189
4,477,330	Hon Hai Precision Industry Co. Ltd.	17,422,671
717,233	HTC Corp.(a)	1,703,088
8,299,490	Innolux Corp.	4,054,163
1,263,000	Inventec Corp.	1,010,132
6,000	Largan Precision Co. Ltd.	1,094,865
612,313	Lite-On Technology Corp.	990,594
501,091	MediaTek, Inc.	4,414,241
2,380,080	Mega Financial Holding Co. Ltd.	2,013,911
1,114,940	Nan Ya Plastics Corp.	2,806,227
196,000	Novatek Microelectronics Corp.	746,469
1,072,106	Pegatron Corp.	3,500,841
522,740	Pou Chen Corp.	706,324
232,200	Powertech Technology, Inc.	752,840
115,000	President Chain Store Corp.	974,980
837,000	Quanta Computer, Inc.	1,984,706
326,000	Radiant Opto-Electronics Corp.	775,175
3,296,908	Shin Kong Financial Holding Co. Ltd.	881,126
455,000	Siliconware Precision Industries Co. Ltd.	749,656
2,006,337	Taishin Financial Holding Co. Ltd.	943,518
799,089	Taiwan Cement Corp.	926,235
368,400	Taiwan Mobile Co. Ltd.	1,317,653
3,449,000	Taiwan Semiconductor Manufacturing Co. Ltd.	24,500,687
1,467,000	Tatung Co. Ltd.(a)	617,009
303,000	TPK Holding Co. Ltd.(a)	1,018,513
1,383,941	Uni-President Enterprises Corp.	2,649,130
3,656,000	United Microelectronics Corp.	1,682,979
1,306,000	Walsin Lihwa Corp.	575,245
2,041,018	Wistron Corp.	2,061,600
570,000	WPG Holdings Ltd.	798,496
2,505,671	Yuanta Financial Holding Co. Ltd.	1,074,612

		126,934,243

	Thailand - 3.6%
405,129	Advanced Info Service PCL NVDR	2,258,393
713,278	Bangchak Corp. PCL NVDR	744,862
103,490	Bangkok Bank PCL	573,796
83,538	Bangkok Bank PCL NVDR	450,620
1,897,566	Banpu PCL NVDR	929,495
1,633,761	Charoen Pokphand Foods PCL NVDR	1,207,775
717,117	CP ALL PCL NVDR	1,309,178
5,509,366	IRPC PCL NVDR	910,598
263,452	Kasikornbank PCL NVDR	1,524,034
2,448,575	Krung Thai Bank PCL NVDR	1,331,847
737,521	PTT Exploration & Production PCL NVDR	1,950,381
959,194	PTT Global Chemical PCL NVDR	2,068,191
757,598	PTT PCL NVDR	8,833,502
98,505	Siam Cement PCL (The) NVDR	1,497,860
721,749	Siam Commercial Bank PCL (The) NVDR	3,188,349
503,894	Thai Oil PCL NVDR	1,298,481
505,247	Thanachart Capital PCL NVDR	725,002

Schedule of Investments

585,073	Total Access Communication PCL NVDR	$953,833

		31,756,197

	Turkey - 2.6%
865,868	Akbank TAS	2,570,340
54,588	BIM Birlesik Magazalar AS	1,062,744
613,683	Eregli Demir ve Celik Fabrikalari TAS	1,365,423
529,066	Haci Omer Sabanci Holding AS	1,623,091
358,579	KOC Holding AS	1,666,886
80,251	Tupras Turkiye Petrol Rafinerileri AS	2,468,806
555,640	Turk Hava Yollari AO(a)	1,392,392
366,167	Turk Telekomunikasyon AS(a)	753,398
350,682	Turkcell Iletisim Hizmetleri AS	1,279,858
931,219	Turkiye Garanti Bankasi AS	2,785,478
490,412	Turkiye Halk Bankasi AS	2,100,185
850,578	Turkiye Is Bankasi AS, Class C	1,827,331
686,098	Turkiye Vakiflar Bankasi TAO, Class D	1,370,774
582,626	Yapi ve Kredi Bankasi AS(a)	750,677

		23,017,383

	Total Investments (Cost $779,729,521)(f) - 99.6%	885,456,416
	Other assets less liabilities - 0.4%	3,351,161

	Net Assets - 100.0%	$888,807,577

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $37,422,291, which represented 4.21% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for the PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated with the Fund.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares India Portfolio	$7,130,798	$664,167	$(389,634)	$1,496,618	$(62,893)	$8,839,056	$85,561

(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $834,470,536. The net unrealized appreciation was $50,985,880, which consisted of aggregate gross unrealized appreciation of $138,538,875 and aggregate gross unrealized depreciation of $87,552,995.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 3.8%
51,150	Costa Group Holdings Ltd.	$195,194
50,143	GrainCorp Ltd., Class A	349,477
48,423	Nufarm Ltd.	327,051

		871,722

	Brazil - 0.2%
5,500	SLC Agricola SA	38,298

	Canada - 8.4%
109,244	Potash Corp. of Saskatchewan, Inc.	1,948,056

	Chile - 3.3%
18,434	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	755,904

	China - 1.3%
519,164	China Agri-Industries Holdings Ltd.	232,655
413,935	Sinofert Holdings Ltd.(a)	57,240

		289,895

	Germany - 4.0%
35,228	K+S AG(b)	913,537

	Hong Kong - 0.6%
1,531,913	C.P. Pokphand Co. Ltd.	143,185

	Indonesia - 4.6%
1,620,115	Golden Agri-Resources Ltd.	471,519
90,695	PT Astra Agro Lestari Tbk	100,231
1,699,878	PT Charoen Pokphand Indonesia Tbk	340,639
4,679,091	PT Eagle High Plantations Tbk(a)	76,557
659,036	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	69,742

		1,058,688

	Ireland - 0.6%
19,055	Origin Enterprises PLC	147,825

	Israel - 3.4%
122,397	Israel Chemicals Ltd.	584,840
960	Israel Corp. Ltd. (The)(a)	212,581

		797,421

	Japan - 2.2%
6,454	Hokuto Corp.	114,892
22,316	Kumiai Chemical Industry Co. Ltd.(b)	130,065
8,885	Sakata Seed Corp.	270,583

		515,540

	Malaysia - 6.1%
352,400	Felda Global Ventures Holdings Bhd	134,161
62,500	Genting Plantations Bhd	156,487
548,090	IOI Corp. Bhd	572,221
82,974	Kuala Lumpur Kepong Bhd	480,615
11,300	United Plantations Bhd	72,844

		1,416,328

	Netherlands - 1.6%
16,846	OCI NV(a)(b)	$359,790

	Norway - 4.1%
24,192	Yara International ASA	959,242

	Russia - 3.8%
63,536	PhosAgro PJSC GDR(c)	876,797

	Singapore - 4.3%
93,347	First Resources Ltd.	128,617
352,543	Wilmar International Ltd.	867,590

		996,207

	Taiwan - 1.0%
175,099	Taiwan Fertilizer Co. Ltd.	237,753

	United Kingdom - 1.6%
922,549	Sirius Minerals PLC(a)	367,305

	United States - 45.2%
4,701	American Vanguard Corp.	83,208
43,397	Archer-Daniels-Midland Co.	1,830,485
22,564	Bunge Ltd.	1,768,792
31,863	CF Industries Holdings, Inc.	935,179
26,378	Darling Ingredients, Inc.(a)	429,170
23,941	FMC Corp.	1,828,614
6,021	Fresh Del Monte Produce, Inc.	309,901
7,908	Ingredion, Inc.	975,214
63,292	Mosaic Co. (The)	1,527,869
7,719	Scotts Miracle-Gro Co. (The)	740,947

		10,429,379

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $25,239,714) - 100.1%	23,122,872

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.5%
1,031,978	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,031,978)	1,031,978

	Total Investments (Cost $26,271,692)(f) - 104.6%	24,154,850
	Other assets less liabilities - (4.6)%	(1,058,070)

	Net Assets - 100.0%	$23,096,780

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 3.80% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,979,878. The net unrealized depreciation was $2,825,028, which consisted of aggregate gross unrealized appreciation of $2,663,780 and aggregate gross unrealized depreciation of $5,488,808.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Austria - 0.8%
21,705	Verbund AG	$427,996

	Brazil - 1.1%
111,400	Sao Martinho SA	625,979

	Canada - 6.0%
73,132	Ballard Power Systems, Inc.(a)	212,867
59,407	Boralex, Inc., Class A	1,057,930
43,503	Canadian Solar, Inc.(a)(b)	736,941
36,256	Innergex Renewable Energy, Inc.	424,153
82,936	TransAlta Renewables, Inc.	969,593

		3,401,484

	China - 12.9%
132,421	BYD Co. Ltd., H-Shares	825,708
423,876	China Everbright International Ltd.	553,579
1,318,822	China Longyuan Power Group Corp., H-Shares	965,879
442,386	China Power Clean Energy Development Co. Ltd.	275,282
451,081	China Singyes Solar Technologies Holdings Ltd.	171,535
1,964,945	China Titans Energy Technology Group Co. Ltd.(a)	244,041
6,463,072	GCL-Poly Energy Holdings Ltd.(a)	686,843
3,153,211	Huaneng Renewables Corp. Ltd., H-Shares	960,883
30,194	JA Solar Holdings Co. Ltd. ADR(a)	189,618
66,575	Kandi Technologies Group, Inc.(a)(b)	266,300
3,403,054	Shunfeng International Clean Energy Ltd.(a)	185,182
604,965	Wasion Group Holdings Ltd.	268,008
884,288	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,006,552
2,304,280	Xinyi Solar Holdings Ltd.	725,790

		7,325,200

	Denmark - 4.7%
21,540	DONG Energy A/S(c)	1,034,374
12,171	Novozymes A/S, Class B	559,959
11,251	Vestas Wind Systems A/S	1,095,196

		2,689,529

	Finland - 1.8%
122,876	Caverion Corp.(a)	1,024,237

	France - 0.3%
6,861	Albioma SA	160,569

	Germany - 6.6%
27,345	Capital Stage AG	195,695
13,498	Cropenergies AG	144,182
82,368	Nordex SE(a)(b)	1,120,672
12,052	Osram Licht AG	1,001,899
17,445	Senvion SA(a)	263,575
23,286	SMA Solar Technology AG(b)	841,746

14,314	VERBIO Vereinigte BioEnergie AG	$162,113

		3,729,882

	Guernsey - 1.8%
700,287	Renewables Infrastructure Group Ltd. (The)	1,012,776

	Hong Kong - 5.3%
1,019,960	Canvest Environmental Protection Group Co. Ltd.(c)	557,637
899,236	China High Speed Transmission Equipment Group Co. Ltd.	971,755
19,715,945	FDG Electric Vehicles Ltd.(a)	795,186
4,953,563	Panda Green Energy Group Ltd.(a)	659,617

		2,984,195

	Ireland - 1.7%
29,565	Kingspan Group PLC	980,183

	Japan - 6.2%
17,900	eRex Co. Ltd.(b)	157,301
195,194	GS Yuasa Corp.	920,368
290,335	Meidensha Corp.	1,030,013
6,877	Odelic Co. Ltd.	314,925
51,539	Takuma Co. Ltd.	527,074
33,239	Tanaka Chemical Corp.(a)(b)	384,146
27,161	West Holdings Corp.(b)	209,186

		3,543,013

	Netherlands - 1.7%
25,029	Philips Lighting NV(c)	947,246

	New Zealand - 1.5%
104,505	Contact Energy Ltd.	419,970
163,464	Mercury NZ Ltd.	426,499

		846,469

	Philippines - 0.7%
3,310,718	Energy Development Corp.	391,696

	Spain - 6.1%
31,620	Atlantica Yield PLC	683,308
125,258	EDP Renovaveis SA	997,426
85,751	Saeta Yield SA	980,675
47,280	Siemens Gamesa Renewable Energy SA	772,042

		3,433,451

	Sweden - 1.7%
104,242	Nibe Industrier AB, Class B	992,928

	Switzerland - 0.9%
2,026	Credit Suisse Real Estate Fund Green Property	282,214
149,523	Meyer Burger Technology AG(a)(b)	235,555

		517,769

	Taiwan - 5.2%
339,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(a)	243,622
1,046,131	Epistar Corp.(a)	1,001,248
174,000	Everlight Electronics Co. Ltd.	264,785
20,000	Gigasolar Materials Corp.	167,575
220,000	Motech Industries, Inc.(a)	177,046
396,241	Neo Solar Power Corp.(a)	183,059
441,000	Sino-American Silicon Products, Inc.	886,513

		2,923,848

	Thailand - 2.4%
496,466	Energy Absolute PCL NVDR	552,018
314,434	SPCG PCL NVDR	190,872
16,602,382	Superblock PCL NVDR(a)	643,610

		1,386,500

Schedule of Investments

	Turkey - 0.2%
383,808	Akenerji Elektrik Uretim AS(a)	$127,440

	United Kingdom - 4.2%
21,310	Dialight PLC(a)	254,251
121,055	Drax Group PLC	508,143
118,694	GCP Infrastructure Investments Ltd.	200,295
622,791	Greencoat UK Wind PLC	1,014,005
28,580	Ricardo PLC	291,066
201,373	Utilitywise PLC	127,430

		2,395,190

	United States - 26.1%
5,543	Acuity Brands, Inc.	1,123,289
39,107	Ameresco, Inc., Class A(a)	256,151
38,697	Cree, Inc.(a)	1,002,639
16,916	First Solar, Inc.(a)	834,128
27,371	Green Plains, Inc.	540,577
39,880	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	927,210
14,173	Itron, Inc.(a)	1,034,629
31,811	LSI Industries, Inc.	266,258
41,220	Maxwell Technologies, Inc.(a)(b)	241,137
54,265	NRG Yield, Inc., Class C	1,009,329
6,668	Ormat Technologies, Inc.	395,412
39,007	Pattern Energy Group, Inc.	979,076
96,536	Plug Power, Inc.(a)(b)	218,171
1,564,866	REC Silicon ASA(a)	192,207
11,914	Renewable Energy Group, Inc.(a)	148,925
24,293	Silver Spring Networks, Inc.(a)	274,754
9,379	SolarEdge Technologies, Inc.(a)	215,248
75,084	SunPower Corp.(a)(b)	836,436
28,425	Sunrun, Inc.(a)(b)	214,040
55,927	TerraForm Power, Inc., Class A(a)	749,422
2,593	Tesla, Inc.(a)(b)	838,758
15,071	TPI Composites, Inc.(a)	283,938
8,329	Universal Display Corp.	1,004,477
33,864	Veeco Instruments, Inc.(a)	1,043,011
33,187	Vivint Solar, Inc.(a)	170,913

		14,800,135

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $47,330,280) - 99.9%	56,667,715

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.5%
5,965,254	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $5,965,254)	5,965,254

	Total Investments (Cost $53,295,534)(f) - 110.4%	62,632,969
	Other assets less liabilities - (10.4)%	(5,885,251)

	Net Assets - 100.0%	$56,747,718

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $2,539,257, which represented 4.47% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,775,629. The net unrealized appreciation was $7,857,340, which consisted of aggregate gross unrealized appreciation of $12,349,912 and aggregate gross unrealized depreciation of $4,492,572.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Australia - 12.7%
286,290	Evolution Mining Ltd.	$507,403
156,697	Newcrest Mining Ltd.	2,527,002
141,901	Northern Star Resources Ltd.	498,461
145,182	OceanaGold Corp.	395,882
46,261	Orocobre Ltd.(a)	118,184
118,378	Regis Resources Ltd.	361,962
178,116	Saracen Mineral Holdings Ltd.(a)	191,258
109,287	St. Barbara Ltd.(a)	236,446

		4,836,598

	Canada - 51.2%
30,925	Agnico Eagle Mines Ltd.	1,439,482
70,682	Alamos Gold, Inc., Class A	499,078
197,734	B2Gold Corp.(a)	494,908
180,759	Barrick Gold Corp.	3,046,979
50,243	Centerra Gold, Inc.	267,175
41,256	Detour Gold Corp.(a)	517,288
187,242	Eldorado Gold Corp.	395,281
39,003	First Majestic Silver Corp.(a)(b)	319,996
37,623	Fortuna Silver Mines, Inc.(a)	187,431
34,547	Franco-Nevada Corp.	2,495,407
185,907	Goldcorp, Inc.	2,433,567
40,841	Guyana Goldfields, Inc.(a)	157,087
98,805	IAMGOLD Corp.(a)	531,732
279,870	Kinross Gold Corp.(a)	1,150,319
45,247	Kirkland Lake Gold Ltd.	467,467
19,082	MAG Silver Corp.(a)	261,232
136,050	New Gold, Inc.(a)	453,663
50,924	NovaGold Resources, Inc.(a)(b)	226,410
25,196	Osisko Gold Royalties Ltd.	322,569
34,008	Pan American Silver Corp.	571,083
39,398	Premier Gold Mines Ltd.(a)	106,800
38,401	Sandstorm Gold Ltd.(a)	157,836
9,997	Seabridge Gold, Inc.(a)	115,674
76,764	SEMAFO, Inc.(a)	184,767
28,240	Silver Standard Resources, Inc.(a)	273,695
18,848	Torex Gold Resources, Inc.(a)	342,581
73,155	Wheaton Precious Metals Corp.	1,478,836
208,329	Yamana Gold, Inc.	541,417

		19,439,760

	China - 1.8%
218,242	Zhaojin Mining Industry Co. Ltd., H-Shares	179,117
1,354,588	Zijin Mining Group Co. Ltd., H-Shares	490,834

		669,951

	Japan - 0.4%
8,578	Asahi Holdings, Inc.	160,932

	Jersey Island - 5.3%
258,617	Centamin PLC	565,973
15,722	Randgold Resources Ltd.	1,463,333

		2,029,306

	Mexico - 2.3%
43,530	Fresnillo PLC	881,476

	Monaco - 0.8%
16,871	Endeavour Mining Corp.(a)	$320,273

	Peru - 0.4%
39,551	Hochschild Mining PLC	164,978

	Russia - 1.5%
47,766	Polymetal International PLC	581,234

	South Africa - 8.5%
14,019	Anglo American Platinum Ltd.(a)	342,874
81,215	AngloGold Ashanti Ltd.	819,306
163,059	Gold Fields Ltd.	654,770
68,611	Harmony Gold Mining Co. Ltd.	121,894
125,006	Impala Platinum Holdings Ltd.(a)	333,602
106,000	Northam Platinum Ltd.(a)	368,926
457,103	Sibanye Gold Ltd.	582,389

		3,223,761

	Turkey - 0.3%
10,907	Koza Altin Isletmeleri AS(a)	99,981

	United Kingdom - 0.4%
34,883	Acacia Mining PLC	80,111
47,807	Lonmin PLC(a)	52,154

		132,265

	United States - 14.6%
69,817	Alacer Gold Corp.(a)(b)	116,124
36,014	Coeur Mining, Inc.(a)	298,196
80,469	Hecla Mining Co.	435,337
87,546	Newmont Mining Corp.	3,254,085
12,197	Royal Gold, Inc.	1,056,992
67,890	Tahoe Resources, Inc.	370,245

		5,530,979

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $41,443,187) - 100.2%	38,071,494

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
485,224	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(c)(d) (Cost $485,224)	485,224

	Total Investments (Cost $41,928,411)(e) - 101.5%	38,556,718
	Other assets less liabilities - (1.5)%	(558,344)

	Net Assets - 100.0%	$37,998,374

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,499,561. The net unrealized depreciation was $5,942,843, which consisted of aggregate gross unrealized appreciation of $3,072,250 and aggregate gross unrealized depreciation of $9,015,093.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 3.2%
570,241	Cia de Saneamento Basico do Estado de Sao Paulo	$6,122,107

	Canada - 1.1%
18,442	Pure Technologies Ltd.	74,178
77,510	Stantec, Inc.	1,966,029

		2,040,207

	Cayman Islands - 0.0%
4,517	Consolidated Water Co. Ltd.	58,269

	China - 4.7%
5,573,944	Beijing Enterprises Water Group Ltd.	4,631,780
398,040	China Everbright Water Ltd.	143,707
3,387,681	CT Environmental Group Ltd.	607,255
2,579,524	Guangdong Investment Ltd.	3,633,063

		9,015,805

	Finland - 0.2%
27,861	Uponor Oyj	448,049

	France - 12.1%
418,475	Suez	7,538,881
696,106	Veolia Environnement SA	15,638,617

		23,177,498

	Hong Kong - 0.2%
722,909	China Water Affairs Group Ltd.	394,306

	Italy - 1.1%
33,154	ACEA SpA	495,643
535,206	Hera SpA	1,722,653

		2,218,296

	Japan - 5.3%
135,425	Kurita Water Industries Ltd.	3,848,450
14,107	METAWATER Co. Ltd.	389,396
10,434	Torishima Pump Manufacturing Co. Ltd.	106,517
146,286	TOTO Ltd.	5,884,803

		10,229,166

	Netherlands - 2.8%
93,007	Aalberts Industries NV	4,046,281
69,247	Arcadis NV	1,411,186

		5,457,467

	Singapore - 0.1%
609,632	SIIC Enviornment Holdings Ltd.	217,854

	South Korea - 2.0%
42,518	Coway Co. Ltd.	3,765,277

	Spain - 2.3%
51,247	Acciona SA	4,365,363

	Switzerland - 13.9%
176,843	Ferguson PLC	10,554,290
33,241	Geberit AG	16,027,065

		26,581,355

	United Kingdom - 14.2%
189,755	Halma PLC	$2,749,297
348,995	Pennon Group PLC	3,703,785
92,748	Pentair PLC	5,849,616
125,489	Polypipe Group PLC	663,739
197,785	Severn Trent PLC	5,840,796
36,934	Spirax-Sarco Engineering PLC	2,707,271
477,119	United Utilities Group PLC	5,645,363

		27,159,867

	United States - 36.8%
65,454	A.O. Smith Corp.	3,505,062
73,889	American Water Works Co., Inc.	5,992,398
51,853	Aqua America, Inc.	1,730,853
183,542	Danaher Corp.	14,956,837
117,360	Ecolab, Inc.	15,452,791
162,253	HD Supply Holdings, Inc.(a)	5,271,600
29,118	IDEX Corp.	3,393,412
34,309	Roper Technologies, Inc.	7,975,470
36,047	Waters Corp.(a)	6,251,992
106,190	Xylem, Inc.	6,024,159

		70,554,574

	Total Investments (Cost $152,720,966)(b) - 100.0%	191,805,460
	Other assets less liabilities - 0.0%	18,721

	Net Assets - 100.0%	$191,824,181

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $160,138,565. The net unrealized appreciation was $31,666,895, which consisted of aggregate gross unrealized appreciation of $39,683,831 and aggregate gross unrealized depreciation of $8,016,936.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Australia - 9.2%
1,336,277	GWA Group Ltd.	$3,456,488
1,784,023	Qantas Airways Ltd.	7,577,144
398,059	Seven Group Holdings Ltd.	3,800,775

		14,834,407

	Canada - 19.5%
25	Canadian Pacific Railway Ltd.	3,902
82,070	Dollarama, Inc.	7,997,978
255,094	Gildan Activewear, Inc.	7,663,733
212,846	Great Canadian Gaming Corp.(a)	4,129,098
262,103	Home Capital Group, Inc.	2,892,344
46	Maple Leaf Foods, Inc.	1,268
181,722	TFI International, Inc.	4,259,143
82,808	West Fraser Timber Co. Ltd.	4,386,894

		31,334,360

	China - 0.0%
25	China Evergrande Group(a)	70

	Denmark - 7.7%
134,207	GN Store Nord A/S	4,068,136
67,673	Jyske Bank A/S	4,223,896
122,727	Topdanmark A/S(a)	4,181,277

		12,473,309

	France - 7.3%
104,458	IPSOS	3,592,462
28	SFR Group SA(a)	1,040
352,123	Vivendi SA	8,124,548

		11,718,050

	Germany - 5.1%
98,392	Osram Licht AG	8,179,458

	Japan - 29.3%
46,600	Broadleaf Co. Ltd.	312,930
20	Ci:z Holdings Co. Ltd.	719
45	Credit Saison Co. Ltd.	865
19	DMG Mori Co. Ltd.	315
6	Duskin Co. Ltd.	163
10	EDION Corp.	92
26	Enplas Corp.	1,067
92,100	Fuji Machine Manufacturing Co. Ltd.	1,497,005
2	FUJIFILM Holdings Corp.	73
43	Fujitec Co. Ltd.	593
15,600	Godo Steel Ltd.	296,908
25	Heiwado Co. Ltd.	568
49,100	HIS Co. Ltd.	1,508,616
33	Hoya Corp.	1,859
70,984	J Trust Co. Ltd.	565,328
101,200	Kagome Co. Ltd.	3,068,193
118,100	Kitz Corp.	1,054,932
61,300	Komori Corp.	728,421
42,100	Macnica Fuji Electronics Holdings, Inc.	669,439
227,338	Marui Group Co. Ltd.	3,090,291
14,793	Melco Holdings, Inc.	494,684

46,000	Mixi, Inc.	$2,526,992
60,300	Nichi-iko Pharmaceutical Co. Ltd.	922,823
88,000	Nihon Unisys Ltd.	1,465,406
79,400	Nikkiso Co. Ltd.	819,905
786,700	Nissan Motor Co. Ltd.	7,803,278
160,000	Onward Holdings Co. Ltd.	1,158,424
95,400	OSG Corp.	2,010,829
28,000	Qol Co. Ltd.	451,315
9,600	Roland DG Corp.	240,315
37	Ryosan Co. Ltd.	1,445
211,700	Seibu Holdings, Inc.	3,690,069
57,100	Sodick Co. Ltd.	695,050
96,700	SoftBank Group Corp.	7,839,618
46,800	Star Micronics Co. Ltd.	774,670
14	Suzuki Motor Corp.	663
18	Tamron Co. Ltd.	337
46,500	T-Gaia Corp.	929,200
31	Tokyo Electron Ltd.	4,370
160,000	Toshiba Machine Co. Ltd.	758,767
104,000	Toyo Kanetsu KK	339,780
69,000	Tsugami Corp.	552,649
27,500	United Arrows Ltd.	832,504

		47,111,470

	Netherlands - 1.1%
320,798	BinckBank NV	1,759,106

	South Africa - 4.2%
345,261	African Rainbow Minerals Ltd.	2,454,346
471,320	Barloworld Ltd.	4,236,388

		6,690,734

	South Korea - 2.5%
114,671	Samsung Card Co. Ltd.	4,068,128

	Sweden - 2.6%
282,170	Com Hem Holding AB	4,116,189

	Switzerland - 0.0%
23	Cembra Money Bank AG	2,068

	Taiwan - 3.0%
1,097,700	Darfon Electronics Corp.	932,457
8,884,600	Walsin Lihwa Corp.	3,913,337

		4,845,794

	Turkey - 0.5%
299,405	Dogus Otomotiv Servis ve Ticaret AS(a)	815,713

	United Kingdom - 2.5%
705,288	Paragon Group of Cos. PLC (The)	4,026,105
90,508	Sole Realisation Co. PLC(a)	83,525

		4,109,630

	United States - 5.0%
118,622	Carnival PLC	8,006,927

	Total Investments (Cost $157,546,969)(b) - 99.5%	160,065,413
	Other assets less liabilities - 0.5%	790,217

	Net Assets - 100.0%	$160,855,630

Notes to Schedule of Investments:

(a)	Non-income producing security.

Schedule of Investments

(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $158,258,422. The net unrealized appreciation was $1,806,991, which consisted of aggregate gross unrealized appreciation of $3,233,072 and aggregate gross unrealized depreciation of $1,426,081.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 101.5%
	Consumer Discretionary - 18.3%
400	Aoyama Trading Co. Ltd.	$13,919
864	Autobacs Seven Co. Ltd.	14,372
300	Daiichikosho Co. Ltd.	14,417
100	Hikari Tsushin, Inc.	10,905
320	McDonald’s Holdings Co. Japan Ltd.	12,989
300	Nifco, Inc.	17,268
200	Oriental Land Co. Ltd.	14,469
200	Rinnai Corp.	18,643
467	Sankyo Co. Ltd.	15,300
673	Sekisui Chemical Co. Ltd.	12,376
800	Sekisui House Ltd.	13,839
563	Shimachu Co. Ltd.	14,078
811	Shochiku Co. Ltd.	11,098
1,000	Skylark Co. Ltd.	15,078
479	Toho Co. Ltd.	17,232
1,002	Wacoal Holdings Corp.	14,056
2,658	Yamada Denki Co. Ltd.	14,169
800	Zensho Holdings Co. Ltd.	14,444

		258,652

	Consumer Staples - 16.1%
900	Aeon Co. Ltd.	13,541
305	Asahi Group Holdings Ltd.	12,419
580	House Foods Group, Inc.	14,949
286	Ito EN Ltd.	10,561
400	Japan Tobacco, Inc.	13,879
447	Kagome Co. Ltd.	13,552
200	Kao Corp.	12,153
615	Kirin Holdings Co. Ltd.	13,528
164	Kobayashi Pharmaceutical Co. Ltd.	10,182
258	Lawson, Inc.	17,535
200	MEIJI Holdings Co. Ltd.	15,910
700	Nisshin Seifun Group, Inc.	11,479
248	Nissin Foods Holdings Co. Ltd.	15,554
287	Seven & i Holdings Co. Ltd.	11,545
239	Sugi Holdings Co. Ltd.	12,178
286	Suntory Beverage & Food Ltd.	14,003
421	Toyo Suisan Kaisha Ltd.	15,279

		228,247

	Financials - 1.0%
3,604	Aozora Bank Ltd.	13,830

	Health Care - 6.8%
1,025	Astellas Pharma, Inc.	13,061
600	Daiichi Sankyo Co. Ltd.	13,076
572	Mitsubishi Tanabe Pharma Corp.	13,610
288	Sawai Pharmaceutical Co. Ltd.	16,212
200	Taisho Pharmaceutical Holdings Co. Ltd.	14,969
270	Takeda Pharmaceutical Co. Ltd.	14,251
300	Terumo Corp.	11,335

		96,514

	Industrials - 40.1%
378	Aica Kogyo Co. Ltd.	12,127

4,311	ANA Holdings, Inc.	$14,767
100	Central Japan Railway Co.	16,064
643	COMSYS Holdings Corp.	13,163
1,393	Dai Nippon Printing Co. Ltd.	15,343
134	East Japan Railway Co.	12,552
500	Hankyu Hanshin Holdings, Inc.	17,806
1,000	ITOCHU Corp.	15,661
3,208	Iwatani Corp.	20,759
400	Japan Airlines Co. Ltd.	12,916
2,000	Kajima Corp.	17,413
1,251	Kamigumi Co. Ltd.	13,382
2,000	Keihan Holdings Co. Ltd.	12,924
1,537	Keikyu Corp.	17,819
1,411	Keio Corp.	11,799
4,084	Kintetsu Group Holdings Co. Ltd.	15,635
527	Kurita Water Industries Ltd.	14,976
1,000	Maeda Road Construction Co. Ltd.	20,589
300	Makita Corp.	11,715
2,300	Marubeni Corp.	15,222
1,100	Mitsui & Co. Ltd.	15,978
4,144	Nagoya Railroad Co. Ltd.	18,977
2,293	Nankai Electric Railway Co. Ltd.	11,268
732	Nippo Corp.	14,859
2,857	Nishimatsu Construction Co. Ltd.	16,419
1,200	Obayashi Corp.	14,422
700	Odakyu Electric Railway Co. Ltd.	13,842
2,000	Okumura Corp.	14,535
701	Recruit Holdings Co. Ltd.	12,111
191	Secom Co. Ltd.	14,308
1,000	Shimizu Corp.	10,553
3,038	Sotetsu Holdings, Inc.	14,847
1,100	Sumitomo Corp.	14,848
1,876	Taisei Corp.	17,929
3,715	Tobu Railway Co., Ltd.	19,635
752	Tokyu Corp.	11,046
1,531	Toppan Printing Co. Ltd.	16,156
200	West Japan Railway Co.	14,332

		568,697

	Information Technology - 8.5%
443	Azbil Corp.	17,460
483	Canon, Inc.	16,773
403	FUJIFILM Holdings Corp.	14,782
33	Keyence Corp.	15,238
340	Nomura Research Institute Ltd.	12,708
1,252	NTT Data Corp.	13,631
200	OBIC Co. Ltd.	12,471
259	Oracle Corp. Japan	17,369

		120,432

	Materials - 2.9%
449	Maruichi Steel Tube Ltd.	13,836
600	Nippon Paper Industries Co. Ltd.	11,941
1,648	Toray Industries, Inc.	14,870

		40,647

	Real Estate - 1.2%
99	Daito Trust Construction Co. Ltd.	16,701

	Telecommunication Services - 2.9%
500	KDDI Corp.	13,213
300	Nippon Telegraph & Telephone Corp.	14,634
600	NTT DoCoMo, Inc.	13,918

		41,765

	Utilities - 3.7%
1,152	Chugoku Electric Power Co., Inc. (The)	12,605
3,746	Osaka Gas Co. Ltd.	14,968
1,957	Toho Gas Co. Ltd.	13,230

Schedule of Investments

900	Tohoku Electric Power Co., Inc.	$12,234

		53,037

	Total Investments (Cost $1,276,371)(b) - 101.5%	1,438,522
	Other assets less liabilities - (1.5)%	(21,413)

	Net Assets - 100.0%	$1,417,109

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,295,893. The net unrealized appreciation was $142,629, which consisted of aggregate gross unrealized appreciation of $182,417 and aggregate gross unrealized depreciation of $39,788.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
08/02/2017	CIBC World Markets Corp.	JPY	50,817,000	USD	452,793	$459,903	$(7,110)
08/02/2017	Goldman Sachs & Co. LLC	JPY	50,817,000	USD	452,773	459,903	(7,130)
08/02/2017	RBC Capital Markets LLC	JPY	50,816,000	USD	452,774	459,894	(7,120)
09/05/2017	CIBC World Markets Corp.	JPY	50,817,000	USD	460,558	460,690	(132)
09/05/2017	Goldman Sachs & Co. LLC	JPY	50,817,000	USD	460,560	460,690	(130)
09/05/2017	RBC Capital Markets LLC	JPY	47,736,000	USD	432,634	432,759	(125)

Total Forward Foreign Currency Contracts - Currency Risk							$(21,747)

Currency Abbreviations:

JPY - Japanese Yen

USD - U.S. Dollar

Schedule of Investments

PowerShares S&P International Developed Quality Portfolio (IDHQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Australia - 5.2%
6,214	Aristocrat Leisure Ltd.	$100,459
1,988	Caltex Australia Ltd.	49,423
736	CIMIC Group Ltd.	24,338
525	Cochlear Ltd.	59,873
2,810	Crown Resorts Ltd.	28,536
3,727	CSL Ltd.	374,907
13,566	Fortescue Metals Group Ltd.	62,167
4,555	Harvey Norman Holdings Ltd.	15,891
3,835	LendLease Group	51,589
21,569	Medibank Private Ltd.	46,837
2,599	Orica Ltd.	41,270
5,691	Qantas Airways Ltd.	24,171
2,252	SEEK Ltd.	30,744
39,988	South32 Ltd.	92,900
36,639	Telstra Corp. Ltd.	119,928
8,450	Woolworths Ltd.	180,120

		1,303,153

	Austria - 0.1%
69	Lenzing AG	12,284
281	Oesterreichische Post AG	12,893

		25,177

	Belgium - 1.3%
1,364	Ageas	61,214
464	Colruyt SA	25,920
2,566	KBC Group NV	211,772
924	Proximus SADP	32,350

		331,256

	Canada - 6.0%
7,819	Barrick Gold Corp.	131,802
5,771	Canadian National Railway Co.	454,647
1,083	Canadian Pacific Railway Ltd.	169,038
1,876	CGI Group, Inc., Class A(a)	98,754
2,370	CI Financial Corp.	51,473
222	Constellation Software, Inc.	119,233
1,431	Gildan Activewear, Inc.	42,991
1,783	Great-West Lifeco, Inc.	50,729
1,709	Imperial Oil Ltd.	48,897
1,628	Metro, Inc.	54,976
2,221	Open Text Corp.	74,060
1,431	Saputo, Inc.	48,358
2,492	Thomson Reuters Corp.	113,784
504	West Fraser Timber Co. Ltd.	26,700

		1,485,442

	China - 0.7%
37,190	BOC Hong Kong (Holdings) Ltd.	183,089

	Denmark - 6.3%
962	Coloplast A/S, Class B	82,357
507	H. Lundbeck A/S	30,343
22,918	Novo Nordisk A/S, Class B	974,105
1,862	Novozymes A/S, Class B	85,666
1,091	Pandora A/S	125,053

1,118	Tryg A/S	$25,116
2,633	Vestas Wind Systems A/S	256,302

		1,578,942

	Finland - 2.3%
931	Elisa Oyj	38,165
3,880	Kone Oyj, Class B	201,325
795	Metso Oyj	25,195
1,037	Neste Oyj	44,785
687	Nokian Renkaat Oyj	27,928
1,006	Orion Oyj, Class B	50,681
2,008	Outokumpu Oyj	16,832
3,541	UPM-Kymmene Oyj	96,063
1,120	Wartsila Oyj Abp	74,145

		575,119

	France - 6.8%
4,943	Airbus Group SE	411,443
17	Dassault Aviation SA	25,382
198	Hermes International	99,913
3,834	Peugeot SA	82,201
2,236	Safran SA	210,715
8,189	Sanofi	779,338
854	Thales SA	94,233

		1,703,225

	Germany - 3.0%
743	Continental AG	166,877
606	Covestro AG(b)	46,884
1,741	Deutsche Boerse AG	181,474
6,638	Deutsche Post AG	256,700
965	Innogy SE(b)	40,373
3,943	TUI AG	61,911

		754,219

	Hong Kong - 1.4%
1,676	ASM Pacific Technology Ltd.	21,717
11,932	Chow Tai Fook Jewellery Group Ltd.	12,390
5,238	CK Infrastructure Holdings Ltd.	48,858
2,200	Dairy Farm International Holdings Ltd.	17,732
18,857	Galaxy Entertainment Group Ltd.	116,737
18,646	Sands China Ltd.	86,543
9,952	Techtronic Industries Co. Ltd.	44,280

		348,257

	Ireland - 0.9%
1,285	Glanbia PLC	26,513
970	Kerry Group PLC, Class A	87,316
1,058	Ryanair Holdings PLC ADR(a)	119,903

		233,732

	Israel - 0.7%
7,094	Bank Hapoalim BM	49,161
340	Caesarstone Ltd.(a)	11,934
971	Check Point Software Technologies Ltd.(a)	102,713
8,068	Israel Discount Bank Ltd., Class A(a)	20,814

		184,622

	Italy - 0.9%
2,047	Banca Mediolanum SpA	17,835
915	Ferrari NV	96,120
2,015	Finecobank Banca Fineco SpA	17,616
1,185	Moncler SpA	31,714
791	Recordati SpA	33,666
452	Salvatore Ferragamo SpA	13,062

		210,013

	Japan - 21.9%
210	ABC-Mart, Inc.	11,954
1,467	Alfresa Holdings Corp.	26,978
15,708	Astellas Pharma, Inc.	200,162
1,483	Bandai Namco Holdings, Inc.	51,471
4,465	Bridgestone Corp.	188,185
1,781	Brother Industries Ltd.	45,454

Schedule of Investments

733	Calbee, Inc.	$30,350
524	Canon Marketing Japan, Inc.	11,552
5,238	Chiba Bank Ltd. (The)	37,545
7,386	Dai-ichi Life Holdings, Inc.	127,740
733	Daito Trust Construction Co. Ltd.	123,654
157	Disco Corp.	27,807
5,029	GungHo Online Entertainment, Inc.	13,563
2,619	Haseko Corp.	32,757
240	Hirose Electric Co. Ltd.	32,668
36,666	Hitachi Ltd.	252,061
395	Hoshizaki Corp.	38,179
2,671	Hoya Corp.	150,501
3,305	Japan Exchange Group, Inc.	59,253
524	Kagome Co. Ltd.	15,887
7,532	Kajima Corp.	65,576
1,362	Kakaku.com, Inc.	19,192
282	Kaken Pharmaceutical Co. Ltd.	15,007
4,719	Kao Corp.	286,740
723	Keyence Corp.	333,838
1,215	Kikkoman Corp.	37,166
5,971	Kirin Holdings Co. Ltd.	131,341
961	Koito Manufacturing Co. Ltd.	56,184
633	Konami Holdings Corp.	32,940
733	Kurita Water Industries Ltd.	20,830
2,759	Kyushu Financial Group, Inc.	17,304
419	Mabuchi Motor Co. Ltd.	22,070
1,656	Makita Corp.	64,669
419	McDonald’s Holdings Co. Japan Ltd.	17,007
1,320	Mitsubishi Gas Chemical Co., Inc.	30,547
3,552	MS&AD Insurance Group Holdings, Inc.	124,470
782	Nabtesco Corp.	25,372
314	Nifco, Inc.	18,074
388	Nippon Shinyaku Co. Ltd.	24,475
1,005	Nissan Chemical Industries Ltd.	33,426
1,013	Nitto Denko Corp.	90,377
1,099	Nomura Research Institute Ltd.	41,078
4,011	NSK Ltd.	51,837
7,874	NTT DoCoMo, Inc.	182,642
4,954	Obayashi Corp.	59,540
439	OBIC Co. Ltd.	27,374
2,305	Olympus Corp.	83,651
1,436	OMRON Corp.	71,608
369	Otsuka Corp.	24,145
1,048	Persol Holdings Co. Ltd.	19,823
890	Pigeon Corp.	32,944
596	Pola Orbis Holdings, Inc.	16,532
1,597	Renesas Electronics Corp.(a)	15,017
122	Ryohin Keikaku Co. Ltd.	31,136
314	SCREEN Holdings Co. Ltd.	21,029
335	Seria Co. Ltd.	16,584
210	Shimamura Co. Ltd.	26,075
576	Shimano, Inc.	84,345
2,410	Shin-Etsu Chemical Co. Ltd.	220,509
2,043	Shionogi & Co. Ltd.	109,014
4,190	Shizuoka Bank Ltd. (The)	37,351
1,467	Showa Shell Sekiyu K.K.	15,945
2,863	Sompo Holdings, Inc.	112,245
1,362	Sony Financial Holdings, Inc.	23,556
157	Sosei Group Corp.(a)	16,298
524	Square Enix Holdings Co. Ltd.	17,143
1,571	Start Today Co. Ltd.	44,289
5,117	Subaru Corp.	184,961
470	Sundrug Co. Ltd.	17,482
1,467	Suruga Bank Ltd.	35,342
1,106	Sysmex Corp.	63,260
5,110	T&D Holdings, Inc.	75,474
10,035	Taisei Corp.	95,904

4,663	Tokio Marine Holdings, Inc.	$196,024
1,002	Tokyo Electron Ltd.	141,239
4,086	Tosoh Corp.	48,627
934	TOTO Ltd.	37,573
629	Toyota Boshoku Corp.	13,138
795	Trend Micro, Inc.	39,716
3,127	Unicharm Corp.	80,075
1,609	USS Co. Ltd.	32,429
2,095	Yamaguchi Financial Group, Inc.	24,629
419	Zenkoku Hosho Co. Ltd.	17,974

		5,449,883

	Mexico - 0.1%
1,176	Fresnillo PLC	23,814

	Netherlands - 0.2%
1,031	Axfood AB	17,334
428	Koninklijke Vopak NV	20,318

		37,652

	New Zealand - 0.4%
5,210	a2 Milk Co. Ltd.(a)	17,226
4,199	Fisher & Paykel Healthcare Corp. Ltd.	34,536
4,177	SKYCITY Entertainment Group Ltd.	12,652
13,638	Spark New Zealand Ltd.	38,344

		102,758

	Norway - 0.3%
2,912	Marine Harvest ASA	53,991
1,418	Norwegian Finans Holding ASA(a)	15,165
479	Salmar ASA	12,397

		81,553

	Portugal - 0.2%
2,444	Jeronimo Martins SGPS SA	47,905

	Singapore - 1.1%
14,168	ComfortDelGro Corp. Ltd.	24,114
7,637	M1 Ltd.	10,157
4,501	SATS Ltd.	16,018
8,590	Singapore Exchange Ltd.	47,912
11,545	Singapore Technologies Engineering Ltd.	32,070
48,757	Singapore Telecommunications Ltd.	142,621

		272,892

	South Africa - 0.3%
2,345	Mondi PLC	61,676

	South Korea - 1.2%
749	Cheil Worldwide, Inc.	13,621
318	Coway Co. Ltd.	28,161
641	Grand Korea Leisure Co. Ltd.	13,146
247	GS Retail Co. Ltd.	10,683
120	Hanssem Co. Ltd.	18,873
699	Hanwha Chemical Corp.	21,050
514	Hyundai Development Co.-Engineering & Construction	19,590
226	Hyundai Elevator Co. Ltd.	10,845
263	KEPCO Plant Service & Engineering Co. Ltd.	10,576
863	KT&G Corp.	87,916
67	LG Household & Health Care Ltd.	59,333
70	SK Materials Co. Ltd.	11,547

		305,341

	Spain - 2.6%
1,395	ACS Actividades de Construccion y Servicios SA	53,329
481	Aena SA(b)	93,713
2,977	Amadeus IT Group SA	182,725
8,061	Industria de Diseno Textil SA	319,237

		649,004

Schedule of Investments

	Sweden - 2.7%
4,650	Atlas Copco AB, Class A	$168,202
1,099	BillerudKorsnas AB	17,350
2,215	Electrolux AB, Series B	75,631
7,599	Hennes & Mauritz AB, Class B	197,748
1,747	Hexpol AB, Class B	17,850
1,160	Industrivarden AB, Class C	28,107
1,190	Investor AB, Class A	54,902
1,983	Kinnevik AB, Class B	60,796
2,354	SKF AB, Class B	46,736

		667,322

	Switzerland - 13.9%
13,537	ABB Ltd.	318,485
355	Geberit AG	171,162
57	Givaudan SA	113,722
527	Kuehne + Nagel International AG	91,980
14,647	Nestle SA	1,240,255
4,881	Roche Holding AG	1,238,904
431	Schindler Holding AG-PC	93,182
48	SGS SA	106,363
158	Swisscom AG	77,408

		3,451,461

	United Kingdom - 19.3%
2,983	Admiral Group PLC	81,327
8,482	AstraZeneca PLC	510,917
7,515	Barratt Developments PLC	60,980
68,741	BT Group PLC	284,108
3,121	Burberry Group PLC	70,400
42,988	Centrica PLC	112,496
12,622	Compass Group PLC	269,072
17,654	Diageo PLC	569,868
10,119	Direct Line Insurance Group PLC	49,973
8,847	Experian PLC	175,768
2,010	IMI PLC	31,878
6,950	International Consolidated Airlines Group SA	52,960
1,193	Intertek Group PLC	67,646
36,426	ITV PLC	83,079
1,365	Johnson Matthey PLC	50,567
31,376	National Grid PLC	387,503
1,102	Next PLC	57,387
2,627	Persimmon PLC	86,721
4,364	Reckitt Benckiser Group PLC	423,959
7,418	RELX PLC	161,558
1,096	Schroders PLC	49,777
6,283	Smith & Nephew PLC	109,338
16,022	Standard Life PLC	92,179
1,839	Subsea 7 SA	27,091
28,270	Taylor Wimpey PLC	70,962
13,648	Unilever NV CVA	793,286
1,286	Whitbread PLC	65,239

		4,796,039

	United States - 0.2%
430	ICON PLC(a)	45,129

	Total Investments (Cost $22,740,866)(c) - 100.0%	24,908,675
	Other assets less liabilities - 0.0%	11,757

	Net Assets - 100.0%	$24,920,432

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $180,970, which represented less than 1% of the Fund’s Net Assets.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,767,318. The net unrealized appreciation was $2,141,357, which consisted of aggregate gross unrealized appreciation of $2,574,542 and aggregate gross unrealized depreciation of $433,185.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2017

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 95.1%
	U.S. Treasury Securities - 95.1%
	U.S. Treasury Bonds - 91.8%
$5,016,000	8.875%, 02/15/2019	$5,601,071
4,808,000	8.500%, 02/15/2020	5,660,949
4,695,000	7.875%, 02/15/2021	5,700,392
4,521,000	7.125%, 02/15/2023	5,759,505
4,648,000	6.250%, 08/15/2023	5,783,855
4,175,000	7.625%, 02/15/2025	5,786,124
4,495,000	6.000%, 02/15/2026	5,828,927
4,243,000	6.625%, 02/15/2027	5,831,639
4,281,000	6.125%, 11/15/2027	5,777,676
4,544,000	5.250%, 02/15/2029	5,863,001
4,063,000	6.250%, 05/15/2030	5,781,206
13,094,000	5.375%, 02/15/2031	17,559,512
13,813,000	4.500%, 02/15/2036	17,720,836
4,483,000	4.750%, 02/15/2037	5,936,124
4,681,000	4.375%, 02/15/2038	5,921,924
5,318,000	3.500%, 02/15/2039	5,965,610
4,555,000	4.625%, 02/15/2040	5,963,137
4,468,000	4.750%, 02/15/2041	5,970,803
5,729,000	3.125%, 02/15/2042	6,012,207
5,745,000	3.125%, 02/15/2043	6,012,614
5,259,000	3.625%, 02/15/2044	6,000,908
6,526,000	2.500%, 02/15/2045	6,029,411
6,547,000	2.500%, 02/15/2046	6,030,147
5,880,000	3.000%, 02/15/2047	5,994,154

		164,491,732

	U.S. Treasury Notes - 3.3%
5,792,000	2.000%, 02/15/2022	5,849,126

	Total Long-Term Investments (Cost $174,539,837)	170,340,858

	Short- Term Investments - 3.2%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Notes - 3.2%
5,637,000	3.500%, 02/15/2018 (Cost $5,695,008)	5,708,218

Number of Shares
	Money Market Fund - 0.0%
62,290	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(a) (Cost $62,290)	62,290

	Total Short-Term Investments (Cost $5,757,298)	5,770,508

	Total Investments (Cost $180,297,135)(b) - 98.3%	176,111,366
	Other assets less liabilities - 1.7%	3,124,939

	Net Assets - 100.0%	$179,236,305

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $180,743,753. The net unrealized depreciation was $4,632,387, which consisted of aggregate gross unrealized appreciation of $618,686 and aggregate gross unrealized depreciation of $5,251,073.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.4%
	Ad Valorem Property Tax - 18.4%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$887,701
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,762,650
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,093,820
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,267,826
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	938,784
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,292,160
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,574,625
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/2019	1,089,130
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,172,314
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/2017	500,000
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,128,080
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/2017	500,000
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,186,630
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,298,823
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,160,620
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,735,635
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,152,701
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,161,770
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,159,640
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,163,320
1,000,000	Simi Valley California Unified School District Election 2016 Ser. 17A	4.000	08/01/2046	1,055,280
2,100,000	West Contra Costa California Unified School District (Election of 2010) Ser. 11A AGM	5.250	08/01/2041	2,404,416
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/2032	2,280,560

				35,966,485

	College & University Revenue - 6.9%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,750,440
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,407,048
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,333,200
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,488,248
1,500,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	1,721,715
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,739,895

				13,440,546

	Electric Power Revenue - 8.9%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	2,189,460
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	2,243,700
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,908,800
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	5,030,851
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,167,890
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,159,590
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,751,400
575,000	Redding California Electric System COP Rev. Ser. 08A AGM(a)	5.000	06/01/2018	595,079
425,000	Redding California Electric System COP Rev. Ser. 08A AGM	5.000	06/01/2030	437,950

				17,484,720

	General Fund - 6.4%
25,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	25,051
2,025,000	California State Ser. 10	5.250	11/01/2040	2,279,947
2,000,000	California State Ser. 16	5.000	09/01/2046	2,344,560
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,183,710
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	3,073,643
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,332,457

Schedule of Investments

$2,000,000	California State Various Purpose Ser. 13	5.000%	04/01/2043	$2,281,300

				12,520,668

	Health, Hospital, Nursing Home Revenue - 15.7%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,144,440
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,426,324
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	588,610
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,697,205
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,295,180
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	526,665
2,265,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 08A(a)	5.000	08/15/2018	2,365,090
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,737,228
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,137,320
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	710,277
2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	2,311,560
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,030,320
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,126,530
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,109,050
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	566,390
495,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	510,944
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,122,470
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,696,662
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,130,950
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,112,700
1,000,000	California Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A	6.000	08/15/2042	1,135,740
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,171,246

				30,652,901

	Lease Revenue - 8.5%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	626,081
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,172,440
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	786,674
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,284,302
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,637,513
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,294,800
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,214,252
1,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	1,084,670
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,145,650
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,423,000
1,000,000	Yuba California Levee Financing Auth. (Levee Financing Project) Rev. Ser. 08A AGC(a)	5.000	09/01/2017	1,003,540

				16,672,922

Schedule of Investments

	Local or GTD Housing - 0.6%
$1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000%	05/15/2040	$1,122,650

	Miscellaneous Revenue - 2.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,063,500
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,759,110
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,159,870
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,152,670

				5,135,150

	Natural Gas Revenue - 1.4%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,703,250

	Port, Airport & Marina Revenue - 9.1%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,764,615
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	550,900
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	548,395
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,100,690
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,317,300
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	4,120,690
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,273,440
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,149,395

				17,825,425

	Recreational Revenue - 0.6%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,150,970

	Sales Tax Revenue - 2.0%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,558,785
2,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	2,342,320

				3,901,105

	Sewer Revenue - 2.1%
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/2038	401,252
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	676,955
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,221,310
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,771,913

				4,071,430

	Special Tax - 1.5%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,970,188

	Tax Increment Revenue - 2.1%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,129,800
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,888,500

				4,018,300

	Transit Revenue - 1.9%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,931,540
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,752,570

				3,684,110

	Water Revenue - 8.7%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,209,240
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,801,170
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,771,665
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,260,600
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,396,500

Schedule of Investments

$2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000%	08/15/2041	$2,150,200
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	509,570
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,189,720
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,779,329

				17,067,994

	Total Investments (Cost $186,960,252)(b)(c) - 97.4%			190,388,814
	Other assets less liabilities - 2.6%			5,110,468

	Net Assets - 100.0%			$195,499,282

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	12.4%

(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $3,428,562, which consisted of aggregate gross unrealized appreciation of $4,686,661 and aggregate gross unrealized depreciation of $1,258,099.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.8%
	Bonds - 44.9%
2,666,401	Aberdeen Asia-Pacific Income Fund, Inc.	$13,811,957
516,829	BlackRock Core Bond Trust	7,225,269
1,148,022	BlackRock Credit Allocation Income Trust	15,486,817
658,301	BlackRock Income Trust, Inc.	4,167,045
388,100	BlackRock Limited Duration Income Trust	6,166,909
405,332	BlackRock Multi-Sector Income Trust	7,490,535
372,103	BlackRock Taxable Municipal Bond Trust	8,666,279
421,632	Blackstone/GSO Strategic Credit Fund	6,817,790
212,854	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,700,230
75,985	Cohen & Steers Select Preferred and Income Fund, Inc.	2,181,529
74,709	Doubleline Funds Trust - Doubleline Opportunistic Credit Fund	1,843,071
927,899	DoubleLine Income Solutions Fund	19,773,528
259,329	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,401,387
1,215,320	Eaton Vance Limited Duration Income Fund	17,245,391
187,435	Eaton Vance Short Duration Diversified Income Fund	2,667,200
110,827	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,261,211
162,261	First Trust Aberdeen Global Opportunity Income Fund	1,908,189
445,675	First Trust Intermediate Duration Preferred & Income Fund	11,097,308
140,463	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,727,888
57,011	Flaherty & Crumrine Preferred Income Fund, Inc.	833,501
230,411	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,734,946
62,500	Flaherty & Crumrine Total Return Fund, Inc.	1,345,625
235,728	Franklin Limited Duration Income Trust	2,793,377
128,543	Guggenheim Taxable Municipal Managed Duration Trust	2,960,345
101,999	Insight Select Income Fund	1,998,160
105,242	Invesco Bond Fund(a)	2,107,997
1,699,416	Invesco Senior Income Trust(a)	7,732,343
166,233	John Hancock Preferred Income Fund	3,695,360
135,005	John Hancock Preferred Income Fund II	3,022,762
230,329	John Hancock Preferred Income Fund III	4,431,530
313,999	John Hancock Premium Dividend Fund	5,347,403
565,378	MFS Charter Income Trust	4,907,481
307,019	MFS Government Markets Income Trust	1,513,604
1,103,597	MFS Intermediate Income Trust	4,745,467
809,342	MFS Multimarket Income Trust	5,017,920
200,243	Nuveen Build America Bond Fund	4,245,152
54,573	Nuveen Build America Bond Opportunity Fund	1,195,694
1,295,902	Nuveen Credit Strategies Income Fund	11,261,388
355,951	Nuveen Floating Rate Income Fund	4,210,900
249,892	Nuveen Global High Income Fund	4,333,127
171,380	Nuveen Preferred & Income Term Fund	4,310,207
44,422	Nuveen Preferred And Income 2022 Term Fund	1,121,211
955,304	Nuveen Preferred Income Opportunities Fund	10,116,669
1,493,426	Nuveen Preferred Securities Income Fund	15,382,288

194,132	PIMCO Corporate & Income Strategy Fund	$3,478,845
80,411	PIMCO Income Opportunity Fund	2,167,077
138,511	PIMCO Income Strategy Fund	1,685,679
325,998	PIMCO Income Strategy Fund II	3,506,109
189,667	Pioneer Floating Rate Trust	2,277,901
353,429	Prudential Short Duration High Yield Fund, Inc.	5,421,601
521,034	Putnam Master Intermediate Income Trust	2,464,491
1,057,231	Putnam Premier Income Trust	5,698,475
98,121	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,882,942
79,699	Stone Harbor Emerging Markets Income Fund	1,341,334
451,067	TCW Strategic Income Fund, Inc.	2,530,486
1,579,581	Templeton Global Income Fund	10,551,601
80,627	Virtus Global Multi-Sector Income Fund	1,393,235
141,932	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,574,647
69,603	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,531,266
111,336	Western Asset Premier Bond Fund	1,598,785
723,804	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	8,077,653
343,452	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,939,394

		315,125,511

	Bonds/High Yield - 25.3%
905,573	AllianceBernstein Global High Income Fund, Inc.	11,853,951
189,709	Barings Global Short Duration High Yield Fund	3,845,402
1,350,774	BlackRock Corporate High Yield Fund, Inc.	15,317,777
636,336	BlackRock Debt Strategies Fund, Inc.	7,483,311
284,516	BlackRock Floating Rate Income Strategies Fund, Inc.	4,068,579
155,270	BlackRock Floating Rate Income Trust	2,167,569
119,400	Blackstone/GSO Long-Short Credit Income Fund	1,931,892
495,651	Credit Suisse Asset Management Income Fund, Inc.	1,685,213
633,619	Credit Suisse High Yield Bond Fund	1,805,814
113,660	Deutsche High Income Opportunities Fund, Inc.	1,712,856
207,247	Deutsche Multi-Market Income Trust	1,836,208
538,592	Dreyfus High Yield Strategies Fund	1,912,002
297,166	Eaton Vance Floating-Rate Income Trust	4,540,697
160,367	Eaton Vance High Income 2021 Target Term Trust	1,630,932
274,296	Eaton Vance Senior Floating-Rate Trust	4,076,039
328,290	First Trust High Income Long/Short Fund	5,636,739
227,391	First Trust Senior Floating Rate 2022 Target Term Fund	2,271,636
204,710	First Trust Senior Floating Rate Income Fund II	2,769,726
38,939	Guggenheim Credit Allocation Fund	907,668
156,014	Ivy High Income Opportunities Fund	2,493,104
140,903	KKR Income Opportunities Fund	2,472,848
240,390	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,425,535
231,233	Neuberger Berman High Yield Strategies Fund, Inc.	2,786,358
222,596	New America High Income Fund, Inc. (The)	2,172,537
251,778	Nuveen Floating Rate Income Opportunity Fund	2,983,569
81,420	Nuveen High Income 2020 Target Term Fund	826,413
189,456	Nuveen High Income December 2018 Target Term Fund	1,905,927
362,500	Nuveen High Income November 2021 Target Term Fund	3,675,750

Schedule of Investments

203,501	Nuveen NASDAQ 100 Dynamic Overwrite Fund	$4,513,652
251,899	Nuveen Senior Income Fund	1,720,470
66,135	Nuveen Short Duration Credit Opportunities Fund	1,173,896
373,407	PIMCO Corporate & Income Opportunity Fund	6,318,047
79,162	Pioneer Diversified High Income Trust	1,310,923
304,720	Pioneer High Income Trust	3,050,247
439,056	Prudential Global Short Duration High Yield Fund, Inc.	6,634,136
50,593	Stone Harbor Emerging Markets Total Income Fund	827,196
573,415	Templeton Emerging Markets Income Fund	6,536,931
1,394,851	Voya Prime Rate Trust	7,448,504
741,892	Wells Fargo Income Opportunities Fund	6,521,231
333,834	Wells Fargo Multi-Sector Income Fund	4,536,804
362,613	Western Asset Emerging Markets Debt Fund, Inc.	5,667,641
485,628	Western Asset Global High Income Fund, Inc.	5,006,825
821,035	Western Asset High Income Fund II, Inc.	6,034,607
1,369,902	Western Asset High Income Opportunity Fund, Inc.	7,082,393
240,039	Western Asset High Yield Defined Opportunity Fund, Inc.	3,751,810

		177,331,365

	Option Income - 29.6%
1,006,547	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	13,427,337
316,586	BlackRock Energy and Resources Trust	4,191,599
456,150	BlackRock Enhanced Capital and Income Fund, Inc.	6,960,849
1,968,931	BlackRock Enhanced Equity Dividend Trust	17,661,311
724,998	BlackRock Enhanced Global Dividend Trust	9,787,473
1,132,319	BlackRock Enhanced International Dividend Trust	7,280,811
49,917	BlackRock Health Sciences Trust	1,835,947
1,179,876	BlackRock Resources & Commodities Strategy Trust	10,182,330
231,023	BlackRock Science & Technology Trust	5,491,417
382,246	Brookfield Real Assets Income Fund, Inc.	9,143,324
246,360	Cohen & Steers Global Income Builder, Inc.	2,402,010
83,924	Columbia Seligman Premium Technology Growth Fund, Inc.	1,877,380
365,914	Eaton Vance Enhanced Equity Income Fund	5,078,886
432,432	Eaton Vance Enhanced Equity Income Fund II	6,499,453
657,413	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,192,830
138,533	Eaton Vance Tax-Managed Buy-Write Income Fund	2,307,960
344,530	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,316,098
1,105,744	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,716,056
672,781	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,938,816
2,735,793	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	25,497,591
156,912	First Trust Dynamic Europe Equity Income Fund	2,973,482
210,203	First Trust Enhanced Equity Income Fund	3,153,045
159,182	GAMCO Natural Resources Gold & Income Trust	1,106,315
447,599	Guggenheim Enhanced Equity Income Fund	3,764,308
102,024	John Hancock Hedged Equity & Income Fund	1,826,230

179,011	Madison Covered Call & Equity Strategy Fund	$1,424,927
338,643	Nuveen Dow 30sm Dynamic Overwrite Fund	5,695,975
664,760	Nuveen S&P 500 Buy-Write Income Fund	9,346,526
119,053	Nuveen S&P 500 Dynamic Overwrite Fund	1,848,893
138,088	Voya Asia Pacific High Dividend Equity Income Fund	1,477,542
195,375	Voya Global Advantage and Premium Opportunity Fund	2,125,680
1,007,272	Voya Global Equity Dividend and Premium Opportunity Fund	7,786,212
178,428	Voya Infrastructure Industrials and Materials Fund	2,765,634
171,787	Voya Natural Resources Equity Income Fund	1,053,054

		208,137,301

	Total Closed-End Funds (Cost $660,257,610)	700,594,177

	Money Market Fund - 0.1%
597,503	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $597,503)	597,503

	Total Investments (Cost $660,855,113)(c) - 99.9%	701,191,680
	Other assets less liabilities - 0.1%	602,369

	Net Assets - 100.0%	$701,794,049

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in affilates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
Invesco Bond Fund	$1,644,021	$582,260	$(208,243)	$85,322	$4,637	$2,107,997	$59,771
Invesco Senior Income Trust	8,345,689	2,118,750	(3,068,065)	627,562	(291,593)	7,732,343	331,638

Total Investments in Affiliates	$9,989,710	$2,701,010	$(3,276,308)	$712,884	$(286,956)	$9,840,340	$391,409

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $674,066,238. The net unrealized appreciation was $27,125,442, which consisted of aggregate gross unrealized appreciation of $50,626,507 and aggregate gross unrealized depreciation of $23,501,065.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 82.7%
		Australia - 2.4%
CNH	10,000,000	Australia & New Zealand Banking Group Ltd., EMTN	4.750%	01/30/2025	$1,494,931

		China - 54.7%
CNH	4,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	608,361
CNH	6,000,000	China Construction Bank Corp., EMTN	3.800	09/29/2017	892,027
CNH	6,000,000	China Development Bank	4.200	01/19/2027	896,943
CNH	5,000,000	China Merchants Bank Co. Ltd., EMTN	3.950	12/02/2017	742,995
CNH	17,000,000	CNI Capital Ltd.	4.300	11/11/2019	2,525,553
CNH	15,000,000	Fantasia Holdings Group Co. Ltd.	9.500	05/04/2019	2,292,884
CNH	15,000,000	Fuqing Investment Management Ltd.	4.850	07/21/2018	2,240,908
CNH	18,000,000	Greenland Hong Kong Holdings Ltd.	5.500	01/23/2018	2,679,615
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	746,689
CNH	8,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/2018	1,188,240
CNH	15,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	09/19/2018	2,217,728
CNH	15,000,000	Jingneng Clean Energy Investment Holdings Ltd.	4.300	12/23/2017	2,228,652
CNH	16,000,000	Lenovo Group Ltd.	4.950	06/10/2020	2,410,185
CNH	10,000,000	Longfor Properties Co. Ltd.	6.750	05/28/2018	1,513,432
CNH	5,000,000	Qianhai Financial Holdings Co. Ltd.	4.550	10/28/2017	744,497
CNH	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/2018	747,021
CNH	5,000,000	Sinostrong International Ltd.	4.000	05/28/2018	741,412
CNH	15,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/2018	2,256,206
CNH	15,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/2018	2,223,725
CNH	5,000,000	Unican Ltd., EMTN	5.150	07/02/2018	747,905
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	745,409
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/2017	742,693
CNH	15,000,000	Zhuhai Da Heng Qin Investment Co. Ltd.	4.750	12/11/2017	2,220,629

					34,353,709

		France - 3.3%
CNH	10,000,000	BNP Paribas SA, EMTN	5.000	03/17/2025	1,498,618
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/2018	593,380

					2,091,998

		Germany - 1.2%
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/2017	736,496

		Hong Kong - 5.7%
CNH	15,000,000	Lai Fung Holdings Ltd.	6.875	04/25/2018	2,233,432
CNH	5,000,000	New World China Land Ltd.	5.500	02/06/2018	747,118
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	599,753

					3,580,303

		Malaysia - 1.2%
CNH	5,000,000	Cagamas Global PLC, EMTN	3.700	09/22/2017	742,810

		New Zealand - 3.3%
CNH	5,000,000	Fonterra Co-operative Group Ltd., EMTN	3.600	01/29/2019	737,313
CNH	9,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	1,334,989

					2,072,302

		Singapore - 1.2%
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	745,457

		South Korea - 3.8%
CNH	1,000,000	Korea Development Bank (The), Series 609, EMTN	4.100	08/24/2018	148,530
CNH	15,000,000	Shinhan Bank Co. Ltd., GMTN	4.200	08/06/2018	2,228,781

					2,377,311

		Supranational - 2.3%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,450,493

		United Kingdom - 2.4%
CNH	10,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	1,487,476

		United States - 1.2%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/2018	740,377

		Total Corporate Bonds (Cost $52,356,927)			51,873,663

Schedule of Investments

		Sovereign Debt Obligations - 15.5%
		China - 11.9%
CNH	15,000,000	China Government Bond	3.990%	06/26/2020	$2,256,730
CNH	6,000,000	China Government Bond	2.480	12/01/2020	859,545
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,410,090
CNH	6,500,000	China Government Bond	3.100	06/29/2022	937,079
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,292,152
CNH	5,000,000	China Government Bond	3.380	11/21/2024	723,047

					7,478,643

		South Korea - 2.4%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/2018	1,486,866

		United Kingdom - 1.2%
CNH	5,000,000	United Kingdom Government International Bond	2.700	10/21/2017	741,718

		Total Sovereign Debt Obligations (Cost $10,276,381)			9,707,227

		Total Investments (Cost $62,633,308)(b) - 98.2%			61,580,890
		Other assets less liabilities - 1.8%			1,161,929

		Net Assets - 100.0%			$62,742,819

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,052,418, which consisted of aggregate gross unrealized appreciation of $537,777 and aggregate gross unrealized depreciation of $1,590,195.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.4%
	Argentina - 3.4%
$53,230,000	Argentine Republic Government International Bond	6.625%	07/06/2028	$53,363,075
53,790,000	Argentine Republic Government International Bond	7.125	07/06/2036	53,252,100
51,840,000	Argentine Republic Government International Bond	7.625	04/22/2046	53,421,120

				160,036,295

	Brazil - 3.5%
42,670,000	Brazil Government International Bond	8.250	01/20/2034	54,553,595
48,079,000	Brazil Government International Bond	7.125	01/20/2037	56,132,232
54,670,000	Brazil Government International Bond	5.625	01/07/2041	53,877,285

				164,563,112

	Chile - 3.4%
50,550,000	Chile Government International Bond(a)	3.125	03/27/2025	51,434,625
51,684,000	Chile Government International Bond	3.125	01/21/2026	52,650,491
52,881,000	Chile Government International Bond	3.625	10/30/2042	52,822,831

				156,907,947

	Colombia - 3.5%
40,483,000	Colombia Government International Bond	7.375	09/18/2037	52,729,107
46,922,000	Colombia Government International Bond	6.125	01/18/2041	54,570,286
49,214,000	Colombia Government International Bond	5.625	02/26/2044	54,209,221

				161,508,614

	Croatia - 3.4%
46,913,000	Croatia Government International Bond(b)	6.375	03/24/2021	52,335,205
48,200,000	Croatia Government International Bond(b)	5.500	04/04/2023	53,619,849
47,476,000	Croatia Government International Bond(b)	6.000	01/26/2024	54,228,796

				160,183,850

	Dominican Republic - 3.6%
50,520,000	Dominican Republic International Bond(b)	5.950	01/25/2027	54,117,529
47,330,000	Dominican Republic International Bond(b)	7.450	04/30/2044	55,731,075
51,119,000	Dominican Republic International Bond(b)	6.850	01/27/2045	56,230,900

				166,079,504

	El Salvador - 3.4%
53,037,000	El Salvador Government International Bond(b)	8.250	04/10/2032	52,904,407
56,730,000	El Salvador Government International Bond(b)	7.650	06/15/2035	53,042,550
57,521,000	El Salvador Government International Bond(b)	7.625	02/01/2041	53,063,123

				159,010,080

	Hungary - 3.4%
45,710,000	Hungary Government International Bond	5.750	11/22/2023	52,767,395
45,924,000	Hungary Government International Bond	5.375	03/25/2024	52,254,486
35,908,000	Hungary Government International Bond	7.625	03/29/2041	54,601,059

				159,622,940

	Indonesia - 3.4%
35,185,000	Indonesia Government International Bond(b)	8.500	10/12/2035	51,588,915
42,614,000	Indonesia Government International Bond(b)	6.625	02/17/2037	53,905,091
38,361,000	Indonesia Government International Bond(b)	7.750	01/17/2038	54,294,817

				159,788,823

	Kazakhstan - 3.4%
53,434,000	Kazakhstan Government International Bond(b)	4.875	10/14/2044	54,049,025
48,295,000	Kazakhstan Government International Bond, EMTN(b)	5.125	07/21/2025	53,179,315
44,565,000	Kazakhstan Government International Bond, EMTN(b)	6.500	07/21/2045	53,823,869

				161,052,209

	Lebanon - 3.3%
50,883,000	Lebanon Government International Bond	6.750	11/29/2027	50,933,883
50,722,000	Lebanon Government International Bond	7.250	03/23/2037	51,019,688
52,936,000	Lebanon Government International Bond, GMTN	6.650	02/26/2030	52,361,644

				154,315,215

	Lithuania - 3.3%
68,524,000	Lithuania Government International Bond(b)	6.125	03/09/2021	77,320,837
67,296,000	Lithuania Government International Bond(b)	6.625	02/01/2022	79,063,379

				156,384,216

	Mexico - 3.6%
56,582,000	Mexico Government International Bond	4.600	01/23/2046	56,228,363
46,546,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	55,424,649

Schedule of Investments

$50,098,000	Mexico Government International Bond, GMTN	5.550%	01/21/2045	$56,848,706

				168,501,718

	Pakistan - 3.3%
45,747,000	Pakistan Government International Bond(b)	8.250	04/15/2024	51,252,834
45,560,000	Pakistan Government International Bond(b)	8.250	09/30/2025	51,662,808
50,050,000	Third Pakistan International Sukuk Co. Ltd. (The)(b)	5.500	10/13/2021	51,480,779

				154,396,421

	Panama - 3.5%
43,390,000	Panama Government International Bond	7.125	01/29/2026	55,734,455
37,715,000	Panama Government International Bond	8.875	09/30/2027	54,215,313
50,900,000	Panama Government International Bond	3.875	03/17/2028	53,063,250

				163,013,018

	Peru - 3.5%
50,071,000	Peruvian Government International Bond(a)	4.125	08/25/2027	54,977,958
34,313,000	Peruvian Government International Bond	8.750	11/21/2033	53,185,150
43,717,000	Peruvian Government International Bond	5.625	11/18/2050	53,946,778

				162,109,886

	Philippines - 3.4%
33,033,000	Philippine Government International Bond	9.500	02/02/2030	53,370,031
36,393,000	Philippine Government International Bond	7.750	01/14/2031	52,694,189
38,958,000	Philippine Government International Bond	6.375	10/23/2034	52,452,350

				158,516,570

	Poland - 3.4%
51,400,000	Republic of Poland Government International Bond	3.000	03/17/2023	52,350,900
50,274,000	Republic of Poland Government International Bond	4.000	01/22/2024	53,847,727
52,710,000	Republic of Poland Government International Bond	3.250	04/06/2026	53,780,540

				159,979,167

	Qatar - 3.4%
40,693,000	Qatar Government International Bond(b)	6.400	01/20/2040	52,992,744
44,107,000	Qatar Government International Bond(b)	5.750	01/20/2042	53,595,210
51,562,000	Qatar Government International Bond(b)	4.625	06/02/2046	53,723,221

				160,311,175

	Romania - 3.5%
49,947,000	Romanian Government International Bond, EMTN(b)	4.375	08/22/2023	53,533,194
48,400,000	Romanian Government International Bond, EMTN(b)	4.875	01/22/2024	53,333,170
43,905,000	Romanian Government International Bond, EMTN(b)	6.125	01/22/2044	55,719,221

				162,585,585

	Russia - 3.3%
48,000,000	Russian Foreign Bond - Eurobond(b)	4.875	09/16/2023	51,925,920
47,800,000	Russian Foreign Bond - Eurobond(b)	5.625	04/04/2042	52,199,321
45,800,000	Russian Foreign Bond - Eurobond(b)	5.875	09/16/2043	51,763,068

				155,888,309

	Serbia - 3.4%
135,487,000	Serbia International Bond(b)	7.250	09/28/2021	157,387,796

	Slovenia - 3.4%
45,916,000	Slovenia Government International Bond(b)	5.500	10/26/2022	52,550,632
45,533,000	Slovenia Government International Bond(b)	5.850	05/10/2023	53,295,375
47,498,000	Slovenia Government International Bond(b)	5.250	02/18/2024	54,689,292

				160,535,299

	South Africa - 3.3%
45,658,000	Republic of South Africa Government International Bond	6.250	03/08/2041	49,963,549
51,625,000	Republic of South Africa Government International Bond(a)	5.375	07/24/2044	50,950,313
54,406,000	Republic of South Africa Government International Bond(a)	5.000	10/12/2046	51,033,155

				151,947,017

	South Korea - 3.4%
72,120,000	Korea International Bond	3.875	09/11/2023	77,410,002
67,056,000	Korea International Bond(a)	4.125	06/10/2044	80,008,310

				157,418,312

	Sri Lanka - 3.5%
51,711,000	Sri Lanka Government International Bond(b)	6.125	06/03/2025	53,888,343
49,355,000	Sri Lanka Government International Bond(b)	6.850	11/03/2025	53,361,738
50,080,000	Sri Lanka Government International Bond(b)	6.825	07/18/2026	54,087,051

				161,337,132

	Turkey - 3.6%
45,115,000	Turkey Government International Bond	8.000	02/14/2034	56,618,964
48,326,000	Turkey Government International Bond	6.875	03/17/2036	54,981,457
45,815,000	Turkey Government International Bond	7.250	03/05/2038	54,364,812

				165,965,233

	Ukraine - 3.4%
51,744,000	Ukraine Government International Bond(b)	7.750	09/01/2021	53,537,447

Schedule of Investments

$52,382,000	Ukraine Government International Bond(b)	7.750%	09/01/2022	$53,822,505
53,572,000	Ukraine Government International Bond(b)	7.750	09/01/2026	52,804,849

				160,164,801

	Venezuela - 2.5%
92,836,000	Venezuela Government International Bond	6.000	12/09/2020	37,598,580
95,501,000	Venezuela Government International Bond	9.000	05/07/2023	37,722,895
102,074,000	Venezuela Government International Bond	8.250	10/13/2024	39,298,490

				114,619,965

	Total Sovereign Debt Obligations (Cost $4,562,005,871)			4,594,130,209

Number of Shares
	Money Market Funds - 0.4%
19,140,058	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $19,140,058)			19,140,058

	Total Investments (excluding investment purchased with cash collateral from securities on loan) (Cost 4,581,145,929) - 98.8%			4,613,270,267

	Investment Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
63,281,316	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(c)(d) (Cost $63,281,316)			63,281,316

	Total Investments (Cost $4,644,427,245)(e) - 100.2%			4,676,551,583
	Other assets less liabilities - (0.2)%			(9,105,626)

	Net Assets - 100.0%			$4,667,445,957

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $2,235,105,200, which represented 47.89% of the Fund's Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,649,166,355. The net unrealized appreciation was $27,385,228, which consisted of aggregate gross unrealized appreciation of $88,013,609 and aggregate gross unrealized depreciation of $60,628,381.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 97.9%
	Advertising - 0.7%
$2,059,000	Lamar Media Corp.	5.875%	02/01/2022	$2,131,065
1,945,000	Lamar Media Corp.	5.750	02/01/2026	2,120,050
4,458,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,692,045

				8,943,160

	Aerospace/Defense - 1.0%
7,525,000	TransDigm, Inc.	6.500	07/15/2024	7,985,906
3,800,000	Triumph Group, Inc.	4.875	04/01/2021	3,614,750

				11,600,656

	Airlines - 2.4%
2,850,000	Allegiant Travel Co.	5.500	07/15/2019	2,956,875
11,953,000	American Airlines Group, Inc.	6.125	06/01/2018	12,361,314
13,170,000	Delta Air Lines, Inc.	3.625	03/15/2022	13,581,484

				28,899,673

	Apparel - 0.6%
4,393,000	Under Armour, Inc.	3.250	06/15/2026	4,099,605
3,418,000	William Carter Co. (The)	5.250	08/15/2021	3,524,812

				7,624,417

	Auto Parts & Equipment - 2.3%
4,600,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	4,594,250
2,430,000	Dana, Inc.	5.375	09/15/2021	2,507,456
2,525,000	Dana, Inc.	5.500	12/15/2024	2,629,156
8,401,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	8,768,544
6,325,000	Tenneco, Inc.	5.000	07/15/2026	6,451,500
2,252,000	Titan International, Inc.	6.875	10/01/2020	2,344,895

				27,295,801

	Banks - 0.5%
5,002,000	Discover Bank	7.000	04/15/2020	5,555,967

	Building Materials - 1.4%
2,364,000	Eagle Materials, Inc.	4.500	08/01/2026	2,482,200
2,685,000	Griffon Corp.	5.250	03/01/2022	2,755,481
2,526,000	Masco Corp.	3.500	04/01/2021	2,604,382
2,600,000	Masco Corp.	4.450	04/01/2025	2,795,442
4,395,000	Owens Corning	4.200	12/15/2022	4,672,623
1,618,000	US Concrete, Inc.	6.375	06/01/2024	1,735,305

				17,045,433

	Chemicals - 2.7%
2,800,000	A Schulman, Inc.	6.875	06/01/2023	2,940,000
3,683,000	Blue Cube Spinco, Inc.	9.750	10/15/2023	4,511,675
3,500,000	CF Industries, Inc.	7.125	05/01/2020	3,858,750
4,165,000	CF Industries, Inc.	3.450	06/01/2023	3,951,544
5,718,000	Chemours Co. (The)	6.625	05/15/2023	6,168,921
3,450,000	Huntsman International LLC	4.875	11/15/2020	3,639,750
3,250,000	Huntsman International LLC	5.125	11/15/2022	3,465,313
3,896,000	PolyOne Corp.	5.250	03/15/2023	4,120,020

				32,655,973

	Commercial Services - 3.3%
8,983,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	9,084,059
3,575,000	CDK Global, Inc.(a)	4.875	06/01/2027	3,682,250
7,100,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	7,206,500
5,250,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	5,709,375
1,560,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	1,528,800
4,807,000	Service Corp. International	5.375	05/15/2024	5,119,455
7,490,000	United Rentals North America, Inc.	5.750	11/15/2024	7,986,212

				40,316,651

	Computers - 2.0%
3,077,000	Diebold Nixdorf, Inc.	8.500	04/15/2024	3,369,315
4,592,000	Leidos Holdings, Inc.	4.450	12/01/2020	4,867,520
5,486,000	NCR Corp.	6.375	12/15/2023	5,870,020
8,442,000	Western Digital Corp.	10.500	04/01/2024	10,014,323

				24,121,178

	Cosmetics/Personal Care - 1.1%
7,015,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	6,497,644

Schedule of Investments

$3,843,000	Edgewell Personal Care Co.	4.700%	05/24/2022	$4,150,440
3,400,000	Revlon Consumer Products Corp.	6.250	08/01/2024	2,601,000

				13,249,084

	Distribution/Wholesale - 0.7%
3,108,000	H&E Equipment Services, Inc.	7.000	09/01/2022	3,232,320
5,125,000	LKQ Corp.	4.750	05/15/2023	5,214,688

				8,447,008

	Diversified Financial Services - 3.8%
1,800,000	Aircastle Ltd.	5.125	03/15/2021	1,914,750
1,745,000	Aircastle Ltd.	5.000	04/01/2023	1,861,042
13,209,000	Ally Financial, Inc.	8.000	03/15/2020	15,025,237
3,744,000	CIT Group, Inc.	5.375	05/15/2020	4,052,880
4,025,000	CIT Group, Inc.	5.000	08/15/2022	4,359,478
5,850,000	Discover Financial Services	4.100	02/09/2027	5,932,298
6,250,000	Navient Corp., GMTN	5.500	01/25/2023	6,405,750
5,596,000	Navient Corp., MTN	8.000	03/25/2020	6,203,166

				45,754,601

	Electric - 3.7%
5,033,000	AES Corp.	7.375	07/01/2021	5,775,367
5,283,000	AES Corp.	5.500	03/15/2024	5,547,150
8,141,000	Calpine Corp.	5.750	01/15/2025	7,642,364
2,200,000	Dynegy, Inc.	6.750	11/01/2019	2,286,625
2,470,000	Dynegy, Inc.	5.875	06/01/2023	2,383,550
11,960,000	FirstEnergy Corp., Series B	4.250	03/15/2023	12,740,689
3,890,000	NRG Energy, Inc.	7.625	01/15/2018	3,994,524
4,175,000	NRG Energy, Inc.	6.625	01/15/2027	4,310,688

				44,680,957

	Electrical Components & Equipment - 0.5%
2,644,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,736,540
2,750,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,901,250

				5,637,790

	Electronics - 0.6%
3,230,000	Jabil, Inc.	8.250	03/15/2018	3,367,275
3,800,000	Jabil, Inc.	4.700	09/15/2022	4,052,700

				7,419,975

	Engineering & Construction - 0.9%
6,945,000	Aecom	5.125	03/15/2027	7,014,450
4,300,000	MasTec, Inc.	4.875	03/15/2023	4,321,500

				11,335,950

	Entertainment - 2.1%
3,895,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	3,998,451
4,660,000	Cinemark USA, Inc.	4.875	06/01/2023	4,762,520
1,837,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,974,775
1,800,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,912,464
1,849,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	2,020,033
4,425,000	Pinnacle Entertainment, Inc.(a)	5.625	05/01/2024	4,602,000
5,300,000	Regal Entertainment Group	5.750	03/15/2022	5,537,970

				24,808,213

	Environmental Control - 0.3%
4,100,000	Covanta Holding Corp.	5.875	03/01/2024	4,007,750

	Food - 2.1%
1,500,000	B&G Foods, Inc.	4.625	06/01/2021	1,539,375
1,460,000	B&G Foods, Inc.	5.250	04/01/2025	1,525,700
3,911,000	Darling Ingredients, Inc.	5.375	01/15/2022	4,082,106
4,100,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	4,417,750
3,670,000	Post Holdings, Inc.(a)	5.750	03/01/2027	3,908,550
3,249,000	SUPERVALU, Inc.	6.750	06/01/2021	3,240,878
3,300,000	SUPERVALU, Inc.	7.750	11/15/2022	3,291,750
3,540,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,681,600

				25,687,709

	Food Service - 0.9%
10,595,000	Aramark Services, Inc.	4.750	06/01/2026	11,120,406

	Healthcare-Products - 1.4%
3,965,000	Alere, Inc.	7.250	07/01/2018	3,985,816
4,600,000	Becton Dickinson And Co.	2.894	06/06/2022	4,635,912
4,600,000	Becton Dickinson And Co.	3.700	06/06/2027	4,674,447
3,478,000	Teleflex, Inc.	4.875	06/01/2026	3,599,730

				16,895,905

	Healthcare-Services - 6.1%
2,869,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	3,005,277

Schedule of Investments

$7,100,000	Centene Corp.	6.125%	02/15/2024	$7,739,000
8,634,000	DaVita, Inc.	5.125	07/15/2024	8,893,020
3,795,000	Envision Healthcare Corp.	5.625	07/15/2022	3,939,684
6,938,000	HCA, Inc.	6.500	02/15/2020	7,597,110
7,515,000	HCA, Inc.	5.375	02/01/2025	8,022,262
4,150,000	HealthSouth Corp.	5.750	11/01/2024	4,243,375
4,589,000	Kindred Healthcare, Inc.	8.000	01/15/2020	4,634,890
2,532,000	LifePoint Health, Inc.	5.500	12/01/2021	2,630,115
2,396,000	LifePoint Health, Inc.	5.375	05/01/2024	2,504,060
5,325,000	Molina Healthcare, Inc.	5.375	11/15/2022	5,697,750
4,174,000	Tenet Healthcare Corp.	6.000	10/01/2020	4,481,833
4,400,000	Tenet Healthcare Corp.(a)	5.125	05/01/2025	4,438,500
5,900,000	WellCare Health Plans, Inc.	5.250	04/01/2025	6,268,750

				74,095,626

	Holding Companies-Diversified - 0.6%
6,940,000	Leucadia National Corp.	5.500	10/18/2023	7,487,288

	Home Builders - 2.3%
1,801,000	CalAtlantic Group, Inc.	8.375	05/15/2018	1,888,799
1,800,000	CalAtlantic Group, Inc.	5.875	11/15/2024	1,962,000
1,600,000	Century Communities, Inc.(a)	5.875	07/15/2025	1,608,000
2,625,000	KB Home	7.000	12/15/2021	2,949,844
2,700,000	Lennar Corp.	4.500	11/15/2019	2,810,835
2,700,000	Lennar Corp.	4.750	05/30/2025	2,845,125
2,400,000	PulteGroup, Inc.	4.250	03/01/2021	2,497,200
2,346,000	PulteGroup, Inc.	5.500	03/01/2026	2,533,680
1,910,000	Toll Brothers Finance Corp.	5.875	02/15/2022	2,127,262
1,900,000	Toll Brothers Finance Corp.	4.375	04/15/2023	1,990,250
1,175,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,210,250
1,185,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,267,950
1,950,000	William Lyon Homes, Inc.	5.875	01/31/2025	2,021,370

				27,712,565

	Home Furnishings - 0.3%
3,881,000	Tempur Sealy International, Inc.	5.500	06/15/2026	4,007,133

	Household Products/Wares - 0.6%
6,623,000	Spectrum Brands, Inc.	5.750	07/15/2025	7,119,725

	Housewares - 0.4%
4,195,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	4,534,795

	Insurance - 1.9%
5,500,000	CNO Financial Group, Inc.	5.250	05/30/2025	5,871,250
5,902,000	Genworth Holdings, Inc.	7.625	09/24/2021	5,644,555
7,100,000	Genworth Holdings, Inc.	4.800	02/15/2024	5,875,250
2,354,000	MGIC Investment Corp.	5.750	08/15/2023	2,571,745
2,870,000	Radian Group, Inc.	5.250	06/15/2020	3,035,025

				22,997,825

	Internet - 2.7%
2,426,000	Expedia, Inc.	5.950	08/15/2020	2,659,398
2,800,000	Expedia, Inc.	5.000	02/15/2026	3,085,956
4,103,000	Match Group, Inc.	6.750	12/15/2022	4,282,506
2,300,000	Netflix, Inc.	5.375	02/01/2021	2,495,500
2,600,000	Netflix, Inc.(a)	4.375	11/15/2026	2,639,000
9,550,000	Symantec Corp.	4.200	09/15/2020	10,099,125
3,407,000	VeriSign, Inc.	4.625	05/01/2023	3,517,727
3,561,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,872,588

				32,651,800

	Iron/Steel - 1.7%
3,840,000	AK Steel Corp.	7.500	07/15/2023	4,219,200
2,270,000	Allegheny Technologies, Inc.	5.950	01/15/2021	2,315,400
2,145,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,262,975
6,525,000	Cliffs Natural Resources, Inc.(a)	5.750	03/01/2025	6,394,500
85,000	Commercial Metals Co.	7.350	08/15/2018	89,834
2,750,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,839,375
2,650,000	Steel Dynamics, Inc.	5.500	10/01/2024	2,842,125

				20,963,409

	Leisure Time - 0.3%
3,200,000	Vista Outdoor, Inc.	5.875	10/01/2023	3,296,000

	Lodging - 2.0%
3,520,000	Boyd Gaming Corp.	6.375	04/01/2026	3,845,600
3,802,000	Choice Hotels International, Inc.	5.750	07/01/2022	4,234,477

Schedule of Investments

$6,075,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.(a)	4.625%	04/01/2025	$6,310,406
4,225,000	MGM Resorts International	6.625	12/15/2021	4,763,688
4,090,000	MGM Resorts International	6.000	03/15/2023	4,539,900

				23,694,071

	Machinery-Diversified - 0.3%
3,037,000	Zebra Technologies Corp.	7.250	10/15/2022	3,238,201

	Media - 4.4%
4,050,000	AMC Networks, Inc.	5.000	04/01/2024	4,181,625
4,800,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	4,967,616
4,674,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	5,030,799
7,247,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	7,545,939
4,509,000	DISH DBS Corp.	6.750	06/01/2021	4,993,717
4,129,000	DISH DBS Corp.	7.750	07/01/2026	4,954,800
2,300,000	LIN Television Corp.	5.875	11/15/2022	2,423,625
2,610,000	McClatchy Co. (The)	9.000	12/15/2022	2,707,875
3,967,000	Sinclair Television Group, Inc.	6.125	10/01/2022	4,125,680
5,979,000	TEGNA, Inc.	6.375	10/15/2023	6,352,688
5,010,000	Tribune Media Co.	5.875	07/15/2022	5,273,025

				52,557,389

	Metal Fabricate/Hardware - 0.2%
1,900,000	Park-Ohio Industries, Inc.(a)	6.625	04/15/2027	2,014,000

	Mining - 1.6%
8,000,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	7,780,000
7,734,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	7,598,655
2,000,000	Hecla Mining Co.	6.875	05/01/2021	2,065,500
2,200,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,343,000

				19,787,155

	Miscellaneous Manufacturing - 0.5%
5,685,000	Trinity Industries, Inc.	4.550	10/01/2024	5,771,207

	Office/Business Equipment - 0.5%
5,970,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	6,264,799

	Oil & Gas - 13.2%
5,400,000	Anadarko Petroleum Corp.	4.850	03/15/2021	5,767,659
5,300,000	Anadarko Petroleum Corp.	5.550	03/15/2026	5,957,767
5,058,000	Andeavor	4.250	10/01/2017	5,064,295
5,000,000	Andeavor(a)	4.750	12/15/2023	5,423,600
4,825,000	Antero Resources Corp.	5.625	06/01/2023	4,969,750
1,100,000	Callon Petroleum Co.	6.125	10/01/2024	1,149,500
2,067,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	2,064,416
5,488,000	Concho Resources, Inc.	5.500	04/01/2023	5,693,800
7,280,000	Continental Resources, Inc.	3.800	06/01/2024	6,770,400
4,375,000	Devon Energy Corp.	3.250	05/15/2022	4,423,081
3,500,000	Devon Energy Corp.	5.850	12/15/2025	4,022,543
6,588,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	7,016,220
1,770,000	Diamondback Energy, Inc.	4.750	11/01/2024	1,796,550
3,664,000	Energen Corp.	4.625	09/01/2021	3,728,120
2,030,000	Gulfport Energy Corp.(a)	6.000	10/15/2024	2,014,775
11,900,000	Hess Corp.	4.300	04/01/2027	11,838,644
1,825,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,854,656
3,800,000	Marathon Oil Corp.	5.900	03/15/2018	3,898,264
6,120,000	Marathon Oil Corp.	2.800	11/01/2022	6,008,689
1,000,000	Matador Resources Co.	6.875	04/15/2023	1,065,000
8,400,000	Murphy Oil Corp.	4.700	12/01/2022	8,274,000
6,775,000	Murphy Oil USA, Inc.	6.000	08/15/2023	7,181,500
2,808,000	Nabors Industries, Inc.	5.000	09/15/2020	2,815,020
2,950,000	Nabors Industries, Inc.	5.500	01/15/2023	2,812,530
1,635,000	Newfield Exploration Co.	5.750	01/30/2022	1,735,144
1,679,000	Newfield Exploration Co.	5.625	07/01/2024	1,769,246
1,575,000	PBF Holding Co. LLC/PBF Finance Corp.	7.000	11/15/2023	1,590,750
7,650,000	PBF Holding Co. LLC/PBF Finance Corp.(a)	7.250	06/15/2025	7,535,250
2,356,000	PDC Energy, Inc.	7.750	10/15/2022	2,464,965
2,353,000	QEP Resources, Inc.	6.875	03/01/2021	2,476,532
2,625,000	QEP Resources, Inc.	5.250	05/01/2023	2,565,124
1,994,000	Range Resources Corp.(a)	5.750	06/01/2021	2,056,313
2,078,000	Range Resources Corp.(a)	5.000	03/15/2023	2,062,415
2,200,000	Rice Energy, Inc.	6.250	05/01/2022	2,301,750
1,925,000	Rowan Cos., Inc.	4.875	06/01/2022	1,833,563
2,000,000	Rowan Cos., Inc.	7.375	06/15/2025	1,895,000
2,035,000	RSP Permian, Inc.	6.625	10/01/2022	2,134,206

Schedule of Investments

$4,450,000	SM Energy Co.	6.125%	11/15/2022	$4,383,250
2,025,000	Southwestern Energy Co.	5.800	01/23/2020	2,095,875
2,097,000	Southwestern Energy Co.	6.700	01/23/2025	2,075,380
2,900,000	Unit Corp.	6.625	05/15/2021	2,892,750
1,885,000	WPX Energy, Inc.	6.000	01/15/2022	1,946,263
1,700,000	WPX Energy, Inc.	8.250	08/01/2023	1,878,500

				159,303,055

	Oil & Gas Services - 0.2%
2,717,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,689,830

	Packaging & Containers - 2.0%
3,200,000	Ball Corp.	4.375	12/15/2020	3,364,000
3,122,000	Ball Corp.	4.000	11/15/2023	3,198,099
5,330,000	Berry Plastics Corp.	5.125	07/15/2023	5,576,512
6,727,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	7,130,620
4,023,000	Graphic Packaging International, Inc.	4.750	04/15/2021	4,261,866

				23,531,097

	Pipelines - 3.5%
3,400,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	3,697,500
4,300,000	Enable Midstream Partners LP	2.400	05/15/2019	4,290,970
4,565,000	Enable Midstream Partners LP	3.900	05/15/2024	4,561,462
3,975,000	ONEOK, Inc.	4.250	02/01/2022	4,171,273
3,650,000	ONEOK, Inc.	7.500	09/01/2023	4,434,750
2,800,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,793,000
6,253,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	6,190,470
5,270,000	Williams Cos., Inc. (The)	7.875	09/01/2021	6,192,250
5,967,000	Williams Cos., Inc. (The)	4.550	06/24/2024	6,213,139

				42,544,814

	Real Estate - 0.2%
2,809,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,896,781

	REITs - 4.2%
2,505,000	CyrusOne LP/CyrusOne Finance Corp.(a)	5.000	03/15/2024	2,611,462
2,852,000	DuPont Fabros Technology LP	5.875	09/15/2021	2,957,524
5,050,000	Equinix, Inc.	5.375	05/15/2027	5,472,937
2,150,000	FelCor Lodging LP	6.000	06/01/2025	2,322,000
4,085,000	GEO Group, Inc. (The)	6.000	04/15/2026	4,273,482
7,809,000	Iron Mountain, Inc.	5.750	08/15/2024	8,062,792
2,716,000	iStar, Inc.	4.000	11/01/2017	2,720,074
3,290,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	3,602,550
3,800,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,933,000
2,279,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,367,608
3,525,000	SBA Communications Corp.	4.875	09/01/2024	3,674,813
8,050,000	Starwood Property Trust, Inc.	5.000	12/15/2021	8,412,250

				50,410,492

	Retail - 6.0%
4,149,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	4,263,097
7,505,000	Dollar Tree, Inc.	5.750	03/01/2023	7,983,444
8,550,000	Gap, Inc. (The)	5.950	04/12/2021	9,287,891
4,820,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,940,500
5,312,000	L Brands, Inc.	5.625	02/15/2022	5,590,880
5,400,000	L Brands, Inc.	5.625	10/15/2023	5,676,750
6,087,000	Penske Automotive Group, Inc.	5.750	10/01/2022	6,315,262
5,700,000	PVH Corp.	4.500	12/15/2022	5,885,250
4,005,000	QVC, Inc.	3.125	04/01/2019	4,061,747
3,935,000	QVC, Inc.	4.375	03/15/2023	4,046,703
4,575,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	4,689,375
8,850,000	Yum! Brands, Inc.	3.750	11/01/2021	9,082,313

				71,823,212

	Semiconductors - 1.4%
1,200,000	Amkor Technology, Inc.	6.625	06/01/2021	1,227,000
10,250,000	Micron Technology, Inc.	5.500	02/01/2025	10,925,885
3,900,000	Qorvo, Inc.	7.000	12/01/2025	4,455,750

				16,608,635

	Software - 0.3%
2,911,000	SS&C Technologies Holdings, Inc.	5.875	07/15/2023	3,107,493

	Telecommunications - 5.5%
2,200,000	Anixter, Inc.	5.125	10/01/2021	2,354,000
2,300,000	Anixter, Inc.	5.500	03/01/2023	2,475,375
7,450,000	CenturyLink, Inc., Series S	6.450	06/15/2021	8,080,940
7,239,000	CenturyLink, Inc., Series Y	7.500	04/01/2024	7,881,461
4,351,000	Frontier Communications Corp.	8.500	04/15/2020	4,438,020

Schedule of Investments

$125,000	Frontier Communications Corp.	6.250%	09/15/2021	$110,272
4,944,000	Frontier Communications Corp.	11.000	09/15/2025	4,554,660
2,320,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,670,900
2,450,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	2,685,813
8,219,000	Level 3 Financing, Inc.	5.375	08/15/2022	8,465,570
6,600,000	T-Mobile USA, Inc.	4.000	04/15/2022	6,884,625
6,008,000	T-Mobile USA, Inc.	6.500	01/15/2026	6,698,920
2,625,000	ViaSat, Inc.	6.875	06/15/2020	2,684,063
3,138,000	Windstream Services LLC	7.750	10/15/2020	3,028,170
3,650,000	Windstream Services LLC	6.375	08/01/2023	3,002,125

				66,014,914

	Total Corporate Bonds (Cost $1,161,552,174)			1,180,227,568

Number of Shares
	Money Market Funds - 0.9%
10,929,570	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $10,929,570)			10,929,570

	Total Investments (Cost $1,172,481,744)(c) - 98.8%			1,191,157,138
	Other assets less liabilities - 1.2%			14,132,128

	Net Assets - 100.0%			$1,205,289,266

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $61,895,271, which represented 5.14% of the Fund's Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,172,660,712. The net unrealized appreciation was $18,496,426, which consisted of aggregate gross unrealized appreciation of $22,726,769 and aggregate gross unrealized depreciation of $4,230,343.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.7%
	Advertising - 0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$105,558
50,000	Omnicom Group, Inc.	3.625	05/01/2022	52,492

				158,050

	Aerospace/Defense - 2.7%
100,000	Boeing Co. (The)	4.875	02/15/2020	107,692
100,000	General Dynamics Corp.	1.000	11/15/2017	99,918
100,000	General Dynamics Corp.	2.250	11/15/2022	100,302
90,000	Lockheed Martin Corp.	2.500	11/23/2020	91,655
88,000	Lockheed Martin Corp.	3.550	01/15/2026	91,720
100,000	Northrop Grumman Corp.	1.750	06/01/2018	100,141
50,000	Northrop Grumman Corp.	3.250	08/01/2023	52,037
62,000	Raytheon Co.	3.125	10/15/2020	64,601
100,000	Raytheon Co.	2.500	12/15/2022	101,262
100,000	United Technologies Corp.	3.100	06/01/2022	103,913
150,000	United Technologies Corp.	2.650	11/01/2026	147,747

				1,060,988

	Agriculture - 2.1%
97,000	Altria Group, Inc.	4.750	05/05/2021	106,090
100,000	Altria Group, Inc.	2.850	08/09/2022	102,102
100,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	96,317
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	111,633
100,000	Philip Morris International, Inc.	5.650	05/16/2018	103,237
133,000	Philip Morris International, Inc.	3.250	11/10/2024	136,666
100,000	Reynolds American, Inc.	3.250	06/12/2020	103,232
69,000	Reynolds American, Inc.	4.450	06/12/2025	74,311

				833,588

	Airlines - 0.2%
96,000	Southwest Airlines Co.	2.650	11/05/2020	97,508

	Apparel - 0.5%
100,000	NIKE, Inc.	2.375	11/01/2026	96,042
100,000	VF Corp.	3.500	09/01/2021	104,456

				200,498

	Auto Manufacturers - 1.3%
100,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	111,798
100,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	102,788
100,000	General Motors Co.	4.875	10/02/2023	108,218
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	101,618
100,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	99,432

				523,854

	Auto Parts & Equipment - 0.3%
100,000	Lear Corp.	5.250	01/15/2025	107,188

	Banks - 10.3%
175,000	Bank of America Corp., GMTN	3.300	01/11/2023	179,719
163,000	Bank of America Corp., MTN	6.875	04/25/2018	169,016
94,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	98,696
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	97,830
100,000	BB&T Corp., MTN	2.450	01/15/2020	101,588
100,000	Branch Banking & Trust Co.	3.625	09/16/2025	104,429
100,000	Capital One Financial Corp.	4.200	10/29/2025	102,099
100,000	Capital One NA, BKNT	1.650	02/05/2018	99,974
100,000	Citigroup, Inc.	4.500	01/14/2022	107,825
200,000	Citigroup, Inc.	3.200	10/21/2026	195,530
100,000	Citizens Bank NA, MTN	2.450	12/04/2019	100,949
50,000	Discover Bank	4.200	08/08/2023	53,270
100,000	Fifth Third Bancorp	4.300	01/16/2024	106,548
100,000	Fifth Third Bank	2.250	06/14/2021	100,042
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	56,375
87,000	Huntington Bancshares, Inc.	3.150	03/14/2021	89,227
225,000	JPMorgan Chase & Co.	6.000	01/15/2018	229,427
200,000	JPMorgan Chase & Co.	2.950	10/01/2026	195,601
46,000	KeyCorp, MTN	5.100	03/24/2021	50,532

Schedule of Investments

$100,000	Manufacturers & Traders Trust Co.	2.900%	02/06/2025	$99,696
100,000	Morgan Stanley, GMTN	6.625	04/01/2018	103,200
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	104,462
52,000	Northern Trust Corp.	3.450	11/04/2020	54,261
50,000	Northern Trust Corp.	3.950	10/30/2025	53,200
100,000	PNC Bank NA, BKNT	2.700	11/01/2022	100,359
250,000	PNC Bank NA, MTN	2.150	04/29/2021	249,433
100,000	Regions Financial Corp.	3.200	02/08/2021	102,572
100,000	State Street Corp.	2.550	08/18/2020	102,087
75,000	State Street Corp.	3.550	08/18/2025	78,808
100,000	SunTrust Bank, BKNT	2.250	01/31/2020	100,624
100,000	SunTrust Bank, BKNT	2.750	05/01/2023	100,217
100,000	US Bancorp, MTN	2.950	07/15/2022	102,324
100,000	US Bank NA, BKNT	2.125	10/28/2019	100,837
200,000	Wells Fargo & Co.	5.625	12/11/2017	203,049
200,000	Wells Fargo & Co.	3.000	04/22/2026	197,065

				4,090,871

	Beverages - 1.7%
150,000	Coca-Cola Co. (The)	1.650	11/01/2018	150,452
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	101,188
31,000	Constellation Brands, Inc.	4.250	05/01/2023	33,357
78,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	79,776
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	98,929
100,000	PepsiCo, Inc.	2.150	10/14/2020	100,978
100,000	PepsiCo, Inc.	2.750	03/01/2023	102,336

				667,016

	Biotechnology - 1.1%
82,000	Amgen, Inc.	3.875	11/15/2021	87,242
48,000	Biogen, Inc.	2.900	09/15/2020	49,300
100,000	Biogen, Inc.	4.050	09/15/2025	107,194
100,000	Celgene Corp.	3.875	08/15/2025	106,122
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	104,372

				454,230

	Building Materials - 0.3%
33,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	34,626
87,000	Johnson Controls International PLC	3.900	02/14/2026	92,509

				127,135

	Chemicals - 2.8%
100,000	Dow Chemical Co. (The)	8.550	05/15/2019	111,736
96,000	Dow Chemical Co. (The)	3.000	11/15/2022	98,507
78,000	E.I. du Pont de Nemours & Co.	6.000	07/15/2018	81,239
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/2023	101,623
100,000	Eastman Chemical Co.	3.600	08/15/2022	104,385
150,000	LyondellBasell Industries NV	5.000	04/15/2019	156,676
100,000	LyondellBasell Industries NV	5.750	04/15/2024	115,482
100,000	Monsanto Co.	3.375	07/15/2024	102,173
100,000	Praxair, Inc.	4.500	08/15/2019	105,425
95,000	Praxair, Inc.	3.200	01/30/2026	97,299
59,000	Westlake Chemical Corp.	3.600	08/15/2026	59,402

				1,133,947

	Commercial Services - 0.9%
56,000	Automatic Data Processing, Inc.	2.250	09/15/2020	56,843
50,000	Automatic Data Processing, Inc.	3.375	09/15/2025	52,334
50,000	Block Financial LLC	5.500	11/01/2022	54,875
100,000	Ecolab, Inc.	4.350	12/08/2021	108,983
100,000	Equifax, Inc.	3.300	12/15/2022	103,020

				376,055

	Computers - 2.7%
100,000	Apple, Inc.	1.000	05/03/2018	99,729
150,000	Apple, Inc.	2.400	05/03/2023	150,215
79,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	81,812
78,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	82,707
200,000	HP, Inc.	4.650	12/09/2021	216,311
150,000	International Business Machines Corp.	5.700	09/14/2017	150,730
100,000	International Business Machines Corp.	3.625	02/12/2024	105,262
100,000	NetApp, Inc.	2.000	12/15/2017	100,014
100,000	Seagate HDD Cayman	4.750	01/01/2025	97,071

				1,083,851

	Cosmetics/Personal Care - 1.3%
50,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	50,464
100,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	104,348
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	101,660

Schedule of Investments

$156,000	Procter & Gamble Co. (The)	1.600%	11/15/2018	$156,373
100,000	Procter & Gamble Co. (The)	3.100	08/15/2023	104,997

				517,842

	Diversified Financial Services - 3.8%
100,000	American Express Co.	7.000	03/19/2018	103,399
50,000	Ameriprise Financial, Inc.	5.300	03/15/2020	54,159
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	107,975
100,000	BlackRock, Inc.	3.500	03/18/2024	105,662
80,000	BlackRock, Inc., Series 2	5.000	12/10/2019	86,077
70,000	Charles Schwab Corp. (The)	4.450	07/22/2020	74,943
100,000	CME Group, Inc.	3.000	09/15/2022	103,417
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	202,244
100,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	101,304
50,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	52,843
50,000	Jefferies Group LLC	6.875	04/15/2021	57,197
100,000	Jefferies Group LLC	4.850	01/15/2027	106,078
100,000	MasterCard, Inc.	3.375	04/01/2024	104,856
100,000	Raymond James Financial, Inc.	3.625	09/15/2026	101,060
100,000	Visa, Inc.	2.200	12/14/2020	101,088
68,000	Visa, Inc.	3.150	12/14/2025	69,656

				1,531,958

	Electric - 5.1%
121,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	129,511
100,000	Consumers Energy Co.	6.700	09/15/2019	110,250
90,000	Dominion Energy, Inc.	3.900	10/01/2025	94,326
100,000	Duke Energy Corp.	1.800	09/01/2021	98,327
100,000	Duke Energy Corp.	2.650	09/01/2026	96,949
50,000	Entergy Texas, Inc.	7.125	02/01/2019	53,739
100,000	Exelon Corp.	3.950	06/15/2025	104,982
100,000	Exelon Generation Co. LLC	2.950	01/15/2020	102,160
100,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/2019	106,285
30,000	Ohio Power Co., Series M	5.375	10/01/2021	33,452
100,000	Pacific Gas & Electric Co.	3.500	10/01/2020	104,026
100,000	Pacific Gas & Electric Co.	3.500	06/15/2025	103,601
150,000	PPL Capital Funding, Inc.	3.400	06/01/2023	155,638
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	99,618
57,000	Southern California Edison Co.	3.875	06/01/2021	60,411
50,000	Southern California Edison Co., Series C	3.500	10/01/2023	52,567
100,000	Southern Co. (The)	1.850	07/01/2019	99,945
100,000	Southern Co. (The)	3.250	07/01/2026	99,724
100,000	Virginia Electric & Power Co.	5.400	04/30/2018	102,727
100,000	WEC Energy Group, Inc.	3.550	06/15/2025	103,676
100,000	Xcel Energy, Inc.	3.300	06/01/2025	101,708

				2,013,622

	Electrical Components & Equipment - 0.3%
100,000	Emerson Electric Co.	2.625	02/15/2023	101,325

	Electronics - 1.5%
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	105,119
100,000	Amphenol Corp.	2.550	01/30/2019	100,947
100,000	Avnet, Inc.	4.625	04/15/2026	103,884
100,000	Flex Ltd.	4.750	06/15/2025	108,363
88,000	Honeywell International, Inc.	1.850	11/01/2021	87,127
100,000	Honeywell International, Inc.	2.500	11/01/2026	96,304

				601,744

	Engineering & Construction - 0.3%
100,000	Fluor Corp.	3.500	12/15/2024	104,043

	Environmental Control - 0.5%
100,000	Republic Services, Inc.	3.550	06/01/2022	104,716
100,000	Waste Management, Inc.	4.750	06/30/2020	107,940

				212,656

	Food - 3.1%
100,000	Campbell Soup Co.	4.250	04/15/2021	107,009
83,000	Conagra Brands, Inc.	3.200	01/25/2023	83,940
100,000	General Mills, Inc.	3.150	12/15/2021	103,355
100,000	Hershey Co. (The)	2.300	08/15/2026	94,521
55,000	Kellogg Co.	3.250	04/01/2026	55,163
100,000	Kraft Heinz Foods Co.	3.950	07/15/2025	103,517
100,000	Kroger Co. (The)	6.150	01/15/2020	109,579
97,000	Kroger Co. (The)	2.650	10/15/2026	90,136
100,000	Mondelez International, Inc.	5.375	02/10/2020	107,859
100,000	Mondelez International, Inc.	4.000	02/01/2024	106,482

Schedule of Investments

$70,000	Sysco Corp.	3.300%	07/15/2026	$70,526
100,000	Tyson Foods, Inc.	2.650	08/15/2019	101,509
100,000	Whole Foods Market, Inc.	5.200	12/03/2025	115,311

				1,248,907

	Forest Products & Paper - 0.2%
67,000	International Paper Co.	3.000	02/15/2027	65,312

	Gas - 0.8%
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	105,757
100,000	National Fuel Gas Co.	4.900	12/01/2021	107,134
100,000	Sempra Energy	4.050	12/01/2023	107,114

				320,005

	Hand/Machine Tools - 0.3%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	101,924

	Healthcare-Products - 1.9%
50,000	Abbott Laboratories	5.125	04/01/2019	52,717
100,000	Baxter International, Inc.	2.600	08/15/2026	95,834
100,000	Becton Dickinson and Co.	3.734	12/15/2024	103,452
100,000	Boston Scientific Corp.	3.850	05/15/2025	104,265
75,000	Danaher Corp.	2.400	09/15/2020	76,154
100,000	Stryker Corp.	3.500	03/15/2026	103,713
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	107,377
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	101,131

				744,643

	Healthcare-Services - 2.2%
24,000	Aetna, Inc.	2.800	06/15/2023	24,296
35,000	Anthem, Inc.	3.125	05/15/2022	36,034
50,000	Cigna Corp.	4.000	02/15/2022	53,179
100,000	Cigna Corp.	3.250	04/15/2025	101,205
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	110,559
50,000	Humana, Inc.	7.200	06/15/2018	52,335
50,000	Humana, Inc.	3.150	12/01/2022	51,156
100,000	Laboratory Corp. of America Holdings	2.200	08/23/2017	100,031
50,000	Quest Diagnostics, Inc.	4.700	04/01/2021	53,960
120,000	UnitedHealth Group, Inc.	2.700	07/15/2020	122,955
150,000	UnitedHealth Group, Inc.	3.100	03/15/2026	151,863

				857,573

	Home Builders - 0.3%
100,000	NVR, Inc.	3.950	09/15/2022	105,155

	Household Products/Wares - 0.4%
74,000	Clorox Co. (The)	3.050	09/15/2022	76,044
100,000	Kimberly-Clark Corp.	6.125	08/01/2017	100,000

				176,044

	Housewares - 0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/2021	107,066

	Insurance - 5.9%
100,000	Aflac, Inc.	3.625	06/15/2023	105,608
100,000	Allstate Corp. (The)	3.150	06/15/2023	103,096
100,000	American International Group, Inc.	3.300	03/01/2021	103,469
100,000	American International Group, Inc.	4.875	06/01/2022	110,636
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/2018	103,063
200,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	204,034
50,000	Brown & Brown, Inc.	4.200	09/15/2024	52,878
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	101,192
100,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	103,637
150,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	167,275
113,000	Loews Corp.	2.625	05/15/2023	112,817
50,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	54,569
100,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	103,827
100,000	MetLife, Inc.	4.750	02/08/2021	108,959
100,000	MetLife, Inc.	3.600	04/10/2024	105,094
100,000	Old Republic International Corp.	3.875	08/26/2026	100,528
100,000	Progressive Corp. (The)	2.450	01/15/2027	95,206
150,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	157,173
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	110,092
100,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	105,872
65,000	Voya Financial, Inc.	2.900	02/15/2018	65,412
66,000	Voya Financial, Inc.	3.650	06/15/2026	66,607

				2,341,044

Schedule of Investments

	Internet - 1.2%
$100,000	Alphabet, Inc.	3.625%	05/19/2021	$106,488
100,000	Alphabet, Inc.	1.998	08/15/2026	94,494
50,000	Amazon.com, Inc.	1.200	11/29/2017	49,968
100,000	Amazon.com, Inc.	2.500	11/29/2022	101,409
41,000	eBay, Inc.	2.600	07/15/2022	40,920
100,000	eBay, Inc.	3.600	06/05/2027	99,476

				492,755

	Iron/Steel - 0.3%
100,000	Nucor Corp.	5.750	12/01/2017	101,296

	Leisure Time - 0.3%
100,000	Carnival Corp.	3.950	10/15/2020	106,497

	Lodging - 0.3%
100,000	Marriott International, Inc., Series R	3.125	06/15/2026	99,297

	Machinery-Construction & Mining - 0.5%
95,000	Caterpillar, Inc.	3.900	05/27/2021	101,721
98,000	Caterpillar, Inc.	3.400	05/15/2024	102,238

				203,959

	Machinery-Diversified - 1.0%
100,000	Cummins, Inc.	3.650	10/01/2023	106,181
100,000	John Deere Capital Corp., MTN	1.950	01/08/2019	100,594
100,000	Roper Technologies, Inc.	6.250	09/01/2019	108,571
100,000	Wabtec Corp.(a)	3.450	11/15/2026	98,994

				414,340

	Media -2.5%
100,000	21st Century Fox America, Inc.	3.000	09/15/2022	101,768
51,000	CBS Corp.	3.375	03/01/2022	52,805
100,000	CBS Corp.	4.000	01/15/2026	104,279
75,000	Comcast Corp.	3.150	03/01/2026	76,000
75,000	NBCUniversal Media LLC	5.150	04/30/2020	81,790
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/2024	102,802
77,000	Time Warner, Inc.	4.875	03/15/2020	82,661
83,000	Time Warner, Inc.	3.800	02/15/2027	84,077
100,000	Viacom, Inc.	4.250	09/01/2023	104,078
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/2017	99,949
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	100,334

				990,543

	Mining - 0.3%
100,000	Newmont Mining Corp.	3.500	03/15/2022	104,033

	Miscellaneous Manufacturing - 1.7%
100,000	3M Co., GMTN	2.000	06/26/2022	99,653
100,000	Eaton Corp.	2.750	11/02/2022	101,374
125,000	General Electric Co.	2.700	10/09/2022	127,806
100,000	Illinois Tool Works, Inc.	6.250	04/01/2019	107,485
150,000	Illinois Tool Works, Inc.	2.650	11/15/2026	147,346
100,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	103,172

				686,836

	Office/Business Equipment - 0.3%
33,000	Pitney Bowes, Inc.	4.625	03/15/2024	33,931
83,000	Xerox Corp.	4.500	05/15/2021	87,716

				121,647

	Oil & Gas - 5.4%
50,000	Apache Corp.	3.250	04/15/2022	51,070
200,000	Chevron Corp.	1.104	12/05/2017	199,821
150,000	Chevron Corp.	2.355	12/05/2022	150,215
40,000	Cimarex Energy Co.	4.375	06/01/2024	42,408
150,000	ConocoPhillips Co.	4.950	03/15/2026	169,251
50,000	EOG Resources, Inc.	5.625	06/01/2019	53,254
100,000	EOG Resources, Inc.	2.625	03/15/2023	99,713
100,000	EQT Corp.	4.875	11/15/2021	108,236
200,000	Exxon Mobil Corp.	2.222	03/01/2021	202,013
200,000	Exxon Mobil Corp.	3.043	03/01/2026	204,192
95,000	HollyFrontier Corp.	5.875	04/01/2026	102,473
81,000	Marathon Petroleum Corp.	5.125	03/01/2021	88,483
89,000	Marathon Petroleum Corp.	3.625	09/15/2024	90,691
50,000	Noble Energy, Inc.	4.150	12/15/2021	52,934
100,000	Noble Energy, Inc.	3.900	11/15/2024	102,978
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	100,790
84,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	89,734

Schedule of Investments

$50,000	Pioneer Natural Resources Co.	3.950%	07/15/2022	$52,726
91,000	Valero Energy Corp.	6.125	02/01/2020	99,794
100,000	Valero Energy Corp.	3.400	09/15/2026	99,344

				2,160,120

	Oil & Gas Services - 1.5%
100,000	Baker Hughes a GE Co. LLC	3.200	08/15/2021	103,419
100,000	Halliburton Co.	3.250	11/15/2021	103,107
67,000	Halliburton Co.	3.800	11/15/2025	69,259
59,000	National Oilwell Varco, Inc.	2.600	12/01/2022	57,639
100,000	Oceaneering International, Inc.	4.650	11/15/2024	99,033
150,000	Schlumberger Investment SA	3.650	12/01/2023	158,766

				591,223

	Packaging & Containers - 0.1%
54,000	Packaging Corp. of America	4.500	11/01/2023	58,313

	Pharmaceuticals - 5.8%
100,000	AbbVie, Inc.	2.500	05/14/2020	101,638
87,000	AbbVie, Inc.	3.600	05/14/2025	89,810
61,000	Allergan Funding SCS	3.000	03/12/2020	62,465
100,000	Allergan Funding SCS	3.800	03/15/2025	104,120
100,000	AmerisourceBergen Corp.	3.500	11/15/2021	104,098
100,000	AmerisourceBergen Corp.	3.250	03/01/2025	102,209
100,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	99,363
85,000	Cardinal Health, Inc.	3.200	03/15/2023	86,960
100,000	Eli Lilly & Co.	2.750	06/01/2025	100,795
91,000	Express Scripts Holding Co.	4.750	11/15/2021	99,718
100,000	Express Scripts Holding Co.	3.400	03/01/2027	98,505
100,000	Johnson & Johnson	5.550	08/15/2017	100,143
172,000	Johnson & Johnson	2.450	03/01/2026	169,370
100,000	McKesson Corp.	2.284	03/15/2019	100,840
100,000	McKesson Corp.	3.796	03/15/2024	105,393
15,000	Mead Johnson Nutrition Co. (United Kingdom)	4.900	11/01/2019	15,972
100,000	Mead Johnson Nutrition Co. (United Kingdom)	4.125	11/15/2025	108,568
100,000	Merck & Co., Inc.	2.750	02/10/2025	100,509
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	159,582
100,000	Mylan NV	3.950	06/15/2026	102,181
100,000	Pfizer, Inc.	2.100	05/15/2019	101,059
100,000	Pfizer, Inc.	2.750	06/03/2026	99,482
100,000	Zoetis, Inc.	3.250	02/01/2023	103,333

				2,316,113

	Pipelines - 1.2%
33,000	Kinder Morgan, Inc.	3.050	12/01/2019	33,619
132,000	Kinder Morgan, Inc.	4.300	06/01/2025	138,228
150,000	Phillips 66 Partners LP	3.605	02/15/2025	150,364
63,000	Williams Partners LP	3.600	03/15/2022	64,968
100,000	Williams Partners LP	4.300	03/04/2024	105,513

				492,692

	Real Estate - 0.3%
100,000	CBRE Services, Inc.	5.000	03/15/2023	104,252

	REITs - 3.5%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	107,212
100,000	American Tower Corp.	3.500	01/31/2023	103,040
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	74,198
100,000	Crown Castle International Corp.	5.250	01/15/2023	111,945
100,000	DDR Corp.	3.625	02/01/2025	95,916
100,000	HCP, Inc.	5.375	02/01/2021	109,538
43,000	HCP, Inc.	3.875	08/15/2024	44,523
100,000	Hospitality Properties Trust	5.000	08/15/2022	107,696
150,000	Kimco Realty Corp.	3.200	05/01/2021	153,396
100,000	Kimco Realty Corp.	3.400	11/01/2022	103,035
100,000	Simon Property Group LP	3.375	10/01/2024	102,356
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	134,429
50,000	Welltower, Inc.	4.000	06/01/2025	52,455
100,000	Weyerhaeuser Co.	7.375	10/01/2019	111,145

				1,410,884

	Retail - 7.1%
100,000	AutoZone, Inc.	3.125	07/15/2023	101,424
100,000	Best Buy Co., Inc.	5.500	03/15/2021	108,828
100,000	Coach, Inc.	4.250	04/01/2025	103,561
150,000	Costco Wholesale Corp.	1.700	12/15/2019	150,266
50,000	CVS Health Corp.	2.800	07/20/2020	51,200
100,000	CVS Health Corp.	3.875	07/20/2025	105,049

Schedule of Investments

$50,000	Dollar General Corp.	3.250%	04/15/2023	$51,225
50,000	Home Depot, Inc. (The)	2.250	09/10/2018	50,418
100,000	Home Depot, Inc. (The)	2.625	06/01/2022	102,094
100,000	Kohl’s Corp.	4.000	11/01/2021	103,112
28,000	Lowe’s Cos., Inc.	3.750	04/15/2021	29,602
87,000	Lowe’s Cos., Inc.	2.500	04/15/2026	83,805
50,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	50,130
100,000	McDonald’s Corp., MTN	2.625	01/15/2022	101,417
100,000	McDonald’s Corp., MTN	3.700	01/30/2026	104,969
100,000	Nordstrom, Inc.	4.000	10/15/2021	104,217
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	107,630
100,000	Staples, Inc.	2.750	01/12/2018	100,350
100,000	Staples, Inc.	4.375	01/12/2023	101,597
100,000	Starbucks Corp.	2.100	02/04/2021	100,700
53,000	Starbucks Corp.	3.850	10/01/2023	57,283
94,000	Target Corp.	2.900	01/15/2022	97,255
100,000	Target Corp.	2.500	04/15/2026	96,085
100,000	TJX Cos., Inc. (The)	2.750	06/15/2021	102,131
100,000	TJX Cos., Inc. (The)	2.500	05/15/2023	99,940
44,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	44,815
93,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	97,064
175,000	Wal-Mart Stores, Inc.	3.250	10/25/2020	183,330
250,000	Wal-Mart Stores, Inc.	2.550	04/11/2023	253,879

				2,843,376

	Semiconductors - 2.6%
100,000	Analog Devices, Inc.	3.900	12/15/2025	105,469
100,000	Applied Materials, Inc.	4.300	06/15/2021	108,096
100,000	Intel Corp.	1.350	12/15/2017	100,012
100,000	Intel Corp.	3.700	07/29/2025	105,922
100,000	KLA-Tencor Corp.	4.650	11/01/2024	108,582
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	102,271
100,000	NVIDIA Corp.	3.200	09/16/2026	100,168
100,000	QUALCOMM, Inc.	2.250	05/20/2020	101,195
100,000	QUALCOMM, Inc.	3.450	05/20/2025	103,400
100,000	Xilinx, Inc.	3.000	03/15/2021	102,259

				1,037,374

	Software - 2.4%
39,000	Activision Blizzard, Inc.	3.400	09/15/2026	39,364
100,000	Adobe Systems, Inc.	3.250	02/01/2025	103,401
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	89,533
100,000	CA, Inc.	5.375	12/01/2019	107,328
100,000	Electronic Arts, Inc.	3.700	03/01/2021	104,650
100,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	112,874
200,000	Microsoft Corp.	1.550	08/08/2021	196,860
100,000	Oracle Corp.	1.900	09/15/2021	99,597
100,000	Oracle Corp.	2.500	10/15/2022	101,306

				954,913

	Telecommunications - 2.7%
150,000	AT&T, Inc.	5.500	02/01/2018	152,905
155,000	AT&T, Inc.	3.400	05/15/2025	152,950
100,000	Cisco Systems, Inc.	4.450	01/15/2020	106,725
100,000	Cisco Systems, Inc.	2.500	09/20/2026	96,756
100,000	Juniper Networks, Inc.	4.500	03/15/2024	107,738
70,000	Motorola Solutions, Inc.	3.750	05/15/2022	72,612
181,000	Verizon Communications, Inc.	4.500	09/15/2020	193,668
175,000	Verizon Communications, Inc.	5.150	09/15/2023	194,960

				1,078,314

	Textiles - 0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/2023	103,291

	Toys/Games/Hobbies - 0.2%
82,000	Mattel, Inc.	2.350	05/06/2019	82,246

	Transportation - 1.7%
60,000	CSX Corp.	3.700	10/30/2020	62,812
100,000	FedEx Corp.	8.000	01/15/2019	108,701
100,000	Norfolk Southern Corp.	3.000	04/01/2022	102,424
84,000	Union Pacific Corp.	4.000	02/01/2021	89,326
100,000	Union Pacific Corp.	4.163	07/15/2022	108,777
100,000	United Parcel Service, Inc.	3.125	01/15/2021	104,297
100,000	United Parcel Service, Inc.	2.450	10/01/2022	101,540

				677,877

	Total Corporate Bonds (Cost $38,832,945)			39,297,833

Schedule of Investments

Number of Shares
	Money Market Funds - 0.4%
170,914	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $170,914)	$170,914

	Total Investments (Cost $39,003,859)(c) - 99.1%	39,468,747
	Other assets less liabilities - 0.9%	357,584

	Net Assets - 100.0%	$39,826,331

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented less than 1% of the Fund's Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $39,028,352. The net unrealized appreciation was $440,395, which consisted of aggregate gross unrealized appreciation of $577,339 and aggregate gross unrealized depreciation of $136,944.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 86.6%
	Argentina - 0.4%
$700,000	YPF SA(a)	8.875%	12/19/2018	$751,940

	Australia - 0.7%
600,000	Ausdrill Finance Pty Ltd.(a)	6.875	11/01/2019	617,250
161,669	Emeco Pty Ltd., Series B	9.250	03/31/2022	165,307
100,000	Nufarm Australia Ltd.(a)	6.375	10/15/2019	102,625
600,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	635,250

				1,520,432

	Azerbaijan - 0.2%
600,000	International Bank of Azerbaijan OJSC(b)	5.625	06/11/2019	491,970

	Bahrain - 0.5%
200,000	BBK BSC	3.500	03/24/2020	198,088
800,000	Investcorp SA(a)	8.250	11/01/2017	813,124

				1,011,212

	Bangladesh - 0.3%
600,000	Banglalink Digital Communications Ltd.(a)	8.625	05/06/2019	629,460

	Brazil - 6.8%
800,000	Andrade Gutierrez International SA(a)	4.000	04/30/2018	734,000
200,000	Banco BMG SA(a)	9.950	11/05/2019	207,000
600,000	Banco Bradesco SA(a)	6.750	09/29/2019	642,678
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	679,784
550,000	Banco Daycoval SA(a)	5.750	03/19/2019	568,562
300,000	Banco do Brasil SA(a)	6.000	01/22/2020	319,890
600,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.369	06/16/2018	621,996
600,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	610,860
570,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	607,934
500,000	Banco Votorantim SA(a)	7.375	01/21/2020	533,760
250,000	BTG Investments LP(a)	4.500	04/17/2018	245,610
600,000	Caixa Economica Federal(a)	4.250	05/13/2019	611,700
650,000	Caixa Economica Federal, EMTN(a)	2.375	11/06/2017	650,832
600,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	611,928
600,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	641,250
400,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	325,000
700,000	Itau Unibanco Holding SA, EMTN(a)	2.850	05/26/2018	704,375
600,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	8.250	02/01/2020	610,500
600,000	Marfrig Holdings Europe BV(a)	8.375	05/09/2018	621,000
600,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	619,500
200,000	Petrobras Global Finance BV	8.375	12/10/2018	214,178
650,000	Petrobras Global Finance BV	3.000	01/15/2019	650,650
489,000	Petrobras Global Finance BV	7.875	03/15/2019	527,142
400,000	Petrobras Global Finance BV	5.750	01/20/2020	418,544
800,000	QGOG Constellation SA(a)	6.250	11/09/2019	633,600
300,000	Vale Overseas Ltd.	5.625	09/15/2019	319,800

				13,932,073

	Canada - 1.2%
600,000	Bombardier, Inc.(a)	4.750	04/15/2019	615,750
300,000	Bombardier, Inc.(a)	7.750	03/15/2020	328,875
400,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	412,000
500,000	Cenovus Energy, Inc.	5.700	10/15/2019	527,723
200,000	Seven Generations Energy Ltd.(a)	8.250	05/15/2020	210,000
300,000	Tembec Industries, Inc.(a)	9.000	12/15/2019	310,725
100,000	Tervita Corp.(a)(b)	10.875	02/15/2018	2,500

				2,407,573

	Chile - 0.3%
690,000	SMU SA(a)	7.750	02/08/2020	712,425

	China - 4.5%
200,000	China South City Holdings Ltd.	5.750	03/09/2020	195,007
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	597,775
400,000	Greenland Global Investment Ltd., EMTN	3.500	10/17/2017	399,782
400,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	392,015

Schedule of Investments

$500,000	Hanrui Overseas Investment Co. Ltd.	4.900%	06/28/2019	$475,013
400,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	403,657
400,000	Huayi Finance I Ltd.	4.000	12/02/2019	399,510
600,000	Oceanwide Real Estate International Holding Co. Ltd.	11.750	09/08/2019	638,850
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	249,385
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	597,271
200,000	Rock International Investment, Inc.	6.625	03/27/2020	187,480
200,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	201,008
200,000	Top Wise Excellence Enterprise Co. Ltd.	6.000	03/16/2020	202,489
200,000	Wanda Properties Overseas Ltd.	4.875	11/21/2018	196,564
600,000	West China Cement Ltd.	6.500	09/11/2019	619,180
200,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	199,507
400,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	380,940
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	398,500
800,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/2018	808,000
800,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	809,392
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/2018	200,494
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	604,514

				9,156,333

	Colombia - 0.4%
400,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	398,500
500,000	Banco GNB Sudameris SA(a)	3.875	05/02/2018	502,875

				901,375

	Costa Rica - 0.5%
400,000	Banco de Costa Rica(a)	5.250	08/12/2018	409,240
600,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	609,660

				1,018,900

	Croatia - 0.1%
400,000	Agrokor D.D.(a)(b)	8.875	02/01/2020	92,340
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/2017	151,275

				243,615

	Cyprus - 0.0%
308,000	Drill Rigs Holdings, Inc.(a)(b)(c)	6.500	10/01/2017	78,540

	Denmark - 0.1%
200,000	Welltec A/S(a)	8.000	02/01/2019	194,500

	Finland - 0.3%
400,000	Nokia OYJ	5.375	05/15/2019	423,500
200,000	UPM-Kymmene OYJ(a)	5.500	01/30/2018	204,775

				628,275

	Germany - 0.6%
500,000	Fresenius Medical Care US Finance II, Inc.(a)	6.500	09/15/2018	524,375
412,000	Fresenius Medical Care US Finance II, Inc.(a)	5.625	07/31/2019	439,295
200,000	ZF North America Capital, Inc.(a)	4.000	04/29/2020	205,750

				1,169,420

	Guatemala - 0.1%
200,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	207,874

	Hong Kong - 0.5%
600,000	RKI Overseas Finance 2016 A Ltd.	5.000	08/09/2019	603,818
400,000	Studio City Co Ltd.(a)	5.875	11/30/2019	423,000

				1,026,818

	Hungary - 0.1%
200,000	MOL Group Finance SA, EMTN	6.250	09/26/2019	216,749

	India - 2.7%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	413,220
200,000	IDBI Bank Ltd./DIFC Dubai, EMTN	4.375	03/26/2018	201,400
800,000	IDBI Bank Ltd./DIFC Dubai, EMTN	3.750	01/25/2019	801,757
600,000	IDBI Bank Ltd./DIFC Dubai, EMTN	5.000	09/25/2019	616,961
800,000	Indian Overseas Bank, EMTN	4.625	02/21/2018	806,886
600,000	JSW Steel Ltd.	4.750	11/12/2019	612,534
200,000	Syndicate Bank, EMTN	4.125	04/12/2018	201,848
400,000	Tata Motors Ltd.	4.625	04/30/2020	416,156
600,000	Union Bank of India, EMTN	4.625	08/22/2017	601,320
200,000	Union Bank of India, EMTN	3.625	10/25/2018	201,863
600,000	Union Bank of India, EMTN	4.500	10/28/2019	618,400

				5,492,345

	Indonesia - 1.2%
100,000	Majapahit Holding BV(a)	8.000	08/07/2019	111,250
500,000	Majapahit Holding BV(a)	7.750	01/20/2020	561,900

Schedule of Investments

$600,000	Ottawa Holdings Pte Ltd.(a)	5.875%	05/16/2018	$438,000
600,000	Pratama Agung Pte Ltd.	6.250	02/24/2020	627,725
700,000	PT Gajah Tunggal Tbk(a)	7.750	02/06/2018	654,500

				2,393,375

	Italy - 1.0%
500,000	Meccanica Holdings USA, Inc.(a)	6.250	07/15/2019	538,750
550,000	Telecom Italia Capital SA	6.999	06/04/2018	574,063
600,000	Telecom Italia Capital SA	7.175	06/18/2019	654,000
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/2017	151,399
200,000	Wind Acquisition Finance SA(a)	6.500	04/30/2020	207,000

				2,125,212

	Japan - 0.2%
400,000	SoftBank Group Corp.(a)	4.500	04/15/2020	413,500

	Kazakhstan - 1.4%
600,000	Kazkommertsbank JSC(a)	8.500	05/11/2018	621,405
100,000	KazMunayGas National Co. JSC(a)	7.000	05/05/2020	109,496
600,000	KazMunayGas National Co. JSC, EMTN(a)	9.125	07/02/2018	636,075
600,000	Samruk-Energy JSC, EMTN	3.750	12/20/2017	598,626
600,000	Zhaikmunai LLP(a)	6.375	02/14/2019	604,844
200,000	Zhaikmunai LLP(a)	7.125	11/13/2019	203,109

				2,773,555

	Kuwait - 0.2%
400,000	Kuwait Energy PLC	9.500	08/04/2019	377,520

	Luxembourg - 1.0%
525,000	ArcelorMittal	6.125	06/01/2018	540,750
700,000	Coveris Holdings SA(a)	7.875	11/01/2019	696,500
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	594,750
200,000	International Automotive Components Group SA(a)	9.125	06/01/2018	195,834

				2,027,834

	Mexico - 0.9%
200,000	BBVA Bancomer SA(a)	7.250	04/22/2020	220,464
400,000	Cemex SAB de CV(a)	6.500	12/10/2019	420,264
600,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	663,900
460,166	TV Azteca SAB de CV, EMTN	7.500	05/25/2018	459,820

				1,764,448

	Monaco - 0.6%
1,350,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/2019	1,236,938

	Mongolia - 0.1%
200,000	Trade & Development Bank of Mongolia LLC, MTN(a)	9.375	05/19/2020	216,758

	Morocco - 0.1%
200,000	BMCE Bank	6.250	11/27/2018	207,104

	Netherlands - 0.6%
500,000	NXP BV/NXP Funding LLC(a)	3.750	06/01/2018	507,415
800,000	VimpelCom Holdings BV(a)	5.200	02/13/2019	826,000

				1,333,415

	Nigeria - 0.3%
600,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	603,300

	Paraguay - 0.2%
327,000	Banco Regional SAECA(a)	8.125	01/24/2019	351,116

	Russia - 7.7%
200,000	AK Bars Bank Via AK BARS Luxembourg SA	8.000	08/06/2018	205,300
600,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	635,611
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	432,848
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	411,150
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)	7.250	04/25/2018	607,650
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)	10.000	04/26/2019	612,669
200,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	195,794
400,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)	10.000	12/17/2019	411,080
400,000	Brunswick Rail Finance Designated Activity Co.(a)	6.500	11/01/2017	324,624
600,000	Credit Bank of Moscow Via CBOM Finance PLC(a)	7.700	02/01/2018	612,726
600,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/2017	606,395
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	3.800	04/12/2020	200,515
400,000	Evraz Group SA(a)	6.750	04/27/2018	412,656
400,000	Evraz Group SA(a)	6.500	04/22/2020	423,000
200,000	Gazprom OAO Via Gaz Capital SA(a)	3.850	02/06/2020	203,439
500,000	Gazprom OAO Via Gaz Capital SA, EMTN(a)	8.146	04/11/2018	519,377

Schedule of Investments

$600,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250%	05/03/2019	$636,520
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	206,683
600,000	Nord Gold SE(a)	6.375	05/07/2018	615,723
600,000	Phosagro OAO Via Phosagro Bond Funding DAC(a)	4.204	02/13/2018	605,558
400,000	Promsvyazbank OJSC Via PSB Finance SA	5.250	10/19/2019	407,000
200,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/2018	206,342
800,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/2017	809,553
600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	7.750	05/29/2018	624,608
600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/2018	612,930
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	627,228
600,000	Sibur Securities DAC(a)	3.914	01/31/2018	603,898
400,000	TMK OAO Via TMK Capital SA(a)	6.750	04/03/2020	419,120
600,000	Uralkali OJSC Via Uralkali Finance DAC, EMTN(a)	3.723	04/30/2018	603,615
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/2017	606,044
600,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	610,692
600,000	VTB Bank OJSC Via VTB Capital SA(a)	6.315	02/22/2018	612,370

				15,622,718

	Saudi Arabia - 0.2%
400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500	05/28/2019	397,850

	South Africa - 0.2%
300,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	317,520

	South Korea - 0.3%
550,000	Harvest Operations Corp.	6.875	10/01/2017	551,375

	Spain - 0.3%
695,000	Atento Luxco 1 SA(a)	7.375	01/29/2020	715,850

	Sri Lanka - 0.6%
600,000	Bank of Ceylon	5.325	04/16/2018	606,000
500,000	National Savings Bank(a)	8.875	09/18/2018	530,000

				1,136,000

	Supranational - 0.3%
600,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375	12/06/2018	624,967

	Trinidad and Tobago - 0.7%
600,000	Consolidated Energy Finance SA(a)	6.750	10/15/2019	614,250
700,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	752,857

				1,367,107

	Turkey - 5.2%
550,000	Akbank TAS(a)	3.875	10/24/2017	551,948
350,000	Akbank TAS(a)	6.500	03/09/2018	357,847
600,000	Akbank TAS, EMTN(a)	4.000	01/24/2020	602,430
800,000	Finansbank AS(a)	5.150	11/01/2017	804,444
800,000	Finansbank AS, EMTN(a)	6.250	04/30/2019	834,835
600,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	606,456
400,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/2018	403,630
400,000	Turkiye Garanti Bankasi AS(a)	4.000	09/13/2017	400,930
200,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	205,152
400,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	403,602
600,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	588,117
500,000	Turkiye Is Bankasi(a)	3.875	11/07/2017	501,852
800,000	Turkiye Is Bankasi(a)	3.750	10/10/2018	802,011
200,000	Turkiye Is Bankasi(a)	5.500	04/21/2019	205,888
600,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	615,990
800,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	3.750	04/15/2018	802,461
700,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	5.000	10/31/2018	709,619
500,000	Yapi ve Kredi Bankasi AS(a)	5.250	12/03/2018	510,993
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	614,104

				10,522,309

	Ukraine - 0.0%
8,725	UkrLandFarming PLC(a)	10.875	03/26/2018	2,467

	United Arab Emirates - 0.1%
200,000	Alpha Star Holding Ltd.	4.970	04/09/2019	204,000

	United Kingdom - 3.4%
600,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/2018	582,000
700,000	Algeco Scotsman Global Finance PLC(a)	10.750	10/15/2019	598,500
600,000	Anglo American Capital PLC(a)	2.625	09/27/2017	600,150
600,000	Anglo American Capital PLC(a)	9.375	04/08/2019	673,314
200,000	Anglo American Capital PLC(a)	3.625	05/14/2020	206,000

Schedule of Investments

$275,000	Avon Products, Inc.	6.500%	03/01/2019	$286,687
200,000	Avon Products, Inc.	6.600	03/15/2020	204,500
200,000	Fiat Chrysler Automobiles NV	4.500	04/15/2020	208,250
400,000	Global Ship Lease, Inc.(a)	10.000	04/01/2019	393,000
600,000	Ithaca Energy, Inc.(a)	8.125	07/01/2019	616,500
600,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	613,500
700,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	721,000
600,000	Royal Bank of Scotland Group PLC	4.700	07/03/2018	612,907
600,000	Tesco PLC(a)	5.500	11/15/2017	606,625

				6,922,933

	United States - 39.0%
100,000	99 Cents Only Stores LLC	11.000	12/15/2019	82,750
100,000	ACE Cash Express, Inc.(a)	11.000	02/01/2019	100,250
125,000	Alere, Inc.	7.250	07/01/2018	125,656
500,000	Allegheny Technologies, Inc.	9.375	06/01/2019	542,500
350,000	Allegiant Travel Co.	5.500	07/15/2019	363,125
405,000	Ally Financial, Inc.	3.250	09/29/2017	405,830
530,000	Ally Financial, Inc.	6.250	12/01/2017	538,082
500,000	Ally Financial, Inc.	3.250	02/13/2018	503,745
600,000	Ally Financial, Inc.	3.600	05/21/2018	607,650
500,000	Ally Financial, Inc.	4.750	09/10/2018	515,150
500,000	Ally Financial, Inc.	3.250	11/05/2018	507,600
500,000	Ally Financial, Inc.	8.000	12/31/2018	539,375
500,000	Ally Financial, Inc.	3.500	01/27/2019	508,750
500,000	Ally Financial, Inc.	3.750	11/18/2019	512,500
200,000	Ally Financial, Inc.	8.000	03/15/2020	227,500
200,000	Ally Financial, Inc.	4.125	03/30/2020	206,500
450,000	American Airlines Group, Inc.	6.125	06/01/2018	465,372
400,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	422,240
304,000	Andeavor	4.250	10/01/2017	304,378
250,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	264,063
544,000	Anixter, Inc.	5.625	05/01/2019	574,600
587,000	Arconic, Inc.	5.720	02/23/2019	618,581
450,000	Atrium Windows & Doors, Inc.(a)	7.750	05/01/2019	454,500
400,000	Atwood Oceanics, Inc.	6.500	02/01/2020	397,000
100,000	Avaya, Inc.(a)(b)(c)	9.000	04/01/2019	82,000
100,000	Avaya, Inc.(a)(b)(c)	7.000	04/01/2019	83,000
400,000	Beazer Homes USA, Inc.	5.750	06/15/2019	418,500
400,000	BI-LO LLC/BI-LO Finance Corp.(a)	9.250	02/15/2019	346,000
140,000	BMC Software, Inc.	7.250	06/01/2018	145,600
300,000	Brinker International, Inc.	2.600	05/15/2018	300,375
400,000	Bumble Bee Holdings, Inc.(a)	9.000	12/15/2017	399,250
265,000	Cablevision Systems Corp.	8.625	09/15/2017	266,987
403,000	Cablevision Systems Corp.	7.750	04/15/2018	418,112
480,000	CalAtlantic Group, Inc.	8.375	05/15/2018	503,400
200,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	212,500
200,000	CenturyLink, Inc., Series V	5.625	04/01/2020	211,250
300,000	Cenveo Corp.(a)	6.000	08/01/2019	258,750
444,000	CF Industries, Inc.	6.875	05/01/2018	460,939
300,000	CF Industries, Inc.	7.125	05/01/2020	330,750
450,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	452,250
500,000	CIT Group, Inc.(a)	5.500	02/15/2019	525,900
600,000	CIT Group, Inc.	3.875	02/19/2019	615,750
200,000	CIT Group, Inc.	5.375	05/15/2020	216,500
550,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	581,625
700,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	358,750
400,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	403,000
200,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	202,250
300,000	Cleaver-Brooks, Inc.(a)	8.750	12/15/2019	309,375
93,000	Cliffs Natural Resources, Inc.(a)	8.250	03/31/2020	104,555
500,000	CNH Industrial Capital LLC	3.625	04/15/2018	506,250
500,000	CNH Industrial Capital LLC	3.875	07/16/2018	507,710
550,000	CNH Industrial Capital LLC	3.375	07/15/2019	559,625
300,000	Commercial Metals Co.	7.350	08/15/2018	317,062
150,000	Constellation Brands, Inc.	3.875	11/15/2019	156,014
500,000	CSC Holdings LLC	7.875	02/15/2018	515,625
500,000	CSC Holdings LLC	7.625	07/15/2018	526,250
498,000	CSC Holdings LLC	8.625	02/15/2019	546,555
950,000	Cumulus Media Holdings, Inc.	7.750	05/01/2019	270,750
400,000	DCP Midstream Operating LP	2.500	12/01/2017	400,000
500,000	DCP Midstream Operating LP(a)	9.750	03/15/2019	559,375
200,000	DCP Midstream Operating LP	2.700	04/01/2019	199,750

Schedule of Investments

$500,000	Dell, Inc.	5.650%	04/15/2018	$511,250
400,000	Dell, Inc.	5.875	06/15/2019	422,500
300,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	319,500
500,000	DISH DBS Corp.	4.250	04/01/2018	506,875
550,000	DISH DBS Corp.	7.875	09/01/2019	608,300
300,000	DISH DBS Corp.	5.125	05/01/2020	315,690
200,000	Dollar Tree, Inc.	5.250	03/01/2020	206,000
136,792	DynCorp International, Inc.(d)	11.875	11/30/2020	143,974
330,000	Dynegy, Inc.	6.750	11/01/2019	342,994
76,551	Dynegy, Inc.	8.034	02/02/2024	74,254
500,000	EMC Corp.	1.875	06/01/2018	498,279
400,000	EnLink Midstream Partners LP	2.700	04/01/2019	401,103
200,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	171,250
200,000	Equinix, Inc. - REIT	4.875	04/01/2020	205,525
624,000	EV Energy Partners LP/EV Energy Finance Corp.	8.000	04/15/2019	315,120
333,000	FGI Operating Co. LLC/FGI Finance, Inc.	7.875	05/01/2020	239,760
200,000	Fifth Street Finance Corp.	4.875	03/01/2019	201,663
200,000	Flexi-Van Leasing, Inc.(a)	7.875	08/15/2018	198,000
500,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	500,625
630,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	630,787
300,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	299,250
345,000	Frontier Communications Corp.	8.125	10/01/2018	360,956
450,000	Frontier Communications Corp.	7.125	03/15/2019	459,562
200,000	Frontier Communications Corp.	8.500	04/15/2020	204,000
100,000	GameStop Corp.(a)	5.500	10/01/2019	102,625
313,000	GenOn Energy, Inc.(b)(c)	7.875	06/15/2017	211,275
700,000	GenOn Energy, Inc.(b)(c)	9.500	10/15/2018	469,000
600,000	Genworth Holdings, Inc., GMTN	6.515	05/22/2018	604,500
400,000	Gibson Brands, Inc.(a)	8.875	08/01/2018	344,000
400,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	408,000
103,846	Goodman Networks, Inc.	8.000	05/11/2022	89,308
494,000	Graham Holdings Co.	7.250	02/01/2019	528,580
376,000	Greif, Inc.	7.750	08/01/2019	414,540
500,000	Guitar Center, Inc.(a)	6.500	04/15/2019	448,750
508,000	HCA, Inc.	3.750	03/15/2019	520,700
500,000	HCA, Inc.	4.250	10/15/2019	517,500
500,000	HCA, Inc.	6.500	02/15/2020	547,500
285,000	Hertz Corp. (The)	6.750	04/15/2019	285,000
100,000	Hexion, Inc.	6.625	04/15/2020	94,375
200,000	Hexion, Inc.	10.000	04/15/2020	201,500
200,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	121,000
470,000	HRG Group, Inc.	7.875	07/15/2019	479,517
400,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	432,000
132,000	IAC/InterActiveCorp	4.875	11/30/2018	133,551
395,000	IASIS Healthcare LLC/IASIS Capital Corp.	8.375	05/15/2019	396,679
551,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.875	03/15/2019	558,962
600,000	iHeartCommunications, Inc.	9.000	12/15/2019	486,750
300,000	iHeartCommunications, Inc.(a)	11.250	03/01/2021	225,000
270,000	Ingram Micro, Inc.	5.250	09/01/2017	270,617
363,000	International Game Technology	7.500	06/15/2019	397,485
820,000	International Game Technology PLC(a)	5.625	02/15/2020	872,644
200,000	INVISTA Finance LLC(a)	4.250	10/15/2019	205,000
275,000	IPALCO Enterprises, Inc.	5.000	05/01/2018	280,500
500,000	iStar, Inc. - REIT	4.000	11/01/2017	500,750
100,000	iStar, Inc. - REIT	7.125	02/15/2018	102,875
500,000	iStar, Inc. - REIT	4.875	07/01/2018	503,750
452,000	iStar, Inc. - REIT	5.000	07/01/2019	458,215
242,000	JC Penney Corp., Inc.	5.750	02/15/2018	246,235
100,000	JC Penney Corp., Inc.	8.125	10/01/2019	109,375
200,000	K Hovnanian Enterprises, Inc.(a)	8.000	11/01/2019	201,000
186,000	KB Home	9.100	09/15/2017	187,860
400,000	KB Home	7.250	06/15/2018	419,600
350,000	KB Home	4.750	05/15/2019	362,687
400,000	Kindred Healthcare, Inc.	8.000	01/15/2020	404,000
500,000	Kratos Defense & Security Solutions, Inc.	7.000	05/15/2019	512,500
500,000	L Brands, Inc.	8.500	06/15/2019	553,750
350,000	Lennar Corp.	4.750	12/15/2017	351,190
400,000	Lennar Corp.	6.950	06/01/2018	416,500
400,000	Lennar Corp.	4.125	12/01/2018	409,750
500,000	Lennar Corp.	4.500	06/15/2019	518,650
300,000	Lennar Corp.	4.500	11/15/2019	312,315
693,000	Mallinckrodt International Finance SA	3.500	04/15/2018	699,064

Schedule of Investments

$200,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875%	04/15/2020	$200,500
167,000	MDC Holdings, Inc.	5.625	02/01/2020	180,360
500,000	MGM Resorts International	8.625	02/01/2019	551,250
600,000	MHGE Parent LLC/MHGE Parent Finance, Inc.(a)	8.500	08/01/2019	603,000
300,000	Michael Baker International LLC/CDL Acquisition Co., Inc.(a)	8.250	10/15/2018	299,625
100,000	Monitronics International, Inc.	9.125	04/01/2020	94,250
400,000	Murphy Oil Corp.	3.500	12/01/2017	403,500
100,000	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.(a)	5.000	08/01/2018	100,500
100,000	NANA Development Corp.(a)	9.500	03/15/2019	101,000
500,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	499,688
445,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	459,018
257,000	Natural Resource Partners LP/NRP Finance Corp.	9.125	10/01/2018	259,891
540,000	Navient Corp., GMTN	8.450	06/15/2018	568,458
425,000	Navient Corp., MTN	4.625	09/25/2017	426,594
525,000	Navient Corp., MTN	5.500	01/15/2019	546,656
500,000	Navient Corp., MTN	4.875	06/17/2019	517,500
300,000	Navient Corp., MTN	8.000	03/25/2020	332,550
700,000	Newstar Financial, Inc.	7.250	05/01/2020	721,000
100,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	99,625
300,000	NGPL PipeCo LLC(a)	7.119	12/15/2017	306,000
1,400,000	Nine West Holdings, Inc.(a)	8.250	03/15/2019	350,000
100,000	Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.	6.500	04/01/2019	102,250
150,000	NRG Energy, Inc.	7.625	01/15/2018	154,030
400,000	Nustar Logistics LP	8.150	04/15/2018	419,600
1,150,000	Och-Ziff Finance Co. LLC(a)	4.500	11/20/2019	1,095,375
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	73,125
200,000	OneMain Financial Holdings LLC(a)	6.750	12/15/2019	210,150
475,000	Pacific Drilling V Ltd.(a)	7.250	12/01/2017	231,563
519,000	PaperWorks Industries, Inc.(a)	9.500	08/15/2019	382,763
69,311	PetroQuest Energy, Inc.(d)	10.000	02/15/2021	52,330
446,000	PHH Corp.	7.375	09/01/2019	491,715
680,000	PHI, Inc.	5.250	03/15/2019	659,600
600,000	Popular, Inc.	7.000	07/01/2019	636,000
32,000	Pride International LLC	8.500	06/15/2019	34,240
200,000	Prince Mineral Holding Corp.(a)	11.500	12/15/2019	207,720
800,000	Production Resource Group, Inc.	8.875	05/01/2019	688,000
400,000	QVC, Inc.	3.125	04/01/2019	405,668
431,000	Radian Group, Inc.	5.500	06/01/2019	454,709
250,000	Realogy Group LLC/Realogy Co-Issuer Corp.(a)	4.500	04/15/2019	259,063
200,000	Rite Aid Corp.	9.250	03/15/2020	208,000
400,000	Rockies Express Pipeline LLC(a)	6.850	07/15/2018	418,500
185,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	193,556
200,000	Rowan Cos., Inc.	7.875	08/01/2019	214,250
400,000	Safeway, Inc.	5.000	08/15/2019	408,000
650,000	Sears Holdings Corp.	6.625	10/15/2018	617,500
610,000	Sears Holdings Corp.	8.000	12/15/2019	494,100
200,000	Seitel, Inc.	9.500	04/15/2019	199,500
411,000	Service Corp. International	7.625	10/01/2018	438,229
300,000	SESI LLC	6.375	05/01/2019	300,750
100,000	Silgan Holdings, Inc.	5.000	04/01/2020	101,625
400,000	Southwestern Energy Co.	5.800	01/23/2020	414,000
500,000	Springleaf Finance Corp.	5.250	12/15/2019	521,875
500,000	Springleaf Finance Corp., MTN	6.500	09/15/2017	502,187
500,000	Springleaf Finance Corp., MTN	6.900	12/15/2017	508,750
570,000	Sprint Capital Corp.	6.900	05/01/2019	607,763
290,000	Sprint Communications, Inc.	8.375	08/15/2017	290,943
402,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	435,668
200,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	219,000
170,000	Syniverse Foreign Holdings Corp.(a)	9.125	01/15/2022	171,275
30,000	Syniverse Holdings, Inc.	9.125	01/15/2019	29,400
100,000	Talen Energy Supply LLC	6.500	05/01/2018	102,500
300,000	Talen Energy Supply LLC(a)	4.625	07/15/2019	297,000
240,000	Talos Production LLC/Talos Production Finance, Inc.(a)	9.750	02/15/2018	151,800
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.000	01/15/2018	301,313
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	508,125
378,000	TEGNA, Inc.	5.125	10/15/2019	384,615
300,000	Tenet Healthcare Corp.	5.500	03/01/2019	310,500
500,000	TMX Finance LLC/TitleMax Finance Corp.(a)	8.500	09/15/2018	473,750
450,000	Toll Brothers Finance Corp.	8.910	10/15/2017	456,750
150,000	Toll Brothers Finance Corp.	4.000	12/31/2018	153,375
100,000	Toll Brothers Finance Corp.	6.750	11/01/2019	109,375
200,000	Transocean, Inc.	4.500	10/15/2017	201,125

Schedule of Investments

$705,000	Transocean, Inc.	6.000%	03/15/2018	$719,100
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	412,000
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)	12.000	08/15/2021	46,920
100,000	UCI International LLC(b)	8.625	02/15/2019	50
300,000	United Continental Holdings, Inc.	6.375	06/01/2018	310,698
300,000	United States Steel Corp.	7.375	04/01/2020	327,375
400,000	Urban One, Inc.(a)	9.250	02/15/2020	394,000
750,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/2018	751,125
300,000	Valeant Pharmaceuticals International, Inc.(a)	5.375	03/15/2020	290,625
425,000	Weatherford International Ltd.	9.625	03/01/2019	461,125
500,000	Whiting Petroleum Corp.	5.000	03/15/2019	494,375
500,000	XPO CNW, Inc.	7.250	01/15/2018	509,062
200,000	Yum! Brands, Inc.	6.250	03/15/2018	205,918
200,000	Yum! Brands, Inc.	5.300	09/15/2019	212,250
325,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	338,406

				79,511,166

	Venezuela - 0.5%
1,250,000	CA La Electricidad de Caracas	8.500	04/10/2018	690,500
438,000	Petroleos de Venezuela SA(a)	8.500	10/27/2020	291,270

				981,770

	Total Corporate Bonds (Cost $176,569,139)			176,493,936

	Sovereign Debt Obligations - 9.9%
	Argentina - 0.8%
550,000	Argentine Republic Government International Bond	6.250	04/22/2019	581,350
600,000	Provincia de Buenos Aires(a)	9.375	09/14/2018	639,834
150,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	154,387
200,000	Provincia de Cordoba(a)	12.375	08/17/2017	200,898

				1,576,469

	Bahrain - 0.1%
200,000	CBB International Sukuk Co. SPC	6.273	11/22/2018	208,422

	Belarus - 0.2%
500,000	Republic of Belarus International Bond	8.950	01/26/2018	513,750

	Brazil - 0.3%
510,000	Brazil Government International Bond	5.875	01/15/2019	540,090

	Croatia - 0.3%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	544,953

	Ecuador - 0.3%
600,000	Ecuador Government International Bond(a)	10.500	03/24/2020	639,000

	Egypt - 0.2%
300,000	Egypt Government International Bond(a)	5.750	04/29/2020	311,530

	El Salvador - 0.2%
500,000	El Salvador Government International Bond(a)	7.375	12/01/2019	506,875

	Hungary - 0.1%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/2018	152,939

	Kenya - 0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	411,366

	Lebanon - 1.6%
570,000	Lebanon Government International Bond	5.150	06/12/2018	574,887
600,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	604,290
500,000	Lebanon Government International Bond, GMTN	5.000	10/12/2017	501,125
400,000	Lebanon Government International Bond, GMTN	5.500	04/23/2019	403,204
400,000	Lebanon Government International Bond, GMTN	6.000	05/20/2019	405,798
100,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	100,109
100,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	102,017
500,000	Lebanon Government International Bond, GMTN	5.800	04/14/2020	502,075

				3,193,505

	Mongolia - 0.3%
700,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/2018	702,660

	Nigeria - 0.3%
600,000	Nigeria Government International Bond(a)	5.125	07/12/2018	609,000

Schedule of Investments

	Pakistan - 0.6%
$600,000	Pakistan Government International Bond(a)	7.250%	04/15/2019	$628,445
600,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750	12/03/2019	628,794

				1,257,239

	Russia - 0.6%
600,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/2018	652,794
600,000	Russian Foreign Bond - Eurobond(a)	3.500	01/16/2019	611,246

				1,264,040

	Serbia - 0.8%
550,000	Serbia International Bond(a)	5.250	11/21/2017	555,873
600,000	Serbia International Bond(a)	5.875	12/03/2018	628,669
500,000	Serbia International Bond(a)	4.875	02/25/2020	525,251

				1,709,793

	Sri Lanka - 0.4%
600,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	622,090
200,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	205,369

				827,459

	Turkey - 1.7%
400,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	415,990
600,000	Hazine Mustesarligi Varlik Kiralama AS(a)	2.803	03/26/2018	601,780
600,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.557	10/10/2018	613,827
500,000	Turkey Government International Bond	6.750	04/03/2018	515,331
600,000	Turkey Government International Bond	7.000	03/11/2019	640,830
600,000	Turkey Government International Bond	7.500	11/07/2019	658,965

				3,446,723

	Ukraine - 0.3%
500,000	Ukraine Government International Bond(a)	7.750	09/01/2019	520,360

	Venezuela - 0.6%
450,000	Venezuela Government International Bond(a)	13.625	08/15/2018	254,250
600,000	Venezuela Government International Bond	13.625	08/15/2018	366,000
700,000	Venezuela Government International Bond	7.000	12/01/2018	358,750
500,000	Venezuela Government International Bond	7.750	10/13/2019	216,250

				1,195,250

	Total Sovereign Debt Obligations (Cost $20,497,427)			20,131,423

Number of Shares
	Money Market Funds - 2.0%
4,063,915	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $4,063,915)			4,063,915

	Total Investments (Cost $201,130,481)(f) - 98.5%			200,689,274
	Other assets less liabilities - 1.5%			3,135,274

	Net Assets - 100.0%			$203,824,548

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $93,220,634, which represented 45.74% of the Fund's Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2017 was $1,510,675, which represented less than 1% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
DynCorp International, Inc., PIK	10.375%	11.875%
PetroQuest Energy, Inc., PIK	1.000	10.000

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $441,207, which consisted of aggregate gross unrealized appreciation of $2,093,678 and aggregate gross unrealized depreciation of $2,534,885.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 98.7%
		Australia - 2.6%
EUR	200,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$230,320
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/2024	508,924
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	572,764
EUR	300,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/2020	377,627
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/2017	280,486
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	261,390
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	331,628
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/2020	262,375
EUR	100,000	National Australia Bank Ltd., GMTN	2.000	11/12/2020	125,695
EUR	200,000	National Australia Bank Ltd., GMTN	0.875	01/20/2022	242,422
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	241,624
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	203,651
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	195,959
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	235,493
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/2019	660,854

					4,731,212

		Belgium - 2.8%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	241,095
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	501,015
EUR	950,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	1,172,314
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	457,599
EUR	600,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	803,835
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	374,245
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	389,959
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	234,246
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	254,486
GBP	400,000	Anheuser-Busch InBev SA, EMTN	2.850	05/25/2037	525,614
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	237,624

					5,192,032

		Canada - 14.8%
CAD	700,000	Bank of Montreal	1.880	03/31/2021	554,710
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	409,480
CAD	1,000,000	Bank of Montreal, DPNT	2.100	10/06/2020	801,479
CAD	1,150,000	Bank of Montreal, DPNT	3.400	04/23/2021	959,644
CAD	600,000	Bank of Montreal, DPNT	1.610	10/28/2021	466,883
CAD	800,000	Bank of Montreal, DPNT	2.120	03/16/2022	633,264
CAD	900,000	Bank of Nova Scotia (The), DPNT	2.462	03/14/2019	728,017
CAD	300,000	Bank of Nova Scotia (The), DPNT	2.400	10/28/2019	242,725
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.270	01/13/2020	403,223
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	481,382
CAD	750,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	600,360
CAD	1,000,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	829,571
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	490,891
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	589,175
CAD	300,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	233,897
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	390,356
CAD	300,000	Bell Canada, Inc.	3.350	06/18/2019	245,954
CAD	800,000	Bell Canada, Inc., MTN	3.250	06/17/2020	659,204
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	236,680
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	246,988
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	477,078
CAD	250,000	Canadian Imperial Bank of Commerce, DPNT	2.350	06/24/2019	201,945
CAD	750,000	Canadian Imperial Bank of Commerce, DPNT	1.660	01/20/2020	596,402
CAD	800,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	637,352
CAD	700,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	554,817
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	404,462
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	324,977
GBP	200,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/2020	305,956
CAD	500,000	HSBC Bank Canada	2.078	11/26/2018	401,603
CAD	600,000	HSBC Bank Canada	2.449	01/29/2021	483,699
CAD	500,000	HSBC Bank Canada, DPNT	2.491	05/13/2019	404,422
CAD	200,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	163,499
CAD	600,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	476,075

Schedule of Investments

CAD	450,000	HSBC Bank Canada, DPNT	2.908%	09/29/2021	$367,172
CAD	400,000	National Bank of Canada, DPNT	2.404	10/28/2019	323,662
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	318,241
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/2021	529,365
CAD	750,000	Royal Bank of Canada	1.583	09/13/2021	583,423
CAD	700,000	Royal Bank of Canada, DPNT	2.980	05/07/2019	571,587
CAD	300,000	Royal Bank of Canada, DPNT	2.350	12/09/2019	242,677
CAD	700,000	Royal Bank of Canada, DPNT	1.920	07/17/2020	557,907
CAD	900,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	736,797
CAD	1,000,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	786,222
CAD	700,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	550,428
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	393,487
CAD	750,000	Shaw Communications, Inc.	5.650	10/01/2019	644,105
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	596,589
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	237,522
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/2019	427,484
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/2020	432,650
CAD	400,000	Toronto-Dominion Bank (The), DPNT	1.693	04/02/2020	317,924
CAD	800,000	Toronto-Dominion Bank (The), DPNT	2.563	06/24/2020	649,020
CAD	950,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	769,465
CAD	1,000,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	772,316
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	579,597

					27,023,810

		Denmark - 1.1%
EUR	200,000	AP Moeller - Maersk A/S, EMTN	1.750	03/18/2021	247,118
EUR	300,000	Danske Bank A/S, EMTN	0.750	06/02/2023	358,161
GBP	300,000	DONG Energy A/S, EMTN	4.875	01/12/2032	498,859
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/2040	288,536
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/2018	657,130

					2,049,804

		Finland - 0.3%
EUR	250,000	Fortum OYJ, EMTN	2.250	09/06/2022	317,545
EUR	200,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	240,628

					558,173

		France - 18.8%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	239,244
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	444,704
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	238,190
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	264,431
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	406,141
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	406,602
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	265,497
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	518,477
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	607,575
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	388,681
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/2020	531,117
EUR	550,000	BNP Paribas SA, EMTN	2.250	01/13/2021	698,448
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	266,384
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	268,905
EUR	500,000	BNP Paribas SA, EMTN	2.375	05/20/2024	655,860
EUR	300,000	BNP Paribas SA, EMTN	2.375	02/17/2025	372,738
EUR	300,000	BNP Paribas SA, EMTN	1.625	02/23/2026	374,693
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	365,463
EUR	200,000	BPCE SA	4.625	07/18/2023	282,099
GBP	400,000	BPCE SA	5.250	04/16/2029	629,984
EUR	300,000	BPCE SA, EMTN	4.500	02/10/2022	422,461
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	227,997
EUR	400,000	Capgemini Se	2.500	07/01/2023	515,902
EUR	200,000	Cie de Saint-Gobain, EMTN	0.000	03/27/2020	236,073
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	279,258
EUR	200,000	CNP Assurances	1.875	10/20/2022	247,714
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	243,629
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	629,253
EUR	600,000	Credit Agricole SA/London, EMTN	2.375	11/27/2020	764,311
EUR	700,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	840,250
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	299,024
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	679,080
EUR	800,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	1,048,203
EUR	400,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	480,588
EUR	700,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	839,791
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	244,347
EUR	500,000	Danone SA, EMTN	2.250	11/15/2021	639,451

Schedule of Investments

EUR	400,000	Danone SA, EMTN	1.208%	11/03/2028	$468,571
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/2021	429,808
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/2021	381,918
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	410,891
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	395,851
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	148,771
EUR	500,000	Electricite de France SA, EMTN	1.000	10/13/2026	571,635
EUR	200,000	Electricite de France SA, EMTN	4.125	03/25/2027	295,788
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	308,070
GBP	450,000	Electricite de France SA, EMTN	5.875	07/18/2031	796,362
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,175,262
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/2037	1,204,943
GBP	700,000	Electricite de France SA, EMTN	5.500	10/17/2041	1,223,153
GBP	550,000	Electricite de France SA, EMTN	5.125	09/22/2050	947,089
EUR	300,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	458,897
EUR	500,000	Engie SA, EMTN	2.375	05/19/2026	654,885
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	195,204
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	966,868
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	422,086
EUR	300,000	Orange SA, EMTN	3.000	06/15/2022	398,373
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	409,339
EUR	200,000	Orange SA, EMTN	8.125	01/28/2033	444,147
GBP	300,000	Orange SA, EMTN	5.625	01/23/2034	536,316
EUR	200,000	RTE Reseau de Transport d’Electricite SA, EMTN	1.625	11/27/2025	247,505
EUR	400,000	Sanofi, EMTN	1.875	09/04/2020	498,094
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	225,617
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	360,514
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	281,281
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	119,823
EUR	300,000	Societe Generale SA, EMTN	2.625	02/27/2025	378,845
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	514,485
EUR	300,000	Total Capital International SA, EMTN(b)	2.500	03/25/2026	400,897
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	449,886
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	487,925
EUR	200,000	Vivendi SA	0.750	05/26/2021	240,038

					34,311,702

		Germany - 10.1%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/2022	409,454
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	535,373
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/2022	385,824
EUR	200,000	BMW Finance NV, EMTN	0.875	11/17/2020	241,728
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	304,998
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	238,596
EUR	200,000	Commerzbank AG, EMTN	4.000	09/16/2020	263,805
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	288,297
EUR	250,000	Daimler AG, EMTN	0.875	01/12/2021	301,579
EUR	500,000	Daimler AG, EMTN	1.400	01/12/2024	611,932
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	231,682
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	300,870
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	232,340
EUR	200,000	Deutsche Bank AG, EMTN	1.000	03/18/2019	239,626
GBP	300,000	Deutsche Bank AG, EMTN	1.875	02/28/2020	399,328
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	484,597
EUR	400,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	487,796
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	385,566
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	235,435
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	189,068
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	421,638
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	355,956
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	356,836
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	296,039
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	354,756
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	748,940
GBP	500,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	939,900
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	616,642
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	240,571
EUR	200,000	innogy Finance BV, EMTN	6.625	01/31/2019	259,539
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	147,949
GBP	200,000	innogy Finance BV, EMTN	5.500	07/06/2022	312,936
GBP	400,000	innogy Finance BV, EMTN	6.250	06/03/2030	727,540
GBP	300,000	innogy Finance BV, EMTN	4.750	01/31/2034	488,938
GBP	400,000	innogy Finance BV, EMTN	6.125	07/06/2039	780,265

Schedule of Investments

EUR	250,000	Landesbank Baden-Wuerttemberg, EMTN	0.375%	01/29/2019	$296,795
EUR	200,000	Landesbank Hessen-Thueringen Girozentrale, EMTN	0.375	03/10/2020	238,369
EUR	200,000	Norddeutsche Landesbank Girozentrale, EMTN	0.625	09/24/2018	237,058
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	280,658
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	483,951
GBP	200,000	Volkswagen Financial Services NV, DIP, EMTN	1.500	04/12/2021	264,266
EUR	250,000	Volkswagen International Finance NV, EMTN	3.250	01/21/2019	308,850
EUR	200,000	Volkswagen International Finance NV, EMTN	2.000	03/26/2021	249,899
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	237,030
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	470,538
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	381,439
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	514,530
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	237,784
EUR	200,000	Vonovia Finance BV, EMTN	1.625	12/15/2020	247,617
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	255,100

					18,520,223

		Hong Kong - 0.5%
EUR	200,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	229,940
EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	239,048
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	366,504

					835,492

		Italy - 6.0%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/2020	315,852
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	303,577
EUR	200,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	265,909
GBP	300,000	Autostrade Per L’italia SpA, EMTN	6.250	06/09/2022	479,929
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	314,267
EUR	350,000	Enel Finance International NV	1.375	06/01/2026	416,918
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/2022	364,654
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	650,002
EUR	400,000	Enel Finance International NV, EMTN	1.966	01/27/2025	505,001
GBP	150,000	Enel Finance International NV, EMTN	5.750	09/14/2040	272,404
GBP	600,000	Enel SpA, EMTN	5.750	06/22/2037	1,075,157
EUR	100,000	Eni SpA	4.125	09/16/2019	128,350
EUR	150,000	Eni SpA, EMTN	4.000	06/29/2020	196,937
EUR	300,000	Eni SpA, EMTN	3.250	07/10/2023	406,636
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	283,717
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	299,972
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	283,740
EUR	300,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/2019	370,066
EUR	200,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/2019	258,573
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	242,095
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	250,213
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	241,461
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	349,361
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	240,223
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/2018	248,002
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	227,990
EUR	150,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/2021	206,120
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	241,541
EUR	400,000	UniCredit SpA, EMTN	3.625	01/24/2019	497,644
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	260,413
EUR	200,000	UniCredit SpA, EMTN	2.000	03/04/2023	250,505
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	246,163
EUR	150,000	Unione di Banche Italiane SpA, EMTN	2.875	02/18/2019	184,962

					10,878,354

		Japan - 1.0%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	287,292
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	641,136
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	910,758

					1,839,186

		Netherlands - 5.8%
EUR	350,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	502,083
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	395,988
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	299,303
EUR	200,000	ASML Holding NV	1.375	07/07/2026	238,793
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	823,786
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	671,076
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	549,170
GBP	250,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	401,571
GBP	400,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	617,231

Schedule of Investments

EUR	500,000	Cooperatieve Rabobank UA, GMTN	3.750%	11/09/2020	$655,806
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/2022	412,142
EUR	1,000,000	Cooperatieve Rabobank UA, GMTN	1.375	02/03/2027	1,207,643
GBP	300,000	Cooperatieve Rabobank UA, Series 2541	4.000	09/19/2022	448,341
EUR	250,000	Heineken NV, EMTN	2.125	08/04/2020	313,805
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/2022	632,397
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	357,182
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/2029	508,720
EUR	250,000	Shell International Finance BV, EMTN	1.000	04/06/2022	305,524
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	171,762
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	254,675
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	332,967
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	185,836
EUR	350,000	Shell International Finance BV, EMTN	0.750	08/15/2028	389,282

					10,675,083

		Norway - 1.4%
EUR	250,000	DNB Bank ASA, EMTN	4.375	02/24/2021	339,406
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	347,738
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/2021	353,141
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/2027	296,584
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/2031	797,852
EUR	200,000	Statoil ASA, EMTN	1.625	02/17/2035	229,287
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	128,039

					2,492,047

		Spain - 5.3%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	236,980
EUR	300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	356,517
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/2019	366,915
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	236,209
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	352,344
EUR	200,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	236,633
EUR	400,000	Iberdrola International BV, EMTN	3.500	02/01/2021	527,982
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	235,576
EUR	200,000	Mapfre SA	1.625	05/19/2026	240,514
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/2019	126,866
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	252,688
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/2021	267,876
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	238,746
EUR	500,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	602,801
EUR	300,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	368,898
EUR	200,000	Santander International Debt SA, EMTN	4.000	01/24/2020	259,660
EUR	200,000	Santander International Debt SA, EMTN	1.375	03/03/2021	246,312
EUR	200,000	Santander International Debt SA, EMTN	1.375	12/14/2022	247,395
EUR	200,000	Santander Issuances SAU, DIP, EMTN	3.250	04/04/2026	255,794
EUR	200,000	Santander Issuances SAU, EMTN	2.500	03/18/2025	245,340
EUR	200,000	Santander Issuances SAU, EMTN	3.125	01/19/2027	252,767
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/2019	457,613
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/2020	263,537
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	247,451
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750	04/13/2022	239,582
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	384,714
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	466,382
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	483,177
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	238,527
EUR	500,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/2023	695,281

					9,631,077

		Sweden - 2.1%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	262,991
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	125,952
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	270,249
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	242,630
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	242,781
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	128,373
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	251,776
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	0.750	08/24/2021	241,449
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	556,115
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	262,723
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	276,112
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/2021	215,546
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	845,819

					3,922,516

Schedule of Investments

		Switzerland - 4.2%
EUR	300,000	Credit Suisse AG/London, EMTN	4.750%	08/05/2019	$388,320
EUR	550,000	Credit Suisse AG/London, EMTN	1.375	11/29/2019	670,254
EUR	200,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	243,759
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	308,462
EUR	400,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	481,667
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	308,130
GBP	200,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	281,502
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	343,135
EUR	450,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	545,245
CHF	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	267,252
EUR	300,000	Glencore Finance Dubai Ltd., EMTN	2.625	11/19/2018	365,706
GBP	250,000	Glencore Finance Europe SA, EMTN	6.500	02/27/2019	356,405
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	365,642
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	124,007
EUR	250,000	Novartis Finance SA	0.125	09/20/2023	289,197
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	239,701
CHF	600,000	Swisscom AG	3.250	09/14/2018	648,029
EUR	150,000	UBS AG/London, EMTN	1.125	06/30/2020	182,888
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	368,865
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	249,688
EUR	500,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	610,800

					7,638,654

		United Kingdom - 21.9%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/2026	339,600
EUR	500,000	Barclays Bank PLC, EMTN	6.000	01/14/2021	692,976
GBP	900,000	Barclays Bank PLC, EMTN	10.000	05/21/2021	1,530,000
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	387,405
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	247,533
GBP	300,000	Barclays PLC, EMTN	3.125	01/17/2024	416,494
GBP	500,000	Barclays PLC, EMTN	3.250	02/12/2027	690,175
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	433,710
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	446,264
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	365,332
GBP	300,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	314,044
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	824,826
GBP	150,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	266,764
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	127,609
EUR	300,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	371,345
EUR	200,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	249,453
EUR	200,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	243,255
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	362,651
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	433,655
EUR	300,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	357,679
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	241,856
EUR	150,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	182,129
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	394,752
GBP	250,000	BUPA Finance PLC	5.000	04/25/2023	372,854
GBP	400,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	517,368
GBP	300,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	381,832
GBP	300,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	381,528
GBP	300,000	Centrica PLC, EMTN	4.375	03/13/2029	466,618
GBP	300,000	Centrica PLC, EMTN	7.000	09/19/2033	604,057
GBP	300,000	Centrica PLC, EMTN	4.250	09/12/2044	470,700
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/2022	426,326
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	244,948
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	296,810
GBP	400,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	729,317
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	421,297
GBP	650,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	1,246,009
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	426,799
GBP	300,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	510,562
GBP	300,000	Heathrow Funding Ltd., EMTN	6.750	12/03/2026	545,219
GBP	300,000	Heathrow Funding Ltd., EMTN(b)	6.450	12/10/2031	574,151
GBP	400,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	694,238
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	321,868
EUR	400,000	HSBC Holdings PLC	0.875	09/06/2024	470,117
GBP	600,000	HSBC Holdings PLC	2.625	08/16/2028	808,430
GBP	300,000	HSBC Holdings PLC	6.750	09/11/2028	535,395
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	371,026
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	511,464
EUR	400,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	524,960

Schedule of Investments

EUR	200,000	HSBC Holdings PLC, EMTN	2.500%	03/15/2027	$264,385
EUR	300,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	391,391
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	399,291
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	364,151
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	358,902
GBP	250,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	409,143
GBP	250,000	Investec Bank PLC, EMTN	9.625	02/17/2022	424,665
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	540,283
EUR	500,000	Lloyds Bank PLC, EMTN	1.250	01/13/2025	611,955
GBP	500,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	900,877
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	645,813
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	381,159
EUR	200,000	Nationwide Building Society, EMTN	1.125	06/03/2022	243,900
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/2025	361,736
GBP	250,000	Nationwide Building Society, EMTN	3.000	05/06/2026	355,967
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	288,080
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	386,979
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/2019	328,979
EUR	200,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/2020	269,358
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	297,581
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	213,603
EUR	150,000	Santander UK PLC, EMTN	2.000	01/14/2019	182,333
GBP	400,000	Scottish Widows Ltd.	5.500	06/16/2023	599,825
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	431,532
GBP	300,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	444,308
EUR	500,000	Sky PLC, EMTN	1.500	09/15/2021	616,442
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	301,294
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	418,869
EUR	300,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	371,466
GBP	400,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	584,262
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	455,744
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	303,614
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	379,871
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	447,096
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	549,815
EUR	500,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	624,006
EUR	200,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	252,931
EUR	400,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	449,027
GBP	500,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	616,660
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	343,273
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	366,205

					39,950,171

		Total Investments (Cost $178,781,935)(c) - 98.7%			180,249,536
		Other assets less liabilities - 1.3%			2,379,186

		Net Assets - 100.0%			$182,628,722

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possession

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Note

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $975,048, which represented less than 1% of the Fund's Net Assets.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,467,601, which consisted of aggregate gross unrealized appreciation of $6,302,638 and aggregate gross unrealized depreciation of $4,835,037.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.2%
	Advertising - 0.5%
$100,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$109,131

	Aerospace/Defense - 0.5%
100,000	Lockheed Martin Corp.	2.500	11/23/2020	101,838

	Agriculture - 1.1%
100,000	Altria Group, Inc.	2.625	01/14/2020	101,880
100,000	Philip Morris International, Inc.	1.125	08/21/2017	99,988
50,000	Philip Morris International, Inc.	4.500	03/26/2020	53,482

				255,350

	Auto Manufacturers - 3.9%
100,000	American Honda Finance Corp., MTN	1.550	12/11/2017	100,055
100,000	American Honda Finance Corp., MTN	1.600	07/13/2018	100,103
100,000	General Motors Financial Co., Inc.	2.400	04/10/2018	100,457
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	102,456
100,000	General Motors Financial Co., Inc.	3.200	07/13/2020	102,320
100,000	General Motors Financial Co., Inc.	4.375	09/25/2021	105,902
150,000	Toyota Motor Credit Corp., MTN	2.750	05/17/2021	153,592
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	104,459

				869,344

	Banks - 32.5%
200,000	American Express Bank FSB, BKNT	6.000	09/13/2017	200,975
120,000	Bank of America Corp.	6.000	09/01/2017	120,430
100,000	Bank of America Corp.	6.875	11/15/2018	106,285
100,000	Bank of America Corp., GMTN	2.625	04/19/2021	100,979
100,000	Bank of America Corp., MTN	6.875	04/25/2018	103,691
100,000	Bank of America Corp., MTN	5.625	07/01/2020	109,655
100,000	Bank of America Corp., MTN	2.625	10/19/2020	101,524
100,000	Bank of America Corp., MTN	5.000	05/13/2021	109,459
100,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	101,060
100,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	100,502
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/2018	199,888
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	100,854
100,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/2018	100,135
100,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	107,256
200,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	202,563
100,000	BB&T Corp., MTN	2.625	06/29/2020	102,124
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	109,371
98,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	99,135
120,000	Capital One Financial Corp.	2.450	04/24/2019	120,933
100,000	Citigroup, Inc.	2.550	04/08/2019	101,081
120,000	Citigroup, Inc.	8.500	05/22/2019	133,799
100,000	Citigroup, Inc.	2.500	07/29/2019	101,091
61,000	Citigroup, Inc.	5.375	08/09/2020	66,578
100,000	Citigroup, Inc.	2.650	10/26/2020	101,265
100,000	Citigroup, Inc.	2.700	03/30/2021	101,074
100,000	Credit Suisse AG (Switzerland)	6.000	02/15/2018	102,243
100,000	Deutsche Bank AG (Germany)	6.000	09/01/2017	100,329
100,000	Fifth Third Bancorp	2.875	07/27/2020	102,581
100,000	Fifth Third Bancorp	3.500	03/15/2022	104,624
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	101,163
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	101,508
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	101,631
100,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	100,523
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	112,749
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	108,206
100,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	110,513
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	201,272
100,000	HSBC USA, Inc.	2.250	06/23/2019	100,741
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	99,029
120,000	JPMorgan Chase & Co.	6.300	04/23/2019	129,061
100,000	JPMorgan Chase & Co.	4.400	07/22/2020	106,691
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	106,668

Schedule of Investments

$100,000	JPMorgan Chase & Co.	4.350%	08/15/2021	$107,510
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	108,856
100,000	KeyCorp, MTN	2.900	09/15/2020	102,230
100,000	Morgan Stanley	2.650	01/27/2020	101,375
100,000	Morgan Stanley	2.800	06/16/2020	101,879
100,000	Morgan Stanley	5.750	01/25/2021	110,984
50,000	Morgan Stanley, GMTN	6.625	04/01/2018	51,600
100,000	Morgan Stanley, GMTN	5.500	01/26/2020	108,052
100,000	Morgan Stanley, GMTN	5.500	07/28/2021	111,400
100,000	Morgan Stanley, MTN	2.625	11/17/2021	100,419
100,000	Northern Trust Corp.	3.375	08/23/2021	104,319
100,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/2018	100,249
100,000	Royal Bank of Canada, Series CB8 (Canada)	1.200	09/19/2017	99,980
200,000	Santander UK PLC (United Kingdom)	1.650	09/29/2017	200,067
100,000	State Street Corp.	4.375	03/07/2021	107,571
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	100,873
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/2018	100,242
100,000	US Bancorp, MTN	3.000	03/15/2022	103,105
200,000	Wachovia Corp., MTN	5.750	02/01/2018	204,183
200,000	Wells Fargo & Co., GMTN	1.500	01/16/2018	200,097
200,000	Wells Fargo & Co., MTN	1.400	09/08/2017	200,003

				7,316,233

	Beverages - 3.3%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	101,773
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/2019	130,388
100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	111,161
100,000	Coca-Cola Co. (The)	1.875	10/27/2020	100,329
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/2020	104,412
100,000	Diageo Capital PLC (United Kingdom)	5.750	10/23/2017	100,957
100,000	PepsiCo, Inc.	3.000	08/25/2021	104,003

				753,023

	Biotechnology - 0.9%
100,000	Amgen, Inc.	5.700	02/01/2019	105,914
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	102,099

				208,013

	Chemicals - 1.4%
100,000	E.I. du Pont de Nemours & Co.	5.750	03/15/2019	106,213
100,000	Monsanto Co.	2.125	07/15/2019	100,508
100,000	Sherwin-Williams Co. (The)	1.350	12/15/2017	99,940

				306,661

	Computers - 1.4%
100,000	Apple, Inc.	2.100	05/06/2019	101,066
100,000	International Business Machines Corp.	7.625	10/15/2018	107,116
100,000	International Business Machines Corp.	8.375	11/01/2019	114,521

				322,703

	Cosmetics/Personal Care - 0.4%
100,000	Procter & Gamble Co. (The)	1.900	11/01/2019	100,683

	Diversified Financial Services - 4.0%
100,000	Air Lease Corp.	3.750	02/01/2022	104,537
100,000	American Express Co.	8.125	05/20/2019	111,058
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	101,040
100,000	American Express Credit Corp., MTN	1.800	07/31/2018	100,218
100,000	Bear Stearns Cos. LLC (The)	6.400	10/02/2017	100,804
100,000	International Lease Finance Corp.	4.625	04/15/2021	106,762
100,000	Jefferies Group LLC	5.125	04/13/2018	102,259
60,000	Jefferies Group LLC	8.500	07/15/2019	67,016
100,000	Synchrony Financial	2.700	02/03/2020	100,916

				894,610

	Electric - 2.4%
100,000	Duke Energy Corp.	1.625	08/15/2017	100,011
120,000	Entergy Texas, Inc.	7.125	02/01/2019	128,975
100,000	Exelon Generation Co. LLC	5.200	10/01/2019	106,855
100,000	Southern Co. (The)	2.350	07/01/2021	99,814
100,000	Xcel Energy, Inc.	4.700	05/15/2020	105,927

				541,582

	Electrical Components & Equipment - 0.7%
100,000	Emerson Electric Co.	4.875	10/15/2019	106,524
50,000	Emerson Electric Co.	2.625	12/01/2021	51,131

				157,655

Schedule of Investments

	Electronics - 0.5%
$100,000	Honeywell International, Inc.	4.250%	03/01/2021	$107,672

	Environmental Control - 0.4%
100,000	Republic Services, Inc.	3.800	05/15/2018	101,751

	Food - 1.4%
100,000	General Mills, Inc.	2.200	10/21/2019	100,902
100,000	Kraft Heinz Foods Co.	6.125	08/23/2018	104,604
100,000	Kroger Co. (The)	3.300	01/15/2021	103,016

				308,522

	Healthcare-Products - 2.7%
100,000	Abbott Laboratories	2.000	03/15/2020	100,112
100,000	Abbott Laboratories	2.900	11/30/2021	101,869
99,000	Danaher Corp.	2.400	09/15/2020	100,523
100,000	Life Technologies Corp.	6.000	03/01/2020	109,039
100,000	Medtronic, Inc.	2.500	03/15/2020	101,764
100,000	Stryker Corp.	1.300	04/01/2018	99,858

				613,165

	Healthcare-Services - 1.6%
100,000	Aetna, Inc.	1.700	06/07/2018	100,115
50,000	Anthem, Inc.	1.875	01/15/2018	50,041
100,000	HCA, Inc.	3.750	03/15/2019	102,500
100,000	UnitedHealth Group, Inc.	6.000	02/15/2018	102,399

				355,055

	Household Products/Wares - 0.5%
100,000	Kimberly-Clark Corp.	7.500	11/01/2018	107,251

	Insurance - 1.9%
100,000	American International Group, Inc.	6.400	12/15/2020	113,329
100,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	107,917
100,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	105,598
100,000	MetLife, Inc.	4.750	02/08/2021	108,959

				435,803

	Internet - 0.9%
100,000	eBay, Inc.	2.200	08/01/2019	100,629
100,000	eBay, Inc.	3.800	03/09/2022	105,302

				205,931

	Investment Companies - 0.5%
100,000	Ares Capital Corp.	4.875	11/30/2018	103,615

	Machinery-Construction & Mining - 0.9%
100,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	108,380
100,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	100,389

				208,769

	Machinery-Diversified - 0.5%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	101,885

	Media - 2.6%
100,000	CBS Corp.	5.750	04/15/2020	109,455
100,000	Comcast Corp.	5.700	07/01/2019	107,508
100,000	NBCUniversal Media LLC	5.150	04/30/2020	109,053
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/2020	101,337
50,000	Time Warner Cable LLC	8.250	04/01/2019	55,029
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	100,456

				582,838

	Metal Fabricate/Hardware - 0.7%
150,000	Precision Castparts Corp.	1.250	01/15/2018	149,868

	Mining - 0.5%
100,000	Newmont Mining Corp.	3.500	03/15/2022	104,033

	Miscellaneous Manufacturing - 1.4%
100,000	General Electric Co., GMTN	5.625	05/01/2018	103,071
100,000	General Electric Co., GMTN	6.000	08/07/2019	108,558
100,000	General Electric Co., GMTN	5.500	01/08/2020	108,917

				320,546

	Office/Business Equipment - 0.9%
100,000	Pitney Bowes, Inc.	3.375	10/01/2021	99,756
100,000	Xerox Corp.	6.350	05/15/2018	103,534

				203,290

Schedule of Investments

	Oil & Gas - 6.0%
$100,000	BP Capital Markets PLC (United Kingdom)	4.742%	03/11/2021	$109,287
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	104,994
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	102,935
100,000	Canadian Natural Resources Ltd. (Canada)	1.750	01/15/2018	99,991
100,000	Chevron Corp.	1.718	06/24/2018	100,216
47,000	Chevron Corp.	2.427	06/24/2020	47,790
22,000	ConocoPhillips	5.750	02/01/2019	23,290
100,000	EOG Resources, Inc.	2.450	04/01/2020	100,851
150,000	Exxon Mobil Corp.	1.819	03/15/2019	150,655
100,000	Marathon Petroleum Corp.	5.125	03/01/2021	109,238
100,000	Noble Energy, Inc.	4.150	12/15/2021	105,868
100,000	Petro-Canada (Canada)	6.050	05/15/2018	103,273
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	100,378
100,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	99,358

				1,358,124

	Pharmaceuticals - 4.5%
100,000	AbbVie, Inc.	1.800	05/14/2018	100,165
100,000	AbbVie, Inc.	2.300	05/14/2021	100,158
100,000	Allergan Funding SCS	3.450	03/15/2022	104,150
100,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	101,359
100,000	Cardinal Health, Inc.	1.950	06/15/2018	100,273
100,000	Johnson & Johnson	5.150	07/15/2018	103,544
100,000	Johnson & Johnson	1.875	12/05/2019	100,707
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	105,334
100,000	Sanofi (France)	4.000	03/29/2021	106,598
100,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	99,785

				1,022,073

	Pipelines - 2.3%
100,000	Enbridge Energy Partners LP	4.375	10/15/2020	105,559
100,000	Energy Transfer Partners LP	4.650	06/01/2021	106,211
100,000	Enterprise Products Operating LLC	5.200	09/01/2020	108,788
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/2018	102,154
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	101,877

				524,589

	REITs - 1.6%
100,000	American Tower Corp.	3.400	02/15/2019	102,260
100,000	American Tower Corp.	3.450	09/15/2021	103,910
50,000	Boston Properties LP	5.875	10/15/2019	53,784
100,000	Welltower, Inc.	4.125	04/01/2019	103,192

				363,146

	Retail - 3.2%
100,000	AutoZone, Inc.	4.000	11/15/2020	105,084
100,000	CVS Health Corp.	2.250	12/05/2018	100,711
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	108,154
100,000	Lowe’s Cos., Inc.	3.750	04/15/2021	105,723
100,000	McDonald’s Corp., MTN	2.750	12/09/2020	102,718
85,000	Target Corp.	3.875	07/15/2020	89,912
100,000	Wal-Mart Stores, Inc.	1.125	04/11/2018	99,872

				712,174

	Semiconductors - 1.4%
100,000	Intel Corp.	1.350	12/15/2017	100,013
100,000	Intel Corp.	2.450	07/29/2020	101,888
100,000	KLA-Tencor Corp.	4.125	11/01/2021	106,175

				308,076

	Software - 2.5%
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	104,662
100,000	Microsoft Corp.	3.000	10/01/2020	103,728
100,000	Microsoft Corp.	2.000	11/03/2020	100,777
100,000	Oracle Corp.	5.000	07/08/2019	106,479
150,000	Oracle Corp.	2.500	05/15/2022	152,205

				567,851

	Telecommunications - 4.9%
100,000	AT&T, Inc.	5.500	02/01/2018	101,937
100,000	AT&T, Inc.	2.375	11/27/2018	100,819
130,000	AT&T, Inc.	5.800	02/15/2019	137,882
100,000	AT&T, Inc.	3.000	02/15/2022	101,320
100,000	Cisco Systems, Inc.	4.950	02/15/2019	105,167
100,000	Cisco Systems, Inc.	4.450	01/15/2020	106,725
100,000	Cisco Systems, Inc.	2.200	02/28/2021	100,909
100,000	Qwest Corp.	6.750	12/01/2021	110,704

Schedule of Investments

$25,000	Rogers Communications, Inc. (Canada)	6.800%	08/15/2018	$26,328
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	107,530
100,000	Verizon Communications, Inc.	3.000	11/01/2021	101,914

				1,101,235

	Transportation - 0.9%
100,000	Norfolk Southern Corp.	5.750	04/01/2018	102,676
100,000	United Parcel Service, Inc.	3.125	01/15/2021	104,297

				206,973

	Total Corporate Bonds (Cost $22,036,622)			22,111,061

Number of Shares
	Money Market Funds - 0.9%
213,470	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(a) (Cost $213,470)			213,470

	Total Investments (Cost $22,250,092)(b) - 99.1%			22,324,531
	Other assets less liabilities - 0.9%			207,103

	Net Assets - 100.0%			$22,531,634

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $74,439, which consisted of aggregate gross unrealized appreciation of $117,857 and aggregate gross unrealized depreciation of $43,418.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.7%
	Ad Valorem Property Tax - 12.4%
$8,000,000	Aldine Texas Independent School District Ref. Ser. 17 PSF-GTD	5.000%	02/15/2042	$9,416,640
1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/2038	1,517,415
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	2,187,640
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/2039	4,848,660
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/2040	13,335,373
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	704,088
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	5,145,600
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,074,720
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,366,600
3,340,000	City of New York Ser. 11A-1	5.000	08/01/2032	3,782,149
1,080,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	1,153,958
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,403,510
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,994,775
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,392,000
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,548,645
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,678,080
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,640,400
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,399,782
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,405,073
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	813,518
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,869,186
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,881,688
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,267,700
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,960,180
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,665,680
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,235,728
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,736,350
3,500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	4,114,915
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,695,800
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,683,900
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,166,980
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	523,955
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,462,813
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/2035	925,039
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,352,588
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,399,800
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/2033	2,602,600
4,000,000	Simi Valley California Unified School District Election 2016 Ser. 17A	4.000	08/01/2046	4,221,120
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,337,900
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,804,374
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(b)	5.000	08/01/2019	2,704,275
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,501,952
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/2045	3,480,300
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,908,050

				190,311,499

	Auto Parking Revenue - 0.5%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,217,740
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,166,660
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,708,325

				7,092,725

Schedule of Investments

	College & University Revenue - 9.2%
$5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000%	07/01/2041	$5,479,550
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,333,920
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,491,490
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	2,011,485
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,993,475
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,967,525
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	13,329,853
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	66,970
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,226,727
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,417,199
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,137,550
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,269,260
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	986,536
1,250,000	Massachusetts State Development Finance Agency (Massachusetts Institute of Technology) Rev. Ser. 09O(b)	6.000	07/01/2018	1,309,300
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,175,585
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,109,860
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,359,412
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	588,530
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,383,473
250,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(b)	5.000	07/01/2018	259,462
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,408,630
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,639,310
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,983,315
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,742,004
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,368,360
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,251,170
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,148,390
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	869,438
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,435,120
6,100,000	Ohio State University Ser.14A	5.000	12/01/2039	7,056,114
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,354,160
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,953,168
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,219,549
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,668,700
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,256,280
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,349,180
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	11,113,955
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,378,700
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,669,656
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,584,234

Schedule of Investments

$7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125%	10/01/2039	$7,891,133

				141,237,728

	Electric Power Revenue - 3.8%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,259,920
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,248,800
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,974,565
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	1,258,939
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	11,033,395
2,500,000	Imperial California Irrigation District Electric Rev. Ser. 16B-1	5.000	11/01/2046	2,917,650
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,074,991
200,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(b)	5.000	09/01/2017	200,702
700,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(b)	5.000	09/01/2017	702,457
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,860,600
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM	5.000	05/01/2036	4,673,886
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,908,725
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,102,654
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,131,330
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	568,420
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,199,794
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,158,040
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,366,330
10,000,000	Utility Debt Securitization Auth. New York Restructuring Bonds Ref. Ser. 15	5.000	12/15/2033	11,956,900

				58,598,098

	Fuel Sales Tax Revenue - 0.6%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,678,545
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,369,480
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,473,790

				9,521,815

	General Fund - 1.0%
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,070,960
3,000,000	California State Ser. 16	5.000	09/01/2046	3,516,840
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/2038	5,404,750
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,918,850

				15,911,400

	Health, Hospital, Nursing Home Revenue - 9.9%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	709,156
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,177,220
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	561,005
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,112,980
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,555,820
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,533,130
2,615,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	2,956,990
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	9,246,240
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,121,280
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,936,184
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,807,250
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,144,010
720,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(b)	5.000	05/23/2018	743,191

Schedule of Investments

$5,000,000	Christian County Kentucky Hospital (Hospital-Jennie Stuart Medical Center) Rev. Ser. 06 AGC(b)	5.500%	02/01/2018	$5,116,500
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC(b)	5.500	04/01/2020	2,724,675
1,570,000	District of Columbia Hospital (Children’s Hospital Obligation Group) Rev. Ser. 08 AGC(b)	5.250	07/15/2018	1,634,857
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,434,320
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,192,900
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,870,228
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC	5.125	11/15/2037	3,983,540
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,292,100
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,139,850
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM	5.250	03/01/2030	1,076,220
1,700,000	Indiana Health & Educational Facilities Finance Auth. (St. Francis) Rev. Ref. Ser. 06E AGM(b)	5.250	05/01/2018	1,755,675
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,420,480
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,175,580
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,718,055
4,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	4,862,061
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,128,840
6,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	7,699,995
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,260,963
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2041	2,139,460
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2045	1,281,528
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,282,300
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,396,060
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,090,422
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,282,800
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,260,720
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,110,780
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,108,260
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	585,970
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,130,370
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,372,690
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,780,500
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,867,300
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,081,190

Schedule of Investments

$2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM	5.250%	07/01/2040	$2,689,975
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,052,689
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	16,709
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM	6.500	08/01/2039	5,077,015
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,123,440
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,992,462
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	852,683
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM	5.500	08/15/2038	2,125,338
850,000	Washington State Health Care Facilities Auth. (Providence Health) Rev. Ser. 06E AGM	5.250	10/01/2033	890,732
3,100,000	Wisconsin State Health & Educational Facilities Auth. (Ascension Health Credit Group) Rev. Ref. Ser. 16A	5.000	11/15/2039	3,555,111
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,675,950

				151,913,749

	Highway Tolls Revenue - 7.3%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,819,750
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,192,950
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,423,237
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	789,278
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,163,440
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	8,133,675
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2041	1,162,890
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2047	1,155,490
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,542,960
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,174,260
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	7,023,540
8,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	9,092,880
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,658,120
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/2032	3,513,660
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,785,015
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	607,294
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,671,040
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,488,070
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(b)	5.500	01/01/2019	4,521,745
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(b)	5.750	01/01/2019	4,269,800
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,796,575
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,071,026
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,793,200
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	17,052,900
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	10,027,688
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,785,750

				111,716,233

	Hotel Occupancy Tax - 0.9%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,125,130
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	559,860
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,423,605
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,509,905
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,319,380
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,452,760

				14,390,640

	Income Tax Revenue - 2.5%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,372,152

Schedule of Investments

$4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000%	02/01/2035	$4,612,268
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,337,440
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	5,015,179
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,969,418
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,441,706
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,459,040
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	5,052,870
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,202,047
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,823,202
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,119,200

				38,404,522

	Lease Revenue - 2.4%
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	7,034,640
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,724,955
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(b)	5.750	02/01/2019	536,450
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,596,163
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,147,400
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	13,183,302
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(b)	5.375	02/01/2019	533,015
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,075,330
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,204,180
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,338,680
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,360,540

				36,734,655

	Local or GTD Housing - 0.2%
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,800,559

	Lottery Revenue - 0.5%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/2029	8,184,300

	Miscellaneous Revenue - 4.1%
5,000,000	Alamo Texas Regional Mobility Auth. (Senior Lien) Ser. 16	5.000	06/15/2046	5,713,300
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	4,104,590
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,849,300
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,251,549
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,678,300
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,849,000
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2035	2,196,092
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2040	578,340
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,464,758
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2033	1,022,090
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2038	5,661,944
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2042	1,530,510
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,303,240
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	404,880
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	538,215

Schedule of Investments

$3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000%	07/15/2040	$3,443,460
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,879,025
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,960,850
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,969,850
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,193,140

				62,592,433

	Miscellaneous Taxes - 0.2%
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,171,640
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,157,150

				3,328,790

	Natural Gas Revenue - 0.3%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,952,152

	Nuclear Revenue - 1.5%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,805,700
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,800,425
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,989,500
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	5,056,846

				22,652,471

	Port, Airport & Marina Revenue - 9.3%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,291,420
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,654,065
1,925,000	Charlotte North Airport Rev. Ser. 17A	5.000	07/01/2042	2,273,906
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2041	3,993,430
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,816,900
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,329,693
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,659,200
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,592,800
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,416,438
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,104,570
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,947,808
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/2035	2,219,720
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,201,380
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,549,980
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,706,010
3,250,000	Miami-Dade County Florida Aviation Rev. Ref. Ser. 16	5.000	10/01/2041	3,721,185
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,685,720
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	651,912
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,274,680
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,881,014
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,838,024
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	4,014,570
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,976,560
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,769,984
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,596,860
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,349,300
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,675,560
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,273,440
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,969,043
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,518,075
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,793,550
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	564,770

				143,311,567

Schedule of Investments

	Recreational Revenue - 0.2%
$3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000%	03/01/2049	$3,278,400

	Sales Tax Revenue - 8.1%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,604,442
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,631,910
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,996,420
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	11,046,400
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,353,604
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,164,010
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	871,073
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,447,981
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/2035	300,552
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,223,468
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,267,765
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	10,263,706
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,946,359
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000	02/01/2031	3,280,740
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,580,550
15,295,000	Regional Transportation District Colorado Sales Tax (Fastracks Project) Rev. Ser. 10A	5.000	11/01/2038	16,944,413
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	29,689,805
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,753,079

				125,366,277

	Sewer Revenue - 4.7%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	26,069,550
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,855,875
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	7,073,430
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC(b)	5.500	01/01/2018	2,548,275
2,000,000	Detroit Michigan Sewage Disposal (Second Lien-Remarketed) Rev. Ser. 06A BHAC(b)	5.500	07/01/2018	2,083,500
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,498,250
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	520,735
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,731,550
5,595,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	6,447,846
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,164,060
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,744,935
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,831,965
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,170,070
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,386,795

				72,126,836

	Student Loan Revenue - 0.1%
1,985,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	2,101,857

	Tax Increment Revenue - 1.5%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	19,206,600
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,531,080

				23,737,680

Schedule of Investments

	Transit Revenue - 3.8%
$1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000%	10/01/2036	$1,165,750
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,094,978
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,838,650
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/2042	7,381,205
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	15,082,633
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	11,450,500
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,701,100
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,426,962

				59,141,778

	Water Revenue - 12.7%
6,195,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM(b)	5.250	11/01/2019	6,783,835
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,613,059
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,172,110
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,167,670
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	11,038,827
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,143,160
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/2041	2,405,527
325,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	342,394
1,925,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	1,994,627
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/2041	224,826
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	7,055,040
5,000,000	Denver Colorado City & County Board of Water Commissioners Water Rev. (Green Bond) Ser. 17A	5.000	09/15/2047	5,966,000
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,913,225
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,443,760
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	4,098,220
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,712,220
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	207,184
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(b)	5.500	01/01/2019	1,357,454
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,559,084
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,745,280
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	9,042,400
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,796,200
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/2027	1,112,090
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/2029	22,228,800
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/2030	1,638,195
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	703,668
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,348,400
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09GG-1	5.250	06/15/2032	6,574,981
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,698,572
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,405,006
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,932,338
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	571,680
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,812,839
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution) Rev. Ser. 08DD	6.000	06/15/2040	1,043,820
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,845,260
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,189,910
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,425,050
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,742,600
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,197,500
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	955,229
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	296,628

Schedule of Investments

$4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125%	07/01/2047	$4,127,517
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,069,550
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,171,640
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,531,925
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,137,590
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,697,205

				196,240,095

	Total Investments (Cost $1,449,699,510)(c)(d) - 97.7%			1,504,648,259
	Other assets less liabilities - 2.3%			35,059,862

	Net Assets - 100.0%			$1,539,708,121

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented less than 1% of the Fund’s Net Assets.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.9%
Assured Guaranty Corp.	6.8

(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $54,948,749, which consisted of aggregate gross unrealized appreciation of $56,646,032 and aggregate gross unrealized depreciation of $1,697,283.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.2%
	Ad Valorem Property Tax - 7.3%
$2,000,000	New York City New York Ser. 16B-1	4.000%	12/01/2043	$2,126,480
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	587,845
1,750,000	New York State (Fiscal 2015) Ref. Ser. 14A	5.000	08/01/2032	2,040,360

				4,754,685

	College & University Revenue - 17.4%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,095,910
1,000,000	Build NYC Resource Corporation New York (Manhattan College Project) Rev. Ref. Ser. 17	5.000	08/01/2047	1,148,480
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	2,050,515
1,500,000	New York State Dormitory Auth. (The New School) Rev. Ser. 10 AGM(a)	5.500	07/01/2020	1,690,065
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,369,340
500,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	518,925
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,272,420
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,148,390

				11,294,045

	Electric Power Revenue - 8.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,121,850
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,278,820
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	186,645
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,740,180

				5,327,495

	Health, Hospital, Nursing Home Revenue - 5.1%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	561,485
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,720,380
935,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM(a)	5.000	08/15/2018	975,223
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	67,547

				3,324,635

	Highway Tolls Revenue - 7.2%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,136,610
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/2037	609,570
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,190,010
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,709,154

				4,645,344

	Hotel Occupancy Tax - 3.4%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,186,016

	Income Tax Revenue - 8.9%
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,088,080
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,419,029
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	898,543
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,347,432

				5,753,084

	Lease Revenue - 3.8%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,075,330
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,366,591

				2,441,921

Schedule of Investments

	Miscellaneous Revenue - 13.6%
$2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000%	07/15/2042	$2,250,840
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,691,075
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2007) Rev. Ser. 06S-1 NATL	5.000	07/15/2036	1,002,360
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,163,660
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/2034	601,158
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,154,030

				8,863,123

	Port, Airport & Marina Revenue - 3.3%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/2033	1,001,600
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,164,820

				2,166,420

	Recreational Revenue - 3.4%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,185,600

	Sales Tax Revenue - 7.5%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,164,950
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,491,238
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,240,740

				4,896,928

	Transit Revenue - 2.6%
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/2036	1,710,645

	Water Revenue - 5.5%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,144,540
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,219,660
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,189,910

				3,554,110

	Total Investments (Cost $61,081,055)(b)(c) - 97.2%			63,104,051
	Other assets less liabilities - 2.8%			1,851,220

	Net Assets - 100.0%			$64,955,271

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	12.8%
Assured Guaranty Corp.	8.6

(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $2,022,996, which consisted of aggregate gross unrealized appreciation of $2,313,603 and aggregate gross unrealized depreciation of $290,607.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.4%
	Banks - 42.6%
167,328	Associated Banc-Corp., 5.38%, Series D(b)	$4,203,279
1,274,439	Bank of America Corp., 6.00%, Series EE(b)	33,645,190
1,553,104	Bank of America Corp., 6.20%, Series CC	41,592,125
352,746	Bank of America Corp., 6.20%, Series D	9,129,066
2,105,432	Bank of America Corp., 6.38%, Series 3	54,467,526
3,001,306	Bank of America Corp., 6.50%, Series Y(b)	80,885,197
1,113,849	Bank of America Corp., 6.63%, Series I(b)	28,737,304
2,175,680	Bank of America Corp., 6.63%, Series W	59,178,496
5,240,810	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	141,344,646
574,466	BB&T Corp., 5.63%(b)	15,309,519
3,346,380	BB&T Corp., 5.63%, Series E(b)	84,830,733
450,693	BB&T Corp., 5.85%	11,488,165
220,772	BOK Financial Corp., 5.38%	5,706,956
970,920	Citigroup Capital XIII, 7.68%	26,515,825
1,532,120	Citigroup, Inc., 6.30%, Series S	40,999,531
3,018,992	Citigroup, Inc., 6.88%, Series K	90,479,190
960,215	Citigroup, Inc., 6.88%, Series L	25,762,568
115,871	Citigroup, Inc., 7.13%, Series J(b)	3,446,003
238,021	Commerce Bancshares, Inc., 6.00%, Series B(b)	6,469,411
1,987,169	Countrywide Capital V, 7.00%(b)	51,348,447
223,169	Cullen/Frost Bankers, Inc., 5.38%	5,583,688
688,142	Fifth Third Bancorp, 6.63%, Series I(b)	20,933,280
133,283	First Horizon National Corp., 6.20%, Series A	3,389,387
292,471	First Republic Bank, 5.50%, Series D	7,516,505
197,460	First Republic Bank, 5.50%, Series G(b)	5,173,452
221,898	First Republic Bank, 5.70%, Series F(b)	5,913,582
235,798	First Republic Bank, 7.00%, Series E	6,342,966
226,731	Hancock Holding Co., 5.95%(b)	5,958,491
5,469,945	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	148,946,602
4,929,204	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	134,961,605
126,165	Huntington Bancshares, Inc., 5.88%, Series C(b)	3,289,122
720,722	Huntington Bancshares, Inc., 6.25%, Series D	20,230,667
81,871	ING Groep NV, 6.13% (Netherlands)(b)	2,140,108
74,412	ING Groep NV, 6.20% (Netherlands)	1,938,433
508,141	ING Groep NV, 6.38% (Netherlands)	13,176,096
1,478,195	JPMorgan Chase & Co., 5.45%, Series P(b)	37,723,536
933,083	JPMorgan Chase & Co., 5.50%, Series O	23,457,707
1,878,890	JPMorgan Chase & Co., 6.10%, Series AA	50,279,096
2,864,708	JPMorgan Chase & Co., 6.13%, Series Y	76,516,351
2,054,809	JPMorgan Chase & Co., 6.15%, Series BB(b)	55,520,939
1,019,522	JPMorgan Chase & Co., 6.30%, Series W(b)	27,414,947
1,158,780	JPMorgan Chase & Co., 6.70%, Series T	31,124,831
742,295	KeyCorp, 6.13%, Series E(b)	21,845,742
358,226	People’s United Financial, Inc., 5.63%, Series A(b)	10,098,391
2,736,175	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	79,540,607
750,100	Regions Financial Corp., 6.38%, Series A	19,330,077
727,142	Regions Financial Corp., 6.38%, Series B	21,516,132

1,860,833	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	$47,004,642
1,232,961	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	31,613,120
177,436	Santander Finance Preferred SAU, 6.50% (Spain)	4,631,080
687,899	SunTrust Banks, Inc., 5.88%, Series E(b)	17,679,004
158,523	TCF Financial Corp., 6.45%, Series B	4,069,285
254,656	TCF Financial Corp., 7.50%	6,491,181
376,961	Texas Capital Bancshares, Inc., 6.50%, Series A	9,620,045
224,328	U.S. Bancorp, 5.15%, Series H	5,857,204
644,310	U.S. Bancorp, 6.50%, Series F	19,226,210
60,000	Valley National Bancorp, 5.50%, Series B	1,569,000
189,656	Valley National Bancorp, 6.25%, Series A(b)	5,452,610
168,981	Webster Financial Corp., 6.40%, Series E	4,337,742
754,308	Wells Fargo & Co., 5.13%, Series O	18,872,786
769,846	Wells Fargo & Co., 5.20%	19,284,642
1,683,397	Wells Fargo & Co., 5.50%, Series X	43,162,299
1,029,736	Wells Fargo & Co., 5.63%, Series Y	26,423,026
1,254,346	Wells Fargo & Co., 5.70%, Series W	32,562,822
2,190,529	Wells Fargo & Co., 5.85%, Series Q	60,327,169
1,089,542	Wells Fargo & Co., 6.00%, Series T	28,742,118
1,393,931	Wells Fargo & Co., 6.00%, Series V	37,078,565
964,017	Wells Fargo & Co., 6.63%(b)	28,949,430
5,064,734	Wells Fargo & Co., 8.00%, Series J(b)	131,379,200
190,761	Wintrust Financial Corp., 6.50%, Series D	5,432,873
348,227	Zions Bancorp, 5.75%, Series H	9,029,526

		2,254,197,096

	Capital Markets - 15.7%
312,636	Affiliated Managers Group, Inc., 6.38%	7,928,449
421,782	Apollo Global Management LLC, 6.38%(b)	11,000,075
455,846	Apollo Investment Corp., 6.88%	12,002,425
453,004	Ares Management LP, 7.00%, Series A	12,217,518
874,531	Bank of New York Mellon Corp. (The), 5.20%	22,038,181
135,692	BGC Partners, Inc., 8.13%	3,518,494
1,014,695	Charles Schwab Corp. (The), 5.95%, Series D	28,056,317
729,897	Charles Schwab Corp. (The), 6.00%, Series B	18,816,745
917,327	Charles Schwab Corp. (The), 6.00%, Series C	25,364,092
1,280,583	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	33,692,139
4,579,723	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	122,324,401
1,847,435	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	51,321,744
1,037,198	Goldman Sachs Group, Inc. (The), 5.95%	26,552,269
791,623	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	20,732,606
801,310	Goldman Sachs Group, Inc. (The), 6.30%, Series N	21,787,619
1,200,427	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	35,604,665
271,571	KKR & Co. LP, 6.50%, Series B(b)	7,280,818
485,189	KKR & Co. LP, 6.75%, Series A	13,337,846
640,250	KKR Financial Holdings LLC, 7.38%, Series A	16,473,632
648,631	Legg Mason, Inc., 5.45%	16,157,398
485,466	Legg Mason, Inc., 6.38%	13,136,710
1,556,599	Morgan Stanley, 5.85%, Series K	42,432,889
1,555,166	Morgan Stanley, 6.38%, Series I	44,804,332
1,149,382	Morgan Stanley, 6.63%, Series G	31,470,079
799,492	Morgan Stanley, 6.88%, Series F	23,561,029
1,138,857	Morgan Stanley, 7.13%, Series E	34,108,767
607,719	Northern Trust Corp., 5.85%, Series C	16,463,108
188,284	OM Asset Management PLC, 5.13%	4,639,318
242,085	Prospect Capital Corp., 6.25%	6,289,368
150,621	Solar Capital Ltd., 6.75%	3,806,193

Schedule of Investments(a)

676,052	State Street Corp., 5.25%, Series C	$17,192,002
584,347	State Street Corp., 5.35%, Series G	16,268,220
1,208,845	State Street Corp., 5.90%, Series D	34,512,525
1,157,612	State Street Corp., 6.00%, Series E	31,000,849
219,470	Stifel Financial Corp., 6.25%, Series A(b)	5,859,849

		831,752,671

	Chemicals - 0.1%
69,248	E.I. du Pont de Nemours & Co., 4.50%, Series B	7,063,296

	Commercial Services & Supplies - 0.5%
349,631	NuStar Logistics LP, 7.63%	8,901,605
650,885	Pitney Bowes, Inc., 6.70%	16,942,537

		25,844,142

	Consumer Finance - 3.1%
866,038	Capital One Financial Corp., 5.20%, Series G(b)	21,607,648
1,309,190	Capital One Financial Corp., 6.00%, Series B	33,161,783
726,521	Capital One Financial Corp., 6.00%, Series H(b)	19,325,459
775,672	Capital One Financial Corp., 6.20%, Series F	20,632,875
692,743	Capital One Financial Corp., 6.25%, Series C	18,323,052
713,279	Capital One Financial Corp., 6.70%, Series D	19,615,172
853,003	Discover Financial Services, 6.50%, Series B	21,905,117
484,759	Navient Corp., 6.00%	11,590,588

		166,161,694

	Diversified Telecommunication Services - 3.6%
1,523,357	Qwest Corp., 6.13%(b)	38,358,129
1,464,466	Qwest Corp., 6.50%	36,919,188
544,540	Qwest Corp., 6.63%(b)	13,983,787
818,006	Qwest Corp., 6.75%	20,720,092
655,852	Qwest Corp., 6.88%	16,907,865
542,913	Qwest Corp., 7.00%	13,838,852
268,809	Qwest Corp., 7.00%(b)	7,217,522
645,971	Qwest Corp., 7.00%(b)	16,685,431
217,485	Qwest Corp., 7.50%(b)	5,573,923
756,599	Verizon Communications, Inc., 5.90%	20,223,891

		190,428,680

	Electric Utilities - 6.5%
354,198	BGE Capital Trust II, 6.20%	9,276,446
763,361	Duke Energy Corp., 5.13%	19,458,072
412,969	Entergy Arkansas, Inc., 4.88%(b)	10,196,205
43,604	Entergy Arkansas, Inc., 4.90%	1,088,792
336,202	Entergy Louisiana LLC, 4.88%	8,273,931
390,279	Entergy Louisiana LLC, 5.25%	9,874,059
405,460	Entergy Mississippi, Inc., 4.90%	9,998,644
383,493	Entergy New Orleans, Inc., 5.50%(b)	10,016,837
617,818	Entergy Texas, Inc., 5.63%	16,779,937
302,533	Interstate Power & Light Co., 5.10%, Series D	7,808,377
1,137,352	NextEra Energy Capital Holdings, Inc., 5.00%	28,593,029
925,157	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	23,452,730
733,675	NextEra Energy Capital Holdings, Inc., 5.25%, Series K(b)	18,928,815
440,238	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	11,168,838
543,422	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	13,857,261
177,081	Pacific Gas & Electric Co., 6.00%, Series A	5,820,121
671,361	PPL Capital Funding, Inc., 5.90%, Series B	17,287,546
264,006	SCE Trust III, 5.75%, Series H(b)	7,616,573

468,772	SCE Trust IV, 5.38%, Series J	$13,195,932
421,072	SCE Trust V, 5.45%, Series K(b)	12,278,459
733,387	SCE Trust VI, 5.00%(b)	18,811,377
1,151,835	Southern Co. (The), 5.25%	29,371,792
1,512,253	Southern Co. (The), 6.25%	41,103,036

		344,256,809

	Equity REITs - 8.4%
211,508	American Homes 4 Rent, 5.88%, Series F	5,425,180
164,522	American Homes 4 Rent, 5.88%, Series G(b)	4,137,728
144,260	Boston Properties, Inc., 5.25%(b)	3,788,268
256,232	DDR Corp., 6.25%, Series K	6,523,667
178,554	DDR Corp., 6.38%, Series A(b)	4,803,103
318,662	DDR Corp., 6.50%, Series J	8,090,828
426,509	Digital Realty Trust, Inc., 5.88%, Series G(b)	10,961,281
363,459	Digital Realty Trust, Inc., 6.35%, Series I	9,882,450
487,333	Digital Realty Trust, Inc., 7.38%, Series H	13,206,724
272,449	DuPont Fabros Technology, Inc., 6.63%, Series C(b)	7,683,062
161,778	EPR Properties, 6.63%, Series F	4,125,339
282,836	Equity Commonwealth, 5.75%	7,116,154
469,304	Government Properties Income Trust, 5.88%	12,192,518
73,482	Kilroy Realty Corp., 6.38%, Series H	1,836,315
98,696	Kimco Realty Corp., 5.50%, Series J	2,485,165
789,287	Kimco Realty Corp., 6.00%, Series I(b)	19,953,175
493,979	National Retail Properties, Inc., 5.20%, Series F	12,300,077
486,810	National Retail Properties, Inc., 5.70%, Series E	12,472,072
441,640	PS Business Parks, Inc., 5.20%, Series W	11,045,417
244,087	PS Business Parks, Inc., 5.70%, Series V(b)	6,260,832
617,711	PS Business Parks, Inc., 6.00%, Series T	15,609,557
910,672	Public Storage, 4.90%, Series E	22,393,425
614,704	Public Storage, 4.95%, Series D(b)	15,244,659
170,000	Public Storage, 5.05%, Series G	4,218,346
467,971	Public Storage, 5.13%, Series C(b)	11,923,901
380,285	Public Storage, 5.15%, Series F(b)	9,586,985
515,170	Public Storage, 5.20%, Series W	13,188,352
961,221	Public Storage, 5.40%, Series B	25,222,439
302,869	Public Storage, 5.88%, Series A	8,156,262
395,360	Public Storage, 6.00%, Series Z	10,682,627
260,328	Public Storage, 6.38%, Series Y	7,190,259
103,330	Sabra Health Care REIT, Inc., 7.13%, Series A(b)	2,680,380
553,849	Senior Housing Properties Trust, 5.63%	13,873,918
376,631	Senior Housing Properties Trust, 6.25%	10,172,803
364,081	SL Green Realty Corp., 6.50%, Series I(b)	9,513,437
398,633	Ventas Realty LP/Ventas Capital Corp., 5.45%	10,125,278
1,628,072	VEREIT, Inc., 6.70%, Series F	42,932,259
246,860	Vornado Realty Trust, 5.40%, Series L(b)	6,280,118
574,983	Vornado Realty Trust, 5.70%, Series K	14,587,319
814,210	Vornado Realty Trust, 6.63%, Series I	21,047,329
157,919	Washington Prime Group, Inc., 6.88%, Series I(b)	4,017,459

		442,936,467

	Industrial Conglomerates - 1.6%
1,352,412	General Electric Co., 4.70%	34,527,078
1,055,908	General Electric Co., 4.88%	26,851,741
892,154	General Electric Co., 4.88%	22,571,496

		83,950,315

	Insurance - 11.7%
1,976,782	Aegon NV, 6.38% (Netherlands)	51,673,081
984,735	Aegon NV, 8.00% (Netherlands)	26,026,546
755,405	Aflac, Inc., 5.50%	19,255,273
685,766	Allstate Corp. (The), 5.10%(b)	18,906,569
473,990	Allstate Corp. (The), 5.63%(b)	12,437,498
370,009	Allstate Corp. (The), 6.25%, Series F(b)	10,145,647
1,295,809	Allstate Corp. (The), 6.63%, Series E	35,168,256
560,726	Allstate Corp. (The), 6.75%, Series C	15,055,493

Schedule of Investments(a)

173,718	American Financial Group, Inc., 6.00%(b)	$4,752,924
436,483	American Financial Group, Inc., 6.25%	11,811,230
686,374	Arch Capital Group Ltd., 5.25%, Series E(b)	16,898,528
504,186	Arch Capital Group Ltd., 6.75%, Series C	12,836,576
193,396	Argo Group US, Inc., 6.50%(b)	4,902,589
355,969	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(b)	9,283,672
253,586	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	7,262,703
507,525	Assured Guaranty Municipal Holdings, Inc., 6.25%	13,144,897
283,834	Axis Capital Holdings Ltd., 5.50%, Series D	7,280,342
859,158	Axis Capital Holdings Ltd., 5.50%, Series E	21,513,316
354,786	Endurance Specialty Holdings Ltd., 6.35%, Series C (Bermuda)	9,657,275
273,443	Hanover Insurance Group, Inc. (The), 6.35%	7,000,141
935,489	Hartford Financial Services Group, Inc. (The), 7.88%(b)	28,728,867
230,816	Kemper Corp., 7.38%	6,146,630
224,481	Maiden Holdings Ltd., 6.70%, Series D	5,627,739
230,686	Maiden Holdings Ltd., 7.13%, Series C	6,129,327
457,371	Maiden Holdings Ltd., 8.25%, Series A	11,630,945
226,226	Maiden Holdings North America Ltd., 7.75%	6,108,102
572,319	PartnerRe Ltd., 5.88%, Series I (Bermuda)	14,914,633
533,958	PartnerRe Ltd., 7.25%, Series H (Bermuda)	16,120,192
655,217	Protective Life Corp., 6.25%	16,544,229
1,099,310	Prudential Financial, Inc., 5.70%	28,659,012
813,868	Prudential Financial, Inc., 5.75%	21,266,371
801,435	Prudential PLC, 6.50% (United Kingdom)	21,550,587
602,647	Reinsurance Group of America, Inc., 5.75%	17,808,219
635,158	Reinsurance Group of America, Inc., 6.20%	18,686,348
602,916	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	15,555,233
285,152	Selective Insurance Group, Inc., 5.88%(b)	7,339,812
156,384	Torchmark Corp., 5.88%	4,000,303
499,402	Torchmark Corp., 6.13%(b)	13,673,627
314,540	Validus Holdings Ltd., 5.80%	7,942,135
228,641	Validus Holdings Ltd., 5.88%, Series A	5,871,501
539,404	W.R. Berkley Corp., 5.63%	13,819,530
493,465	W.R. Berkley Corp., 5.75%	12,938,652
123,256	W.R. Berkley Corp., 5.90%	3,303,261

		619,377,811

	Internet Software & Services - 0.6%
1,134,204	eBay, Inc., 6.00%(b)	30,714,244

	Machinery - 0.6%
1,155,925	Stanley Black & Decker, Inc., 5.75%(b)	29,429,850

	Media - 0.2%
424,371	Comcast Corp., 5.00%	10,876,629

	Mortgage REITs - 0.3%
504,283	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	13,378,628

	Multi-Utilities - 1.5%
1,226,399	Dominion Energy, Inc., 5.25%, Series A	31,150,535
453,294	DTE Energy Co., 5.38%, Series B	11,681,386
756,036	DTE Energy Co., 6.00%, Series F(b)	20,843,913
591,521	Integrys Holding, Inc., 6.00%	15,601,366

		79,277,200

	Oil, Gas & Consumable Fuels - 0.5%
373,592	NuStar Energy LP, 7.63%, Series B(b)	9,608,786

357,333	NuStar Energy LP, 8.50%, Series A	$9,483,618
190,942	Targa Resources Partners LP, 9.00%, Series A	5,040,869

		24,133,273

	Thrifts & Mortgage Finance - 0.5%
205,805	Astoria Financial Corp., 6.50%, Series C	5,346,814
742,690	New York Community Bancorp, Inc., 6.38%, Series A.	21,864,793

		27,211,607

	Trading Companies & Distributors - 0.1%
213,927	GATX Corp., 5.63%(b)	5,724,687

	Wireless Telecommunication Services - 1.3%
447,597	Telephone & Data Systems, Inc., 5.88%	11,252,589
828,073	Telephone & Data Systems, Inc., 6.63%	21,637,547
542,979	United States Cellular Corp., 6.95%	14,160,892
397,397	United States Cellular Corp., 7.25%	10,610,500
463,180	United States Cellular Corp., 7.25%(b)	12,584,601

		70,246,129

	Total Preferred Stocks and Other Equity Interests (Cost $5,115,641,615)	5,256,961,228

	Money Market Fund - 0.5%
25,864,777	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $25,864,777)	25,864,777

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $5,141,506,392) - 99.9%	5,282,826,005

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
68,447,516	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(c)(d) (Cost $68,447,516)	68,447,516

	Total Investments (Cost $5,209,953,908)(e) - 101.2%	5,351,273,521
	Other assets less liabilities - (1.2)%	(65,202,753)

	Net Assets - 100.0%	$5,286,070,768

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,216,010,322. The net unrealized appreciation was $135,263,199, which consisted of aggregate gross unrealized appreciation of $162,418,837 and aggregate gross unrealized depreciation of $27,155,638.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Taxable Municipal Bond Portfolio (BAB)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 96.8%
	Ad Valorem Property Tax - 19.0%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,251,520
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,598,775
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	17,143,006
8,505,000	California State Ser. 09	7.350	11/01/2039	12,621,675
4,500,000	California State Ser. 10	7.625	03/01/2040	6,945,210
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,065,702
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,097,840
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,906,540
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,135,680
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,075,316
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,840,830
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,086,025
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	5,208,067
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,390,891
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,613,376
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	779,261
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,919,857
200,000	Delaware State Ser. 09D	5.200	10/01/2026	214,164
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	620,915
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,054,880
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	663,334
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,073,610
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,219,990
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,272,220
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,054,090
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	215,340
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	344,758
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,201,580
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,082,950
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,087,870
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	7,579,800
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	618,085
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	235,120
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,730,215
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,712,025
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,441,140
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,092,420
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,072,290
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,152,330
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,946,280
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,097,940
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,192,680
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,984,875
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,316,900
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	11,050,636
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,680,299
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	956,986
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,075,180
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,065,660
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,564,753
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,161,810
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,071,240
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,211,660
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,076,470
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,236,820
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,925,235
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,941,437
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,143,180

Schedule of Investments

$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/2035	$1,021,210
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	222,238
2,175,000	Utah State Ser. 09D	4.154	07/01/2019	2,284,055
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,237,950
15,255,000	Utah State Ser. 10B	3.539	07/01/2025	16,130,027
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	716,735

				184,730,953

	College & University Revenue - 7.3%
4,500,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	5,865,840
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,206,234
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,165,630
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,128,500
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,583,280
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,974,500
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,414,418
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,215,610
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	1,094,980
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,118,560
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,250,230
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	538,485
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,184,850
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,018,387
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,449,000
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,771,007
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,328,680
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,549,100
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,671,960
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	289,815
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	525,425
500,000	University of Texas Ser. 09B	6.276	08/15/2041	542,735
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	11,387,900
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,816,581
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	269,753

				71,361,460

	Electric Power Revenue - 12.2%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	12,702,591
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,577,367
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	9,814,770
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,745,599
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	918,780
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,526,895
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,242,360
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	3,025,275
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,334,705
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	636,115
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,873,680
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,750,380
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	516,865
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,321,400
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,214,330
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	11,924,392
6,690,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,524,666
1,200,000	North Carolina State Eastern Municipal Power Agency Rev. Ref. Ser. 15	2.003	07/01/2018	1,204,968
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,349,360
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	297,797
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	11,027,154

Schedule of Investments

$2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921%	07/01/2035	$2,401,720
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,043,214
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	6,135,572

				119,109,955

	Fuel Sales Tax Revenue - 3.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	683,804
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,533,747
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,817,500
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,278,060
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,862,125
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,371,600
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,511,566
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,395,150

				35,453,552

	General Fund - 13.4%
17,590,000	California State Ser. 09	7.500	04/01/2034	25,662,755
22,850,000	California State Ser. 10	7.950	03/01/2036	26,189,299
12,955,000	California State Ser. 10	7.600	11/01/2040	20,382,231
10,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	16,761,758
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/2021	5,673,100
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,939,096
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,161,300
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,356,914
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,604,175
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,493,620

				130,224,248

	Government Fund/Grant Revenue - 0.8%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	7,373,946

	Health, Hospital, Nursing Home Revenue - 1.1%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,288,850
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,229,040
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	3,120,850
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,044,860
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,042,240
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,595,340
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	621,630

				10,942,810

	Highway Tolls Revenue - 4.0%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,613,700
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,562,299
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	209,464
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,409,784
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	272,267
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	304,983
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,386,062
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,743,615
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,521,850
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,877,992
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	5,993,100
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,317,187

				39,212,303

	Hotel Occupancy Tax - 0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,714,886

	Income Tax Revenue - 3.5%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	5,125,815
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	5,191,733
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	7,176,890
5,730,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.325	11/01/2021	6,223,525

Schedule of Investments

$200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292%	03/15/2025	$229,012
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,275,126
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,232,072
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,569,372
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,520,540

				33,544,085

	Lease Revenue - 3.3%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	329,808
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,097,110
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,143,080
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,125,296
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,047,290
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,158,820
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,266,987
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	544,535
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,119,200
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,108,590
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,237,500
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,106,860
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	530,965
5,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	4,606,150
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	3,919,290
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	619,475
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,847,140
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,044,140
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,448,653

				32,300,889

	Miscellaneous Revenue - 6.6%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	538,715
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	565,040
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,325,780
7,775,000	Florida State Board of Administration Financing Corporation Rev. Ser. 16A	2.638	07/01/2021	7,853,761
13,935,000	Florida State Hurricane Catastrophe Fund Financing Corporation Rev. Ser. 13A	2.107	07/01/2018	14,010,806
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,204,960
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,197,200
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	542,220
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,140,260
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,662,970
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,190,850
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,103,800
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,116,190
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,145,460
9,680,000	Texas State Ser. 09	5.517	04/01/2039	12,604,231
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,103,830

				64,306,073

	Multiple Utility Revenue - 0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	886,440

	Nuclear Revenue - 0.2%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,357,375

	Port, Airport & Marina Revenue - 3.7%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,503,673
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,779,635
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,271,512
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	270,308
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,948,100

Schedule of Investments

$2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123%	01/01/2025	$2,672,560
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,442,575
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,954,040
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	979,850
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,930,820
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,824,590
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,876,960
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	939,080
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	505,840
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,517,900

				36,417,443

	Sales Tax Revenue - 2.2%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,354,218
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,032,140
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,556,720
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	569,389
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,767,875
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,147,130
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,217,087
1,000,000	Salt Lake County Utah Transportation Tax (Salt Lake County) Rev. Ser. 10	3.358	08/15/2019	1,032,610
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,256,589
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,338,337
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,925,050

				21,197,145

	Sewer Revenue - 1.2%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,584,400
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,245,198
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,324,350
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,409,816
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,478,541
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	553,270
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	217,266
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,206,106
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	213,366

				11,232,313

	Tax Increment Revenue - 0.2%
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	7.930	08/01/2030	1,091,630
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	8.180	08/01/2039	1,090,240

				2,181,870

	Transit Revenue - 4.3%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,253,525
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	416,693
1,230,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	1,671,939
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,870,585
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	5,054,627
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	9,107,856
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	8,932,357
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,178,970
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,187,370

				41,673,922

	Water Revenue - 9.7%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,639,875
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	224,148
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,948,210

Schedule of Investments

$2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500%	06/01/2030	$2,400,460
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,566,012
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,673,860
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,561,541
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	580,635
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,870,143
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,309,657
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,125,960
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	8,253,110
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,204,630
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,912,176
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,725,860
10,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	13,130,410
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,112,970
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,240,260
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	623,405
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	672,455
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	681,395
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,811,369
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,665,610
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,119,170
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,664,664
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,073,230
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,253,520
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,315,500
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,016,277
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,628,430
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,182,510
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,471,006
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,358,375
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	617,785

				94,634,618

	Total Municipal Bonds (Cost $885,961,685)			942,856,286

	Corporate Bonds - 0.9%
	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,973,390

	Healthcare-Services - 0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,943,489
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,073,912
1,400,000	Montefiore Medical Center	2.895	04/20/2032	1,369,785

				6,387,186

	Total Corporate Bonds (Cost $8,399,900)			8,360,576

Number of Shares
	Money Market Fund - 1.0%
10,215,194	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(a) (Cost $10,215,194)			10,215,194

Schedule of Investments

Total Investments (Cost $904,576,779)(b)(c) - 98.7%	$961,432,056
Other assets less liabilities - 1.3%	12,240,217

Net Assets - 100.0%	$973,672,273

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $56,855,277, which consisted of aggregate gross unrealized appreciation of $66,440,067 and aggregate gross unrealized depreciation of $9,584,790.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Treasury Collateral Portfolio (CLTL)

July 31, 2017

(Unaudited)

Principal Amount		Value
	Short-Term Investments - 99.5%
	U.S. Treasury Securities - 99.5%
	U.S. Treasury Bills - 53.6%(a)
$3,646,000	0.191%, 09/07/2017	$3,642,393
6,000,000	0.499%, 09/07/2017	5,994,065
27,000	0.609%, 09/07/2017	26,973
2,052,000	0.852%, 09/07/2017	2,049,970
41,000	0.113%, 09/14/2017	40,952
2,736,000	0.116%, 09/14/2017	2,732,773
4,837,000	0.223%, 09/14/2017	4,831,295
95,000	0.268%, 09/14/2017	94,888
5,900,000	0.536%, 09/14/2017	5,893,041
39,000	0.648%, 09/14/2017	38,954
2,964,000	0.873%, 09/14/2017	2,960,504
5,019,000	0.258%, 09/21/2017	5,012,050
63,000	0.306%, 09/21/2017	62,913
5,900,000	0.584%, 09/21/2017	5,891,830
31,000	0.684%, 09/21/2017	30,957
2,356,000	0.879%, 09/21/2017	2,352,738
5,019,000	0.283%, 09/28/2017	5,011,045
63,000	0.328%, 09/28/2017	62,900
5,900,000	0.642%, 09/28/2017	5,890,648
31,000	0.727%, 09/28/2017	30,951
2,356,000	0.903%, 09/28/2017	2,352,266
5,098,000	0.366%, 10/05/2017	5,088,384
15,000	0.772%, 10/05/2017	14,972
1,140,000	0.959%, 10/05/2017	1,137,850
7,222,000	1.025%, 10/05/2017	7,208,378
57,000	0.177%, 10/12/2017	56,877
2,736,000	0.180%, 10/12/2017	2,730,109
246,000	0.334%, 10/12/2017	245,470
5,150,000	0.397%, 10/12/2017	5,138,911
23,000	0.802%, 10/12/2017	22,950
1,748,000	0.984%, 10/12/2017	1,744,236
7,258,000	1.042%, 10/12/2017	7,242,373
5,098,000	0.430%, 10/19/2017	5,085,833
15,000	0.818%, 10/19/2017	14,964
1,140,000	1.012%, 10/19/2017	1,137,279
7,222,000	1.052%, 10/19/2017	7,204,764
5,098,000	0.454%, 10/26/2017	5,084,969
15,000	0.835%, 10/26/2017	14,962
1,140,000	1.025%, 10/26/2017	1,137,086
7,223,000	1.044%, 10/26/2017	7,204,537
4,986,000	0.598%, 11/02/2017	4,972,464
14,000	0.846%, 11/02/2017	13,962
1,064,000	1.008%, 11/02/2017	1,061,111
7,411,000	1.060%, 11/02/2017	7,390,881
57,000	0.243%, 11/09/2017	56,831
2,736,000	0.248%, 11/09/2017	2,727,875
246,000	0.402%, 11/09/2017	245,269
5,000,000	0.628%, 11/09/2017	4,985,152
23,000	0.854%, 11/09/2017	22,932
1,748,000	1.021%, 11/09/2017	1,742,809
4,986,000	0.656%, 11/16/2017	4,970,100
14,000	0.878%, 11/16/2017	13,955
1,064,000	1.029%, 11/16/2017	1,060,607
4,986,000	0.683%, 11/24/2017	4,969,256
14,000	0.885%, 11/24/2017	13,953
1,064,000	1.021%, 11/24/2017	1,060,427
4,986,000	0.695%, 11/30/2017	4,968,362
14,000	0.886%, 11/30/2017	13,950

$1,064,000	1.016%, 11/30/2017	$1,060,236
57,000	0.296%, 12/07/2017	56,790
2,736,000	0.299%, 12/07/2017	2,725,944
246,000	0.479%, 12/07/2017	245,096
5,100,000	0.841%, 12/07/2017	5,081,255
23,000	0.898%, 12/07/2017	22,915
1,748,000	1.012%, 12/07/2017	1,741,575
5,086,000	0.850%, 12/14/2017	5,066,260
14,000	0.912%, 12/14/2017	13,946
1,064,000	1.023%, 12/14/2017	1,059,870
5,086,000	0.861%, 12/21/2017	5,064,835
14,000	0.934%, 12/21/2017	13,942
1,064,000	1.038%, 12/21/2017	1,059,572
5,086,000	0.910%, 12/28/2017	5,063,687
14,000	0.973%, 12/28/2017	13,939
1,064,000	1.043%, 12/28/2017	1,059,332
2,991,000	0.341%, 01/04/2018	2,977,180
98,000	0.591%, 01/04/2018	97,547
9,000	0.975%, 01/04/2018	8,958
684,000	1.042%, 01/04/2018	680,840
6,136,000	1.058%, 01/04/2018	6,107,649
6,176,000	1.083%, 01/11/2018	6,145,415
6,176,000	1.094%, 01/18/2018	6,143,773
6,176,000	1.104%, 01/25/2018	6,142,219
2,991,000	0.455%, 02/01/2018	2,974,159
98,000	0.624%, 02/01/2018	97,448
9,000	0.983%, 02/01/2018	8,949
684,000	1.041%, 02/01/2018	680,149
6,137,000	1.076%, 02/01/2018	6,102,446
3,052,000	0.618%, 03/01/2018	3,032,410
9,000	0.980%, 03/01/2018	8,942
684,000	1.063%, 03/01/2018	679,609
3,052,000	0.669%, 03/29/2018	3,029,263
9,000	1.034%, 03/29/2018	8,933
684,000	1.089%, 03/29/2018	678,904
3,090,000	0.770%, 04/26/2018	3,063,891
9,000	1.054%, 04/26/2018	8,924
684,000	1.114%, 04/26/2018	678,221
2,991,000	0.936%, 05/24/2018	2,962,688
9,000	1.080%, 05/24/2018	8,915
684,000	1.131%, 05/24/2018	677,525
3,091,000	1.082%, 06/21/2018	3,058,521
9,000	1.105%, 06/21/2018	8,905
684,000	1.146%, 06/21/2018	676,813
3,743,000	1.183%, 07/19/2018	3,699,357

	(Cost $242,641,908)	242,606,653

	U.S. Treasury Notes - 45.8%
5,047,000	1.000%, 09/15/2017	5,046,729
10,531,000	0.625%, 09/30/2017	10,523,207
4,337,000	1.875%, 09/30/2017	4,342,809
5,045,000	0.875%, 10/15/2017	5,042,857
10,534,000	0.750%, 10/31/2017	10,524,783
4,843,000	1.875%, 10/31/2017	4,852,314
4,865,000	0.875%, 11/15/2017	4,861,828
3,114,000	4.250%, 11/15/2017	3,142,077
6,552,000	0.625%, 11/30/2017	6,541,507
4,865,000	0.875%, 11/30/2017	4,861,208
4,181,000	2.250%, 11/30/2017	4,196,642
4,663,000	1.000%, 12/15/2017	4,660,905
5,833,000	0.750%, 12/31/2017	5,823,870
4,865,000	1.000%, 12/31/2017	4,862,380
3,161,000	2.750%, 12/31/2017	3,182,018
4,434,000	0.875%, 01/15/2018	4,428,686
4,815,000	0.750%, 01/31/2018	4,805,476
4,111,000	0.875%, 01/31/2018	4,105,410
2,916,000	2.625%, 01/31/2018	2,937,266
4,555,000	1.000%, 02/15/2018	4,550,606
4,268,000	3.500%, 02/15/2018	4,321,923
10,353,000	0.750%, 02/28/2018	10,329,140
2,456,000	2.750%, 02/28/2018	2,478,401

Schedule of Investments

$4,433,000	1.000%, 03/15/2018	$4,428,598
4,677,000	0.750%, 03/31/2018	4,664,158
4,815,000	0.875%, 03/31/2018	4,804,795
2,857,000	2.875%, 03/31/2018	2,888,887
4,555,000	0.750%, 04/15/2018	4,540,356
5,881,000	0.625%, 04/30/2018	5,854,774
4,864,000	0.750%, 04/30/2018	4,847,248
2,130,000	2.625%, 04/30/2018	2,151,966
4,260,000	1.000%, 05/15/2018	4,252,690
2,180,000	3.875%, 05/15/2018	2,224,881
4,636,000	0.875%, 05/31/2018	4,622,618
6,258,000	1.000%, 05/31/2018	6,245,811
2,056,000	2.375%, 05/31/2018	2,075,606
4,536,000	1.125%, 06/15/2018	4,532,139
4,836,000	0.625%, 06/30/2018	4,809,366
4,360,000	1.375%, 06/30/2018	4,365,535
2,586,000	2.375%, 06/30/2018	2,612,399
4,492,000	0.875%, 07/15/2018	4,476,120
4,866,000	0.750%, 07/31/2018	4,842,335
5,377,000	1.375%, 07/31/2018	5,383,196
1,775,000	2.250%, 07/31/2018	1,792,577

	(Cost $206,938,150)	206,838,097

	U.S. Treasury Bonds - 0.1%
507,000	9.125%, 05/15/2018
	(Cost $538,648)	538,253

Number of Shares
	Money Market Fund - 0.2%
919,341	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $919,341)	919,341

	Total Investments (Cost $451,038,047)(c) - 99.7%	450,902,344
	Other assets less liabilities - 0.3%	1,412,372

	Net Assets - 100.0%	$452,314,716

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $135,703, which consisted of aggregate gross unrealized appreciation of $4,234 and aggregate gross unrealized depreciation of $139,937.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 57.5%(a)
	Banks - 24.9%
255,500	Bank of America Corp., 3.00%, Series H	$5,858,615
195,472	Bank of America Corp., 4.00%, Series 4	4,794,928
345,768	Bank of America Corp., 4.00%, Series 5	8,391,789
281,918	Bank of America Corp., 4.00%, Series E	7,045,131
2,078,938	Citigroup Capital XIII, 7.68%	56,775,797
1,410,192	Citigroup, Inc., 6.88%, Series K	42,263,454
878,008	Citigroup, Inc., 7.13%, Series J	26,111,958
437,023	Fifth Third Bancorp, 6.63%, Series I	13,294,240
114,617	FNB Corp., 7.25%	3,380,055
469,413	KeyCorp, 6.13%, Series E	13,814,825
913,017	Merrill Lynch Capital Trust I, 6.45%, Series K	23,692,791
641,288	Merrill Lynch Capital Trust III, 7.38%	17,096,738
231,232	People’s United Financial, Inc., 5.63%, Series A	6,518,430
1,415,195	PNC Financial Services Group, Inc. (The), 6.13%, Series P	41,139,719
477,930	Regions Financial Corp., 6.38%, Series B	14,141,949
321,640	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	7,976,672
178,327	SunTrust Banks, Inc., 4.00%	4,456,392
132,564	Synovus Financial Corp., 7.88%, Series C	3,597,787
944,120	U.S. Bancorp, 3.50%, Series B	22,800,498
1,038,004	U.S. Bancorp, 6.50%, Series F	30,974,039
40,000	Valley National Bancorp, 5.50%, Series B	1,046,000
116,630	Valley National Bancorp, 6.25%, Series A	3,353,112
1,602,080	Wells Fargo & Co., 5.85%, Series Q	44,121,283
789,614	Wells Fargo & Co., 6.63%	23,712,108
127,270	Wintrust Financial Corp., 6.50%, Series D	3,624,650
137,647	Zions Bancorp, 6.30%, Series G	3,870,634

		433,853,594

	Capital Markets - 14.6%
692,952	Goldman Sachs Group, Inc. (The), 3.75%, Series A	16,700,143
186,004	Goldman Sachs Group, Inc. (The), 4.00%, Series C	4,432,475
1,265,162	Goldman Sachs Group, Inc. (The), 4.00%, Series D	30,224,720
939,396	Goldman Sachs Group, Inc. (The), 5.50%, Series J	26,096,421
654,923	Goldman Sachs Group, Inc. (The), 6.38%, Series K	19,425,016
1,036,039	Morgan Stanley, 4.00%, Series A	24,554,124
931,052	Morgan Stanley, 5.85%, Series K	25,380,478
936,352	Morgan Stanley, 6.38%, Series I	26,976,301
796,798	Morgan Stanley, 6.88%, Series F	23,481,637
808,535	Morgan Stanley, 7.13%, Series E	24,215,623
481,312	State Street Corp., 5.35%, Series G	13,399,726
696,988	State Street Corp., 5.90%, Series D	19,899,008

		254,785,672

	Commercial Services & Supplies - 0.5%
379,982	NuStar Logistics LP, 7.63%	9,674,342

	Consumer Finance - 4.2%
2,494,717	GMAC Capital Trust I, 6.97%, Series 2	66,234,736
94,691	SLM Corp., 2.95%, Series B	6,779,876

		73,014,612

	Electric Utilities - 1.5%
279,955	SCE Trust III, 5.75%, Series H	8,076,702
325,062	SCE Trust IV, 5.38%, Series J	9,150,495
298,296	SCE Trust V, 5.45%, Series K	8,698,311

		25,925,508

	Food Products - 1.5%
478,636	CHS, Inc., 6.75%, Series 3	13,823,008
406,581	CHS, Inc., 7.10%, Series 2	12,034,797

		25,857,805

	Insurance - 4.7%
248,123	Aegon NV, 4.00%, Series 1 (Netherlands)	6,193,150
471,995	Allstate Corp. (The), 5.10%	13,012,902
281,300	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	8,056,432
573,029	Hartford Financial Services Group, Inc. (The), 7.88%	17,597,721

Schedule of Investments

565,324	MetLife, Inc., 4.00%, Series A			$14,178,326
388,815	Reinsurance Group of America, Inc., 5.75%			11,489,483
402,135	Reinsurance Group of America, Inc., 6.20%			11,830,812

				82,358,826

	Mortgage REITs - 2.4%
575,000	Annaly Capital Management, Inc., 6.95%, Series F			14,288,750
302,681	Chimera Investment Corp., 8.00%, Series B			7,854,572
112,242	Pennymac Mortgage Investment Trust, 8.13%, Series A			2,861,049
160,815	PennyMac Mortgage Investment Trust, 8.00%, Series B			4,028,416
106,435	Resource Capital Corp., 8.63%			2,713,028
265,400	Two Harbors Investment Corp., 7.63%, Series B			6,725,236
121,408	Two Harbors Investment Corp., 8.13%, Series A			3,220,954

				41,692,005

	Multi-Utilities - 0.7%
355,584	Integrys Holding, Inc., 6.00%			9,378,528
94,866	Just Energy Group, Inc., 8.50%, Series A (Canada)			2,427,621

				11,806,149

	Oil, Gas & Consumable Fuels - 1.7%
134,904	GasLog Partners LP, -%, Series A (Monaco)			3,503,457
189,079	NGL Energy Partners LP, 9.00%, Series B			4,711,849
363,168	NuStar Energy LP, 7.63%, Series B			9,340,681
212,519	NuStar Energy LP, 8.50%, Series A			5,640,254
127,888	Targa Resources Partners LP, 9.00%, Series A			3,376,243
114,464	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)			2,911,964

				29,484,448

	Thrifts & Mortgage Finance - 0.8%
485,586	New York Community Bancorp, Inc., 6.38%, Series A			14,295,652

	Total Preferred Stocks and Other Equity Interests (Cost $957,561,639)			1,002,748,613

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds - 42.0%
	Banks - 9.2%
$10,320,000	BAC Capital Trust XIV, Series G	4.000%	09/29/2049	9,210,600
17,342,000	Goldman Sachs Capital II	4.000	12/29/2049	15,694,510
3,784,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/2049	3,377,220
7,440,000	JPMorgan Chase Capital XXI, Series U(b)	2.261	02/02/2037	7,021,500
13,651,000	JPMorgan Chase Capital XXIII(b)	2.182	05/15/2047	12,866,067
11,050,000	Mellon Capital IV, Series 1	4.000	06/29/2049	10,083,125
18,321,000	State Street Corp.(b)	2.246	06/15/2047	17,088,473
13,400,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	13,617,750
15,310,000	USB Capital IX	3.500	10/29/2049	13,817,275
57,653,000	Wachovia Capital Trust III	5.570	03/29/2049	58,373,663

				161,150,183

	Diversified Financial Services - 1.2%
3,445,000	GE Capital Trust I	6.375	11/15/2067	3,479,450
9,203,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	9,556,957
7,575,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	8,124,869

				21,161,276

	Electric - 4.6%
15,810,000	Dominion Energy, Inc.	5.750	10/01/2054	17,134,293
27,053,000	Emera, Inc., Series 16-A (Canada)	6.750	06/15/2076	30,908,053
7,397,000	NextEra Energy Capital Holdings, Inc.(b)	3.366	10/01/2066	7,165,844
12,600,000	Southern Co. (The), Series B	5.500	03/15/2057	13,497,750
11,576,000	WEC Energy Group, Inc.(b)	3.294	05/15/2067	11,286,600

				79,992,540

	Hand/Machine Tools - 0.6%
9,080,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	9,556,700

	Insurance - 14.2%
18,334,000	Allstate Corp. (The)	5.750	08/15/2053	20,304,905
23,263,000	Chubb Corp. (The)(b)	3.554	04/15/2037	23,350,236
5,149,000	Everest Reinsurance Holdings, Inc.(b)	3.567	05/15/2037	4,814,315
13,812,000	Genworth Holdings, Inc.(b)	3.184	11/15/2066	5,576,595
11,243,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/2038	11,847,311
16,855,000	Lincoln National Corp.(b)	3.537	05/17/2066	16,096,525

Schedule of Investments

$11,365,000	Lincoln National Corp.(b)	3.347%	04/20/2067	$10,498,419
8,558,000	Principal Financial Group, Inc.	4.700	05/15/2055	8,883,611
13,489,000	Prudential Financial, Inc.	8.875	06/15/2038	14,315,201
22,986,000	Prudential Financial, Inc.	5.875	09/15/2042	25,680,051
33,798,000	Prudential Financial, Inc.	5.625	06/15/2043	37,177,800
11,245,000	Prudential Financial, Inc.	5.200	03/15/2044	11,975,925
23,111,000	Prudential Financial, Inc.	5.375	05/15/2045	25,111,303
7,230,000	Reinsurance Group of America, Inc.(b)	3.911	12/15/2065	6,995,025
5,750,000	StanCorp Financial Group, Inc.(b)	3.712	06/01/2067	5,376,250
17,271,000	Voya Financial, Inc.	5.650	05/15/2053	18,652,680

				246,656,152

	Media - 1.7%
14,675,000	Viacom, Inc.	6.250	02/28/2057	15,115,250
14,950,000	Viacom, Inc.	5.875	02/28/2057	15,398,500

				30,513,750

	Miscellaneous Manufacturing - 0.4%
6,445,000	General Electric Co., GMTN	6.375	11/15/2067	6,509,450

	Pipelines - 10.1%
23,400,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	23,866,701
16,900,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	17,995,120
12,095,000	Enterprise Products Operating LLC, Series A(b)	5.018	08/01/2066	12,200,831
15,487,000	Enterprise Products Operating LLC, Series B	7.034	01/15/2068	15,818,213
23,010,000	TransCanada Pipelines Ltd. (Canada)(b)	3.392	05/15/2067	21,969,948
17,335,000	TransCanada Trust (Canada)	5.625	05/20/2075	18,508,579
34,250,000	TransCanada Trust (Canada)	5.300	03/15/2077	35,619,829
27,892,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	30,571,027

				176,550,248

	Total Corporate Bonds (Cost $696,156,150)			732,090,299

	Total Investments (Cost $1,653,717,789)(c) - 99.5%			1,734,838,912
	Other assets less liabilities - 0.5%			8,150,198

	Net Assets - 100.0%			$1,742,989,110

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,654,467,916. The net unrealized appreciation was $80,370,996, which consisted of aggregate gross unrealized appreciation of $82,451,437 and aggregate gross unrealized depreciation of $2,080,441.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds - 99.6%(b)
	College & University Revenue - 10.3%
$2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	0.810%	08/15/2030	$2,500,000
2,500,000	University of Illinois (UIC South Campus Development) Ref. Ser. 08 (LOC-JPMorgan Chase Bank N.A.)(c)	0.820	01/15/2022	2,500,000
3,500,000	University of Texas (Financing System) Ser. 08B	0.780	08/01/2025	3,500,000

				8,500,000

	Electric Power Revenue - 5.3%
2,400,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-Bank Tokyo-Mitsubishi UFJ)(c)	0.850	07/01/2027	2,400,000
1,985,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(c)	0.840	06/01/2026	1,985,000

				4,385,000

	Health, Hospital, Nursing Home Revenue - 31.3%
1,800,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America N.A.)(c)	0.830	08/01/2024	1,800,000
190,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(c)	0.810	01/01/2029	190,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(c)	0.820	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	0.790	04/01/2038	2,500,000
2,300,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(c)	0.790	01/01/2037	2,300,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(c)	0.780	07/01/2053	2,500,000
195,000	DeKalb Georgia Private Hospital Auth. (Children’s Healthcare of Atlanta) Ser. 08	0.900	07/01/2042	195,000
2,500,000	Iowa State Finance Auth. Health Facilities (Unity Point Health) Rev. Ser. 13B-1 (LOC-Union Bank N.A.)(c)	0.820	02/15/2039	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-The Bank of New York Mellon)(c)	0.800	07/01/2047	300,000
2,800,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(c)	0.820	07/01/2034	2,800,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1 - Remarketed 05/14/09) Rev. Ser. 97	0.800	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.790	05/15/2038	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.850	11/01/2034	3,000,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	0.780	02/01/2029	135,000

				25,720,000

	Highway Tolls Revenue - 3.1%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	0.740	04/01/2047	2,325,000
185,000	Massachusetts State Department of Transportation Highway System (Contract Assistance - Remarketed 11/20/14) Rev. Ref. Ser. 10A7	0.790	01/01/2029	185,000

				2,510,000

	Hotel Occupancy Tax - 0.4%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	0.910	04/15/2025	300,000

	Income Tax Revenue - 2.4%
2,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Sub.-Ser. 99-B3	0.820	11/01/2028	2,000,000

	Local or GTD Housing - 14.5%
3,000,000	Alaska State Housing Financing Corporation Home Mortgage Rev. Ser. 09B	0.790	12/01/2040	3,000,000
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	0.810	05/15/2038	2,500,000
2,500,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	0.800	09/01/2038	2,500,000

Schedule of Investments

$2,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(c)	0.920%	05/01/2050	$2,450,000
1,500,000	New York State Housing Finance Agency (Manhattan West Residential Housing) Ser. 15A (LOC-Bank of China Ltd.)(c)	0.880	11/01/2049	1,500,000

				11,950,000

	Miscellaneous Revenue - 8.9%
3,500,000	California State Various Purpose Sub.-Ser. 05B-1 (LOC-Mizuho Bank Ltd.)(c)	0.810	05/01/2040	3,500,000
1,795,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(c)	0.890	06/01/2029	1,795,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(c)	0.850	09/15/2021	200,000
1,800,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(c)	0.820	01/01/2030	1,800,000

				7,295,000

	Multiple Utility Revenue - 3.0%
2,500,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	0.850	11/01/2036	2,500,000

	Port, Airport & Marina Revenue - 3.1%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(c)	0.880	07/01/2029	2,500,000

	Sales Tax Revenue - 9.0%
2,930,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	0.910	07/01/2027	2,930,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	0.880	11/15/2021	2,000,000
2,500,000	San Diego County California Regional Transportation Commission (Limited Tax) Ser. 08C	0.790	04/01/2038	2,500,000

				7,430,000

	Water Revenue - 8.3%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	0.790	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(c)	0.890	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.820	10/01/2041	2,500,000
200,000	Massachusetts State Water Resources Auth. (Remarketed 05/07/11) Ref. Ser. 08C-2	0.810	11/01/2026	200,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	0.920	10/01/2038	1,500,000

				6,800,000

	Total Investments (Cost $81,890,000)(d)(e) - 99.6%			81,890,000
	Other assets less liabilities - 0.4%			363,995

	Net Assets - 100.0%			$82,253,995

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

GNMA - Government National Mortgage Association

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2017.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Schedule of Investments

Entities	Percentage of Total Investments
Bank of America N.A.	10.1%
JPMorgan Chase Bank N.A.	9.1
Wells Fargo Bank N.A.	8.7
Assured Guaranty Corp.	5.4

(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the nine-month period ended July 31, 2017.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
18,406	PowerShares DWA Developed Markets Momentum Portfolio	$484,446
26,219	PowerShares DWA Emerging Markets Momentum Portfolio	482,167
22,161	PowerShares DWA Momentum Portfolio	1,062,177
23,485	PowerShares DWA SmallCap Momentum Portfolio	1,031,226
9,875	PowerShares S&P 500® Low Volatility Portfolio	446,943
8,062	PowerShares S&P Emerging Markets Low Volatility Portfolio	198,890
5,962	PowerShares S&P International Developed Low Volatility Portfolio	197,163
9,678	PowerShares S&P SmallCap Low Volatility Portfolio	427,864

	Total Exchange-Traded Funds (Cost $3,858,394)	4,330,876

	Money Market Fund - 0.0%
532	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $532)	532

	Total Investments (Cost $3,858,926)(c) - 100.0%	4,331,408
	Other assets less liabilities - (0.0)%	(544)

	Net Assets - 100.0%	$4,330,864

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares DWA Developed Markets Momentum Portfolio	$490,096	$250,434	$(324,551)	$91,667	$(23,200)	$484,446	$6,016
PowerShares DWA Emerging Markets Momentum Portfolio	513,944	247,468	(332,750)	71,319	(17,814)	482,167	2,013
PowerShares DWA Momentum Portfolio	2,756,815	2,791	(1,889,878)	223,103	(30,654)	1,062,177	9,843
PowerShares DWA SmallCap Momentum Portfolio	2,607,193	2,643	(1,971,327)	307,873	84,844	1,031,226	7,377
PowerShares S&P 500® Low Volatility Portfolio	1,131,666	46,157	(789,749)	91,830	(32,961)	446,943	9,182
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,196,291	502	(998,015)	38,598	(38,486)	198,890	6,439
PowerShares S&P International Developed Low Volatility Portfolio	1,165,505	521	(988,114)	56,706	(37,455)	197,163	15,529
PowerShares S&P SmallCap Low Volatility Portfolio	1,190,481	1,148	(902,813)	61,491	77,557	427,864	11,566

Total Investments in Affiliates	$11,051,991	$551,664	$(8,197,197)	$942,587	$(18,169)	$4,330,876	$67,965

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,864,473. The net unrealized appreciation was $466,935, which consisted of aggregate gross unrealized appreciation of $472,482 and aggregate gross unrealized depreciation of $5,547.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.0%
17,920	Adtalem Global Education, Inc.	$582,400
27,583	Boyd Gaming Corp.(b)	691,230
71,831	Career Education Corp.(b)	604,099
56,621	Chegg, Inc.(b)	784,201
39,858	Conn’s, Inc.(b)(c)	852,961
10,639	Dave & Buster’s Entertainment, Inc.(b)	660,788
24,285	Dorman Products, Inc.(b)	1,896,173
62,968	Eldorado Resorts, Inc.(b)	1,284,547
11,032	Grand Canyon Education, Inc.(b)	811,624
7,012	iRobot Corp.(b)	739,836
14,595	Johnson Outdoors, Inc., Class A	737,339
30,395	KB Home(c)	696,653
21,408	La-Z-Boy, Inc.	723,590
17,996	LGI Homes, Inc.(b)(c)	797,223
21,549	Marcus Corp. (The)	586,133
7,736	Marriott Vacations Worldwide Corp.	903,952
22,707	Monarch Casino & Resort, Inc.(b)	751,375
17,193	Ollie’s Bargain Outlet Holdings, Inc.(b)	768,527
16,773	PetMed Express, Inc.(c)	797,388
11,932	RH(b)(c)	777,131
30,990	Scientific Games Corp., Class A(b)	1,148,180
13,967	Standard Motor Products, Inc.	703,658
12,746	TopBuild Corp.(b)	672,734
21,955	Weight Watchers International, Inc.(b)(c)	786,428
20,319	Winnebago Industries, Inc.	747,739

		20,505,909

	Consumer Staples - 3.6%
2,985	Coca-Cola Bottling Co. Consolidated	716,669
22,633	John B. Sanfilippo & Son, Inc.	1,455,755
54,064	MGP Ingredients, Inc.(c)	3,187,613
14,093	National Beverage Corp.(c)	1,439,177

		6,799,214

	Energy - 0.5%
10,072	REX American Resources Corp.(b)	1,006,999

	Financials - 20.5%
15,546	Ameris Bancorp	712,007
78,406	B. Riley Financial, Inc.	1,524,997
56,812	BGC Partners, Inc., Class A	716,399
31,412	Carolina Financial Corp.	1,056,700
18,175	Cathay General Bancorp	680,654
27,971	Centerstate Banks, Inc.	698,995
17,851	Eagle Bancorp, Inc.(b)	1,114,795
36,721	eHealth, Inc.(b)	624,624
47,746	Enova International, Inc.(b)	692,317
16,903	Enterprise Financial Services Corp.	668,514
10,266	Federal Agricultural Mortgage Corp., Class C	703,837
29,913	Fidelity Southern Corp.	629,968
22,364	First Bancorp/Southern Pines NC	699,993
13,057	First Defiance Financial Corp.	675,700
28,470	First Financial Bankshares, Inc.(c)	1,231,327
19,610	First Merchants Corp.	793,028
17,081	Franklin Financial Network, Inc.(b)	590,149

14,401	Great Southern Bancorp, Inc.	$748,132
35,944	Green Bancorp, Inc.(b)	806,943
17,293	Green Dot Corp., Class A(b)	695,870
26,409	Guaranty Bancorp	703,800
17,986	Horace Mann Educators Corp.	663,683
26,700	Horizon Bancorp	704,079
117,936	Independent Bank Corp./MI	2,500,243
3,764	LendingTree, Inc.(b)	830,338
22,673	MainSource Financial Group, Inc.	792,195
41,984	Meridian Bancorp, Inc.	741,018
12,944	Nicolet Bankshares, Inc.(b)	701,176
166,707	Old Second Bancorp, Inc.	1,975,478
41,149	Pacific Premier Bancorp, Inc.(b)	1,477,249
21,225	Preferred Bank	1,191,784
17,717	QCR Holdings, Inc.	814,096
92,774	Republic First Bancorp, Inc.(b)(c)	825,689
17,167	Sandy Spring Bancorp, Inc.	687,367
59,333	ServisFirst Bancshares, Inc.	2,156,161
28,523	TriState Capital Holdings, Inc.(b)	656,029
25,287	United Community Banks, Inc.	701,967
14,405	Walker & Dunlop, Inc.(b)	723,851
99,257	Waterstone Financial, Inc.	1,870,994
9,242	World Acceptance Corp.(b)	698,418
15,286	WSFS Financial Corp.	690,163

		38,170,727

	Health Care - 22.6%
22,298	Accelerate Diagnostics, Inc.(b)(c)	585,322
15,941	Aerie Pharmaceuticals, Inc.(b)	865,596
10,936	Almost Family, Inc.(b)	540,785
77,627	Array BioPharma, Inc.(b)	582,979
1,169	Atrion Corp.	739,042
112,327	AxoGen, Inc.(b)	1,774,767
5,708	Bluebird Bio, Inc.(b)	537,979
14,339	Blueprint Medicines Corp.(b)	750,360
41,205	Cambrex Corp.(b)	2,513,505
38,934	Cara Therapeutics, Inc.(b)(c)	546,633
3,319	Chemed Corp.	655,502
23,226	Clovis Oncology, Inc.(b)	1,969,797
133,738	Corcept Therapeutics, Inc.(b)	1,667,713
34,662	CryoLife, Inc.(b)	649,912
53,224	Cytokinetics, Inc.(b)	747,797
69,981	Dynavax Technologies Corp.(b)	1,109,199
86,240	Enzo Biochem, Inc.(b)	935,704
20,275	Esperion Therapeutics, Inc.(b)	918,255
16,059	Foundation Medicine, Inc.(b)(c)	567,686
13,269	HealthEquity, Inc.(b)	608,649
29,683	Heska Corp.(b)	3,251,476
4,009	ICU Medical, Inc.(b)	689,147
65,277	Ignyta, Inc.(b)	620,132
141,583	ImmunoGen, Inc.(b)(c)	841,003
127,334	Immunomedics, Inc.(b)(c)	1,089,979
16,313	Inogen, Inc.(b)	1,539,621
25,269	Intersect ENT, Inc.(b)	692,371
26,885	LeMaitre Vascular, Inc.	969,742
10,801	Loxo Oncology, Inc.(b)	781,020
18,317	Merit Medical Systems, Inc.(b)	750,997
43,388	MiMedx Group, Inc.(b)(c)	649,084
97,302	NantKwest, Inc.(b)(c)	628,571
39,442	Novocure Ltd.(b)(c)	812,505
26,461	Omeros Corp.(b)(c)	554,623
45,248	OraSure Technologies, Inc.(b)	793,650
17,662	Portola Pharmaceuticals, Inc.(b)	1,089,745
44,976	PTC Therapeutics, Inc.(b)	927,405
8,071	Puma Biotechnology, Inc.(b)	767,149
7,978	Sage Therapeutics, Inc.(b)	636,246
79,834	Sangamo Therapeutics, Inc.(b)	686,572

Schedule of Investments(a)

22,560	Spectranetics Corp. (The)(b)	$868,560
16,576	Supernus Pharmaceuticals, Inc.(b)	670,499
19,943	Teladoc, Inc.(b)	654,130
16,660	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	535,286
18,793	Tivity Health, Inc.(b)	745,142
25,376	Vocera Communications, Inc.(b)	692,004

		42,203,841

	Industrials - 14.6%
19,360	AAON, Inc.	654,368
37,688	Air Transport Services Group, Inc.(b)	918,080
8,256	Alamo Group, Inc.	767,891
12,917	American Woodmark Corp.(b)	1,267,804
12,870	Apogee Enterprises, Inc.	670,398
10,368	Brink’s Co. (The)	810,259
45,700	Builders FirstSource, Inc.(b)	716,119
32,311	CAI International, Inc.(b)	847,518
50,730	Casella Waste Systems, Inc., Class A(b)	851,249
19,251	Comfort Systems USA, Inc.	641,058
45,784	Harsco Corp.(b)	707,363
37,702	Healthcare Services Group, Inc.	1,969,929
84,514	Hudson Technologies, Inc.(b)(c)	683,718
9,016	Insperity, Inc.	680,708
11,089	John Bean Technologies Corp.	1,024,624
9,100	Kadant, Inc.	710,255
60,470	Kratos Defense & Security Solutions, Inc.(b)	665,472
22,087	Mercury Systems, Inc.(b)	969,840
27,282	Navistar International Corp.(b)	839,467
33,789	NV5 Global, Inc.(b)	1,403,933
50,167	On Assignment, Inc.(b)	2,470,725
27,096	Patrick Industries, Inc.(b)	2,062,006
6,725	RBC Bearings, Inc.(b)	694,961
79,616	Spartan Motors, Inc.	704,602
60,210	Titan International, Inc.	767,678
17,443	Trex Co., Inc.(b)	1,311,888
20,066	Triton International Ltd. (Bermuda)	723,580
122,836	Vivint Solar, Inc.(b)	632,605

		27,168,098

	Information Technology - 21.3%
14,312	2U, Inc.(b)	740,646
30,821	3D Systems Corp.(b)(c)	517,793
10,678	Advanced Energy Industries, Inc.(b)	774,689
18,193	Alarm.com Holdings, Inc.(b)	691,880
63,499	Amkor Technology, Inc.(b)	658,485
20,769	AppFolio, Inc., Class A(b)	725,877
31,827	Applied Optoelectronics, Inc.(b)(c)	3,102,814
44,847	Axcelis Technologies, Inc.(b)	995,603
36,497	Blucora, Inc.(b)	817,533
27,194	Brooks Automation, Inc.	667,885
9,125	Cabot Microelectronics Corp.	676,619
44,889	Care.com, Inc.(b)	652,237
14,765	CEVA, Inc.(b)	682,881
33,320	Control4 Corp.(b)	761,362
32,243	CTS Corp.	709,346
20,535	Ebix, Inc.(c)	1,185,896
8,148	Ellie Mae, Inc.(b)	710,669
38,740	ePlus, Inc.(b)	3,134,066
99,116	Extreme Networks, Inc.(b)	871,230
65,228	Five9, Inc.(b)	1,438,930
18,628	Gigamon, Inc.(b)	740,463
22,660	GTT Communications, Inc.(b)	692,263
19,897	II-VI, Inc.(b)	758,076
180,525	KEMET Corp.(b)	3,041,846
37,649	Kimball Electronics, Inc.(b)	732,273
12,565	Lumentum Holdings, Inc.(b)	786,569

12,851	MACOM Technology Solutions Holdings, Inc.(b)	$778,128
33,686	MaxLinear, Inc., Class A(b)	882,573
5,015	Mesa Laboratories, Inc.	724,818
24,500	MINDBODY, Inc., Class A(b)	635,775
79,270	Mitek Systems, Inc.(b)	753,065
103,291	Mobileiron, Inc.(b)	467,392
9,414	Paycom Software, Inc.(b)	659,827
12,617	Pegasystems, Inc.	762,698
18,646	Q2 Holdings, Inc.(b)	725,329
21,521	QAD, Inc., Class A	674,683
18,263	RingCentral, Inc., Class A(b)	635,552
28,058	Rudolph Technologies, Inc.(b)	694,435
27,855	Square, Inc., Class A(b)	733,979
8,470	Stamps.com, Inc.(b)(c)	1,254,407
36,168	Systemax, Inc.	655,364
37,657	TrueCar, Inc.(b)(c)	712,847
37,685	TTM Technologies, Inc.(b)	654,965

		39,673,768

	Materials - 3.9%
48,757	Century Aluminum Co.(b)	818,142
14,293	Chase Corp.	1,544,359
12,310	Ingevity Corp.(b)	720,135
26,326	Innospec, Inc.	1,642,742
27,563	Louisiana-Pacific Corp.(b)	692,107
5,673	Quaker Chemical Corp.	804,829
14,531	Trinseo SA	1,021,529

		7,243,843

	Real Estate - 0.8%
6,439	CoreSite Realty Corp. REIT	699,147
15,506	RMR Group, Inc. (The), Class A	757,468

		1,456,615

	Telecommunication Services - 0.7%
42,269	Boingo Wireless, Inc.(b)	626,849
61,835	ORBCOMM, Inc.(b)	717,905

		1,344,754

	Utilities - 0.4%
11,332	Ormat Technologies, Inc.	671,988

	Total Common Stocks and Other Equity Interests (Cost $156,822,123)	186,245,756

	Money Market Fund - 0.0%
11,666	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $11,666)	11,666

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $156,833,789) - 99.9%	186,257,422

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.5%
23,244,971	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $23,244,971)	23,244,971

	Total Investments (Cost $180,078,760)(f) - 112.4%	209,502,393
	Other assets less liabilities - (12.4)%	(23,166,396)

	Net Assets - 100.0%	$186,335,997

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $180,194,594. The net unrealized appreciation was $29,307,799, which consisted of aggregate gross unrealized appreciation of $32,223,302 and aggregate gross unrealized depreciation of $2,915,503.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%
2,102,984	Alerian MLP ETF(a)	$25,235,808
746,154	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	21,959,312
908,217	PowerShares Global Short Term High Yield Bond Portfolio(b)	22,069,673
705,172	PowerShares KBW Premium Yield Equity REIT Portfolio(a)(b)	26,563,830
1,566,478	PowerShares Preferred Portfolio(b)	23,716,477

	Total Exchange-Traded Funds (Cost $116,808,613)	119,545,100

	Money Market Fund - 0.1%
73,912	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $73,912)	73,912

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $116,882,525) - 100.0%	119,619,012

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 17.4%
20,840,925	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(c)(d) (Cost $20,840,925)	20,840,925

	Total Investments (Cost $137,723,450)(e) - 117.4%	140,459,937
	Other assets less liabilities - (17.4)%	(20,858,405)

	Net Assets - 100.0%	$119,601,532

Investment Abbreviations:

ETF - Exchange-Traded Fund

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2017.
(b)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$22,836,564	$3,295,493	$(3,967,662)	$(303,863)	$98,780	$21,959,312	$817,326
PowerShares Global Short Term High Yield Bond Portfolio	22,748,703	3,380,231	(4,054,449)	(199,483)	194,671	22,069,673	958,776
PowerShares KBW Premium Yield Equity REIT Portfolio	22,542,990	5,644,230	(4,000,838)	2,227,785	149,663	26,563,830	1,313,306
PowerShares Preferred Portfolio	24,197,763	3,530,563	(4,225,654)	220,986	(7,181)	23,716,477	980,510

Total Investments in Affiliates	$92,326,020	$15,850,517	$(16,248,603)	$1,945,425	$435,933	$94,309,292	$4,069,918

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $137,786,702. The net unrealized appreciation was $2,673,235, which consisted of aggregate gross unrealized appreciation of $2,736,487 and aggregate gross unrealized depreciation of $63,252.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 99.9%(a)
585,646	PowerShares DWA Financial Momentum Portfolio(b)	$18,892,940
247,960	PowerShares DWA Healthcare Momentum Portfolio(c)	15,405,754
449,440	PowerShares DWA Industrials Momentum Portfolio	25,146,168
407,693	PowerShares DWA Technology Momentum Portfolio	19,923,957

	Total Exchange-Traded Funds (Cost $71,197,894)	79,368,819

	Money Market Fund - 0.1%
68,417	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $68,417)	68,417

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $71,266,311) - 100.0%	79,437,236

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
910,800	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $910,800)	910,800

	Total Investments (Cost $72,177,111)(f) - 101.2%	80,348,036
	Other assets less liabilities - (1.2)%	(918,556)

	Net Assets - 100.0%	$79,429,480

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares DWA Basic Materials Momentum Portfolio*	$48,614,115	$13,175,835	$(63,539,525)	$(3,188,324)	$4,937,899	$—	$—
PowerShares DWA Consumer Cyclicals Momentum Portfolio*	—	19,062,860	(18,221,800)	—	(841,060)	—	9,901
PowerShares DWA Consumer Staples Momentum Portfolio*	48,810,898	24,981,486	(72,501,341)	1,668,703	(2,959,746)	—	—
PowerShares DWA Energy Momentum Portfolio*	—	39,077,579	(33,846,329)	—	(5,231,250)	—	37,910
PowerShares DWA Financial Momentum Portfolio	—	45,089,089	(26,837,874)	827,486	(185,761)	18,892,940	537,945
PowerShares DWA Healthcare Momentum Portfolio	—	16,275,529	(1,024,217)	131,815	22,627	15,405,754	—
PowerShares DWA Industrials Momentum Portfolio	—	67,077,107	(48,331,972)	3,634,690	2,766,343	25,146,168	204,200
PowerShares DWA Technology Momentum Portfolio	37,693,155	25,397,755	(49,868,733)	4,292,827	2,408,953	19,923,957	95,072
PowerShares DWA Utilities Momentum Portfolio*	37,020,472	48,572,087	(85,599,748)	(1,502,873)	1,510,062	—	—

Total Investments in Affiliates	$172,138,640	$298,709,327	$(399,771,539)	$5,864,324	$2,428,067	$79,368,819	$885,028

* At July 31, 2017, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,188,243. The net unrealized appreciation was $8,159,793, which consisted of aggregate gross unrealized appreciation of $8,170,925 and aggregate gross unrealized depreciation of $11,132.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 11.0%
45,506	American Axle & Manufacturing Holdings, Inc.(b)	$670,758
9,746	Cooper-Standard Holdings, Inc.(b)	996,626
16,471	Dorman Products, Inc.(b)	1,286,056
18,906	Fox Factory Holding Corp.(b)	726,936
20,041	Gentherm, Inc.(b)	670,371
13,591	LCI Industries	1,450,839
10,202	Motorcar Parts of America, Inc.(b)	285,350
10,960	Standard Motor Products, Inc.	552,165
12,233	Superior Industries International, Inc.	239,155

		6,878,256

	Automobiles - 0.9%
14,479	Winnebago Industries, Inc.	532,827

	Distributors - 1.5%
25,277	Core-Mark Holding Co., Inc.	926,908

	Diversified Consumer Services - 2.5%
8,859	American Public Education, Inc.(b)	188,697
6,324	Capella Education Co.	434,459
35,411	Career Education Corp.(b)	297,806
19,207	Regis Corp.(b)	202,250
5,725	Strayer Education, Inc.	450,099

		1,573,311

	Hotels, Restaurants & Leisure - 20.8%
46,257	Belmond Ltd., Class A (United Kingdom)(b)	603,654
553	Biglari Holdings, Inc.(b)	206,999
9,765	BJ’s Restaurants, Inc.(b)	344,704
10,787	Bob Evans Farms, Inc.	746,245
45,111	Boyd Gaming Corp.(b)	1,130,482
9,220	Chuy’s Holdings, Inc.(b)	217,131
20,432	Dave & Buster’s Entertainment, Inc.(b)	1,269,032
9,224	DineEquity, Inc.	379,475
11,742	El Pollo Loco Holdings, Inc.(b)	152,646
14,770	Fiesta Restaurant Group, Inc.(b)	248,136
57,876	Ilg, Inc.	1,534,293
10,409	Marcus Corp. (The)	283,125
13,334	Marriott Vacations Worldwide Corp.	1,558,078
6,018	Monarch Casino & Resort, Inc.(b)	199,136
45,096	Penn National Gaming, Inc.(b)	909,135
7,024	Red Robin Gourmet Burgers, Inc.(b)	420,035
33,052	Ruby Tuesday, Inc.(b)	66,765
16,242	Ruth’s Hospitality Group, Inc.	324,840
28,106	Scientific Games Corp., Class A(b)	1,041,327
10,121	Shake Shack, Inc., Class A(b)(c)	334,094
23,156	Sonic Corp.	547,871
15,814	Wingstop, Inc.(b)(c)	474,578

		12,991,781

	Household Durables - 13.4%
4,613	Cavco Industries, Inc.(b)	601,535
13,905	Ethan Allen Interiors, Inc.	445,655
10,953	Installed Building Products, Inc.(b)	589,272

14,962	iRobot Corp.(b)	$1,578,641
26,641	La-Z-Boy, Inc.	900,466
9,430	LGI Homes, Inc.(b)(c)	417,749
13,531	M/I Homes, Inc.(b)	350,994
22,511	MDC Holdings, Inc.	771,902
20,681	Meritage Homes Corp.(b)	842,751
20,214	TopBuild Corp.(b)	1,066,895
7,898	Universal Electronics, Inc.(b)	540,618
12,892	William Lyon Homes, Class A(b)	291,488

		8,397,966

	Internet & Direct Marketing Retail - 4.0%
9,432	FTD Cos., Inc.(b)	185,339
16,319	Nutrisystem, Inc.	909,784
11,202	PetMed Express, Inc.(c)	532,543
18,427	Shutterfly, Inc.(b)	903,660

		2,531,326

	Leisure Products - 3.6%
51,224	Callaway Golf Co.	652,082
16,760	Nautilus, Inc.(b)	294,976
9,640	Sturm Ruger & Co., Inc.(c)	555,264
31,136	Vista Outdoor, Inc.(b)	718,930

		2,221,252

	Media - 5.4%
30,748	E.W. Scripps Co. (The), Class A(b)	604,198
61,986	Gannett Co., Inc.	556,015
29,181	New Media Investment Group, Inc.	406,783
14,844	Scholastic Corp.	614,987
54,277	Time, Inc.	762,592
21,014	World Wrestling Entertainment, Inc., Class A(c)	444,656

		3,389,231

	Multi-line Retail - 3.6%
19,520	Fred’s, Inc., Class A(c)	132,150
169,067	J.C. Penney Co., Inc.(b)(c)	914,652
26,338	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,177,309

		2,224,111

	Specialty Retail - 24.8%
37,108	Abercrombie & Fitch Co., Class A(c)	365,143
10,271	Asbury Automotive Group, Inc.(b)	554,634
92,554	Ascena Retail Group, Inc.(b)(c)	216,576
21,039	Barnes & Noble Education, Inc.(b)	152,112
30,145	Barnes & Noble, Inc.	245,682
9,793	Big 5 Sporting Goods Corp.(c)	105,275
15,462	Buckle, Inc. (The)(c)	264,400
23,487	Caleres, Inc.	640,725
13,098	Cato Corp. (The), Class A	222,797
70,666	Chico’s FAS, Inc.	646,594
9,639	Children’s Place, Inc. (The)	1,018,360
36,814	DSW, Inc., Class A	664,124
42,789	Express, Inc.(b)	259,301
22,022	Finish Line, Inc. (The), Class A	303,023
30,074	Five Below, Inc.(b)	1,452,875
20,009	Francesca’s Holdings Corp.(b)	194,688
10,693	Genesco, Inc.(b)	343,245
10,898	Group 1 Automotive, Inc.	648,976
33,161	Guess?, Inc.	433,083
10,543	Haverty Furniture Cos., Inc.	234,582
11,333	Hibbett Sports, Inc.(b)(c)	176,795
7,988	Kirkland’s, Inc.(b)	74,688
12,975	Lithia Motors, Inc., Class A	1,339,669
15,490	Lumber Liquidators Holdings, Inc.(b)(c)	382,758
13,289	MarineMax, Inc.(b)	198,670
17,842	Monro Muffler Brake, Inc.	831,437
29,031	Rent-A-Center, Inc.(c)	383,790
16,968	RH(b)(c)	1,105,126

Schedule of Investments(a)

22,744	Select Comfort Corp.(b)	$768,975
6,781	Shoe Carnival, Inc.	123,821
14,391	Sonic Automotive, Inc., Class A	261,197
26,767	Tailored Brands, Inc.(c)	335,658
18,035	Tile Shop Holdings, Inc.	263,311
12,998	Vitamin Shoppe, Inc.(b)	142,978
9,625	Zumiez, Inc.(b)	122,237

		15,477,305

	Textiles, Apparel & Luxury Goods - 8.5%
40,430	Crocs, Inc.(b)	321,014
23,010	Fossil Group, Inc.(b)	258,862
23,896	G-III Apparel Group Ltd.(b)	622,013
31,140	Iconix Brand Group, Inc.(b)	207,704
8,377	Movado Group, Inc.	206,074
8,189	Oxford Industries, Inc.	516,972
6,697	Perry Ellis International, Inc.(b)	131,529
29,200	Steven Madden Ltd.(b)	1,197,200
8,353	Unifi, Inc.(b)	273,644
10,307	Vera Bradley, Inc.(b)	103,895
52,886	Wolverine World Wide, Inc.	1,491,385

		5,330,292

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,814,147) - 100.0%	62,474,566

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.8%
6,748,186	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $6,748,186)	6,748,186
	Total Investments (Cost $65,562,333)(f) - 110.8%	69,222,752
	Other assets less liabilities - (10.8)%	(6,735,671)

	Net Assets - 100.0%	$62,487,081

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,428,003. The net unrealized depreciation was $1,205,251, which consisted of aggregate gross unrealized appreciation of $13,660,375 and aggregate gross unrealized depreciation of $14,865,626.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Beverages - 4.9%
11,787	Coca-Cola Bottling Co. Consolidated	$2,829,941

	Food & Staples Retailing - 12.4%
70,617	Andersons, Inc. (The)	2,432,756
86,418	SpartanNash Co.	2,397,235
670,768	SUPERVALU, Inc.(b)	2,401,349

		7,231,340

	Food Products - 59.3%
172,699	B&G Foods, Inc.	6,260,339
35,146	Calavo Growers, Inc.	2,602,561
69,516	Cal-Maine Foods, Inc.(b)(c)	2,652,036
427,930	Darling Ingredients, Inc.(b)	6,962,421
38,903	J & J Snack Foods Corp.	5,111,854
41,604	John B. Sanfilippo & Son, Inc.	2,675,969
51,996	Sanderson Farms, Inc.	6,798,477
54,536	Seneca Foods Corp., Class A(b)	1,565,183

		34,628,840

	Household Products - 9.1%
20,596	Central Garden & Pet Co.(b)	659,072
68,469	Central Garden & Pet Co., Class A(b)	2,106,107
24,122	WD-40 Co.	2,572,611

		5,337,790

	Personal Products - 9.7%
75,391	Inter Parfums, Inc.	2,925,171
63,799	Medifast, Inc.	2,723,579

		5,648,750

	Tobacco - 4.4%
40,005	Universal Corp.	2,558,320

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,037,202) - 99.8%	58,234,981

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
2,056,700	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $2,056,700)	2,056,700

	Total Investments (Cost $60,093,902)(f) - 103.3%	60,291,681
	Other assets less liabilities - (3.3)%	(1,907,197)

	Net Assets - 100.0%	$58,384,484

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,988,347. The net unrealized depreciation was $1,696,666, which consisted of aggregate gross unrealized appreciation of $3,870,116 and aggregate gross unrealized depreciation of $5,566,782.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Energy Equipment & Services - 60.1%
128,674	Archrock, Inc.	$1,408,980
135,749	Atwood Oceanics, Inc.(b)(c)	1,066,987
58,098	Bristow Group, Inc.(b)	428,182
38,377	CARBO Ceramics, Inc.(b)(c)	271,325
35,859	Era Group, Inc.(c)	314,125
53,372	Exterran Corp.(c)	1,477,871
24,365	Geospace Technologies Corp.(c)	374,977
24,769	Gulf Island Fabrication, Inc.	282,367
248,933	Helix Energy Solutions Group, Inc.(c)	1,628,022
48,221	Matrix Service Co.(c)	499,087
514,589	McDermott International, Inc.(c)	3,483,768
161,064	Newpark Resources, Inc.(c)	1,344,884
383,081	Noble Corp. PLC	1,532,324
140,094	Pioneer Energy Services Corp.(c)	308,207
29,588	SEACOR Holdings, Inc.(c)	1,008,655
84,697	Tesco Corp.(c)	389,606
210,201	TETRA Technologies, Inc.(c)	590,665
83,860	Unit Corp.(c)	1,507,803
128,071	US Silica Holdings, Inc.	3,730,708

		21,648,543

	Oil, Gas & Consumable Fuels - 40.0%
138,310	Bill Barrett Corp.(c)	467,488
134,332	Carrizo Oil & Gas, Inc.(c)	2,117,072
136,064	Cloud Peak Energy, Inc.(c)	470,781
41,723	Contango Oil & Gas Co.(c)	250,338
722,111	Denbury Resources, Inc.(c)	1,054,282
64,511	Green Plains, Inc.	1,274,092
79,214	Northern Oil and Gas, Inc.(b)(c)	99,018
98,126	PDC Energy, Inc.(c)	4,627,622
10,225	REX American Resources Corp.(c)	1,022,296
352,545	Src Energy, Inc.(c)	3,000,158

		14,383,147

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $49,269,445) - 100.1%	36,031,690

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
1,276,031	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,276,031)	1,276,031

	Total Investments (Cost $50,545,476)(f) - 103.6%	37,307,721
	Other assets less liabilities - (3.6)%	(1,292,724)

	Net Assets - 100.0%	$36,014,997

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,212,984. The net unrealized depreciation was $20,905,263, which consisted of aggregate gross unrealized appreciation of $962,913 and aggregate gross unrealized depreciation of $21,868,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Banks - 32.9%
54,609	Ameris Bancorp	$2,501,092
73,510	Banc of California, Inc.(b)	1,510,630
38,566	Banner Corp.	2,227,958
123,738	Boston Private Financial Holdings, Inc.	1,899,378
112,539	Brookline Bancorp, Inc.	1,671,204
45,056	Central Pacific Financial Corp.	1,393,582
22,945	City Holding Co.	1,505,880
85,805	Columbia Banking System, Inc.	3,418,471
72,335	Community Bank System, Inc.	3,971,192
42,353	Customers Bancorp, Inc.(c)	1,264,237
150,644	CVB Financial Corp.	3,244,872
31,395	Fidelity Southern Corp.	661,179
231,298	First BanCorp/Puerto Rico(c)	1,355,406
129,026	First Commonwealth Financial Corp.	1,681,209
91,377	First Financial Bancorp	2,339,251
97,261	First Financial Bankshares, Inc.(b)	4,206,538
119,392	First Midwest Bancorp, Inc.	2,651,696
112,685	Glacier Bancorp, Inc.	3,934,960
86,320	Great Western Bancorp, Inc.	3,367,343
47,651	Hanmi Financial Corp.	1,365,201
186,979	Hope Bancorp, Inc.	3,296,440
40,051	Independent Bank Corp./MA	2,857,639
61,340	LegacyTexas Financial Group, Inc.	2,375,085
39,292	National Bank Holdings Corp., Class A	1,341,036
63,894	NBT Bancorp, Inc.	2,309,129
64,633	OFG Bancorp	649,562
199,091	Old National Bancorp	3,245,183
26,717	Opus Bank	635,865
51,447	S&T Bancorp, Inc.	1,948,812
65,268	ServisFirst Bancshares, Inc.	2,371,839
43,858	Simmons First National Corp., Class A	2,392,454
39,987	Southside Bancshares, Inc.	1,388,749
199,417	Sterling Bancorp	4,606,533
18,174	Tompkins Financial Corp.	1,430,476
104,362	United Community Banks, Inc.	2,897,089
38,676	Westamerica Bancorporation(b)	2,116,351

		82,033,521

	Capital Markets - 9.0%
48,213	Donnelley Financial Solutions, Inc.(c)	1,118,542
60,344	Evercore Partners, Inc., Class A	4,746,056
85,064	Financial Engines, Inc.	3,270,711
40,456	Greenhill & Co., Inc.	748,436
99,991	Interactive Brokers Group, Inc., Class A	4,004,639
22,179	INTL FCStone, Inc.(c)	867,864
46,311	Investment Technology Group, Inc.	1,022,084
20,809	Piper Jaffray Cos.	1,298,482
9,765	Virtus Investment Partners, Inc.	1,150,317
122,973	Waddell & Reed Financial, Inc., Class A	2,541,852
168,769	WisdomTree Investments, Inc.(b)	1,761,948

		22,530,931

	Consumer Finance - 5.0%
34,824	Encore Capital Group, Inc.(c)	1,396,442
34,479	Enova International, Inc.(c)	499,945
71,706	EZCORP, Inc., Class A(c)	559,307

71,038	Firstcash, Inc.	$4,130,860
64,389	Green Dot Corp., Class A(c)	2,591,013
68,158	PRA Group, Inc.(c)	2,671,794
8,791	World Acceptance Corp.(c)	664,336

		12,513,697

	Equity REITs - 28.2%
124,613	Acadia Realty Trust REIT	3,705,991
41,554	Agree Realty Corp. REIT	2,043,210
60,976	American Assets Trust, Inc. REIT	2,476,235
66,056	Armada Hoffler Properties, Inc. REIT	875,903
106,701	CareTrust REIT, Inc. REIT	1,946,226
251,632	CBL & Associates Properties, Inc. REIT(b)	2,211,845
111,967	Cedar Realty Trust, Inc. REIT	579,989
56,409	Chatham Lodging Trust REIT	1,166,538
88,383	Chesapeake Lodging Trust REIT	2,229,903
50,286	CoreSite Realty Corp. REIT	5,460,054
294,532	DiamondRock Hospitality Co. REIT	3,440,134
49,853	EastGroup Properties, Inc. REIT	4,346,184
88,277	Four Corners Property Trust, Inc. REIT	2,240,470
157,705	Franklin Street Properties Corp. REIT	1,666,942
47,363	Getty Realty Corp. REIT	1,230,491
141,392	Government Properties Income Trust REIT	2,506,880
61,435	Hersha Hospitality Trust REIT	1,152,521
87,263	Independence Realty Trust, Inc. REIT	883,102
122,911	Kite Realty Group Trust REIT	2,523,363
318,155	Lexington Realty Trust REIT	3,238,818
58,201	LTC Properties, Inc. REIT	3,005,500
65,089	National Storage Affiliates Trust REIT	1,494,443
62,838	Parkway, Inc. REIT	1,445,902
102,569	Pennsylvania Real Estate Investment Trust REIT	1,219,545
28,787	PS Business Parks, Inc. REIT	3,870,700
116,690	Ramco-Gershenson Properties Trust REIT	1,644,162
161,381	Retail Opportunity Investments Corp. REIT	3,272,807
96,020	Sabra Health Care REIT, Inc. REIT	2,227,664
17,391	Saul Centers, Inc. REIT	1,028,852
153,293	Summit Hotel Properties, Inc. REIT	2,748,543
18,387	Universal Health Realty Income Trust REIT	1,424,625
43,724	Urstadt Biddle Properties, Inc., Class A REIT	915,581

		70,223,123

	Insurance - 13.4%
130,530	American Equity Investment Life Holding Co.	3,495,593
28,282	AMERISAFE, Inc.	1,633,285
24,667	eHealth, Inc.(c)	419,586
47,472	Employers Holdings, Inc.	2,057,911
12,042	HCI Group, Inc.	542,974
59,627	Horace Mann Educators Corp.	2,200,236
16,251	Infinity Property & Casualty Corp.	1,625,913
108,200	Maiden Holdings Ltd.	1,201,020
32,936	Navigators Group, Inc. (The)	1,877,352
78,530	ProAssurance Corp.	4,853,154
56,260	RLI Corp.	3,266,456
21,039	Safety Insurance Group, Inc.	1,492,717
85,666	Selective Insurance Group, Inc.	4,338,983
34,769	Stewart Information Services Corp.	1,366,422
31,510	United Fire Group, Inc.	1,421,731
26,405	United Insurance Holdings Corp.	421,424
47,971	Universal Insurance Holdings, Inc.(b)	1,144,108

		33,358,865

Schedule of Investments(a)

	Mortgage REITs - 1.6%
138,703	Apollo Commercial Real Estate Finance, Inc. REIT	$2,500,815
141,172	Capstead Mortgage Corp. REIT	1,380,662

		3,881,477

	Real Estate Management & Development - 1.7%
48,723	Forestar Group, Inc.(c)	835,599
52,191	HFF, Inc., Class A	1,916,454
26,027	RE/MAX Holdings, Inc., Class A	1,513,470

		4,265,523

	Thrifts & Mortgage Finance - 8.1%
134,648	Astoria Financial Corp.	2,717,197
62,148	Bank Mutual Corp.	618,372
84,837	BofI Holding, Inc.(b)(c)	2,364,407
45,940	Dime Community Bancshares, Inc.	955,552
39,905	HomeStreet, Inc.(c)	1,047,506
10,715	LendingTree, Inc.(c)	2,363,729
66,816	Northfield Bancorp, Inc.	1,121,841
149,994	Northwest Bancshares, Inc.	2,414,903
56,678	Oritani Financial Corp.	940,855
89,239	Provident Financial Services, Inc.	2,366,618
141,209	TrustCo Bank Corp. NY	1,172,035
41,359	Walker & Dunlop, Inc.(c)	2,078,290

		20,161,305

	Total Common Stocks and Other Equity Interests (Cost $211,893,620)	248,968,442

	Money Market Fund - 0.0%
1,584	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $1,584)	1,584

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $211,895,204) - 99.9%	248,970,026

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.3%
13,241,329	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $13,241,329)	13,241,329

	Total Investments (Cost $225,136,533)(f) - 105.2%	262,211,355
	Other assets less liabilities - (5.2)%	(13,073,398)

	Net Assets - 100.0%	$249,137,957

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $229,915,689. The net unrealized appreciation was $32,295,666, which consisted of aggregate gross unrealized appreciation of $41,208,784 and aggregate gross unrealized depreciation of $8,913,118.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 15.1%
121,194	Acorda Therapeutics, Inc.(b)	$2,623,850
91,028	AMAG Pharmaceuticals, Inc.(b)	1,788,700
120,113	Cytokinetics, Inc.(b)	1,687,588
20,265	Eagle Pharmaceuticals, Inc.(b)	996,025
90,425	Emergent Biosolutions, Inc.(b)	3,288,757
36,094	Enanta Pharmaceuticals, Inc.(b)	1,375,542
49,449	Ligand Pharmaceuticals, Inc.(b)	5,978,879
264,942	MiMedx Group, Inc.(b)(c)	3,963,532
173,453	Momenta Pharmaceuticals, Inc.(b)	2,870,647
176,934	Myriad Genetics, Inc.(b)	4,294,188
182,406	Progenics Pharmaceuticals, Inc.(b)	1,099,908
95,814	Repligen Corp.(b)	3,858,430
183,802	Spectrum Pharmaceuticals, Inc.(b)	1,371,163

		35,197,209

	Health Care Equipment & Supplies - 33.5%
58,843	Abaxis, Inc.	2,765,621
32,440	Analogic Corp.	2,277,288
88,869	AngioDynamics, Inc.(b)	1,444,121
38,066	Anika Therapeutics, Inc.(b)	1,947,457
94,287	Cantel Medical Corp.	6,996,095
64,432	CONMED Corp.	3,306,650
70,843	CryoLife, Inc.(b)	1,328,306
136,273	Haemonetics Corp.(b)	5,604,909
16,635	Heska Corp.(b)	1,822,198
39,087	ICU Medical, Inc.(b)	6,719,055
42,234	Inogen, Inc.(b)	3,986,045
72,355	Integer Holdings Corp.(b)	3,313,859
157,137	Integra LifeSciences Holdings Corp.(b)	7,803,424
83,276	Invacare Corp.	1,303,269
76,463	Lantheus Holdings, Inc.(b)	1,410,742
32,733	LeMaitre Vascular, Inc.	1,180,679
109,620	Meridian Bioscience, Inc.	1,485,351
129,657	Merit Medical Systems, Inc.(b)	5,315,937
85,953	Natus Medical, Inc.(b)	3,025,546
99,013	Neogen Corp.(b)	6,521,986
150,035	OraSure Technologies, Inc.(b)	2,631,614
46,868	Orthofix International NV(b)	2,033,134
34,485	SurModics, Inc.(b)	906,956
97,504	Varex Imaging Corp.(b)	3,007,998

		78,138,240

	Health Care Providers & Services - 25.8%
78,186	Aceto Corp.	1,319,780
30,964	Almost Family, Inc.(b)	1,531,170
72,714	Amedisys, Inc.(b)	3,443,735
124,423	AMN Healthcare Services, Inc.(b)	4,591,209
78,081	BioTelemetry, Inc.(b)	2,670,370
41,773	Chemed Corp.	8,250,167
297,902	Community Health Systems, Inc.(b)	2,129,999
25,338	CorVel Corp.(b)	1,204,822
82,333	Cross Country Healthcare, Inc.(b)	968,236
113,453	Diplomat Pharmacy, Inc.(b)	1,800,499
123,797	Ensign Group, Inc. (The)	2,769,339
115,142	HealthEquity, Inc.(b)	5,281,564
222,554	Kindred Healthcare, Inc.	1,991,858

25,040	Landauer, Inc.	$1,363,428
38,935	LHC Group, Inc.(b)	2,254,337
61,604	Magellan Health, Inc.(b)	4,592,578
80,768	PharMerica Corp.(b)	2,031,315
30,082	Providence Service Corp. (The)(b)	1,550,426
78,454	Quorum Health Corp.(b)	267,528
279,159	Select Medical Holdings Corp.(b)	4,522,376
87,540	Tivity Health, Inc.(b)	3,470,961
32,525	U.S. Physical Therapy, Inc.	2,052,328

		60,058,025

	Health Care Technology - 5.8%
27,775	Computer Programs & Systems, Inc.	851,304
66,250	HealthStream, Inc.(b)	1,564,825
217,887	HMS Holdings Corp.(b)	4,375,171
96,532	Omnicell, Inc.(b)	4,787,987
120,515	Quality Systems, Inc.(b)	2,060,806

		13,640,093

	Life Sciences Tools & Services - 3.7%
57,987	Albany Molecular Research, Inc.(b)	1,260,637
84,592	Cambrex Corp.(b)	5,160,112
103,827	Luminex Corp.	2,121,186

		8,541,935

	Pharmaceuticals - 16.1%
92,665	Amphastar Pharmaceuticals, Inc.(b)	1,601,251
20,858	ANI Pharmaceuticals, Inc.(b)	1,016,410
161,794	Depomed, Inc.(b)	1,668,096
191,434	Impax Laboratories, Inc.(b)	3,704,248
201,672	Innoviva, Inc.(b)	2,766,940
76,398	Lannett Co., Inc.(b)(c)	1,554,699
187,449	Medicines Co. (The)(b)	7,207,414
402,994	Nektar Therapeutics, Class A(b)	8,797,359
48,712	Phibro Animal Health Corp., Class A	1,860,799
134,370	SciClone Pharmaceuticals, Inc.(b)	1,471,352
65,173	Sucampo Pharmaceuticals, Inc., Class A(b)(c)	707,127
130,606	Supernus Pharmaceuticals, Inc.(b)	5,283,013

		37,638,708

	Total Common Stocks (Cost $212,098,696)	233,214,210

	Money Market Fund - 0.0%
20,330	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $20,330)	20,330

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $212,119,026) - 100.0%	233,234,540

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
4,863,934	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $4,863,934)	4,863,934

	Total Investments (Cost $216,982,960)(f) - 102.1%	238,098,474
	Other assets less liabilities - (2.1)%	(4,909,267)

	Net Assets - 100.0%	$233,189,207

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $221,877,797. The net unrealized appreciation was $16,220,677, which consisted of aggregate gross unrealized appreciation of $37,048,920 and aggregate gross unrealized depreciation of $20,828,243.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 9.8%
22,839	AAR Corp.	$854,179
53,342	Aerojet Rocketdyne Holdings, Inc.(b)	1,250,870
14,766	Aerovironment, Inc.(b)	558,007
37,718	Axon Enterprise, Inc.(b)(c)	927,486
17,843	Cubic Corp.	850,219
12,627	Engility Holdings, Inc.(b)	368,329
34,333	Mercury Systems, Inc.(b)	1,507,562
23,091	Moog, Inc., Class A(b)	1,716,123
3,537	National Presto Industries, Inc.	400,035
35,467	Triumph Group, Inc.	907,955

		9,340,765

	Air Freight & Logistics - 3.4%
18,072	Atlas Air Worldwide Holdings, Inc.(b)	1,073,477
19,599	Echo Global Logistics, Inc.(b)	267,526
21,615	Forward Air Corp.	1,120,306
23,948	Hub Group, Inc., Class A(b)	815,429

		3,276,738

	Airlines - 4.3%
9,402	Allegiant Travel Co.	1,215,208
38,370	Hawaiian Holdings, Inc.(b)	1,588,518
37,012	SkyWest, Inc.	1,350,938

		4,154,664

	Building Products - 10.9%
28,221	AAON, Inc.	953,870
9,987	American Woodmark Corp.(b)	980,224
20,588	Apogee Enterprises, Inc.	1,072,429
22,593	Gibraltar Industries, Inc.(b)	674,401
22,325	Griffon Corp.	457,662
12,521	Insteel Industries, Inc.	329,553
11,389	Patrick Industries, Inc.(b)	866,703
35,355	PGT Innovations, Inc.(b)	459,615
24,640	Quanex Building Products Corp.	529,760
28,977	Simpson Manufacturing Co., Inc.	1,283,391
21,033	Trex Co., Inc.(b)	1,581,892
14,678	Universal Forest Products, Inc.	1,230,750

		10,420,250

	Commercial Services & Supplies - 20.0%
39,829	ABM Industries, Inc.	1,777,170
34,165	Brady Corp., Class A	1,134,278
32,441	Brink’s Co. (The)	2,535,264
26,826	Essendant, Inc.	334,788
52,214	Healthcare Services Group, Inc.	2,728,182
44,931	Interface, Inc.	851,442
24,281	LSC Communications, Inc.	519,128
23,035	Matthews International Corp., Class A	1,509,944
31,622	Mobile Mini, Inc.	973,958
9,459	Multi-Color Corp.	761,450
50,083	RR Donnelley & Sons Co.	619,026
21,329	Team, Inc.(b)	306,071
40,889	Tetra Tech, Inc.	1,940,183
11,062	UniFirst Corp.	1,573,570
15,612	US Ecology, Inc.	810,263
14,579	Viad Corp.	780,705

		19,155,422

	Construction & Engineering - 2.1%
23,959	Aegion Corp.(b)	$573,578
26,659	Comfort Systems USA, Inc.	887,745
11,785	MYR Group, Inc.(b)	374,881
19,881	Orion Group Holdings, Inc.(b)	139,565

		1,975,769

	Electrical Equipment - 2.8%
18,629	AZZ, Inc.	944,490
14,843	Encore Wire Corp.	661,998
35,505	General Cable Corp.	685,246
6,132	Powell Industries, Inc.	195,304
11,542	Vicor Corp.(b)	204,871

		2,691,909

	Industrial Conglomerates - 0.9%
25,819	Raven Industries, Inc.	888,174

	Machinery - 28.8%
42,696	Actuant Corp., Class A	1,033,243
6,775	Alamo Group, Inc.	630,143
20,674	Albany International Corp., Class A	1,106,059
13,692	Astec Industries, Inc.	688,297
35,742	Barnes Group, Inc.	2,150,954
30,602	Briggs & Stratton Corp.	716,699
21,973	Chart Industries, Inc.(b)	747,082
11,799	CIRCOR International, Inc.	590,658
15,279	EnPro Industries, Inc.	1,176,789
18,479	ESCO Technologies, Inc.	1,140,154
42,770	Federal Signal Corp.	791,245
27,581	Franklin Electric Co., Inc.	1,114,272
20,317	Greenbrier Cos., Inc. (The)(c)	914,265
57,367	Harsco Corp.(b)	886,320
45,051	Hillenbrand, Inc.	1,621,836
22,622	John Bean Technologies Corp.	2,090,273
7,604	Lindsay Corp.	697,059
12,325	Lydall, Inc.(b)	610,087
41,207	Mueller Industries, Inc.	1,298,020
17,437	Proto Labs, Inc.(b)	1,288,594
30,326	SPX Corp.(b)	834,571
30,258	SPX FLOW, Inc.(b)	1,072,949
9,117	Standex International Corp.	874,776
12,738	Tennant Co.	962,356
34,568	Titan International, Inc.	440,742
43,026	Wabash National Corp.	820,936
19,944	Watts Water Technologies, Inc., Class A	1,284,394

		27,582,773

	Marine - 0.9%
30,844	Matson, Inc.	869,801

	Professional Services - 10.0%
9,895	CDI Corp.(b)	81,634
18,507	Exponent, Inc.	1,206,657
13,403	Heidrick & Struggles International, Inc.	242,594
13,414	Insperity, Inc.	1,012,757
20,942	Kelly Services, Inc., Class A	466,378
41,078	Korn/Ferry International	1,374,059
33,801	Navigant Consulting, Inc.(b)	572,251
34,761	On Assignment, Inc.(b)	1,711,979
21,214	Resources Connection, Inc.	283,207
30,446	TrueBlue, Inc.(b)	777,895
28,287	WageWorks, Inc.(b)	1,844,313

		9,573,724

	Road & Rail - 2.8%
17,189	ArcBest Corp.	477,854
30,985	Heartland Express, Inc.	654,713
27,671	Marten Transport Ltd.	441,353

Schedule of Investments(a)

21,660	Roadrunner Transportation Systems, Inc.(b)	$151,187
18,204	Saia, Inc.(b)	989,387

		2,714,494

	Trading Companies & Distributors - 3.3%
27,922	Applied Industrial Technologies, Inc.	1,577,593
11,090	DXP Enterprises, Inc.(b)	317,063
19,450	Kaman Corp.	994,284
8,080	Veritiv Corp.(b)	300,172

		3,189,112

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $84,831,294) - 100.0%	95,833,595

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
1,860,264	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,860,264)	1,860,264

	Total Investments (Cost $86,691,558)(f) - 102.0%	97,693,859
	Other assets less liabilities - (2.0)%	(1,895,601)

	Net Assets - 100.0%	$95,798,258

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $87,806,992. The net unrealized appreciation was $9,886,867, which consisted of aggregate gross unrealized appreciation of $15,104,089 and aggregate gross unrealized depreciation of $5,217,222.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 12.4%
242,950	ADTRAN, Inc.	$5,697,177
88,832	Applied Optoelectronics, Inc.(b)(c)	8,660,232
75,237	Black Box Corp.	594,372
177,718	CalAmp Corp.(c)	3,394,414
118,413	Comtech Telecommunications Corp.	2,131,434
133,415	Digi International, Inc.(c)	1,394,187
404,871	Harmonic, Inc.(c)	1,659,971
279,763	Lumentum Holdings, Inc.(c)	17,513,164
163,163	NETGEAR, Inc.(c)	7,815,508
639,177	Oclaro, Inc.(b)(c)	6,251,151
1,141,131	Viavi Solutions, Inc.(c)	12,518,207

		67,629,817

	Electronic Equipment, Instruments & Components - 27.1%
143,658	Anixter International, Inc.(c)	11,313,067
146,371	Badger Meter, Inc.	6,623,288
44,024	Bel Fuse, Inc., Class B	1,111,606
250,049	Benchmark Electronics, Inc.(c)	8,414,149
165,159	CTS Corp.	3,633,498
201,613	Daktronics, Inc.	1,971,775
167,216	Electro Scientific Industries, Inc.(c)	1,446,418
66,197	ePlus, Inc.(c)	5,355,337
187,673	Fabrinet (Thailand)(c)	8,447,162
83,920	FARO Technologies, Inc.(c)	3,314,840
276,122	II-VI, Inc.(c)	10,520,248
179,734	Insight Enterprises, Inc.(c)	7,282,822
169,049	Itron, Inc.(c)	12,340,577
184,947	Methode Electronics, Inc.	7,351,643
84,171	MTS Systems Corp.	4,435,812
89,213	OSI Systems, Inc.(c)	7,134,364
95,628	Park Electrochemical Corp.	1,796,850
169,513	Plexus Corp.(c)	9,087,592
91,133	Rogers Corp.(c)	10,750,960
379,754	Sanmina Corp.(c)	13,614,181
127,267	ScanSource, Inc.(c)	5,039,773
429,647	TTM Technologies, Inc.(c)	7,467,265

		148,453,227

	Internet Software & Services - 7.0%
198,796	Blucora, Inc.(c)	4,453,031
254,322	DHI Group, Inc.(c)	559,508
123,471	Liquidity Services, Inc.(c)	839,603
270,322	LivePerson, Inc.(c)	3,662,863
312,937	NIC, Inc.	5,085,226
180,392	QuinStreet, Inc.(c)	701,725
95,580	Shutterstock, Inc.(b)(c)	4,027,741
86,438	SPS Commerce, Inc.(c)	4,996,116
79,195	Stamps.com, Inc.(b)(c)	11,728,780
122,433	XO Group, Inc.(c)	2,238,075

		38,292,668

	IT Services - 11.8%
122,953	CACI International, Inc., Class A(c)	15,381,420
229,441	Cardtronics PLC, Class A(c)	7,181,503
169,860	CSG Systems International, Inc.	7,023,711

169,302	ExlService Holdings, Inc.(c)	$9,743,330
49,048	Forrester Research, Inc.	2,001,159
128,735	ManTech International Corp., Class A	5,113,354
177,210	Perficient, Inc.(c)	3,331,548
196,687	Sykes Enterprises, Inc.(c)	6,687,358
77,979	TeleTech Holdings, Inc.	3,259,522
139,310	Virtusa Corp.(c)	4,618,127

		64,341,032

	Semiconductors & Semiconductor Equipment - 25.8%
199,960	Advanced Energy Industries, Inc.(c)	14,507,098
350,137	Brooks Automation, Inc.	8,599,365
126,970	Cabot Microelectronics Corp.	9,414,825
107,996	CEVA, Inc.(c)	4,994,815
127,789	Cohu, Inc.	2,328,315
192,125	Diodes, Inc.(c)	5,097,076
111,456	DSP Group, Inc.(c)	1,404,346
306,216	Kopin Corp.(c)	1,163,621
356,883	Kulicke & Soffa Industries, Inc. (Singapore)(c)	7,687,260
263,277	MaxLinear, Inc., Class A(c)	6,897,857
272,029	MKS Instruments, Inc.	22,755,226
126,955	Nanometrics, Inc.(c)	3,383,351
149,283	Power Integrations, Inc.	10,546,844
561,719	Rambus, Inc.(c)	7,240,558
158,065	Rudolph Technologies, Inc.(c)	3,912,109
330,489	Semtech Corp.(c)	13,087,364
146,999	SolarEdge Technologies, Inc.(c)	3,373,627
241,210	Veeco Instruments, Inc.(c)	7,429,268
248,545	Xperi Corp.	7,269,941

		141,092,866

	Software - 12.1%
460,626	8x8, Inc.(c)	5,849,950
75,858	Agilysys, Inc.(c)	763,132
181,730	Bottomline Technologies (de), Inc.(c)	5,175,671
109,391	Ebix, Inc.(b)	6,317,330
157,039	Gigamon, Inc.(c)	6,242,300
47,294	MicroStrategy, Inc., Class A(c)	6,361,516
210,382	Monotype Imaging Holdings, Inc.	3,965,701
242,678	Progress Software Corp.	7,768,123
150,809	Qualys, Inc.(c)	6,054,981
216,816	Synchronoss Technologies, Inc.(c)	3,659,854
609,084	Tivo Corp.	11,938,046
151,572	VASCO Data Security International, Inc.(c)	2,046,222

		66,142,826

	Technology Hardware, Storage & Peripherals - 3.8%
202,543	Cray, Inc.(c)	4,172,386
233,619	Electronics for Imaging, Inc.(c)	11,349,211
190,947	Super Micro Computer, Inc.(c)	5,126,927

		20,648,524

	Total Common Stocks (Cost $465,399,074)	546,600,960

	Money Market Fund - 0.0%
28,180	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $28,180)	28,180

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $465,427,254) - 100.0%	546,629,140

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
30,192,901	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $30,192,901)	$30,192,901

	Total Investments (Cost $495,620,155)(f) - 105.5%	576,822,041
	Other assets less liabilities - (5.5)%	(30,238,331)

	Net Assets - 100.0%	$546,583,710

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $507,322,548. The net unrealized appreciation was $69,499,493, which consisted of aggregate gross unrealized appreciation of $107,102,487 and aggregate gross unrealized depreciation of $37,602,994.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 55.6%
38,560	A. Schulman, Inc.	$1,014,128
39,877	Advansix, Inc.(b)	1,335,082
34,341	American Vanguard Corp.	607,836
41,754	Balchem Corp.	3,240,110
66,499	Calgon Carbon Corp.	1,063,984
71,267	Flotek Industries, Inc.(b)(c)	600,068
29,809	FutureFuel Corp.	434,019
66,202	H.B. Fuller Co.	3,410,727
12,524	Hawkins, Inc.	562,954
55,163	Ingevity Corp.(b)	3,227,035
25,519	Innophos Holdings, Inc.	1,065,929
31,617	Innospec, Inc.	1,972,901
27,261	Koppers Holdings, Inc.(b)	989,574
40,819	Kraton Corp.(b)	1,518,467
26,797	LSB Industries, Inc.(b)(c)	189,723
17,415	Quaker Chemical Corp.	2,470,666
56,691	Rayonier Advanced Materials, Inc.	845,263
25,613	Stepan Co.	2,104,620
33,326	Tredegar Corp.	503,223

		27,156,309

	Construction Materials - 3.2%
19,501	US Concrete, Inc.(b)(c)	1,527,903

	Containers & Packaging - 1.0%
28,770	Myers Industries, Inc.	489,090

	Metals & Mining - 18.3%
412,453	AK Steel Holding Corp.(b)	2,334,484
65,172	Century Aluminum Co.(b)	1,093,586
16,389	Haynes International, Inc.	512,648
22,501	Kaiser Aluminum Corp.	2,189,123
26,187	Materion Corp.	1,006,890
11,923	Olympic Steel, Inc.	203,764
84,259	SunCoke Energy, Inc.(b)	754,118
51,165	TimkenSteel Corp.(b)	813,012

		8,907,625

	Paper & Forest Products - 21.9%
50,493	Boise Cascade Co.(b)	1,532,462
21,529	Clearwater Paper Corp.(b)	1,058,150
13,890	Deltic Timber Corp.	1,001,886
115,407	KapStone Paper and Packaging Corp.	2,638,204
21,997	Neenah Paper, Inc.	1,757,560
57,072	P.H. Glatfelter Co.	1,168,264
40,235	Schweitzer-Mauduit International, Inc.	1,545,829

		10,702,355

	Total Common Stocks (Cost $53,144,862)	48,783,282

	Money Market Fund - 0.0%
11,967	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $11,967)	11,967

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $53,156,829) - 100.0%	$48,795,249

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
1,082,685	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,082,685)	1,082,685

	Total Investments (Cost $54,239,514)(f) - 102.2%	49,877,934
	Other assets less liabilities - (2.2)%	(1,057,094)

	Net Assets - 100.0%	$48,820,840

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,557,402. The net unrealized depreciation was $4,679,468, which consisted of aggregate gross unrealized appreciation of $2,419,482 and aggregate gross unrealized depreciation of $7,098,950.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Diversified Telecommunication Services - 31.4%
28,800	ATN International, Inc.	$1,670,400
111,156	Cincinnati Bell, Inc.(b)	2,073,059
49,572	Cogent Communications Holdings, Inc.	2,069,631
118,896	Consolidated Communications Holdings, Inc.(c)	2,140,128
49,791	General Communication, Inc., Class A(b)	2,124,582
183,051	Iridium Communications, Inc.(b)(c)	1,821,357
111,405	Lumos Networks Corp.(b)	1,995,264

		13,894,421

	Electric Utilities - 19.5%
91,954	ALLETE, Inc.	6,737,470
36,610	El Paso Electric Co.	1,900,059

		8,637,529

	Gas Utilities - 29.9%
32,052	Northwest Natural Gas Co.	2,022,481
143,692	South Jersey Industries, Inc.	4,881,218
87,252	Spire, Inc.	6,334,495

		13,238,194

	Multi-Utilities - 5.4%
45,637	Avista Corp.	2,400,963

	Water Utilities - 9.2%
39,985	American States Water Co.	1,977,258
53,207	California Water Service Group	2,069,752

		4,047,010

	Wireless Telecommunication Services - 4.1%
111,156	Spok Holdings, Inc.	1,822,958

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $42,361,011) - 99.5%	44,041,075

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.9%
3,491,719	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $3,491,719)	3,491,719

	Total Investments (Cost $45,852,730)(f) - 107.4%	47,532,794
	Other assets less liabilities - (7.4)%	(3,258,548)

	Net Assets - 100.0%	$44,274,246

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $46,470,912. The net unrealized appreciation was $1,061,882, which consisted of aggregate gross unrealized appreciation of $3,462,867 and aggregate gross unrealized depreciation of $2,400,985.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Contrarian Opportunities Portfolio (CNTR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 27.9%
824	Aaron’s, Inc.	$38,135
447	AMC Networks, Inc., Class A(b)	28,586
1,165	American Axle & Manufacturing Holdings, Inc.(b)	17,172
1,595	American Eagle Outfitters, Inc.	18,885
377	Asbury Automotive Group, Inc.(b)	20,358
1,564	Ascent Capital Group, Inc., Class A(b)	26,432
521	AutoNation, Inc.(b)	22,080
612	Bed Bath & Beyond, Inc.	18,299
552	Best Buy Co., Inc.	32,204
607	BorgWarner, Inc.	28,371
545	Brinker International, Inc.	19,331
730	CalAtlantic Group, Inc.	25,623
794	Caleres, Inc.	21,660
241	Children’s Place, Inc. (The)	25,462
464	Dick’s Sporting Goods, Inc.	17,326
431	Dillard’s, Inc., Class A	31,816
1,357	Francesca’s Holdings Corp.(b)	13,204
704	General Motors Co.	25,330
719	Gentherm, Inc.(b)	24,050
2,915	GNC Holdings, Inc., Class A	27,722
317	Group 1 Automotive, Inc.	18,877
749	Hibbett Sports, Inc.(b)	11,684
587	Kohl’s Corp.	24,272
645	Michael Kors Holdings Ltd.(b)	23,504
935	Movado Group, Inc.	23,001
5,586	Office Depot, Inc.	32,790
1,734	Penn National Gaming, Inc.(b)	34,957
320	Scripps Networks Interactive, Inc., Class A	27,971
923	Shoe Carnival, Inc.	16,854
374	Tenneco, Inc.	20,682
914	Unifi, Inc.(b)	29,943
919	Urban Outfitters, Inc.(b)	18,003
1,146	Vitamin Shoppe, Inc.(b)	12,606
521	Williams-Sonoma, Inc.	24,190
302	Wyndham Worldwide Corp.	31,520
1,202	Zumiez, Inc.(b)	15,265

		848,165

	Consumer Staples - 5.9%
1,501	Chefs’ Warehouse, Inc. (The)(b)	21,764
319	CVS Health Corp.	25,498
1,193	Dean Foods Co.	17,895
281	PriceSmart, Inc.	23,674
268	Sanderson Farms, Inc.	35,041
543	United Natural Foods, Inc.(b)	20,922
813	Whole Foods Market, Inc.	33,951

		178,745

	Energy - 1.1%
2,329	Atwood Oceanics, Inc.(b)	18,306
1,396	Rowan Cos. PLC, Class A(b)	16,291

		34,597

	Financials - 11.9%
151	Affiliated Managers Group, Inc.	28,060
40	Alleghany Corp.(b)	24,534
124	Credit Acceptance Corp.(b)	30,888
674	Employers Holdings, Inc.	29,218
744	Encore Capital Group, Inc.(b)	29,834
313	Evercore Partners, Inc., Class A	24,618
939	Federated Investors, Inc., Class B	27,071
824	Greenhill & Co., Inc.	15,244

575	Lazard Ltd., Class A	$26,858
614	LPL Financial Holdings, Inc.	28,097
1,353	Maiden Holdings Ltd.	15,018
614	PRA Group, Inc.(b)	24,069
315	Primerica, Inc.	25,531
664	Walker & Dunlop, Inc.(b)	33,366

		362,406

	Health Care - 12.0%
1,193	Akorn, Inc.(b)	40,109
147	Amgen, Inc.	25,653
91	Biogen, Inc.(b)	26,353
319	Cardinal Health, Inc.	24,646
382	DaVita, Inc.(b)	24,746
366	Express Scripts Holding Co.(b)	22,926
376	Gilead Sciences, Inc.	28,610
612	HealthSouth Corp.	26,047
1,148	Lannett Co., Inc.(b)	23,362
403	LifePoint Health, Inc.(b)	23,938
324	Magellan Health, Inc.(b)	24,154
177	McKesson Corp.	28,651
688	Owens & Minor, Inc.	22,174
2,137	Sucampo Pharmaceuticals, Inc., Class A(b)	23,186

		364,555

	Industrials - 21.7%
652	Air Lease Corp.	25,806
542	American Railcar Industries, Inc.	19,929
786	ArcBest Corp.	21,851
660	Avis Budget Group, Inc.(b)	20,315
405	Barrett Business Services, Inc.	22,287
741	Chicago Bridge & Iron Co. NV	13,886
857	DigitalGlobe, Inc.(b)	29,909
337	Genesee & Wyoming, Inc., Class A(b)	21,959
968	GP Strategies Corp.(b)	27,733
561	Greenbrier Cos., Inc. (The)	25,245
498	ICF International, Inc.(b)	22,535
1,391	Interface, Inc.	26,359
1,012	Kforce, Inc.	18,924
570	Park-Ohio Holdings Corp.	22,658
329	Regal Beloit Corp.	27,422
3,594	Roadrunner Transportation Systems, Inc.(b)	25,086
523	Robert Half International, Inc.	23,666
2,179	RPX Corp.(b)	29,787
453	Southwest Airlines Co.	25,146
459	Spirit Airlines, Inc.(b)	17,832
1,524	Steelcase, Inc., Class A	20,803
1,088	Swift Transportation Co., Class A(b)	27,744
887	Trinity Industries, Inc.	24,313
1,010	TrueBlue, Inc.(b)	25,806
230	Union Pacific Corp.	23,681
338	United Continental Holdings, Inc.(b)	22,876
197	United Rentals, Inc.(b)	23,435
1,179	Wabash National Corp.	22,495

		659,488

	Information Technology - 15.1%
108	Alliance Data Systems Corp.	26,075
186	Apple, Inc.	27,664
443	Aspen Technology, Inc.(b)	25,193
328	Belden, Inc.	23,596
485	Cardtronics PLC, Class A(b)	15,181
446	Cirrus Logic, Inc.(b)	27,402
993	Convergys Corp.	23,802
8,148	Everi Holdings, Inc.(b)	60,784
624	II-VI, Inc.(b)	23,774
260	InterDigital, Inc.	18,941
213	IPG Photonics Corp.(b)	32,512
901	Juniper Networks, Inc.	25,183
443	MAXIMUS, Inc.	26,740
727	NeuStar, Inc., Class A(b)	24,282
934	Super Micro Computer, Inc.(b)	25,078
438	Synaptics, Inc.(b)	23,043
299	VeriSign, Inc.(b)	30,250

		459,500

Schedule of Investments(a)

	Materials - 2.4%
1,905	FutureFuel Corp.	$27,737
1,086	KapStone Paper and Packaging Corp.	24,826
558	Schweitzer-Mauduit International, Inc.	21,438

		74,001

	Real Estate - 2.0%
782	CBRE Group, Inc., Class A(b)	29,708
876	HFF, Inc., Class A	32,167

		61,875

	Total Common Stocks (Cost $2,949,518)	3,043,332

	Money Market Fund - 0.0%
1,223	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $1,223)	1,223

	Total Investments (Cost $2,950,741)(d) - 100.0%	3,044,555
	Other assets less liabilities - (0.0)%	(350)

	Net Assets - 100.0%	$3,044,205

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,951,092. The net unrealized appreciation was $93,463, which consisted of aggregate gross unrealized appreciation of $332,833 and aggregate gross unrealized depreciation of $239,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 12.1%
714,214	Bank of New York Mellon Corp. (The)	$37,874,768
384,883	Northern Trust Corp.	33,681,111
413,137	State Street Corp.	38,516,763

		110,072,642

	Consumer Finance - 4.2%
437,515	Capital One Financial Corp.	37,705,043

	Diversified Banks - 40.1%
3,003,467	Bank of America Corp.	72,443,624
1,111,783	Citigroup, Inc.	76,101,546
819,300	JPMorgan Chase & Co.	75,211,740
1,322,612	U.S. Bancorp	69,807,461
1,316,142	Wells Fargo & Co.	70,992,700

		364,557,071

	Regional Banks - 42.4%
808,019	BB&T Corp.	38,235,459
851,087	Citizens Financial Group, Inc.	29,856,132
297,284	Comerica, Inc.	21,496,606
1,260,588	Fifth Third Bancorp	33,657,700
264,194	First Republic Bank	26,506,584
1,826,554	Huntington Bancshares, Inc.	24,201,840
1,841,653	KeyCorp	33,223,420
215,081	M&T Bank Corp.	35,090,465
578,557	People’s United Financial, Inc.	10,090,034
283,526	PNC Financial Services Group, Inc. (The)	36,518,149
2,019,676	Regions Financial Corp.	29,487,270
630,573	SunTrust Banks, Inc.	36,125,527
88,197	SVB Financial Group(b)	15,737,873
340,457	Zions Bancorporation	15,429,511

		385,656,570

	Thrifts & Mortgage Finance - 1.2%
821,698	New York Community Bancorp, Inc.	10,788,895

	Total Common Stocks (Cost $911,289,120)	908,780,221

	Money Market Fund - 0.0%
21,864	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $21,864)	21,864

	Total Investments (Cost $911,310,984)(d) - 100.0%	908,802,085
	Other assets less liabilities - 0.0%	401,615

	Net Assets - 100.0%	$909,203,700

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $912,452,613. The net unrealized depreciation was $3,650,528, which consisted of aggregate gross unrealized appreciation of $17,293,171 and aggregate gross unrealized depreciation of $20,943,699.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 36.3%
1,520,082	Apollo Investment Corp.	$9,713,324
1,087,326	Arlington Asset Investment Corp., Class A(b)	14,026,506
299,417	Artisan Partners Asset Management, Inc., Class A	9,955,615
1,191,590	BlackRock Capital Investment Corp.	9,044,168
141,640	Federated Investors, Inc., Class B	4,083,481
760,443	Gladstone Capital Corp.(b)	7,551,199
115,339	Invesco Ltd.(c)	4,010,337
1,615,611	Medley Capital Corp.(b)	10,388,379
1,285,783	PennantPark Investment Corp.	9,591,941
1,568,964	Prospect Capital Corp.(b)	12,818,436
976,469	THL Credit, Inc.(b)	9,754,925
656,058	Waddell & Reed Financial, Inc., Class A(b)	13,560,719

		114,499,030

	Consumer Finance - 1.4%
307,103	Navient Corp.	4,529,769

	Investment Banking & Brokerage - 7.8%
517,540	BGC Partners, Inc., Class A	6,526,179
438,591	Greenhill & Co., Inc.	8,113,933
82,749	Lazard Ltd., Class A	3,865,206
361,023	Virtu Financial, Inc., Class A(b)	5,974,931

		24,480,249

	Mortgage REITs - 36.7%
546,971	AG Mortgage Investment Trust, Inc. REIT	10,069,736
499,323	Agnc Investment Corp. REIT	10,575,661
835,420	Annaly Capital Management, Inc. REIT	10,050,103
337,255	ARMOUR Residential REIT, Inc. REIT	8,519,061
577,619	Chimera Investment Corp. REIT	10,870,790
1,405,989	CYS Investments, Inc. REIT	11,964,966
741,015	New Residential Investment Corp. REIT	12,597,255
1,661,934	Orchid Island Capital, Inc. REIT(b)	15,838,231
611,965	PennyMac Mortgage Investment Trust REIT	10,770,584
215,038	Resource Capital Corp. REIT	2,204,140
1,190,857	Western Asset Mortgage Capital Corp. REIT	12,373,004

		115,833,531

	Property & Casualty Insurance - 4.8%
71,746	First American Financial Corp.	3,473,224
70,735	HCI Group, Inc.(b)	3,189,441
79,334	Mercury General Corp.	4,751,314
194,089	Old Republic International Corp.	3,808,026

		15,222,005

	Regional Banks - 5.4%
91,747	PacWest Bancorp	4,405,691
251,100	People’s United Financial, Inc.	4,379,184
222,705	Umpqua Holdings Corp.	4,128,951
345,518	Valley National Bancorp	4,104,754

		17,018,580

	Reinsurance - 1.9%
538,621	Maiden Holdings Ltd.	5,978,693

	Thrifts & Mortgage Finance - 3.1%
407,028	New York Community Bancorp, Inc.	5,344,278
255,351	Oritani Financial Corp.	4,238,826

		9,583,104

	Trading Companies & Distributors - 2.6%
229,073	Triton International Ltd. (Bermuda)	$8,260,372

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $294,074,529) - 100.0%	315,405,333

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.0%
50,533,673	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $50,533,673)	50,533,673

	Total Investments (Cost $344,608,202)(f) - 116.0%	365,939,006
	Other assets less liabilities - (16.0)%	(50,539,462)

	Net Assets - 100.0%	$315,399,544

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in and earnings from, its investment in Invesco Ltd. for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$—	$3,882,380	$(230,411)	$355,537	$2,831	$4,010,337	$54,027

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $350,159,942. The net unrealized appreciation was $15,779,064, which consisted of aggregate gross unrealized appreciation of $28,262,472 and aggregate gross unrealized depreciation of $12,483,408.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 14.9%
540,444	Gladstone Commercial Corp.	$11,500,648
626,159	Global NET Lease, Inc.	13,775,498
256,557	Gramercy Property Trust	7,753,153
1,221,961	Investors Real Estate Trust	7,600,597
1,132,048	Lexington Realty Trust	11,524,249

		52,154,145

	Health Care - 21.3%
492,683	Care Capital Properties, Inc.	11,932,782
1,384,429	Global Medical REIT, Inc.	12,875,190
854,956	Medical Properties Trust, Inc.	11,097,329
1,706,676	New Senior Investment Group, Inc.	17,732,364
467,947	Sabra Health Care REIT, Inc.	10,856,370
521,350	Senior Housing Properties Trust	10,140,257

		74,634,292

	Hotel & Resort - 26.6%
511,431	Apple Hospitality REIT, Inc.	9,441,016
1,889,261	Ashford Hospitality Trust, Inc.	11,883,452
500,343	Chatham Lodging Trust	10,347,093
449,768	Chesapeake Lodging Trust	11,347,647
371,435	Hospitality Properties Trust	10,793,901
332,142	LaSalle Hotel Properties	9,811,475
292,138	MGM Growth Properties LLC, Class A	8,743,690
476,055	RLJ Lodging Trust	10,073,324
512,748	Xenia Hotels & Resorts, Inc.	10,419,039

		92,860,637

	Industrial - 2.3%
289,299	STAG Industrial, Inc., Class A	7,894,970

	Office - 5.5%
896,860	Franklin Street Properties Corp.	9,479,810
550,599	Government Properties Income Trust	9,762,120

		19,241,930

	Residential - 6.3%
1,164,390	Independence Realty Trust, Inc.	11,783,627
597,392	Preferred Apartment Communities, Inc., Class A	10,316,960

		22,100,587

	Retail - 18.1%
2,677,102	CBL & Associates Properties, Inc.	23,531,727
2,565,460	Washington Prime Group, Inc.	23,140,449
1,280,742	Whitestone	16,713,683

		63,385,859

	Specialized - 5.0%
303,562	CoreCivic, Inc.	8,408,667
313,231	Geo Group, Inc. (The)	9,193,330

		17,601,997

	Total Investments (Cost $343,446,842)(b) - 100.0%	349,874,417
	Other assets less liabilities - 0.0%	116,052

	Net Assets - 100.0%	$349,990,469

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $346,326,907. The net unrealized appreciation was $3,547,510, which consisted of aggregate gross unrealized appreciation of $13,800,579 and aggregate gross unrealized depreciation of $10,253,069.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 9.9%
41,464	American Financial Group, Inc.	$4,204,449
42,255	Assurant, Inc.	4,448,184
52,367	Kemper Corp.	2,055,405

		10,708,038

	Property & Casualty Insurance - 75.9%
95,903	Allstate Corp. (The)	8,727,173
174,822	AmTrust Financial Services, Inc.	2,797,152
80,003	Arch Capital Group Ltd.(b)	7,781,092
61,244	Aspen Insurance Holdings Ltd. (Bermuda)	2,988,707
63,131	Axis Capital Holdings Ltd.	4,077,000
57,827	Chubb Ltd.	8,469,343
59,077	Cincinnati Financial Corp.	4,499,304
43,429	Hanover Insurance Group, Inc. (The)	4,119,675
56,469	Mercury General Corp.	3,381,928
54,514	ProAssurance Corp.	3,368,965
195,152	Progressive Corp. (The)	9,197,514
44,890	RLI Corp.	2,606,313
59,468	Selective Insurance Group, Inc.	3,012,054
66,322	Travelers Cos., Inc. (The)	8,495,185
60,011	W.R. Berkley Corp.	4,138,959
94,762	XL Group Ltd. (Bermuda)	4,207,433

		81,867,797

	Reinsurance - 14.2%
16,258	Everest Re Group Ltd.	4,265,937
88,365	Maiden Holdings Ltd.	980,852
28,980	RenaissanceRe Holdings Ltd. (Bermuda)	4,257,452
109,528	Third Point Reinsurance Ltd. (Bermuda)(b)	1,593,632
77,531	Validus Holdings Ltd.	4,170,392

		15,268,265

	Total Common Stocks (Cost $95,644,798)	107,844,100

	Money Market Fund - 0.0%
9,879	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $9,879)	9,879

	Total Investments (Cost $95,654,677)(d) - 100.0%	107,853,979
	Other assets less liabilities - (0.0)%	(31,437)

	Net Assets - 100.0%	$107,822,542

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $95,953,671. The net unrealized appreciation was $11,900,308, which consisted of aggregate gross unrealized appreciation of $14,795,254 and aggregate gross unrealized depreciation of $2,894,946.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	12.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 96.7%
132,274	Associated Banc-Corp.	$3,167,962
109,921	BancorpSouth, Inc.	3,303,126
40,585	Bank of Hawaii Corp.	3,395,747
119,293	Bank of The Ozarks	5,147,493
95,136	BankUnited, Inc.	3,274,581
39,175	BOK Financial Corp.	3,332,617
105,805	Boston Private Financial Holdings, Inc.	1,624,107
96,228	Brookline Bancorp, Inc.	1,428,986
88,866	Cathay General Bancorp	3,328,032
73,371	Columbia Banking System, Inc.	2,923,101
58,933	Commerce Bancshares, Inc.	3,420,471
57,827	Community Bank System, Inc.	3,174,702
59,511	Cullen/Frost Bankers, Inc.	5,402,409
138,507	CVB Financial Corp.	2,983,441
115,283	East West Bancorp, Inc.	6,568,825
238,994	F.N.B. Corp.	3,274,218
122,586	First Commonwealth Financial Corp.	1,597,296
78,133	First Financial Bancorp	2,000,205
82,476	First Financial Bankshares, Inc.	3,567,087
186,229	First Horizon National Corp.	3,245,971
141,282	First Midwest Bancorp, Inc.	3,137,873
180,269	Fulton Financial Corp.	3,289,909
96,354	Glacier Bancorp, Inc.	3,364,682
68,284	Hancock Holding Co.	3,141,064
170,087	Hope Bancorp, Inc.	2,998,634
40,865	IBERIABANK Corp.	3,303,935
238,452	Investors Bancorp, Inc.	3,166,643
76,608	MB Financial, Inc.	3,133,267
170,317	Old National Bancorp	2,776,167
111,548	PacWest Bancorp	5,356,535
81,731	Pinnacle Financial Partners, Inc.	5,222,611
84,804	Popular, Inc.	3,573,641
50,362	Prosperity Bancshares, Inc.	3,228,204
43,990	S&T Bancorp, Inc.	1,666,341
44,116	Signature Bank(b)	6,113,595
147,074	Sterling Bancorp	3,397,409
77,170	Synovus Financial Corp.	3,355,352
209,477	TCF Financial Corp.	3,301,357
42,980	Texas Capital Bancshares, Inc.(b)	3,367,483
85,174	Trustmark Corp.	2,722,161
45,048	UMB Financial Corp.	3,138,044
186,174	Umpqua Holdings Corp.	3,451,666
82,476	United Bankshares, Inc.	2,845,422
279,674	Valley National Bancorp	3,322,527
64,752	Webster Financial Corp.	3,362,571
33,072	Westamerica Bancorporation	1,809,700
69,001	Western Alliance Bancorp(b)	3,476,270
45,880	Wintrust Financial Corp.	3,455,223

		160,638,663

	Thrifts & Mortgage Finance - 3.3%
83,853	Provident Financial Services, Inc.	2,223,782
98,739	Washington Federal, Inc.	3,302,819

		5,526,601

	Total Investments (Cost $174,984,907)(c) - 100.0%	166,165,264
	Other assets less liabilities - (0.0)%	(4,799)

	Net Assets - 100.0%	$166,160,465

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $176,017,723. The net unrealized depreciation was $9,852,459, which consisted of aggregate gross unrealized appreciation of $1,274,407 and aggregate gross unrealized depreciation of $11,126,866.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 90.3%(a)(b)
	Advertising - 1.3%
$63,838,524	Acosta, Inc., Term Loan B-1	4.484%	09/26/2021	$58,624,832
60,230,257	Karman Buyer Corp., Term Loan	4.546	07/23/2021	59,055,767

				117,680,599

	Aerospace/Defense - 1.0%
86,273,585	TransDigm, Inc., Term Loan F	4.234	06/09/2023	86,821,854

	Airlines - 0.0%
91,139	American Airlines, Inc., Term Loan	3.233	06/27/2020	91,392

	Auto Parts & Equipment - 0.4%
34,754,644	Federal-Mogul Holdings Corp., Term Loan C	4.980	04/15/2021	35,123,912

	Beverages - 1.0%
86,461,981	Keurig Green Mountain, Inc., Term Loan A	2.750	03/03/2021	86,543,255

	Building Materials - 0.8%
75,972,576	Quikrete Holdings, Inc., First Lien Term Loan	3.984	11/15/2023	76,339,523

	Chemicals - 0.1%
7,000,000	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-2	3.296	06/01/2024	7,038,710

	Commercial Services - 4.8%
63,000,000	Allied Universal Holdco LLC, First Lien Term Loan	5.046	07/28/2022	63,216,720
76,000,000	Brand Energy & Infrastructure Services, Inc., Term Loan	5.496	06/21/2024	76,738,720
117,849,381	Prime Security Services Borrower LLC, First Lien Term Loan B-1	3.984	05/02/2022	118,659,596
47,880,000	Team Health Holdings, Inc., Term Loan	3.984	02/06/2024	47,790,225
63,932,869	Trans Union LLC, Term Loan B-2	3.734	04/09/2023	64,190,838
65,479,829	Weight Watchers International, Inc., Term Loan B-2	4.530	04/02/2020	64,415,781

				435,011,880

	Computers - 6.5%
	Dell International LLC
129,385,585	Term Loan A-2	3.490	09/07/2021	129,870,781
155,340,370	Term Loan B	3.740	09/07/2023	156,433,190
76,360,149	Tempo Acquisition LLC, Term Loan	4.227	05/01/2024	77,076,025
	Western Digital Corp.
105,391,905	Term Loan A	3.233	04/29/2021	106,028,999
122,747,141	Term Loan B-2	3.983	04/29/2023	123,834,067

				593,243,062

	Distribution/Wholesale - 1.2%
41,849,644	American Builders & Contractors Supply Co., Inc., Term Loan B-1	3.734	10/31/2023	42,137,360
64,122,804	Univar, Inc., Term Loan B-2	3.984	07/01/2022	64,563,649

				106,701,009

	Diversified Financial Services - 0.5%
41,452,002	Vantiv LLC, Term Loan A-3	2.975	10/14/2021	41,562,057

	Electric - 4.1%
66,583,125	Dynegy, Inc., Term Loan C-1	4.484	02/07/2024	66,990,614
168,581,436	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.256	06/28/2018	170,035,451
51,104,135	NRG Energy, Inc., Term Loan	3.546	06/30/2023	51,327,715
	Vistra Operations Co. LLC
71,019,034	Term Loan	3.984	08/04/2023	71,360,991
16,278,717	Term Loan C	3.977	08/04/2023	16,357,099

				376,071,870

	Entertainment - 3.8%
104,896,760	Alpha Topco Ltd., Term Loan B-3 (United Kingdom)	4.504	02/01/2024	105,580,687
60,033,857	Amaya (US) Co-Borrower LLC, Term Loan B-3 (Canada)	4.796	08/01/2021	60,405,466

Schedule of Investments

$104,438,693	Scientific Games International, Inc., Term Loan B-3	5.234%	10/01/2021	$104,871,069
75,974,709	William Morris Endeavor Entertainment LLC, First Lien Term Loan	4.490	05/06/2021	76,627,711

				347,484,933

	Food - 3.4%
	Albertson’s LLC
82,943,345	Term Loan B-4	3.984	08/25/2021	82,860,816
14,183,385	Term Loan B-6	4.251	06/22/2023	14,191,257
49,875,000	JBS USA Lux S.A., Term Loan (Brazil)	3.800	10/30/2022	49,555,551
53,546,037	Pinnacle Foods Finance LLC, Term Loan	3.227	02/02/2024	53,857,675
44,895,214	Post Holdings, Inc., Term Loan	3.490	05/24/2024	45,158,300
64,027,453	US Foods, Inc., Term Loan	3.990	06/27/2023	64,592,496

				310,216,095

	Healthcare-Products - 0.8%
72,643,340	Ortho-Clinical Diagnostics, Inc., Term Loan	5.046	06/30/2021	73,029,803

	Healthcare-Services - 5.6%
76,798,716	CHS/Community Health Systems, Inc., Term Loan H	4.211	01/27/2021	76,778,748
107,410,895	DaVita HealthCare Partners, Inc., Term Loan B	3.984	06/24/2021	108,635,916
121,040,548	Envision Healthcare Corp., Term Loan	4.300	12/01/2023	122,005,241
106,262,105	MPH Acquisition Holdings LLC, Term Loan	4.296	06/07/2023	107,165,333
97,758,240	Pharmaceutical Product Development, Inc., Term Loan	4.020	08/18/2022	98,534,440

				513,119,678

	Holding Companies-Diversified - 0.8%
72,636,638	Travelport LLC, Term Loan C (Luxembourg)	4.432	09/02/2021	72,795,712

	Insurance - 3.0%
	Asurion LLC
63,770,440	Second Lien Term Loan	8.734	03/03/2021	63,979,607
65,840,331	Term Loan B-4	4.484	08/04/2022	66,181,055
42,774,500	Term Loan B-5	4.234	11/03/2023	43,171,660
62,650,401	HUB International Ltd., Term Loan	4.422	10/02/2020	63,163,821
33,995,988	USI, Inc., Term Loan	4.180	05/16/2024	33,971,341

				270,467,484

	Internet - 0.8%
68,925,923	Go Daddy Operating Co. LLC, Term Loan	3.734	02/15/2024	69,337,756
4,987,468	TIBCO Software, Inc., Term Loan B	5.730	12/04/2020	5,026,196

				74,363,952

	Investment Companies - 1.5%
131,348,264	RPI Finance Trust, Term Loan B-6	3.296	03/27/2023	132,169,191

	Lodging - 3.9%
66,795,049	Caesars Entertainment Resort Properties LLC, Term Loan B	4.756	10/11/2020	67,463,000
78,938,085	Harrah’s Operating Co., Inc., Term Loan B-6(c)	1.500	03/01/2017	95,219,460
121,027,052	Hilton Worldwide Finance LLC, Series B-2 Term Loan	3.232	10/25/2023	121,736,876
70,239,431	Las Vegas Sands LLC, Term Loan B	3.230	03/29/2024	70,626,450

				355,045,786

	Machinery-Construction & Mining - 0.8%
71,442,409	Cortes NP Acquisition Corp., Term Loan B	5.234	11/30/2023	72,223,989

	Media - 8.3%
87,059,347	Charter Communications Operating LLC, Term Loan I-1	3.506	01/15/2024	87,748,857
92,058,957	CSC Holdings LLC, Term Loan	3.476	07/17/2025	92,070,464
132,674,940	iHeartCommunications, Inc., Term Loan D	7.984	01/30/2019	107,724,754
8,480,741	Mission Broadcasting, Inc., Term Loan B-2	3.738	01/17/2024	8,563,767
69,460,456	Nexstar Broadcasting, Inc., Term Loan B-2	3.738	01/17/2024	70,140,473
70,308,987	Nielsen Finance LLC, Term Loan B-4	3.224	10/04/2023	70,540,656
84,454,496	Univision Communications Inc., First Lien Term Loan	3.984	03/15/2024	84,255,183
114,428,193	Virgin Media Investment Holdings Ltd., Term Loan I	3.976	01/31/2025	115,158,245
43,705,762	WideOpenWest Finance LLC, Term Loan B	4.476	08/18/2023	43,797,982
79,050,818	Ziggo Secured Finance Partnership, Term Loan E (Netherlands)	3.726	04/15/2025	79,257,536

				759,257,917

	Oil & Gas - 1.2%
63,372,739	Drillships Financing Holding, Inc., Term Loan B-1 (Cyprus)(c)(d)	6.256	03/31/2021	44,360,917
95,239,057	Seadrill Operating LP, Term Loan (United Kingdom)	4.296	02/21/2021	65,536,376

				109,897,293

Schedule of Investments

	Packaging & Containers - 0.8%
$73,245,312	Reynolds Group Holdings, Inc., Term Loan	4.234%	02/05/2023	$73,653,288

	Pharmaceuticals - 5.3%
136,657,500	Change Healthcare Holdings, Inc., Term Loan	3.984	03/01/2024	137,614,103
111,539,322	Endo LLC, Term Loan	5.500	04/27/2024	113,449,433
93,899,624	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.444	01/31/2025	94,510,910
137,609,972	Valeant Pharmaceuticals International, Inc., Series F-1 Term Loan B	5.980	04/01/2022	140,353,915

				485,928,361

	Pipelines - 0.8%
70,798,617	Energy Transfer Equity, L.P., Term Loan	3.974	02/02/2024	71,196,859

	Real Estate - 0.7%
66,262,498	Cushman & Wakefield, First Lien Term Loan	4.490	11/04/2021	66,712,752

	REITs - 0.7%
60,559,999	Communications Sales & Leasing, Inc., Term Loan B	4.234	10/24/2022	60,761,966

	Retail - 9.2%
96,901,574	Bass Pro Group LLC, Term Loan	6.296	12/16/2023	94,650,550
61,845,000	BJ’s Wholesale Club, Inc., Term Loan B	4.968	02/03/2024	60,671,491
64,538,863	Harbor Freight Tools USA, Inc., Term Loan	4.484	08/19/2023	64,907,702
64,251,000	Michaels Stores, Inc., Term Loan B-1	3.980	01/28/2023	64,391,710
96,944,206	Neiman Marcus Group, Inc., Term Loan	4.474	10/25/2020	72,008,217
158,251,425	New Red Finance, Inc., Term Loan B-3 (Canada)	3.510	02/16/2024	158,378,027
81,283,919	Petco Animal Supplies, Inc., Term Loan	4.311	01/26/2023	73,852,130
144,519,729	PetSmart, Inc., Term Loan B-2	4.230	03/11/2022	136,944,005
48,812,816	Pizza Hut Holdings LLC, Term Loan B	3.226	06/16/2023	49,135,225
62,085,377	Serta Simmons Bedding LLC, First Lien Term Loan	4.770	11/08/2023	62,287,465

				837,226,522

	Software - 7.0%
91,915,357	Almonde, Inc., First Lien Term Loan	4.736	06/13/2024	92,766,953
70,643,032	BMC Software Finance, Inc., Term Loan B-1	5.234	09/10/2022	71,241,732
	First Data Corp.
70,251,952	Term Loan	3.477	07/08/2022	70,540,687
123,953,478	Term Loan	3.727	04/26/2024	124,783,966
68,357,972	Infor (US), Inc., Term Loan B-6	4.046	02/01/2022	68,498,448
68,822,731	Kronos, Inc., Term Loan B	4.680	11/01/2023	69,726,373
1,289,782	MA Finance Co. LLC, Term Loan B-3 (United Kingdom)	3.979	04/26/2024	1,292,807
63,336,250	Rackspace Hosting, Inc., First Lien Term Loan B	4.172	11/03/2023	63,827,106
8,710,218	Seattle Spinco, Inc., Term Loan	4.030	06/21/2024	8,730,643
64,123,262	Veritas US, Inc., Term Loan B	5.796	01/27/2023	64,988,926

				636,397,641

	Telecommunications - 8.8%
62,286,281	Avaya, Inc., Term Loan B-7(c)(d)	6.250	05/29/2020	51,128,628
137,058,873	CenturyLink, Inc., Term Loan B	2.750	01/31/2025	135,399,090
98,167,401	Intelsat Jackson Holdings SA, Term Loan B-2 (Luxembourg)	4.000	06/30/2019	98,044,200
142,604,855	Level 3 Financing, Inc., Term Loan B	3.479	02/22/2024	143,384,903
72,593,918	LTS Buyer LLC, First LienTerm Loan B	4.546	04/13/2020	73,038,556
123,765,000	Sprint Communications Inc., Term Loan	3.750	02/02/2024	124,352,884
65,000,000	Telenet Financing USD LLC, Term Loan	3.976	06/30/2025	65,424,450
44,498,146	Telesat LLC, Term Loan B-4 (Canada)	4.300	11/17/2023	45,054,373
65,750,000	UPC Financing Partnership, Term Loan	3.976	04/15/2025	66,174,745

				802,001,829

	Trucking & Leasing - 1.4%
129,505,071	Avolon TLB Borrower 1 LLC, Term Loan B-2 (Ireland)	3.978	03/21/2022	129,666,952

	Total Variable Rate Senior Loan Interests (Cost $8,223,091,826)			8,215,847,126

	Corporate Bonds - 2.3%
	Computers - 0.3%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	27,360,563

	Media - 1.0%
37,174,000	iHeartCommunications, Inc.	9.000	12/15/2019	30,157,407
5,802,000	Univision Communications, Inc.(e)	6.750	09/15/2022	6,041,333

Schedule of Investments

$57,098,000	Univision Communications, Inc.(e)	5.125%	05/15/2023	$58,382,705

				94,581,445

	Packaging & Containers - 0.4%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/2020	30,200,625
5,000,000	Reynolds Group Holdings, Inc. (New Zealand)(e)(f)	4.804	07/15/2021	5,118,750

				35,319,375

	Software - 0.6%
51,000,000	First Data Corp.(e)	5.000	01/15/2024	53,231,250

	Telecommunications - 0.0%
2,986,000	Avaya, Inc.(c)(d)(e)	7.000	04/01/2019	2,478,380

	Total Corporate Bonds (Cost $216,486,482)			212,971,013

Number of Shares
	Money Market Fund - 9.9%
901,018,877	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(g) (Cost $901,018,877)			901,018,877

	Total Investments (Cost $9,340,597,185)(h) - 102.5%			9,329,837,016
	Other assets less liabilities - (2.5)%			(225,543,672)

	Net Assets - 100.0%			$9,104,293,344

Investment Abbreviations:

DIP - Debtor-in-Possession

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2017 was $97,967,925, which represented 1.08% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $152,612,981, which represented 1.68% of the Fund’s Net Assets.
(f)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(h)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $10,760,169, which consisted of aggregate gross unrealized appreciation of $72,548,009 and aggregate gross unrealized depreciation of $83,308,178.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.9%
37,975	Adelaide Brighton Ltd.	$170,384
8,502	AGL Energy Ltd.	163,581
14,582	Amcor Ltd.	178,581
24,224	APA Group	166,704
12,344	Aristocrat Leisure Ltd.	199,560
3,971	ASX Ltd.	165,804
39,628	Aurizon Holdings Ltd.	158,818
125,886	AusNet Services	164,319
34,650	Boral Ltd.	191,427
21,913	Brambles Ltd.	161,647
7,341	Caltex Australia Ltd.	182,502
5,380	CIMIC Group Ltd.	177,904
19,792	Coca-Cola Amatil Ltd.	130,200
1,555	Cochlear Ltd.	177,339
15,100	Computershare Ltd.	169,615
1,728	CSL Ltd.	173,823
21,622	Dexus REIT	161,917
3,646	Domino’s Pizza Enterprises Ltd.	155,174
33,374	DuluxGroup Ltd.	175,585
7,059	Flight Centre Travel Group Ltd.	245,147
27,383	Goodman Group REIT	174,015
41,981	GPT Group (The) REIT	160,539
39,395	Harvey Norman Holdings Ltd.(a)	137,441
41,522	Macquarie Atlas Roads Group	184,309
71,945	Medibank Private Ltd.	156,229
94,432	Mirvac Group REIT	163,596
9,166	Newcrest Mining Ltd.	147,817
29,067	Oil Search Ltd.	154,086
68,308	Orora Ltd.	150,513
54,282	Qantas Airways Ltd.	230,548
2,912	Ramsay Health Care Ltd.	164,084
3,633	REA Group Ltd.	200,186
46,529	Scentre Group REIT	153,415
298,983	Seven West Media Ltd.	193,341
91,080	Shopping Centres Australasia Property Group REIT	157,789
9,445	Sonic Healthcare Ltd.	168,076
41,978	Star Entertainment Group Ltd. (The)	168,906
42,983	Stockland REIT	144,125
33,807	Sydney Airport	181,642
48,092	Tabcorp Holdings Ltd.	160,488
50,469	Tatts Group Ltd.	161,168
42,092	Telstra Corp. Ltd.	137,777
33,779	TPG Telecom Ltd.	151,288
18,579	Transurban Group	169,239
17,045	Treasury Wine Estates Ltd.	165,744
70,199	Vicinity Centres REIT	154,119
46,317	Vocus Group Ltd.	129,050
4,744	Wesfarmers Ltd.	154,260
23,054	Westfield Corp. REIT	141,352
6,607	Woodside Petroleum Ltd.	153,863

7,879	Woolworths Ltd.	$167,948

		8,506,984

	Austria - 0.5%
2,969	ANDRITZ AG	181,218
24,165	Telekom Austria AG, Class A	217,468
6,446	Vienna Insurance Group AG Wiener Versicherung Gruppe	193,644
3,710	voestalpine AG	187,474

		779,804

	Belgium - 1.5%
1,137	Ackermans & van Haaren NV	204,832
4,081	Ageas	183,150
6,258	bpost SA	170,768
3,309	Colruyt SA	184,844
2,573	KBC Group NV	212,350
5,284	Proximus SADP	184,995
1,157	Sofina SA	171,604
1,344	Solvay SA	192,209
2,742	Telenet Group Holding NV(b)	190,704
2,208	UCB SA	160,255
2,979	Umicore SA	238,411

		2,094,122

	Canada - 3.6%
3,686	Agnico Eagle Mines Ltd.	171,574
3,533	Alimentation Couche-Tard, Inc., Class B	167,023
2,039	Bank of Montreal	154,178
8,508	Barrick Gold Corp.	143,416
3,635	BCE, Inc.	170,101
4,301	Brookfield Asset Management, Inc., Class A	166,771
2,252	Canadian National Railway Co.	177,416
1,382	Canadian Tire Corp. Ltd., Class A	157,269
5,831	Canadian Utilities Ltd., Class A	184,505
7,601	CI Financial Corp.	165,082
333	Constellation Software, Inc.	178,849
4,890	Fortis, Inc.	177,761
2,405	Franco-Nevada Corp.	173,719
1,892	George Weston Ltd.	164,743
9,810	Goldcorp, Inc.	128,415
5,713	Great-West Lifeco, Inc.	162,543
4,980	Imperial Oil Ltd.	142,485
2,195	Intact Financial Corp.	169,994
3,039	Loblaw Cos. Ltd.	165,006
5,389	Metro, Inc.	181,982
4,796	Pembina Pipeline Corp.	162,954
6,694	Power Corp. of Canada	162,298
7,769	RioCan Real Estate Investment Trust REIT	149,658
3,736	Rogers Communications, Inc., Class B	193,679
4,631	Saputo, Inc.	156,496
4,381	Sun Life Financial, Inc.	167,386
3,750	Thomson Reuters Corp.	171,225
3,029	Toronto-Dominion Bank (The)	155,671
3,364	TransCanada Corp.	171,354
28	Trisura Group Ltd.(b)	575
2,689	Waste Connections, Inc.	174,235
8,063	Wheaton Precious Metals Corp.	162,994

		5,131,357

	China - 0.7%
14,495	AAC Technologies Holdings, Inc.	195,057
121,403	Semiconductor Manufacturing International Corp.(b)	133,680
287,457	Towngas China Co. Ltd.	202,799
232,183	Uni-President China Holdings Ltd.	180,451
245,237	Want Want China Holdings Ltd.	165,791
149,930	Yanlord Land Group Ltd.	199,951

		1,077,729

Schedule of Investments

	Denmark - 1.3%
1,786	Carlsberg A/S, Class B	$197,779
2,639	Chr. Hansen Holding A/S	211,701
4,677	Danske Bank A/S	188,707
3,156	DSV A/S	202,940
4,072	ISS A/S	166,362
3,027	Jyske Bank A/S	188,934
1,388	Pandora A/S	159,096
29,480	TDC A/S	181,106
8,587	Tryg A/S	192,905
2,138	Vestas Wind Systems A/S	208,117

		1,897,647

	Finland - 0.9%
4,717	Elisa Oyj	193,368
10,097	Fortum Oyj	164,518
3,380	Kesko Oyj, Class B	170,280
3,462	Kone Oyj, Class B	179,636
4,512	Neste Oyj	194,859
3,154	Orion Oyj, Class B	158,895
3,441	Sampo Oyj, Class A	187,552

		1,249,108

	France - 6.4%
3,998	Accor SA	185,058
1,390	Aeroports de Paris	234,432
1,010	BioMerieux	221,785
39,928	Bollore SA	184,535
4,016	Bouygues SA	171,615
8,244	Bureau Veritas SA	187,055
1,843	Capgemini SE	199,907
748	Christian Dior SE	212,271
3,231	Cie de Saint-Gobain	178,620
8,363	CNP Assurances	201,144
2,377	Danone SA	176,809
141	Dassault Aviation SA	210,517
1,933	Dassault Systemes SE	188,907
2,210	Eiffage SA	213,268
1,373	Essilor International SA	173,370
1,767	Euler Hermes Group	210,413
2,671	Eurazeo SA	217,131
8,006	Eutelsat Communications SA	216,060
1,880	Fonciere des Regions REIT	180,935
1,245	Gecina SA REIT	187,298
354	Hermes International	178,633
2,172	ICADE REIT	185,836
754	Iliad SA	186,372
1,742	Ingenico Group SA	182,009
1,745	Ipsen SA	222,709
4,872	JCDecaux SA	172,639
648	Kering	225,760
4,166	Klepierre REIT	168,840
2,793	Legrand SA	192,308
845	L’Oreal SA	174,444
778	LVMH Moet Hennessy Louis Vuitton SE	195,102
10,226	Orange SA	171,443
1,821	Orpea	208,040
1,359	Pernod Ricard SA	187,865
1,768	Remy Cointreau SA	202,757
2,221	Safran SA	209,301
1,817	Sanofi	172,922
2,445	Sartorius Stedim Biotech	173,594
1,274	Societe BIC SA	148,808
1,412	Sodexo SA	166,192
10,378	Suez	186,961
1,430	Teleperformance	198,354
1,568	Thales SA	173,017
3,128	Total SA	158,433

690	Unibail-Rodamco SE REIT	$171,935
9,611	Veolia Environnement SA	215,919
2,187	Vinci SA	195,294
8,936	Vivendi SA	206,181

		9,182,798

	Germany - 5.5%
942	adidas AG	214,349
904	Allianz SE	191,847
3,025	Axel Springer SE	191,663
1,410	Bayer AG	178,125
1,725	Beiersdorf AG	188,531
2,718	Brenntag AG	153,641
1,842	Deutsche Boerse AG	192,002
10,705	Deutsche Lufthansa AG	229,390
4,608	Deutsche Post AG	178,197
8,939	Deutsche Telekom AG	162,776
4,594	Deutsche Wohnen AG-BR	181,366
4,925	Evonik Industries AG	167,229
2,083	Fielmann AG	166,704
2,507	Fraport AG Frankfurt Airport Services Worldwide	250,116
1,897	Fresenius Medical Care AG & Co. KGaA	178,456
1,986	Fresenius SE & Co. KGaA	167,253
1,146	FUCHS PETROLUB SE	60,132
2,323	FUCHS PETROLUB SE (Preference Shares)	137,489
4,030	GEA Group AG	163,186
1,399	Hannover Rueck SE	175,993
537	Henkel AG & Co. KGaA	67,364
786	Henkel AG & Co. KGaA (Preference Shares)	110,972
1,028	HOCHTIEF AG	183,014
2,260	HUGO BOSS AG	169,811
6,621	K+S AG	171,697
2,689	KION Group AG	232,481
1,874	LEG Immobilien AG	179,606
959	Linde AG	182,941
1,520	MAN SE	167,775
1,430	Merck KGaA	156,542
1,243	MTU Aero Engines AG	181,648
829	Muenchener Rueckversicherungs-Gesellschaft AG	177,397
2,611	Osram Licht AG	217,056
3,918	ProSiebenSat.1 Media SE	156,364
342	Rational AG	214,129
2,089	Sartorius AG (Preference Shares)	196,911
6,096	Suedzucker AG	129,585
2,539	Symrise AG	177,304
4,325	Talanx AG	177,783
35,731	Telefonica Deutschland Holding AG	183,968
10,962	TUI AG	172,120
3,832	United Internet AG	232,628
4,529	Vonovia SE	182,911
3,398	Wirecard AG	259,164

		7,809,616

	Hong Kong - 4.6%
12,694	ASM Pacific Technology Ltd.	164,482
46,530	Cafe de Coral Holdings Ltd.	149,834
106,516	Cathay Pacific Airways Ltd.	166,931
275,001	Champion REIT	214,081
1,532,489	China Oceanwide Holdings Ltd.(b)	135,390
172,314	Chow Tai Fook Jewellery Group Ltd.	178,929
12,828	CK Hutchison Holdings Ltd.	169,011
18,489	CK Infrastructure Holdings Ltd.	172,458
15,371	CLP Holdings Ltd.	163,843
80,892	Dah Sing Banking Group Ltd.	173,381

Schedule of Investments

21,494	Dah Sing Financial Holdings Ltd.	$152,189
214,238	First Pacific Co. Ltd.	160,470
1,349,948	Global Brands Group Holding Ltd.(b)	127,906
7,654	Hang Seng Bank Ltd.	166,601
89,816	Hong Kong & China Gas Co. Ltd.	169,969
300,450	Hopewell Highway Infrastructure Ltd.	184,652
408,685	Hutchison Port Holdings Trust	194,125
498,370	Hutchison Telecommunications Hong Kong Holdings Ltd.	191,432
33,584	Hysan Development Co. Ltd.	162,542
2,518	Jardine Matheson Holdings Ltd.	160,674
4,229	Jardine Strategic Holdings Ltd.	172,543
118,434	Kerry Logistics Network Ltd.	170,445
354,870	Li & Fung Ltd.	129,950
121,245	Lifestyle International Holdings Ltd.	165,797
22,931	Link REIT	186,439
29,731	MTR Corp. Ltd.	171,873
86,369	NWS Holdings Ltd.	165,436
259,977	PCCW Ltd.	146,463
17,379	Power Assets Holdings Ltd.	172,229
387,785	Sa Sa International Holdings Ltd.	142,500
444,227	Shun Tak Holdings Ltd.(b)	191,679
14,982	Swire Pacific Ltd., Class A	149,433
52,301	Swire Properties Ltd.	180,807
43,803	Techtronic Industries Co. Ltd.	194,894
36,265	Television Broadcasts Ltd.	132,799
237,558	Texwinca Holdings Ltd.	144,175
13,955	VTech Holdings Ltd.	201,906
201,969	WH Group Ltd.(c)	189,552
42,117	Yue Yuen Industrial Holdings Ltd.	173,911

		6,541,731

	Indonesia - 0.1%
574,098	Golden Agri-Resources Ltd.	167,086

	Ireland - 0.5%
8,159	Glanbia PLC	168,341
2,032	Kerry Group PLC, Class A	182,914
1,426	Paddy Power Betfair PLC	142,313
5,926	Smurfit Kappa Group PLC	175,782

		669,350

	Israel - 2.7%
12,937	Airport City Ltd.(b)	170,548
17,444	Alony Hetz Properties & Investments Ltd.	173,857
34,311	Amot Investments Ltd.	182,065
3,163	Azrieli Group Ltd.	172,815
25,188	Bank Hapoalim BM	174,552
35,397	Bank Leumi Le-Israel BM(b)	170,129
87,339	Bezeq The Israeli Telecommunication Corp. Ltd.	129,663
16,053	Delek Automotive Systems Ltd.	132,892
652	Delek Group Ltd.	133,627
1,324	Elbit Systems Ltd.	167,439
9,913	First International Bank of Israel Ltd.	181,001
2,787	Frutarom Industries Ltd.	197,444
14,974	Gazit-Globe Ltd.	142,930
28,460	Harel Insurance Investments & Financial Services Ltd.	169,326
71,185	Israel Discount Bank Ltd., Class A(b)	183,647
3,157	Melisron Ltd.	160,958
9,291	Mizrahi Tefahot Bank Ltd.	167,947
2,274	Nice Ltd.	169,022
389,669	Oil Refineries Ltd.	181,267
970	Paz Oil Co. Ltd.	162,098
69,871	Shikun & Binui Ltd.	160,806
8,920	Strauss Group Ltd.	170,888

6,890	Tower Semiconductor Ltd.(b)	$183,480

		3,838,401

	Italy - 1.8%
6,716	Atlantia SpA	203,418
11,626	Buzzi Unicem SpA RSP	165,444
31,055	Davide Campari-Milano SpA	229,020
36,124	Enel SpA	205,455
27,445	Finecobank Banca Fineco SpA	239,932
2,992	Luxottica Group SpA	172,392
8,223	Moncler SpA	220,075
50,646	Parmalat SpA	182,837
6,082	Prysmian SpA	193,967
4,886	Recordati SpA	207,958
5,548	Salvatore Ferragamo SpA	160,322
38,827	Snam SpA	182,925
33,470	Terna Rete Elettrica Nazionale SpA	190,440

		2,554,185

	Japan - 32.0%
2,627	ABC-Mart, Inc.	149,544
38,080	ACOM Co. Ltd.(b)	161,977
6,070	Adastria Co. Ltd.	151,400
10,584	Aeon Co. Ltd.	159,246
2,123	Ain Holdings, Inc.	152,748
7,708	Ajinomoto Co., Inc.	154,795
8,696	Alfresa Holdings Corp.	159,919
52,723	ANA Holdings, Inc.	180,602
4,220	Aoyama Trading Co. Ltd.	146,847
42,290	Aozora Bank Ltd.	162,278
2,710	Ariake Japan Co. Ltd.	194,001
4,462	Asahi Group Holdings Ltd.	181,678
3,979	Asahi Intecc Co. Ltd.	178,613
15,860	Asahi Kasei Corp.	181,501
5,512	ASKUL Corp.	168,610
11,683	Astellas Pharma, Inc.	148,872
9,875	Autobacs Seven Co. Ltd.	164,263
4,843	Azbil Corp.	190,880
5,448	Bandai Namco Holdings, Inc.	189,086
16,286	Bic Camera, Inc.	188,808
3,895	Bridgestone Corp.	164,161
4,628	Calbee, Inc.	191,620
7,802	Canon Marketing Japan, Inc.	172,005
5,355	Canon, Inc.	185,955
7,720	Capcom Co. Ltd.	191,227
897	Central Japan Railway Co.	144,095
11,812	Chubu Electric Power Co., Inc.	154,899
4,671	Chugai Pharmaceutical Co. Ltd.	187,483
14,258	Chugoku Electric Power Co., Inc. (The)	156,006
10,595	Coca-Cola Bottlers Japan, Inc.	319,303
16,902	Colopl, Inc.	189,219
8,844	COMSYS Holdings Corp.	181,050
18,200	COOKPAD, Inc.	155,654
847	Cosmos Pharmaceutical Corp.	179,986
5,618	CyberAgent, Inc.	173,632
14,467	Dai Nippon Printing Co. Ltd.	159,341
6,820	Daiichi Sankyo Co. Ltd.	148,627
3,738	Daiichikosho Co. Ltd.	179,635
74,518	Daikyo, Inc.	155,787
1,046	Daito Trust Construction Co. Ltd.	176,455
5,755	Daiwa House Industry Co. Ltd.	200,471
6,941	DeNA Co. Ltd.	152,332
4,430	Don Quijote Holdings Co. Ltd.	160,971
1,711	East Japan Railway Co.	160,268
2,792	Eisai Co. Ltd.	149,562
6,694	Electric Power Development Co. Ltd.	169,205
3,255	Ezaki Glico Co. Ltd.	170,858
2,539	Familymart UNY Holdings Co. Ltd.	142,007

Schedule of Investments

816	FANUC Corp.	$166,641
3,480	FP Corp.	189,913
4,072	FUJIFILM Holdings Corp.	149,363
8,003	Fujitsu General Ltd.	168,469
25,811	Fukuyama Transporting Co. Ltd.	164,684
4,586	Glory Ltd.	152,528
2,719	GMO Payment Gateway, Inc.	160,195
25,062	Gree, Inc.(b)	192,113
33,957	GS Yuasa Corp.	160,112
68,371	GungHo Online Entertainment, Inc.	184,394
9,268	H2O Retailing Corp.	151,482
24,557	Hachijuni Bank Ltd. (The)	155,794
12,824	Hakuhodo DY Holdings, Inc.	179,776
5,317	Hamamatsu Photonics K.K.	168,901
4,697	Hankyu Hanshin Holdings, Inc.	167,272
5,768	Heiwa Corp.	126,797
1,589	Hikari Tsushin, Inc.	173,288
1,113	Hirose Electric Co. Ltd.	151,496
5,910	HIS Co. Ltd.	181,587
2,916	Hisamitsu Pharmaceutical Co., Inc.	136,702
21,467	Hokkaido Electric Power Co., Inc.	161,447
2,802	Horiba Ltd.	171,424
1,929	Hoshizaki Corp.	186,449
7,322	House Foods Group, Inc.	188,724
16,569	Hulic Co. Ltd.	174,695
49,186	Ichigo, Inc.	150,013
4,873	Idemitsu Kosan Co. Ltd.	118,060
4,579	Ito EN Ltd.	169,078
5,764	ITOCHU Techno-Solutions Corp.	200,315
15,847	Itoham Yonekyu Holdings, Inc.	147,004
3,534	Izumi Co. Ltd.	184,224
4,790	Japan Airlines Co. Ltd.	154,674
4,675	Japan Tobacco, Inc.	162,215
6,096	Kagome Co. Ltd.	184,819
23,389	Kajima Corp.	203,631
10,924	Kakaku.com, Inc.	153,932
2,937	Kaken Pharmaceutical Co. Ltd.	156,293
16,721	Kamigumi Co. Ltd.	178,870
18,834	Kandenko Co. Ltd.	201,132
14,133	Kansai Electric Power Co., Inc. (The)	189,429
3,036	Kao Corp.	184,476
5,967	KDDI Corp.	157,687
24,460	Keihan Holdings Co. Ltd.	158,056
13,487	Keikyu Corp.	156,359
19,973	Keio Corp.	167,022
6,577	Keisei Electric Railway Co. Ltd.	179,760
33,861	Keiyo Bank Ltd. (The)	143,111
5,922	Kewpie Corp.	148,673
349	Keyence Corp.	161,147
5,219	Kikkoman Corp.	159,647
11,686	Kinden Corp.	181,696
42,430	Kintetsu Group Holdings Co. Ltd.	162,432
9,172	Kirin Holdings Co. Ltd.	201,752
3,376	Kobayashi Pharmaceutical Co. Ltd.	209,596
7,841	Koei Tecmo Holdings Co. Ltd.	161,865
6,301	Komeri Co. Ltd.	184,191
3,740	Konami Holdings Corp.	194,624
1,822	Kose Corp.	202,490
8,888	K’s Holdings Corp.	178,251
10,263	Kuraray Co. Ltd.	199,696
6,478	Kurita Water Industries Ltd.	184,089
3,532	Kusuri NO Aoki Holdings Co. Ltd.	194,029
2,850	Kyocera Corp.	173,123
7,386	KYORIN Holdings, Inc.	157,687
10,411	Kyowa Hakko Kirin Co. Ltd.	188,631
6,210	Kyudenko Corp.	233,799

14,136	Kyushu Electric Power Co., Inc.	$167,081
22,713	Kyushu Financial Group, Inc.	142,451
2,232	Lawson, Inc.	151,702
30,126	Leopalace21 Corp.	214,572
9,079	Lion Corp.	193,913
6,201	M3, Inc.	166,958
8,148	Maeda Road Construction Co. Ltd.	167,761
4,565	Makita Corp.	178,270
4,952	Maruichi Steel Tube Ltd.	152,600
18,967	Matsui Securities Co. Ltd.	155,004
3,303	Matsumotokiyoshi Holdings Co. Ltd.	203,271
9,503	Medipal Holdings Corp.	173,814
5,733	Megmilk Snow Brand Co. Ltd.	158,248
1,963	MEIJI Holdings Co. Ltd.	156,159
3,309	Miraca Holdings, Inc.	150,933
8,940	MISUMI Group, Inc.	221,366
8,027	Mitsubishi Estate Co. Ltd.	145,728
5,026	Mitsubishi Shokuhin Co. Ltd.	145,101
7,598	Mitsubishi Tanabe Pharma Corp.	180,779
10,158	Mitsui & Co. Ltd.	147,551
6,987	Mitsui Fudosan Co. Ltd.	160,266
10,162	Miura Co. Ltd.	205,364
2,083	Mochida Pharmaceutical Co. Ltd.	144,968
3,465	Morinaga & Co. Ltd.	198,188
34,179	Nagoya Railroad Co. Ltd.	156,519
31,819	Nankai Electric Railway Co. Ltd.	156,367
9,418	Nexon Co. Ltd.(b)	195,613
6,079	NH Foods Ltd.	179,627
13,593	NHK Spring Co. Ltd.	146,762
6,768	Nichirei Corp.	189,880
7,127	Nihon Kohden Corp.	170,217
5,079	Nihon M&A Center, Inc.	203,399
7,598	Nippo Corp.	154,236
5,000	Nippon Electric Glass Co. Ltd.	176,931
30,322	Nippon Express Co. Ltd.	193,466
11,298	Nippon Kayaku Co. Ltd.	158,179
2,879	Nippon Shinyaku Co. Ltd.	181,607
3,676	Nippon Telegraph & Telephone Corp.	179,317
12,047	Nipro Corp.	163,323
35,423	Nishi-Nippon Railroad Co. Ltd.	155,804
10,510	Nisshin Seifun Group, Inc.	172,353
2,804	Nissin Foods Holdings Co. Ltd.	175,861
1,279	Nitori Holdings Co. Ltd.	180,110
9,302	Nomura Real Estate Holdings, Inc.	184,196
4,528	Nomura Research Institute Ltd.	169,244
16,552	NTT Data Corp.	180,208
6,558	NTT DoCoMo, Inc.	152,117
17,125	NTT Urban Development Corp.	174,977
16,651	Obayashi Corp.	200,122
3,318	OBIC Co. Ltd.	206,896
7,924	Odakyu Electric Railway Co. Ltd.	156,694
7,092	Ono Pharmaceutical Co. Ltd.	155,068
2,688	Oracle Corp. Japan	180,262
2,728	Oriental Land Co. Ltd.	197,363
40,556	Osaka Gas Co. Ltd.	162,048
7,458	OSG Corp.	157,199
3,038	Otsuka Corp.	198,785
3,460	Otsuka Holdings Co. Ltd.	152,184
16,360	PanaHome Corp.	177,377
5,614	Park24 Co. Ltd.	141,754
6,477	PeptiDream, Inc.(b)	203,405
9,093	Persol Holdings Co. Ltd.	171,993
5,301	Pigeon Corp.	196,218
3,966	Pilot Corp.	172,645
6,605	Pola Orbis Holdings, Inc.	183,215
15,960	Rakuten, Inc.	194,706

Schedule of Investments

9,559	Recruit Holdings Co. Ltd.	$165,149
10,726	Relo Group, Inc.	214,821
26,766	Rengo Co. Ltd.	151,641
8,491	Resorttrust, Inc.	156,303
17,861	Ricoh Co. Ltd.	167,626
1,939	Rinnai Corp.	180,748
8,183	Rohto Pharmaceutical Co. Ltd.	165,223
691	Ryohin Keikaku Co. Ltd.	176,354
4,407	Sankyo Co. Ltd.	144,381
7,981	Sanrio Co. Ltd.	159,988
10,865	Santen Pharmaceutical Co. Ltd.	153,100
6,214	Sapporo Holdings Ltd.	168,995
2,880	Sawai Pharmaceutical Co. Ltd.	162,121
4,213	SCSK Corp.	177,869
2,140	Secom Co. Ltd.	160,304
10,707	Sega Sammy Holdings, Inc.	144,091
9,214	Seibu Holdings, Inc.	160,606
9,800	Sekisui House Ltd.	169,534
4,030	Seven & i Holdings Co. Ltd.	162,119
50,886	Seven Bank Ltd.	201,251
15,637	Shikoku Electric Power Co., Inc.	187,511
6,250	Shimachu Co. Ltd.	156,285
9,709	Shimadzu Corp.	190,850
1,157	Shimamura Co. Ltd.	143,663
1,023	Shimano, Inc.	149,800
16,507	Shimizu Corp.	174,190
3,207	Shionogi & Co. Ltd.	171,125
5,950	Shiseido Co. Ltd.	210,010
13,712	Shochiku Co. Ltd.	187,633
15,443	Showa Shell Sekiyu K.K.	167,854
35,151	SKY Perfect JSAT Holdings, Inc.	157,471
10,551	Skylark Co. Ltd.	159,084
4,137	Sohgo Security Services Co. Ltd.	175,035
31,465	Sotetsu Holdings, Inc.	153,773
5,144	Square Enix Holdings Co. Ltd.	168,293
5,550	Stanley Electric Co. Ltd.	183,334
7,493	Start Today Co. Ltd.	211,238
3,338	Sugi Holdings Co. Ltd.	170,080
8,830	Sumitomo Dainippon Pharma Co. Ltd.	123,706
37,378	Sumitomo Osaka Cement Co. Ltd.	174,890
5,820	Sumitomo Realty & Development Co. Ltd.	176,083
9,422	Sumitomo Rubber Industries Ltd.	163,379
4,759	Sundrug Co. Ltd.	177,017
3,732	Suntory Beverage & Food Ltd.	182,724
2,733	Sysmex Corp.	156,320
22,433	Taisei Corp.	214,392
1,869	Taisho Pharmaceutical Holdings Co. Ltd.	139,885
3,317	Takeda Pharmaceutical Co. Ltd.	175,074
4,522	Terumo Corp.	170,862
6,489	TIS, Inc.	195,853
30,129	Tobu Railway Co., Ltd.	159,241
5,524	Toho Co. Ltd.	198,723
21,207	Toho Gas Co. Ltd.	143,370
12,137	Tohoku Electric Power Co., Inc.	164,983
8,613	Tokyo Broadcasting System Holdings, Inc.	162,524
41,098	Tokyo Electric Power Co. Holdings, Inc.(b)	174,070
34,540	Tokyo Gas Co. Ltd.	182,898
11,059	Tokyo Tatemono Co. Ltd.	150,329
10,293	Tokyu Corp.	151,188
27,464	Tokyu Fudosan Holdings Corp.	164,543
16,592	Toppan Forms Co. Ltd.	172,234
15,565	Toppan Printing Co. Ltd.	164,250
17,492	Toray Industries, Inc.	157,831
4,093	TOTO Ltd.	164,654
4,296	Toyo Suisan Kaisha Ltd.	155,907
89,529	Toyobo Co. Ltd.	170,153

3,556	Trend Micro, Inc.	$177,647
5,973	TS Tech Co. Ltd.	177,036
5,291	Tsumura & Co.	205,664
1,666	Tsuruha Holdings, Inc.	174,599
7,666	TV Asahi Holdings Corp.	139,174
6,966	Unicharm Corp.	178,382
12,322	Ushio, Inc.	172,962
9,197	USS Co. Ltd.	185,363
12,521	Wacoal Holdings Corp.	175,642
5,626	Welcia Holdings Co. Ltd.	213,594
2,368	West Japan Railway Co.	169,689
33,937	Yahoo! Japan Corp.	153,568
2,894	Yakult Honsha Co. Ltd.	196,958
30,984	Yamada Denki Co. Ltd.	165,162
13,124	Yamaguchi Financial Group, Inc.	154,288
6,024	Yamaha Corp.	212,621
7,138	Yamato Holdings Co. Ltd.	143,089
7,769	Yamazaki Baking Co. Ltd.	155,668
4,835	Zenkoku Hosho Co. Ltd.	207,411
9,204	Zensho Holdings Co. Ltd.	166,179

		45,690,833

	Luxembourg - 0.5%
79,175	L’Occitane International SA	183,488
2,028	RTL Group SA	157,329
7,710	SES SA FDR, Class A	180,665
9,453	Tenaris SA	149,233

		670,715

	Netherlands - 1.2%
1,287	ASML Holding NV	194,451
3,265	Exor NV	194,782
6,092	GrandVision NV(c)	171,517
2,071	Heineken Holding NV	202,686
7,264	Koninklijke Ahold Delhaize NV	148,119
55,636	Koninklijke KPN NV	200,983
3,655	Koninklijke Vopak NV	173,512
5,054	NN Group NV	204,323
3,787	Wolters Kluwer NV	167,946

		1,658,319

	New Zealand - 1.0%
91,121	Air New Zealand Ltd.	228,865
43,850	Contact Energy Ltd.	176,218
150,817	Kiwi Property Group Ltd.	154,913
68,683	Mercury NZ Ltd.	179,203
81,459	Meridian Energy Ltd.	175,893
24,313	Ryman Healthcare Ltd.	160,777
56,755	Sky Network Television Ltd.	140,847
65,956	Vector Ltd.	168,132

		1,384,848

	Norway - 0.7%
8,835	AKER BP ASA	165,934
9,882	Gjensidige Forsikring ASA	170,341
8,912	Marine Harvest ASA	165,238
17,992	Orkla ASA	184,442
3,202	Schibsted ASA, Class B	74,565
2,944	Schibsted ASA, Class A	74,779
9,563	Telenor ASA	190,379

		1,025,678

	Portugal - 0.2%
10,492	Galp Energia SGPS SA	167,491
9,645	Jeronimo Martins SGPS SA	189,050

		356,541

	Russia - 0.1%
13,037	Polymetal International PLC	158,639

Schedule of Investments

	Singapore - 1.8%
86,799	Ascendas Real Estate Investment Trust REIT	$172,677
138,939	CapitaLand Commercial Trust Ltd. REIT	176,079
110,310	CapitaLand Mall Trust REIT	163,368
88,043	ComfortDelGro Corp. Ltd.	149,852
5,153	Jardine Cycle & Carriage Ltd.	153,238
105,711	M1 Ltd.	140,590
22,986	Oversea-Chinese Banking Corp. Ltd.	192,397
43,598	SATS Ltd.	155,156
59,153	SIA Engineering Co. Ltd.	158,648
22,147	Singapore Airlines Ltd.	169,546
29,088	Singapore Exchange Ltd.	162,243
62,362	Singapore Press Holdings Ltd.	133,712
55,359	Singapore Telecommunications Ltd.	161,933
75,722	StarHub Ltd.	152,314
125,395	Suntec Real Estate Investment Trust REIT	175,546
20,593	Venture Corp. Ltd.	199,830

		2,617,129

	South Korea - 9.5%
587	Amorepacific Corp.	148,711
1,056	Amorepacific Corp. (Preference Shares)	167,499
1,373	AMOREPACIFIC Group	149,072
1,744	BGF Retail Co. Ltd.	144,002
1,744	Celltrion, Inc.(b)	169,093
9,442	Cheil Worldwide, Inc.	171,703
490	CJ CheilJedang Corp.	162,012
1,122	CJ CheilJedang Corp. (Preference Shares)	168,944
1,039	CJ Corp.	180,122
1,039	CJ Korea Express Corp.(b)	173,159
1,999	Coway Co. Ltd.	177,026
17,114	DGB Financial Group, Inc.	182,755
2,918	Dongbu Insurance Co. Ltd.	208,866
6,976	Dongsuh Cos., Inc.	184,211
852	E-MART, Inc.	193,386
3,165	GS Holdings Corp.	213,253
3,407	GS Retail Co. Ltd.	147,356
2,996	Hankook Tire Co. Ltd.	167,329
547	Hanmi Pharm Co. Ltd.(b)	179,881
2,718	Hanmi Science Co. Ltd.(b)	202,323
19,408	Hanon Systems	177,769
803	Hanssem Co. Ltd.	126,293
7,018	Hanwha Chemical Corp.	211,346
4,919	Hanwha Corp.	215,169
8,485	Hite Jinro Co. Ltd.	181,597
50	Hyundai Construction Equipment Co. Ltd.(b)	16,376
1,800	Hyundai Department Store Co. Ltd.	178,544
4,088	Hyundai Development Co.-Engineering & Construction	155,805
50	Hyundai Electric & Energy System Co. Ltd.(b)	14,477
3,739	Hyundai Engineering & Construction Co. Ltd.	151,358
1,160	Hyundai Glovis Co. Ltd.	162,745
808	Hyundai Heavy Industries Co. Ltd.(b)	125,996
2,440	Hyundai Mipo Dockyard Co. Ltd.(b)	234,395
697	Hyundai Mobis Co. Ltd.	153,221
932	Hyundai Motor Co.	120,763
150	Hyundai Motor Co. (Preference Shares)	13,538
237	Hyundai Motor Co. (2nd Preference Shares)	22,449
171	Hyundai Robotics Co. Ltd.(b)	67,312
2,830	Hyundai Steel Co.	158,564
14,494	Industrial Bank of Korea	200,109
2,083	Kakao Corp.	223,368
5,030	Kangwon Land, Inc.	166,311
517	KCC Corp.	201,663

2,899	KEPCO Plant Service & Engineering Co. Ltd.	$116,577
4,082	Korea Electric Power Corp.	162,507
3,629	Korea Gas Corp.(b)	162,795
429	Korea Zinc Co. Ltd.	189,189
1,848	KT Corp. ADR(a)	33,615
4,748	KT Corp.	147,652
1,744	KT&G Corp.	177,665
2,339	Kumho Petrochemical Co. Ltd.	158,017
2,837	LG Corp.	191,153
6,500	LG Display Co. Ltd.	183,839
2,776	LG Electronics, Inc.	166,453
447	LG Electronics, Inc. (Preference Shares)	13,681
172	LG Household & Health Care Ltd.	152,319
43	LG Household & Health Care Ltd. (Preference Shares)	24,515
13,896	LG Uplus Corp.	206,754
490	Lotte Chemical Corp.	161,575
119	Lotte Chilsung Beverage Co. Ltd.	171,739
918	Lotte Confectionery Co. Ltd.	166,939
2,617	LS Corp.	196,909
664	Mando Corp.	152,197
648	NCSOFT Corp.	209,042
3,039	NHN Entertainment Corp.(b)	208,294
562	Nongshim Co. Ltd.	160,457
1,829	Orion Corp./Republic of Korea(b)	134,186
950	Orion Holdings Corp.	23,431
239	Ottogi Corp.	167,228
11,413	Paradise Co. Ltd.	135,644
634	POSCO	188,095
7,295	POSCO Daewoo Corp.	153,195
1,959	S-1 Corp.	161,405
4,174	Samsung Card Co. Ltd.	148,079
14,433	Samsung Engineering Co. Ltd.(b)	131,555
703	Samsung Fire & Marine Insurance Co. Ltd.	183,438
1,657	Samsung Life Insurance Co. Ltd.	185,830
1,364	Samsung SDS Co. Ltd.	218,182
897	Shinsegae, Inc.	190,774
820	SK Holdings Co. Ltd.	198,946
3,816	SK Hynix, Inc.	225,062
24,136	SK Networks Co. Ltd.	136,527
768	SK Telecom Co. Ltd.	190,790
5,653	SKC Co. Ltd.	183,121
2,052	S-Oil Corp.	213,626
799	Yuhan Corp.	168,861

		13,621,729

	Spain - 2.5%
10,707	Abertis Infraestructuras SA	210,687
2,089	Acciona SA	177,947
1,093	Aena SA(c)	212,949
3,355	Amadeus IT Group SA	205,926
20,207	Bankinter SA	196,263
3,386	Corp. Financiera Alba SA	211,381
28,537	Distribuidora Internacional de Alimentacion SA(a)	191,878
23,533	EDP Renovaveis SA	187,393
6,352	Enagas SA	178,875
7,328	Endesa SA	172,881
8,370	Ferrovial SA	180,046
8,065	Gas Natural SDG SA	188,176
4,405	Grifols SA	123,371
3,413	Grifols SA (Preference Shares), Class B	72,008
24,010	Iberdrola SA	188,643
4,890	Industria de Diseno Textil SA	193,657
13,958	MERLIN Properties SOCIMI SA REIT	187,275
8,645	Red Electrica Corp. SA	184,687

Schedule of Investments

7,094	Siemens Gamesa Renewable Energy SA	$115,839
19,646	Zardoya Otis SA	205,453

		3,585,335

	Sweden - 2.1%
8,615	Alfa Laval AB	192,130
8,026	ASSA ABLOY AB, Class B	171,652
5,123	Essity AB, Class B(b)	148,261
6,411	Fastighets AB Balder, Class B(b)	162,870
418	Fastighets AB Balder (Preference Shares)	17,864
5,892	Hennes & Mauritz AB, Class B	153,326
18,185	Husqvarna AB, Class B	184,681
4,779	ICA Gruppen AB	191,182
7,430	Industrivarden AB, Class A	192,156
15,548	Investment AB Latour, Class B	197,785
2,441	L E Lundbergforetagen AB, Class B	191,772
6,492	Skanska AB, Class B	147,351
8,256	SKF AB, Class B	163,915
5,123	Svenska Cellulosa AB (SCA), Class B	42,338
10,885	Svenska Handelsbanken AB, Class A	161,747
253	Svenska Handelsbanken AB, Class B	3,766
6,308	Swedbank AB, Class A	164,386
5,041	Swedish Match AB	176,985
23,841	Telefonaktiebolaget LM Ericsson, Class B	154,587
39,442	Telia Co. AB	185,043

		3,003,797

	Switzerland - 3.6%
1,210	Baloise Holding AG	194,884
233	Banque Cantonale Vaudoise	168,921
123	Barry Callebaut AG	175,796
1	Chocoladefabriken Lindt & Spruengli AG	68,311
13	Chocoladefabriken Lindt & Spruengli AG-PC	74,172
2,126	Compagnie Financiere Richemont SA	181,014
1,941	DKSH Holding AG	153,192
274	EMS-CHEMIE HOLDING AG	191,120
2,589	Ferguson PLC	154,516
772	Flughafen Zurich AG	197,391
361	Geberit AG	174,055
85	Givaudan SA	169,586
278	Helvetia Holding AG	155,733
1,114	Kuehne + Nagel International AG	194,432
2,141	Nestle SA	181,292
298	Partners Group Holding AG	193,962
1,696	PSP Swiss Property AG	154,685
618	Roche Holding AG	156,862
29	Roche Holding AG-BR	7,499
284	Schindler Holding AG	59,870
548	Schindler Holding AG-PC	118,477
73	SGS SA	161,760
29	Sika AG-BR	200,326
1,200	Sonova Holding AG	195,139
369	Straumann Holding AG	209,005
1,527	Sulzer AG	171,715
569	Swatch Group AG (The)	43,935
354	Swatch Group AG (The)-BR	140,852
1,800	Swiss Prime Site AG	162,771
1,744	Swiss Re AG	168,553
359	Swisscom AG	175,882
2,044	Temenos Group AG	198,076
1,356	Vifor Pharma AG	145,178

		5,098,962

	United Kingdom - 8.3%
6,927	Admiral Group PLC	188,854
7,571	Ashtead Group PLC	162,594
4,851	Associated British Foods PLC	189,557
31,561	Auto Trader Group PLC(c)	159,236

25,052	Aviva PLC	$178,017
19,783	BAE Systems PLC	156,877
55,338	Barclays PLC	148,098
24,777	Barratt Developments PLC	201,052
4,862	Bellway PLC	204,473
4,308	Berkeley Group Holdings PLC (The)	198,554
62,507	Booker Group PLC	158,632
2,496	British American Tobacco PLC	155,102
20,593	British Land Co. PLC (The) REIT	165,743
38,324	BT Group PLC	158,394
22,191	Capita PLC	192,647
17,691	Daily Mail & General Trust PLC NV, Class A	148,450
1,842	DCC PLC	161,853
36,328	Direct Line Insurance Group PLC	179,407
41,945	Dixons Carphone PLC	148,752
28,169	DS Smith PLC	179,295
13,323	easyJet PLC	217,096
48,303	G4S PLC	209,381
12,850	Halma PLC	186,179
21,207	Hammerson PLC REIT	160,620
9,526	Hargreaves Lansdown PLC	173,309
29,714	Howden Joinery Group PLC	166,448
19,302	HSBC Holdings PLC	192,632
3,309	Imperial Brands PLC	136,107
18,675	Informa PLC	171,233
23,668	International Consolidated Airlines Group SA	180,352
43,769	Intu Properties PLC REIT	147,315
62,591	ITV PLC	142,754
46,499	J Sainsbury PLC	150,067
16,853	John Wood Group PLC	135,642
25,309	Just Eat PLC(b)	207,037
38,645	Kingfisher PLC	149,990
50,188	Legal & General Group PLC	177,588
181,558	Lloyds Banking Group PLC	156,970
4,056	London Stock Exchange Group PLC	200,414
37,970	Marks & Spencer Group PLC	161,286
26,535	Meggitt PLC	175,962
5,808	Micro Focus International PLC	170,980
11,928	National Grid PLC	147,314
3,315	Next PLC	172,628
14,405	Pennon Group PLC	152,876
6,165	Persimmon PLC	203,516
4,350	Provident Financial PLC	118,252
7,909	Prudential PLC	192,688
1,708	Reckitt Benckiser Group PLC	165,931
8,866	RELX NV	185,855
8,301	RELX PLC	180,789
3,235	Rightmove PLC	179,465
30,114	Royal Mail PLC	160,034
13,729	RPC Group PLC	162,173
4,136	Schroders PLC	187,845
26,432	Segro PLC REIT	183,642
5,438	Severn Trent PLC	160,590
10,500	Smith & Nephew PLC	182,723
8,479	Smiths Group PLC	171,587
8,073	SSE PLC	146,768
17,101	Tate & Lyle PLC	151,503
70,398	Taylor Wimpey PLC	176,709
66,084	Tesco PLC(b)	151,766
8,356	Travis Perkins PLC	167,225
3,335	Unilever NV CVA	193,846
13,003	United Utilities Group PLC	153,854
3,265	Whitbread PLC	165,634
48,011	William Hill PLC	158,555

Schedule of Investments

51,328	WM Morrison Supermarkets PLC	$162,674
6,615	WPP PLC	134,825

		11,876,216

	United States - 0.4%
2,861	Carnival PLC	193,116
5,431	Qiagen NV	180,089
51,807	Samsonite International SA	217,240

		590,445

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $127,372,610) - 99.9%	142,839,104

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
284,777	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $284,777)	284,777

	Total Investments (Cost $127,657,387)(f) - 100.1%	143,123,881
	Other assets less liabilities - (0.1)%	(152,198)

	Net Assets - 100.0%	$142,971,683

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2017.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $733,254, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $127,975,593. The net unrealized appreciation was $15,148,288, which consisted of aggregate gross unrealized appreciation of $19,795,349 and aggregate gross unrealized depreciation of $4,647,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Enhanced Equal Weight Portfolio (USEQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.1%
518	Advance Auto Parts, Inc.	$58,021
1,295	AMC Networks, Inc., Class A(b)	82,815
1,813	Aramark	72,266
1,725	AutoNation, Inc.(b)	73,105
113	AutoZone, Inc.(b)	61,000
1,961	Bed Bath & Beyond, Inc.	58,634
1,147	Best Buy Co., Inc.	66,916
1,591	BorgWarner, Inc.	74,363
888	Bright Horizons Family Solutions, Inc.(b)	70,161
1,233	Brunswick Corp.	69,800
703	Burlington Stores, Inc.(b)	61,182
1,295	Cabela’s, Inc.(b)	73,789
94	Cable One, Inc.	71,431
1,887	CalAtlantic Group, Inc.	66,234
1,085	CarMax, Inc.(b)	71,881
1,073	Carnival Corp.	71,655
1,110	CBS Corp., Class B	73,071
197	Charter Communications, Inc., Class A(b)	77,206
1,049	Choice Hotels International, Inc.	67,818
1,723	Cinemark Holdings, Inc.	67,025
1,480	Coach, Inc.	69,767
1,628	Comcast Corp., Class A	65,853
2,072	D.R. Horton, Inc.	73,950
764	Darden Restaurants, Inc.	64,084
777	Delphi Automotive PLC	70,256
1,655	Dick’s Sporting Goods, Inc.	61,798
1,073	Discovery Communications, Inc., Class A(b)	26,396
1,517	Discovery Communications, Inc., Class C(b)	35,088
1,073	DISH Network Corp., Class A(b)	68,704
925	Dollar General Corp.	69,523
888	Dollar Tree, Inc.(b)	64,007
1,162	Dunkin’ Brands Group, Inc.	61,621
473	Expedia, Inc.	74,010
3,737	Extended Stay America, Inc.	73,880
1,147	Foot Locker, Inc.	54,127
6,105	Ford Motor Co.	68,498
3,071	GameStop Corp., Class A	66,610
3,027	Gap, Inc. (The)	72,133
1,311	Garmin Ltd.	65,799
1,998	General Motors Co.	71,888
3,552	Gentex Corp.	60,455
740	Genuine Parts Co.	62,848
2,109	Goodyear Tire & Rubber Co. (The)	66,455
114	Graham Holdings Co., Class B	67,534
2,553	H&R Block, Inc.	77,866
1,295	Harley-Davidson, Inc.	63,028
642	Hasbro, Inc.	67,975
1,036	Hilton Worldwide Holdings, Inc.	64,781
444	Home Depot, Inc. (The)	66,422
1,184	Hyatt Hotels Corp., Class A(b)	65,795
3,811	International Game Technology PLC	72,561

2,732	Interpublic Group of Cos., Inc. (The)	$59,039
1,332	John Wiley & Sons, Inc., Class A	73,593
1,776	Kohl’s Corp.	73,438
1,147	Las Vegas Sands Corp.	70,667
454	Lear Corp.	67,278
1,310	Leggett & Platt, Inc.	63,116
1,273	Lennar Corp., Class A	66,756
74	Lennar Corp., Class B	3,291
2,886	Liberty Interactive Corp. QVC Group, Series A(b)	69,091
555	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	25,602
1,092	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	50,232
1,258	Liberty Ventures, Series A(b)	76,210
2,516	Lions Gate Entertainment Corp., Class A(b)	73,970
2,146	LKQ Corp.(b)	74,166
865	Lowe’s Cos., Inc.	66,951
450	McDonald’s Corp.	69,813
2,146	MGM Resorts International	70,668
284	Mohawk Industries, Inc.(b)	70,713
999	Murphy USA, Inc.(b)	75,654
1,295	Newell Brands, Inc.	68,272
1,295	NIKE, Inc., Class B	76,470
1,628	Nordstrom, Inc.	79,072
1,369	Norwegian Cruise Line Holdings Ltd.(b)	75,391
30	NVR, Inc.(b)	78,313
814	Omnicom Group, Inc.	64,094
279	O’Reilly Automotive, Inc.(b)	57,000
1,609	Penske Automotive Group, Inc.	70,056
814	Polaris Industries, Inc.	72,983
568	Pool Corp.	61,412
36	Priceline Group, Inc. (The)(b)	73,026
2,997	PulteGroup, Inc.	73,187
638	PVH Corp.	76,107
3,256	Regal Entertainment Group, Class A	61,929
1,073	Ross Stores, Inc.	59,358
618	Royal Caribbean Cruises Ltd.	69,877
1,036	Scripps Networks Interactive, Inc., Class A	90,557
2,132	Service Corp. International	74,044
1,801	Servicemaster Global Holdings, Inc.(b)	79,172
12,913	Sirius XM Holdings, Inc.	75,670
1,128	Six Flags Entertainment Corp.	64,149
1,073	Starbucks Corp.	57,921
1,236	Target Corp.	70,044
4,440	TEGNA, Inc.	65,845
750	Thor Industries, Inc.	79,012
777	Tiffany & Co.	74,211
681	Time Warner, Inc.	69,748
904	TJX Cos., Inc. (The)	63,560
1,850	Toll Brothers, Inc.	71,392
939	Tupperware Brands Corp.	57,007
1,776	Twenty-First Century Fox, Inc., Class A	51,682
740	Twenty-First Century Fox, Inc., Class B	21,231
222	Ulta Beauty, Inc.(b)	55,769
318	Vail Resorts, Inc.	67,022
1,258	VF Corp.	78,235
678	Visteon Corp.(b)	75,624
629	Walt Disney Co. (The)	69,146
4,181	Wendy’s Co. (The)	64,555
370	Whirlpool Corp.	65,816
1,406	Williams-Sonoma, Inc.	65,281
674	Wyndham Worldwide Corp.	70,345
528	Wynn Resorts Ltd.	68,292
936	Yum! Brands, Inc.	70,649

		7,534,859

Schedule of Investments(a)

	Consumer Staples - 7.0%
902	Altria Group, Inc.	$58,603
1,628	Archer-Daniels-Midland Co.	68,669
2,886	Blue Buffalo Pet Products, Inc.(b)	64,560
296	Brown-Forman Corp., Class A	15,256
999	Brown-Forman Corp., Class B	49,351
851	Bunge Ltd.	66,710
1,184	Campbell Soup Co.	62,551
592	Casey’s General Stores, Inc.	63,196
1,316	Church & Dwight Co., Inc.	70,209
502	Clorox Co. (The)	67,012
1,498	Coca-Cola Co. (The)	68,668
888	Colgate-Palmolive Co.	64,114
1,769	Conagra Brands, Inc.	60,571
370	Constellation Brands, Inc., Class A	71,539
377	Costco Wholesale Corp.	59,758
888	CVS Health Corp.	70,978
740	Dr Pepper Snapple Group, Inc.	67,458
925	Edgewell Personal Care Co.(b)	66,785
1,258	Energizer Holdings, Inc.	57,956
719	Estee Lauder Cos., Inc. (The), Class A	71,174
3,663	Flowers Foods, Inc.	64,432
1,202	General Mills, Inc.	66,903
949	Herbalife Ltd.(b)	63,118
592	Hershey Co. (The)	62,344
2,031	Hormel Foods Corp.	69,399
592	Ingredion, Inc.	73,005
531	JM Smucker Co. (The)	64,729
962	Kellogg Co.	65,416
526	Kimberly-Clark Corp.	64,782
740	Kraft Heinz Co. (The)	64,720
2,291	Kroger Co. (The)	56,175
653	McCormick & Co., Inc.	62,231
718	Molson Coors Brewing Co., Class B	63,888
1,461	Mondelez International, Inc., Class A	64,313
1,238	Nu Skin Enterprises, Inc., Class A	78,440
582	PepsiCo, Inc.	67,867
568	Philip Morris International, Inc.	66,291
2,923	Pilgrim’s Pride Corp.(b)	71,000
1,091	Pinnacle Foods, Inc.	64,784
851	Post Holdings, Inc.(b)	70,803
777	Procter & Gamble Co. (The)	70,567
17	Seaboard Corp.	72,675
502	Spectrum Brands Holdings, Inc.	57,951
2,845	Sprouts Farmers Market, Inc.(b)	68,479
1,258	Sysco Corp.	66,196
1,184	Tyson Foods, Inc., Class A	75,018
2,257	US Foods Holding Corp.(b)	63,535
851	Walgreens Boots Alliance, Inc.	68,650
865	Wal-Mart Stores, Inc.	69,191
1,960	Whole Foods Market, Inc.	81,850

		3,263,870

	Energy - 1.6%
814	Andeavor(b)	81,017
666	Chevron Corp.	72,721
851	Exxon Mobil Corp.	68,114
3,626	Kinder Morgan, Inc.	74,079
1,309	Marathon Petroleum Corp.	73,291
1,369	ONEOK, Inc.	77,444
3,515	PBF Energy, Inc., Class A	80,037
888	Phillips 66	74,370
1,110	Valero Energy Corp.	76,557
2,368	Williams Cos., Inc. (The)	75,255

		752,885

	Financials - 19.7%
444	Affiliated Managers Group, Inc.	82,509

902	Aflac, Inc.	$71,935
3,256	Agnc Investment Corp. REIT	68,962
116	Alleghany Corp.(b)	71,147
788	Allstate Corp. (The)	71,708
3,663	Ally Financial, Inc.	82,930
888	American Express Co.	75,684
681	American Financial Group, Inc.	69,053
1,073	American International Group, Inc.	70,228
575	American National Insurance Co.	68,425
563	Ameriprise Financial, Inc.	81,567
5,661	Annaly Capital Management, Inc. REIT	68,102
518	Aon PLC	71,572
703	Arch Capital Group Ltd.(b)	68,374
1,201	Arthur J. Gallagher & Co.	70,607
1,332	Aspen Insurance Holdings Ltd. (Bermuda)	65,002
2,849	Associated Banc-Corp.	68,234
693	Assurant, Inc.	72,952
1,739	Assured Guaranty Ltd.	78,272
1,036	Axis Capital Holdings Ltd.	66,905
3,034	Bank of America Corp.	73,180
875	Bank of Hawaii Corp.	73,211
1,443	Bank of New York Mellon Corp. (The)	76,522
1,538	Bank of The Ozarks	66,365
2,035	BankUnited, Inc.	70,045
1,628	BB&T Corp.	77,037
413	Berkshire Hathaway, Inc., Class B(b)	72,263
5,735	BGC Partners, Inc., Class A	72,318
165	BlackRock, Inc.	70,377
1,554	Brown & Brown, Inc.	69,308
888	Capital One Financial Corp.	76,528
1,758	Charles Schwab Corp. (The)	75,418
3,626	Chimera Investment Corp. REIT	68,241
481	Chubb Ltd.	70,447
973	Cincinnati Financial Corp.	74,104
1,125	Citigroup, Inc.	77,006
1,998	Citizens Financial Group, Inc.	70,090
575	CME Group, Inc.	70,507
1,480	CNA Financial Corp.	76,886
999	Comerica, Inc.	72,238
1,272	Commerce Bancshares, Inc.	73,827
316	Credit Acceptance Corp.(b)	78,716
740	Cullen/Frost Bankers, Inc.	67,177
1,160	Discover Financial Services	70,690
1,961	E*TRADE Financial Corp.(b)	80,401
1,244	East West Bancorp, Inc.	70,883
1,459	Eaton Vance Corp.	71,622
575	Erie Indemnity Co., Class A	73,290
267	Everest Re Group Ltd.	70,058
5,143	F.N.B. Corp.	70,459
407	FactSet Research Systems, Inc.	68,059
2,553	Federated Investors, Inc., Class B	73,603
2,849	Fifth Third Bancorp	76,068
1,554	First American Financial Corp.	75,229
3,996	First Horizon National Corp.	69,650
740	First Republic Bank	74,244
1,591	FNF Group	77,736
1,628	Franklin Resources, Inc.	72,902
322	Goldman Sachs Group, Inc. (The)	72,556
814	Hanover Insurance Group, Inc. (The)	77,216
1,369	Hartford Financial Services Group, Inc. (The)	75,295
5,402	Huntington Bancshares, Inc.	71,577
1,951	Interactive Brokers Group, Inc., Class A	78,138
1,130	Intercontinental Exchange, Inc.	75,382
2,146	Invesco Ltd.(c)	74,616
828	JPMorgan Chase & Co.	76,010

Schedule of Investments(a)

3,885	KeyCorp	$70,085
1,517	Lazard Ltd., Class A	70,859
1,850	Legg Mason, Inc.	74,019
2,775	Leucadia National Corp.	72,233
1,047	Lincoln National Corp.	76,494
1,443	Loews Corp.	70,245
1,739	LPL Financial Holdings, Inc.	79,577
432	M&T Bank Corp.	70,481
70	Markel Corp.(b)	75,006
888	Marsh & McLennan Cos., Inc.	69,237
1,221	Mercury General Corp.	73,126
8,140	MFA Financial, Inc. REIT	69,109
571	Moody’s Corp.	75,161
1,628	Morgan Stanley	76,353
925	Morningstar, Inc.	76,377
666	MSCI, Inc.	72,561
999	Nasdaq, Inc.	74,296
4,699	Navient Corp.	69,310
4,218	New Residential Investment Corp. REIT	71,706
5,254	New York Community Bancorp, Inc.	68,985
777	Northern Trust Corp.	67,995
3,441	Old Republic International Corp.	67,512
2,997	OneMain Holdings, Inc.(b)	80,140
1,459	PacWest Bancorp	70,061
4,110	People’s United Financial, Inc.	71,678
571	PNC Financial Services Group, Inc. (The)	73,545
1,832	Popular, Inc.	77,200
1,073	Principal Financial Group, Inc.	71,623
1,147	ProAssurance Corp.	70,885
1,591	Progressive Corp. (The)	74,984
1,085	Prosperity Bancshares, Inc.	69,549
647	Prudential Financial, Inc.	73,260
4,884	Regions Financial Corp.	71,306
546	Reinsurance Group of America, Inc.	76,549
481	RenaissanceRe Holdings Ltd. (Bermuda)	70,664
481	S&P Global, Inc.	73,877
6,068	Santander Consumer USA Holdings, Inc.(b)	77,731
1,369	SEI Investments Co.	77,362
481	Signature Bank(b)	66,657
3,071	Starwood Property Trust, Inc. REIT	67,685
830	State Street Corp.	77,381
1,276	SunTrust Banks, Inc.	73,102
396	SVB Financial Group(b)	70,662
2,516	Synchrony Financial	76,285
1,665	Synovus Financial Corp.	72,394
962	T. Rowe Price Group, Inc.	79,577
4,514	TCF Financial Corp.	71,141
1,813	TD Ameritrade Holding Corp.	82,908
901	Torchmark Corp.	71,152
545	Travelers Cos., Inc. (The)	69,809
6,771	Two Harbors Investment Corp. REIT	66,965
1,332	U.S. Bancorp	70,303
1,517	Unum Group	76,047
1,273	Validus Holdings Ltd.	68,475
999	W.R. Berkley Corp.	68,901
1,406	Webster Financial Corp.	73,014
1,332	Wells Fargo & Co.	71,848
1,480	Western Alliance Bancorp(b)	74,562
464	Willis Towers Watson PLC	69,080
1,554	XL Group Ltd. (Bermuda)	68,998
1,702	Zions Bancorporation	77,135

		9,246,885

	Health Care - 8.8%
1,480	Abbott Laboratories	72,786
1,036	AbbVie, Inc.	72,427
468	Aetna, Inc.	72,217

1,128	Agilent Technologies, Inc.	$67,443
2,035	Akorn, Inc.(b)	68,417
694	Alexion Pharmaceuticals, Inc.(b)	95,314
304	Allergan PLC	76,708
740	AmerisourceBergen Corp.	69,427
437	Amgen, Inc.	76,261
370	Anthem, Inc.	68,898
1,147	Baxter International, Inc.	69,371
359	Becton, Dickinson and Co.	72,303
273	Biogen, Inc.(b)	79,058
2,503	Bruker Corp.	71,786
925	Cardinal Health, Inc.	71,465
592	Celgene Corp.(b)	80,163
937	Centene Corp.(b)	74,416
1,036	Cerner Corp.(b)	66,687
740	Charles River Laboratories International, Inc.(b)	72,668
419	Cigna Corp.	72,722
310	Cooper Cos., Inc. (The)	75,600
800	Danaher Corp.	65,192
1,036	DaVita, Inc.(b)	67,112
1,073	DENTSPLY Sirona, Inc.	66,558
851	Eli Lilly & Co.	70,344
1,147	Express Scripts Holding Co.(b)	71,848
826	HCA Healthcare, Inc.(b)	66,361
370	Henry Schein, Inc.(b)	67,418
888	Hill-Rom Holdings, Inc.	66,174
1,572	Hologic, Inc.(b)	69,498
296	Humana, Inc.	68,435
533	Johnson & Johnson	70,740
489	Laboratory Corp. of America Holdings(b)	77,707
1,110	LifePoint Health, Inc.(b)	65,934
416	McKesson Corp.	67,338
814	Medtronic PLC	68,352
1,036	Merck & Co., Inc.	66,180
1,739	Mylan NV(b)	67,804
1,540	Patterson Cos., Inc.	64,249
1,073	PerkinElmer, Inc.	70,636
2,072	Pfizer, Inc.	68,707
1,961	Premier, Inc., Class A(b)	68,439
629	Quest Diagnostics, Inc.	68,127
788	Quintiles IMS Holdings, Inc.(b)	71,353
962	ResMed, Inc.	74,189
888	STERIS PLC	72,683
481	Stryker Corp.	70,755
338	Teleflex, Inc.	70,040
392	Thermo Fisher Scientific, Inc.	68,808
563	United Therapeutics Corp.(b)	72,289
389	UnitedHealth Group, Inc.	74,614
600	Universal Health Services, Inc., Class B	66,498
685	Varian Medical Systems, Inc.(b)	66,527
740	VCA, Inc.(b)	68,509
2,059	VWR Corp.(b)	67,947
378	Waters Corp.(b)	65,560
395	WellCare Health Plans, Inc.(b)	69,911
570	Zimmer Biomet Holdings, Inc.	69,152

		4,098,125

	Industrials - 16.3%
333	3M Co.	66,990
1,240	A.O. Smith Corp.	66,402
2,109	AECOM(b)	67,277
1,073	AGCO Corp.	77,406
1,850	Air Lease Corp.	73,223
777	Alaska Air Group, Inc.	66,224
865	Allegion PLC	70,273
1,761	Allison Transmission Holdings, Inc.	66,566

Schedule of Investments(a)

185	AMERCO	$71,884
1,406	American Airlines Group, Inc.	70,919
1,110	AMETEK, Inc.	68,354
1,628	Armstrong World Industries, Inc.(b)	79,039
360	Boeing Co. (The)	87,286
1,406	BWX Technologies, Inc.	74,068
666	Carlisle Cos., Inc.	64,995
539	Cintas Corp.	72,684
1,665	Colfax Corp.(b)	68,731
601	Copa Holdings SA, Class A (Panama)	75,401
2,183	Copart, Inc.(b)	68,743
875	Crane Co.	66,062
1,258	CSX Corp.	62,070
429	Cummins, Inc.	72,029
555	Deere & Co.	71,195
1,386	Delta Air Lines, Inc.	68,413
1,406	Donaldson Co., Inc.	66,771
824	Dover Corp.	69,216
647	Dun & Bradstreet Corp. (The)	71,662
888	Eaton Corp. PLC	69,486
1,147	Emerson Electric Co.	68,373
495	Equifax, Inc.	71,993
1,275	Expeditors International of Washington, Inc.	75,072
1,577	Fastenal Co.	67,748
349	FedEx Corp.	72,602
1,089	Fortive Corp.	70,502
1,073	Fortune Brands Home & Security, Inc.	70,464
333	General Dynamics Corp.	65,378
1,036	Genesee & Wyoming, Inc., Class A(b)	67,506
1,690	HD Supply Holdings, Inc.(b)	54,908
346	HEICO Corp.	27,808
678	HEICO Corp., Class A	48,172
1,332	Hexcel Corp.	68,158
518	Honeywell International, Inc.	70,510
592	Hubbell, Inc.	70,324
348	Huntington Ingalls Industries, Inc.	71,726
629	IDEX Corp.	73,304
481	Illinois Tool Works, Inc.	67,681
756	Ingersoll-Rand PLC	66,437
1,776	ITT, Inc.	72,816
793	J.B. Hunt Transport Services, Inc.	71,933
1,295	Jacobs Engineering Group, Inc.	68,272
3,034	JetBlue Airways Corp.(b)	66,536
714	Kansas City Southern	73,678
1,554	KAR Auction Services, Inc.	65,330
407	L3 Technologies, Inc.	71,213
814	Landstar System, Inc.	67,684
381	Lennox International, Inc.	65,151
756	Lincoln Electric Holdings, Inc.	65,969
242	Lockheed Martin Corp.	70,695
870	Macquarie Infrastructure Corp.	65,955
666	ManpowerGroup, Inc.	71,362
1,813	Masco Corp.	69,130
526	Middleby Corp. (The)(b)	68,738
814	MSC Industrial Direct Co., Inc., Class A	57,965
592	Nordson Corp.	75,184
555	Norfolk Southern Corp.	62,482
263	Northrop Grumman Corp.	69,203
760	Old Dominion Freight Line, Inc.	72,892
666	Orbital ATK, Inc.	68,052
1,073	Oshkosh Corp.	73,887
1,090	Owens Corning	73,084
1,073	PACCAR, Inc.	73,447
430	Parker-Hannifin Corp.	71,371
1,036	Pentair PLC (United Kingdom)	65,340

2,220	Quanta Services, Inc.(b)	$74,881
415	Raytheon Co.	71,285
860	Regal Beloit Corp.	71,681
1,073	Republic Services, Inc.	68,908
1,464	Robert Half International, Inc.	66,246
427	Rockwell Automation, Inc.	70,468
629	Rockwell Collins, Inc.	67,007
300	Roper Technologies, Inc.	69,738
1,036	Ryder System, Inc.	75,379
1,683	Sensata Technologies Holding NV(b)	75,937
420	Snap-on, Inc.	64,764
1,130	Southwest Airlines Co.	62,726
1,258	Spirit AeroSystems Holdings, Inc., Class A	76,021
1,279	Spirit Airlines, Inc.(b)	49,689
491	Stanley Black & Decker, Inc.	69,079
518	Teledyne Technologies, Inc.(b)	70,624
1,422	Textron, Inc.	69,863
1,480	Timken Co. (The)	67,340
999	Toro Co. (The)	71,019
252	TransDigm Group, Inc.	71,099
1,554	TransUnion(b)	71,220
2,664	Trinity Industries, Inc.	73,020
617	Union Pacific Corp.	63,526
851	United Continental Holdings, Inc.(b)	57,596
638	United Parcel Service, Inc., Class B	70,365
629	United Rentals, Inc.(b)	74,826
561	United Technologies Corp.	66,518
2,396	USG Corp.(b)	64,788
464	Valmont Industries, Inc.	70,853
851	Verisk Analytics, Inc.(b)	74,258
555	WABCO Holdings, Inc.(b)	76,351
831	Wabtec Corp.	62,624
925	Waste Management, Inc.	69,514
481	Watsco, Inc.	72,520
3,515	Welbilt, Inc.(b)	68,507
1,110	WESCO International, Inc.(b)	56,887
1,295	XPO Logistics, Inc.(b)	77,842
1,295	Xylem, Inc.	73,465

		7,647,838

	Information Technology - 11.6%
546	Accenture PLC, Class A	70,336
1,163	Activision Blizzard, Inc.	71,850
281	Alliance Data Systems Corp.	67,842
34	Alphabet, Inc., Class A(b)	32,147
35	Alphabet, Inc., Class C(b)	32,567
1,051	Amdocs Ltd.	70,596
910	Amphenol Corp., Class A	69,724
793	Analog Devices, Inc.	62,655
444	Apple, Inc.	66,036
1,480	Applied Materials, Inc.	65,579
2,405	ARRIS International PLC(b)	67,244
900	Arrow Electronics, Inc.(b)	73,161
666	Automatic Data Processing, Inc.	79,194
1,726	Booz Allen Hamilton Holding Corp.	59,202
899	Broadridge Financial Solutions, Inc.	68,198
5,365	Brocade Communications Systems, Inc.	67,760
1,924	Cadence Design Systems, Inc.(b)	70,996
1,110	CDK Global, Inc.	73,016
1,130	CDW Corp.	71,676
2,146	Cisco Systems, Inc.	67,492
824	Citrix Systems, Inc.(b)	65,080
1,015	Cognizant Technology Solutions Corp., Class A	70,360
1,841	CommScope Holding Co., Inc.(b)	67,712
1,572	CoreLogic, Inc.(b)	71,605
2,331	Corning, Inc.	67,925

Schedule of Investments(a)

2,257	CSRA, Inc.	$73,601
1,353	Dolby Laboratories, Inc., Class A	70,018
1,126	DST Systems, Inc.	61,817
1,969	eBay, Inc.(b)	70,352
1,147	EchoStar Corp., Class A(b)	69,657
601	Electronic Arts, Inc.(b)	70,161
777	Euronet Worldwide, Inc.(b)	75,066
530	F5 Networks, Inc.(b)	63,997
790	Fidelity National Information Services, Inc.	72,064
3,959	First Data Corp., Class A(b)	73,875
539	Fiserv, Inc.(b)	69,261
1,797	FLIR Systems, Inc.	67,064
740	Global Payments, Inc.	69,834
608	Harris Corp.	69,598
3,589	Hewlett Packard Enterprise Co.	62,843
3,626	HP, Inc.	69,257
1,887	Intel Corp.	66,932
444	International Business Machines Corp.	64,233
481	Intuit, Inc.	65,998
488	IPG Photonics Corp.(b)	74,488
2,257	Jabil, Inc.	68,838
639	Jack Henry & Associates, Inc.	68,577
2,321	Juniper Networks, Inc.	64,872
1,763	Keysight Technologies, Inc.(b)	73,323
654	KLA-Tencor Corp.	60,580
444	Lam Research Corp.	70,800
1,221	Leidos Holdings, Inc.	65,250
3,478	Match Group, Inc.(b)	63,473
1,424	Maxim Integrated Products, Inc.	64,707
814	Microchip Technology, Inc.	65,153
2,215	Micron Technology, Inc.(b)	62,286
976	Microsoft Corp.	70,955
814	Motorola Solutions, Inc.	73,814
1,776	National Instruments Corp.	73,065
1,765	NCR Corp.(b)	66,805
1,683	NetApp, Inc.	73,076
618	NXP Semiconductors NV (Netherlands)(b)	68,184
4,366	ON Semiconductor Corp.(b)	65,272
1,500	Oracle Corp.	74,895
1,147	Paychex, Inc.	66,354
1,295	PayPal Holdings, Inc.(b)	75,822
1,184	QUALCOMM, Inc.	62,977
755	Red Hat, Inc.(b)	74,647
3,034	Sabre Corp.	67,142
639	Skyworks Solutions, Inc.	67,012
1,813	SS&C Technologies Holdings, Inc.	70,272
908	Synopsys, Inc.(b)	69,526
826	Texas Instruments, Inc.	67,220
1,147	Total System Services, Inc.	72,789
1,887	Trimble, Inc.(b)	70,630
1,085	Vantiv, Inc., Class A(b)	68,952
755	VeriSign, Inc.(b)	76,383
703	VMware, Inc., Class A(b)	65,175
3,552	Western Union Co. (The)	70,152
1,020	Xilinx, Inc.	64,525

		5,433,572

	Materials - 6.8%
473	Air Products & Chemicals, Inc.	67,237
600	Albemarle Corp.	69,480
801	AptarGroup, Inc.	64,825
814	Avery Dennison Corp.	75,645
2,176	Axalta Coating Systems Ltd.(b)	68,544
1,665	Ball Corp.	69,764
1,184	Berry Global Group, Inc.(b)	66,399
1,295	Cabot Corp.	70,357
787	Celanese Corp., Series A	75,686

1,702	Chemours Co. (The)	$81,032
1,184	Crown Holdings, Inc.(b)	70,413
1,871	Domtar Corp.	73,081
1,110	Dow Chemical Co. (The)	71,306
863	E.I. du Pont de Nemours & Co.	70,947
719	Eagle Materials, Inc.	67,658
851	Eastman Chemical Co.	70,769
518	Ecolab, Inc.	68,205
902	FMC Corp.	68,895
5,883	Freeport-McMoRan, Inc.(b)	86,010
4,995	Graphic Packaging Holding Co.	65,884
2,849	Huntsman Corp.	75,840
494	International Flavors & Fragrances, Inc.	65,791
1,295	International Paper Co.	71,199
851	LyondellBasell Industries NV, Class A	76,667
303	Martin Marietta Materials, Inc.	68,608
575	Monsanto Co.	67,172
148	NewMarket Corp.	68,096
1,164	Nucor Corp.	67,128
2,320	Olin Corp.	68,394
2,997	Owens-Illinois, Inc.(b)	71,628
666	Packaging Corp. of America	72,914
5,439	Platform Specialty Products Corp.(b)	76,200
639	PPG Industries, Inc.	67,255
518	Praxair, Inc.	67,423
1,258	RPM International, Inc.	65,252
788	Scotts Miracle-Gro Co. (The)	75,640
204	Sherwin-Williams Co. (The)	68,803
2,146	Silgan Holdings, Inc.	65,024
1,332	Sonoco Products Co.	64,575
1,956	Southern Copper Corp. (Peru)	76,949
1,998	Steel Dynamics, Inc.	70,749
545	Vulcan Materials Co.	67,100
947	W.R. Grace & Co.	65,305
1,110	Westlake Chemical Corp.	78,100
1,258	WestRock Co.	72,234

		3,176,183

	Real Estate - 6.2%
3,626	Apple Hospitality REIT, Inc. REIT	66,936
354	AvalonBay Communities, Inc. REIT	68,092
562	Boston Properties, Inc. REIT	67,951
3,885	Brandywine Realty Trust REIT	65,307
814	Camden Property Trust REIT	73,016
1,950	CBRE Group, Inc., Class A(b)	74,080
3,145	Columbia Property Trust, Inc. REIT	68,404
2,368	CoreCivic, Inc. REIT	65,594
2,021	Corporate Office Properties Trust REIT	67,279
573	Digital Realty Trust, Inc. REIT	66,090
1,795	Douglas Emmett, Inc. REIT	68,677
2,368	Duke Realty Corp. REIT	67,701
1,238	DuPont Fabros Technology, Inc. REIT	77,164
3,256	Empire State Realty Trust, Inc., Class A REIT	68,018
962	EPR Properties REIT	69,630
2,183	Equity Commonwealth REIT(b)	68,939
814	Equity LifeStyle Properties, Inc. REIT	71,062
1,045	Equity Residential REIT	71,123
263	Essex Property Trust, Inc. REIT	68,827
1,850	Gaming and Leisure Properties, Inc. REIT	70,189
2,171	HCP, Inc. REIT	68,712
1,352	Highwoods Properties, Inc. REIT	69,655
2,352	Hospitality Properties Trust REIT	68,349
3,774	Host Hotels & Resorts, Inc. REIT	70,423
1,946	Iron Mountain, Inc. REIT	70,893
370	Jbg Smith Properties REIT(b)	13,128
592	Jones Lang LaSalle, Inc.	75,314

Schedule of Investments(a)

925	Kilroy Realty Corp. REIT	$64,204
973	Lamar Advertising Co., Class A REIT	68,665
1,665	Liberty Property Trust REIT	69,963
5,217	Medical Properties Trust, Inc. REIT	67,717
2,170	OMEGA Healthcare Investors, Inc. REIT	68,550
2,960	Outfront Media, Inc. REIT	67,695
3,182	Piedmont Office Realty Trust, Inc., Class A REIT	66,854
1,221	Prologis, Inc. REIT	74,249
2,405	Rayonier, Inc. REIT	69,913
2,220	Realogy Holdings Corp.	73,704
3,219	Senior Housing Properties Trust REIT	62,609
674	SL Green Realty Corp. REIT	69,604
1,036	Ventas, Inc. REIT	69,775
740	Vornado Realty Trust REIT	58,719
938	Welltower, Inc. REIT	68,840
1,036	WP Carey, Inc. REIT	70,976

		2,912,590

	Telecommunication Services - 1.1%
1,767	AT&T, Inc.	68,913
2,701	CenturyLink, Inc.	62,852
1,147	Level 3 Communications, Inc.(b)	67,306
2,368	Telephone & Data Systems, Inc.	67,322
1,012	T-Mobile US, Inc.(b)	62,400
1,702	United States Cellular Corp.(b)	64,472
1,461	Verizon Communications, Inc.	70,713
2,109	Zayo Group Holdings, Inc.(b)	69,154

		533,132

	Utilities - 4.8%
1,628	Alliant Energy Corp.	65,983
1,191	Ameren Corp.	66,815
947	American Electric Power Co., Inc.	66,801
870	American Water Works Co., Inc.	70,557
814	Atmos Energy Corp.	70,623
1,502	Avangrid, Inc.	68,221
5,254	Calpine Corp.(b)	75,553
2,368	CenterPoint Energy, Inc.	66,754
1,443	CMS Energy Corp.	66,724
824	Consolidated Edison, Inc.	68,277
851	Dominion Energy, Inc.	65,680
629	DTE Energy Co.	67,341
789	Duke Energy Corp.	67,160
833	Edison International	65,540
1,097	Eversource Energy	66,687
1,877	Exelon Corp.	71,964
2,368	Great Plains Energy, Inc.	73,076
2,035	Hawaiian Electric Industries, Inc.	67,135
2,479	MDU Resources Group, Inc.	65,322
1,198	National Fuel Gas Co.	70,934
481	NextEra Energy, Inc.	70,269
2,590	NiSource, Inc.	67,495
1,915	OGE Energy Corp.	68,672
999	PG&E Corp.	67,622
777	Pinnacle West Capital Corp.	67,389
1,702	PPL Corp.	65,238
1,517	Public Service Enterprise Group, Inc.	68,219
592	Sempra Energy	66,902
1,332	Southern Co. (The)	63,843
1,332	UGI Corp.	67,226
1,110	Vectren Corp.	66,722
1,086	WEC Energy Group, Inc.	68,385
1,423	Xcel Energy, Inc.	67,322

		2,242,451

	Total Investments (Cost $46,735,210)(d) - 100.0%	46,842,390

Other assets less liabilities - 0.0%	$8,613

Net Assets - 100.0%	$46,851,003

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the period July 11, 2017 (commencement of investment operations) through July 31, 2017.

	Value July 11, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$—	$77,447	$—	$(2,831)	$—	$74,616	$—

(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $107,180, which consisted of aggregate gross unrealized appreciation of $828,780 and aggregate gross unrealized depreciation of $721,600.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.1%
3,150	Adient PLC	$206,230
1,488	Advance Auto Parts, Inc.	166,671
197	Amazon.com, Inc.(b)	194,593
3,484	AMC Networks, Inc., Class A(b)	222,802
4,777	Aramark	190,411
4,824	AutoNation, Inc.(b)	204,441
352	AutoZone, Inc.(b)	190,017
5,516	Bed Bath & Beyond, Inc.	164,928
3,497	Best Buy Co., Inc.	204,015
4,758	BorgWarner, Inc.	222,389
2,527	Bright Horizons Family Solutions, Inc.(b)	199,658
3,251	Brunswick Corp.	184,039
2,031	Burlington Stores, Inc.(b)	176,758
3,419	Cabela’s, Inc.(b)	194,815
278	Cable One, Inc.	211,252
5,610	CalAtlantic Group, Inc.	196,911
3,218	CarMax, Inc.(b)	213,192
2,971	Carnival Corp.	198,403
2,214	Carter’s, Inc.	192,020
3,129	CBS Corp., Class B	205,982
571	Charter Communications, Inc., Class A(b)	223,781
436	Chipotle Mexican Grill, Inc.(b)	149,884
2,928	Choice Hotels International, Inc.	189,295
4,700	Cinemark Holdings, Inc.	182,830
4,225	Coach, Inc.	199,166
4,720	Comcast Corp., Class A	190,924
5,801	D.R. Horton, Inc.	207,038
2,184	Darden Restaurants, Inc.	183,194
2,284	Delphi Automotive PLC	206,519
4,867	Dick’s Sporting Goods, Inc.	181,734
7,356	Discovery Communications, Inc., Class A(b)	180,958
3,029	DISH Network Corp., Class A(b)	193,947
2,782	Dollar General Corp.	209,095
2,784	Dollar Tree, Inc.(b)	200,671
917	Domino’s Pizza, Inc.	171,020
3,425	Dunkin’ Brands Group, Inc.	181,628
1,328	Expedia, Inc.	207,792
10,289	Extended Stay America, Inc.	203,414
4,833	Floor & Decor Holdings, Inc., Class A(b)	167,318
3,745	Foot Locker, Inc.	176,727
17,374	Ford Motor Co.	194,936
9,466	GameStop Corp., Class A	205,318
8,519	Gap, Inc. (The)	203,008
3,802	Garmin Ltd.	190,822
5,680	General Motors Co.	204,366
10,733	Gentex Corp.	182,676
2,046	Genuine Parts Co.	173,767
5,805	Goodyear Tire & Rubber Co. (The)	182,916
344	Graham Holdings Co., Class B	203,786
6,515	H&R Block, Inc.	198,707
8,614	Hanesbrands, Inc.	197,433
3,508	Harley-Davidson, Inc.	170,734
1,778	Hasbro, Inc.	188,255

5,325	Hilton Grand Vacations, Inc.(b)	$195,747
2,932	Hilton Worldwide Holdings, Inc.	183,338
1,251	Home Depot, Inc. (The)	187,150
3,370	Hyatt Hotels Corp., Class A(b)	187,271
10,723	International Game Technology PLC	204,166
7,973	Interpublic Group of Cos., Inc. (The)	172,297
3,654	John Wiley & Sons, Inc., Class A	201,883
5,224	Kohl’s Corp.	216,012
3,784	L Brands, Inc.	175,540
3,004	Las Vegas Sands Corp.	185,076
1,411	Lear Corp.	209,096
3,690	Leggett & Platt, Inc.	177,784
3,675	Lennar Corp., Class A	192,717
2,220	Liberty Broadband Corp., Class C(b)	220,180
3,769	Liberty Expedia Holdings, Inc., Class A(b)	215,021
7,934	Liberty Interactive Corp. QVC Group, Series A(b)	189,940
5,623	Liberty Media Corp.-Liberty Formula One, Class C(b)	197,761
4,891	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	224,986
3,691	Liberty Ventures, Series A(b)	223,601
7,264	Lions Gate Entertainment Corp., Class A(b)	213,562
5,355	Live Nation Entertainment, Inc.(b)	199,581
5,998	LKQ Corp.(b)	207,291
2,451	Lowe’s Cos., Inc.	189,707
3,672	Lululemon Athletica, Inc.(b)	226,342
8,503	Macy’s, Inc.	201,946
1,000	Madison Square Garden Co. (The), Class A(b)	219,720
1,876	Marriott International, Inc., Class A	195,460
9,400	Mattel, Inc.	188,188
1,271	McDonald’s Corp.	197,183
5,984	MGM Resorts International	197,053
5,623	Michael Kors Holdings Ltd.(b)	204,902
10,420	Michaels Cos., Inc. (The)(b)	209,859
808	Mohawk Industries, Inc.(b)	201,184
2,735	Murphy USA, Inc.(b)	207,122
1,290	Netflix, Inc.(b)	234,341
3,554	Newell Brands, Inc.	187,367
14,195	News Corp., Class A	203,130
3,822	NIKE, Inc., Class B	225,689
4,099	Nordstrom, Inc.(c)	199,088
3,677	Norwegian Cruise Line Holdings Ltd.(b)	202,492
95	NVR, Inc.(b)	247,992
2,336	Omnicom Group, Inc.	183,937
849	O’Reilly Automotive, Inc.(b)	173,451
4,713	Penske Automotive Group, Inc.	205,204
2,258	Polaris Industries, Inc.(c)	202,452
1,609	Pool Corp.	173,965
115	Priceline Group, Inc. (The)(b)	233,277
8,122	PulteGroup, Inc.	198,339
1,863	PVH Corp.	222,237
2,697	Ralph Lauren Corp., Class A	204,028
9,107	Regal Entertainment Group, Class A	173,215
3,255	Ross Stores, Inc.	180,067
1,738	Royal Caribbean Cruises Ltd.	196,516
10,151	Sally Beauty Holdings, Inc.(b)	205,355
2,887	Scripps Networks Interactive, Inc., Class A	252,353
6,046	Service Corp. International	209,978
4,896	Servicemaster Global Holdings, Inc.(b)	215,228
3,233	Signet Jewelers Ltd.	197,730
37,663	Sirius XM Holdings, Inc.(c)	220,705
3,334	Six Flags Entertainment Corp.	189,605
7,098	Skechers U.S.A., Inc., Class A(b)	199,383
22,156	Staples, Inc.	224,883

Schedule of Investments(a)

3,251	Starbucks Corp.	$175,489
3,700	Target Corp.	209,679
12,842	TEGNA, Inc.	190,447
4,039	Tempur Sealy International, Inc.(b)	232,929
566	Tesla, Inc.(b)(c)	183,084
1,863	Thor Industries, Inc.	196,267
2,111	Tiffany & Co.	201,622
1,964	Time Warner, Inc.	201,153
2,682	TJX Cos., Inc. (The)	188,571
5,049	Toll Brothers, Inc.	194,841
3,510	Tractor Supply Co.	196,981
4,746	Tribune Media Co., Class A	200,044
5,143	TripAdvisor, Inc.(b)	200,680
2,745	Tupperware Brands Corp.	166,649
7,101	Twenty-First Century Fox, Inc., Class A	206,639
666	Ulta Beauty, Inc.(b)	167,306
9,288	Under Armour, Inc., Class A(b)(c)	185,946
10,766	Urban Outfitters, Inc.(b)	210,906
925	Vail Resorts, Inc.	194,953
3,450	VF Corp.	214,555
5,562	Viacom, Inc., Class B	194,225
2,103	Visteon Corp.(b)	234,569
1,856	Walt Disney Co. (The)	204,030
2,558	Wayfair, Inc., Class A(b)	195,303
12,795	Wendy’s Co. (The)	197,555
996	Whirlpool Corp.	177,168
4,054	Williams-Sonoma, Inc.	188,227
1,918	Wyndham Worldwide Corp.	200,182
1,458	Wynn Resorts Ltd.	188,578
4,882	Yum China Holdings, Inc.(b)	174,727
2,668	Yum! Brands, Inc.	201,381

		28,898,545

	Consumer Staples - 11.1%
7,916	Altria Group, Inc.	514,302
14,467	Archer-Daniels-Midland Co.	610,218
24,924	Blue Buffalo Pet Products, Inc.(b)	557,550
12,310	Brown-Forman Corp., Class B	608,114
7,989	Bunge Ltd.	626,258
10,900	Campbell Soup Co.	575,847
5,555	Casey’s General Stores, Inc.	592,996
11,584	Church & Dwight Co., Inc.	618,006
4,416	Clorox Co. (The)	589,492
13,566	Coca-Cola Co. (The)	621,865
8,077	Colgate-Palmolive Co.	583,159
15,778	Conagra Brands, Inc.	540,239
3,378	Constellation Brands, Inc., Class A	653,136
1,164	Costco Wholesale Corp.	184,506
10,229	Coty, Inc., Class A	209,490
7,930	CVS Health Corp.	633,845
6,597	Dr Pepper Snapple Group, Inc.	601,383
8,170	Edgewell Personal Care Co.(b)	589,874
11,671	Energizer Holdings, Inc.	537,683
2,002	Estee Lauder Cos., Inc. (The), Class A	198,178
34,841	Flowers Foods, Inc.	612,853
10,509	General Mills, Inc.	584,931
18,018	Hain Celestial Group, Inc. (The)(b)	805,585
8,558	Herbalife Ltd.(b)	569,193
5,463	Hershey Co. (The)	575,309
18,137	Hormel Foods Corp.	619,741
5,164	Ingredion, Inc.	636,824
4,901	JM Smucker Co. (The)	597,432
8,512	Kellogg Co.	578,816
4,688	Kimberly-Clark Corp.	577,374
6,708	Kraft Heinz Co. (The)	586,682
27,256	Kroger Co. (The)	668,317
13,662	Lamb Weston Holdings, Inc.	600,855

6,057	McCormick & Co., Inc.	$577,232
7,088	Molson Coors Brewing Co., Class B	630,690
13,278	Mondelez International, Inc., Class A	584,498
12,215	Monster Beverage Corp.(b)	644,341
10,436	Nu Skin Enterprises, Inc., Class A	661,225
5,270	PepsiCo, Inc.	614,535
5,054	Philip Morris International, Inc.	589,852
26,243	Pilgrim’s Pride Corp.(b)	637,442
10,161	Pinnacle Foods, Inc.	603,360
7,723	Post Holdings, Inc.(b)	642,554
6,869	Procter & Gamble Co. (The)	623,843
199,877	Rite Aid Corp.(b)	447,724
149	Seaboard Corp.	636,975
4,654	Spectrum Brands Holdings, Inc.	537,258
29,061	Sprouts Farmers Market, Inc.(b)	699,498
11,341	Sysco Corp.	596,763
7,584	TreeHouse Foods, Inc.(b)	643,351
9,927	Tyson Foods, Inc., Class A	628,975
21,615	US Foods Holding Corp.(b)	608,462
7,842	Walgreens Boots Alliance, Inc.	632,614
2,594	Wal-Mart Stores, Inc.	207,494
14,313	Whole Foods Market, Inc.	597,711

		31,706,450

	Energy - 10.9%
10,531	Anadarko Petroleum Corp.	480,951
5,359	Andeavor(b)	533,381
21,904	Antero Resources Corp.(b)	451,661
9,984	Apache Corp.	494,008
8,636	Baker Hughes A GE Co.	318,582
22,040	Cabot Oil & Gas Corp.	548,135
34,167	Centennial Resource Development, Inc., Class A(b)	573,322
10,472	Cheniere Energy, Inc.(b)	473,334
97,041	Chesapeake Energy Corp.(b)(c)	481,323
4,572	Chevron Corp.	499,217
5,439	Cimarex Energy Co.	538,624
4,242	Concho Resources, Inc.(b)	552,563
10,637	ConocoPhillips	482,601
34,167	CONSOL Energy, Inc.(b)	572,639
14,997	Continental Resources, Inc.(b)	501,350
15,587	Devon Energy Corp.	519,203
5,970	Diamondback Energy, Inc.(b)	572,404
9,546	Energen Corp.(b)	508,611
5,600	EOG Resources, Inc.	532,784
8,670	EQT Corp.	552,279
37,746	Extraction Oil & Gas, Inc.(b)(c)	459,746
5,930	Exxon Mobil Corp.	474,637
37,981	Gulfport Energy Corp.(b)	479,320
11,175	Halliburton Co.	474,267
8,992	Helmerich & Payne, Inc.(c)	455,175
11,338	Hess Corp.	504,995
18,841	HollyFrontier Corp.	543,374
25,791	Kinder Morgan, Inc.	526,910
79,958	Kosmos Energy Ltd. (Ghana)(b)	527,723
47,843	Laredo Petroleum, Inc.(b)	620,045
39,525	Marathon Oil Corp.	483,391
9,486	Marathon Petroleum Corp.	531,121
19,519	Murphy Oil Corp.	518,815
60,654	Nabors Industries Ltd.	467,642
14,696	National Oilwell Varco, Inc.	480,706
16,867	Newfield Exploration Co.(b)	484,589
16,782	Noble Energy, Inc.	485,168
7,997	Occidental Petroleum Corp.	495,254
19,831	Oceaneering International, Inc.	508,665
9,717	ONEOK, Inc.	549,691
19,143	Parsley Energy, Inc., Class A(b)	560,507

Schedule of Investments(a)

24,253	Patterson-UTI Energy, Inc.	$469,053
22,687	PBF Energy, Inc., Class A	516,583
6,116	Phillips 66	512,215
3,213	Pioneer Natural Resources Co.	524,040
54,638	QEP Resources, Inc.(b)	468,248
21,181	Range Resources Corp.	447,131
25,561	Rice Energy, Inc.(b)	714,941
23,548	RPC, Inc.(c)	487,679
16,243	RSP Permian, Inc.(b)	558,110
7,209	Schlumberger Ltd.	494,537
31,729	SM Energy Co.	551,767
81,666	Southwestern Energy Co.(b)	465,496
11,720	Targa Resources Corp.	543,925
57,430	Transocean Ltd.(b)	496,770
7,526	Valero Energy Corp.	519,068
121,022	Weatherford International PLC(b)(c)	539,758
83,325	Whiting Petroleum Corp.(b)	437,456
17,003	Williams Cos., Inc. (The)	540,355
14,125	World Fuel Services Corp.	456,803
54,084	WPX Energy, Inc.(b)	583,026

		31,145,674

	Financials - 6.3%
753	Affiliated Managers Group, Inc.	139,930
1,586	Aflac, Inc.	126,484
5,625	Agnc Investment Corp. REIT	119,138
205	Alleghany Corp.(b)	125,735
1,384	Allstate Corp. (The)	125,944
6,098	Ally Financial, Inc.	138,059
1,519	American Express Co.	129,464
1,216	American Financial Group, Inc.	123,302
1,945	American International Group, Inc.	127,300
1,075	American National Insurance Co.	127,925
949	Ameriprise Financial, Inc.	137,491
10,052	Annaly Capital Management, Inc. REIT	120,926
902	Aon PLC	124,629
1,308	Arch Capital Group Ltd.(b)	127,216
2,100	Arthur J. Gallagher & Co.	123,459
2,434	Aspen Insurance Holdings Ltd. (Bermuda)	118,779
4,952	Associated Banc-Corp.	118,600
1,190	Assurant, Inc.	125,271
2,960	Assured Guaranty Ltd.	133,230
2,540	Athene Holding Ltd., Class A(b)	128,346
1,894	Axis Capital Holdings Ltd.	122,315
5,300	Bank of America Corp.	127,836
1,506	Bank of Hawaii Corp.	126,007
2,482	Bank of New York Mellon Corp. (The)	131,620
2,569	Bank of The Ozarks	110,852
3,650	BankUnited, Inc.	125,633
2,808	BB&T Corp.	132,875
722	Berkshire Hathaway, Inc., Class B(b)	126,328
10,061	BGC Partners, Inc., Class A	126,869
307	BlackRock, Inc.	130,945
1,476	BOK Financial Corp.	125,563
2,808	Brown & Brown, Inc.	125,237
1,522	Capital One Financial Corp.	131,166
1,405	CBOE Holdings, Inc.	132,815
2,965	Charles Schwab Corp. (The)	127,199
6,408	Chimera Investment Corp. REIT	120,599
848	Chubb Ltd.	124,198
1,674	Cincinnati Financial Corp.	127,492
2,566	CIT Group, Inc.	122,270
1,941	Citigroup, Inc.	132,861
3,424	Citizens Financial Group, Inc.	120,114
984	CME Group, Inc.	120,658
2,555	CNA Financial Corp.	132,732
1,665	Comerica, Inc.	120,396

2,181	Commerce Bancshares, Inc.	$126,585
511	Credit Acceptance Corp.(b)	127,290
1,272	Cullen/Frost Bankers, Inc.	115,472
2,041	Discover Financial Services	124,379
3,354	E*TRADE Financial Corp.(b)	137,514
2,093	East West Bancorp, Inc.	119,259
2,570	Eaton Vance Corp.	126,161
988	Erie Indemnity Co., Class A	125,930
497	Everest Re Group Ltd.	130,408
8,783	F.N.B. Corp.	120,327
724	FactSet Research Systems, Inc.	121,067
4,503	Federated Investors, Inc., Class B	129,822
4,872	Fifth Third Bancorp	130,082
2,789	First American Financial Corp.	135,016
4,049	First Hawaiian, Inc.	119,446
7,104	First Horizon National Corp.	123,823
1,238	First Republic Bank	124,209
2,867	FNF Group	140,082
2,822	Franklin Resources, Inc.	126,369
556	Goldman Sachs Group, Inc. (The)	125,283
1,405	Hanover Insurance Group, Inc. (The)	133,278
2,371	Hartford Financial Services Group, Inc. (The)	130,405
9,390	Huntington Bancshares, Inc.	124,418
3,402	Interactive Brokers Group, Inc., Class A	136,250
1,919	Intercontinental Exchange, Inc.	128,016
3,595	Invesco Ltd.(d)	124,998
1,449	JPMorgan Chase & Co.	133,018
6,701	KeyCorp	120,886
2,737	Lazard Ltd., Class A	127,845
3,123	Legg Mason, Inc.	124,951
4,774	Leucadia National Corp.	124,267
1,832	Lincoln National Corp.	133,846
2,583	Loews Corp.	125,740
3,004	LPL Financial Holdings, Inc.	137,463
766	M&T Bank Corp.	124,973
139	Markel Corp.(b)	148,940
606	MarketAxess Holdings, Inc.	122,951
1,544	Marsh & McLennan Cos., Inc.	120,386
2,211	Mercury General Corp.	132,417
2,316	MetLife, Inc.	127,380
14,491	MFA Financial, Inc. REIT	123,029
1,020	Moody’s Corp.	134,263
2,797	Morgan Stanley	131,179
1,598	Morningstar, Inc.	131,947
1,176	MSCI, Inc.	128,125
1,743	Nasdaq, Inc.	129,627
7,993	Navient Corp.	117,897
7,419	New Residential Investment Corp. REIT	126,123
9,358	New York Community Bancorp, Inc.	122,871
1,306	Northern Trust Corp.	114,288
6,084	Old Republic International Corp.	119,368
5,374	OneMain Holdings, Inc.(b)	143,701
2,572	PacWest Bancorp	123,507
7,046	People’s United Financial, Inc.	122,882
1,885	Pinnacle Financial Partners, Inc.	120,452
1,017	PNC Financial Services Group, Inc. (The)	130,990
3,187	Popular, Inc.	134,300
1,893	Principal Financial Group, Inc.	126,358
2,028	ProAssurance Corp.	125,330
2,773	Progressive Corp. (The)	130,691
1,870	Prosperity Bancshares, Inc.	119,867
1,150	Prudential Financial, Inc.	130,215
1,584	Raymond James Financial, Inc.	131,773
8,649	Regions Financial Corp.	126,275
963	Reinsurance Group of America, Inc.	135,013

Schedule of Investments(a)

885	RenaissanceRe Holdings Ltd. (Bermuda)	$130,015
842	S&P Global, Inc.	129,323
10,747	Santander Consumer USA Holdings, Inc.(b)	137,669
2,281	SEI Investments Co.	128,899
871	Signature Bank(b)	120,703
11,845	SLM Corp.(b)	131,243
5,506	Starwood Property Trust, Inc. REIT	121,352
1,411	State Street Corp.	131,548
2,218	SunTrust Banks, Inc.	127,069
684	SVB Financial Group(b)	122,053
4,247	Synchrony Financial	128,769
2,848	Synovus Financial Corp.	123,831
1,684	T. Rowe Price Group, Inc.	139,300
7,811	TCF Financial Corp.	123,101
3,043	TD Ameritrade Holding Corp.	139,156
7,894	TFS Financial Corp.	126,146
1,612	Torchmark Corp.	127,300
957	Travelers Cos., Inc. (The)	122,582
11,976	Two Harbors Investment Corp. REIT	118,443
2,378	U.S. Bancorp	125,511
2,622	Unum Group	131,441
2,330	Validus Holdings Ltd.	125,331
3,364	Voya Financial, Inc.	132,003
1,770	W.R. Berkley Corp.	122,077
2,348	Webster Financial Corp.	121,932
2,298	Wells Fargo & Co.	123,954
2,516	Western Alliance Bancorp(b)	126,756
155	White Mountains Insurance Group Ltd.	134,013
835	Willis Towers Watson PLC	124,315
2,828	XL Group Ltd. (Bermuda)	125,563
2,875	Zions Bancorporation	130,295

		17,808,524

	Health Care - 11.4%
6,345	Abbott Laboratories	312,047
4,299	AbbVie, Inc.	300,543
2,128	ABIOMED, Inc.(b)	315,135
6,761	Acadia Healthcare Co., Inc.(b)	357,860
11,287	ACADIA Pharmaceuticals, Inc.(b)	336,014
2,037	Aetna, Inc.	314,329
5,139	Agilent Technologies, Inc.	307,261
5,905	Agios Pharmaceuticals, Inc.(b)(c)	330,326
9,139	Akorn, Inc.(b)	307,253
6,088	Alere, Inc.(b)	306,774
2,673	Alexion Pharmaceuticals, Inc.(b)	367,110
2,097	Align Technology, Inc.(b)	350,681
5,353	Alkermes PLC(b)	291,257
1,354	Allergan PLC	341,655
4,028	Alnylam Pharmaceuticals, Inc.(b)	333,277
3,299	AmerisourceBergen Corp.	309,512
1,961	Amgen, Inc.	342,214
1,613	Anthem, Inc.	300,357
2,096	athenahealth, Inc.(b)	289,919
5,272	Baxter International, Inc.	318,851
1,601	Becton, Dickinson and Co.	322,441
1,218	Biogen, Inc.(b)	352,721
3,444	BioMarin Pharmaceutical, Inc.(b)	302,142
1,387	Bio-Rad Laboratories, Inc., Class A(b)	326,819
2,736	Bio-Techne Corp.	317,130
5,242	Bioverativ, Inc.(b)	324,847
11,015	Boston Scientific Corp.(b)	293,219
5,625	Bristol-Myers Squibb Co.	320,062
20,637	Brookdale Senior Living, Inc.(b)	293,045
11,032	Bruker Corp.	316,398
974	C.R. Bard, Inc.	312,264
4,070	Cardinal Health, Inc.	314,448
2,491	Celgene Corp.(b)	337,306

3,882	Centene Corp.(b)	$308,308
4,641	Cerner Corp.(b)	298,741
3,197	Charles River Laboratories International, Inc.(b)	313,945
1,812	Cigna Corp.	314,491
1,291	Cooper Cos., Inc. (The)	314,836
3,627	Danaher Corp.	295,564
4,630	DaVita, Inc.(b)	299,931
4,807	DENTSPLY Sirona, Inc.	298,178
4,017	DexCom, Inc.(b)	267,572
2,670	Edwards Lifesciences Corp.(b)	307,531
3,733	Eli Lilly & Co.	308,570
28,387	Endo International PLC(b)	312,825
5,225	Envision Healthcare Corp.(b)	294,847
15,863	Exelixis, Inc.(b)	430,046
4,843	Express Scripts Holding Co.(b)	303,365
4,772	Gilead Sciences, Inc.	363,101
3,656	HCA Healthcare, Inc.(b)	293,723
1,684	Henry Schein, Inc.(b)	306,842
3,844	Hill-Rom Holdings, Inc.	286,455
6,898	Hologic, Inc.(b)	304,961
1,363	Humana, Inc.	315,126
1,894	IDEXX Laboratories, Inc.(b)	315,275
1,779	Illumina, Inc.(b)	309,279
2,593	Incyte Corp.(b)	345,621
2,584	Intercept Pharmaceuticals, Inc.(b)	302,664
13,546	Intrexon Corp.(b)(c)	292,458
348	Intuitive Surgical, Inc.(b)	326,514
6,159	Ionis Pharmaceuticals, Inc.(b)	322,732
2,265	Johnson & Johnson	300,611
13,118	Juno Therapeutics, Inc.(b)	372,945
2,172	Laboratory Corp. of America Holdings(b)	345,152
4,766	LifePoint Health, Inc.(b)	283,100
7,336	Mallinckrodt PLC(b)	335,989
1,906	McKesson Corp.	308,524
5,412	MEDNAX, Inc.(b)	254,256
3,462	Medtronic PLC	290,704
4,847	Merck & Co., Inc.	309,626
432	Mettler-Toledo International, Inc.(b)	247,571
8,331	Mylan NV(b)	324,826
6,959	Neurocrine Biosciences, Inc.(b)	334,241
46,807	OPKO Health, Inc.(b)(c)	301,905
8,764	Patheon NV(b)	306,389
6,523	Patterson Cos., Inc.	272,140
4,818	PerkinElmer, Inc.	317,169
4,192	Perrigo Co. PLC	314,065
9,274	Pfizer, Inc.	307,526
8,654	Premier, Inc., Class A(b)	302,025
9,013	Qiagen N.V.(b)	295,987
2,849	Quest Diagnostics, Inc.	308,575
3,504	Quintiles IMS Holdings, Inc.(b)	317,287
699	Regeneron Pharmaceuticals, Inc.(b)	343,642
3,968	ResMed, Inc.	306,012
4,739	Seattle Genetics, Inc.(b)	239,319
3,733	STERIS PLC	305,546
2,147	Stryker Corp.	315,824
1,516	Teleflex, Inc.	314,146
2,113	TESARO, Inc.(b)	269,746
1,745	Thermo Fisher Scientific, Inc.	306,300
2,352	United Therapeutics Corp.(b)	301,997
1,757	UnitedHealth Group, Inc.	337,010
2,668	Universal Health Services, Inc., Class B	295,694
2,971	Varian Medical Systems, Inc.(b)	288,544
3,294	VCA, Inc.(b)	304,959
5,127	Veeva Systems, Inc., Class A(b)	326,898
2,573	Vertex Pharmaceuticals, Inc.(b)	390,633

Schedule of Investments(a)

9,274	VWR Corp.(b)	$306,042
1,364	Waters Corp.(b)	236,572
1,748	WellCare Health Plans, Inc.(b)	309,379
3,189	West Pharmaceutical Services, Inc.	282,864
2,435	Zimmer Biomet Holdings, Inc.	295,414
4,883	Zoetis, Inc.	305,285

		32,451,157

	Industrials - 12.2%
1,179	3M Co.	237,179
4,443	A.O. Smith Corp.	237,923
2,595	Acuity Brands, Inc.	525,877
7,715	AECOM(b)	246,108
3,733	AGCO Corp.	269,299
6,606	Air Lease Corp.	261,465
2,843	Alaska Air Group, Inc.	242,309
3,074	Allegion PLC	249,732
6,777	Allison Transmission Holdings, Inc.	256,171
551	AMERCO	214,097
5,158	American Airlines Group, Inc.	260,170
4,045	AMETEK, Inc.	249,091
9,521	Arconic, Inc.	236,026
10,082	Armstrong World Industries, Inc.(b)	489,481
1,292	Boeing Co. (The)	313,258
5,270	BWX Technologies, Inc.	277,624
3,596	C.H. Robinson Worldwide, Inc.	235,898
2,630	Carlisle Cos., Inc.	256,662
2,334	Caterpillar, Inc.	265,959
1,923	Cintas Corp.	259,317
4,430	Clean Harbors, Inc.(b)	251,624
6,341	Colfax Corp.(b)	261,756
2,240	Copa Holdings SA, Class A (Panama)	281,030
8,046	Copart, Inc.(b)	253,369
3,169	Crane Co.	239,259
4,773	CSX Corp.	235,500
1,554	Cummins, Inc.	260,917
1,966	Deere & Co.	252,198
4,826	Delta Air Lines, Inc.	238,211
5,327	Donaldson Co., Inc.	252,979
3,041	Dover Corp.	255,444
1,172	Dun & Bradstreet Corp. (The)	129,811
3,266	Eaton Corp. PLC	255,565
4,145	Emerson Electric Co.	247,083
881	Equifax, Inc.	128,133
4,419	Expeditors International of Washington, Inc.	260,191
10,031	Fastenal Co.	430,932
1,196	FedEx Corp.	248,804
5,297	Flowserve Corp.	217,866
5,591	Fluor Corp.	242,817
3,925	Fortive Corp.	254,105
3,037	Fortune Brands Home & Security, Inc.	199,440
10,521	Gardner Denver Holdings, Inc.(b)	241,562
1,248	General Dynamics Corp.	245,020
8,672	General Electric Co.	222,090
3,744	Genesee & Wyoming, Inc., Class A(b)	243,959
2,232	Graco, Inc.	259,001
7,933	HD Supply Holdings, Inc.(b)	257,743
3,438	HEICO Corp.	276,312
8,649	Hexcel Corp.	442,569
1,879	Honeywell International, Inc.	255,769
2,137	Hubbell, Inc.	253,854
1,349	Huntington Ingalls Industries, Inc.	278,042
2,228	IDEX Corp.	259,651
6,199	IHS Markit Ltd.(b)	289,183
1,682	Illinois Tool Works, Inc.	236,674
4,835	Ingersoll-Rand PLC	424,900

6,271	ITT, Inc.	$257,111
2,813	J.B. Hunt Transport Services, Inc.	255,167
4,666	Jacobs Engineering Group, Inc.	245,992
11,034	JetBlue Airways Corp.(b)	241,976
6,019	Johnson Controls International PLC	234,440
2,429	Kansas City Southern	250,649
4,579	KAR Auction Services, Inc.	192,501
3,904	Kirby Corp.(b)	237,754
1,498	L3 Technologies, Inc.	262,105
2,855	Landstar System, Inc.	237,393
2,362	Lennox International, Inc.	403,902
2,611	Lincoln Electric Holdings, Inc.	227,836
939	Lockheed Martin Corp.	274,310
3,248	Macquarie Infrastructure Corp.	246,231
2,335	ManpowerGroup, Inc.	250,195
11,537	Masco Corp.	439,906
1,911	Middleby Corp. (The)(b)	249,729
2,945	MSC Industrial Direct Co., Inc., Class A	209,713
5,077	Nielsen Holdings PLC	218,362
2,133	Nordson Corp.	270,891
2,104	Norfolk Southern Corp.	236,868
971	Northrop Grumman Corp.	255,499
2,666	Old Dominion Freight Line, Inc.	255,696
2,523	Orbital ATK, Inc.	257,800
3,709	Oshkosh Corp.	255,402
6,947	Owens Corning	465,796
3,847	PACCAR, Inc.	263,327
1,543	Parker-Hannifin Corp.	256,107
3,775	Pentair PLC (United Kingdom)	238,089
16,483	Pitney Bowes, Inc.	259,442
7,839	Quanta Services, Inc.(b)	264,409
1,544	Raytheon Co.	265,213
3,082	Regal Beloit Corp.	256,885
3,873	Republic Services, Inc.	248,724
5,260	Robert Half International, Inc.	238,015
1,527	Rockwell Automation, Inc.	252,001
2,341	Rockwell Collins, Inc.	249,387
5,822	Rollins, Inc.	252,733
1,094	Roper Technologies, Inc.	254,311
3,745	Ryder System, Inc.	272,486
5,977	Sensata Technologies Holding NV(b)	269,682
1,594	Snap-on, Inc.	245,795
4,175	Southwest Airlines Co.	231,754
4,351	Spirit AeroSystems Holdings, Inc., Class A	262,931
4,776	Spirit Airlines, Inc.(b)	185,548
1,782	Stanley Black & Decker, Inc.	250,710
3,213	Stericycle, Inc.(b)	247,658
1,914	Teledyne Technologies, Inc.(b)	260,955
7,094	Terex Corp.	279,291
5,299	Textron, Inc.	260,340
9,771	Timken Co. (The)	444,581
3,465	Toro Co. (The)	246,327
924	TransDigm Group, Inc.	260,697
2,846	TransUnion(b)	130,432
9,386	Trinity Industries, Inc.	257,270
2,268	Union Pacific Corp.	233,513
3,267	United Continental Holdings, Inc.(b)	221,111
2,263	United Parcel Service, Inc., Class B	249,586
2,393	United Rentals, Inc.(b)	284,671
2,079	United Technologies Corp.	246,507
15,178	Univar, Inc.(b)	471,125
15,571	USG Corp.(b)	421,040
2,956	Valmont Industries, Inc.	451,381
3,033	Verisk Analytics, Inc.(b)	264,660
1,396	W.W. Grainger, Inc.	232,769
1,609	WABCO Holdings, Inc.(b)	221,350

Schedule of Investments(a)

2,836	Wabtec Corp.	$213,721
3,397	Waste Management, Inc.	255,285
2,977	Watsco, Inc.	448,842
13,302	Welbilt, Inc.(b)	259,256
4,395	WESCO International, Inc.(b)	225,244
4,082	XPO Logistics, Inc.(b)	245,369
4,644	Xylem, Inc.	263,454

		34,714,217

	Information Technology - 13.8%
1,972	Accenture PLC, Class A	254,033
5,012	Activision Blizzard, Inc.	309,641
2,130	Adobe Systems, Inc.(b)	312,024
25,703	Advanced Micro Devices, Inc.(b)	349,818
5,947	Akamai Technologies, Inc.(b)	280,342
498	Alliance Data Systems Corp.	120,232
326	Alphabet, Inc., Class C(b)	303,343
4,545	Amdocs Ltd.	305,288
3,884	Amphenol Corp., Class A	297,592
3,667	Analog Devices, Inc.	289,730
2,422	ANSYS, Inc.(b)	313,770
2,079	Apple, Inc.	309,210
6,815	Applied Materials, Inc.	301,973
1,937	Arista Networks, Inc.(b)	289,175
10,144	ARRIS International PLC(b)	283,626
3,823	Arrow Electronics, Inc.(b)	310,772
8,454	Atlassian Corp. PLC, Class A (Australia)(b)	302,822
2,810	Autodesk, Inc.(b)	311,320
2,438	Automatic Data Processing, Inc.	289,903
7,616	Avnet, Inc.	292,302
7,549	Black Knight Financial Services, Inc., Class A(b)	320,832
7,883	Booz Allen Hamilton Holding Corp.	270,387
1,253	Broadcom Ltd.	309,065
1,657	Broadridge Financial Solutions, Inc.	125,700
23,235	Brocade Communications Systems, Inc.	293,458
9,292	CA, Inc.	288,424
8,599	Cadence Design Systems, Inc.(b)	317,303
4,443	Cavium, Inc.(b)	275,199
4,772	CDK Global, Inc.	313,902
4,752	CDW Corp.	301,419
9,305	Cisco Systems, Inc.	292,642
3,674	Citrix Systems, Inc.(b)	290,173
3,234	Cognex Corp.	307,424
4,427	Cognizant Technology Solutions Corp., Class A	306,880
1,225	Coherent, Inc.(b)	324,625
7,923	CommScope Holding Co., Inc.(b)	291,408
15,800	Conduent, Inc.(b)	260,858
2,910	CoreLogic, Inc.(b)	132,550
9,997	Corning, Inc.	291,313
981	CoStar Group, Inc.(b)	270,315
9,097	CSRA, Inc.	296,653
22,379	Cypress Semiconductor Corp.	317,782
4,736	Dell Technologies, Inc., Class V(b)	304,383
5,964	Dolby Laboratories, Inc., Class A	308,637
4,970	DST Systems, Inc.	272,853
3,930	DXC Technology Co.	308,033
5,742	eBay, Inc.(b)	205,162
4,833	EchoStar Corp., Class A(b)	293,508
2,651	Electronic Arts, Inc.(b)	309,478
1,423	Euronet Worldwide, Inc.(b)	137,476
2,267	F5 Networks, Inc.(b)	273,740
1,951	Facebook, Inc., Class A(b)	330,207
1,468	Fidelity National Information Services, Inc.	133,911
19,436	FireEye, Inc.(b)(c)	284,349
6,852	First Data Corp., Class A(b)	127,858

14,172	First Solar, Inc.(b)	$698,821
998	Fiserv, Inc.(b)	128,243
869	FleetCor Technologies, Inc.(b)	132,140
7,096	FLIR Systems, Inc.	264,823
7,787	Fortinet, Inc.(b)	287,418
2,410	Gartner, Inc.(b)	309,251
9,301	Genpact Ltd.	269,729
1,388	Global Payments, Inc.	130,986
6,998	GoDaddy, Inc., Class A(b)	300,774
4,380	Guidewire Software, Inc.(b)	316,061
2,650	Harris Corp.	303,345
17,829	Hewlett Packard Enterprise Co.	312,186
16,957	HP, Inc.	323,879
2,894	IAC/InterActiveCorp.(b)	302,799
8,364	Intel Corp.	296,671
1,884	International Business Machines Corp.	272,558
2,102	Intuit, Inc.	288,415
2,089	IPG Photonics Corp.(b)	318,865
10,347	Jabil, Inc.	315,583
1,186	Jack Henry & Associates, Inc.	127,282
10,262	Juniper Networks, Inc.	286,823
6,612	Keysight Technologies, Inc.(b)	274,993
3,018	KLA-Tencor Corp.	279,557
1,987	Lam Research Corp.	316,847
5,442	Leidos Holdings, Inc.	290,820
2,703	LogMeIn, Inc.	314,764
6,237	Manhattan Associates, Inc.(b)	275,675
16,978	Marvell Technology Group Ltd. (Bermuda)	264,178
1,023	Mastercard, Inc., Class A	130,739
17,266	Match Group, Inc.(b)(c)	315,105
6,367	Maxim Integrated Products, Inc.	289,316
3,630	Microchip Technology, Inc.	290,545
9,852	Micron Technology, Inc.(b)	277,038
6,127	Microsemi Corp.(b)	319,094
4,210	Microsoft Corp.	306,067
3,464	Motorola Solutions, Inc.	314,116
6,418	National Instruments Corp.	264,037
7,386	NCR Corp.(b)	279,560
7,753	NetApp, Inc.	336,635
16,164	Nuance Communications, Inc.(b)	279,637
1,937	NVIDIA Corp.	314,782
2,689	NXP Semiconductors NV (Netherlands)(b)	296,677
19,129	ON Semiconductor Corp.(b)	285,979
6,527	Oracle Corp.	325,893
2,244	Palo Alto Networks, Inc.(b)	295,714
27,870	Pandora Media, Inc.(b)(c)	249,437
4,113	Paychex, Inc.	237,937
2,400	PayPal Holdings, Inc.(b)	140,520
5,151	PTC, Inc.(b)	284,284
4,098	Qorvo, Inc.(b)	280,959
5,184	QUALCOMM, Inc.	275,737
3,349	Red Hat, Inc.(b)	331,116
13,050	Sabre Corp.	288,797
3,429	salesforce.com, inc.(b)	311,353
2,901	ServiceNow, Inc.(b)	320,415
2,879	Skyworks Solutions, Inc.	301,921
5,115	Splunk, Inc.(b)	306,951
5,268	Square, Inc., Class A(b)	138,812
7,674	SS&C Technologies Holdings, Inc.	297,444
10,351	Symantec Corp.	320,777
3,993	Synopsys, Inc.(b)	305,744
4,742	Tableau Software, Inc., Class A(b)	305,622
3,970	Take-Two Interactive Software, Inc.(b)	315,536
10,389	Teradata Corp.(b)	330,578
9,038	Teradyne, Inc.	312,624
3,685	Texas Instruments, Inc.	299,885

Schedule of Investments(a)

2,100	Total System Services, Inc.	$133,266
6,868	Trimble, Inc.(b)	257,069
17,637	Twitter, Inc.(b)	283,779
1,727	Tyler Technologies, Inc.(b)	296,716
1,376	Ultimate Software Group, Inc. (The)(b)	310,577
2,511	Universal Display Corp.	302,827
2,059	Vantiv, Inc., Class A(b)	130,849
3,185	VeriSign, Inc.(b)	322,226
14,237	Versum Materials, Inc.	501,997
1,312	Visa, Inc., Class A	130,623
3,338	VMware, Inc., Class A(b)(c)	309,466
3,380	Western Digital Corp.	287,706
6,512	Western Union Co. (The)	128,612
1,184	WEX, Inc.(b)	128,677
2,994	Workday, Inc., Class A(b)	305,717
8,819	Xerox Corp.	270,479
4,545	Xilinx, Inc.	287,517
2,417	Zebra Technologies Corp., Class A(b)	245,857
2,717	Zillow Group, Inc., Class C(b)	122,700
79,713	Zynga, Inc., Class A(b)	287,764

		39,240,116

	Materials - 9.3%
3,161	Air Products & Chemicals, Inc.	449,336
4,119	Albemarle Corp.	476,980
14,857	Alcoa Corp.	540,795
5,190	AptarGroup, Inc.	420,027
20,022	Ardagh Group SA (Luxembourg)(b)	449,294
6,707	Ashland Global Holdings, Inc.	435,754
2,934	Avery Dennison Corp.	272,657
13,194	Axalta Coating Systems Ltd.(b)	415,611
10,821	Ball Corp.	453,400
9,771	Bemis Co., Inc.	413,997
7,716	Berry Global Group, Inc.(b)	432,713
8,238	Cabot Corp.	447,571
4,921	Celanese Corp., Series A	473,253
16,151	CF Industries Holdings, Inc.	474,032
12,481	Chemours Co. (The)	594,220
7,804	Crown Holdings, Inc.(b)	464,104
12,046	Domtar Corp.	470,517
6,921	Dow Chemical Co. (The)	444,605
5,411	E.I. du Pont de Nemours & Co.	444,838
4,760	Eagle Materials, Inc.	447,916
5,369	Eastman Chemical Co.	446,486
3,314	Ecolab, Inc.	436,354
5,843	FMC Corp.	446,288
39,007	Freeport-McMoRan, Inc.(b)	570,282
33,874	Graphic Packaging Holding Co.	446,798
18,557	Huntsman Corp.	493,987
3,305	International Flavors & Fragrances, Inc.	440,160
7,883	International Paper Co.	433,407
5,507	LyondellBasell Industries NV, Class A	496,126
2,001	Martin Marietta Materials, Inc.	453,086
3,783	Monsanto Co.	441,930
19,605	Mosaic Co. (The)	473,265
985	NewMarket Corp.	453,208
13,561	Newmont Mining Corp.	504,062
8,115	Nucor Corp.	467,992
15,104	Olin Corp.	445,266
19,503	Owens-Illinois, Inc.(b)	466,122
4,142	Packaging Corp. of America	453,466
36,245	Platform Specialty Products Corp.(b)	507,792
4,015	PPG Industries, Inc.	422,579
3,380	Praxair, Inc.	439,941
6,154	Reliance Steel & Aluminum Co.	445,303
5,940	Royal Gold, Inc.	514,760
7,996	RPM International, Inc.	414,753

5,073	Scotts Miracle-Gro Co. (The)	$486,957
9,897	Sealed Air Corp.	430,619
1,292	Sherwin-Williams Co. (The)	435,753
14,095	Silgan Holdings, Inc.	427,079
8,668	Sonoco Products Co.	420,225
12,926	Southern Copper Corp. (Peru)	508,509
13,429	Steel Dynamics, Inc.	475,521
53,035	Tahoe Resources, Inc.	290,101
22,100	United States Steel Corp.(c)	519,129
20,924	Valvoline, Inc.	474,347
3,454	Vulcan Materials Co.	425,257
6,317	W.R. Grace & Co.	435,620
7,217	Westlake Chemical Corp.	507,788
7,756	WestRock Co.	445,350

		26,417,288

	Real Estate - 3.8%
1,062	Alexandria Real Estate Equities, Inc. REIT	128,767
2,572	American Campus Communities, Inc. REIT	123,302
5,503	American Homes 4 Rent, Class A REIT	126,624
936	American Tower Corp. REIT	127,605
2,795	Apartment Investment & Management Co., Class A REIT	127,312
6,403	Apple Hospitality REIT, Inc. REIT	118,199
638	AvalonBay Communities, Inc. REIT	122,719
985	Boston Properties, Inc. REIT	119,096
7,127	Brandywine Realty Trust REIT	119,805
6,733	Brixmor Property Group, Inc. REIT	131,899
1,399	Camden Property Trust REIT	125,490
3,544	CBRE Group, Inc., Class A(b)	134,637
8,636	Colony Northstar, Inc., Class A REIT	126,431
5,691	Columbia Property Trust, Inc. REIT	123,779
4,444	CoreCivic, Inc. REIT	123,099
1,134	CoreSite Realty Corp. REIT	123,130
3,506	Corporate Office Properties Trust REIT	116,715
1,233	Crown Castle International Corp. REIT	124,015
5,060	CubeSmart REIT	124,780
2,142	CyrusOne, Inc. REIT	127,899
2,258	DCT Industrial Trust, Inc. REIT	127,216
13,771	DDR Corp. REIT	140,326
1,075	Digital Realty Trust, Inc. REIT	123,990
3,187	Douglas Emmett, Inc. REIT	121,935
4,306	Duke Realty Corp. REIT	123,109
1,962	DuPont Fabros Technology, Inc. REIT	122,291
5,845	Empire State Realty Trust, Inc., Class A REIT	122,102
1,682	EPR Properties REIT	121,743
302	Equinix, Inc. REIT	136,120
3,921	Equity Commonwealth REIT(b)	123,825
1,447	Equity LifeStyle Properties, Inc. REIT	126,323
1,816	Equity Residential REIT	123,597
475	Essex Property Trust, Inc. REIT	124,307
1,583	Extra Space Storage, Inc. REIT	125,848
992	Federal Realty Investment Trust REIT	131,569
5,044	Forest City Realty Trust, Inc., Class A REIT	122,973
3,378	Gaming and Leisure Properties, Inc. REIT	128,161
5,147	GGP, Inc. REIT	116,374
3,830	HCP, Inc. REIT	121,219
3,867	Healthcare Trust of America, Inc., Class A REIT	118,292
2,381	Highwoods Properties, Inc. REIT	122,669
4,038	Hospitality Properties Trust REIT	117,344
6,621	Host Hotels & Resorts, Inc. REIT	123,548
991	Howard Hughes Corp. (The)(b)	124,678
3,481	Hudson Pacific Properties, Inc. REIT	113,898
5,845	Invitation Homes, Inc. REIT	124,615

Schedule of Investments(a)

3,641	Iron Mountain, Inc. REIT	$132,642
658	Jbg Smith Properties REIT(b)	23,346
1,038	Jones Lang LaSalle, Inc.	132,054
1,621	Kilroy Realty Corp. REIT	112,514
6,721	Kimco Realty Corp. REIT	135,630
1,675	Lamar Advertising Co., Class A REIT	118,205
2,925	Liberty Property Trust REIT	122,908
1,661	Life Storage, Inc. REIT	121,319
2,148	Macerich Co. (The) REIT	123,274
9,406	Medical Properties Trust, Inc. REIT	122,090
1,123	Mid-America Apartment Communities, Inc. REIT	116,264
3,159	National Retail Properties, Inc. REIT	126,297
3,776	OMEGA Healthcare Investors, Inc. REIT	119,284
5,250	Outfront Media, Inc. REIT	120,068
7,578	Paramount Group, Inc. REIT	124,052
4,462	Park Hotels & Resorts, Inc. REIT	120,162
5,811	Piedmont Office Realty Trust, Inc., Class A REIT	122,089
2,134	Prologis, Inc. REIT	129,769
580	Public Storage REIT	119,231
4,306	Rayonier, Inc. REIT	125,175
4,142	Realogy Holdings Corp.	137,514
2,195	Realty Income Corp. REIT	125,247
2,028	Regency Centers Corp. REIT	134,294
10,139	Retail Properties of America, Inc., Class A REIT	134,139
928	SBA Communications Corp. REIT(b)	127,646
5,765	Senior Housing Properties Trust REIT	112,129
774	Simon Property Group, Inc. REIT	122,679
1,174	SL Green Realty Corp. REIT	121,239
16,015	Spirit Realty Capital, Inc. REIT	126,999
5,879	STORE Capital Corp. REIT	137,510
1,367	Sun Communities, Inc. REIT	121,677
4,827	Tanger Factory Outlet Centers, Inc. REIT	127,578
2,147	Taubman Centers, Inc. REIT	122,100
3,084	UDR, Inc. REIT	120,554
4,638	Uniti Group, Inc. REIT	118,733
1,789	Ventas, Inc. REIT	120,489
14,850	VEREIT, Inc. REIT	123,404
1,317	Vornado Realty Trust REIT	104,504
4,029	Weingarten Realty Investors REIT	130,781
1,651	Welltower, Inc. REIT	121,167
3,685	Weyerhaeuser Co. REIT	121,679
1,833	WP Carey, Inc. REIT	125,579

		10,827,389

	Telecommunication Services - 2.0%
16,304	AT&T, Inc.	635,856
24,249	CenturyLink, Inc.(c)	564,274
10,330	Level 3 Communications, Inc.(b)	606,164
81,347	Sprint Corp.(b)	649,149
22,627	Telephone & Data Systems, Inc.	643,286
10,144	T-Mobile US, Inc.(b)	625,479
16,352	United States Cellular Corp.(b)	619,414
13,735	Verizon Communications, Inc.	664,774
19,813	Zayo Group Holdings, Inc.(b)	649,668

		5,658,064

	Utilities - 9.1%
53,711	AES Corp. (The)	600,489
15,208	Alliant Energy Corp.	616,380
11,122	Ameren Corp.	623,944
8,835	American Electric Power Co., Inc.	623,221
7,771	American Water Works Co., Inc.	630,228
18,654	Aqua America, Inc.	622,671
7,492	Atmos Energy Corp.	650,006
13,996	Avangrid, Inc.	635,698

47,186	Calpine Corp.(b)	$678,535
22,153	CenterPoint Energy, Inc.	624,493
13,258	CMS Energy Corp.	613,050
7,492	Consolidated Edison, Inc.	620,787
7,875	Dominion Energy, Inc.	607,793
5,717	DTE Energy Co.	612,062
7,293	Duke Energy Corp.	620,780
7,783	Edison International	612,366
7,996	Entergy Corp.	613,453
10,151	Eversource Energy	617,079
17,137	Exelon Corp.	657,033
21,398	FirstEnergy Corp.	682,810
21,404	Great Plains Energy, Inc.	660,527
19,079	Hawaiian Electric Industries, Inc.	629,416
23,322	MDU Resources Group, Inc.	614,535
10,756	National Fuel Gas Co.	636,863
4,437	NextEra Energy, Inc.	648,201
24,378	NiSource, Inc.	635,291
37,538	NRG Energy, Inc.	924,186
17,548	OGE Energy Corp.	629,271
9,247	PG&E Corp.	625,929
7,189	Pinnacle West Capital Corp.	623,502
16,081	PPL Corp.	616,385
14,286	Public Service Enterprise Group, Inc.	642,441
8,934	SCANA Corp.	575,082
5,452	Sempra Energy	616,131
12,329	Southern Co. (The)	590,929
12,315	UGI Corp.	621,538
10,317	Vectren Corp.	620,155
38,345	Vistra Energy Corp.	630,008
9,902	WEC Energy Group, Inc.	623,529
11,931	Westar Energy, Inc.	605,498
13,286	Xcel Energy, Inc.	628,561

		25,960,856

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $272,249,575) - 100.0%	284,828,280

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
4,320,984	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $4,320,984)	4,320,984

	Total Investments (Cost $276,570,559)(g) - 101.5%	289,149,264
	Other assets less liabilities - (1.5)%	(4,280,277)

	Net Assets - 100.0%	$284,868,987

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.

Schedule of Investments(a)

(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$49,270	$101,248	$(47,589)	$20,002	$2,067	$124,998	$2,599

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $278,541,193. The net unrealized appreciation was $10,608,071, which consisted of aggregate gross unrealized appreciation of $23,778,944 and aggregate gross unrealized depreciation of $13,170,873.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.0%
8,077	AMC Networks, Inc., Class A(b)	$516,524
11,456	Aramark	456,636
692	AutoZone, Inc.(b)	373,555
7,070	Best Buy Co., Inc.	412,464
5,585	Bright Horizons Family Solutions, Inc.(b)	441,271
4,290	Burlington Stores, Inc.(b)	373,359
8,079	Cabela’s, Inc.(b)	460,341
596	Cable One, Inc.	452,900
5,225	Carter’s, Inc.	453,164
7,010	CBS Corp., Class B	461,468
6,464	Choice Hotels International, Inc.	417,898
10,610	Cinemark Holdings, Inc.	412,729
9,272	Coach, Inc.	437,082
4,721	Darden Restaurants, Inc.	395,997
10,209	Dick’s Sporting Goods, Inc.	381,204
16,255	Discovery Communications, Inc., Class C(b)	375,978
6,721	DISH Network Corp., Class A(b)	430,346
5,720	Dollar General Corp.	429,915
5,405	Dollar Tree, Inc.(b)	389,592
1,983	Domino’s Pizza, Inc.	369,829
7,176	Dunkin’ Brands Group, Inc.	380,543
2,986	Expedia, Inc.	467,219
7,068	Foot Locker, Inc.	333,539
19,087	Gap, Inc. (The)	454,843
4,534	Genuine Parts Co.	385,073
714	Graham Holdings Co., Class B	422,974
16,086	H&R Block, Inc.	490,623
20,668	Hanesbrands, Inc.	473,711
3,990	Hasbro, Inc.	422,461
16,843	Interpublic Group of Cos., Inc. (The)	363,977
11,174	Kohl’s Corp.	462,045
8,138	L Brands, Inc.	377,522
7,259	Las Vegas Sands Corp.	447,227
8,071	Leggett & Platt, Inc.	388,861
17,897	Liberty Interactive Corp. QVC Group, Series A(b)	428,454
8,842	Lululemon Athletica, Inc.(b)	545,021
17,867	Macy’s, Inc.	424,341
18,327	Mattel, Inc.	366,907
2,784	McDonald’s Corp.	431,910
12,868	Michael Kors Holdings Ltd.(b)	468,910
21,721	Michaels Cos., Inc. (The)(b)	437,461
6,308	Murphy USA, Inc.(b)	477,705
8,076	NIKE, Inc., Class B	476,888
185	NVR, Inc.(b)	482,931
5,015	Omnicom Group, Inc.	394,881
1,735	O’Reilly Automotive, Inc.(b)	354,461
20,186	Regal Entertainment Group, Class A	383,938
6,568	Ross Stores, Inc.	363,342
23,679	Sally Beauty Holdings, Inc.(b)	479,026
6,450	Scripps Networks Interactive, Inc., Class A	563,795

11,362	Servicemaster Global Holdings, Inc.(b)	$499,474
8,862	Signet Jewelers Ltd.	542,000
6,954	Six Flags Entertainment Corp.	395,474
16,719	Skechers U.S.A., Inc., Class A(b)	469,637
6,602	Starbucks Corp.	356,376
7,614	Target Corp.	431,485
4,221	Time Warner, Inc.	432,315
5,582	TJX Cos., Inc. (The)	392,470
10,903	TripAdvisor, Inc.(b)	425,435
10,926	Twenty-First Century Fox, Inc., Class A	317,947
4,593	Twenty-First Century Fox, Inc., Class B	131,773
22,271	Under Armour, Inc., Class A(b)	445,865
22,250	Urban Outfitters, Inc.(b)	435,878
1,963	Vail Resorts, Inc.	413,722
7,938	VF Corp.	493,664
11,154	Viacom, Inc., Class A	451,737
3,890	Walt Disney Co. (The)	427,628
3,335	Wynn Resorts Ltd.	431,349

		28,887,070

	Consumer Staples - 11.2%
5,566	Altria Group, Inc.	361,623
10,099	Archer-Daniels-Midland Co.	425,976
1,888	Brown-Forman Corp., Class A	97,307
6,153	Brown-Forman Corp., Class B	303,958
7,283	Campbell Soup Co.	384,761
3,607	Casey’s General Stores, Inc.	385,047
8,128	Church & Dwight Co., Inc.	433,629
3,093	Clorox Co. (The)	412,885
9,235	Coca-Cola Co. (The)	423,332
5,498	Colgate-Palmolive Co.	396,956
10,895	Conagra Brands, Inc.	373,045
2,336	Constellation Brands, Inc., Class A	451,666
5,465	CVS Health Corp.	436,817
4,525	Dr Pepper Snapple Group, Inc.	412,499
5,741	Edgewell Personal Care Co.(b)	414,500
7,834	Energizer Holdings, Inc.	360,912
4,563	Estee Lauder Cos., Inc. (The), Class A	451,691
7,400	General Mills, Inc.	411,884
3,642	Hershey Co. (The)	383,539
12,486	Hormel Foods Corp.	426,647
3,763	Ingredion, Inc.	464,053
3,284	JM Smucker Co. (The)	400,320
5,865	Kellogg Co.	398,820
3,237	Kimberly-Clark Corp.	398,669
4,554	Kraft Heinz Co. (The)	398,293
14,098	Kroger Co. (The)	345,683
4,031	McCormick & Co., Inc.	384,154
4,430	Molson Coors Brewing Co., Class B	394,181
9,013	Mondelez International, Inc., Class A	396,752
8,495	Monster Beverage Corp.(b)	448,111
3,593	PepsiCo, Inc.	418,980
3,580	Philip Morris International, Inc.	417,822
18,044	Pilgrim’s Pride Corp.(b)	438,289
6,739	Pinnacle Foods, Inc.	400,162
5,226	Post Holdings, Inc.(b)	434,803
4,767	Procter & Gamble Co. (The)	432,939
123,130	Rite Aid Corp.(b)	275,811
104	Seaboard Corp.	444,600
3,124	Spectrum Brands Holdings, Inc.	360,634
17,524	Sprouts Farmers Market, Inc.(b)	421,803
7,696	Sysco Corp.	404,963
7,446	Tyson Foods, Inc., Class A	471,779
5,183	Walgreens Boots Alliance, Inc.	418,113
5,342	Wal-Mart Stores, Inc.	427,307
12,179	Whole Foods Market, Inc.	508,595

		18,054,310

Schedule of Investments(a)

	Energy - 1.6%
4,527	Diamondback Energy, Inc.(b)	$434,049
5,216	Exxon Mobil Corp.	417,488
22,816	Kinder Morgan, Inc.	466,131
5,608	Phillips 66	469,670
6,945	Valero Energy Corp.	478,997
12,083	World Fuel Services Corp.	390,764

		2,657,099

	Financials - 12.0%
5,699	Aflac, Inc.	454,495
20,195	Agnc Investment Corp. REIT	427,730
716	Alleghany Corp.(b)	439,152
4,864	Allstate Corp. (The)	442,624
4,206	American Financial Group, Inc.	426,488
35,049	Annaly Capital Management, Inc. REIT	421,640
3,264	Aon PLC	450,987
4,318	Arch Capital Group Ltd.(b)	419,969
8,266	Aspen Insurance Holdings Ltd. (Bermuda)	403,381
6,403	Axis Capital Holdings Ltd.	413,506
5,524	Bank of Hawaii Corp.	462,193
2,592	Berkshire Hathaway, Inc., Class B(b)	453,522
4,976	CBOE Holdings, Inc.	470,381
2,984	Chubb Ltd.	437,037
6,114	Cincinnati Financial Corp.	465,642
1,983	Credit Acceptance Corp.(b)	493,965
3,566	Erie Indemnity Co., Class A	454,522
1,686	Everest Re Group Ltd.	442,390
9,866	First American Financial Corp.	477,613
4,636	First Republic Bank	465,130
10,048	FNF Group	490,945
5,135	Hanover Insurance Group, Inc. (The)	487,106
8,645	Hartford Financial Services Group, Inc. (The)	475,475
7,092	Intercontinental Exchange, Inc.	473,107
8,904	Loews Corp.	433,447
430	Markel Corp.(b)	460,749
2,254	MarketAxess Holdings, Inc.	457,314
5,414	Marsh & McLennan Cos., Inc.	422,130
7,498	Mercury General Corp.	449,055
50,465	MFA Financial, Inc. REIT	428,448
6,345	Nasdaq, Inc.	471,878
26,094	New Residential Investment Corp. REIT	443,598
32,497	New York Community Bancorp, Inc.	426,686
21,228	Old Republic International Corp.	416,493
7,051	ProAssurance Corp.	435,752
10,093	Progressive Corp. (The)	475,683
3,431	Reinsurance Group of America, Inc.	481,026
2,939	RenaissanceRe Holdings Ltd. (Bermuda)	431,769
26,881	TFS Financial Corp.	429,558
42,071	Two Harbors Investment Corp. REIT	416,082
7,862	Validus Holdings Ltd.	422,897
498	White Mountains Insurance Group Ltd.	430,571
2,863	Willis Towers Watson PLC	426,243

		19,208,379

	Health Care - 7.9%
2,949	Aetna, Inc.	455,060
1,909	Allergan PLC	481,698
7,223	Baxter International, Inc.	436,847
2,263	Becton, Dickinson and Co.	455,768
1,914	Bio-Rad Laboratories, Inc., Class A(b)	450,996
1,367	C.R. Bard, Inc.	438,260
5,878	Centene Corp.(b)	466,831
6,425	Cerner Corp.(b)	413,577
2,649	Cigna Corp.	459,760
1,952	Cooper Cos., Inc. (The)	476,034
4,942	Danaher Corp.	402,723

6,611	DENTSPLY Sirona, Inc.	$410,080
3,724	Edwards Lifesciences Corp.(b)	428,930
5,383	Eli Lilly & Co.	444,959
5,214	HCA Healthcare, Inc.(b)	418,893
2,323	Henry Schein, Inc.(b)	423,274
468	Intuitive Surgical, Inc.(b)	439,106
3,349	Johnson & Johnson	444,479
7,019	LifePoint Health, Inc.(b)	416,929
7,859	MEDNAX, Inc.(b)	369,216
5,067	Medtronic PLC	425,476
6,448	Merck & Co., Inc.	411,898
12,860	Pfizer, Inc.	426,438
12,164	Premier, Inc., Class A(b)	424,524
6,005	ResMed, Inc.	463,106
2,937	Stryker Corp.	432,033
2,445	UnitedHealth Group, Inc.	468,975
4,315	Varian Medical Systems, Inc.(b)	419,073
2,492	WellCare Health Plans, Inc.(b)	441,059

		12,646,002

	Industrials - 11.5%
2,054	3M Co.	413,203
6,683	AGCO Corp.	482,112
8,815	BWX Technologies, Inc.	464,374
6,265	C.H. Robinson Worldwide, Inc.	410,984
4,144	Carlisle Cos., Inc.	404,413
3,781	Copa Holdings SA, Class A (Panama)	474,364
5,533	Crane Co.	417,742
3,499	Deere & Co.	448,852
4,100	Dun & Bradstreet Corp. (The)	454,116
8,001	Expeditors International of Washington, Inc.	471,099
9,726	Fastenal Co.	417,829
2,066	General Dynamics Corp.	405,618
15,336	General Electric Co.	392,755
3,821	Graco, Inc.	443,389
5,787	HEICO Corp.	465,101
3,230	Honeywell International, Inc.	439,668
2,145	Huntington Ingalls Industries, Inc.	442,106
19,158	JetBlue Airways Corp.(b)	420,135
6,337	Kirby Corp.(b)	385,923
2,491	L3 Technologies, Inc.	435,850
4,781	Lincoln Electric Holdings, Inc.	417,190
1,494	Lockheed Martin Corp.	436,442
5,002	MSC Industrial Direct Co., Inc., Class A	356,192
10,911	Nielsen Holdings PLC	469,282
1,620	Northrop Grumman Corp.	426,271
4,130	Orbital ATK, Inc.	422,003
28,885	Pitney Bowes, Inc.	454,650
2,612	Raytheon Co.	448,663
6,602	Republic Services, Inc.	423,980
9,748	Rollins, Inc.	423,161
2,598	Snap-on, Inc.	400,612
7,853	Spirit AeroSystems Holdings, Inc., Class A	474,557
7,908	Spirit Airlines, Inc.(b)	307,226
5,135	Stericycle, Inc.(b)	395,806
6,256	Toro Co. (The)	444,739
1,595	TransDigm Group, Inc.	450,013
4,031	United Parcel Service, Inc., Class B	444,579
3,462	United Technologies Corp.	410,489
5,281	Verisk Analytics, Inc.(b)	460,820
2,480	W.W. Grainger, Inc.	413,515
5,759	Waste Management, Inc.	432,789
3,034	Watsco, Inc.	457,436
8,211	Xylem, Inc.	465,810

		18,525,858

Schedule of Investments(a)

	Information Technology - 11.7%
7,331	Activision Blizzard, Inc.	$452,909
3,019	Adobe Systems, Inc.(b)	442,253
9,079	Akamai Technologies, Inc.(b)	427,984
214	Alphabet, Inc., Class A(b)	202,337
217	Alphabet, Inc., Class C(b)	201,918
6,481	Amdocs Ltd.	435,329
5,629	Amphenol Corp., Class A	431,294
4,102	Automatic Data Processing, Inc.	487,769
10,773	Black Knight Financial Services, Inc., Class A(b)	457,852
5,533	Broadridge Financial Solutions, Inc.	419,733
33,244	Brocade Communications Systems, Inc.	419,872
13,438	CA, Inc.	417,116
6,276	Cognizant Technology Solutions Corp., Class A	435,052
1,693	Coherent, Inc.(b)	448,645
9,697	CoreLogic, Inc.(b)	441,698
8,502	Dolby Laboratories, Inc., Class A	439,979
7,273	EchoStar Corp., Class A(b)	441,689
3,705	Electronic Arts, Inc.(b)	432,522
4,911	Euronet Worldwide, Inc.(b)	474,452
3,277	F5 Networks, Inc.(b)	395,698
2,831	Facebook, Inc., Class A(b)	479,147
3,352	Fiserv, Inc.(b)	430,732
11,082	FLIR Systems, Inc.	413,580
15,718	Genpact Ltd.	455,822
3,831	Harris Corp.	438,535
2,985	Intuit, Inc.	409,572
3,953	Jack Henry & Associates, Inc.	424,236
4,037	KLA-Tencor Corp.	373,947
3,486	Mastercard, Inc., Class A	445,511
21,554	Match Group, Inc.(b)	393,361
6,133	Microsoft Corp.	445,869
5,124	Motorola Solutions, Inc.	464,644
11,217	National Instruments Corp.	461,467
9,402	Oracle Corp.	469,442
8,195	PayPal Holdings, Inc.(b)	479,817
7,331	QUALCOMM, Inc.	389,936
18,720	Sabre Corp.	414,274
5,597	Take-Two Interactive Software, Inc.(b)	444,850
2,458	Tyler Technologies, Inc.(b)	422,309
6,694	Vantiv, Inc., Class A(b)	425,404
4,766	VeriSign, Inc.(b)	482,176
4,499	Visa, Inc., Class A	447,920
22,076	Western Union Co. (The)	436,001
6,294	Xilinx, Inc.	398,158

		18,752,811

	Materials - 3.7%
5,038	AptarGroup, Inc.	407,725
10,477	Ball Corp.	438,986
9,599	Bemis Co., Inc.	406,710
8,222	Cabot Corp.	446,701
4,932	Celanese Corp., Series A	474,310
7,272	Crown Holdings, Inc.(b)	432,466
3,045	International Flavors & Fragrances, Inc.	405,533
3,576	Monsanto Co.	417,748
902	NewMarket Corp.	415,019
4,943	Scotts Miracle-Gro Co. (The)	474,479
9,453	Sealed Air Corp.	411,300
13,199	Silgan Holdings, Inc.	399,930
12,247	Southern Copper Corp. (Peru)	481,797
47,442	Tahoe Resources, Inc.	259,508

		5,872,212

	Real Estate - 11.7%
8,847	American Campus Communities, Inc. REIT	424,125
3,266	American Tower Corp. REIT	445,254

22,429	Apple Hospitality REIT, Inc. REIT	$414,039
23,808	Brixmor Property Group, Inc. REIT	466,399
5,141	Camden Property Trust REIT	461,148
3,989	CoreSite Realty Corp. REIT	433,126
4,131	Crown Castle International Corp. REIT	415,496
16,821	CubeSmart REIT	414,806
8,127	DCT Industrial Trust, Inc. REIT	457,875
3,553	Digital Realty Trust, Inc. REIT	409,803
14,644	Duke Realty Corp. REIT	418,672
7,812	DuPont Fabros Technology, Inc. REIT	486,922
5,921	EPR Properties REIT	428,562
953	Equinix, Inc. REIT	429,546
13,492	Equity Commonwealth REIT(b)	426,077
4,975	Equity LifeStyle Properties, Inc. REIT	434,317
5,420	Extra Space Storage, Inc. REIT	430,890
3,489	Federal Realty Investment Trust REIT	462,746
19,163	GGP, Inc. REIT	433,275
13,682	Healthcare Trust of America, Inc., Class A REIT	418,532
8,330	Highwoods Properties, Inc. REIT	429,162
24,342	Kimco Realty Corp. REIT	491,222
5,605	Life Storage, Inc. REIT	409,389
7,313	Macerich Co. (The) REIT	419,693
4,119	Mid-America Apartment Communities, Inc. REIT	426,440
11,165	National Retail Properties, Inc. REIT	446,377
13,635	OMEGA Healthcare Investors, Inc. REIT	430,730
18,376	Outfront Media, Inc. REIT	420,259
1,950	Public Storage REIT	400,862
7,801	Realty Income Corp. REIT	445,125
7,018	Regency Centers Corp. REIT	464,732
34,921	Retail Properties of America, Inc., Class A REIT	462,005
3,039	SBA Communications Corp. REIT(b)	418,014
19,861	Senior Housing Properties Trust REIT	386,296
2,768	Simon Property Group, Inc. REIT	438,728
59,223	Spirit Realty Capital, Inc. REIT	469,638
20,933	STORE Capital Corp. REIT	489,623
4,875	Sun Communities, Inc. REIT	433,924
16,483	Tanger Factory Outlet Centers, Inc. REIT	435,646
6,866	Taubman Centers, Inc. REIT	390,469
6,315	Ventas, Inc. REIT	425,315
13,954	Weingarten Realty Investors REIT	452,947
5,788	Welltower, Inc. REIT	424,781

		18,722,987

	Telecommunication Services - 1.8%
10,897	AT&T, Inc.	424,983
16,828	CenturyLink, Inc.	391,588
7,055	Level 3 Communications, Inc.(b)	413,988
6,227	T-Mobile US, Inc.(b)	383,957
10,506	United States Cellular Corp.(b)	397,967
9,003	Verizon Communications, Inc.	435,745
13,056	Zayo Group Holdings, Inc.(b)	428,106

		2,876,334

	Utilities - 8.9%
10,125	Alliant Energy Corp.	410,366
7,399	Ameren Corp.	415,084
5,850	American Electric Power Co., Inc.	412,659
5,493	American Water Works Co., Inc.	445,482
12,844	Aqua America, Inc.	428,733
5,156	Atmos Energy Corp.	447,335
33,234	Calpine Corp.(b)	477,905
14,676	CenterPoint Energy, Inc.	413,716
8,856	CMS Energy Corp.	409,502
5,072	Consolidated Edison, Inc.	420,266
5,199	Dominion Energy, Inc.	401,259

Schedule of Investments(a)

3,833	DTE Energy Co.	$410,361
4,901	Duke Energy Corp.	417,173
5,147	Edison International	404,966
6,764	Eversource Energy	411,184
11,563	Exelon Corp.	443,325
14,942	Great Plains Energy, Inc.	461,110
12,669	Hawaiian Electric Industries, Inc.	417,950
15,418	MDU Resources Group, Inc.	406,264
7,398	National Fuel Gas Co.	438,036
3,038	NextEra Energy, Inc.	443,821
16,106	NiSource, Inc.	419,722
6,140	PG&E Corp.	415,617
4,753	Pinnacle West Capital Corp.	412,228
10,521	PPL Corp.	403,270
9,350	Public Service Enterprise Group, Inc.	420,470
6,155	SCANA Corp.	396,197
3,604	Sempra Energy	407,288
8,296	Southern Co. (The)	397,627
8,203	UGI Corp.	414,005
6,845	Vectren Corp.	411,453
6,689	WEC Energy Group, Inc.	421,206
7,930	Westar Energy, Inc.	402,448
8,763	Xcel Energy, Inc.	414,578

		14,272,606

	Total Investments (Cost $148,507,396)(c) - 100.0%	160,475,668
	Other assets less liabilities - 0.0%	39,165

	Net Assets - 100.0%	$160,514,833

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $150,074,105. The net unrealized appreciation was $10,401,563, which consisted of aggregate gross unrealized appreciation of $16,599,831 and aggregate gross unrealized depreciation of $6,198,268.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Enhanced Value Portfolio (SPVU)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.6%
2,156	AutoNation, Inc.(b)	$91,371
5,544	Best Buy Co., Inc.	323,437
6,707	D.R. Horton, Inc.	239,373
2,438	Foot Locker, Inc.	115,049
126,369	Ford Motor Co.	1,417,860
4,594	Gap, Inc. (The)	109,475
50,426	General Motors Co.	1,814,327
6,397	Goodyear Tire & Rubber Co. (The)	201,569
6,328	Kohl’s Corp.	261,663
3,718	Lennar Corp., Class A	194,972
9,989	Macy’s, Inc.	237,239
2,691	Michael Kors Holdings Ltd.(b)	98,060
6,338	News Corp., Class A	90,697
2,015	Nordstrom, Inc.	97,869
5,802	PulteGroup, Inc.	141,685
1,341	PVH Corp.	159,968
1,800	Signet Jewelers Ltd.	110,088
9,244	Staples, Inc.	93,827
14,232	Target Corp.	806,527
5,922	Viacom, Inc., Class B	206,796
1,324	Whirlpool Corp.	235,513

		7,047,365

	Consumer Staples - 14.5%
16,479	Archer-Daniels-Midland Co.	695,084
23,597	CVS Health Corp.	1,886,108
22,948	Kroger Co. (The)	562,685
3,418	Molson Coors Brewing Co., Class B	304,133
6,291	Tyson Foods, Inc., Class A	398,598
13,192	Walgreens Boots Alliance, Inc.	1,064,199
30,033	Wal-Mart Stores, Inc.	2,402,340
4,578	Whole Foods Market, Inc.	191,177

		7,504,324

	Energy - 5.9%
3,110	Andeavor(b)	309,538
11,435	Marathon Petroleum Corp.	640,245
9,393	Phillips 66	786,664
12,994	TechnipFMC PLC (United Kingdom)(b)	370,849
14,067	Valero Energy Corp.	970,201

		3,077,497

	Financials - 41.5%
5,142	Aflac, Inc.	410,075
4,768	Allstate Corp. (The)	433,888
10,549	American International Group, Inc.	690,432
852	Assurant, Inc.	89,690
41,621	Bank of America Corp.	1,003,899
10,877	Bank of New York Mellon Corp. (The)	576,807
8,579	BB&T Corp.	405,958
11,862	Berkshire Hathaway, Inc., Class B(b)	2,075,494
7,901	Capital One Financial Corp.	680,908
5,326	Chubb Ltd.	780,046
31,916	Citigroup, Inc.	2,184,650
6,843	Citizens Financial Group, Inc.	240,052
4,019	Discover Financial Services	244,918
9,311	Fifth Third Bancorp	248,604

4,869	Goldman Sachs Group, Inc. (The)	$1,097,132
5,113	Hartford Financial Services Group, Inc. (The)	281,215
23,537	JPMorgan Chase & Co.	2,160,697
5,743	Leucadia National Corp.	149,490
3,882	Lincoln National Corp.	283,619
4,195	Loews Corp.	204,213
12,890	MetLife, Inc.	708,950
18,747	Morgan Stanley	879,234
4,335	Navient Corp.	63,941
3,925	People’s United Financial, Inc.	68,452
4,872	PNC Financial Services Group, Inc. (The)	627,514
2,971	Principal Financial Group, Inc.	198,314
8,195	Prudential Financial, Inc.	927,920
15,204	Regions Financial Corp.	221,978
5,691	SunTrust Banks, Inc.	326,037
8,575	Synchrony Financial	259,994
3,641	Travelers Cos., Inc. (The)	466,376
3,820	Unum Group	191,497
37,914	Wells Fargo & Co.	2,045,081
3,684	XL Group Ltd. (Bermuda)	163,570
2,179	Zions Bancorporation	98,752

		21,489,397

	Health Care - 12.5%
7,402	Allergan PLC	1,867,747
3,620	AmerisourceBergen Corp.	339,628
5,614	Anthem, Inc.	1,045,383
7,610	Cardinal Health, Inc.	587,949
4,289	Centene Corp.(b)	340,632
3,144	DaVita, Inc.(b)	203,668
4,557	Express Scripts Holding Co.(b)	285,451
2,366	Humana, Inc.	547,019
6,381	McKesson Corp.	1,032,893
1,164	Patterson Cos., Inc.	48,562
1,421	Universal Health Services, Inc., Class B	157,489

		6,456,421

	Industrials - 4.1%
8,801	American Airlines Group, Inc.	443,922
14,063	Delta Air Lines, Inc.	694,150
3,544	Fluor Corp.	153,916
2,426	Jacobs Engineering Group, Inc.	127,899
3,367	Quanta Services, Inc.(b)	113,569
4,795	Textron, Inc.	235,578
5,444	United Continental Holdings, Inc.(b)	368,450

		2,137,484

	Information Technology - 3.6%
17,472	Corning, Inc.	509,134
49,680	Hewlett Packard Enterprise Co.	869,897
25,858	HP, Inc.	493,888

		1,872,919

	Materials - 1.7%
2,264	Eastman Chemical Co.	188,274
5,835	LyondellBasell Industries NV, Class A	525,675
6,735	Mosaic Co. (The)	162,583

		876,532

	Telecommunication Services - 0.5%
12,069	CenturyLink, Inc.	280,846

	Utilities - 2.1%
4,210	Consolidated Edison, Inc.	348,841
18,607	Exelon Corp.	713,392

		1,062,233

	Total Investments (Cost $49,741,763)(c) -100.0%	51,805,018
	Other assets less liabilities - 0.0%	3,266

	Net Assets - 100.0%	$51,808,284

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $49,754,539. The net unrealized appreciation was $2,050,479, which consisted of aggregate gross unrealized appreciation of $2,319,198 and aggregate gross unrealized depreciation of $268,719.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.0%
1,637	AutoZone, Inc.(b)	$883,685
35,514	Comcast Corp., Class A	1,436,541
11,968	Genuine Parts Co.	1,016,442
8,196	Home Depot, Inc. (The)	1,226,122
20,828	Leggett & Platt, Inc.	1,003,493
9,371	McDonald’s Corp.	1,453,817
13,779	Omnicom Group, Inc.	1,084,959
16,243	Ross Stores, Inc.	898,563
20,290	Starbucks Corp.	1,095,254
14,710	TJX Cos., Inc. (The)	1,034,260
14,312	Walt Disney Co. (The)	1,573,318
17,499	Yum! Brands, Inc.	1,320,825

		14,027,279

	Consumer Staples - 8.1%
24,162	Brown-Forman Corp., Class B	1,193,603
35,241	Coca-Cola Co. (The)	1,615,447
6,964	Costco Wholesale Corp.	1,103,864
11,775	Estee Lauder Cos., Inc. (The), Class A	1,165,607
14,076	PepsiCo, Inc.	1,641,402
16,578	Procter & Gamble Co. (The)	1,505,614
20,407	Sysco Corp.	1,073,816
12,680	Walgreens Boots Alliance, Inc.	1,022,896

		10,322,249

	Energy - 1.9%
11,103	Chevron Corp.	1,212,337
15,014	Exxon Mobil Corp.	1,201,720

		2,414,057

	Financials - 18.7%
18,751	Aflac, Inc.	1,495,392
18,715	Allstate Corp. (The)	1,703,065
10,163	Aon PLC	1,404,222
23,084	Arthur J. Gallagher & Co.	1,357,108
8,687	Berkshire Hathaway, Inc., Class B(b)	1,519,964
13,342	CBOE Holdings, Inc.	1,261,219
10,146	Chubb Ltd.	1,485,983
16,844	Cincinnati Financial Corp.	1,282,839
9,209	CME Group, Inc.	1,129,208
28,403	Loews Corp.	1,382,658
19,161	Marsh & McLennan Cos., Inc.	1,493,983
19,158	Nasdaq, Inc.	1,424,781
34,300	Progressive Corp. (The)	1,616,559
7,585	S&P Global, Inc.	1,164,980
17,590	Torchmark Corp.	1,389,082
11,373	Travelers Cos., Inc. (The)	1,456,768
22,765	U.S. Bancorp	1,201,537

		23,769,348

	Health Care - 10.9%
23,403	Abbott Laboratories	1,150,960
6,021	Becton, Dickinson and Co.	1,212,629
5,390	Cooper Cos., Inc. (The)	1,314,459
15,846	Danaher Corp.	1,291,291

17,233	DENTSPLY Sirona, Inc.	$1,068,963
13,206	Johnson & Johnson	1,752,700
13,267	Medtronic PLC	1,114,030
35,842	Pfizer, Inc.	1,188,521
11,020	Quest Diagnostics, Inc.	1,193,576
8,372	Stryker Corp.	1,231,521
6,861	UnitedHealth Group, Inc.	1,316,009

		13,834,659

	Industrials - 23.8%
8,312	3M Co.	1,672,125
17,539	AMETEK, Inc.	1,080,052
5,850	Boeing Co. (The)	1,418,391
16,993	C.H. Robinson Worldwide, Inc.	1,114,741
8,540	Cintas Corp.	1,151,619
7,741	Equifax, Inc.	1,125,851
23,196	Expeditors International of Washington, Inc.	1,365,780
6,438	General Dynamics Corp.	1,263,973
47,809	General Electric Co.	1,224,388
9,751	Honeywell International, Inc.	1,327,306
9,184	Illinois Tool Works, Inc.	1,292,281
6,226	L3 Technologies, Inc.	1,089,363
4,395	Lockheed Martin Corp.	1,283,911
5,399	Northrop Grumman Corp.	1,420,639
7,933	Raytheon Co.	1,362,651
26,677	Republic Services, Inc.	1,713,197
10,307	Rockwell Collins, Inc.	1,098,005
5,063	Roper Technologies, Inc.	1,176,945
8,085	Stanley Black & Decker, Inc.	1,137,479
13,085	United Parcel Service, Inc., Class B	1,443,145
11,367	United Technologies Corp.	1,347,785
17,360	Verisk Analytics, Inc.(b)	1,514,834
22,582	Waste Management, Inc.	1,697,037

		30,321,498

	Information Technology - 18.9%
8,791	Accenture PLC, Class A	1,132,457
7,543	Adobe Systems, Inc.(b)	1,104,974
18,425	Amphenol Corp., Class A	1,411,724
6,824	Apple, Inc.	1,014,934
12,618	Automatic Data Processing, Inc.	1,500,406
33,205	CA, Inc.	1,030,683
37,447	Cisco Systems, Inc.	1,177,708
13,142	Fidelity National Information Services, Inc.	1,198,813
10,995	Fiserv, Inc.(b)	1,412,858
10,629	Harris Corp.	1,216,702
29,420	Intel Corp.	1,043,527
8,030	International Business Machines Corp.	1,161,700
8,145	Intuit, Inc.	1,117,575
10,046	Mastercard, Inc., Class A	1,283,879
16,796	Microsoft Corp.	1,221,069
12,456	Motorola Solutions, Inc.	1,129,510
25,505	Oracle Corp.	1,273,465
20,991	Paychex, Inc.	1,214,329
14,913	Synopsys, Inc.(b)	1,141,888
12,435	Visa, Inc., Class A	1,238,029

		24,026,230

	Materials - 4.9%
8,550	Air Products & Chemicals, Inc.	1,215,382
18,155	Dow Chemical Co. (The)	1,166,277
11,549	Ecolab, Inc.	1,520,657
7,893	International Flavors & Fragrances, Inc.	1,051,190
9,482	Praxair, Inc.	1,234,177

		6,187,683

	Real Estate - 0.7%
11,325	Vornado Realty Trust REIT	898,639

Schedule of Investments(a)

	Telecommunication Services - 1.1%
34,213	AT&T, Inc.	$1,334,307

	Total Investments (Cost $115,940,906)(c) - 100.0%	127,135,949
	Other assets less liabilities - 0.0%	17,282

	Net Assets - 100.0%	$127,153,231

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $116,954,729. The net unrealized appreciation was $10,181,220, which consisted of aggregate gross unrealized appreciation of $12,945,067 and aggregate gross unrealized depreciation of $2,763,847.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.2%
47,118	BorgWarner, Inc.	$2,202,295
21,762	Delphi Automotive PLC	1,967,720
48,343	Goodyear Tire & Rubber Co. (The)	1,523,288
15,861	PVH Corp.	1,892,059
185,787	Staples, Inc.	1,885,738
76,525	Under Armour, Inc., Class A(b)	1,532,031

		11,003,131

	Energy - 13.9%
30,570	Anadarko Petroleum Corp.	1,396,132
18,387	Andeavor(b)	1,830,058
29,668	Apache Corp.	1,467,973
462,461	Chesapeake Energy Corp.(b)	2,293,807
13,483	Cimarex Energy Co.	1,335,221
12,223	Concho Resources, Inc.(b)	1,592,168
33,964	ConocoPhillips	1,540,947
52,275	Devon Energy Corp.	1,741,280
26,683	Helmerich & Payne, Inc.	1,350,693
37,815	Hess Corp.	1,684,280
150,139	Marathon Oil Corp.	1,836,200
36,408	Marathon Petroleum Corp.	2,038,484
54,102	National Oilwell Varco, Inc.	1,769,676
45,890	Newfield Exploration Co.(b)	1,318,420
49,221	TechnipFMC PLC (United Kingdom)(b)	1,404,767

		24,600,106

	Financials - 36.3%
12,980	Affiliated Managers Group, Inc.	2,412,073
15,524	Ameriprise Financial, Inc.	2,249,117
74,427	Bank of America Corp.	1,795,179
32,054	Bank of New York Mellon Corp. (The)	1,699,824
4,021	BlackRock, Inc.	1,715,077
20,502	Capital One Financial Corp.	1,766,862
52,100	Charles Schwab Corp. (The)	2,235,090
29,705	Citigroup, Inc.	2,033,307
51,708	Citizens Financial Group, Inc.	1,813,917
28,813	Comerica, Inc.	2,083,468
57,444	E*TRADE Financial Corp.(b)	2,355,204
74,707	Fifth Third Bancorp	1,994,677
44,706	Franklin Resources, Inc.	2,001,935
7,214	Goldman Sachs Group, Inc. (The)	1,625,531
143,303	Huntington Bancshares, Inc.	1,898,765
69,731	Invesco Ltd.(c)	2,424,547
99,044	KeyCorp	1,786,754
69,785	Leucadia National Corp.	1,816,504
32,658	Lincoln National Corp.	2,385,993
35,232	MetLife, Inc.	1,937,760
13,159	Moody’s Corp.	1,732,119
45,674	Morgan Stanley	2,142,111
131,459	Navient Corp.	1,939,020
17,150	Northern Trust Corp.	1,500,796
28,083	Principal Financial Group, Inc.	1,874,540
15,107	Prudential Financial, Inc.	1,710,566
23,379	Raymond James Financial, Inc.	1,944,899
141,537	Regions Financial Corp.	2,066,440

19,933	State Street Corp.	$1,858,354
29,273	SunTrust Banks, Inc.	1,677,050
62,383	Synchrony Financial	1,891,453
35,577	Unum Group	1,783,475
47,664	Zions Bancorporation	2,160,132

		64,312,539

	Health Care - 3.2%
8,254	Illumina, Inc.(b)	1,434,958
14,208	Incyte Corp.(b)	1,893,784
15,082	Vertex Pharmaceuticals, Inc.(b)	2,289,749

		5,618,491

	Industrials - 19.4%
43,484	American Airlines Group, Inc.	2,193,333
70,573	Arconic, Inc.	1,749,505
15,494	Caterpillar, Inc.	1,765,541
10,429	Cummins, Inc.	1,751,029
36,629	Delta Air Lines, Inc.	1,808,007
20,197	Dover Corp.	1,696,548
21,222	Eaton Corp. PLC	1,660,622
26,025	Emerson Electric Co.	1,551,350
36,830	Flowserve Corp.	1,514,818
36,338	Fluor Corp.	1,578,159
17,445	Ingersoll-Rand PLC	1,533,067
41,305	Masco Corp.	1,574,960
27,496	PACCAR, Inc.	1,882,101
10,097	Parker-Hannifin Corp.	1,675,900
23,978	Pentair PLC (United Kingdom)	1,512,293
50,184	Quanta Services, Inc.(b)	1,692,706
32,862	Robert Half International, Inc.	1,487,006
10,136	Rockwell Automation, Inc.	1,672,744
26,255	United Continental Holdings, Inc.(b)	1,776,938
19,648	United Rentals, Inc.(b)	2,337,326

		34,413,953

	Information Technology - 11.4%
181,033	Advanced Micro Devices, Inc.(b)	2,463,859
21,102	Autodesk, Inc.(b)	2,337,891
20,962	DXC Technology Co.	1,643,002
81,820	Hewlett Packard Enterprise Co.	1,432,668
77,654	HP, Inc.	1,483,191
68,893	Micron Technology, Inc.(b)	1,937,271
39,796	NetApp, Inc.	1,727,942
25,535	Qorvo, Inc.(b)	1,750,680
48,802	Seagate Technology PLC	1,608,514
18,046	Skyworks Solutions, Inc.	1,892,484
23,521	Western Digital Corp.	2,002,107

		20,279,609

	Materials - 5.7%
63,720	CF Industries Holdings, Inc.	1,870,182
210,985	Freeport-McMoRan, Inc.(b)	3,084,601
68,749	Mosaic Co. (The)	1,659,601
31,461	Nucor Corp.	1,814,356
30,756	WestRock Co.	1,766,009

		10,194,749

	Real Estate - 2.1%
56,591	CBRE Group, Inc., Class A(b)	2,149,892
45,691	Weyerhaeuser Co. REIT	1,508,717

		3,658,609

	Utilities - 1.8%
126,530	NRG Energy, Inc.	3,115,169

	Total Investments (Cost $178,215,091)(d) - 100.0%	177,196,356
	Other assets less liabilities - 0.0%	40,633

	Net Assets - 100.0%	$177,236,989

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$5,013,644	$9,191,397	$(12,744,011)	$785,035	$178,482	$2,424,547	$164,544

(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $182,975,078. The net unrealized depreciation was $5,778,722, which consisted of aggregate gross unrealized appreciation of $8,468,493 and aggregate gross unrealized depreciation of $14,247,215.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Low Volatility (SPHD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 2.7%
216	Coach, Inc.	$10,182
7,317,111	Ford Motor Co.	82,097,985
164	General Motors Co.	5,901

		82,114,068

	Consumer Staples - 11.3%
694,936	Altria Group, Inc.	45,149,992
1,115,715	Archer-Daniels-Midland Co.	47,060,859
1,103,181	Coca-Cola Co. (The)	50,569,817
980,092	General Mills, Inc.	54,551,921
690,350	Kellogg Co.	46,943,800
240	Kimberly-Clark Corp.	29,558
459,366	Philip Morris International, Inc.	53,612,606
540,994	Procter & Gamble Co. (The)	49,133,075

		347,051,628

	Energy - 9.9%
616,738	Chevron Corp.	67,341,622
721,607	Exxon Mobil Corp.	57,757,424
1,316,792	Occidental Petroleum Corp.	81,548,929
583,870	Phillips 66	48,899,112
704,618	Schlumberger Ltd.	48,336,795

		303,883,882

	Financials - 7.3%
589,449	CME Group, Inc.	72,278,237
1,364,030	Invesco Ltd.(b)	47,427,323
3,371,582	People’s United Financial, Inc.	58,800,390
568,306	T. Rowe Price Group, Inc.	47,010,272

		225,516,222

	Health Care - 3.4%
695,794	AbbVie, Inc.	48,642,959
4	Merck & Co., Inc.	255
1,706,943	Pfizer, Inc.	56,602,230

		105,245,444

	Industrials - 4.8%
26	Caterpillar, Inc.	2,963
589,203	Eaton Corp. PLC	46,105,135
824,368	Emerson Electric Co.	49,140,576
2,130,910	General Electric Co.	54,572,605

		149,821,279

	Information Technology - 10.1%
1,653,127	Cisco Systems, Inc.	51,990,844
2,391,771	HP, Inc.	45,682,826
1,393,062	Intel Corp.	49,411,909
391,042	International Business Machines Corp.	56,572,046
874,370	Paychex, Inc.	50,582,305
2,828,113	Western Union Co. (The)	55,855,232
207	Xerox Corp.	6,349

		310,101,511

	Materials - 1.6%
58	Dow Chemical Co. (The)	3,726
876,694	International Paper Co.	48,200,636

		48,204,362

	Real Estate - 24.3%
252	Crown Castle International Corp. REIT	25,346

783,662	Extra Space Storage, Inc. REIT	$62,301,129
2,591,830	HCP, Inc. REIT	82,031,419
3,754,186	Host Hotels & Resorts, Inc. REIT	70,053,111
2,612,632	Iron Mountain, Inc. REIT	95,178,184
4,659,556	Kimco Realty Corp. REIT	94,029,840
1,277,912	Macerich Co. (The) REIT	73,339,370
1,208,754	Realty Income Corp. REIT	68,971,503
404,689	Simon Property Group, Inc. REIT	64,143,207
995,487	Ventas, Inc. REIT	67,046,049
973,604	Welltower, Inc. REIT	71,452,798
313	Weyerhaeuser Co. REIT	10,335

		748,582,291

	Telecommunication Services - 5.6%
2,186,548	AT&T, Inc.	85,275,372
1,813,295	Verizon Communications, Inc.	87,763,478

		173,038,850

	Utilities - 18.9%
269	AES Corp. (The)	3,007
2,097,544	CenterPoint Energy, Inc.	59,129,765
265	Consolidated Edison, Inc.	21,958
762,105	Dominion Energy, Inc.	58,819,264
745,539	Duke Energy Corp.	63,460,280
909,946	Entergy Corp.	69,811,057
1,482,346	Exelon Corp.	56,833,146
2,434,655	FirstEnergy Corp.	77,689,841
1,608,667	PPL Corp.	61,660,206
1,366,796	Public Service Enterprise Group, Inc.	61,464,816
1,539,093	Southern Co. (The)	73,768,728

		582,662,068

	Total Investments (Cost $3,048,192,285)(c) - 99.9%	3,076,221,605
	Other assets less liabilities - 0.1%	3,691,463

	Net Assets - 100.0%	$3,079,913,068

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$–	$47,453,103	$–	$(25,780)	$–	$47,427,323	$–

(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,061,359,279. The net unrealized appreciation was $14,862,326, which consisted of aggregate gross unrealized appreciation of $88,571,699 and aggregate gross unrealized depreciation of $73,709,373.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.8%
1,888,276	Comcast Corp., Class A	$76,380,764
435,810	Home Depot, Inc. (The)	65,197,176
498,255	McDonald’s Corp.	77,299,281
732,614	Omnicom Group, Inc.	57,686,026
1,078,812	Starbucks Corp.	58,234,272
782,088	TJX Cos., Inc. (The)	54,988,607
760,919	Walt Disney Co. (The)	83,647,826
930,380	Yum! Brands, Inc.	70,225,082

		543,659,034

	Consumer Staples - 13.8%
1,037,723	Altria Group, Inc.	67,420,863
1,284,710	Brown-Forman Corp., Class B	63,464,674
535,846	Clorox Co. (The)	71,530,083
1,873,728	Coca-Cola Co. (The)	85,891,692
948,362	Colgate-Palmolive Co.	68,471,736
370,263	Costco Wholesale Corp.	58,690,388
710,854	Dr Pepper Snapple Group, Inc.	64,801,451
1,070,044	General Mills, Inc.	59,558,649
841,512	Kellogg Co.	57,222,816
539,928	Kimberly-Clark Corp.	66,497,532
677,327	McCormick & Co., Inc.	64,549,263
748,406	PepsiCo, Inc.	87,271,624
548,703	Philip Morris International, Inc.	64,039,127
881,438	Procter & Gamble Co. (The)	80,052,199

		959,462,097

	Energy - 1.9%
590,342	Chevron Corp.	64,459,443
798,283	Exxon Mobil Corp.	63,894,571

		128,354,014

	Financials - 16.4%
996,953	Aflac, Inc.	79,507,002
995,014	Allstate Corp. (The)	90,546,274
540,392	Aon PLC	74,665,963
1,227,358	Arthur J. Gallagher & Co.	72,156,377
461,888	Berkshire Hathaway, Inc., Class B(b)	80,816,543
709,414	CBOE Holdings, Inc.	67,060,905
539,449	Chubb Ltd.	79,007,701
895,583	Cincinnati Financial Corp.	68,207,601
1,510,169	Loews Corp.	73,515,027
1,018,765	Marsh & McLennan Cos., Inc.	79,433,107
1,018,584	Nasdaq, Inc.	75,752,092
1,823,727	Progressive Corp. (The)	85,952,253
935,216	Torchmark Corp.	73,854,007
604,697	Travelers Cos., Inc. (The)	77,455,639
1,210,374	U.S. Bancorp	63,883,540

		1,141,814,031

	Health Care - 7.1%
286,551	Cooper Cos., Inc. (The)	69,881,192
842,503	Danaher Corp.	68,655,570
702,159	Johnson & Johnson	93,190,543
1,905,698	Pfizer, Inc.	63,192,946
585,917	Quest Diagnostics, Inc.	63,460,670
445,121	Stryker Corp.	65,477,299

364,821	UnitedHealth Group, Inc.	$69,976,316

		493,834,536

	Industrials - 17.0%
441,969	3M Co.	88,910,904
903,505	C.H. Robinson Worldwide, Inc.	59,269,928
1,233,310	Expeditors International of Washington, Inc.	72,617,293
342,263	General Dynamics Corp.	67,196,495
2,541,921	General Electric Co.	65,098,597
518,480	Honeywell International, Inc.	70,575,498
488,302	Illinois Tool Works, Inc.	68,708,974
233,689	Lockheed Martin Corp.	68,267,567
287,028	Northrop Grumman Corp.	75,525,678
421,793	Raytheon Co.	72,451,384
1,418,403	Republic Services, Inc.	91,089,841
269,211	Roper Technologies, Inc.	62,580,789
695,726	United Parcel Service, Inc., Class B	76,731,620
604,339	United Technologies Corp.	71,656,475
923,025	Verisk Analytics, Inc.(b)	80,543,161
1,200,668	Waste Management, Inc.	90,230,200

		1,181,454,404

	Information Technology - 11.7%
70,420	Alphabet, Inc., Class C(b)	65,525,810
979,600	Amphenol Corp., Class A	75,056,952
670,906	Automatic Data Processing, Inc.	79,777,432
1,990,990	Cisco Systems, Inc.	62,616,636
584,590	Fiserv, Inc.(b)	75,119,815
565,128	Harris Corp.	64,690,202
426,964	International Business Machines Corp.	61,768,882
534,095	Mastercard, Inc., Class A	68,257,341
893,035	Microsoft Corp.	64,923,645
1,356,085	Oracle Corp.	67,709,324
1,116,085	Paychex, Inc.	64,565,517
661,095	Visa, Inc., Class A	65,818,618

		815,830,174

	Materials - 3.9%
454,585	Air Products & Chemicals, Inc.	64,619,258
965,310	Dow Chemical Co. (The)	62,011,515
614,046	Ecolab, Inc.	80,851,437
504,140	Praxair, Inc.	65,618,862

		273,101,072

	Real Estate - 2.7%
311,273	AvalonBay Communities, Inc. REIT	59,873,362
637,061	Crown Castle International Corp. REIT	64,075,595
490,666	Federal Realty Investment Trust REIT	65,077,032

		189,025,989

	Telecommunication Services - 2.1%
1,819,064	AT&T, Inc.	70,943,496
1,450,962	Verizon Communications, Inc.	70,226,561

		141,170,057

	Utilities - 15.6%
1,115,324	Ameren Corp.	62,569,676
966,933	American Electric Power Co., Inc.	68,207,454
2,211,609	CenterPoint Energy, Inc.	62,345,258
1,383,872	CMS Energy Corp.	63,990,241
749,689	Consolidated Edison, Inc.	62,119,231
775,451	Dominion Energy, Inc.	59,849,308
613,293	DTE Energy Co.	65,659,149
758,602	Duke Energy Corp.	64,572,202
815,375	Edison International	64,153,705
799,688	Entergy Corp.	61,352,063
1,057,282	Eversource Energy	64,272,173
448,754	NextEra Energy, Inc.	65,558,472
968,291	PG&E Corp.	65,543,618
745,728	Pinnacle West Capital Corp.	64,676,989

Schedule of Investments(a)

1,608,235	PPL Corp.	$61,643,648
1,378,721	Southern Co. (The)	66,082,097
1,361,810	Xcel Energy, Inc.	64,427,231

		1,087,022,515

	Total Investments (Cost $6,297,667,932)(c) - 100.0%	6,954,727,923
	Other assets less liabilities - 0.0%	1,485,261

	Net Assets-100.0%	$6,956,213,184

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $6,336,213,548. The net unrealized appreciation was $618,514,375, which consisted of aggregate gross unrealized appreciation of $709,802,030 and aggregate gross unrealized depreciation of $91,287,655.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Minimum Variance Portfolio (SPMV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.6%
672	Coach, Inc.	$31,678
306	Darden Restaurants, Inc.	25,667
444	H&R Block, Inc.	13,542
936	Hanesbrands, Inc.	21,453
610	L Brands, Inc.	28,298
402	Michael Kors Holdings Ltd.(b)	14,649
154	Mohawk Industries, Inc.(b)	38,344
1,024	NIKE, Inc., Class B	60,467
16	PVH Corp.	1,909
138	Ralph Lauren Corp., Class A	10,440
222	Ross Stores, Inc.	12,281
1,060	Starbucks Corp.	57,219
654	TJX Cos., Inc. (The)	45,983
812	VF Corp.	50,498
524	Yum! Brands, Inc.	39,552

		451,980

	Consumer Staples - 12.7%
480	Campbell Soup Co.	25,358
638	Church & Dwight Co., Inc.	34,037
552	Coca-Cola Co. (The)	25,304
818	Conagra Brands, Inc.	28,008
30	Dr Pepper Snapple Group, Inc.	2,735
32	Estee Lauder Cos., Inc. (The), Class A	3,168
954	General Mills, Inc.	53,100
670	Hormel Foods Corp.	22,894
292	JM Smucker Co. (The)	35,595
116	Kellogg Co.	7,888
278	McCormick & Co., Inc.	26,493
126	Monster Beverage Corp.(b)	6,646
388	Procter & Gamble Co. (The)	35,238
294	Tyson Foods, Inc., Class A	18,628

		325,092

	Energy - 1.5%
60	EQT Corp.	3,822
1,186	TechnipFMC PLC (United Kingdom)(b)	33,848

		37,670

	Financials - 10.4%
210	Aon PLC	29,016
384	Arthur J. Gallagher & Co.	22,575
16	Chubb Ltd.	2,343
366	Cincinnati Financial Corp.	27,875
780	Marsh & McLennan Cos., Inc.	60,817
286	Progressive Corp. (The)	13,479
600	T. Rowe Price Group, Inc.	49,632
470	Travelers Cos., Inc. (The)	60,202

		265,939

	Health Care - 13.1%
240	Becton, Dickinson and Co.	48,336
744	Cerner Corp.(b)	47,891
22	Cigna Corp.	3,818
304	Envision Healthcare Corp.(b)	17,155
198	Henry Schein, Inc.(b)	36,078
398	Johnson & Johnson	52,823

134	Medtronic PLC	$11,252
210	Patterson Cos., Inc.	8,761
264	PerkinElmer, Inc.	17,379
406	Stryker Corp.	59,723
36	UnitedHealth Group, Inc.	6,905
228	Universal Health Services, Inc., Class B	25,269

		335,390

	Industrials - 6.8%
210	Cintas Corp.	28,319
564	Republic Services, Inc.	36,220
316	Rockwell Collins, Inc.	33,663
214	Stericycle, Inc.(b)	16,495
792	Waste Management, Inc.	59,519

		174,216

	Information Technology - 16.5%
436	Accenture PLC, Class A	56,165
182	Adobe Systems, Inc.(b)	26,661
296	Analog Devices, Inc.	23,387
552	Automatic Data Processing, Inc.	65,638
176	CA, Inc.	5,463
672	Cisco Systems, Inc.	21,134
78	CSRA, Inc.	2,544
170	FLIR Systems, Inc.	6,344
142	Global Payments, Inc.	13,401
92	International Business Machines Corp.	13,310
198	Intuit, Inc.	27,168
854	Microsoft Corp.	62,086
784	Paychex, Inc.	45,354
840	QUALCOMM, Inc.	44,680
142	Xilinx, Inc.	8,983

		422,318

	Materials - 2.0%
1,364	Newmont Mining Corp.	50,700

	Real Estate - 7.9%
14	AvalonBay Communities, Inc. REIT	2,693
640	Crown Castle International Corp. REIT	64,371
196	Federal Realty Investment Trust REIT	25,995
194	HCP, Inc. REIT	6,140
416	Host Hotels & Resorts, Inc. REIT	7,763
1,178	Kimco Realty Corp. REIT	23,772
262	Public Storage REIT	53,859
452	UDR, Inc. REIT	17,669

		202,262

	Telecommunication Services - 3.3%
1,210	AT&T, Inc.	47,190
1,418	CenturyLink, Inc.	32,997
112	Verizon Communications, Inc.	5,421

		85,608

	Utilities - 8.2%
608	Ameren Corp.	34,109
70	American Electric Power Co., Inc.	4,938
46	Consolidated Edison, Inc.	3,811
376	Dominion Energy, Inc.	29,020
26	DTE Energy Co.	2,784
66	Edison International	5,193
104	Entergy Corp.	7,979
298	Eversource Energy	18,115
62	PG&E Corp.	4,197
996	Public Service Enterprise Group, Inc.	44,790
32	Sempra Energy	3,616
978	Southern Co. (The)	46,875
58	WEC Energy Group, Inc.	3,652

		209,079

Schedule of Investments(a)

	Total Common Stocks and Other Equity Interests (Cost $2,491,797)	$2,560,254

	Money Market Fund - 0.0%
80	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $80)	80

	Total Investments (Cost $2,491,877)(d) - 100.0%	2,560,334
	Other assets less liabilities - 0.0%	1,027

	Net Assets-100.0%	$2,561,361

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $68,457, which consisted of aggregate gross unrealized appreciation of $85,723 and aggregate gross unrealized depreciation of $17,266.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares S&P 500 Momentum Portfolio (SPMO)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.1%
79	Best Buy Co., Inc.	$4,609
89	Charter Communications, Inc., Class A(b)	34,880
1,742	Comcast Corp., Class A	70,464
91	Marriott International, Inc., Class A	9,481
15	Ulta Beauty, Inc.(b)	3,768

		123,202

	Consumer Staples - 0.5%
139	Sysco Corp.	7,314

	Energy - 1.9%
162	Anadarko Petroleum Corp.	7,398
349	Halliburton Co.	14,812
115	ONEOK, Inc.	6,506

		28,716

	Financials - 37.5%
111	Allstate Corp. (The)	10,101
263	American Express Co.	22,416
76	Aon PLC	10,501
86	Arthur J. Gallagher & Co.	5,056
3,220	Bank of America Corp.	77,666
267	BB&T Corp.	12,635
571	Berkshire Hathaway, Inc., Class B(b)	99,908
387	Charles Schwab Corp. (The)	16,602
192	Citizens Financial Group, Inc.	6,735
123	CME Group, Inc.	15,082
89	Comerica, Inc.	6,436
148	Discover Financial Services	9,019
80	E*TRADE Financial Corp.(b)	3,280
282	Fifth Third Bancorp	7,529
361	Huntington Bancshares, Inc.	4,783
1,126	JPMorgan Chase & Co.	103,367
387	KeyCorp	6,982
72	Lincoln National Corp.	5,260
53	M&T Bank Corp.	8,647
179	Marsh & McLennan Cos., Inc.	13,957
498	Morgan Stanley	23,356
147	PNC Financial Services Group, Inc. (The)	18,934
87	Principal Financial Group, Inc.	5,807
132	Prudential Financial, Inc.	14,946
467	Regions Financial Corp.	6,818
79	S&P Global, Inc.	12,134
165	SunTrust Banks, Inc.	9,453
36	Torchmark Corp.	2,843
461	U.S. Bancorp	24,332
80	Unum Group	4,010
88	Zions Bancorporation	3,988

		572,583

	Health Care - 6.7%
16	Cooper Cos., Inc. (The)	3,902
183	Danaher Corp.	14,912
43	IDEXX Laboratories, Inc.(b)	7,158
52	Quest Diagnostics, Inc.	5,632

373	UnitedHealth Group, Inc.	$71,545

		103,149

	Industrials - 20.0%
267	Arconic, Inc.	6,619
174	Boeing Co. (The)	42,188
218	Caterpillar, Inc.	24,841
27	Cintas Corp.	3,641
462	CSX Corp.	22,795
65	Cummins, Inc.	10,914
133	Eaton Corp. PLC	10,407
75	FedEx Corp.	15,602
101	General Dynamics Corp.	19,829
141	Illinois Tool Works, Inc.	19,840
103	Ingersoll-Rand PLC	9,052
26	J.B. Hunt Transport Services, Inc.	2,358
36	Jacobs Engineering Group, Inc.	1,898
25	L3 Technologies, Inc.	4,374
126	Norfolk Southern Corp.	14,185
46	Northrop Grumman Corp.	12,104
52	Parker-Hannifin Corp.	8,631
79	Quanta Services, Inc.(b)	2,665
99	Republic Services, Inc.	6,358
51	Rockwell Automation, Inc.	8,417
44	Stanley Black & Decker, Inc.	6,190
295	Union Pacific Corp.	30,373
51	United Rentals, Inc.(b)	6,067
178	Waste Management, Inc.	13,377
60	Xylem, Inc.	3,404

		306,129

	Information Technology - 19.1%
122	Amphenol Corp., Class A	9,348
110	Analog Devices, Inc.	8,691
569	Applied Materials, Inc.	25,212
70	Autodesk, Inc.(b)	7,755
116	Broadcom Ltd.	28,613
309	Corning, Inc.	9,004
545	Hewlett Packard Enterprise Co.	9,543
548	HP, Inc.	10,467
324	International Business Machines Corp.	46,873
64	Lam Research Corp.	10,205
77	Microchip Technology, Inc.	6,163
417	Micron Technology, Inc.(b)	11,726
105	NetApp, Inc.	4,559
358	NVIDIA Corp.	58,179
94	Paychex, Inc.	5,438
317	Symantec Corp.	9,824
370	Texas Instruments, Inc.	30,111

		291,711

	Materials - 5.4%
48	Albemarle Corp.	5,558
446	Dow Chemical Co. (The)	28,651
46	FMC Corp.	3,514
751	Freeport-McMoRan, Inc.(b)	10,980
211	International Paper Co.	11,601
30	Martin Marietta Materials, Inc.	6,793
149	Newmont Mining Corp.	5,538
37	Vulcan Materials Co.	4,555
91	WestRock Co.	5,225

		82,415

	Real Estate - 0.5%
42	Digital Realty Trust, Inc. REIT	4,844
62	Iron Mountain, Inc. REIT	2,259

		7,103

Schedule of Investments(a)

	Utilities - 0.3%
192	CenterPoint Energy, Inc.	$5,412

	Total Investments (Cost $1,417,597)(c) - 100.0%	1,527,734
	Other assets less liabilities - 0.0%	604

	Net Assets-100.0%	$1,528,338

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,417,747. The net unrealized appreciation was $109,987, which consisted of aggregate gross unrealized appreciation of $135,578 and aggregate gross unrealized depreciation of $25,591.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Value with Momentum Portfolio (SPVM)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 7.6%
534	Best Buy Co., Inc.	$31,154
48	Charter Communications, Inc., Class A(b)	18,812
481	Foot Locker, Inc.	22,698
353	Garmin Ltd.	17,717
1,224	Goodyear Tire & Rubber Co. (The)	38,568
72	Mohawk Industries, Inc.(b)	17,927
1,388	PulteGroup, Inc.	33,895
159	Royal Caribbean Cruises Ltd.	17,978

		198,749

	Consumer Staples - 4.6%
106	Costco Wholesale Corp.	16,802
388	Sysco Corp.	20,417
296	Walgreens Boots Alliance, Inc.	23,878
393	Wal-Mart Stores, Inc.	31,436
636	Whole Foods Market, Inc.	26,559

		119,092

	Energy - 1.4%
648	Marathon Petroleum Corp.	36,282

	Financials - 49.8%
410	Aflac, Inc.	32,697
365	Allstate Corp. (The)	33,215
233	American Express Co.	19,859
457	American International Group, Inc.	29,911
167	Ameriprise Financial, Inc.	24,195
379	Assurant, Inc.	39,897
1,507	Bank of America Corp.	36,349
537	Bank of New York Mellon Corp. (The)	28,477
615	BB&T Corp.	29,102
156	Berkshire Hathaway, Inc., Class B(b)	27,295
193	Chubb Ltd.	28,267
326	Cincinnati Financial Corp.	24,828
590	Citigroup, Inc.	40,385
951	Citizens Financial Group, Inc.	33,361
299	Comerica, Inc.	21,621
431	Discover Financial Services	26,265
596	E*TRADE Financial Corp.(b)	24,436
1,261	Fifth Third Bancorp	33,669
150	Goldman Sachs Group, Inc. (The)	33,799
1,761	Huntington Bancshares, Inc.	23,333
342	JPMorgan Chase & Co.	31,396
1,267	KeyCorp	22,857
1,761	Leucadia National Corp.	45,839
643	Lincoln National Corp.	46,978
781	Loews Corp.	38,019
128	M&T Bank Corp.	20,883
754	Morgan Stanley	35,363
187	Northern Trust Corp.	16,364
1,663	People’s United Financial, Inc.	29,003
204	PNC Financial Services Group, Inc. (The)	26,275
426	Principal Financial Group, Inc.	28,436
488	Progressive Corp. (The)	22,999
439	Prudential Financial, Inc.	49,708
285	Raymond James Financial, Inc.	23,709
2,199	Regions Financial Corp.	32,105

268	State Street Corp.	$24,986
526	SunTrust Banks, Inc.	30,135
292	Torchmark Corp.	23,059
252	Travelers Cos., Inc. (The)	32,279
381	U.S. Bancorp	20,109
894	Unum Group	44,816
768	XL Group Ltd. (Bermuda)	34,099
648	Zions Bancorporation	29,367

		1,299,745

	Health Care - 6.2%
123	Aetna, Inc.	18,980
181	Anthem, Inc.	33,704
534	Centene Corp.(b)	42,410
106	Humana, Inc.	24,507
141	Laboratory Corp. of America Holdings(b)	22,407
109	UnitedHealth Group, Inc.	20,907

		162,915

	Industrials - 10.5%
113	Cummins, Inc.	18,973
268	Eaton Corp. PLC	20,971
94	FedEx Corp.	19,555
206	Ingersoll-Rand PLC	18,103
595	Jacobs Engineering Group, Inc.	31,368
123	L3 Technologies, Inc.	21,521
1,126	Quanta Services, Inc.(b)	37,980
131	Stanley Black & Decker, Inc.	18,430
576	Textron, Inc.	28,299
370	United Continental Holdings, Inc.(b)	25,042
158	United Rentals, Inc.(b)	18,796
140	United Technologies Corp.	16,600

		275,638

	Information Technology - 8.6%
563	CA, Inc.	17,475
579	Cisco Systems, Inc.	18,210
1,004	Corning, Inc.	29,257
638	eBay, Inc.(b)	22,796
2,461	Hewlett Packard Enterprise Co.	43,092
1,261	HP, Inc.	24,085
511	Intel Corp.	18,125
652	Juniper Networks, Inc.	18,223
392	Seagate Technology PLC	12,920
243	TE Connectivity Ltd.	19,535

		223,718

	Materials - 2.7%
336	Dow Chemical Co. (The)	21,585
416	Nucor Corp.	23,991
424	WestRock Co.	24,346

		69,922

	Utilities - 8.6%
335	Ameren Corp.	18,793
258	Consolidated Edison, Inc.	21,378
183	DTE Energy Co.	19,592
238	Duke Energy Corp.	20,259
229	Edison International	18,018
314	Eversource Energy	19,088
116	NextEra Energy, Inc.	16,946
720	NiSource, Inc.	18,763
308	PG&E Corp.	20,849
202	Pinnacle West Capital Corp.	17,519
150	Sempra Energy	16,952
376	Xcel Energy, Inc.	17,789

		225,946

	Total Investments (Cost $2,526,283)(c) - 100.0%	2,612,007

Schedule of Investments(a)

Other assets less liabilities - 0.0%	$155

Net Assets - 100.0%	$2,612,162

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $85,724, which consisted of aggregate gross unrealized appreciation of $114,868 and aggregate gross unrealized depreciation of $29,144.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 2.0%
209,607	Ambev SA	$1,284,472
211,900	CPFL Energia SA	1,821,323
111,690	Engie Brasil Energia SA	1,250,928
45,814	Ultrapar Participacoes SA	1,084,875

		5,441,598

	Chile - 7.1%
1,838,421	Aguas Andinas SA, Class A	1,155,627
14,192,168	Banco de Chile	2,031,283
23,772	Banco de Credito e Inversiones	1,443,954
24,841,009	Banco Santander Chile	1,755,391
427,836	Cencosud SA	1,216,090
100,074	Cia Cervecerias Unidas SA	1,331,333
112,500	Empresa Nacional de Telecomunicaciones SA	1,260,411
475,694	Empresas CMPC SA	1,194,678
102,981	Empresas COPEC SA	1,252,000
6,424,417	Enel Americas SA	1,295,441
9,488,386	Enel Chile SA	1,029,864
1,464,410	Enel Generacion Chile SA	1,137,589
141,738,568	Itau CorpBanca	1,343,806
172,052	S.A.C.I. Falabella	1,601,846

		19,049,313

	China - 13.7%
2,496,916	Agricultural Bank of China Ltd., H-Shares	1,166,910
1,697,726	AviChina Industry & Technology Co. Ltd., H-Shares	1,041,223
2,295,910	Bank of China Ltd., H-Shares	1,131,765
1,537,261	Bank of Communications Co. Ltd., H-Shares	1,139,638
2,611,104	China Cinda Asset Management Co. Ltd., H-Shares	1,086,546
2,493,992	China CITIC Bank Corp. Ltd., H-Shares	1,618,988
743,966	China Conch Venture Holdings Ltd.	1,383,121
1,333,459	China Construction Bank Corp., H-Shares	1,109,772
5,020,205	China Huishan Dairy Holdings Co. Ltd.	32,139
1,169,898	China Minsheng Banking Corp. Ltd., H-Shares	1,177,365
118,104	China Mobile Ltd.	1,266,456
335,104	China Overseas Land & Investment Ltd.	1,137,015
268,286	China Pacific Insurance (Group) Co. Ltd., H-Shares	1,185,107
1,296,006	China Petroleum & Chemical Corp. (Sinopec), H-Shares	984,016
2,286,589	China Telecom Corp. Ltd., H-Shares	1,089,110
1,597,723	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,178,324
758,795	CITIC Ltd.	1,154,201
552,618	CITIC Securities Co. Ltd., H-Shares	1,122,196
892,266	COSCO SHIPPING Ports Ltd.	1,092,177
1,154,696	CRRC Corp. Ltd., H-Shares	1,031,962

2,286,178	Dali Foods Group Co. Ltd.(a)	$1,378,706
563,620	GF Securities Co. Ltd., H-Shares	1,137,321
683,128	Haitong Securities Co. Ltd., H-Shares	1,089,835
1,774,345	Industrial & Commercial Bank of China Ltd., H-Shares	1,242,699
750,430	Jiangsu Expressway Co. Ltd., H-Shares	1,089,592
1,308,118	Kunlun Energy Co. Ltd.	1,304,743
368,918	Legend Holdings Corp., H-Shares(a)	965,970
3,076,815	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,433,981
1,594,772	PetroChina Co. Ltd., H-Shares	1,027,087
627,740	PICC Property & Casualty Co. Ltd., H-Shares	1,170,259
181,664	Ping An Insurance Group Co. of China Ltd., H-Shares	1,347,916
31,842	Tencent Holdings Ltd.	1,277,733

		36,593,873

	Colombia - 1.1%
123,715	Bancolombia SA (Preference Shares)	1,347,218
113,539	Grupo de Inversiones Suramericana SA	1,588,799

		2,936,017

	Czech Republic - 1.3%
57,173	CEZ AS	1,034,027
25,919	Komercni banka AS	1,113,958
331,211	Moneta Money Bank AS(a)	1,189,364

		3,337,349

	Hungary - 0.9%
14,736	MOL Hungarian Oil & Gas PLC	1,269,140
47,887	Richter Gedeon Nyrt	1,219,842

		2,488,982

	India - 1.1%
14,812	HDFC Bank Ltd. ADR	1,433,506
227,234	Wipro Ltd. ADR(b)	1,397,489

		2,830,995

	Indonesia - 0.9%
947,056	PT Bank Central Asia Tbk	1,329,176
325,118	PT Unilever Indonesia Tbk	1,194,426

		2,523,602

	Malaysia - 16.2%
936,900	AMMB Holdings Bhd	1,083,185
780,595	CIMB Group Holdings Bhd	1,194,184
2,792,200	Dialog Group Bhd	1,258,658
1,728,063	DiGi.com Bhd	1,937,336
1,413,389	Gamuda Bhd	1,749,612
474,200	Genting Bhd	1,076,544
640,200	Hong Leong Bank Bhd	2,347,574
1,144,247	IHH Healthcare Bhd	1,576,797
1,609,707	IJM Corp. Bhd	1,304,609
1,446,459	IOI Corp. Bhd	1,510,142
480,178	Kuala Lumpur Kepong Bhd	2,781,365
710,492	Malayan Banking Bhd	1,583,112
483,700	Malaysia Airports Holdings Bhd	988,526
1,015,374	Maxis Bhd	1,339,919
968,505	MISC Bhd	1,671,669
1,049,845	Petronas Chemicals Group Bhd	1,704,174
351,203	Petronas Dagangan Bhd	1,950,627
331,806	Petronas Gas Bhd	1,452,305
462,500	PPB Group Bhd	1,821,266
814,224	Public Bank Bhd	3,856,700
655,683	Sime Darby Bhd	1,447,204
1,139,300	SP Setia BHD Group	880,785
1,500,033	Telekom Malaysia Bhd	2,228,240
969,572	Tenaga Nasional Bhd	3,197,561
1,476,900	Westports Holdings Bhd	1,286,661

		43,228,755

Schedule of Investments

	Mexico - 3.1%
143,017	Arca Continental SAB de CV	$1,057,495
138,034	Coca-Cola Femsa SAB de CV, Series L	1,171,992
580,332	Fibra Uno Administracion SA de CV REIT	1,069,682
132,524	Fomento Economico Mexicano SAB de CV	1,334,807
87,682	Gruma SAB de CV, Class B	1,207,908
248,399	Infraestructura Energetica Nova SAB de CV	1,404,321
484,913	Wal-Mart de Mexico SAB de CV	1,116,032

		8,362,237

	Philippines - 1.3%
59,004	Ayala Corp.	1,011,464
602,883	Bank of the Philippine Islands	1,249,733
430,158	BDO Unibank, Inc.	1,073,264

		3,334,461

	Qatar - 3.4%
119,629	Barwa Real Estate Co.	1,099,111
37,961	Industries Qatar QSC	1,004,091
113,992	Masraf Al Rayan QSC	1,308,759
44,267	Ooredoo QSC	1,164,809
119,360	Qatar International Islamic Bank QSC	1,898,220
34,152	Qatar National Bank QPSC	1,294,507
493,447	Vodafone Qatar QSC(c)	1,257,760

		9,027,257

	South Africa - 3.3%
595,639	Growthpoint Properties Ltd. REIT	1,118,707
481,985	Life Healthcare Group Holdings Ltd.	924,242
43,353	Mondi Ltd.	1,124,426
1,229,198	Redefine Properties Ltd. REIT	1,003,389
62,530	Remgro Ltd.	1,013,039
110,268	Resilient REIT Ltd. REIT	1,095,179
35,995	Tiger Brands Ltd.	1,089,910
114,780	Vodacom Group Ltd.	1,549,133

		8,918,025

	South Korea - 6.3%
130,905	BNK Financial Group, Inc.	1,321,859
3,090	CJ CheilJedang Corp.	1,021,670
103,872	DGB Financial Group, Inc.	1,109,218
16,362	GS Holdings Corp.	1,102,448
59,046	Hite Jinro Co. Ltd.	1,263,707
64,430	Hyundai Greenfood Co. Ltd.	1,053,634
99,048	Industrial Bank of Korea	1,367,492
34,815	Kia Motors Corp.	1,138,670
22,498	Korea Gas Corp.(c)	1,009,249
6,365	KT Corp. ADR	115,779
46,210	KT Corp.	1,437,030
4,097	Samsung Fire & Marine Insurance Co. Ltd.	1,069,053
30,278	Samsung Securities Co., Ltd.	1,097,157
24,423	Shinhan Financial Group Co. Ltd.	1,161,077
5,713	SK Telecom Co. Ltd.	1,419,252

		16,687,295

	Taiwan - 24.2%
876,000	Advanced Semiconductor Engineering, Inc.	1,177,844
135,095	Advantech Co. Ltd.	1,022,312
132,838	Asustek Computer, Inc.	1,236,193
688,000	Cathay Financial Holding Co. Ltd.	1,121,015
448,000	Chailease Holding Co. Ltd.	1,287,821
3,240,000	Chang Hwa Commercial Bank Ltd.	1,899,223
564,435	Cheng Shin Rubber Industry Co. Ltd.	1,142,123
3,912,000	China Airlines Ltd.	1,202,277
6,464,472	China Development Financial Holding Corp.	1,950,335

1,536,140	China Steel Corp.	$1,261,654
682,000	Chipbond Technology Corp.	1,124,790
521,222	Chunghwa Telecom Co. Ltd.	1,760,681
1,950,000	Compal Electronics, Inc.	1,294,812
2,297,053	CTBC Financial Holding Co. Ltd.	1,475,810
184,000	Delta Electronics, Inc.	978,027
3,001,990	E.Sun Financial Holding Co. Ltd.	1,913,805
2,529,000	Eva Airways Corp.	1,226,999
1,562,432	Far Eastern New Century Corp.	1,285,835
636,993	Far EasTone Telecommunications Co. Ltd.	1,539,981
3,191,365	First Financial Holding Co. Ltd.	2,156,078
397,095	Formosa Chemicals & Fibre Corp.	1,196,723
457,146	Formosa Plastics Corp.	1,371,642
727,875	Fubon Financial Holding Co. Ltd.	1,130,544
647,000	Highwealth Construction Corp.	1,071,352
376,814	Hon Hai Precision Industry Co. Ltd.	1,466,300
82,000	Hotai Motor Co. Ltd.	996,639
3,606,892	Hua Nan Financial Holdings Co. Ltd.	2,108,316
74,000	King Slide Works Co. Ltd.	1,040,321
1,565,777	Mega Financial Holding Co. Ltd.	1,324,886
588,930	Nan Ya Plastics Corp.	1,482,296
117,353	President Chain Store Corp.	994,929
994,000	Ruentex Development Co. Ltd.(c)	1,076,445
1,184,000	Siliconware Precision Industries Co. Ltd.	1,950,754
371,414	Simplo Technology Co. Ltd.	1,180,830
6,135,704	SinoPac Financial Holdings Co. Ltd.	1,924,297
635,000	Standard Foods Corp.	1,690,782
1,132,264	Synnex Technology International Corp.	1,259,925
3,837,669	Taishin Financial Holding Co. Ltd.	1,804,736
4,635,188	Taiwan Cooperative Financial Holding Co. Ltd.	2,532,848
416,162	Taiwan Mobile Co. Ltd.	1,488,483
180,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,281,488
1,108,000	Teco Electric and Machinery Co. Ltd.	1,043,950
550,181	Uni-President Enterprises Corp.	1,053,152
2,991,451	United Microelectronics Corp.	1,377,065
1,033,323	WPG Holdings Ltd.	1,447,552
2,849,472	Yuanta Financial Holding Co. Ltd.	1,222,058

		64,575,928

	Thailand - 9.4%
248,670	Advanced Info Service PCL NVDR	1,386,212
896,971	Airports of Thailand PCL NVDR	1,388,187
243,484	Bangkok Bank PCL NVDR	1,313,401
2,194,110	Bangkok Dusit Medical Services PCL NVDR	1,259,372
5,600,627	BTS Group Holdings PCL NVDR	1,447,430
211,597	Bumrungrad Hospital PCL NVDR	1,112,782
606,466	CP ALL PCL NVDR	1,107,172
213,475	Electricity Generating PCL NVDR	1,398,511
637,070	Glow Energy PCL NVDR	1,550,724
832,714	Intouch Holdings PCL NVDR	1,495,189
7,331,455	IRPC PCL NVDR	1,211,756
191,732	Kasikornbank PCL NVDR	1,109,143
2,048,558	Krung Thai Bank PCL NVDR	1,114,267
503,160	PTT Global Chemical PCL NVDR	1,084,902
95,080	PTT PCL NVDR	1,108,621
95,626	Siam Cement PCL (The) NVDR	1,454,082
238,510	Siam Commercial Bank PCL (The) NVDR	1,053,625
1,618,190	Thai Beverage PCL	1,138,647
1,862,832	Thai Union Group PCL NVDR	1,136,402
786,333	Thanachart Capital PCL NVDR	1,128,346

		24,998,771

Schedule of Investments

	Turkey - 1.3%
58,478	BIM Birlesik Magazalar AS	$1,138,476
573,573	Turk Telekomunikasyon AS(c)	1,180,141
321,005	Turkcell Iletisim Hizmetleri AS	1,171,548

		3,490,165

	United Arab Emirates - 3.3%
1,711,330	Aldar Properties PJSC	1,090,271
1,292,065	Damac Properties Dubai Co. PJSC	1,407,114
1,889,065	Dubai Investments PJSC	1,213,791
766,341	Dubai Islamic Bank PJSC	1,268,559
1,598,891	Emaar Malls PJSC	1,079,582
508,918	Emaar Properties PJSC	1,141,721
289,198	Emirates Telecommunications Group Co. PJSC	1,476,324

		8,677,362

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $249,042,856) - 99.9%	266,501,985

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
245,700	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $245,700)	245,700

	Total Investments (Cost $249,288,556)(f) - 100.0%	266,747,685
	Other assets less liabilities - 0.0%	48,479

	Net Assets - 100.0%	$266,796,164

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $3,534,040, which represented 1.32% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $251,687,211. The net unrealized appreciation was $15,060,474, which consisted of aggregate gross unrealized appreciation of $24,764,779 and aggregate gross unrealized depreciation of $9,704,305.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Brazil - 14.9%
380,283	B3 SA - Brasil Bolsa Balcao	$2,493,440
166,455	Banco Bradesco SA	1,605,958
736,927	Banco Bradesco SA (Preference Shares)	7,119,304
238,670	Banco do Brasil SA	2,191,945
146,743	Banco Santander Brasil SA	1,197,893
111,039	Centrais Eletricas Brasileiras SA(a)	479,689
68,192	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	363,763
49,082	Cia de Saneamento Basico do Estado de Sao Paulo	526,944
162,031	Cia Siderurgica Nacional SA(a)	395,096
29,571	Cosan SA Industria e Comercio	341,604
145,235	CPFL Energia SA	1,248,324
272,264	Gerdau SA (Preference Shares)	928,747
23,938	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	68,558
601,954	Itau Unibanco Holding SA (Preference Shares)	7,188,775
658,879	Itausa - Investimentos Itau SA (Preference Shares)	1,950,282
194,115	Kroton Educacional SA	936,721
39,528	M Dias Branco SA	642,061
22,430	Multiplan Empreendimentos Imobiliarios SA	515,926
616,640	Petroleo Brasileiro SA(a)	2,723,082
1,224,828	Petroleo Brasileiro SA (Preference Shares)(a)	5,208,949
44,556	Raia Drogasil SA	983,797
381,591	Vale SA	3,822,016
694,987	Vale SA (Preference Shares)	6,487,287

		49,420,161

	Chile - 0.7%
178,327	Cencosud SA	506,880
73,281	Latam Airlines Group SA	860,756
26,176	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	1,073,373

		2,441,009

	China - 26.9%
213,458	AAC Technologies Holdings, Inc.	2,872,472
118,106	Alibaba Group Holding Ltd. ADR(a)	18,300,525
1,414,089	Aluminum Corp. of China Ltd., H-Shares(a)	887,183
598,693	Angang Steel Co. Ltd., H-Shares	485,997
330,409	Anhui Conch Cement Co. Ltd., H-Shares	1,222,617
1,145,044	China Communications Services Corp. Ltd., H-Shares	623,091
2,437	China Hongqiao Group Ltd.(a)	1,650
416,414	China Medical System Holdings Ltd.	711,249
1,462,917	China Minsheng Banking Corp. Ltd., H-Shares	1,472,254
1,891,408	China Molybdenum Co. Ltd., H-Shares	1,029,236
6,680,510	China Petroleum & Chemical Corp. (Sinopec), H-Shares	5,072,300

2,424,095	Country Garden Holdings Co. Ltd.	$3,389,322
2,858,820	Geely Automobile Holdings Ltd.	6,610,665
563,336	Guangzhou Automobile Group Co. Ltd., H-Shares	1,210,320
419,154	Jiangxi Copper Co. Ltd., H-Shares	765,304
1,165,486	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	565,571
1,356,907	Metallurgical Corp. of China Ltd., H-Shares	467,351
18,483	NetEase, Inc. ADR	5,753,388
182,943	New China Life Insurance Co. Ltd., H-Shares	1,181,728
27,546	New Oriental Education & Technology Group, Inc. ADR(a)	2,194,314
13,949	SINA Corp.(a)	1,322,505
1,263,849	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	718,487
348,319	Sunny Optical Technology Group Co. Ltd.	4,147,637
626,200	Tencent Holdings Ltd.	25,127,697
238,635	TravelSky Technology Ltd., H-Shares	632,478
873,082	Weichai Power Co. Ltd., H-Shares	841,765
731,350	Yanzhou Coal Mining Co. Ltd., H-Shares	720,099
1,068,750	Zall Group Ltd.(a)	637,680
1,043,872	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	531,950

		89,496,835

	Egypt - 0.7%
454,103	Commercial International Bank Egypt SAE GDR(b)	2,097,956
96,595	Egyptian Financial Group-Hermes Holding Co. GDR(b)	246,317
4,581	Global Telecom Holding SAE(a)	1,678

		2,345,951

	Hong Kong - 1.1%
2,107,194	Fullshare Holdings Ltd.	841,782
539,402	Nine Dragons Paper Holdings Ltd.	803,907
700,217	Sun Art Retail Group Ltd.	571,101
1,481,579	WH Group Ltd.(b)	1,390,495

		3,607,285

	Hungary - 0.8%
14,312	MOL Hungarian Oil & Gas PLC	1,232,623
40,142	OTP Bank PLC	1,486,782

		2,719,405

	India - 7.3%
55,152	HDFC Bank Ltd. ADR	5,337,611
242,567	iShares MSCI India ETF	8,334,602
335,935	PowerShares India Portfolio(c)	8,304,313
48,870	Tata Steel Ltd. GDR(b)	425,658
98,422	Vedanta Ltd. ADR	1,732,227

		24,134,411

	Indonesia - 0.2%
5,649,032	PT Adaro Energy Tbk	756,794

	Luxembourg - 0.1%
9,075	Ternium SA ADR	277,695

	Malaysia - 0.6%
291,171	AirAsia Bhd	219,662
401,202	Public Bank Bhd	1,900,356

		2,120,018

	Mexico - 2.5%
4,714,144	Cemex SAB de CV, Series CPO(d)	4,542,697
787,761	Grupo Mexico SAB de CV, Series B	2,559,352
31,417	Industrias Penoles SAB de CV	770,360
78,526	Infraestructura Energetica Nova SAB de CV	443,946

		8,316,355

Schedule of Investments

	Monaco - 0.1%
9,075	GasLog Ltd.	$165,619

	Peru - 1.0%
61,085	Cia de Minas Buenaventura SAA ADR	747,681
13,961	Credicorp Ltd.	2,586,973

		3,334,654

	Philippines - 0.3%
1,551,071	SM Prime Holdings, Inc.	1,072,778

	Poland - 0.5%
5,236	CCC SA	353,906
14,661	Grupa Lotos SA(a)	197,053
37,001	KGHM Polska Miedz SA	1,253,542

		1,804,501

	Russia - 5.8%
81,318	LUKOIL PJSC ADR	3,786,979
78,176	Mobile TeleSystems PJSC ADR	669,969
29,671	Novolipetsk Steel PJSC GDR(b)	619,827
37,698	Polymetal International PLC	458,723
256,877	Rosneft Oil Co. PJSC GDR(b)	1,317,779
772,405	Sberbank of Russia PJSC ADR	8,998,518
108,200	Severstal PJSC GDR(b)	1,486,668
384,279	United Co. RUSAL PLC	209,603
19,896	X5 Retail Group NV GDR(a)(b)	769,577
38,397	Yandex NV, Class A(a)	1,112,745

		19,430,388

	South Africa - 0.8%
50,615	Bidvest Group Ltd. (The)	643,307
10,473	Capitec Bank Holdings Ltd.	682,488
19,199	Kumba Iron Ore Ltd.(a)	285,939
28,973	Tiger Brands Ltd.	877,287

		2,489,021

	South Korea - 18.5%
33,113	Doosan Infracore Co. Ltd.(a)	238,498
82,242	Hana Financial Group, Inc.	3,748,127
133,135	KB Financial Group, Inc.	7,066,904
43,919	LG Display Co. Ltd.	1,242,158
8,365	LS Corp.	629,403
19,172	POSCO	5,687,953
10,307	Samsung Electronics Co. Ltd.	22,197,283
2,059	Samsung Electronics Co. Ltd. (Preference Shares)	3,552,950
252,447	SK Hynix, Inc.	14,888,970
1,743	SK Materials Co. Ltd.	287,528
107,688	Woori Bank	1,838,024
25,098	Yungjin Pharmaceutical Co. Ltd.(a)	214,860

		61,592,658

	Taiwan - 13.7%
20,102	Airtac International Group	271,950
1,799,186	AU Optronics Corp.	726,932
1,695,708	Cathay Financial Holding Co. Ltd.	2,762,956
650,964	China Life Insurance Co. Ltd.	688,788
2,916,255	China Steel Corp.	2,395,162
4,202,098	CTBC Financial Holding Co. Ltd.	2,699,763
2,602,834	First Financial Holding Co. Ltd.	1,758,468
876,991	Formosa Chemicals & Fibre Corp.	2,642,983
308,407	Formosa Petrochemical Corp.	1,082,649
204,942	Foxconn Technology Co. Ltd.	616,275
1,649,508	Fubon Financial Holding Co. Ltd.	2,562,035
1,591,245	Hua Nan Financial Holdings Co. Ltd.	930,121
26,120	Largan Precision Co. Ltd.	4,766,313
103,477	LCY Chemical Corp.	150,098
359,639	Lite-On Technology Corp.	581,821
176,807	Micro-Star International Co. Ltd.	459,064

1,161,285	Nan Ya Plastics Corp.	$2,922,875
518,369	Qisda Corp.	410,294
2,162,081	Taiwan Semiconductor Manufacturing Co. Ltd.	15,358,791
110,506	Tripod Technology Corp.	360,845
119,546	TSRC Corp.	134,410
734,348	Walsin Lihwa Corp.	323,453
494,250	Winbond Electronics Corp.	298,722
492,244	Wistron Corp.	497,208
235,081	WPG Holdings Ltd.	329,318

		45,731,294

	Thailand - 2.0%
165,096	Berli Jucker PCL NVDR	229,462
75,036	Carabao Group PCL NVDR	156,717
430,705	Charoen Pokphand Foods PCL NVDR	318,403
810,796	CP ALL PCL NVDR	1,480,199
33,859	Electricity Generating PCL NVDR	221,816
150,435	Group Lease PCL NVDR	91,771
619,177	Home Product Center PCL NVDR	184,210
256,876	Indorama Ventures PCL NVDR	287,549
42,235	KCE Electronics PCL NVDR	109,787
284,105	PTT Exploration & Production PCL NVDR	751,318
220,237	PTT PCL NVDR	2,567,937
75,384	Robinson PCL NVDR	131,959
156,718	Thai Airways International PCL NVDR(a)	87,598
79,572	Thanachart Capital PCL NVDR	114,182

		6,732,908

	Turkey - 0.6%
46,074	Arcelik AS	339,967
27,226	Aselsan Elektronik Sanayi Ve Ticaret AS	185,903
209,764	Enka Insaat ve Sanayi AS	328,607
462,816	Eregli Demir ve Celik Fabrikalari TAS	1,029,750
127,183	Turkiye Sise Ve Cam Fabrikalari AS	162,423

		2,046,650

	United Arab Emirates - 0.5%
243,931	Dubai Investments PJSC	156,734
600,945	Emaar Properties PJSC	1,348,177

		1,504,911

	Total Common Stocks and Other Equity Interests (Cost $299,499,140)	331,541,301

	Rights - 0.0%
	Taiwan - 0.0%
898	Airtac International Group, expiring 08/09/17(a) (Cost $0)	3,227

	Money Market Fund - 0.1%
179,246	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $179,246)	179,246

	Total Investments (Cost $299,678,386)(f) - 99.7%	331,723,774
	Other assets less liabilities - 0.3%	1,089,784

	Net Assets-100.0%	$332,813,558

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

Schedule of Investments

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $8,354,277, which represented 2.51% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
PowerShares India Portfolio	$30,843	$7,758,789	$(3,131)	$517,694	$118	$8,304,313	$46,877

(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $299,678,388. The net unrealized appreciation was $32,045,386, which consisted of aggregate gross unrealized appreciation of $35,548,562 and aggregate gross unrealized depreciation of $3,503,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Dividend Low Volatility (IDHD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 13.8%
2,602	Amcor Ltd.	$31,866
874	ASX Ltd.	36,493
36,486	AusNet Services	47,625
2,243	Australia & New Zealand Banking Group Ltd.	53,058
734	Commonwealth Bank of Australia	49,065
5,049	Goodman Group REIT	32,086
12,679	GPT Group (The) REIT	48,486
2,663	National Australia Bank Ltd.	63,674
4,035	Suncorp Group Ltd.	46,033
4,541	Transurban Group	41,365
1,487	Wesfarmers Ltd.	48,352
6,274	Westfield Corp. REIT	38,468
2,304	Westpac Banking Corp.	58,530

		595,101

	Austria - 1.2%
1,130	Oesterreichische Post AG	51,845

	Belgium - 1.8%
1,700	bpost SA	46,389
922	Proximus SADP	32,280

		78,669

	Denmark - 2.1%
869	Danske Bank A/S	35,062
2,379	Tryg A/S	53,444

		88,506

	Finland - 2.9%
1,046	Elisa Oyj	42,879
654	Kone Oyj, Class B	33,935
910	Sampo Oyj, Class A	49,600

		126,414

	France - 5.2%
1,184	Klepierre REIT	47,986
2,499	Orange SA	41,897
357	Sanofi	33,975
1,091	Total SA	55,259
172	Unibail-Rodamco SE REIT	42,859

		221,976

	Germany - 7.4%
205	Allianz SE	43,505
376	BASF SE	35,726
675	Daimler AG	47,185
796	Deutsche Post AG	30,782
2,017	Deutsche Telekom AG	36,729
369	Hannover Rueck SE	46,420
285	MAN SE	31,458
226	Muenchener Rueckversicherungs-Gesellschaft AG	48,361

		320,166

	Hong Kong - 6.5%
3,825	CK Infrastructure Holdings Ltd.	35,678

2,992	CLP Holdings Ltd.	$31,892
1,744	Hang Seng Bank Ltd.	37,961
5,000	Henderson Land Development Co. Ltd.	28,937
56,376	HK Electric Investments & HK Electric Investments Ltd.(a)	53,488
61,038	Mapletree Greater China Commercial Trust REIT(a)	49,920
4,108	Power Assets Holdings Ltd.	40,711

		278,587

	Israel - 1.1%
284	Paz Oil Co. Ltd.	47,460

	Japan - 10.5%
9	Activia Properties, Inc. REIT	40,359
13	Advance Residence Investment Corp. REIT	31,696
1,100	Canon, Inc.	38,198
14	Daiwa House REIT Investment Corp. REIT	34,615
10	Frontier Real Estate Investment Corp. REIT	42,672
32	GLP J-REIT REIT	34,753
10	Japan Prime Realty Investment Corp. REIT	37,513
21	Japan Retail Fund Investment Corp. REIT	40,025
24	Mori Trust Sogo REIT, Inc. REIT	39,705
16	Nippon Prologis REIT, Inc. REIT	33,667
25	ORIX JREIT, Inc. REIT	37,875
26	United Urban Investment Corp. REIT	38,684

		449,762

	Netherlands - 1.0%
2,443	Axfood AB	41,074

	New Zealand - 2.2%
13,617	Contact Energy Ltd.	54,722
7,209	Z Energy Ltd.	41,834

		96,556

	Norway - 1.1%
2,677	Gjensidige Forsikring ASA	46,145

	Singapore - 15.6%
28,397	Ascendas Real Estate Investment Trust REIT	56,493
6,300	BOC Aviation Ltd.(a)	32,750
40,873	CapitaLand Commercial Trust Ltd. REIT	51,799
36,287	CapitaLand Mall Trust REIT	53,741
56,481	Keppel REIT	48,274
43,724	Mapletree Commercial Trust REIT	51,707
59,450	Mapletree Logistics Trust REIT	52,564
3,933	Oversea-Chinese Banking Corp. Ltd.	32,920
5,589	Singapore Airlines Ltd.	42,786
6,609	Singapore Exchange Ltd.	36,863
40,388	Singapore Post Ltd.	39,132
19,017	Singapore Press Holdings Ltd.	40,775
14,097	Singapore Technologies Engineering Ltd.	39,158
15,084	Singapore Telecommunications Ltd.	44,123
33,288	Suntec Real Estate Investment Trust REIT	46,601

		669,686

	Spain - 4.5%
1,802	Abertis Infraestructuras SA	35,459
2,221	Endesa SA	52,397
1,629	Gas Natural SDG SA	38,008
4,103	Iberdrola SA	32,237
1,702	Red Electrica Corp. SA	36,361

		194,462

	Sweden - 7.4%
819	ICA Gruppen AB	32,764
4,372	Nordea Bank AB	55,075

Schedule of Investments

4,131	Skandinaviska Enskilda Banken AB, Class A	$52,244
2,382	Swedbank AB, Class A	62,075
1,590	Swedish Match AB	55,823
13,148	Telia Co. AB	61,684

		319,665

	Switzerland - 6.7%
1,294	ABB Ltd.	30,444
187	Kuehne + Nagel International AG	32,638
390	Novartis AG	33,307
125	Roche Holding AG	31,728
555	Swiss Re AG	53,639
92	Swisscom AG	45,072
193	Zurich Insurance Group AG	58,969

		285,797

	United Kingdom - 8.9%
4,095	BAE Systems PLC	32,473
436	British American Tobacco PLC	27,093
2,237	GlaxoSmithKline PLC	44,665
965	Imperial Brands PLC	39,693
3,713	National Grid PLC	45,857
1,229	Severn Trent PLC	36,293
3,103	SSE PLC	56,413
3,712	United Utilities Group PLC	43,921
19,076	Vodafone Group PLC	55,830

		382,238
	Total Investments (Cost $4,240,477)(b) - 99.9%	4,294,109
	Other assets less liabilities - 0.1%	5,553

	Net Assets - 100.0%	$4,299,662

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $136,158, which represented 3.17% of the Fund’s Net Assets.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $53,632, which consisted of aggregate gross unrealized appreciation of $87,620 and aggregate gross unrealized depreciation of $33,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 9.5%
393,635	APA Group	$2,708,909
81,297	ASX Ltd.	3,394,452
2,382,795	AusNet Services	3,110,269
130,992	Australia & New Zealand Banking Group Ltd.	3,098,631
51,214	Commonwealth Bank of Australia	3,423,444
347,783	Dexus REIT	2,604,382
437,349	Goodman Group REIT	2,779,295
722,391	GPT Group (The) REIT	2,762,494
559,944	Insurance Australia Group Ltd.	2,981,700
1,546,916	Mirvac Group REIT	2,679,909
122,431	National Australia Bank Ltd.	2,927,398
756,360	Stockland REIT	2,536,129
261,516	Suncorp Group Ltd.	2,983,486
284,670	Transurban Group	2,593,109
1,275,960	Vicinity Centres REIT	2,801,323
224,582	Washington H Soul Pattinson & Co. Ltd.	3,162,766
100,285	Wesfarmers Ltd.	3,260,948
437,271	Westfield Corp. REIT	2,681,053
120,341	Westpac Banking Corp.	3,057,083
129,863	Woolworths Ltd.	2,768,154

		58,314,934

	Austria - 0.4%
60,142	Oesterreichische Post AG	2,759,364

	Belgium - 2.4%
22,114	Anheuser-Busch InBev SA/NV	2,654,172
113,943	bpost SA	3,109,273
36,641	Groupe Bruxelles Lambert SA	3,744,123
79,884	Proximus SADP	2,796,773
38,833	Telenet Group Holding NV(a)	2,700,806

		15,005,147

	Canada - 25.8%
121,204	AltaGas Ltd.	2,812,635
80,846	ATCO Ltd., Class I	3,000,330
60,259	Bank of Montreal	4,556,468
67,388	Bank of Nova Scotia	4,185,379
106,470	BCE, Inc.	4,982,307
75,382	Brookfield Asset Management, Inc., Class A	2,922,932
185,878	CAE, Inc.	3,140,700
52,876	Canadian Imperial Bank of Commerce	4,575,779
39,849	Canadian National Railway Co.	3,139,358
25,760	Canadian Tire Corp. Ltd., Class A(b)	2,931,435
112,977	Canadian Utilities Ltd., Class A	3,574,827
159,690	CI Financial Corp.(b)	3,468,218
27,074	Dollarama, Inc.	2,638,446
128,017	Emera, Inc.(b)	4,749,901
227,575	First Capital Realty, Inc.	3,712,391
107,894	Fortis, Inc.	3,922,163
45,083	George Weston Ltd.(b)	3,925,543
117,560	Great-West Lifeco, Inc.	3,344,756

188,411	H&R Real Estate Investment Trust REIT(b)	$3,178,979
227,539	Hydro One Ltd.(c)	4,068,428
113,629	IGM Financial, Inc.	3,812,621
91,666	Imperial Oil Ltd.	2,622,694
69,927	Intact Financial Corp.	5,415,561
147,224	Inter Pipeline Ltd.	2,898,449
69,120	Loblaw Cos. Ltd.	3,752,947
95,670	Metro, Inc.	3,230,694
85,595	National Bank of Canada	3,843,236
43,972	Onex Corp.	3,513,048
86,270	Pembina Pipeline Corp.	2,931,200
151,274	Power Corp. of Canada	3,667,688
136,608	Power Financial Corp.	3,690,071
189,468	RioCan Real Estate Investment Trust REIT	3,649,821
69,629	Rogers Communications, Inc., Class B	3,609,650
58,666	Royal Bank of Canada	4,363,300
82,478	Saputo, Inc.	2,787,190
181,091	Shaw Communications, Inc., Class B	4,019,900
129,861	Smart Real Estate Investment Trust REIT	3,256,520
65,691	SNC-Lavalin Group, Inc.	2,884,405
134,013	TELUS Corp.	4,825,561
76,549	Thomson Reuters Corp.	3,495,220
49,112	TMX Group Ltd.	2,595,900
81,610	Toronto-Dominion Bank (The)	4,194,214
71,243	TransCanada Corp.	3,628,947
48,279	Waste Connections, Inc.	3,128,262

		158,648,074

	Denmark - 0.9%
25,981	Carlsberg A/S, Class B	2,877,098
66,577	ISS A/S	2,720,014

		5,597,112

	Finland - 0.4%
65,635	Elisa Oyj	2,690,631

	France - 6.3%
17,412	Aeroports de Paris	2,936,639
21,486	Air Liquide SA	2,626,929
122,294	Bureau Veritas SA	2,774,834
20,031	Cie Generale des Etablissements Michelin	2,700,554
37,273	Danone SA	2,772,483
1,782	Dassault Aviation SA	2,660,575
27,452	Dassault Systemes SE	2,682,811
5,142	Hermes International	2,594,716
14,776	L’Oreal SA	3,050,402
23,525	Pernod Ricard SA	3,252,045
27,542	Sanofi	2,621,142
22,247	Sodexo SA	2,618,464
25,677	Thales SA	2,833,269
9,657	Unibail-Rodamco SE REIT	2,406,348

		38,531,211

	Germany - 4.7%
27,649	BASF SE	2,627,088
28,868	Beiersdorf AG	3,155,081
72,189	Deutsche Post AG	2,791,637
142,769	Deutsche Telekom AG	2,599,776
22,282	Henkel AG & Co. KGaA (Preference Shares)	3,145,891
60,178	MAN SE	6,642,329
22,644	Merck KGaA	2,478,843
27,520	SAP SE	2,909,766
63,133	Vonovia SE	2,549,731

		28,900,142

	Hong Kong - 7.0%
353,716	AIA Group Ltd.	2,787,555
227,495	CK Hutchison Holdings Ltd.	2,997,284
314,711	CK Infrastructure Holdings Ltd.	2,935,500

Schedule of Investments

298,983	CLP Holdings Ltd.	$3,186,922
325,741	Dairy Farm International Holdings Ltd.	2,625,472
181,934	Hang Seng Bank Ltd.	3,960,075
468,367	Henderson Land Development Co. Ltd.	2,710,599
3,061,927	HK Electric Investments & HK Electric Investments Ltd.(c)	2,905,050
1,824,907	Hong Kong & China Gas Co. Ltd.	3,453,471
108,611	Hong Kong Exchanges & Clearing Ltd.	3,098,344
3,561,002	Mapletree Greater China Commercial Trust REIT(c)	2,912,402
530,902	MTR Corp. Ltd.	3,069,112
328,753	Power Assets Holdings Ltd.	3,258,002
311,509	Swire Pacific Ltd., Class A	3,107,053

		43,006,841

	Israel - 3.1%
435,340	Bank Hapoalim BM	3,016,893
559,044	Bank Leumi Le-Israel BM(a)	2,686,941
23,460	Check Point Software Technologies Ltd.(a)	2,481,599
22,293	Elbit Systems Ltd.	2,819,267
1,103,855	Israel Discount Bank Ltd., Class A(a)	2,847,778
144,146	Mizrahi Tefahot Bank Ltd.	2,605,634
16,667	Paz Oil Co. Ltd.	2,785,246

		19,243,358

	Italy - 0.5%
839,902	Parmalat SpA	3,032,130

	Japan - 7.4%
592	Activia Properties, Inc. REIT	2,654,745
1,090	Advance Residence Investment Corp. REIT	2,657,550
74,179	Canon, Inc.	2,575,907
1,087	Daiwa House REIT Investment Corp. REIT	2,687,618
677	Frontier Real Estate Investment Corp. REIT	2,888,868
2,634	GLP J-REIT REIT	2,860,582
769	Japan Prime Realty Investment Corp. REIT	2,884,750
500	Japan Real Estate Investment Corp. REIT	2,620,028
1,338	Japan Retail Fund Investment Corp. REIT	2,550,186
1,640	Mori Trust Sogo REIT, Inc. REIT	2,713,173
536,189	Nagoya Railroad Co. Ltd.	2,455,420
510	Nippon Building Fund, Inc. REIT	2,746,278
1,327	Nippon Prologis REIT, Inc. REIT	2,792,230
1,694	Nomura Real Estate Master Fund, Inc. REIT	2,396,237
1,889	ORIX JREIT, Inc. REIT	2,861,836
476,797	Tobu Railway Co., Ltd.	2,520,019
1,869	United Urban Investment Corp. REIT	2,780,792

		45,646,219

	Netherlands - 1.9%
157,001	Axfood AB	2,639,634
36,544	Heineken Holding NV	3,576,519
116,937	Koninklijke Ahold Delhaize NV	2,384,441
63,664	Wolters Kluwer NV	2,823,378

		11,423,972

	New Zealand - 1.0%
760,616	Contact Energy Ltd.	3,056,657
489,319	Z Energy Ltd.	2,839,550

		5,896,207

	Norway - 0.9%
159,758	Gjensidige Forsikring ASA	2,753,821
276,011	Orkla ASA	2,829,485
		5,583,306
	Singapore - 9.7%
1,500,056	Ascendas Real Estate Investment Trust REIT	2,984,196
2,387,666	CapitaLand Commercial Trust Ltd. REIT	3,025,925
1,114,429	CapitaLand Ltd.	3,029,946

2,217,535	CapitaLand Mall Trust REIT	$3,284,148
207,299	DBS Group Holdings Ltd.	3,302,243
4,026,707	Keppel REIT	3,441,630
2,669,514	Mapletree Commercial Trust REIT	3,156,919
4,400,440	Mapletree Logistics Trust REIT	3,890,752
481,487	Oversea-Chinese Banking Corp. Ltd.	4,030,130
446,157	Singapore Airlines Ltd.	3,415,540
773,066	Singapore Exchange Ltd.	4,311,899
2,983,485	Singapore Post Ltd.	2,890,718
1,348,818	Singapore Press Holdings Ltd.	2,892,028
993,855	Singapore Technologies Engineering Ltd.	2,760,708
1,188,636	Singapore Telecommunications Ltd.	3,476,927
2,144,482	Suntec Real Estate Investment Trust REIT	3,002,148
211,222	United Overseas Bank Ltd.	3,733,581
552,899	UOL Group Ltd.	3,214,245

		59,843,683

	Spain - 1.7%
139,519	Abertis Infraestructuras SA	2,745,388
102,357	Endesa SA	2,414,786
62,604	Industria de Diseno Textil SA	2,479,283
122,192	Red Electrica Corp. SA	2,610,448

		10,249,905

	Sweden - 3.7%
174,272	Castellum AB	2,703,795
151,391	Hufvudstaden AB, Class A	2,631,406
76,862	ICA Gruppen AB(b)	3,074,841
118,409	Industrivarden AB, Class C	2,869,084
57,837	Investor AB, Class B	2,738,464
36,850	L E Lundbergforetagen AB, Class B	2,895,046
81,597	Swedish Match AB	2,864,805
578,325	Telia Co. AB	2,713,228

		22,490,669

	Switzerland - 6.6%
112,744	ABB Ltd.	2,652,525
480	Chocoladefabriken Lindt & Spruengli AG-PC	2,738,664
6,962	Geberit AG	3,356,711
1,435	Givaudan SA	2,863,010
20,168	Kuehne + Nagel International AG	3,520,020
43,122	Nestle SA	3,651,414
36,360	Novartis AG	3,105,212
11,114	Roche Holding AG	2,820,976
14,473	Schindler Holding AG-PC	3,129,054
1,390	SGS SA	3,080,085
30,722	Swiss Re AG	2,969,194
7,601	Swisscom AG	3,723,887
8,916	Zurich Insurance Group AG	2,724,192

		40,334,944

	United Kingdom - 6.0%
36,482	British American Tobacco PLC	2,267,007
87,651	Bunzl PLC	2,643,891
116,280	Compass Group PLC	2,478,824
98,314	Diageo PLC	3,173,556
142,855	Experian PLC	2,838,176
136,031	GlaxoSmithKline PLC	2,716,051
54,421	Imperial Brands PLC	2,238,473
206,800	National Grid PLC	2,554,042
27,710	Reckitt Benckiser Group PLC	2,692,004
136,543	RELX PLC	2,973,789
84,806	Severn Trent PLC	2,504,409
156,722	Smith & Nephew PLC	2,727,310
206,521	United Utilities Group PLC	2,443,596
880,702	Vodafone Group PLC	2,577,583

		36,828,711

Schedule of Investments

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $569,158,859) - 99.9%	$614,026,560

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
9,570,516	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $9,570,516)	9,570,516

	Total Investments (Cost $578,729,375)(f) - 101.5%	623,597,076
	Other assets less liabilities - (1.5)%	(8,969,848)

	Net Assets - 100.0%	$614,627,228

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $9,885,880, which represented 1.61% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $582,854,918. The net unrealized appreciation was $40,742,158, which consisted of aggregate gross unrealized appreciation of $49,779,736 and aggregate gross unrealized depreciation of $9,037,578.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Momentum Portfolio (IDMO)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 6.0%
390	AGL Energy Ltd.	$7,504
408	Aristocrat Leisure Ltd.	6,596
15	ASX Ltd.	626
192	Aurizon Holdings Ltd.	769
2,332	BHP Billiton Ltd.	48,126
1,891	BHP Billiton PLC	34,354
659	BlueScope Steel Ltd.	6,934
344	Challenger Ltd.	3,529
47	CIMIC Group Ltd.	1,554
33	Cochlear Ltd.	3,763
502	Dexus REIT	3,759
2,039	Fortescue Metals Group Ltd.	9,344
454	Newcrest Mining Ltd.	7,322
1,208	Origin Energy Ltd.(a)	6,674
6,265	South32 Ltd.	14,555
341	Treasury Wine Estates Ltd.	3,316

		158,725

	Austria - 0.5%
10	Lenzing AG	1,780
84	OMV AG	4,736
84	Raiffeisen Bank International AG(a)	2,468
63	UNIQA Insurance Group AG	650
79	voestalpine AG	3,992

		13,626

	Belgium - 0.5%
50	Solvay SA	7,151
80	Umicore SA	6,402

		13,553

	Canada - 21.2%
107	Agnico Eagle Mines Ltd.	4,981
35	ATCO Ltd., Class I	1,299
706	Bank of Montreal	53,384
1,165	Bank of Nova Scotia	72,357
666	Barrick Gold Corp.	11,226
1,932	Bombardier, Inc., Class B(a)	3,878
169	CAE, Inc.	2,856
303	Canadian Imperial Bank of Commerce	26,221
64	Dollarama, Inc.	6,237
939	Encana Corp.	9,423
112	Finning International, Inc.	2,247
25	Genworth MI Canada, Inc.	727
80	H&R Real Estate Investment Trust REIT	1,350
70	Industrial Alliance Insurance and Financial Services, Inc.	3,238
211	Inter Pipeline Ltd.	4,154
836	Kinross Gold Corp.(a)	3,436
538	Lundin Mining Corp.	3,859
62	Methanex Corp.	2,741
327	National Bank of Canada	14,682
139	Open Text Corp.	4,635
253	Pembina Pipeline Corp.	8,596
144	Prairiesky Royalty Ltd.	3,565

144	Restaurant Brands International, Inc.	$8,553
196	Rogers Communications, Inc., Class B	10,161
1,262	Royal Bank of Canada	93,862
155	Saputo, Inc.	5,238
175	Seven Generations Energy Ltd., Class A(a)	3,032
227	Shaw Communications, Inc., Class B	5,039
68	Shopify, Inc., Class A(a)	6,247
109	SNC-Lavalin Group, Inc.	4,786
377	Sun Life Financial, Inc.	14,404
550	Teck Resources Ltd., Class B	11,901
106	TELUS Corp.	3,817
34	TMX Group Ltd.	1,797
1,778	Toronto-Dominion Bank (The)	91,377
599	TransCanada Corp.	30,512
570	Turquoise Hill Resources Ltd.(a)	1,869
73	Vermilion Energy, Inc.	2,397
168	Waste Connections, Inc.	10,886
261	Wheaton Precious Metals Corp.	5,276
470	Yamana Gold, Inc.	1,221

		557,467

	Chile - 0.2%
319	Antofagasta PLC	3,978

	China - 0.9%
3,823	BOC Hong Kong (Holdings) Ltd.	18,821
2,393	Global Logistic Properties Ltd.	5,836

		24,657

	Denmark - 0.3%
33	Genmab A/S(a)	7,476

	Finland - 1.0%
24	Cargotec Oyj, Class B	1,460
41	Kesko Oyj, Class B	2,066
84	Metso Oyj	2,662
83	Orion Oyj, Class B	4,181
353	Outokumpu Oyj	2,959
331	Stora Enso Oyj, Class R	4,410
296	UPM-Kymmene Oyj	8,030

		25,768

	France - 2.8%
26	Christian Dior SE	7,378
97	CNP Assurances	2,333
12	Hermes International	6,055
48	Kering	16,723
338	Schneider Electric SE	26,441
53	Thales SA	5,848
131	Valeo SA	9,042

		73,820

	Germany - 9.0%
175	adidas AG	39,821
795	BASF SE	75,538
84	Covestro AG(b)	6,499
706	Deutsche Post AG	27,302
635	Infineon Technologies AG	13,764
69	Merck KGaA	7,553
425	Siemens AG	57,498
276	thyssenkrupp AG	8,163

		236,138

	Hong Kong - 4.2%
208	ASM Pacific Technology Ltd.	2,695
891	Bank of East Asia Ltd. (The)	3,816
724	Chow Tai Fook Jewellery Group Ltd.	752
1,057	CLP Holdings Ltd.	11,267
1,556	Galaxy Entertainment Group Ltd.	9,633
564	Hang Lung Group Ltd.	2,145

Schedule of Investments

1,286	Hang Lung Properties Ltd.	$3,204
545	Hang Seng Bank Ltd.	11,863
4,231	Hong Kong & China Gas Co. Ltd.	8,007
142	Jardine Strategic Holdings Ltd.	5,793
1,094	Link REIT	8,895
856	Mapletree Greater China Commercial Trust REIT(b)	700
819	MTR Corp. Ltd.	4,734
4,432	New World Development Co. Ltd.	5,992
1,631	Sino Land Co. Ltd.	2,694
858	Sun Hung Kai Properties Ltd.	13,293
1,105	Wharf Holdings Ltd. (The)	9,401
648	Wheelock & Co. Ltd.	4,887

		109,771

	Ireland - 0.1%
245	James Hardie Industries PLC	3,748

	Israel - 0.4%
643	Bank Hapoalim BM	4,456
12	Elbit Systems Ltd.	1,518
110	Mizrahi Tefahot Bank Ltd.	1,988
33	Wix.com Ltd.(a)	2,036

		9,998

	Italy - 0.4%
88	Ferrari NV	9,244

	Japan - 9.9%
149	Advantest Corp.	2,733
178	Brother Industries Ltd.	4,543
158	Daikin Industries Ltd.	16,730
101	FANUC Corp.	20,626
390	Fuji Electric Co. Ltd.	2,146
60	Hitachi Chemical Co. Ltd.	1,708
55	Hitachi Construction Machinery Co. Ltd.	1,575
114	Idemitsu Kosan Co. Ltd.	2,762
30	ITOCHU Techno-Solutions Corp.	1,042
86	Itoham Yonekyu Holdings, Inc.	798
49	Kagome Co. Ltd.	1,486
300	Keikyu Corp.	3,478
65	Keyence Corp.	30,013
575	Komatsu Ltd.	15,427
68	Konami Holdings Corp.	3,539
214	Lion Corp.	4,571
143	MISUMI Group, Inc.	3,541
1,286	Mitsubishi Electric Corp.	19,908
209	Mitsubishi Gas Chemical Co., Inc.	4,836
100	Nissan Chemical Industries Ltd.	3,326
115	OMRON Corp.	5,735
24	SCREEN Holdings Co. Ltd.	1,607
133	Sega Sammy Holdings, Inc.	1,790
1,083	Sharp Corp.(a)	3,803
267	Shin-Etsu Chemical Co. Ltd.	24,430
552	SoftBank Group Corp.	44,751
119	Start Today Co. Ltd.	3,355
136	Sumco Corp.	2,210
95	Sumitomo Dainippon Pharma Co. Ltd.	1,331
380	Sumitomo Heavy Industries Ltd.	2,772
113	Tokyo Electron Ltd.	15,928
11	Universal Entertainment Corp.	315
150	Yaskawa Electric Corp.	4,020
46	Zensho Holdings Co. Ltd.	830
120	Zeon Corp.	1,502

		259,167

	Luxembourg - 0.8%
626	Arcelormittal(a)	16,381

348	Tenaris SA	$5,494

		21,875

	Macau - 0.1%
519	MGM China Holdings Ltd.	1,022
1,036	Wynn Macau Ltd.	2,247

		3,269

	Mexico - 0.1%
135	Fresnillo PLC	2,734

	Netherlands - 8.5%
255	ASML Holding NV	38,528
120	Koninklijke DSM NV	8,826
3,255	Royal Dutch Shell PLC, Class A	91,532
2,959	Royal Dutch Shell PLC, Class B	83,949

		222,835

	New Zealand - 0.1%
595	Fletcher Building Ltd.	3,564

	Norway - 1.0%
116	AKER BP ASA	2,179
81	AKER Solutions ASA(a)(b)	404
477	DNB ASA	9,333
130	Leroy Seafood Group ASA	751
188	Marine Harvest ASA	3,486
1,029	Norsk Hydro ASA	6,609
67	Norwegian Finans Holding ASA(a)	716
27	Salmar ASA	699
148	Sparebank 1 SR-Bank ASA	1,470
60	TGS Nopec Geophysical Co. ASA	1,262

		26,909

	Singapore - 2.2%
358	City Developments Ltd.	2,970
1,500	DBS Group Holdings Ltd.	23,895
2,900	Genting Singapore PLC	2,489
833	Mapletree Commercial Trust REIT	985
2,100	Oversea-Chinese Banking Corp. Ltd.	17,578
454	SATS Ltd.	1,616
215	Venture Corp. Ltd.	2,086
2,749	Wilmar International Ltd.	6,765

		58,384

	South Africa - 0.3%
308	Mondi PLC	8,101

	Spain - 0.7%
44	Aena SA(b)	8,572
639	Repsol SA	10,668

		19,240

	Sweden - 3.6%
492	Atlas Copco AB, Class A	17,797
278	Atlas Copco AB, Class B	8,991
303	Boliden AB	9,499
250	Husqvarna AB, Class B	2,539
92	Industrivarden AB, Class C	2,229
25	L E Lundbergforetagen AB, Class B	1,964
131	Lundin Petroleum AB(a)	2,975
43	Saab AB, Class B	1,992
1,013	Sandvik AB	15,942
234	Skanska AB, Class B	5,311
214	SKF AB, Class B	4,249
173	Volvo AB, Class A	2,932
1,096	Volvo AB, Class B	18,589

		95,009

	Switzerland - 6.1%
1,452	ABB Ltd.	34,161
190	Ferguson PLC	11,340

Schedule of Investments

18	Geberit AG	$8,679
13,926	Glencore PLC	61,348
9	Schindler Holding AG	1,897
20	Schindler Holding AG-PC	4,324
655	STMicroelectronics NV	11,143
91	Zurich Insurance Group AG	27,804

		160,696

	United Kingdom - 17.9%
780	3i Group PLC	9,625
1,648	Anglo American PLC(a)	27,212
425	Ashtead Group PLC	9,127
1,158	British American Tobacco PLC	71,959
1,191	Diageo PLC	38,445
617	Experian PLC	12,258
14,819	HSBC Holdings PLC	147,892
183	IMI PLC	2,902
196	InterContinental Hotels Group PLC	11,088
116	Johnson Matthey PLC	4,297
165	Micro Focus International PLC	4,858
367	Rio Tinto Ltd.	19,276
1,166	Rio Tinto PLC	54,109
673	RSA Insurance Group PLC	5,789
374	Smiths Group PLC	7,569
1,538	Standard Chartered PLC(a)	17,168
260	Subsea 7 SA	3,830
250	Weir Group PLC (The)	6,045
1,384	WM Morrison Supermarkets PLC	4,387
643	WPP PLC	13,106

		470,942

	United States - 0.6%
432	Flex Ltd.(a)	6,908
103	International Game Technology PLC	1,961
97	Mobileye NV(a)	6,140

		15,009

	Zambia - 0.4%
825	First Quantum Minerals Ltd.	9,091

	Total Investments (Cost $2,389,386)(c) - 99.8%	2,624,794
	Other assets less liabilities - 0.2%	5,477

	Net Assets - 100.0%	$2,630,271

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $16,175, which represented less than 1% of the Fund’s Net Assets.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,389,522. The net unrealized appreciation was $235,272, which consisted of aggregate gross unrealized appreciation of $254,993 and aggregate gross unrealized depreciation of $19,721.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.1%
19,343	Cable One, Inc.	$14,698,746
74,433	Churchill Downs, Inc.	13,922,692
283,646	Cinemark Holdings, Inc.	11,033,829
62,732	Domino’s Pizza, Inc.	11,699,518
22,685	Graham Holdings Co., Class B	13,438,594
6,100	NVR, Inc.(b)	15,923,684
130,140	Pool Corp.	14,070,737
461,305	Service Corp. International	16,021,123

		110,808,923

	Consumer Staples - 1.2%
107,250	Ingredion, Inc.	13,226,070

	Financials - 19.2%
29,861	Alleghany Corp.(b)	18,314,946
175,379	American Financial Group, Inc.	17,783,430
290,138	Aspen Insurance Holdings Ltd. (Bermuda)	14,158,734
377,489	Brown & Brown, Inc.	16,836,009
85,324	FactSet Research Systems, Inc.	14,267,879
319,729	First American Financial Corp.	15,478,081
176,310	Hanover Insurance Group, Inc. (The)	16,724,767
227,502	Mercury General Corp.	13,625,095
131,346	MSCI, Inc.	14,310,147
710,377	Old Republic International Corp.	13,937,597
125,194	Reinsurance Group of America, Inc.	17,552,199
137,614	RenaissanceRe Holdings Ltd. (Bermuda)	20,216,873
270,218	W.R. Berkley Corp.	18,636,935

		211,842,692

	Health Care - 3.9%
61,733	Bio-Rad Laboratories, Inc., Class A(b)	14,546,147
448,606	Owens & Minor, Inc.	14,458,571
173,839	STERIS PLC	14,228,722

		43,233,440

	Industrials - 11.7%
129,885	Carlisle Cos., Inc.	12,675,477
429,654	Copart, Inc.(b)	13,529,804
130,278	Hubbell, Inc.	15,475,724
132,083	IDEX Corp.	15,392,953
161,316	Landstar System, Inc.	13,413,425
82,981	Lennox International, Inc.	14,189,751
371,626	Rollins, Inc.	16,132,285
205,968	Toro Co. (The)	14,642,265
91,228	Watsco, Inc.	13,754,446

		129,206,130

	Information Technology - 6.1%
209,537	Broadridge Financial Solutions, Inc.	15,895,477
234,770	CDK Global, Inc.	15,443,171
186,298	Jack Henry & Associates, Inc.	19,993,501
395,225	National Instruments Corp.	16,259,556

		67,591,705

	Materials - 9.4%
173,071	AptarGroup, Inc.	14,006,636
106,590	Ashland Global Holdings, Inc.	6,925,152
322,476	Bemis Co., Inc.	13,663,308

188,012	Compass Minerals International, Inc.	$12,982,229
30,596	NewMarket Corp.	14,077,525
146,814	Scotts Miracle-Gro Co. (The)	14,092,676
177,113	Sensient Technologies Corp.	13,170,123
299,722	Sonoco Products Co.	14,530,523

		103,448,172

	Real Estate - 21.1%
275,008	American Campus Communities, Inc. REIT	13,183,884
161,794	Camden Property Trust REIT	14,512,922
431,074	Corporate Office Properties Trust REIT	14,350,453
276,166	DCT Industrial Trust, Inc. REIT	15,559,192
361,823	Douglas Emmett, Inc. REIT	13,843,348
346,222	Education Realty Trust, Inc. REIT	13,000,636
181,782	EPR Properties REIT	13,157,381
472,355	First Industrial Realty Trust, Inc. REIT	14,416,275
379,977	Healthcare Realty Trust, Inc. REIT	12,653,234
295,252	Highwoods Properties, Inc. REIT	15,211,383
454,025	Hospitality Properties Trust REIT	13,193,967
176,668	Kilroy Realty Corp. REIT	12,262,526
199,048	Lamar Advertising Co., Class A REIT	14,046,817
467,254	Rayonier, Inc. REIT	13,583,074
488,759	Tanger Factory Outlet Centers, Inc. REIT	12,917,900
228,939	Taubman Centers, Inc. REIT	13,019,761
422,154	Weingarten Realty Investors REIT	13,703,119

		232,615,872

	Utilities - 17.3%
437,217	Aqua America, Inc.	14,594,304
176,617	Atmos Energy Corp.	15,323,291
186,983	Black Hills Corp.	13,025,236
516,112	Great Plains Energy, Inc.	15,927,216
403,939	Hawaiian Electric Industries, Inc.	13,325,948
179,565	IDACORP, Inc.	15,507,233
246,423	NorthWestern Corp.	14,240,785
412,453	OGE Energy Corp.	14,790,565
352,722	PNM Resources, Inc.	14,055,972
169,071	Southwest Gas Holdings, Inc.	13,542,587
267,280	UGI Corp.	13,489,622
238,613	Vectren Corp.	14,343,027
362,307	Westar Energy, Inc.	18,387,080

		190,552,866

	Total Investments (Cost $1,013,535,106)(c) - 100.0%	1,102,525,870
	Other assets less liabilities - 0.0%	191,399

	Net Assets - 100.0%	$1,102,717,269

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,016,847,550. The net unrealized appreciation was $85,678,320, which consisted of aggregate gross unrealized appreciation of $105,589,230 and aggregate gross unrealized depreciation of $19,910,910.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments(a)

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 6.0%
5,204	DineEquity, Inc.	$214,092
16,206	New Media Investment Group, Inc.	225,912

		440,004

	Consumer Staples - 8.3%
1,575	Andersons, Inc. (The)	54,259
4,016	B&G Foods, Inc.	145,580
1,394	Inter Parfums, Inc.	54,087
1,990	Medifast, Inc.	84,953
402	Sanderson Farms, Inc.	52,562
2,616	SpartanNash Co.	72,568
1,477	Universal Corp.	94,454
442	WD-40 Co.	47,139

		605,602

	Financials - 24.9%
3,371	AMERISAFE, Inc.	194,675
11,618	Apollo Commercial Real Estate Finance, Inc. REIT	209,472
20,812	Capstead Mortgage Corp. REIT	203,541
10,928	Greenhill & Co., Inc.	202,168
13,046	Maiden Holdings Ltd.	144,811
11,328	Oritani Financial Corp.	188,045
3,447	ProAssurance Corp.	213,025
2,443	RLI Corp.	141,841
1,585	Safety Insurance Group, Inc.	112,456
10,235	Waddell & Reed Financial, Inc., Class A	211,557

		1,821,591

	Health Care - 2.9%
903	CONMED Corp.	46,342
1,095	Landauer, Inc.	59,623
7,759	Meridian Bioscience, Inc.	105,134

		211,099

	Industrials - 5.4%
2,058	Brady Corp., Class A	68,326
1,278	National Presto Industries, Inc.	144,542
2,886	Powell Industries, Inc.	91,919
6,898	Resources Connection, Inc.	92,088

		396,875

	Information Technology - 6.7%
8,693	Daktronics, Inc.	85,018
1,488	ManTech International Corp., Class A	59,103
3,717	Monotype Imaging Holdings, Inc.	70,065
1,251	MTS Systems Corp.	65,928
4,502	NIC, Inc.	73,157
3,382	Park Electrochemical Corp.	63,548
2,566	Xperi Corp.	75,056

		491,875

	Materials - 6.0%
1,150	Hawkins, Inc.	51,692
2,932	Innophos Holdings, Inc.	122,470
630	Kaiser Aluminum Corp.	61,293
4,700	Myers Industries, Inc.	79,900

3,315	Schweitzer-Mauduit International, Inc.	$127,362

		442,717

	Real Estate - 25.0%
9,185	Chatham Lodging Trust REIT	189,946
7,667	Chesapeake Lodging Trust REIT	193,438
18,466	Franklin Street Properties Corp. REIT	195,186
12,526	Government Properties Income Trust REIT	222,086
20,485	Independence Realty Trust, Inc. REIT	207,308
20,091	Lexington Realty Trust REIT	204,526
18,015	Pennsylvania Real Estate Investment Trust REIT	214,198
14,318	Ramco - Gershenson Properties Trust REIT	201,741
8,629	Sabra Health Care REIT, Inc. REIT	200,193

		1,828,622

	Telecommunication Services - 6.1%
871	ATN International, Inc.	50,518
2,696	Cogent Communications Holdings, Inc.	112,558
11,432	Consolidated Communications Holdings, Inc.	205,776
4,695	Spok Holdings, Inc.	76,998

		445,850

	Utilities - 8.6%
1,167	ALLETE, Inc.	85,506
1,183	American States Water Co.	58,499
1,805	Avista Corp.	94,961
1,430	California Water Service Group	55,627
1,344	El Paso Electric Co.	69,754
1,444	Northwest Natural Gas Co.	91,116
2,668	South Jersey Industries, Inc.	90,632
1,183	Spire, Inc.	85,886

		631,981

	Total Investments (Cost $7,641,347)(b) - 99.9%	7,316,216
	Other assets less liabilities - 0.1%	8,707

	Net Assets - 100.0%	$7,324,923

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $325,131, which consisted of aggregate gross unrealized appreciation of $148,159 and aggregate gross unrealized depreciation of $473,290.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 6.8%
266,954	Boyd Gaming Corp.(b)	$6,689,867
124,797	DineEquity, Inc.	5,134,149
80,152	Dorman Products, Inc.(b)	6,258,268
266,405	Ilg, Inc.	7,062,397
202,654	Marcus Corp. (The)	5,512,189
188,073	MDC Holdings, Inc.	6,449,023
229,780	PetMed Express, Inc.(c)	10,923,741
199,622	Scholastic Corp.	8,270,339
153,506	Standard Motor Products, Inc.	7,733,632

		64,033,605

	Consumer Staples - 2.7%
72,781	J & J Snack Foods Corp.	9,563,424
181,861	Medifast, Inc.	7,763,646
74,096	WD-40 Co.	7,902,338

		25,229,408

	Financials - 27.2%
143,322	Ameris Bancorp	6,564,148
604,962	Apollo Commercial Real Estate Finance, Inc. REIT	10,907,465
339,198	Astoria Financial Corp.	6,845,016
793,310	Bank Mutual Corp.	7,893,434
123,021	Banner Corp.	7,106,923
960,017	Capstead Mortgage Corp. REIT	9,388,966
98,030	City Holding Co.	6,433,709
123,227	Community Bank System, Inc.	6,765,162
338,471	Dime Community Bancshares, Inc.	7,040,197
176,094	Employers Holdings, Inc.	7,633,675
509,590	First Commonwealth Financial Corp.	6,639,958
296,234	First Midwest Bancorp, Inc.	6,579,357
192,752	Green Dot Corp., Class A(b)	7,756,340
195,977	Horace Mann Educators Corp.	7,231,551
85,897	Infinity Property & Casualty Corp.	8,593,995
187,031	Interactive Brokers Group, Inc., Class A	7,490,592
225,343	National Bank Holdings Corp., Class A	7,690,957
156,799	Navigators Group, Inc. (The)	8,937,543
181,824	NBT Bancorp, Inc.	6,571,119
523,666	Northfield Bancorp, Inc.	8,792,352
579,965	Northwest Bancshares, Inc.	9,337,436
417,172	Old National Bancorp	6,799,904
589,803	Oritani Financial Corp.	9,790,730
145,860	ProAssurance Corp.	9,014,148
323,294	Provident Financial Services, Inc.	8,573,757
119,832	RLI Corp.	6,957,446
152,808	Safety Insurance Group, Inc.	10,841,728
146,007	Selective Insurance Group, Inc.	7,395,255
171,058	Stewart Information Services Corp.	6,722,579
827,845	TrustCo Bank Corp. NY	6,871,113
236,250	United Community Banks, Inc.	6,558,300
152,964	United Fire Group, Inc.	6,901,736
128,453	Westamerica Bancorporation(c)	7,028,948

		255,655,539

	Health Care - 6.1%
115,080	Almost Family, Inc.(b)	5,690,706
91,884	Analogic Corp.	6,450,257

145,300	Anika Therapeutics, Inc.(b)	$7,433,548
91,582	Cantel Medical Corp.	6,795,384
41,969	Chemed Corp.	8,288,877
168,255	Integra LifeSciences Holdings Corp.(b)	8,355,543
110,202	Neogen Corp.(b)	7,259,006
105,405	U.S. Physical Therapy, Inc.	6,651,056

		56,924,377

	Industrials - 18.6%
184,340	ABM Industries, Inc.	8,225,251
81,607	Alamo Group, Inc.	7,590,267
143,889	Albany International Corp., Class A	7,698,061
113,571	Applied Industrial Technologies, Inc.	6,416,762
131,505	Barnes Group, Inc.	7,913,971
134,430	ESCO Technologies, Inc.	8,294,331
115,530	Exponent, Inc.	7,532,556
136,527	Forward Air Corp.	7,076,194
174,588	Healthcare Services Group, Inc.	9,122,223
370,513	Heartland Express, Inc.	7,828,940
190,892	Hillenbrand, Inc.	6,872,112
246,026	Kaman Corp.	12,576,849
294,951	Kelly Services, Inc., Class A	6,568,559
113,042	Matthews International Corp., Class A	7,409,903
90,998	Multi-Color Corp.	7,325,339
71,736	National Presto Industries, Inc.	8,113,342
217,225	Simpson Manufacturing Co., Inc.	9,620,895
91,644	Tennant Co.	6,923,704
165,026	Tetra Tech, Inc.	7,830,484
55,064	UniFirst Corp.	7,832,854
153,599	Viad Corp.	8,225,226
117,814	Watts Water Technologies, Inc., Class A	7,587,222

		174,585,045

	Information Technology - 10.1%
326,422	ADTRAN, Inc.	7,654,596
168,729	Badger Meter, Inc.	7,634,987
237,179	Benchmark Electronics, Inc.(b)	7,981,073
91,846	Cabot Microelectronics Corp.	6,810,381
52,564	CACI International, Inc., Class A(b)	6,575,757
151,973	ExlService Holdings, Inc.(b)	8,746,046
303,899	Kulicke & Soffa Industries, Inc. (Singapore)(b)	6,545,985
36,080	MicroStrategy, Inc., Class A(b)	4,853,121
344,664	NIC, Inc.	5,600,790
156,730	Plexus Corp.(b)	8,402,295
277,056	Rudolph Technologies, Inc.(b)	6,857,136
252,963	Sykes Enterprises, Inc.(b)	8,600,742
199,774	TeleTech Holdings, Inc.	8,350,553

		94,613,462

	Materials - 3.7%
137,499	H.B. Fuller Co.	7,083,948
133,573	Hawkins, Inc.	6,004,106
106,173	Neenah Paper, Inc.	8,483,223
48,116	Quaker Chemical Corp.	6,826,217
171,037	Schweitzer-Mauduit International, Inc.	6,571,242

		34,968,736

	Real Estate - 18.0%
329,192	Acadia Realty Trust REIT	9,790,170
164,636	Agree Realty Corp. REIT	8,095,152
224,470	American Assets Trust, Inc. REIT	9,115,727
400,126	CareTrust REIT, Inc. REIT	7,298,298
308,416	Chesapeake Lodging Trust REIT	7,781,336
73,277	CoreSite Realty Corp. REIT	7,956,417
113,957	EastGroup Properties, Inc. REIT	9,934,771
352,069	Four Corners Property Trust, Inc. REIT	8,935,511
633,736	Franklin Street Properties Corp. REIT	6,698,590
396,674	Getty Realty Corp. REIT	10,305,591
313,826	Government Properties Income Trust REIT	5,564,135

Schedule of Investments(a)

416,317	Kite Realty Group Trust REIT	$8,546,988
786,601	Lexington Realty Trust REIT	8,007,598
191,211	LTC Properties, Inc. REIT	9,874,136
78,125	PS Business Parks, Inc. REIT	10,504,688
425,008	Retail Opportunity Investments Corp. REIT	8,619,162
124,446	Saul Centers, Inc. REIT	7,362,225
434,110	Summit Hotel Properties, Inc. REIT	7,783,592
103,154	Universal Health Realty Income Trust REIT	7,992,372
420,581	Urstadt Biddle Properties, Inc., Class A REIT	8,806,966

		168,973,425

	Utilities - 6.7%
134,646	ALLETE, Inc.	9,865,513
151,783	American States Water Co.	7,505,669
220,433	Avista Corp.	11,596,980
174,650	El Paso Electric Co.	9,064,335
133,543	Northwest Natural Gas Co.	8,426,563
210,128	South Jersey Industries, Inc.	7,138,048
134,227	Spire, Inc.	9,744,880

		63,341,988

	Total Common Stocks and Other Equity Interests (Cost $854,783,808)	938,325,585

	Money Market Fund - 0.1%
550,079	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $550,079)	550,079

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $855,333,887) - 100.0%	938,875,664

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
7,742,773	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $7,742,773)	7,742,773

	Total Investments (Cost $863,076,660)(f) - 100.8%	946,618,437
	Other assets less liabilities - (0.8)%	(7,489,216)

	Net Assets-100.0%	$939,129,221

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $867,165,151. The net unrealized appreciation was $79,453,286, which consisted of aggregate gross unrealized appreciation of $102,962,231 and aggregate gross unrealized depreciation of $23,508,945.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Quality Portfolio (XSHQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 24.5%
128	American Public Education, Inc.(b)	$2,727
539	Barnes & Noble, Inc.	4,393
163	Big 5 Sporting Goods Corp.	1,752
156	Bob Evans Farms, Inc.	10,792
282	Buckle, Inc. (The)	4,822
751	Callaway Golf Co.	9,560
103	Capella Education Co.	7,076
228	Cato Corp. (The), Class A	3,878
184	Children’s Place, Inc. (The)	19,440
267	Dave & Buster’s Entertainment, Inc.(b)	16,583
262	Dorman Products, Inc.(b)	20,457
584	DSW, Inc., Class A	10,535
188	Ethan Allen Interiors, Inc.	6,025
698	Express, Inc.(b)	4,230
325	Finish Line, Inc. (The), Class A	4,472
269	Fox Factory Holding Corp.(b)	10,343
498	Francesca’s Holdings Corp.(b)	4,846
151	Haverty Furniture Cos., Inc.	3,360
179	Hibbett Sports, Inc.(b)	2,792
270	iRobot Corp.(b)	28,488
115	Kirkland’s, Inc.(b)	1,075
386	La-Z-Boy, Inc.	13,047
208	LCI Industries	22,204
107	Movado Group, Inc.	2,632
260	Nautilus, Inc.(b)	4,576
288	Nutrisystem, Inc.	16,056
237	PetMed Express, Inc.	11,267
289	Ruth’s Hospitality Group, Inc.	5,780
542	Select Comfort Corp.(b)	18,325
98	Shoe Carnival, Inc.	1,790
467	Steven Madden Ltd.(b)	19,147
176	Sturm Ruger & Co., Inc.	10,138
181	Superior Industries International, Inc.	3,539
267	Tile Shop Holdings, Inc.	3,898

		310,045

	Consumer Staples - 5.6%
114	Calavo Growers, Inc.	8,442
131	Inter Parfums, Inc.	5,083
111	J & J Snack Foods Corp.	14,585
78	John B. Sanfilippo & Son, Inc.	5,017
107	Medifast, Inc.	4,568
150	Sanderson Farms, Inc.	19,612
128	WD-40 Co.	13,651

		70,958

	Energy - 0.4%
48	REX American Resources Corp.(b)	4,799

	Financials - 16.3%
154	AMERISAFE, Inc.	8,893
472	Columbia Banking System, Inc.	18,804
403	Community Bank System, Inc.	22,125
377	Evercore Partners, Inc., Class A	29,651
689	First Commonwealth Financial Corp.	8,978
544	First Financial Bankshares, Inc.	23,528

237	Greenhill & Co., Inc.	$4,384
260	Investment Technology Group, Inc.	5,738
221	National Bank Holdings Corp., Class A	7,543
1,015	Northwest Bancshares, Inc.	16,342
379	OFG Bancorp	3,809
166	Opus Bank	3,951
304	RLI Corp.	17,650
442	ServisFirst Bancshares, Inc.	16,062
139	United Insurance Holdings Corp.	2,218
677	Waddell & Reed Financial, Inc., Class A	13,994
45	World Acceptance Corp.(b)	3,401

		207,071

	Health Care - 9.2%
253	Cambrex Corp.(b)	15,433
135	Chemed Corp.	26,663
88	CorVel Corp.(b)	4,184
297	HealthEquity, Inc.(b)	13,623
52	Heska Corp.(b)	5,696
126	ICU Medical, Inc.(b)	21,659
498	Momenta Pharmaceuticals, Inc.(b)	8,242
155	Providence Service Corp. (The)(b)	7,989
404	SciClone Pharmaceuticals, Inc.(b)	4,424
294	Varex Imaging Corp.(b)	9,070

		116,983

	Industrials - 23.7%
361	AAON, Inc.	12,202
74	Alamo Group, Inc.	6,883
328	Applied Industrial Technologies, Inc.	18,532
149	Astec Industries, Inc.	7,490
408	Brady Corp., Class A	13,546
242	Chart Industries, Inc.(b)	8,228
300	Comfort Systems USA, Inc.	9,990
236	Forward Air Corp.	12,232
285	Franklin Electric Co., Inc.	11,514
413	Hawaiian Holdings, Inc.(b)	17,098
591	Healthcare Services Group, Inc.	30,880
380	Heartland Express, Inc.	8,029
140	Insperity, Inc.	10,570
167	Insteel Industries, Inc.	4,395
505	Interface, Inc.	9,570
276	Marten Transport Ltd.	4,402
38	National Presto Industries, Inc.	4,298
74	Powell Industries, Inc.	2,357
297	Raven Industries, Inc.	10,217
218	Resources Connection, Inc.	2,910
294	Simpson Manufacturing Co., Inc.	13,021
95	Standex International Corp.	9,115
307	Trex Co., Inc.(b)	23,090
118	UniFirst Corp.	16,786
515	Wabash National Corp.	9,826
351	WageWorks, Inc.(b)	22,885

		300,066

	Information Technology - 15.5%
343	ADTRAN, Inc.	8,043
381	Advanced Energy Industries, Inc.(b)	27,642
141	Applied Optoelectronics, Inc.(b)	13,746
232	Badger Meter, Inc.	10,498
91	Bel Fuse, Inc., Class B	2,298
404	Benchmark Electronics, Inc.(b)	13,595
593	Brooks Automation, Inc.	14,564
168	Ebix, Inc.	9,702
87	Forrester Research, Inc.	3,550
571	Kulicke & Soffa Industries, Inc. (Singapore)(b)	12,299
307	Methode Electronics, Inc.	12,203
87	MicroStrategy, Inc., Class A(b)	11,702

Schedule of Investments(a)

227	NETGEAR, Inc.(b)	$10,873
903	NIC, Inc.	14,674
247	Rudolph Technologies, Inc.(b)	6,113
2,003	Viavi Solutions, Inc.(b)	21,973
178	XO Group, Inc.(b)	3,254

		196,729

	Materials - 3.0%
251	FutureFuel Corp.	3,655
96	Haynes International, Inc.	3,003
151	Innophos Holdings, Inc.	6,307
130	Neenah Paper, Inc.	10,387
104	Quaker Chemical Corp.	14,754

		38,106

	Real Estate - 1.6%
147	PS Business Parks, Inc. REIT	19,766

	Telecommunication Services - 0.2%
159	Spok Holdings, Inc.	2,608

	Total Common Stocks and Other Equity Interests (Cost $1,257,127)	1,267,131

	Money Market Fund - 0.0%
309	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $309)	309

	Total Investments (Cost $1,257,436)(d) - 100.0%	1,267,440
	Other assets less liabilities - 0.0%	264

	Net Assets - 100.0%	$1,267,704

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $10,004, which consisted of aggregate gross unrealized appreciation of $57,642 and aggregate gross unrealized depreciation of $47,638.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.

GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities	$1,418,645	$—	$—	$1,418,645
Forward Foreign Currency Contracts(a)	—	(29,206)	—	(29,206)

Total Investments	$1,418,645	$(29,206)	$—	$1,389,439

PowerShares DWA Emerging Markets Momentum Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Equity Securities	$195,009,916	$4,342	$—	$195,014,258

PowerShares Europe Currency Hedged Low Volatility Portfolio
Equity Securities	$5,191,156	$—	$—	$5,191,156
Forward Foreign Currency Contracts(a)	—	(177,997)	—	(177,997)

Total Investments	$5,191,156	$(177,997)	$—	$5,013,159

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$25,823,759	$—	$12,264	$25,836,023

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$1,175,999,260	$—	$81,084	$1,176,080,344

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$197,741,328	$—	$120,355	$197,861,683

PowerShares International BuyBack Achievers™ Portfolio
Equity Securities	$159,981,888	$—	$83,525	$160,065,413

PowerShares Japan Currency Hedged Low Volatility Portfolio
Equity Securities	$1,438,522	$—	$—	$1,438,522
Forward Foreign Currency Contracts(a)	—	(21,747)	—	(21,747)

Total Investments	$1,438,522	$(21,747)	$—	$1,416,775

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$176,049,076	$—	$176,049,076
Money Market Fund	62,290	—	—	62,290

Total Investments	$62,290	$176,049,076	$—	$176,111,366

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$4,594,130,209	$—	$4,594,130,209
Money Market Funds	82,421,374	—	—	82,421,374

Total Investments	$82,421,374	$4,594,130,209	$—	$4,676,551,583

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$1,180,227,568	$—	$1,180,227,568
Money Market Fund	10,929,570	—	—	10,929,570

Total Investments	$10,929,570	$1,180,227,568	$—	$1,191,157,138

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$39,297,833	$—	$39,297,833
Money Market Fund	170,914	—	—	170,914

Total Investments	$170,914	$39,297,833	$—	$39,468,747

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$176,493,886	$50	$176,493,936
Foreign Government Debt Securities	—	20,131,423	—	20,131,423
Money Market Fund	4,063,915	—	—	4,063,915

Total Investments	$4,063,915	$196,625,309	50	$200,689,274

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$22,111,061	$—	$22,111,061
Money Market Fund	213,470	—	—	213,470

Total Investments	$213,470	$22,111,061	$—	$22,324,531

PowerShares Taxable Municipal Bond Portfolio
Municipal Obligations	$—	$942,856,286	$—	$942,856,286
Corporate Debt Securities	—	8,360,576	—	8,360,576
Money Market Fund	10,215,194	—	—	10,215,194

Total Investments	$10,215,194	$951,216,862	$—	$961,432,056

PowerShares Treasury Collateral Portfolio
U.S. Treasury Securities	$—	$449,983,003	$—	$449,983,003
Money Market Fund	919,341	—	—	919,341

Total Investments	$919,341	$449,983,003	$—	$450,902,344

PowerShares Variable Rate Preferred Portfolio
Preferred Stocks	$1,002,748,613	$—	$—	$1,002,748,613
Corporate Debt Securities	—	732,090,299	—	732,090,299

Total Investments	$1,002,748,613	$732,090,299	$—	$1,734,838,912

PowerShares Senior Loan Portfolio
Variable Rate Senior Loan Interests	$—	$8,215,847,126	$—	$8,215,847,126
Corporate Bonds	—	212,971,013	—	212,971,013
Money Market Fund	901,018,877	—	—	901,018,877

Total Investments	$901,018,877	$8,428,818,139	$—	$9,329,837,016

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$266,715,546	$—	$32,139	$266,747,685

PowerShares S&P Emerging Markets Momentum Portfolio
Equity Securities	$331,718,897	$3,227	$1,650	$331,723,774

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

	Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,032	$3	$—
Derivatives not subject to master netting agreements	—	—	—

Total Derivative Assets subject to master netting agreements	$1,032	$3	$—

Derivative Liabilities	Currency Risk
Unrealized depreciation forward foreign currency contracts outstanding	$(30,238)	$(178,000)	$(21,747)
Derivatives not subject to master netting agreements	—	—	—

Total Derivative Liabilities subject to master netting agreements	$(30,238)	$(178,000)	$(21,747)

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
	Currency Risk
Realized Gain:
Forward foreign currency contracts	$6,781	$8,456,145	$136,618
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(62,872)	(4,631,046)	(67,742)

Total	$(56,091)	$3,825,099	$68,876

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$2,865,264	$52,771,807	$2,992,643

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)        /s/Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date                                         9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/Daniel E. Draper

                                                Daniel E. Draper

                                                President

Date                                         9/28/2017

By (Signature and Title)        /s/Steven Hill

                                                Steven Hill

                                                Treasurer

Date                                         9/28/2017